                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-07238
---------------------------------------------


                            SUNAMERICA SERIES TRUST
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


1 SunAmerica Center, Los Angeles, CA                         90067-6022
-----------------------------------------------------------------------
(Address of principal executive offices)                     (Zip code)


                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
-----------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (201) 324-6464
                                                    -------------------


Date of fiscal year end: January 31
                         -------------------------


Date of reporting period: July 31, 2007
                          ------------------------

Item 1. Reports to Stockholders

This filing is on behalf of thirty-one of the thirty-five Investment Company Series of SunAmerica Series Trust.

                            SUNAMERICA SERIES TRUST

                      ------------------------------------
                               SEMI-ANNUAL REPORT

                                 JULY 31, 2007

 THIS REPORT IS FOR THE GENERAL INFORMATION OF CONTRACT OWNERS OF THE POLARIS,
            POLARIS(II), POLARIS(II) PLATINUM, POLARIS(II) A-CLASS,
  POLARIS(II) A-CLASS PLATINUM, POLARIS ADVISOR, POLARIS PLUS, POLARIS GROUP, POLARIS ASSET MANAGER, POLARIS CHOICE, POLARIS CHOICE(II), POLARIS CHOICE(III),
           POLARIS PLATINUM, POLARIS PLATINUM(II), POLARIS PROTECTOR,
   POLARIS PREFERRED SOLUTIONS, POLARISAMERICA, WM DIVERSIFIED STRATEGIES, WM
              DIVERSIFIED STRATEGIES III, VISTA CAPITAL ADVANTAGE
                     AND ANCHOR ADVISOR VARIABLE ANNUITIES.

               TABLE OF CONTENTS

                        SHAREHOLDER LETTER..........................................     1
                        EXPENSE EXAMPLE.............................................     2
                        MONEY MARKET
                        Cash Management Portfolio (Columbia Management Advisors,
                          LLC)......................................................     7
                        BONDS
                        Corporate Bond Portfolio (Federated Investment Management
                          Company)..................................................    10
                        Global Bond Portfolio (Goldman Sachs Asset Management
                          International)............................................    32
                        High-Yield Bond Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................    42
                        Worldwide High Income Portfolio (Morgan Stanley Investment
                          Management, Inc. (dba -- Van Kampen)).....................    54
                        BALANCED
                        Balanced Portfolio (J.P. Morgan Investment Management,
                          Inc.).....................................................    67
                        MFS Total Return Portfolio (Massachusetts Financial Services
                          Company)..................................................    82
                        EQUITY/SPECIALTY
                        Telecom Utility Portfolio (Massachusetts Financial Services
                          Company)..................................................    96
                        Equity Index Portfolio (FAF Advisors, Inc.).................   100
                        Growth-Income Portfolio (AllianceBernstein L.P.)............   110
                        Equity Opportunities Portfolio (OppenheimerFunds, Inc.).....   113
                        Davis Venture Value Portfolio (Davis Selected Advisers, L.P.
                          (dba -- Davis Advisors))..................................   123
                        "Dogs" of Wall Street Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................   126
                        Alliance Growth Portfolio (AllianceBernstein L.P.)..........   128
                        Capital Growth Portfolio (OppenheimerFunds, Inc.)...........   131
                        MFS Massachusetts Investors Trust Portfolio (Massachusetts
                          Financial Services Company)...............................   134
                        Fundamental Growth Portfolio (Wells Capital Management,
                          Inc.).....................................................   137
                        Blue Chip Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................   140
                        Real Estate Portfolio (Davis Selected Advisers, L.P.
                          (dba -- Davis Advisors))..................................   143
                        Small Company Value Portfolio (Franklin Advisory Services,
                          LLC)......................................................   145
                        Mid-Cap Growth Portfolio (J.P. Morgan Investment Management,
                          Inc.).....................................................   149
                        Aggressive Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................   152
                        Growth Opportunities Portfolio (Morgan Stanley Investment
                          Management, Inc. (dba -- Van Kampen)).....................   155
                        Marsico Focused Growth Portfolio (Marsico Capital
                          Management, LLC)..........................................   159
                        Technology Portfolio (Columbia Management Advisors, LLC)....   161
                        Small & Mid Cap Value Portfolio (AllianceBernstein L.P.)....   164
                        INTERNATIONAL
                        International Growth and Income Portfolio (Putnam Investment
                          Management, LLC)..........................................   168
                        Global Equities Portfolio (J.P. Morgan Investment
                          Management, Inc.).........................................   172
                        International Diversified Equities Portfolio (Morgan Stanley
                          Investment Management, Inc. (dba -- Van Kampen))..........   177
                        Emerging Markets Portfolio (Putnam Investment Management,
                          LLC)......................................................   191
                        Foreign Value Portfolio (Templeton Investment Counsel,
                          LLC)......................................................   195
                        STATEMENT OF ASSETS AND LIABILITIES.........................   198
                        STATEMENT OF OPERATIONS.....................................   210
                        STATEMENT OF CHANGES IN NET ASSETS..........................   216
                        NOTES TO FINANCIAL STATEMENTS...............................   227
                        FINANCIAL HIGHLIGHTS........................................   258
                        APPROVAL OF ADVISORY AGREEMENTS.............................   277
                        SPECIAL MEETING OF SHAREHOLDERS.............................   279

---------------------

               DEAR SUNAMERICA SERIES TRUST INVESTOR:

                 We are pleased to present the semiannual report for the
               SunAmerica Series Trust, one of the underlying trusts for the variable products issued by our life companies. The report provides information about all of the portfolios in your variable contract with the exception of those that may be a part of the separate Anchor Series Trust, American Fund Insurance Series, Van Kampen Life Investment Trust, Principal Variable Contracts Fund, Lord Abbett Series Fund and the Columbia Variable Insurance Trusts. Investors in those portfolios will receive separate and complete reports.

                 This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2007. The report may also contain information on portfolios not currently available in your variable contract.

                 If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

                 Thank you for the confidence you place in us with your
               retirement assets, and we look forward to reporting to you once again in six months.

               Sincerely,

               /s/ JAY S. WINTROB

               Jay S. Wintrob
               Chief Executive Officer
               AIG SunAmerica Life Assurance Company
               First SunAmerica Life Insurance Company

               September 5, 2007

               ---------------------------------

               Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable product. Annuity products are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

               Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE                                                JULY 31, 2007
                                                                     (unaudited)
               DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

                 As a shareholder of a Portfolio in the SunAmerica Series Trust
               (the "Trust"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at February 1, 2007 and held until July 31, 2007. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

               ACTUAL EXPENSES

                 The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During The Six Months Ended July 31, 2007" to estimate the expenses you paid on your account during this period. The "Expenses Paid During The Six Months Ended July 31, 2007" column and the "Expense Ratio as of July 31, 2007" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During The Six Months Ended July 31, 2007" would have been higher and the "Ending Account Value" would have been lower.

               HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

                 The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During The Six Months Ended July 31, 2007" column and the "Expense Ratio as of July 31, 2007" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During The Six Months Ended July 31, 2007" would have been higher and the "Ending Account Value" would have been lower.

                 Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2007
                                                                     (unaudited)

                                                             ACTUAL                                HYPOTHETICAL
                                         ----------------------------------------------   ------------------------------
                                                                                                              ENDING
                                                                                                           ACCOUNT VALUE
                                                             ENDING       EXPENSES PAID                       USING A
                                                          ACCOUNT VALUE    DURING THE                      HYPOTHETICAL
                                           BEGINNING      USING ACTUAL     SIX MONTHS       BEGINNING       5% ASSUMED
                                         ACCOUNT VALUE      RETURN AT         ENDED       ACCOUNT VALUE      RETURN AT
                                         AT FEBRUARY 1,     JULY 31,        JULY 31,      AT FEBRUARY 1,     JULY 31,
   PORTFOLIO                                  2007            2007            2007*            2007            2007
   ---------------------------------------------------------------------------------------------------------------------
   Cash Management
     Class 1...........................    $1,000.00        $1,024.22        $ 2.46         $1,000.00        $1,022.36
     Class 2...........................    $1,000.00        $1,023.36        $ 3.21         $1,000.00        $1,021.62
     Class 3...........................    $1,000.00        $1,023.40        $ 3.71         $1,000.00        $1,021.12
   Corporate Bond
     Class 1...........................    $1,000.00        $1,009.33        $ 2.94         $1,000.00        $1,021.87
     Class 2...........................    $1,000.00        $1,008.50        $ 3.69         $1,000.00        $1,021.12
     Class 3...........................    $1,000.00        $1,007.66        $ 4.18         $1,000.00        $1,020.63
   Global Bond
     Class 1...........................    $1,000.00        $1,031.95        $ 4.13         $1,000.00        $1,020.73
     Class 2...........................    $1,000.00        $1,032.14        $ 4.89         $1,000.00        $1,019.98
     Class 3...........................    $1,000.00        $1,031.28        $ 5.39         $1,000.00        $1,019.49
   High-Yield Bond
     Class 1...........................    $1,000.00        $  981.43        $ 3.68         $1,000.00        $1,021.08
     Class 2...........................    $1,000.00        $  980.08        $ 4.42         $1,000.00        $1,020.33
     Class 3...........................    $1,000.00        $  980.05        $ 4.91         $1,000.00        $1,019.84
   Worldwide High Income
     Class 1...........................    $1,000.00        $1,015.62        $ 4.85         $1,000.00        $1,019.98
     Class 2...........................    $1,000.00        $1,015.69        $ 5.60         $1,000.00        $1,019.24
     Class 3...........................    $1,000.00        $1,014.40        $ 6.04         $1,000.00        $1,018.79
   Balanced @
     Class 1...........................    $1,000.00        $1,022.47        $ 3.76         $1,000.00        $1,021.08
     Class 2...........................    $1,000.00        $1,021.84        $ 4.51         $1,000.00        $1,020.33
     Class 3...........................    $1,000.00        $1,021.21        $ 5.01         $1,000.00        $1,019.84
   MFS Total Return @
     Class 1...........................    $1,000.00        $1,018.14        $ 3.50         $1,000.00        $1,021.32
     Class 2...........................    $1,000.00        $1,017.06        $ 4.25         $1,000.00        $1,020.58
     Class 3...........................    $1,000.00        $1,016.54        $ 4.75         $1,000.00        $1,020.08
   Telecom Utility @
     Class 1...........................    $1,000.00        $1,082.27        $ 5.01         $1,000.00        $1,019.98
     Class 2...........................    $1,000.00        $1,081.43        $ 5.78         $1,000.00        $1,019.24
     Class 3...........................    $1,000.00        $1,081.58        $ 6.35         $1,000.00        $1,018.70
   Equity Index #
     Class 1...........................    $1,000.00        $1,019.70        $ 2.75         $1,000.00        $1,022.07
   Growth-Income @
     Class 1...........................    $1,000.00        $1,020.88        $ 3.26         $1,000.00        $1,021.57
     Class 2...........................    $1,000.00        $1,020.19        $ 4.01         $1,000.00        $1,020.83
     Class 3...........................    $1,000.00        $1,019.86        $ 4.51         $1,000.00        $1,020.33
   Equity Opportunities @
     Class 1...........................    $1,000.00        $  995.33        $ 4.01         $1,000.00        $1,020.78
     Class 2...........................    $1,000.00        $  994.80        $ 4.75         $1,000.00        $1,020.03
     Class 3...........................    $1,000.00        $  994.27        $ 5.24         $1,000.00        $1,019.54
   Davis Venture Value @
     Class 1...........................    $1,000.00        $1,017.16        $ 3.80         $1,000.00        $1,021.03
     Class 2...........................    $1,000.00        $1,016.28        $ 4.55         $1,000.00        $1,020.28
     Class 3...........................    $1,000.00        $1,015.71        $ 5.05         $1,000.00        $1,019.79
   "Dogs" of Wall Street @
     Class 1...........................    $1,000.00        $  979.17        $ 3.53         $1,000.00        $1,021.22
     Class 2...........................    $1,000.00        $  978.30        $ 4.27         $1,000.00        $1,020.48
     Class 3...........................    $1,000.00        $  978.26        $ 4.76         $1,000.00        $1,019.98
   Alliance Growth @
     Class 1...........................    $1,000.00        $1,035.59        $ 3.38         $1,000.00        $1,021.47
     Class 2...........................    $1,000.00        $1,034.76        $ 4.14         $1,000.00        $1,020.73
     Class 3...........................    $1,000.00        $1,034.39        $ 4.64         $1,000.00        $1,020.23
   Capital Growth #@
     Class 1...........................    $1,000.00        $1,067.70        $ 6.25         $1,000.00        $1,018.74
     Class 2...........................    $1,000.00        $1,066.96        $ 7.02         $1,000.00        $1,018.00
     Class 3...........................    $1,000.00        $1,066.00        $ 7.27         $1,000.00        $1,017.75

                                         HYPOTHETICAL
                                         -------------

                                         EXPENSES PAID
                                          DURING THE
                                          SIX MONTHS       EXPENSE
                                             ENDED       RATIO AS OF
                                           JULY 31,       JULY 31,
   PORTFOLIO                                 2007*          2007*
   ------------------------------------  ---------------------------
   Cash Management
     Class 1...........................      $2.46          0.49%
     Class 2...........................      $3.21          0.64%
     Class 3...........................      $3.71          0.74%
   Corporate Bond
     Class 1...........................      $2.96          0.59%
     Class 2...........................      $3.71          0.74%
     Class 3...........................      $4.21          0.84%
   Global Bond
     Class 1...........................      $4.11          0.82%
     Class 2...........................      $4.86          0.97%
     Class 3...........................      $5.36          1.07%
   High-Yield Bond
     Class 1...........................      $3.76          0.75%
     Class 2...........................      $4.51          0.90%
     Class 3...........................      $5.01          1.00%
   Worldwide High Income
     Class 1...........................      $4.86          0.97%
     Class 2...........................      $5.61          1.12%
     Class 3...........................      $6.06          1.21%
   Balanced @
     Class 1...........................      $3.76          0.75%
     Class 2...........................      $4.51          0.90%
     Class 3...........................      $5.01          1.00%
   MFS Total Return @
     Class 1...........................      $3.51          0.70%
     Class 2...........................      $4.26          0.85%
     Class 3...........................      $4.76          0.95%
   Telecom Utility @
     Class 1...........................      $4.86          0.97%
     Class 2...........................      $5.61          1.12%
     Class 3...........................      $6.16          1.23%
   Equity Index #
     Class 1...........................      $2.76          0.55%
   Growth-Income @
     Class 1...........................      $3.26          0.65%
     Class 2...........................      $4.01          0.80%
     Class 3...........................      $4.51          0.90%
   Equity Opportunities @
     Class 1...........................      $4.06          0.81%
     Class 2...........................      $4.81          0.96%
     Class 3...........................      $5.31          1.06%
   Davis Venture Value @
     Class 1...........................      $3.81          0.76%
     Class 2...........................      $4.56          0.91%
     Class 3...........................      $5.06          1.01%
   "Dogs" of Wall Street @
     Class 1...........................      $3.61          0.72%
     Class 2...........................      $4.36          0.87%
     Class 3...........................      $4.86          0.97%
   Alliance Growth @
     Class 1...........................      $3.36          0.67%
     Class 2...........................      $4.11          0.82%
     Class 3...........................      $4.61          0.92%
   Capital Growth #@
     Class 1...........................      $6.11          1.22%
     Class 2...........................      $6.85          1.37%
     Class 3...........................      $7.10          1.42%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2007
                                                                     (unaudited)

                                                             ACTUAL                                HYPOTHETICAL
                                         ----------------------------------------------   ------------------------------
                                                                                                              ENDING
                                                                                                           ACCOUNT VALUE
                                                             ENDING       EXPENSES PAID                       USING A
                                                          ACCOUNT VALUE    DURING THE                      HYPOTHETICAL
                                           BEGINNING      USING ACTUAL     SIX MONTHS       BEGINNING       5% ASSUMED
                                         ACCOUNT VALUE      RETURN AT         ENDED       ACCOUNT VALUE      RETURN AT
                                         AT FEBRUARY 1,     JULY 31,        JULY 31,      AT FEBRUARY 1,     JULY 31,
   PORTFOLIO                                  2007            2007            2007*            2007            2007
   ---------------------------------------------------------------------------------------------------------------------
   MFS Massachusetts Investors Trust @
     Class 1...........................    $1,000.00        $1,035.34        $ 3.94         $1,000.00        $1,020.93
     Class 2...........................    $1,000.00        $1,034.65        $ 4.69         $1,000.00        $1,020.18
     Class 3...........................    $1,000.00        $1,033.99        $ 5.19         $1,000.00        $1,019.69
   Fundamental Growth #@
     Class 1...........................    $1,000.00        $1,018.52        $ 4.25         $1,000.00        $1,020.58
     Class 2...........................    $1,000.00        $1,018.57        $ 5.00         $1,000.00        $1,019.84
     Class 3...........................    $1,000.00        $1,018.03        $ 5.45         $1,000.00        $1,019.39
   Blue Chip Growth #@
     Class 1...........................    $1,000.00        $1,040.67        $ 4.30         $1,000.00        $1,020.58
     Class 2...........................    $1,000.00        $1,040.73        $ 5.06         $1,000.00        $1,019.84
     Class 3...........................    $1,000.00        $1,039.38        $ 5.56         $1,000.00        $1,019.34
   Real Estate
     Class 1...........................    $1,000.00        $  833.91        $ 3.73         $1,000.00        $1,020.73
     Class 2...........................    $1,000.00        $  833.01        $ 4.41         $1,000.00        $1,019.98
     Class 3...........................    $1,000.00        $  832.62        $ 4.86         $1,000.00        $1,019.49
   Small Company Value #
     Class 1...........................    $1,000.00        $  998.88        $ 6.05         $1,000.00        $1,018.74
     Class 3...........................    $1,000.00        $  997.75        $ 7.23         $1,000.00        $1,017.55
   Mid-Cap Growth @
     Class 1...........................    $1,000.00        $1,054.27        $ 4.28         $1,000.00        $1,020.63
     Class 2...........................    $1,000.00        $1,054.77        $ 5.04         $1,000.00        $1,019.89
     Class 3...........................    $1,000.00        $1,052.95        $ 5.55         $1,000.00        $1,019.39
   Aggressive Growth @
     Class 1...........................    $1,000.00        $1,020.80        $ 4.01         $1,000.00        $1,020.83
     Class 2...........................    $1,000.00        $1,020.14        $ 4.76         $1,000.00        $1,020.08
     Class 3...........................    $1,000.00        $1,020.23        $ 5.26         $1,000.00        $1,019.59
   Growth Opportunities
     Class 1...........................    $1,000.00        $1,078.74        $ 5.71         $1,000.00        $1,020.03
     Class 2...........................    $1,000.00        $1,076.19        $ 5.72         $1,000.00        $1,019.29
     Class 3...........................    $1,000.00        $1,076.55        $ 6.18         $1,000.00        $1,018.84
   Marsico Focused Growth @
     Class 1...........................    $1,000.00        $  970.21        $ 4.59         $1,000.00        $1,020.13
     Class 2...........................    $1,000.00        $  969.21        $ 5.32         $1,000.00        $1,019.39
     Class 3...........................    $1,000.00        $  969.06        $ 5.81         $1,000.00        $1,018.89
   Technology
     Class 1...........................    $1,000.00        $1,100.37        $ 6.46         $1,000.00        $1,018.65
     Class 2...........................    $1,000.00        $1,097.38        $ 7.23         $1,000.00        $1,017.90
     Class 3...........................    $1,000.00        $1,097.74        $ 7.75         $1,000.00        $1,017.41
   Small & Mid Cap Value @
     Class 2...........................    $1,000.00        $1,047.88        $ 5.74         $1,000.00        $1,019.19
     Class 3...........................    $1,000.00        $1,047.41        $ 6.24         $1,000.00        $1,018.70
   International Growth and Income @
     Class 1...........................    $1,000.00        $1,076.56        $ 5.41         $1,000.00        $1,019.59
     Class 2...........................    $1,000.00        $1,075.84        $ 6.18         $1,000.00        $1,018.84
     Class 3...........................    $1,000.00        $1,075.34        $ 6.69         $1,000.00        $1,018.35
   Global Equities
     Class 1...........................    $1,000.00        $1,074.74        $ 4.53         $1,000.00        $1,020.43
     Class 2...........................    $1,000.00        $1,073.85        $ 5.30         $1,000.00        $1,019.69
     Class 3...........................    $1,000.00        $1,073.42        $ 5.86         $1,000.00        $1,019.14
   International Diversified Equities
     Class 1...........................    $1,000.00        $1,093.32        $ 5.14         $1,000.00        $1,019.89
     Class 2...........................    $1,000.00        $1,092.92        $ 5.92         $1,000.00        $1,019.14
     Class 3...........................    $1,000.00        $1,091.16        $ 6.43         $1,000.00        $1,018.65
   Emerging Markets @
     Class 1...........................    $1,000.00        $1,246.50        $ 7.80         $1,000.00        $1,017.85
     Class 2...........................    $1,000.00        $1,245.60        $ 8.69         $1,000.00        $1,017.06
     Class 3...........................    $1,000.00        $1,245.01        $ 9.19         $1,000.00        $1,016.61

                                         HYPOTHETICAL
                                         -------------

                                         EXPENSES PAID
                                          DURING THE
                                          SIX MONTHS       EXPENSE
                                             ENDED       RATIO AS OF
                                           JULY 31,       JULY 31,
   PORTFOLIO                                 2007*          2007*
   ------------------------------------  ---------------------------
   MFS Massachusetts Investors Trust @
     Class 1...........................      $3.91          0.78%
     Class 2...........................      $4.66          0.93%
     Class 3...........................      $5.16          1.03%
   Fundamental Growth #@
     Class 1...........................      $4.26          0.85%
     Class 2...........................      $5.01          1.00%
     Class 3...........................      $5.46          1.09%
   Blue Chip Growth #@
     Class 1...........................      $4.26          0.85%
     Class 2...........................      $5.01          1.00%
     Class 3...........................      $5.51          1.10%
   Real Estate
     Class 1...........................      $4.11          0.82%
     Class 2...........................      $4.86          0.97%
     Class 3...........................      $5.36          1.07%
   Small Company Value #
     Class 1...........................      $6.11          1.22%
     Class 3...........................      $7.30          1.46%
   Mid-Cap Growth @
     Class 1...........................      $4.21          0.84%
     Class 2...........................      $4.96          0.99%
     Class 3...........................      $5.46          1.09%
   Aggressive Growth @
     Class 1...........................      $4.01          0.80%
     Class 2...........................      $4.76          0.95%
     Class 3...........................      $5.26          1.05%
   Growth Opportunities
     Class 1...........................      $4.81          0.96%
     Class 2...........................      $5.56          1.11%
     Class 3...........................      $6.01          1.20%
   Marsico Focused Growth @
     Class 1...........................      $4.71          0.94%
     Class 2...........................      $5.46          1.09%
     Class 3...........................      $5.96          1.19%
   Technology
     Class 1...........................      $6.21          1.24%
     Class 2...........................      $6.95          1.39%
     Class 3...........................      $7.45          1.49%
   Small & Mid Cap Value @
     Class 2...........................      $5.66          1.13%
     Class 3...........................      $6.16          1.23%
   International Growth and Income @
     Class 1...........................      $5.26          1.05%
     Class 2...........................      $6.01          1.20%
     Class 3...........................      $6.51          1.30%
   Global Equities
     Class 1...........................      $4.41          0.88%
     Class 2...........................      $5.16          1.03%
     Class 3...........................      $5.71          1.14%
   International Diversified Equities
     Class 1...........................      $4.96          0.99%
     Class 2...........................      $5.71          1.14%
     Class 3...........................      $6.21          1.24%
   Emerging Markets @
     Class 1...........................      $7.00          1.40%
     Class 2...........................      $7.80          1.56%
     Class 3...........................      $8.25          1.65%

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2007
                                                                     (unaudited)

                                                             ACTUAL                                HYPOTHETICAL
                                         ----------------------------------------------   ------------------------------
                                                                                                              ENDING
                                                                                                           ACCOUNT VALUE
                                                             ENDING       EXPENSES PAID                       USING A
                                                          ACCOUNT VALUE    DURING THE                      HYPOTHETICAL
                                           BEGINNING      USING ACTUAL     SIX MONTHS       BEGINNING       5% ASSUMED
                                         ACCOUNT VALUE      RETURN AT         ENDED       ACCOUNT VALUE      RETURN AT
                                         AT FEBRUARY 1,     JULY 31,        JULY 31,      AT FEBRUARY 1,     JULY 31,
   PORTFOLIO                                  2007            2007            2007*            2007            2007
   ---------------------------------------------------------------------------------------------------------------------
   Foreign Value @
     Class 2...........................    $1,000.00        $1,081.85        $ 5.78         $1,000.00        $1,019.24
     Class 3...........................    $1,000.00        $1,080.91        $ 6.29         $1,000.00        $1,018.74

                                         HYPOTHETICAL
                                         -------------

                                         EXPENSES PAID
                                          DURING THE
                                          SIX MONTHS       EXPENSE
                                             ENDED       RATIO AS OF
                                           JULY 31,       JULY 31,
   PORTFOLIO                                 2007*          2007*
   ------------------------------------  ---------------------------
   Foreign Value @
     Class 2...........................      $5.61          1.12%
     Class 3...........................      $6.11          1.22%

    * Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
    # During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2007" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended July 31, 2007" and the "Expense Ratios" would have been lower.
    @ Through expense offset arrangement resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                                             ACTUAL                                 HYPOTHETICAL
                                         -----------------------------------------------   ------------------------------
                                                                                                               ENDING
                                                                                                            ACCOUNT VALUE
                                                             ENDING       EXPENSES PAID                        USING A
                                           BEGINNING      ACCOUNT VALUE     DURING THE       BEGINNING      HYPOTHETICAL
                                         ACCOUNT VALUE    USING ACTUAL      SIX MONTHS     ACCOUNT VALUE     5% ASSUMED
                                         AT FEBRUARY 1,     RETURN AT         ENDED        AT FEBRUARY 1,     RETURN AT
                PORTFOLIO                     2007        JULY 31, 2007   JULY 31, 2007*        2007        JULY 31, 2007
   ----------------------------------------------------------------------------------------------------------------------
   Balanced
     Class 1...........................    $1,000.00        $1,022.47         $ 3.76         $1,000.00        $1,021.08
     Class 2...........................    $1,000.00        $1,021.84         $ 4.51         $1,000.00        $1,020.33
     Class 3...........................    $1,000.00        $1,021.21         $ 5.01         $1,000.00        $1,019.84
   MFS Total Return
     Class 1...........................    $1,000.00        $1,018.14         $ 3.45         $1,000.00        $1,021.37
     Class 2...........................    $1,000.00        $1,017.06         $ 4.20         $1,000.00        $1,020.63
     Class 3...........................    $1,000.00        $1,016.54         $ 4.75         $1,000.00        $1,020.08
   Telecom Utility
     Class 1...........................    $1,000.00        $1,082.27         $ 4.90         $1,000.00        $1,020.08
     Class 2...........................    $1,000.00        $1,081.43         $ 5.68         $1,000.00        $1,019.34
     Class 3...........................    $1,000.00        $1,081.58         $ 6.04         $1,000.00        $1,018.99
   Growth-Income
     Class 1...........................    $1,000.00        $1,020.88         $ 3.21         $1,000.00        $1,021.62
     Class 2...........................    $1,000.00        $1,020.19         $ 3.96         $1,000.00        $1,020.88
     Class 3...........................    $1,000.00        $1,019.86         $ 4.46         $1,000.00        $1,020.38
   Equity Opportunities
     Class 1...........................    $1,000.00        $  995.33         $ 3.76         $1,000.00        $1,021.03
     Class 2...........................    $1,000.00        $  994.80         $ 4.55         $1,000.00        $1,020.23
     Class 3...........................    $1,000.00        $  994.27         $ 5.09         $1,000.00        $1,019.69
   Davis Venture Value
     Class 1...........................    $1,000.00        $1,017.16         $ 3.80         $1,000.00        $1,021.03
     Class 2...........................    $1,000.00        $1,016.28         $ 4.50         $1,000.00        $1,020.33
     Class 3...........................    $1,000.00        $1,015.71         $ 5.00         $1,000.00        $1,019.84
   "Dogs" of Wall Street
     Class 1...........................    $1,000.00        $  979.17         $ 3.48         $1,000.00        $1,021.27
     Class 2...........................    $1,000.00        $  978.30         $ 4.22         $1,000.00        $1,020.53
     Class 3...........................    $1,000.00        $  978.26         $ 4.71         $1,000.00        $1,020.03
   Alliance Growth
     Class 1...........................    $1,000.00        $1,035.59         $ 3.33         $1,000.00        $1,021.52
     Class 2...........................    $1,000.00        $1,034.76         $ 4.09         $1,000.00        $1,020.78
     Class 3...........................    $1,000.00        $1,034.39         $ 4.59         $1,000.00        $1,020.28
   Capital Growth
     Class 1...........................    $1,000.00        $1,067.70         $ 6.20         $1,000.00        $1,018.79
     Class 2...........................    $1,000.00        $1,066.96         $ 6.97         $1,000.00        $1,018.05
     Class 3...........................    $1,000.00        $1,066.00         $ 7.22         $1,000.00        $1,017.80

                                          HYPOTHETICAL
                                         --------------

                                         EXPENSES PAID
                                           DURING THE       EXPENSE
                                           SIX MONTHS     RATIO AS OF
                                             ENDED         JULY 31,
                PORTFOLIO                JULY 31, 2007*      2007*
   ------------------------------------  ----------------------------
   Balanced
     Class 1...........................      $3.76           0.75%
     Class 2...........................      $4.51           0.90%
     Class 3...........................      $5.01           1.00%
   MFS Total Return
     Class 1...........................      $3.46           0.69%
     Class 2...........................      $4.21           0.84%
     Class 3...........................      $4.76           0.95%
   Telecom Utility
     Class 1...........................      $4.76           0.95%
     Class 2...........................      $5.51           1.10%
     Class 3...........................      $5.86           1.17%
   Growth-Income
     Class 1...........................      $3.21           0.64%
     Class 2...........................      $3.96           0.79%
     Class 3...........................      $4.46           0.89%
   Equity Opportunities
     Class 1...........................      $3.81           0.76%
     Class 2...........................      $4.61           0.92%
     Class 3...........................      $5.16           1.03%
   Davis Venture Value
     Class 1...........................      $3.81           0.76%
     Class 2...........................      $4.51           0.90%
     Class 3...........................      $5.01           1.00%
   "Dogs" of Wall Street
     Class 1...........................      $3.56           0.71%
     Class 2...........................      $4.31           0.86%
     Class 3...........................      $4.81           0.96%
   Alliance Growth
     Class 1...........................      $3.31           0.66%
     Class 2...........................      $4.06           0.81%
     Class 3...........................      $4.56           0.91%
   Capital Growth
     Class 1...........................      $6.06           1.21%
     Class 2...........................      $6.80           1.36%
     Class 3...........................      $7.05           1.41%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                    JULY 31, 2007
                                                                     (unaudited)

                                                             ACTUAL                                 HYPOTHETICAL
                                         -----------------------------------------------   ------------------------------
                                                                                                               ENDING
                                                                                                            ACCOUNT VALUE
                                                             ENDING       EXPENSES PAID                        USING A
                                           BEGINNING      ACCOUNT VALUE     DURING THE       BEGINNING      HYPOTHETICAL
                                         ACCOUNT VALUE    USING ACTUAL      SIX MONTHS     ACCOUNT VALUE     5% ASSUMED
                                         AT FEBRUARY 1,     RETURN AT         ENDED        AT FEBRUARY 1,     RETURN AT
                PORTFOLIO                     2007        JULY 31, 2007   JULY 31, 2007*        2007        JULY 31, 2007
   ----------------------------------------------------------------------------------------------------------------------
   MFS Massachusetts Investors Trust
     Class 1...........................    $1,000.00        $1,035.34         $ 3.89         $1,000.00        $1,020.98
     Class 2...........................    $1,000.00        $1,034.65         $ 4.69         $1,000.00        $1,020.18
     Class 3...........................    $1,000.00        $1,033.99         $ 5.19         $1,000.00        $1,019.69
   Fundamental Growth
     Class 1...........................    $1,000.00        $1,018.52         $ 4.20         $1,000.00        $1,020.63
     Class 2...........................    $1,000.00        $1,018.57         $ 4.70         $1,000.00        $1,020.13
     Class 3...........................    $1,000.00        $1,018.03         $ 4.60         $1,000.00        $1,020.23
   Blue Chip Growth
     Class 1...........................    $1,000.00        $1,040.67         $ 4.25         $1,000.00        $1,020.63
     Class 2...........................    $1,000.00        $1,040.73         $ 5.01         $1,000.00        $1,019.89
     Class 3...........................    $1,000.00        $1,039.38         $ 5.51         $1,000.00        $1,019.39
   Mid-Cap Growth
     Class 1...........................    $1,000.00        $1,054.27         $ 4.23         $1,000.00        $1,020.68
     Class 2...........................    $1,000.00        $1,054.77         $ 4.99         $1,000.00        $1,019.93
     Class 3...........................    $1,000.00        $1,052.95         $ 5.50         $1,000.00        $1,019.44
   Aggressive Growth
     Class 1...........................    $1,000.00        $1,020.80         $ 3.86         $1,000.00        $1,020.98
     Class 2...........................    $1,000.00        $1,020.14         $ 4.61         $1,000.00        $1,020.23
     Class 3...........................    $1,000.00        $1,020.23         $ 4.91         $1,000.00        $1,019.93
   Marsico Focused Growth
     Class 1...........................    $1,000.00        $  970.21         $ 4.59         $1,000.00        $1,020.13
     Class 2...........................    $1,000.00        $  969.21         $ 5.32         $1,000.00        $1,019.39
     Class 3...........................    $1,000.00        $  969.06         $ 5.81         $1,000.00        $1,018.89
   Small & Mid Cap Value
     Class 2...........................    $1,000.00        $1,047.88         $ 5.69         $1,000.00        $1,019.24
     Class 3...........................    $1,000.00        $1,047.41         $ 6.19         $1,000.00        $1,018.74
   International Growth and Income
     Class 1...........................    $1,000.00        $1,076.56         $ 5.35         $1,000.00        $1,019.64
     Class 2...........................    $1,000.00        $1,075.84         $ 6.12         $1,000.00        $1,018.89
     Class 3...........................    $1,000.00        $1,075.34         $ 6.64         $1,000.00        $1,018.40
   Emerging Markets
     Class 1...........................    $1,000.00        $1,246.50         $ 7.69         $1,000.00        $1,017.95
     Class 2...........................    $1,000.00        $1,245.60         $ 8.57         $1,000.00        $1,017.16
     Class 3...........................    $1,000.00        $1,245.01         $ 9.07         $1,000.00        $1,016.71
   Foreign Value
     Class 2...........................    $1,000.00        $1,081.85         $ 5.78         $1,000.00        $1,019.24
     Class 3...........................    $1,000.00        $1,080.91         $ 6.29         $1,000.00        $1,018.74

                                          HYPOTHETICAL
                                         --------------

                                         EXPENSES PAID
                                           DURING THE       EXPENSE
                                           SIX MONTHS     RATIO AS OF
                                             ENDED         JULY 31,
                PORTFOLIO                JULY 31, 2007*      2007*
   ------------------------------------  ----------------------------
   MFS Massachusetts Investors Trust
     Class 1...........................      $3.86           0.77%
     Class 2...........................      $4.66           0.93%
     Class 3...........................      $5.16           1.03%
   Fundamental Growth
     Class 1...........................      $4.21           0.84%
     Class 2...........................      $4.71           0.94%
     Class 3...........................      $4.61           0.92%
   Blue Chip Growth
     Class 1...........................      $4.21           0.84%
     Class 2...........................      $4.96           0.99%
     Class 3...........................      $5.46           1.09%
   Mid-Cap Growth
     Class 1...........................      $4.16           0.83%
     Class 2...........................      $4.91           0.98%
     Class 3...........................      $5.41           1.08%
   Aggressive Growth
     Class 1...........................      $3.86           0.77%
     Class 2...........................      $4.61           0.92%
     Class 3...........................      $4.91           0.98%
   Marsico Focused Growth
     Class 1...........................      $4.71           0.94%
     Class 2...........................      $5.46           1.09%
     Class 3...........................      $5.96           1.19%
   Small & Mid Cap Value
     Class 2...........................      $5.61           1.12%
     Class 3...........................      $6.11           1.22%
   International Growth and Income
     Class 1...........................      $5.21           1.04%
     Class 2...........................      $5.96           1.19%
     Class 3...........................      $6.46           1.29%
   Emerging Markets
     Class 1...........................      $6.90           1.38%
     Class 2...........................      $7.70           1.54%
     Class 3...........................      $8.15           1.63%
   Foreign Value
     Class 2...........................      $5.61           1.12%
     Class 3...........................      $6.11           1.22%

---------------------

SUNAMERICA SERIES TRUST CASH MANAGEMENT PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Multi-Asset..............................................    24.9%
Securities Holding Companies.............................    24.0
Structured Investment Vehicles...........................    20.6
Banks-Domestic...........................................    11.9
Auto.....................................................     5.3
Collateralized Debt/Loan Obligation......................     3.5
Credit Card..............................................     3.5
Finance..................................................     3.5
Mortgages................................................     2.0
Investment Banker/Broker.................................     0.6
                                                           ------
                                                             99.8%
                                                           ======
CREDIT QUALITY#+
A-1+.....................................................    37.5%
AAA......................................................    12.3
A-1......................................................    26.0
A+.......................................................     3.5
AA-......................................................     4.1
Not rated@...............................................    16.6
                                                           ------
                                                            100.0%
                                                           ======

------------
*   Calculated as a percentage of net assets
#   Calculated as a percentage of total debt issues.
+   Source: Standard and Poors
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted average days to maturity -- 39.3 days

                                                           ---------------------

SUNAMERICA SERIES TRUST CASH MANAGEMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 3)
---------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 99.8%
ASSET-BACKED COMMERCIAL PAPER -- 71.0%
  Amstel Funding Corp.
    5.18% due 11/19/07*...............  $10,000,000      $  9,839,100
  Amsterdam Funding Corp.
    5.25% due 10/05/07*...............   24,000,000        23,769,120
  Axon Financial Funding LLC
    5.19% due 10/18/07*...............   23,500,000        23,233,040
  Barton Capital Corp.
    5.35% due 08/01/07*...............   16,018,000        16,018,000
  Brahms Funding Corp.
    5.31% due 08/10/07*...............    3,000,000         2,996,018
  Citibank Credit Card Issuance Trust
    5.26% due 09/12/07*...............   20,000,000        19,877,383
  Citius I Funding, Ltd.
    5.25% due 08/16/07*...............   20,000,000        19,956,250
  Compas Securitizations
    5.29% due 08/22/07*...............   20,000,000        19,938,283
  Concord Minutemen Capital Co.
    5.30% due 08/08/07*...............   25,000,000        24,974,260
  Crown Point Capital Co.
    5.30% due 08/10/07*...............   20,000,000        19,973,500
  Deer Valley Funding, Ltd.
    5.37% due 08/07/07*...............   20,000,000        19,982,100
  FCAR Owner Trust Series I
    5.25% due 08/22/07................   20,000,000        19,938,750
  Gemini Securitization LLC
    5.25% due 10/18/07*...............   22,500,000        22,242,150
  Greyhawk Funding LLC
    5.26% due 09/10/07*...............    7,500,000         7,456,167
  Greyhawk Funding LLC
    5.28% due 09/27/07*...............    9,600,000         9,519,744
  Grampian Funding, LLC
    5.19% due 11/21/07*...............   20,000,000        19,671,800
  KKR Pacific Funding Trust
    5.31% due 08/10/07*...............    3,000,000         2,996,018
  Lake Constance Funding LLC
    5.26% due 09/12/07*...............    6,000,000         5,963,215
  Lake Constance Funding LLC
    5.30% due 08/28/07*...............    7,500,000         7,470,188
  New Center Asset Trust
    5.21% due 08/17/07................   10,000,000         9,976,844
  Ottimo Funding, Ltd.
    5.29% due 08/06/07*(5)(6).........    8,788,000         8,781,543
  Rhineland Funding Capital
    5.29% due 09/06/07*...............    7,500,000         7,460,325
  Sandlot Funding LLC.
    5.27% due 08/06/07*...............   15,500,000        15,488,655
  Sandlot Funding LLC.
    5.27% due 08/17/07*...............    5,000,000         4,988,289
  Sedna Finance, Inc.
    5.27% due 10/30/07*...............   10,000,000         9,868,000
  Solitaire Funding LLC
    5.28% due 08/16/07*...............   22,500,000        22,450,500
  Sunbelt Funding Corp.
    5.25% due 08/10/07*...............   15,000,000        14,980,313
  Versailles CDS LLC
    5.30% due 09/06/07*...............   15,000,000        14,920,500
                                                         ------------
TOTAL ASSET-BACKED COMMERCIAL PAPER
  (cost $404,746,188).................                    404,730,055
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 3)
CERTIFICATES OF DEPOSIT -- 2.1%
  Citibank NA
    5.32% due 09/07/07*...............  $10,000,000      $ 10,000,000
  Florabama Properties LLC
    (LOC-Southtrust
    Securities/Wachovia Bank)
    Series 2002
    5.59% due 08/02/07(1)(4)..........    2,180,000         2,180,000
                                                         ------------
TOTAL CERTIFICATES OF DEPOSIT
  (cost $12,180,000)..................                     12,180,000
                                                         ------------
COMMERCIAL PAPER -- 5.9%
  Countrywide Financial Corp.
    5.30% due 08/27/07................   20,000,000        19,923,445
  General Electric
    5.25% due 09/28/07................   14,000,000        13,881,583
                                                         ------------
TOTAL COMMERCIAL PAPER
  (cost $33,805,028)..................                     33,805,028
                                                         ------------
MEDIUM TERM NOTES -- 18.1%
  Asscher Finance Corp.
    5.50% due 07/16/08*...............    4,412,000         4,412,529
  Cheyne Finance PLC
    Notes
    5.32% due 01/25/08*(2)(5)(7)......    8,000,000         8,000,080
  Cheyne Finance LLC
    Notes
    5.33% due 10/25/07*(2)(5)(7)......    5,500,000         5,500,110
  Cullinan Finance Corp.
    Notes
    5.32% due 12/06/07*(2)............    1,000,000           999,930
  Cullinan Finance Corp.
    Notes
    5.32% due 03/25/08*(2)............   15,000,000        14,999,100
  JPMorgan Chase & Co.
    Senior Notes
    5.52% due 04/11/08(2).............   20,000,000        19,981,600
  Merrill Lynch & Co., Inc.
    Senior Notes
    5.52% due 04/18/08(2).............    3,250,000         3,246,652
  National City Bank
    Notes
    5.32% due 09/18/07(2).............   20,000,000        19,999,593
  Sedna Finance, Inc.
    Notes
    5.33% due 12/07/07(2).............    5,000,000         4,999,750
  Sigma Finance, Inc.
    Notes
    5.37% due 11/21/07(2).............    3,500,000         3,500,140
  Whistlejacket Capital, Ltd.
    Notes
    5.32% due 11/21/07(2).............    5,000,000         5,000,050
  Whistlejacket Capital, Ltd.
    Notes
    5.32% due 11/28/07(2).............    1,000,000         1,000,000
  White Pine Finance LLC
    Notes
    5.32% due 08/15/07(2).............   12,000,000        12,000,876
                                                         ------------
TOTAL MEDIUM TERM NOTES
  (cost $103,659,076).................                    103,640,410
                                                         ------------
TAXABLE MUNICIPAL BONDS & NOTES -- 2.7%
  Texas State Veterans Housing
    5.57% due 08/01/07(1).............    5,220,000         5,220,000

---------------------

SUNAMERICA SERIES TRUST CASH MANAGEMENT PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 3)
---------------------------------------------------------------------
SHORT-TERM INVESTMENT
  SECURITIES (CONTINUED)
TAXABLE MUNICIPAL BONDS & NOTES (CONTINUED)
  Texas State Veterans Housing
    Class B-2
    5.60% due 08/01/07(1).............  $10,000,000      $ 10,000,000
                                                         ------------
TOTAL TAXABLE MUNICIPAL BONDS & NOTES
  (cost $15,220,000)..................                     15,220,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $569,610,292)(3)..............         99.8%      569,575,493
Other assets less liabilities.........          0.2         1,289,889
                                        -----------      ------------
NET ASSETS............................        100.0%     $570,865,382
                                        ===========      ============

------------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2007, the aggregate value of these securities was $418,726,210 representing 73.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) Variable Rate Security -- the rate reflected is as of July 31, 2007, maturity date reflects next reset date.
(2) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2007.
(3)  See Note 5 for cost of investments on a tax basis.
(4)  Fair value security; see Note 3
(5)  Illiquid security
(6) On August 9, 2007, the Secured Liquidity Notes issued by Ottimo Holdings, Ltd. ("Notes") went into default. As a result of the default, the Portfolio entered into a forbearance agreement that instructed the collateral agent to not sell the securities underlying the Notes while the Portfolio works with the sponsor (Aladdin Capital Management, LLC) and other Notes holders to sell or restructure the debt obligation. The forbearance agreement had an original expiration date of August 24, 2007. There have been additional extensions with the most recent expiration date of September 28, 2007.
(7) On August 28, 2007, mark to market losses experienced in the investment portfolio of Cheyne Finance PLC, the issuer of the underlying notes held by Cheyne Finance LLC, triggered an enforcement event and subsequent appointment of a receiver. As of the date of the mailing of this report, the Portfolio is not aware of the occurrence of any insolvency event. These events related to the market losses experienced in the underlying investment portfolio and subsequent triggering of the enforcement event may materially adversely affect the ability of Cheyne Finance LLC to make interest and principal payments due with respect to the notes held by the Portfolio.
LOC -- Letter of Credit

See Notes to Financial Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

United States Treasury Notes..............................    9.1%
Time Deposits.............................................    7.5
Finance-Investment Banker/Broker..........................    5.4
Electric-Integrated.......................................    4.3
Telephone-Integrated......................................    3.5
Banks-Commercial..........................................    3.0
Oil Companies-Exploration & Production....................    2.9
Special Purpose Entities..................................    2.8
Cable TV..................................................    2.5
Banks-Super Regional......................................    2.2
Cellular Telecom..........................................    2.1
Federal National Mtg. Assoc. .............................    2.0
Oil Companies-Integrated..................................    1.8
Pipelines.................................................    1.8
Aerospace/Defense.........................................    1.7
Medical-Drugs.............................................    1.7
Investment Management/Advisor Services....................    1.6
Finance-Credit Card.......................................    1.5
Non-Hazardous Waste Disposal..............................    1.4
Real Estate Investment Trusts.............................    1.4
Sovereign.................................................    1.4
Auto-Cars/Light Trucks....................................    1.3
Finance-Consumer Loans....................................    1.3
Paper & Related Products..................................    1.3
Multimedia................................................    1.2
Food-Misc. ...............................................    1.1
Telecom Services..........................................    1.1
Transport-Rail............................................    1.1
Finance-Auto Loans........................................    1.0
Retail-Discount...........................................    0.8
Savings & Loans/Thrifts...................................    0.8
Broadcast Services/Program................................    0.7
Diversified Manufacturing Operations......................    0.7
Electric-Generation.......................................    0.7
Gas-Distribution..........................................    0.7
Insurance-Multi-line......................................    0.7
Insurance-Reinsurance.....................................    0.7
Brewery...................................................    0.6
Diversified Financial Services............................    0.6
Electric-Distribution.....................................    0.6
Insurance-Mutual..........................................    0.6
Precious Metals...........................................    0.6
Casino Hotels.............................................    0.5
Chemicals-Specialty.......................................    0.5
Consumer Products-Misc. ..................................    0.5
Enterprise Software/Service...............................    0.5
Networking Products.......................................    0.5
Schools...................................................    0.5
Airlines..................................................    0.4
Building & Construction Products-Misc. ...................    0.4
Computers.................................................    0.4
Diversified Operations....................................    0.4
Insurance-Life/Health.....................................    0.4
Insurance-Property/Casualty...............................    0.4
Medical-Biomedical/Gene...................................    0.4
Medical-Hospitals.........................................    0.4
Metal-Diversified.........................................    0.4
Mining....................................................    0.4
Retail-Drug Store.........................................    0.4
Television................................................    0.4
Advertising Services......................................    0.3
Beverages-Non-alcoholic...................................    0.3
Cruise Lines..............................................    0.3%
Distribution/Wholesale....................................    0.3
Diversified Minerals......................................    0.3
Finance-Commercial........................................    0.3
Forestry..................................................    0.3
Instruments-Controls......................................    0.3
Investment Companies......................................    0.3
Medical-HMO...............................................    0.3
Oil Refining & Marketing..................................    0.3
Publishing-Periodicals....................................    0.3
Racetracks................................................    0.3
Satellite Telecom.........................................    0.3
Agricultural Chemicals....................................    0.2
Banks-Special Purpose.....................................    0.2
Chemicals-Diversified.....................................    0.2
Computer Services.........................................    0.2
Containers-Metal/Glass....................................    0.2
Containers-Paper/Plastic..................................    0.2
Electronic Connectors.....................................    0.2
Electronics-Military......................................    0.2
Finance-Other Services....................................    0.2
Gambling (Non-Hotel)......................................    0.2
Health Care Cost Containment..............................    0.2
Independent Power Producers...............................    0.2
Medical Instruments.......................................    0.2
Metal-Aluminum............................................    0.2
Non-Ferrous Metals........................................    0.2
Optical Supplies..........................................    0.2
Rental Auto/Equipment.....................................    0.2
Retail-Petroleum Products.................................    0.2
Tobacco...................................................    0.2
Advertising Sales.........................................    0.1
Aerospace/Defense-Equipment...............................    0.1
Agricultural Operations...................................    0.1
Appliances................................................    0.1
Applications Software.....................................    0.1
Auto/Truck Parts & Equipment-Original.....................    0.1
Banks-Fiduciary...........................................    0.1
Beverages-Wine/Spirits....................................    0.1
Building & Construction-Misc. ............................    0.1
Building Products-Air & Heating...........................    0.1
Building Products-Cement..................................    0.1
Casino Services...........................................    0.1
Commercial Services-Finance...............................    0.1
Computers-Integrated Systems..............................    0.1
Computers-Memory Devices..................................    0.1
Data Processing/Management................................    0.1
Direct Marketing..........................................    0.1
Diversified Operations/Commercial Services................    0.1
Electronic Components-Semiconductors......................    0.1
Engines-Internal Combustion...............................    0.1
Finance-Mortgage Loan/Banker..............................    0.1
Fisheries.................................................    0.1
Food-Dairy Products.......................................    0.1
Food-Meat Products........................................    0.1
Golf......................................................    0.1
Home Furnishings..........................................    0.1
Hotels/Motels.............................................    0.1
Instruments-Scientific....................................    0.1
Machinery-Electrical......................................    0.1
Medical-Outpatient/Home Medical...........................    0.1
Miscellaneous Manufacturing...............................    0.1

---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

Office Automation & Equipment.............................    0.1%
Oil-Field Services........................................    0.1
Pharmacy Services.........................................    0.1
Physical Therapy/Rehabilitation Centers...................    0.1
Poultry...................................................    0.1
Quarrying.................................................    0.1
Real Estate Operations & Development......................    0.1
Recycling.................................................    0.1
Resolution Funding Corp...................................    0.1
Retail-Automobile.........................................    0.1
Retail-Convenience Store..................................    0.1
Retail-Regional Department Stores.........................    0.1
Retail-Restaurants........................................    0.1
Rubber-Tires..............................................    0.1
Specified Purpose Acquisitions............................    0.1
Steel Pipe & Tube.........................................    0.1
Textile-Products..........................................    0.1
Theaters..................................................    0.1
Transactional Software....................................    0.1
Transport-Services........................................    0.1
Wire & Cable Products.....................................    0.1
                                                            -----
                                                            100.8%
                                                            =====

CREDIT QUALITY+#

Government-Agency.........................................    2.2%
Government-Treasury.......................................    9.7
AAA.......................................................    3.3
AA........................................................    7.4
A.........................................................   23.4
BBB.......................................................   35.4
BB........................................................    5.3
B.........................................................    9.1
CCC.......................................................    3.3
Not Rated@................................................    0.9
                                                            -----
                                                            100.0%
                                                            =====

------------

*    Calculated as a percentage of net assets
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+   Source: Standard & Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
ASSET BACKED SECURITIES -- 0.0%
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
  125 Home Loan Owner Trust
    Series 1998-1A, Class B1
    9.76% due 02/15/29*(1)..........    $     66,619     $     66,619
  SMFC Trust
    Series 1997-A, Class B1-4
    32.04% due 01/20/35*(1)(2)(3)...           6,329            4,557
                                                         ------------
TOTAL ASSET BACKED SECURITIES
  (cost $72,496)....................                           71,176
                                                         ------------
CORPORATE BONDS & NOTES -- 66.9%
ADVERTISING SALES -- 0.1%
  Lamar Media Corp.
    Company Guar. Notes
    6.63% due 08/15/15..............         175,000          159,250
  Lamar Media Corp.
    Company Guar. Notes
    Class B
    6.63% due 08/15/15..............         400,000          364,000
                                                         ------------
                                                              523,250
                                                         ------------
ADVERTISING SERVICES -- 0.3%
  RH Donnelley Corp.
    Senior Notes
    Class A-2
    6.88% due 01/15/13..............         300,000          270,000
  RH Donnelley Corp.
    Senior Notes
    Class A-1
    6.88% due 01/15/13..............         525,000          472,500
  RH Donnelley Corp.
    Senior Notes
    8.88% due 01/15/16..............         325,000          316,062
  RH Donnelley Corp.
    Company Guar. Notes
    10.88% due 12/15/12.............         225,000          237,375
  WDAC Subsidiary Corp.
    Senior Notes
    8.38% due 12/01/14*.............         600,000          600,000
                                                         ------------
                                                            1,895,937
                                                         ------------
AEROSPACE/DEFENSE -- 1.7%
  Alliant Techsystems, Inc.
    Company Guar. Notes
    6.75% due 04/01/16..............         275,000          261,250
  Boeing Co.
    Notes
    5.13% due 02/15/13..............       1,000,000          991,378
  Boeing Co.
    Debentures
    8.75% due 09/15/31..............         900,000        1,220,438
  Lockheed Martin Corp.
    Company Guar.
    7.65% due 05/01/16..............       2,000,000        2,274,598
  Raytheon Co.
    Senior Notes
    5.38% due 04/01/13..............       6,750,000        6,767,388
  TransDigm, Inc.
    Senior Sub. Notes
    7.75% due 07/15/14*.............         500,000          490,000
                                                         ------------
                                                           12,005,052
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
AEROSPACE/DEFENSE-EQUIPMENT -- 0.1%
  DRS Technologies, Inc.
    Company Guar. Notes
    6.63% due 02/01/16..............    $    450,000     $    427,500
                                                         ------------
AGRICULTURAL CHEMICALS -- 0.1%
  Terra Capital, Inc.
    Company Guar. Notes
    7.00% due 02/01/17..............         475,000          448,875
  The Mosaic Co.
    Senior Notes
    7.38% due 12/01/14*.............         100,000           99,500
  The Mosaic Co.
    Senior Notes
    7.63% due 12/01/16*.............         225,000          226,125
                                                         ------------
                                                              774,500
                                                         ------------
AGRICULTURAL OPERATIONS -- 0.1%
  Eurofresh, Inc.
    Senior Notes
    11.50% due 01/15/13*............         400,000          391,000
                                                         ------------
AIRLINES -- 0.4%
  Southwest Airlines Co.
    Notes
    6.50% due 03/01/12..............       1,320,000        1,355,541
  Southwest Airlines Co.
    Debentures
    7.38% due 03/01/27..............       1,215,000        1,252,881
                                                         ------------
                                                            2,608,422
                                                         ------------
APPLIANCES -- 0.1%
  ALH Finance LLC/ALH Finance Corp.
    Senior Sub. Notes
    8.50% due 01/15/13..............         600,000          573,000
                                                         ------------
APPLICATIONS SOFTWARE -- 0.1%
  Serena Software, Inc.
    Company Guar. Notes
    10.38% due 03/15/16.............         500,000          510,000
  SS&C Technologies, Inc.
    Company Guar. Notes
    11.75% due 12/01/13.............         400,000          440,000
                                                         ------------
                                                              950,000
                                                         ------------
AUTO-CARS/LIGHT TRUCKS -- 1.3%
  DaimlerChrysler NA Holding Corp.
    Notes
    4.88% due 06/15/10..............       5,000,000        4,898,100
  DaimlerChrysler NA Holding Corp.
    Company Guar. Notes
    6.50% due 11/15/13..............       1,620,000        1,659,943
  Ford Motor Co.
    Notes
    7.45% due 07/16/31..............         650,000          500,500
  General Motors Corp.
    Senior Notes
    7.13% due 07/15/13..............         200,000          170,000
  General Motors Corp.
    Notes
    7.20% due 01/15/11..............       1,000,000          900,000
  General Motors Corp.
    Debentures
    7.40% due 09/01/25..............         850,000          624,750

---------------------
    12

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
AUTO-CARS/LIGHT TRUCKS (CONTINUED)
  General Motors Corp.
    Senior Bonds
    8.38% due 07/15/33..............    $    300,000     $    246,750
  General Motors Corp.
    Notes
    9.45% due 11/01/11..............         250,000          225,000
                                                         ------------
                                                            9,225,043
                                                         ------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.1%
  Stanadyne Corp.
    Senior Sub. Notes
    10.00% due 08/15/14.............         275,000          277,750
  Stanadyne Holdings, Inc.
    Senior Notes
    12.00% due 02/15/15(4)..........         175,000          134,750
  Tenneco Automotive, Inc.
    Company Guar. Notes
    8.63% due 11/15/14..............         150,000          150,000
  United Components, Inc.
    Senior Sub. Notes
    9.38% due 06/15/13..............         450,000          456,750
                                                         ------------
                                                            1,019,250
                                                         ------------
BANKS-COMMERCIAL -- 2.6%
  City National Bank
    Sub. Notes
    6.38% due 01/15/08..............       1,225,000        1,228,098
  Colonial Bank NA
    Sub. Notes
    6.38% due 12/01/15..............       1,236,000        1,256,702
  Hudson United Bank
    Sub. Notes
    7.00% due 05/15/12..............       1,000,000        1,057,424
  Manufacturers & Traders Trust Co.
    Sub. Notes
    5.63% due 12/01/21(5)...........       2,235,000        2,142,229
  Marshall & Ilsley Bank
    Notes
    4.40% due 03/15/10..............       2,500,000        2,436,630
  Popular North America, Inc.
    Company Guar. Notes
    5.65% due 04/15/09..............       1,700,000        1,697,800
  State Street Bank & Trust Co.
    Sub. Notes
    5.30% due 01/15/16..............         770,000          748,542
  US Bank NA
    Sub. Notes
    4.95% due 10/30/14..............       3,690,000        3,509,481
  Wachovia Bank NA
    Sub. Notes
    4.80% due 11/01/14..............       2,000,000        1,874,672
  Wachovia Bank NA
    Sub. Notes
    4.88% due 02/01/15..............       1,350,000        1,265,155
  Zions Bancorp.
    Sub. Notes
    5.50% due 11/16/15..............       1,490,000        1,434,733
                                                         ------------
                                                           18,651,466
                                                         ------------
BANKS-FIDUCIARY -- 0.1%
  Northern Trust Corp.
    Senior Notes
    5.30% due 08/29/11..............         960,000          960,811
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
BANKS-SUPER REGIONAL -- 2.2%
  Banc One Corp.
    Sub. Debentures
    8.00% due 04/29/27..............    $    460,000     $    554,059
  Bank of America Corp.
    Senior Notes
    5.38% due 06/15/14..............       5,000,000        4,879,975
  PNC Funding Corp.
    Bank Guar. Notes
    5.63% due 02/01/17..............       1,360,000        1,326,832
  PNC Funding Corp.
    Company Guar. Notes
    7.50% due 11/01/09..............       1,710,000        1,788,044
  Wachovia Corp.
    Sub. Notes
    5.63% due 12/15/08..............       2,000,000        2,005,756
  Wells Fargo Bank NA
    Sub. Notes
    6.45% due 02/01/11..............       5,000,000        5,176,395
                                                         ------------
                                                           15,731,061
                                                         ------------
BEVERAGES-NON-ALCOHOLIC -- 0.3%
  Bottling Group LLC
    Senior Notes
    5.50% due 04/01/16..............       1,710,000        1,673,037
  Cott Beverages, Inc.
    Company Guar. Notes
    8.00% due 12/15/11..............         550,000          533,500
                                                         ------------
                                                            2,206,537
                                                         ------------
BEVERAGES-WINE/SPIRITS -- 0.1%
  Constellation Brands, Inc.
    Senior Notes
    7.25% due 05/15/17*.............         425,000          397,375
  Constellation Brands, Inc.
    Company Guar. Notes
    8.00% due 02/15/08..............         300,000          300,750
                                                         ------------
                                                              698,125
                                                         ------------
BREWERY -- 0.3%
  Anheuser-Busch Cos., Inc.
    Senior Notes
    5.60% due 03/01/17..............       2,290,000        2,236,851
                                                         ------------
BROADCAST SERVICES/PROGRAM -- 0.0%
  XM Satellite Radio, Inc.
    Company Guar. Notes
    9.75% due 05/01/14..............         175,000          169,750
                                                         ------------
BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.4%
  CRH America, Inc.
    Company Guar. Notes
    5.30% due 10/15/13..............       1,750,000        1,663,324
  Interline Brands, Inc.
    Senior Sub. Notes
    8.13% due 06/15/14..............         475,000          470,250
  Nortek, Inc.
    Senior Sub. Notes
    8.50% due 09/01/14..............         175,000          150,500
  NTK Holdings, Inc.
    Senior Notes
    10.75% due 03/01/14(4)..........         125,000           76,250

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
BUILDING & CONSTRUCTION PRODUCTS-MISC. (CONTINUED)
  Panolam Industries International,
    Inc.
    Senior Sub. Notes
    10.75% due 10/01/13*............    $    475,000     $    460,750
                                                         ------------
                                                            2,821,074
                                                         ------------
BUILDING & CONSTRUCTION-MISC. -- 0.1%
  Esco Corp.
    Senior Notes
    5.63% due 12/15/13*.............         325,000          318,500
  Esco Corp.
    Senior Notes
    9.24% due 12/15/13*(5)..........         100,000           96,250
                                                         ------------
                                                              414,750
                                                         ------------
BUILDING PRODUCTS-AIR & HEATING -- 0.1%
  Goodman Global Holdings, Inc.
    Senior Sub. Notes
    7.88% due 12/15/12..............         300,000          300,000
  Goodman Global Holdings, Inc.
    Senior Notes
    8.36% due 06/15/12(5)...........          90,000           89,100
                                                         ------------
                                                              389,100
                                                         ------------
BUILDING PRODUCTS-CEMENT -- 0.1%
  Texas Industries, Inc.
    Senior Notes
    7.25% due 07/15/13..............         375,000          371,250
                                                         ------------
CABLE TV -- 2.4%
  CCH II LLC/CCH II Capital Corp.
    Senior Notes
    10.25% due 09/15/10.............         650,000          661,375
  CCH II LLC/CCH II Capital Corp.
    Company Guar. Notes
    10.25% due 10/01/13.............         175,000          178,938
  Comcast Cable Communications, Inc.
    Senior Notes
    6.88% due 06/15/09..............       1,000,000        1,024,292
  Comcast Cable Communications, Inc.
    Senior Notes
    7.13% due 06/15/13..............       6,250,000        6,607,331
  Comcast Corp.
    Company Guar. Notes
    7.05% due 03/15/33..............         500,000          510,360
  Cox Communications, Inc.
    Notes
    4.63% due 01/15/10..............       1,720,000        1,680,105
  Cox Communications, Inc.
    Senior Notes
    5.45% due 12/15/14..............       3,360,000        3,203,659
  Cox Communications, Inc.
    Notes
    7.13% due 10/01/12..............         750,000          782,669
  CSC Holdings, Inc.
    Senior Notes
    8.13% due 07/15/09..............         325,000          324,188
  CSC Holdings, Inc.
    Debentures
    8.13% due 08/15/09..............         100,000           99,750
  DirecTV Holdings LLC
    Company Guar. Notes
    6.38% due 06/15/15..............         200,000          180,000

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
CABLE TV (CONTINUED)
  DirecTV Holdings LLC
    Senior Notes
    8.38% due 03/15/13..............    $    374,000     $    379,610
  Echostar DBS Corp.
    Company Guar. Notes
    6.63% due 10/01/14..............         550,000          511,500
  Time Warner Cable, Inc.
    Senior Notes
    5.85% due 05/01/17*.............       1,450,000        1,398,361
                                                         ------------
                                                           17,542,138
                                                         ------------
CASINO HOTELS -- 0.5%
  Mandalay Resort Group
    Senior Notes
    9.50% due 08/01/08..............         175,000          181,125
  MGM Mirage, Inc.
    Senior Notes
    5.88% due 02/27/14..............       1,350,000        1,181,250
  MGM Mirage, Inc.
    Company Guar. Notes
    7.50% due 06/01/16..............         375,000          348,750
  Motor Gaming Group, Inc.
    Company Guar. Notes
    9.75% due 04/01/10..............         375,000          386,250
  MTR Gaming Group, Inc.
    Company Guar. Notes
    9.00% due 06/01/12..............         200,000          205,000
  San Pasqual Casino Development
    Group
    Notes
    8.00% due 09/15/13*.............         350,000          347,375
  Seminole Hard Rock Entertainment,
    Inc.
    Sec. Notes
    7.86% due 03/15/14*(5)..........         275,000          269,500
  Station Casinos, Inc.
    Senior Notes
    7.75% due 08/15/16..............         325,000          304,688
  Wynn Las Vegas LLC
    1st Mtg. Bonds
    6.63% due 12/01/14..............         575,000          533,312
                                                         ------------
                                                            3,757,250
                                                         ------------
CASINO SERVICES -- 0.1%
  Fontainebleau Las Vegas Holdings
    LLC/Fontainebleau Las Vegas
    Capital Corp.
    Mtg. Backed Notes
    10.25% due 06/15/15*............         375,000          323,438
  Herbst Gaming, Inc.
    Company Guar. Notes
    7.00% due 11/15/14..............         450,000          384,750
  Tunica-Biloxi Gaming Authority
    Senior Notes
    9.00% due 11/15/15*.............         325,000          334,750
                                                         ------------
                                                            1,042,938
                                                         ------------
CELLULAR TELECOM -- 1.5%
  Centennial Communications Corp.
    Senior Notes
    10.00% due 01/01/13.............         400,000          418,000
  Centennial Communications Corp.
    Senior Notes
    11.11% due 01/01/13(5)..........         200,000          203,000

---------------------
    14

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
CELLULAR TELECOM (CONTINUED)
  Cingular Wireless LLC
    Senior Notes
    6.50% due 12/15/11..............    $  1,000,000     $  1,036,230
  Cingular Wireless Services, Inc.
    Senior Notes
    7.88% due 03/01/11..............       2,000,000        2,150,094
  Cingular Wireless Services, Inc.
    Senior Notes
    8.75% due 03/01/31..............       4,750,000        5,878,491
  MetroPCS Wireless, Inc.
    Senior Notes
    9.25% due 11/01/14*.............         500,000          490,000
  US Unwired, Inc.
    Company Guar. Notes
    10.00% due 06/15/12.............         325,000          351,551
                                                         ------------
                                                           10,527,366
                                                         ------------
CHEMICALS-DIVERSIFIED -- 0.2%
  Equistar Chemicals LP/Equistar
    Funding Corp.
    Company Guar. Notes
    10.13% due 09/01/08.............         183,000          189,405
  Lyondell Chemical Co.
    Company Guar. Notes
    6.88% due 06/15/17..............         175,000          183,750
  Lyondell Chemical Co.
    Company Guar. Notes
    8.25% due 09/15/16..............         675,000          739,125
  Union Carbide Chemical & Plastics
    Co., Inc.
    Debentures
    7.88% due 04/01/23..............         225,000          242,935
  Union Carbide Corp.
    Debentures
    7.50% due 06/01/25..............          75,000           78,182
                                                         ------------
                                                            1,433,397
                                                         ------------
CHEMICALS-SPECIALTY -- 0.5%
  Albemarle Corp.
    Senior Notes
    5.10% due 02/01/15..............       2,440,000        2,303,994
  Chemtura Corp.
    Company Guar. Notes
    6.88% due 06/01/16..............         475,000          438,188
  Equistar Chemicals LP/Equistar
    Funding Corp.
    Notes
    8.75% due 02/15/09..............         175,000          179,375
  Nalco Co.
    Senior Notes
    7.75% due 11/15/11..............         100,000           98,000
  Nalco Co.
    Senior Sub. Notes
    8.88% due 11/15/13..............         425,000          418,625
                                                         ------------
                                                            3,438,182
                                                         ------------
COMMERCIAL SERVICES-FINANCE -- 0.1%
  Deluxe Corp.
    Senior Notes
    Series B
    5.13% due 10/01/14..............         275,000          229,625

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
COMMERCIAL SERVICES-FINANCE (CONTINUED)
  Deluxe Corp.
    Senior Notes
    7.38% due 06/01/15*.............    $    125,000     $    121,875
  Deluxe Corp.
    Senior Notes
    7.38% due 06/01/15..............         175,000          170,625
  iPayment, Inc.
    Company Guar. Notes
    9.75% due 05/15/14..............         325,000          310,375
                                                         ------------
                                                              832,500
                                                         ------------
COMPUTER SERVICES -- 0.2%
  Compucom Systems, Inc.
    Senior Notes
    12.00% due 11/01/14*............         275,000          330,000
  Sungard Data Systems, Inc.
    Company Guar. Notes
    9.13% due 08/15/13..............         450,000          452,250
  Sungard Data Systems, Inc.
    Company Guar. Notes
    10.25% due 08/15/15.............         850,000          850,000
                                                         ------------
                                                            1,632,250
                                                         ------------
COMPUTERS -- 0.4%
  Dell, Inc.
    Debentures
    7.10% due 04/15/28..............       1,000,000        1,040,868
  Hewlett-Packard Co.
    Senior Notes
    5.40% due 03/01/17..............         875,000          838,967
  International Business Machines
    Corp.
    Debentures
    5.88% due 11/29/32..............       1,000,000          990,152
                                                         ------------
                                                            2,869,987
                                                         ------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
  Activant Solutions, Inc.
    Company Guar. Notes
    9.50% due 05/01/16..............         550,000          495,000
                                                         ------------
CONSUMER PRODUCTS-MISC. -- 0.5%
  American Achievement Corp.
    Senior Sub. Notes
    8.25% due 04/01/12..............         275,000          264,000
  American Greetings Corp.
    Senior Notes
    7.38% due 06/01/16..............         425,000          401,625
  Claires Stores, Inc.
    Senior Sub. Notes
    10.50% due 06/01/17*............         525,000          414,750
  Jarden Corp.
    Company Guar. Notes
    7.50% due 05/01/17..............         625,000          562,500
  Playtex Products, Inc.
    Company Guar. Notes
    9.38% due 06/01/11..............         725,000          741,312
  Visant Holding Corp.
    Senior Notes
    8.75% due 12/01/13..............         425,000          420,750

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
CONSUMER PRODUCTS-MISC. (CONTINUED)
  Visant Holding Corp.
    Senior Notes
    10.25% due 12/01/08(4)..........    $  1,075,000     $    956,750
                                                         ------------
                                                            3,761,687
                                                         ------------
CONTAINERS-METAL/GLASS -- 0.2%
  Ball Corp.
    Company Guar. Notes
    6.63% due 03/15/18..............         450,000          419,625
  Ball Corp.
    Company Guar. Notes
    6.88% due 12/15/12..............         175,000          173,250
  Crown Americas LLC
    Senior Notes
    7.75% due 11/15/15..............         675,000          664,875
  Owens-Brockway Glass Container,
    Inc.
    Company Guar. Notes
    8.25% due 05/15/13..............         500,000          502,500
  Russell-Stanley Holdings, Inc.
    Senior Sub. Notes
    9.00% due
    11/30/08+*(1)(6)(7)(8)(9)(10)...          13,694              635
                                                         ------------
                                                            1,760,885
                                                         ------------
CONTAINERS-PAPER/PLASTIC -- 0.2%
  Berry Plastics Holding Corp.
    Sec. Notes
    8.88% due 09/15/14..............         600,000          576,000
  Graphic Packaging International,
    Inc.
    Senior Sub. Notes
    9.50% due 08/15/13..............         650,000          650,000
  Jefferson Smurfit Corp.
    Company Guar. Notes
    8.25% due 10/01/12..............         325,000          312,813
  Plastipak Holdings, Inc.
    Senior Notes
    8.50% due 12/15/15*.............         150,000          151,500
                                                         ------------
                                                            1,690,313
                                                         ------------
DATA PROCESSING/MANAGEMENT -- 0.1%
  Dun & Bradstreet Corp.
    Senior Notes
    5.50% due 03/15/11..............         750,000          755,021
                                                         ------------
DIRECT MARKETING -- 0.1%
  Affinity Group, Inc.
    Senior Sub. Notes
    9.00% due 02/15/12..............         200,000          210,889
  Affinity Group, Inc.
    Senior Notes
    10.88% due 02/15/12(9)..........         366,624          392,933
                                                         ------------
                                                              603,822
                                                         ------------
DISTRIBUTION/WHOLESALE -- 0.3%
  Baker & Taylor, Inc.
    Company Guar. Notes
    11.50% due 07/01/13*............         375,000          378,750
  Nebraska Book Co., Inc.
    Senior Sub. Notes
    8.63% due 03/15/12..............         575,000          557,750
  SGS International, Inc.
    Company Guar. Notes
    12.00% due 12/15/13.............         550,000          588,500

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
DISTRIBUTION/WHOLESALE (CONTINUED)
  Varietal Distribution Merger Sub,
    Inc.
    Senior Notes
    10.25% due 07/15/15*............    $    375,000     $    356,250
                                                         ------------
                                                            1,881,250
                                                         ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
  General Electric Capital Corp.
    Notes
    3.75% due 12/15/09..............       1,000,000          969,675
  ZFS Finance USA Trust I
    Bonds
    6.15% due 12/15/65*(5)..........       3,650,000        3,627,622
                                                         ------------
                                                            4,597,297
                                                         ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.7%
  General Electric Co.
    Notes
    5.00% due 02/01/13..............       5,000,000        4,881,475
  Koppers Industries
    Company Guar. Notes
    9.88% due 10/15/13..............         319,000          338,140
                                                         ------------
                                                            5,219,615
                                                         ------------
DIVERSIFIED OPERATIONS -- 0.2%
  Capmark Financial Group, Inc.
    Company Guar. Notes
    6.30% due 05/10/17*.............       1,920,000        1,700,788
                                                         ------------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.1%
  Aramark Corp.
    Senior Notes
    8.50% due 02/01/15*.............         350,000          329,875
  Aramark Corp.
    Senior Notes
    8.86% due 02/01/15*(5)..........         450,000          418,500
                                                         ------------
                                                              748,375
                                                         ------------
E-COMMERCE/PRODUCTS -- 0.0%
  FTD, Inc.
    Company Guar. Notes
    7.75% due 02/15/14..............         365,000          340,363
                                                         ------------
ELECTRIC-GENERATION -- 0.6%
  Edison Mission Energy
    Senior Notes.
    7.00% due 05/15/17*.............         325,000          293,312
  Edison Mission Energy
    Senior Notes
    7.75% due 06/15/16..............         850,000          813,875
  Great River Energy*
    1st Mtg. Bonds
    5.83% due 07/01/17..............       2,820,000        2,842,419
                                                         ------------
                                                            3,949,606
                                                         ------------
ELECTRIC-INTEGRATED -- 4.2%
  Alabama Power Co.
    Senior Notes
    5.50% due 10/15/17..............       1,000,000          979,005
  Alabama Power Co.
    Debentures
    5.70% due 02/15/33..............       1,000,000          951,513
  American Electric Power Co., Inc.
    Senior Notes
    5.38% due 03/15/10..............       1,000,000          999,430

---------------------
    16

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
  Cleveland Electric Illuminating
    Co.
    Senior Notes
    5.95% due 12/15/36..............    $  1,145,000     $  1,045,300
  CMS Energy Corp.
    Senior Notes
    6.88% due 12/15/15..............         125,000          123,954
  Consolidated Edison Co. of New
    York
    Notes
    5.50% due 09/15/16..............         960,000          938,170
  Dominion Resources, Inc
    Senior Notes
    5.95% due 06/15/35..............       1,500,000        1,391,388
  Exelon Generation Co. LLC
    Notes
    5.35% due 01/15/14..............       1,000,000          957,688
  FirstEnergy Corp.
    Notes
    6.45% due 11/15/11..............       2,500,000        2,579,477
  FPL Energy National Wind Portfolio
    LLC
    Sec. Notes
    6.13% due 03/25/19*.............         109,518          108,110
  Midamerican Energy Co.
    Notes
    4.65% due 10/01/14..............         800,000          752,280
  Midamerican Energy Co.
    Bonds
    6.75% due 12/30/31..............       2,250,000        2,396,792
  Midamerican Energy Holdings Co.
    Senior Notes
    5.95% due 05/15/37..............       3,250,000        3,041,408
  Nevada Power Co.
    1st Mtg. Bonds
    5.88% due 01/15/15..............         575,000          559,161
  Nevada Power Co.
    General Reference Mtg. Bonds
    6.50% due 04/15/12..............          50,000           50,899
  NorthWestern Corp.
    Sec. Notes
    5.88% due 11/01/14..............         100,000           97,129
  Pacific Gas & Electric Co.
    Notes
    4.20% due 03/01/11..............       1,100,000        1,061,495
  Pacific Gas & Electric Co.
    Notes
    4.80% due 03/01/14..............       1,000,000          944,657
  Pacific Gas & Electric Co.
    Notes
    6.05% due 03/01/34..............       1,660,000        1,611,689
  PPL Energy Supply LLC
    Senior Notes
    6.00% due 12/15/36..............       1,540,000        1,379,455
  PSEG Energy Holdings LLC
    Senior Notes
    10.00% due 10/01/09.............         600,000          643,255
  PSEG Power LLC
    Company Guar. Notes
    7.75% due 04/15/11..............       1,750,000        1,874,436
  PSI Energy, Inc.
    Senior Notes
    6.05% due 06/15/16..............       2,335,000        2,335,745

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
ELECTRIC-INTEGRATED (CONTINUED)
  Sierra Pacific Resources
    Senior Notes
    6.75% due 08/15/17..............    $    250,000     $    233,038
  TECO Energy, Inc.
    Senior Notes
    6.75% due 05/01/15..............         100,000           98,762
  TXU Corp.
    Senior Notes
    5.55% due 11/15/14..............         275,000          221,841
  Westar Energy, Inc.
    1st Mtg. Bonds
    5.88% due 07/15/36..............         860,000          782,373
  Westar Energy, Inc.
    1st Mtg. Bonds
    6.00% due 07/01/14..............       2,000,000        2,020,800
                                                         ------------
                                                           30,179,250
                                                         ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.1%
  Freescale Semiconductor, Inc.
    Senior Notes
    8.88% due 12/15/14*.............         450,000          410,625
                                                         ------------
ELECTRONIC CONNECTORS -- 0.2%
  Thomas & Betts Corp.
    Notes
    7.25% due 06/01/13..............       1,205,000        1,239,368
                                                         ------------
ELECTRONICS-MILITARY -- 0.2%
  L-3 Communications Corp.
    Company Guar. Notes
    6.13% due 07/15/13..............         175,000          162,750
  L-3 Communications Corp.
    Company Guar. Notes
    6.13% due 01/15/14..............         925,000          857,938
  L-3 Communications Corp.
    Company Guar. Notes
    6.38% due 10/15/15..............         175,000          161,000
                                                         ------------
                                                            1,181,688
                                                         ------------
ENGINES-INTERNAL COMBUSTION -- 0.1%
  Briggs & Stratton Corp.
    Notes
    7.25% due 09/15/07..............         100,000           99,750
  Briggs & Stratton Corp.
    Company Guar. Notes
    8.88% due 03/15/11..............         960,000        1,008,000
                                                         ------------
                                                            1,107,750
                                                         ------------
ENTERPRISE SOFTWARE/SERVICE -- 0.5%
  Oracle Corp.
    Notes
    5.00% due 01/15/11..............       3,320,000        3,275,934
                                                         ------------
ENVIRONMENTAL MONITORING & DETECTION -- 0.0%
  Clean Harbors, Inc.
    Company Guar. Notes
    11.25% due 07/15/12.............         179,000          195,075
                                                         ------------
FINANCE-AUTO LOANS -- 1.0%
  Ford Motor Credit Co LLC
    Senior Notes
    9.88% due 08/10/11..............         175,000          177,211
  Ford Motor Credit Co.
    Senior Notes
    7.25% due 10/25/11..............         675,000          616,947

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
  Ford Motor Credit Co.
    Senior Notes
    8.00% due 12/15/16..............    $    325,000     $    299,527
  Ford Motor Credit Co.
    Senior Notes
    8.11% due 01/13/12(5)...........         725,000          692,260
  General Motors Acceptance Corp.
    Notes
    6.88% due 09/15/11..............         675,000          627,682
  General Motors Acceptance Corp.
    Bonds
    8.00% due 11/01/31..............       2,690,000        2,526,128
  Nissan Motor Acceptance Corp.
    Senior Notes
    5.63% due 03/14/11*.............       2,210,000        2,207,584
                                                         ------------
                                                            7,147,339
                                                         ------------
FINANCE-COMMERCIAL -- 0.3%
  Textron Financial Corp.
    Junior Sub. Bonds
    6.00% due 02/15/67*(5)..........       2,400,000        2,271,007
                                                         ------------
FINANCE-CONSUMER LOANS -- 1.3%
  HSBC Finance Capital Trust
    Company Guar. Bonds
    5.91% due 11/30/35(5)...........       3,700,000        3,567,152
  HSBC Finance Corp.
    Notes
    4.75% due 04/15/10..............         860,000          846,017
  HSBC Finance Corp.
    Notes
    5.00% due 06/30/15..............       3,070,000        2,847,044
  SLM Corp.
    Notes
    4.00% due 01/15/10..............       2,000,000        1,873,104
                                                         ------------
                                                            9,133,317
                                                         ------------
FINANCE-CREDIT CARD -- 1.5%
  American Express Co.
    Notes
    4.75% due 06/17/09..............       4,000,000        3,970,756
  American Express Co.
    Senior Notes
    4.88% due 07/15/13..............       1,600,000        1,535,851
  Capital One Financial Corp.
    Notes
    7.13% due 08/01/08..............       4,000,000        4,050,944
  MBNA Corp.
    Senior Notes
    7.50% due 03/15/12..............       1,000,000        1,080,854
                                                         ------------
                                                           10,638,405
                                                         ------------
FINANCE-INVESTMENT BANKER/BROKER -- 5.2%
  Bear Stearns & Co., Inc.
    Notes
    3.25% due 03/25/09..............       1,400,000        1,348,672
  Bear Stearns & Co., Inc.
    Senior Notes
    5.70% due 11/15/14..............       1,500,000        1,439,958
  Citigroup, Inc.
    Senior Notes
    5.13% due 02/14/11..............       3,000,000        2,969,631

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
FINANCE-INVESTMENT BANKER/BROKER (CONTINUED)
  Credit Suisse USA, Inc.
    Senior Notes
    5.50% due 08/16/11..............    $  2,760,000     $  2,763,061
  Goldman Sachs Capital I
    Company Guar. Notes
    6.35% due 02/15/34..............       1,500,000        1,370,473
  Goldman Sachs Group, Inc.
    Notes
    3.88% due 01/15/09..............       1,750,000        1,712,945
  JP Morgan Chase & Co.
    Sub. Notes
    5.13% due 09/15/14..............       8,000,000        7,620,416
  Lehman Brothers Holdings, Inc.
    Sub. Notes
    6.50% due 07/19/17..............       2,800,000        2,749,970
  Lehman Brothers Holdings, Inc.
    Sub. Notes
    6.88% due 07/17/37..............       2,500,000        2,421,572
  Lehman Brothers Holdings, Inc.
    Bonds
    7.88% due 08/15/10..............       4,250,000        4,461,782
  Merrill Lynch & Co., Inc.
    Notes
    5.45% due 07/15/14..............       5,000,000        4,856,530
  Morgan Stanley
    Notes
    4.00% due 01/15/10..............       1,000,000          967,327
  Morgan Stanley
    Notes
    5.30% due 03/01/13..............       2,000,000        1,962,800
                                                         ------------
                                                           36,645,137
                                                         ------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.1%
  Residential Capital LLC
    Company Guar. Bonds
    6.00% due 02/22/11..............       1,030,000          949,366
                                                         ------------
FINANCE-OTHER SERVICES -- 0.1%
  American Real Estate Partners
    Company Guar. Notes
    7.13% due 02/15/13..............         300,000          282,000
  Pinnacle Foods Finance LLC/
    Pinnacle Foods Finance Corp.
    Senior Notes
    9.25% due 04/01/15*.............         300,000          273,000
  Pinnacle Foods Finance LLC/
    Pinnacle Foods Finance Corp.
    Senior Sub. Notes
    10.63% due 04/01/17.............         375,000          328,125
                                                         ------------
                                                              883,125
                                                         ------------
FINANCIAL GUARANTEE INSURANCE -- 0.0%
  MBIA, Inc.
    Debentures
    6.63% due 10/01/28..............         250,000          243,142
                                                         ------------
FISHERY -- 0.1%
  ASG Consolidated LLC/ASG Finance,
    Inc.
    Senior Notes
    11.50% due 11/01/11(4)..........         700,000          644,000
                                                         ------------

---------------------
    18

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
FOOD-DAIRY PRODUCTS -- 0.1%
  Dean Foods Co.
    Company Guar. Notes
    7.00% due 06/01/16..............    $    625,000     $    575,000
                                                         ------------
FOOD-MEAT PRODUCTS -- 0.1%
  Pierre Foods, Inc.
    Senior Sub. Notes
    9.88% due 07/15/12..............         375,000          371,250
  Smithfield Foods, Inc.
    Senior Notes
    7.75% due 07/01/17..............         500,000          482,500
                                                         ------------
                                                              853,750
                                                         ------------
FOOD-MISC. -- 1.1%
  B&G Foods Holding Corp.
    Senior Notes
    8.00% due 10/01/11..............         600,000          582,000
  Del Monte Corp.
    Company Guar. Notes
    6.75% due 02/15/15..............         600,000          543,000
  General Mills, Inc.
    Notes
    5.70% due 02/15/17..............       1,670,000        1,643,470
  Kraft Foods, Inc.
    Notes
    5.25% due 10/01/13..............       2,500,000        2,386,818
  Kraft Foods, Inc.
    Senior Notes
    6.25% due 06/01/12..............       2,250,000        2,289,989
  Michael Foods, Inc.
    Senior Sub. Notes
    8.00% due 11/15/13..............         650,000          630,500
                                                         ------------
                                                            8,075,777
                                                         ------------
FOOD-RETAIL -- 0.0%
  Jitney-Jungle Stores of America,
    Inc.
    Company Guar. Notes
    10.38% due
    09/15/07+(1)(6)(10).............         125,000                0
                                                         ------------
FORESTRY -- 0.3%
  Weyerhaeuser Co.
    Debentures
    7.38% due 03/15/32..............       2,175,000        2,147,710
                                                         ------------
GAMBLING (NON-HOTEL) -- 0.2%
  Great Canadian Gaming Corp.
    Company Guar. Notes
    7.25% due 02/15/15*.............         400,000          384,000
  Jacobs Entertainment, Inc.
    Company Guar. Bonds
    9.75% due 06/15/14..............         475,000          477,375
  Shingle Springs Tribal Gaming
    Authority
    Senior Notes
    9.38% due 06/15/15*.............         400,000          374,000
                                                         ------------
                                                            1,235,375
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
GAS-DISTRIBUTION -- 0.7%
  Atmos Energy Corp.
    Notes
    4.00% due 10/15/09..............    $  4,860,000     $  4,719,046
  Semco Energy, Inc.
    Senior Notes
    7.13% due 05/15/08..............         225,000          225,248
                                                         ------------
                                                            4,944,294
                                                         ------------
GOLF -- 0.1%
  True Temper Sports, Inc.
    Company Guar. Notes
    8.38% due 09/15/11..............         450,000          375,750
                                                         ------------
HEALTH CARE COST CONTAINMENT -- 0.2%
  Viant Holdings, Inc.
    Company Guar. Notes
    9.88% due 07/15/17*.............         490,000          460,600
  Waste Management, Inc.
    Debentures
    8.75% due 05/01/18..............         850,000          872,012
                                                         ------------
                                                            1,332,612
                                                         ------------
HOME FURNISHINGS -- 0.1%
  Norcraft Cos. LP/Norcraft Finance
    Corp.
    Senior Sub. Notes
    9.00% due 11/01/11..............         100,000          100,000
  Norcraft Holdings LP/Norcraft
    Capital Corp.
    Senior Notes
    9.75% due 09/01/12(4)...........         225,000          193,500
  Sealy Mattress Co.
    Senior Sub. Notes
    8.25% due 06/15/14..............         600,000          591,000
                                                         ------------
                                                              884,500
                                                         ------------
HOTEL/MOTEL -- 0.1%
  Wyndham Worldwide Corp.
    Senior Notes
    6.00% due 12/01/16..............         970,000          918,853
                                                         ------------
INDEPENDENT POWER PRODUCERS -- 0.2%
  NRG Energy, Inc.
    Company Guar. Notes
    7.25% due 02/01/14..............         450,000          434,250
  NRG Energy, Inc.
    Company Guar. Notes
    7.38% due 02/01/16..............         575,000          554,875
  NRG Energy, Inc.
    Company Guar. Notes
    7.38% due 01/15/17..............         250,000          241,250
                                                         ------------
                                                            1,230,375
                                                         ------------
INSTRUMENTS-CONTROLS -- 0.3%
  Thermo Electron Corp.
    Senior Notes
    5.00% due 06/01/15..............       2,584,000        2,397,009
                                                         ------------
INSTRUMENTS-SCIENTIFIC -- 0.1%
  Fisher Scientific International,
    Inc.
    Senior Sub. Notes
    6.13% due 07/01/15..............         375,000          364,235
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
INSURANCE-LIFE/HEALTH -- 0.4%
  Pacific LifeCorp.
    Bonds
    6.60% due 09/15/33*.............    $  2,700,000     $  2,791,849
                                                         ------------
INSURANCE-MULTI-LINE -- 0.3%
  CNA Financial Corp.
    Notes
    6.00% due 08/15/11..............         700,000          705,487
  CNA Financial Corp.
    Notes
    6.50% due 08/15/16..............         280,000          279,556
  Horace Mann Educators Corp.
    Senior Notes
    6.85% due 04/15/16..............         830,000          845,106
  USF&G Capital II
    Company Guar. Notes
    8.31% due 07/01/46*.............         250,000          292,617
                                                         ------------
                                                            2,122,766
                                                         ------------
INSURANCE-MUTUAL -- 0.6%
  Liberty Mutual Group, Inc.
    Notes
    5.75% due 03/15/14*.............       2,850,000        2,753,542
  Union Central Life Insurance
    Notes
    8.20% due 11/01/26*.............       1,250,000        1,348,026
                                                         ------------
                                                            4,101,568
                                                         ------------
INSURANCE-PROPERTY/CASUALTY -- 0.4%
  Ace INA Holdings, Inc.
    Company Guar.
    5.70% due 02/15/17..............       2,360,000        2,298,619
  St Paul Travelers Cos., Inc.
    Senior Notes
    5.50% due 12/01/15..............         250,000          244,216
  The Travelers Cos., Inc.
    Junior Sub. Debentures
    6.25% due 03/15/37(5)...........         725,000          681,354
                                                         ------------
                                                            3,224,189
                                                         ------------
INSURANCE-REINSURANCE -- 0.7%
  Berkshire Hathaway Finance Corp.
    Company Guar. Notes
    4.85% due 01/15/15..............       4,925,000        4,719,519
                                                         ------------
INTIMATE APPAREL -- 0.0%
  Warnaco, Inc.
    Senior Notes
    8.88% due 06/15/13..............         250,000          263,125
                                                         ------------
INVESTMENT COMPANIES -- 0.1%
  Yankee Acquisition Corp.
    Company Guar. Notes
    9.75% due 02/15/17..............         650,000          578,500
                                                         ------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.8%
  FMR Corp.
    Bonds
    7.57% due 06/15/29*.............       2,200,000        2,585,563
  Franklin Resources, Inc.
    Notes
    3.70% due 04/15/08..............         500,000          494,210
  Janus Capital Group, Inc.
    Notes
    6.25% due 06/15/12..............         750,000          759,041

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
INVESTMENT MANAGEMENT/ADVISOR SERVICES (CONTINUED)
  Janus Capital Group, Inc.
    Notes
    6.70% due 06/15/17..............    $    900,000     $    909,030
  Nuveen Investments, Inc.
    Senior Notes
    5.00% due 09/15/10..............         430,000          404,370
  Nuveen Investments, Inc.
    Senior Notes
    5.50% due 09/15/15..............         430,000          363,023
                                                         ------------
                                                            5,515,237
                                                         ------------
LEISURE PRODUCTS -- 0.0%
  K2, Inc.
    Company Guar. Senior Notes
    7.38% due 07/01/14..............          20,000           21,000
                                                         ------------
MACHINERY-CONSTRUCTION & MINING -- 0.0%
  Clark Material Handling Co.
    Company Guar. Notes
    10.75% due
    11/15/06+(1)(6)(11).............         100,000                0
                                                         ------------
MACHINERY-ELECTRICAL -- 0.1%
  Baldor Electric Co.
    Senior Notes
    8.63% due 02/15/17..............         350,000          358,750
                                                         ------------
MACHINERY-FARMING -- 0.0%
  Case New Holland, Inc.
    Company Guar. Notes
    9.25% due 08/01/11..............         300,000          315,000
                                                         ------------
MEDICAL INSTRUMENTS -- 0.2%
  Accellent, Inc.
    Company Guar. Notes
    10.50% due 12/01/13.............         325,000          312,000
  Medtronic, Inc.
    Senior Notes
    4.38% due 09/15/10..............       1,360,000        1,333,381
                                                         ------------
                                                            1,645,381
                                                         ------------
MEDICAL PRODUCTS -- 0.0%
  Universal Hospital Services, Inc.
    Sec. Bonds
    8.50% due 06/01/15*.............         100,000           90,250
  Universal Hospital Services, Inc.
    Senior Notes
    8.75% due 06/01/15*(5)..........          75,000           69,938
                                                         ------------
                                                              160,188
                                                         ------------
MEDICAL-BIOMEDICAL/GENE -- 0.4%
  Bio-Rad Laboratories, Inc.
    Senior Sub. Notes
    6.13% due 12/15/14..............         250,000          226,250
  Genentech, Inc.
    Senior Notes
    4.75% due 07/15/15..............       2,500,000        2,336,587
                                                         ------------
                                                            2,562,837
                                                         ------------
MEDICAL-DRUGS -- 1.7%
  Eli Lilly & Co.
    Notes
    5.20% due 03/15/17..............       2,690,000        2,583,605
  Pfizer, Inc.
    Senior Notes
    4.50% due 02/15/14..............       5,000,000        4,758,030

---------------------
    20

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
  Pharmacia Corp.
    Debentures
    6.50% due 12/01/18..............    $    740,000     $    800,405
  Wyeth
    Notes
    5.45% due 04/01/17..............       1,600,000        1,556,573
  Wyeth
    Bonds
    5.50% due 02/01/14..............       2,250,000        2,213,230
                                                         ------------
                                                           11,911,843
                                                         ------------
MEDICAL-HMO -- 0.3%
  Aetna, Inc.
    Senior Notes
    5.75% due 06/15/11..............         410,000          414,671
  WellPoint, Inc.
    Bonds
    6.80% due 08/01/12..............       1,800,000        1,897,735
                                                         ------------
                                                            2,312,406
                                                         ------------
MEDICAL-HOSPITALS -- 0.4%
  HCA, Inc.
    Senior Notes
    7.50% due 11/06/33..............         375,000          285,000
  HCA, Inc.
    Sec. Notes
    9.25% due 11/15/16*.............         900,000          893,250
  HCA, Inc.
    Sec. Notes
    9.63% due 11/15/16*.............       1,200,000        1,191,000
  United Surgical Partners
    International, Inc.
    Senior Sub. Notes
    8.88% due 05/01/17*.............          75,000           70,500
  United Surgical Partners
    International, Inc.
    Senior Sub. Notes
    9.25% due 05/01/17*.............         400,000          372,000
                                                         ------------
                                                            2,811,750
                                                         ------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
  CRC Health Corp.
    Company Guar. Notes
    10.75% due 02/01/16.............         350,000          372,750
  National Mentor Holdings, Inc.
    Company Guar. Notes
    11.25% due 07/01/14.............         525,000          553,875
                                                         ------------
                                                              926,625
                                                         ------------
METAL PROCESSORS & FABRICATION -- 0.0%
  Hawk Corp.
    Senior Notes
    8.75% due 11/01/14..............         275,000          276,375
                                                         ------------
METAL-ALUMINUM -- 0.2%
  Alcoa, Inc.
    Notes
    5.55% due 02/01/17..............       1,470,000        1,419,548
                                                         ------------
METAL-DIVERSIFIED -- 0.1%
  Freeport-McMoRan Copper & Gold,
    Inc.
    Senior Notes
    8.38% due 04/01/17..............         350,000          367,500
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
MINING -- 0.4%
  Newmont Mining Corp.
    Company Guar. Notes
    5.88% due 04/01/35..............    $  2,960,000     $  2,601,523
                                                         ------------
MISCELLANEOUS MANUFACTURING -- 0.1%
  Reddy Ice Holdings, Inc.
    Senior Notes
    10.50% due 11/01/12(4)..........         500,000          477,500
                                                         ------------
MULTIMEDIA -- 1.1%
  Cox Enterprises, Inc.
    Notes
    4.38% due 05/01/08*.............       1,000,000          991,118
  News America Holdings, Inc.
    Company Guar. Bonds
    8.00% due 10/17/16..............         650,000          733,507
  News America Holdings, Inc.
    Company Guar. Debentures
    9.25% due 02/01/13..............       1,000,000        1,158,048
  News America, Inc.
    Company Guar. Debentures
    7.63% due 11/30/28..............       1,000,000        1,073,110
  Time Warner, Inc.
    Company Guar. Notes
    5.50% due 11/15/11..............       1,350,000        1,341,152
  Walt Disney Co.
    Notes
    5.70% due 07/15/11..............       2,400,000        2,438,525
                                                         ------------
                                                            7,735,460
                                                         ------------
NETWORKING PRODUCTS -- 0.5%
  Cisco Systems, Inc.
    Senior Notes
    5.25% due 02/22/11..............       2,205,000        2,193,909
  Cisco Systems, Inc.
    Senior Notes
    5.50% due 02/22/16..............       1,230,000        1,207,781
                                                         ------------
                                                            3,401,690
                                                         ------------
NON-HAZARDOUS WASTE DISPOSAL -- 1.4%
  Allied Waste North America, Inc.
    Company Guar. Notes
    7.13% due 05/15/16..............         650,000          617,500
  Allied Waste North America, Inc.
    Company Guar. Notes
    9.25% due 09/01/12..............         500,000          519,375
  Browning-Ferris Industries, Inc.
    Debentures
    9.25% due 05/01/21..............         275,000          295,625
  Republic Services, Inc.
    Senior Notes
    6.75% due 08/15/11..............         900,000          939,187
  USA Waste Services, Inc.
    Senior Notes
    7.13% due 10/01/07..............       2,175,000        2,178,932
  Waste Management, Inc.
    Senior Notes
    7.38% due 08/01/10..............       5,000,000        5,248,515
                                                         ------------
                                                            9,799,134
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
OFFICE AUTOMATION & EQUIPMENT -- 0.1%
  Xerox Corp.
    Senior Notes
    6.40% due 03/15/16..............    $    350,000     $    347,141
  Xerox Corp.
    Company Guar. Notes
    9.75% due 01/15/09..............         400,000          421,404
                                                         ------------
                                                              768,545
                                                         ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.5%
  Anadarko Petroleum Corp.
    Senior Notes
    5.95% due 09/15/16..............       2,480,000        2,437,111
  Chesapeake Energy Corp
    Company Guar. Notes
    6.88% due 11/15/20..............         375,000          349,219
  Chesapeake Energy Corp.
    Company Guar. Notes
    6.88% due 01/15/16..............         900,000          857,250
  Chesapeake Energy Corp.
    Company Guar. Notes
    7.50% due 09/15/13..............         100,000          100,625
  Cimarex Energy Co.
    Senior Notes
    7.13% due 05/01/17..............         125,000          118,125
  Forest Oil Corp.
    Senior Notes
    7.25% due 06/15/19*.............         300,000          279,750
  Hilcorp Energy I LP
    Senior Notes
    7.75% due 11/01/15*.............         375,000          350,625
  Hilcorp Energy I LP/Hilcorp
    Finance Co.
    Senior Notes
    9.00% due 06/01/16*.............         225,000          223,875
  Pemex Project Funding Master Trust
    Company Guar. Notes
    5.75% due 12/15/15..............         475,000          460,446
  Pemex Project Funding Master Trust
    Company Guar. Notes
    9.13% due 10/13/10..............       2,250,000        2,463,750
  Pioneer Natural Resources Co.
    Bonds
    6.88% due 05/01/18..............         375,000          340,539
  Plains Exploration & Production
    Co.
    Company Guar. Notes
    7.75% due 06/15/15..............         625,000          584,375
  Range Resources Corp.
    Company Guar. Bonds
    6.38% due 03/15/15..............         475,000          441,750
  Range Resources Corp.
    Senior Sub. Notes
    7.38% due 07/15/13..............         125,000          124,375
  XTO Energy, Inc.
    Senior Notes
    6.25% due 08/01/17..............         880,000          890,368
  XTO Energy, Inc.
    Senior Notes
    6.75% due 08/01/37..............         605,000          615,150
                                                         ------------
                                                           10,637,333
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
OIL FIELD MACHINERY & EQUIPMENT -- 0.0%
  Complete Production Services, Inc.
    Company Guar. Notes
    8.00% due 12/15/16..............    $    225,000     $    216,000
  Grant Prideco, Inc.
    Senior Notes
    6.13% due 08/15/15..............          75,000           69,750
                                                         ------------
                                                              285,750
                                                         ------------
OIL REFINING & MARKETING -- 0.3%
  Reliance Industries, Ltd.
    Notes
    8.25% due 01/15/27*.............         500,000          578,381
  Valero Energy Corp.
    Senior Notes
    7.50% due 04/15/32..............       1,290,000        1,403,685
                                                         ------------
                                                            1,982,066
                                                         ------------
OIL-FIELD SERVICES -- 0.1%
  Basic Energy Services, Inc.
    Company Guar. Notes
    7.13% due 04/15/16..............         600,000          546,000
                                                         ------------
OPTICAL SUPPLIES -- 0.2%
  Advanced Medical Optics, Inc.
    Company Guar. Notes
    7.50% due 05/01/17..............         275,000          250,250
  Norcross Safety Products LLC
    Senior Sub. Notes
    9.88% due 08/15/11..............         400,000          418,000
  Safety Products Holdings, Inc.
    Senior Notes
    11.75% due 01/01/12(9)..........         426,210          449,652
                                                         ------------
                                                            1,117,902
                                                         ------------
PAPER & RELATED PRODUCTS -- 1.3%
  International Paper Co.
    Senior Notes
    4.25% due 01/15/09..............       1,500,000        1,471,062
  Louisiana Pacific Corp.
    Senior Notes
    8.88% due 08/15/10..............       3,540,000        3,817,033
  NewPage Corp.
    Senior Sub. Notes
    12.00% due 05/01/13.............         550,000          572,688
  Pope & Talbot, Inc.
    Debentures
    8.38% due 06/01/13..............         250,000          199,375
  Union Camp Corp.
    Notes
    6.50% due 11/15/07..............       2,000,000        2,002,260
  Westvaco Corp.
    Debentures
    7.65% due 03/15/27..............       1,500,000        1,548,180
                                                         ------------
                                                            9,610,598
                                                         ------------
PHARMACY SERVICES -- 0.1%
  Omnicare, Inc.
    Senior Sub. Notes
    6.88% due 12/15/15..............         425,000          383,563
                                                         ------------

---------------------
    22

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.1%
  Psychiatric Solutions, Inc.
    Senior Sub. Notes
    7.75% due 07/15/15*.............    $    150,000     $    142,500
  Psychiatric Solutions, Inc.
    Company Guar. Notes
    7.75% due 07/15/15..............         275,000          261,250
                                                         ------------
                                                              403,750
                                                         ------------
PIPELINES -- 1.5%
  Consolidated Natural Gas Co.
    Senior Notes
    5.00% due 12/01/14..............       2,380,000        2,257,375
  Dynegy Holdings, Inc.
    Senior Notes
    7.75% due 06/01/19*.............         775,000          670,375
  El Paso Energy Corp.
    Senior Notes
    7.80% due 08/01/31..............         400,000          386,323
  Holly Energy Partners LP
    Company Guar. Notes
    6.25% due 03/01/15..............         625,000          565,625
  Kinder Morgan Energy Partners LP
    Senior Notes
    5.80% due 03/15/35..............       2,290,000        1,995,957
  Pacific Energy Partners LP
    Company Guar. Notes
    6.25% due 09/15/15..............          75,000           73,272
  Pacific Energy Partners LP
    Senior Notes
    7.13% due 06/15/14..............         250,000          255,088
  Spectra Energy Capital LLC
    Senior Notes
    6.25% due 02/15/13..............       2,205,000        2,232,168
  Tennessee Gas Pipeline Co.
    Debentures
    7.50% due 04/01/17..............         350,000          378,061
  Tennessee Gas Pipeline Co.
    Bonds
    8.38% due 06/15/32..............         325,000          376,149
  Transcontinental Gas Pipe Line
    Corp.
    Senior Notes
    6.40% due 04/15/16..............         125,000          124,844
  Transcontinental Gas Pipe Line
    Corp.
    Senior Notes
    8.88% due 07/15/12..............         250,000          275,000
  Williams Cos., Inc.
    Senior Notes
    7.63% due 07/15/19..............         600,000          609,000
  Williams Cos., Inc.
    Senior Notes
    7.88% due 09/01/21..............         575,000          598,000
                                                         ------------
                                                           10,797,237
                                                         ------------
POULTRY -- 0.1%
  Pilgrim's Pride Corp.
    Senior Sub. Notes
    8.38% due 05/01/17..............         500,000          475,000
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
PUBLISHING-PERIODICALS -- 0.3%
  CBD Media Holdings LLC
    Senior Notes
    9.25% due 07/15/12..............    $    325,000     $    328,250
  CBD Media, Inc.
    Company Guar. Notes
    8.63% due 06/01/11..............         300,000          299,250
  Dex Media West LLC
    Senior Sub. Notes
    9.88% due 08/15/13..............         581,000          610,050
  Idearc, Inc.
    Company Guar. Notes
    8.00% due 11/15/16..............         675,000          639,562
  MediMedia USA, Inc.
    Senior Sub. Notes
    11.38% due 11/15/14*............         250,000          262,500
  Primedia, Inc.
    Senior Sec. Notes
    8.00% due 05/15/13..............          20,000           21,025
  The Reader's Digest Association,
    Inc.
    Senior Sub. Notes
    9.00% due 02/15/17*.............         375,000          320,625
                                                         ------------
                                                            2,481,262
                                                         ------------
QUARRYING -- 0.1%
  Compass Minerals International,
    Inc.
    Senior Notes
    12.00% due 06/01/13(4)..........         475,000          472,625
  Compass Minerals International,
    Inc.
    Senior Notes
    12.75% due 12/15/12(4)..........         175,000          180,688
                                                         ------------
                                                              653,313
                                                         ------------
RACETRACKS -- 0.3%
  International Speedway Corp.
    Notes
    4.20% due 04/15/09..............       1,300,000        1,272,511
  Penn National Gaming, Inc.
    Senior Sub. Notes
    6.75% due 03/01/15..............         600,000          612,750
                                                         ------------
                                                            1,885,261
                                                         ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.2%
  Archstone-Smith Operating Trust
    Notes
    5.00% due 08/15/07..............         500,000          499,913
  Archstone-Smith Operating Trust
    Notes
    5.63% due 08/15/14..............       2,825,000        2,790,439
  Equity One, Inc.
    Bonds
    6.00% due 09/15/17*.............         910,000          895,921
  Host Hotels & Resorts LP
    Company Guar. Notes
    6.88% due 11/01/14..............         100,000           96,500
  Host Marriott LP
    Company Guar. Notes
    6.38% due 03/15/15..............         200,000          187,000
  Host Marriott LP
    Senior Notes
    7.13% due 11/01/13..............         550,000          534,875
  Prologis
    Senior Notes
    5.50% due 04/01/12..............         980,000          975,657

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
  Simon Property Group LP
    Notes
    4.88% due 08/15/10..............    $    500,000     $    491,527
  Simon Property Group LP
    Notes
    5.60% due 09/01/11..............       1,010,000        1,011,040
  Simon Property Group LP
    Notes
    6.35% due 08/28/12..............         400,000          412,836
  Ventas Realty LP/Ventas Capital
    Corp.
    Company Guar. Notes
    6.50% due 06/01/16..............         200,000          184,750
  Ventas Realty LP/Ventas Capital
    Corp.
    Senior Notes
    6.63% due 10/15/14..............         450,000          425,250
  Ventas Realty LP/Ventas Capital
    Corp.
    Company Guar. Notes
    6.75% due 04/01/17..............          75,000           70,125
  Ventas Realty LP/Ventas Capital
    Corp.
    Company Guar. Notes
    7.13% due 06/01/15..............         275,000          266,063
                                                         ------------
                                                            8,841,896
                                                         ------------
REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.1%
  Apache Finance Property, Ltd.
    Company Guar. Notes
    7.00% due 03/15/09..............         550,000          563,679
  Susa Partnership LP
    Notes
    8.20% due 06/01/17..............         250,000          289,939
                                                         ------------
                                                              853,618
                                                         ------------
RECYCLING -- 0.1%
  Aleris International, Inc.
    Senior Notes
    9.00% due 12/15/14*.............         250,000          233,750
  Aleris International, Inc.
    Senior Sub. Notes
    10.00% due 12/15/16*............         300,000          267,000
                                                         ------------
                                                              500,750
                                                         ------------
RENTAL AUTO/EQUIPMENT -- 0.2%
  Hertz Corp.
    Company Guar. Notes
    8.88% due 01/01/14..............         450,000          450,000
  Hertz Corp.
    Company Guar. Notes
    10.50% due 01/01/16.............         575,000          595,125
  Rental Services Corp.
    Bonds
    9.50% due 12/01/14*.............         275,000          268,125
                                                         ------------
                                                            1,313,250
                                                         ------------
RESORT/THEME PARK -- 0.0%
  HRP Myrtle Beach Operations LLC
    Sec. Notes
    10.07% due 04/01/12*(5).........         225,000          224,438
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
RETAIL-AUTOMOBILE -- 0.1%
  AutoNation, Inc.
    Company Guar. Notes
    7.00% due 04/15/14..............    $     75,000     $     70,125
  AutoNation, Inc.
    Company Guar. Notes
    7.36% due 04/15/13(5)...........         400,000          372,000
  Penske Auto Group, Inc.
    Company Guar. Notes
    7.75% due 12/15/16..............         375,000          360,000
                                                         ------------
                                                              802,125
                                                         ------------
RETAIL-CONVENIENCE STORE -- 0.1%
  Couche-Tard US
    Senior Sub. Notes
    7.50% due 12/15/13..............         700,000          689,500
                                                         ------------
RETAIL-DISCOUNT -- 0.8%
  Costco Wholesale Corp.
    Senior Notes
    5.30% due 03/15/12..............       1,300,000        1,294,639
  Target Corp.
    Notes
    5.88% due 03/01/12..............         600,000          603,354
  Target Corp.
    Notes
    5.88% due 07/15/16..............       3,770,000        3,739,938
                                                         ------------
                                                            5,637,931
                                                         ------------
RETAIL-DRUG STORE -- 0.4%
  CVS Caremark Corp.
    Senior Notes
    5.75% due 06/01/17..............       1,290,000        1,234,803
  CVS Corp.
    Pass Through Certs.
    5.30% due 01/11/27*.............         791,464          748,377
  CVS Corp.
    Senior Notes
    5.75% due 08/15/11..............         450,000          451,431
  General Nutrition Centers, Inc.
    Senior Notes
    9.85% due 03/15/14*.............         500,000          465,000
                                                         ------------
                                                            2,899,611
                                                         ------------
RETAIL-OFFICE SUPPLIES -- 0.0%
  U.S. Office Products Co.
    Company Guar. Notes
    9.75% due 06/15/08+(1)(6).......         300,000                0
                                                         ------------
RETAIL-PETROLEUM PRODUCTS -- 0.2%
  AmeriGas Partners LP/AmeriGas
    Eagle Finance Corp.
    Senior Notes
    7.13% due 05/20/16..............         725,000          671,060
  Inergy LP
    Senior Notes
    6.88% due 12/15/14..............         650,000          604,500
                                                         ------------
                                                            1,275,560
                                                         ------------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.1%
  J.C. Penney Corp., Inc.
    Senior Notes
    5.75% due 02/15/18..............         550,000          526,149
                                                         ------------

---------------------
    24

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
RETAIL-RESTAURANTS -- 0.1%
  Dave & Buster's, Inc.
    Company Guar. Notes
    11.25% due 03/15/14.............    $    300,000     $    291,000
  EPL Finance Corp.
    Company Guar. Notes
    11.75% due 11/15/13.............         175,000          176,750
                                                         ------------
                                                              467,750
                                                         ------------
RUBBER-TIRES -- 0.1%
  American Tire Distributors, Inc.
    Senior Notes
    10.75% due 04/01/13.............         325,000          315,250
  Cooper Standard Automotive, Inc.
    Company Guar. Notes
    8.38% due 12/15/14..............         225,000          195,750
  The Goodyear Tire & Rubber Co.
    Senior Notes
    9.00% due 07/01/15..............          13,000           13,325
                                                         ------------
                                                              524,325
                                                         ------------
SAVINGS & LOANS/THRIFTS -- 0.8%
  Astoria Financial Corp.
    Notes
    5.75% due 10/15/12..............       1,700,000        1,703,137
  Sovereign Bancorp, Inc.
    Senior Notes
    4.80% due 09/01/10..............       2,130,000        2,083,983
  Washington Mutual Bank
    Sub. Notes
    5.13% due 01/15/15..............       2,100,000        1,971,352
                                                         ------------
                                                            5,758,472
                                                         ------------
SCHOOLS -- 0.5%
  Boston University
    Notes
    7.63% due 07/15/97..............       2,000,000        2,264,372
  Education Management LLC
    Company Guar. Notes
    10.25% due 06/01/16.............         625,000          621,875
  Knowledge Learning Corp.
    Company Guar. Notes
    7.75% due 02/01/15*.............         700,000          644,000
                                                         ------------
                                                            3,530,247
                                                         ------------
SOAP & CLEANING PREPARATION -- 0.0%
  Church & Dwight Co., Inc.
    Company Guar. Notes
    6.00% due 12/15/12..............         325,000          302,250
                                                         ------------
SPECIAL PURPOSE ENTITIES -- 2.7%
  AAC Group Holding Corp.
    Senior Notes
    10.25% due 10/01/12(4)..........         500,000          430,000
  AAC Group Holding Corp.
    Senior Notes
    14.75% due 10/01/12(9)..........         110,694          112,908
  AMR HoldCo, Inc./EmCare HoldCo,
    Inc.
    Senior Sub. Notes
    10.00% due 02/15/15.............         350,000          367,500
  Army Hawaii Family Housing Trust
    Bonds
    5.52% due 06/15/50*.............         790,000          743,682

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
SPECIAL PURPOSE ENTITIES (CONTINUED)
  BAE Systems Holdings, Inc.
    Notes
    5.20% due 08/15/15*.............    $  4,020,000     $  3,869,250
  Camp Pendleton & Quantico Housing
    LLC
    Bonds
    5.57% due 10/01/50*.............       1,630,000        1,548,141
  Capital One Capital IV
    Company Guar. Notes
    6.75% due 02/17/37..............       2,980,000        2,587,710
  CDX North America High Yield
    Pass Through Certs.
    Series 8-T1
    7.63% due 06/29/12*.............       2,425,000        2,176,438
  CHR Intermediate Holding Corp.
    Senior Notes
    12.61% due 06/01/13*............         200,000          199,250
  Da-Lite Screen Co., Inc.
    Senior Notes
    9.50% due 05/15/11..............         250,000          258,125
  Global Cash Finance Corp.
    Senior Sub. Notes
    8.75% due 03/15/12..............         260,000          265,200
  Hawker Beechcraft Acquisition Co.
    LLC/Hawker Beechcraft Notes Co.
    Senior Notes
    8.88% due 04/01/15*.............         350,000          346,500
  Hawker Beechcraft Acquisition Co.
    LLC/Hawker Beechcraft Notes Co.
    Senior Sub. Notes
    9.75% due 04/01/17*.............         225,000          222,750
  Hexion US Finance Corp.
    Company Guar. Notes
    9.75% due 11/15/14..............         550,000          588,500
  K&F Acquisition, Inc.
    Company Guar. Notes
    7.75% due 11/15/14..............         225,000          241,875
  Local TV Finance LLC
    Senior Notes
    9.25% due 06/15/15*.............         275,000          261,250
  Nalco Finance Holdings, Inc.
    Senior Notes
    9.00% due 02/01/14(4)...........         183,000          159,210
  NBC Acquisition Corp.
    Senior Notes
    11.00% due 03/15/13(4)..........         450,000          409,500
  Rainbow National Services LLC
    Senior Sub. Debentures
    10.38% due 09/01/14*............         275,000          299,750
  Regency Energy Partners LP
    Senior Notes
    8.38% due 12/15/13*.............         350,000          360,500
  Sensus Metering Systems, Inc.
    Senior Sub. Notes
    8.63% due 12/15/13..............         250,000          247,500
  Southern Star Central Corp.
    Senior Notes
    6.75% due 03/01/16..............         275,000          257,125
  TRAINS
    Notes
    7.55% due 05/01/16*.............       1,620,000        1,555,653

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
SPECIAL PURPOSE ENTITIES (CONTINUED)
  Universal City Development
    Partners
    Senior Notes
    11.75% due 04/01/10.............    $    375,000     $    393,750
  Universal City Florida Holding Co.
    Senior Notes
    10.11% due 05/01/10(5)..........         100,000          100,500
  Vanguard Health Holdings II LLC
    Senior Sub. Notes
    9.00% due 10/01/14..............         325,000          302,250
  Visant Corp.
    Company Guar. Notes
    7.63% due 10/01/12..............         700,000          686,000
                                                         ------------
                                                           18,990,817
                                                         ------------
STEEL PIPE & TUBE -- 0.1%
  Meuller Water Products, Inc.
    Senior Sub. Notes
    7.38% due 06/01/17*.............         150,000          140,250
  Valmont Industries, Inc.
    Company Guar. Notes
    6.88% due 05/01/14..............         300,000          293,250
                                                         ------------
                                                              433,500
                                                         ------------
TELECOM SERVICES -- 1.1%
  Digicel Group Ltd.
    Senior Notes
    9.13% due 01/15/15*.............         285,410          262,577
  Embarq Corp.
    Notes
    6.74% due 06/01/13..............         645,000          656,016
  Qwest Corp.
    Notes
    8.88% due 03/15/12..............       1,350,000        1,419,188
  Verizon Global Funding Corp.
    Notes
    4.90% due 09/15/15..............       3,000,000        2,813,403
  Verizon Global Funding Corp.
    Notes
    7.25% due 12/01/10..............       2,000,000        2,100,196
  West Corp.
    Company Guar. Notes
    9.50% due 10/15/14..............         250,000          243,750
  West Corp.
    Company Guar. Notes
    11.00% due 10/15/16.............         575,000          572,125
                                                         ------------
                                                            8,067,255
                                                         ------------
TELEPHONE-INTEGRATED -- 1.5%
  BellSouth Corp.
    Bonds
    5.20% due 09/15/14..............       2,000,000        1,905,612
  Citizens Communications Co.
    Senior Notes
    9.00% due 08/15/31..............       1,225,000        1,139,250
  SBC Communications, Inc.
    Notes
    5.10% due 09/15/14..............       2,000,000        1,894,176
  Sprint Capital Corp.
    Company Guar. Notes
    6.13% due 11/15/08..............       2,000,000        2,012,302

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
TELEPHONE-INTEGRATED (CONTINUED)
  Sprint Capital Corp.
    Company Guar. Bonds
    6.38% due 05/01/09..............    $    350,000     $    354,103
  Sprint Capital Corp.
    Company Guar. Bonds
    8.38% due 03/15/12..............       1,000,000        1,095,190
  Sprint Capital Corp.
    Company Guar. Bonds
    8.75% due 03/15/32..............       1,300,000        1,428,579
  Valor Telecommunications
    Enterprises LLC
    Company Guar. Notes
    7.75% due 02/15/15..............         275,000          280,608
  Windstream Corp.
    Company Guar. Notes
    8.63% due 08/01/16..............         375,000          379,688
                                                         ------------
                                                           10,489,508
                                                         ------------
TELEVISION -- 0.2%
  Sinclair Broadcast Group, Inc.
    Company Guar. Notes
    8.00% due 03/15/12..............           8,000            8,000
  Univision Communications, Inc.
    Company Guar. Notes
    3.50% due 10/15/07..............       1,200,000        1,186,500
  Univision Communications, Inc.
    Senior Notes
    9.75% due 03/15/15*.............         125,000          113,750
                                                         ------------
                                                            1,308,250
                                                         ------------
TEXTILE-PRODUCTS -- 0.1%
  Invista
    Notes
    9.25% due 05/01/12*.............         350,000          360,500
                                                         ------------
THEATERS -- 0.1%
  AMC Entertainment, Inc.
    Senior Sub. Notes
    8.00% due 03/01/14..............         250,000          228,125
  Cinemark, Inc.
    Senior Notes
    9.75% due 03/15/14(4)...........         650,000          585,000
                                                         ------------
                                                              813,125
                                                         ------------
TOBACCO -- 0.2%
  Altria Group, Inc.
    Notes
    5.63% due 11/04/08..............         675,000          675,674
  Reynolds American, Inc.
    Company Guar. Notes
    7.75% due 06/01/18..............         650,000          667,910
                                                         ------------
                                                            1,343,584
                                                         ------------
TRANSACTIONAL SOFTWARE -- 0.1%
  Open Solutions, Inc.
    Senior Sub. Notes
    9.75% due 02/01/15*.............         525,000          506,625
                                                         ------------
TRANSPORT-MARINE -- 0.0%
  Holt Group, Inc.
    Company Guar. Notes
    9.75% due
    01/15/06+(1)(6)(11)(14)                  100,000                0
                                                         ------------

---------------------
    26

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
TRANSPORT-RAIL -- 0.8%
  Burlington North Santa Fe Corp.
    Notes
    4.88% due 01/15/15..............    $  1,850,000     $  1,738,835
  Burlington Northern and Santa Fe
    Railway Co.
    Pass Through Certs.
    Series 1992-2
    7.57% due 01/02/21..............         404,651          450,605
  Norfolk Southern Corp.
    Senior Notes
    6.75% due 02/15/11..............       1,295,000        1,348,182
  Union Pacific Corp.
    Senior Notes
    4.88% due 01/15/15..............       2,070,000        1,930,225
                                                         ------------
                                                            5,467,847
                                                         ------------
TRANSPORT-SERVICES -- 0.1%
  FedEx Corp.
    Company Guar. Notes
    5.50% due 08/15/09..............         820,000          820,617
                                                         ------------
VITAMINS & NUTRITION PRODUCTS -- 0.0%
  Leiner Health Products, Inc.
    Senior Sub. Notes
    11.00% due 06/01/12.............         150,000          125,250
                                                         ------------
WIRE & CABLE PRODUCTS -- 0.1%
  General Cable Corp.
    Company Guar. Notes
    7.13% due 04/01/17..............         150,000          145,500
  General Cable Corp.
    Company Guar. Notes
    7.73% due 04/01/15..............         450,000          438,750
  Superior Essex, Inc.
    Senior Notes
    9.00% due 04/15/12..............         200,000          198,000
                                                         ------------
                                                              782,250
                                                         ------------
TOTAL CORPORATE BONDS & NOTES
  (cost $486,653,151)...............                      475,209,370
                                                         ------------
FOREIGN CORPORATE BONDS & NOTES -- 13.3%
AGRICULTURAL CHEMICALS -- 0.1%
  Fertinitro Finance, Inc.
    Company Guar. Notes
    8.29% due 04/01/20*(6)(10)......       1,005,000          854,250
                                                         ------------
BANKS-COMMERCIAL -- 0.4%
  Barclays Bank PLC
    Sub. Notes
    5.93% due 12/15/16*(5)(12)......       2,850,000        2,827,171
                                                         ------------
BANKS-SPECIAL PURPOSE -- 0.2%
  Corporacion Andina de Fomento
    Notes
    7.38% due 01/18/11..............       1,185,000        1,259,350
                                                         ------------
BREWERY -- 0.3%
  SABMiller PLC
    Notes
    6.50% due 07/01/16*.............       2,145,000        2,197,241
                                                         ------------
BROADCAST SERVICES/PROGRAM -- 0.7%
  Grupo Televisa SA
    Senior Notes
    6.63% due 03/18/25..............       4,615,000        4,705,694
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
CABLE TV -- 0.1%
  Kabel Deutschland GmbH
    Company Guar. Bonds
    10.63% due 07/01/14.............    $    550,000     $    569,250
                                                         ------------
CELLULAR TELECOM -- 0.6%
  America Movil SA de CV
    Notes
    5.75% due 01/15/15..............       1,900,000        1,821,786
  Rogers Wireless, Inc.
    Sec. Notes
    6.13% due 03/01/14..............         550,000          554,392
  Rogers Wireless, Inc.
    Senior Sub. Notes
    8.00% due 12/15/12..............         325,000          342,967
  Vodafone Group PLC
    Notes
    5.63% due 02/27/17..............       1,790,000        1,707,286
                                                         ------------
                                                            4,426,431
                                                         ------------
COMPUTERS-MEMORY DEVICES -- 0.1%
  Seagate Technology HDD Holdings
    Company Guar. Notes
    6.80% due 10/01/16..............         500,000          465,000
  SMART Modular Technologies, Inc.
    Sec. Notes
    10.85% due 04/01/12(5)..........         146,000          153,665
                                                         ------------
                                                              618,665
                                                         ------------
CRUISE LINES -- 0.3%
  Carnival Corp.
    Company Guar. Notes
    3.75% due 11/15/07..............       1,800,000        1,790,838
  Royal Caribbean Cruises, Ltd.
    Senior Notes
    7.25% due 06/15/16..............         350,000          332,149
                                                         ------------
                                                            2,122,987
                                                         ------------
DIVERSIFIED MINERALS -- 0.3%
  BHP Billiton Finance USA, Ltd.
    Company Guar. Notes
    5.00% due 12/15/10..............       2,410,000        2,383,803
                                                         ------------
DIVERSIFIED OPERATIONS -- 0.2%
  Hutchison Whampoa International,
    Ltd.
    Company Guar. Notes
    6.50% due 02/13/13*.............         890,000          914,351
  Stena AB
    Senior Notes
    7.00% due 12/01/16..............         250,000          246,250
                                                         ------------
                                                            1,160,601
                                                         ------------
ELECTRIC-DISTRIBUTION -- 0.6%
  Hydro-Quebec Co.
    Company Guar. Notes
    6.30% due 05/11/11..............       4,200,000        4,360,070
                                                         ------------
ELECTRIC-GENERATION -- 0.1%
  Intergen NV
    Sec. Notes
    9.00% due 06/30/17*.............         675,000          664,875
                                                         ------------
ELECTRIC-INTEGRATED -- 0.1%
  Enersis SA
    Notes
    7.40% due 12/01/16..............         600,000          628,958
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
FINANCE-OTHER SERVICES -- 0.1%
  Lukoil International Finance BV
    Company Guar. Notes
    6.36% due 06/07/17*.............    $  1,000,000     $    941,600
                                                         ------------
INSURANCE-MULTI-LINE -- 0.4%
  AXA SA
    Sub. Notes
    8.60% due 12/15/30..............       2,500,000        2,964,400
                                                         ------------
INVESTMENT COMPANIES -- 0.2%
  Xstrata Finance Canada, Ltd.
    Company Guar. Bonds
    5.50% due 11/16/11*.............       1,400,000        1,391,872
                                                         ------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.8%
  Amvescap PLC
    Notes
    4.50% due 12/15/09..............       3,510,000        3,444,454
  Amvescap PLC
    Company Guar. Notes
    5.63% due 04/17/12..............       2,000,000        1,979,784
                                                         ------------
                                                            5,424,238
                                                         ------------
METAL-ALUMINUM -- 0.0%
  Novelis, Inc.
    Company Guar. Notes
    7.25% due 02/15/15..............         295,000          295,738
                                                         ------------
METAL-DIVERSIFIED -- 0.3%
  Noranda, Inc.
    Notes
    6.00% due 10/15/15..............       1,750,000        1,752,730
                                                         ------------
MULTIMEDIA -- 0.1%
  CanWest Media, Inc.
    Company Guar. Notes
    8.00% due 09/15/12..............          20,000           19,200
  Quebecor Media, Inc.
    Senior Notes
    7.75% due 03/15/16..............         400,000          376,000
                                                         ------------
                                                              395,200
                                                         ------------
NON-FERROUS METALS -- 0.2%
  Codelco, Inc.
    Bonds
    5.63% due 09/21/35*.............       1,600,000        1,437,888
                                                         ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.4%
  Canadian Natural Resources, Ltd.
    Notes
    4.90% due 12/01/14..............       2,270,000        2,135,820
  Canadian Natural Resources, Ltd.
    Bonds
    5.85% due 02/01/35..............       2,110,000        1,923,822
  EOG Co. of Canada
    Company Guar. Notes
    7.00% due 12/01/11*.............       1,100,000        1,161,333
  Husky Oil, Ltd.
    Senior Debentures
    7.55% due 11/15/16..............       3,000,000        3,310,290
  Husky Oil, Ltd.
    Bonds
    8.90% due 08/15/28(5)...........         700,000          721,585

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
  Ras Laffan Liquefied Natural Gas
    Co., Ltd.
    Sec. Notes
    3.44% due 09/15/09*.............    $    960,000     $    940,061
                                                         ------------
                                                           10,192,911
                                                         ------------
OIL COMPANIES-INTEGRATED -- 1.8%
  Conoco Funding Co.
    Company Guar. Notes
    7.25% due 10/15/31..............       2,000,000        2,244,862
  ConocoPhillips Australia Funding
    Co.
    Company Guar. Notes
    5.50% due 04/15/13..............       2,460,000        2,460,822
  PC Financial Partnership
    Notes
    5.00% due 11/15/14..............       3,000,000        2,851,617
  Petro-Canada
    Bonds
    5.35% due 07/15/33..............       1,400,000        1,203,093
  Qatar Petroleum
    Notes
    5.58% due 05/30/11*.............       1,777,800        1,787,309
  Statoil ASA
    Notes
    5.13% due 04/30/14*.............       2,310,000        2,252,167
                                                         ------------
                                                           12,799,870
                                                         ------------
PIPELINES -- 0.3%
  Enbridge, Inc.
    Senior Notes
    5.60% due 04/01/17..............       1,870,000        1,799,161
                                                         ------------
PRECIOUS METALS -- 0.6%
  Barrick Gold Finance Co.
    Notes
    4.88% due 11/15/14..............       4,500,000        4,233,753
                                                         ------------
SATELLITE TELECOM -- 0.3%
  Intelsat Bermuda, Ltd.
    Company Guar. Notes
    8.87% due 01/15/15(5)...........         650,000          653,250
  Intelsat Bermuda, Ltd.
    Senior Notes
    11.25% due 06/15/16.............         925,000          966,625
  Intelsat Intermediate Holding Co.,
    Ltd.
    Senior Notes
    9.25% due 02/01/15(4)...........         550,000          431,750
  Intelsat Subsidiary Holding Co.,
    Ltd.
    Company Guar. Notes
    8.63% due 01/15/15..............         250,000          250,625
                                                         ------------
                                                            2,302,250
                                                         ------------
SEISMIC DATA COLLECTION -- 0.0%
  Compagnie Generale De Geophysique
    SA
    Company Guar. Notes
    7.50% due 05/15/15..............         275,000          268,125
  Compagnie Generale de
    Geophysique-Veritas
    Company Guar. Notes
    7.75% due 05/15/17..............         125,000          121,875
                                                         ------------
                                                              390,000
                                                         ------------

---------------------
    28

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
---------------------------------------------------------------------
FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
SEMICONDUCTOR EQUIPMENT -- 0.0%
  MagnaChip Semiconductor SA
    Senior Sub. Notes
    8.00% due 12/15/14..............    $    200,000     $    121,000
                                                         ------------
SPECIAL PURPOSE ENTITIES -- 0.1%
  Digicel, Ltd.
    Senior Notes
    9.25% due 09/01/12*.............         225,000          227,250
  Petroplus Finance, Ltd.
    Company Guar. Notes
    6.75% due 05/01/14*.............         100,000           91,250
  Petroplus Finance, Ltd.
    Company Guar. Notes
    7.00% due 05/01/17*.............         350,000          319,375
                                                         ------------
                                                              637,875
                                                         ------------
SPECIFIED PURPOSE ACQUISITIONS -- 0.1%
  Basell AF SCA
    Company Guar. Bonds
    8.38% due 08/15/15*.............         350,000          311,500
  MDP Acquisitions PLC
    Senior Notes
    9.63% due 10/01/12..............          33,000           34,485
                                                         ------------
                                                              345,985
                                                         ------------
TELECOM SERVICES -- 0.0%
  Digicel Group, Ltd.
    Senior Notes
    8.88% due 01/15/15*.............         100,000           92,000
  Vodafone Group PLC
    Notes
    5.35% due 02/27/12..............         480,000          470,444
                                                         ------------
                                                              562,444
                                                         ------------
TELEPHONE-INTEGRATED -- 2.0%
  KT Corp.
    Notes
    5.88% due 06/24/14*.............       3,050,000        3,057,340
  Telecom Italia Capital
    Company Guar. Bonds
    4.88% due 10/01/10..............       3,210,000        3,139,020
  Telefonica Emisiones SAU
    Company Guar. Notes
    5.86% due 02/04/13..............       2,640,000        2,631,790
  Telefonica Emisones SAU
    Company Guar. Notes
    7.05% due 06/20/36..............       1,065,000        1,084,648
  Telefonos de Mexico SA
    Notes
    4.50% due 11/19/08..............       4,150,000        4,088,227
                                                         ------------
                                                           14,001,025
                                                         ------------
TELEVISION -- 0.2%
  British Sky Broadcasting PLC
    Company Guar. Notes
    8.20% due 07/15/09..............       1,500,000        1,575,467
  Videotron Ltee
    Company Guar. Notes
    6.38% due 12/15/15..............          75,000           66,750
                                                         ------------
                                                            1,642,217
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
        SECURITY DESCRIPTION               AMOUNT          (NOTE 3)
TRANSPORT-RAIL -- 0.3%
  Canadian Pacific Railway Co.
    Bonds
    7.13% due 10/15/31..............    $  2,200,000     $  2,250,723
                                                         ------------
TOTAL FOREIGN CORPORATE BONDS &
  NOTES
  (cost $96,483,124)................                       94,662,226
                                                         ------------
FOREIGN GOVERNMENT AGENCIES -- 1.4%
SOVEREIGN -- 1.4%
  United Mexican States
    Notes
    6.63% due 03/03/15..............       4,150,000        4,347,125
  United Mexican States
    Notes
    6.75% due 09/27/34..............       1,806,000        1,896,300
  United Mexican States
    Notes
    9.88% due 02/01/10..............       3,250,000        3,568,500
                                                         ------------
                                                            9,811,925
                                                         ------------
TOTAL FOREIGN GOVERNMENT AGENCIES
  (cost $9,960,106).................                        9,811,925
                                                         ------------
MUNICIPAL BONDS & NOTES -- 0.0%
U.S. MUNICIPAL BONDS & NOTES -- 0.0%
  McKeesport, Pennsylvania
    General Obligation
    Series B
    7.30% due 03/01/20
    (cost $249,562).................         250,000          252,933
                                                         ------------
U.S. GOVERNMENT AGENCIES -- 2.1%
FEDERAL NATIONAL MTG. ASSOC. -- 2.0%
    6.00% due August 08 TBA.........       7,000,000        6,934,375
    6.50% due 03/01/29..............         139,305          142,289
    6.50% due 06/01/29..............          56,804           58,021
    6.50% due 08/01/29..............          97,678           99,760
    6.50% due 11/01/31..............          23,016           23,473
    6.50% due 05/01/32..............          47,988           48,848
    6.50% due August 08 TBA.........       7,000,000        7,070,000
                                                         ------------
                                                           14,376,766
                                                         ------------
RESOLUTION FUNDING CORP -- 0.1%
  Resolution Funding Corp.
    zero coupon
    due 01/15/21 STRIP(13)..........         640,000          319,721
                                                         ------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $14,558,840)................                       14,696,487
                                                         ------------
U.S. GOVERNMENT TREASURIES -- 9.1%
UNITED STATES TREASURY NOTES -- 9.1%
    3.88% due 02/15/13..............      24,500,000       23,627,187
    4.50% due 05/15/17..............       3,000,000        2,936,016
    4.88% due 08/15/16..............      37,500,000       37,728,525
                                                         ------------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $64,380,896)................                       64,291,728
                                                         ------------
COMMON STOCK -- 0.0%
BANKS-COOPERATIVE -- 0.0%
  General Chemical Industrial
    Product, Inc.+(1)(6)............              72          124,528
                                                         ------------
CONTAINERS-METAL/GLASS -- 0.0%
  Russell-Stanley Holdings,
    Inc.+*(1)(6)(10)................           1,500                0
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION               SHARES          (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TELECOM SERVICES -- 0.0%
  Virgin Media, Inc. ...............           3,102     $     77,054
                                                         ------------
TOTAL COMMON STOCK
  (cost $354,322)...................                          201,582
                                                         ------------
MEMBERSHIP INTEREST CERTIFICATES -- 0.0%
HOME FURNISHINGS -- 0.0%
  CVC Claims Litigation
    Trust+(1)(6)(10)................               5                0
                                                         ------------
RETAIL-BEDDING -- 0.0%
  Sleepmaster, LLC+(1)(6)(10).......             264                3
                                                         ------------
TOTAL MEMBERSHIP INTEREST
  CERTIFICATES
  (cost $85,648)....................                                3
                                                         ------------
PREFERRED STOCK -- 0.4%
FINANCE-INVESTMENT BANKER/BROKER -- 0.2%
  Lehman Brothers Holdings, Inc.,
    Class D 5.67%...................          30,000        1,458,000
                                                         ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
  ProLogis Trust,
    Series C 8.54%..................          20,000        1,120,000
                                                         ------------
TOTAL PREFERRED STOCK
  (cost $2,274,140).................                        2,578,000
                                                         ------------
WARRANTS -- 0.0%+
CHEMICALS-SPECIALTY -- 0.0%
  General Chemical Industries Series
    A
    Expires 04/30/11 (strike price
    $195.43)(1)(6)..................              42           64,433
  General Chemical Industries Series
    B
    Expires 03/31/11 (strike price
    $376.02)(1)(6)..................              31           41,960
                                                         ------------
                                                              106,393
                                                         ------------
METAL PROCESSORS & FABRICATION -- 0.0%
  ACP Holding Co.
    Expires 09/30/13 (strike price
    $.01)*..........................          40,587           44,646
                                                         ------------
RADIO -- 0.0%
  XM Satellite Radio Holdings, Inc.,
    Class A
    Expires 03/15/10 (strike price
    $45.24).........................             125               94
                                                         ------------
TOTAL WARRANTS
  (cost $25,250)....................                          151,133
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $675,097,535)...............                      661,926,563
                                                         ------------
                                         PRINCIPAL          VALUE
SECURITY DESCRIPTION                       AMOUNT          (NOTE 3)
---------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 7.5%
TIME DEPOSIT -- 7.5%
  Euro Time Deposit with State
    Street Bank & Trust Co.
    4.05% due 08/01/07
    (cost $53,429,000)..............      53,429,000     $ 53,429,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $728,526,535)(15)...........           100.8%     715,355,563
Liabilities in excess of other
  assets............................            (0.8)      (5,495,883)
                                        ------------     ------------
NET ASSETS..........................           100.0%    $709,859,680
                                        ============     ============

------------
 * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2007, the aggregate value of these securities was $78,274,507 representing 11.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
 +    Non-income producing security
 (1)  Fair valued security; see Note 3
 (2)  Collateralized Mortgage Obligation
 (3) Variable Rate Security -- the rate reflected is as of July 31, 2007, maturity date reflects the stated maturity date.
 (4) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
 (5) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2007.
 (6)  Illiquid security
 (7)  Bond in default
 (8)  Company has filed Chapter 11 bankruptcy protection.
 (9) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or stock.

---------------------
    30

SUNAMERICA SERIES TRUST CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------

(10) To the extent permitted by the Statement of Additional Information, the Corporate Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2007, the Corporate Bond Portfolio held the following restricted securities:

                                                                                                            MARKET
                                                       ACQUISITION   PRINCIPAL/   ACQUISITION    MARKET    VALUE PER    % OF NET
      NAME                                                DATE         SHARES        COST        VALUE       SHARE       ASSETS
      ----                                             -----------   ----------   -----------   --------   ---------   ----------
      CVC Claims Litigation Trust
       Membership Interest
       Certificates..................................   5/19/2006            5     $  9,558     $     0      $   0        0.00%
      Fertinitro Finance, Inc.
       8.29% due 04/01/20............................   5/14/1999      555,000      427,874           0          0        0.00
                                                        5/27/1999      450,000      346,071           0          0        0.00
                                                                     ---------     --------
                                                                     1,005,000      773,945     854,250         85        0.12
      Jitney-Jungle Stores of
       America, Inc.
       10.38% due 09/15/07...........................   9/15/1997       50,000       51,970           0          0        0.00
      Jitney-Jungle Stores of
       America, Inc.
       10.38% due 09/15/07...........................   2/27/1998       25,000       26,905           0          0        0.00
      Jitney-Jungle Stores of
       America, Inc.
       10.38% due 09/15/07...........................   4/28/1998       50,000       52,913           0          0        0.00
      Russell Stanley Holdings, Inc.
       9.00% due 11/30/08............................    2/5/1999       13,694       78,233         635       4.64        0.00
      Russell Stanley Holdings, Inc.
       Common Stock..................................    2/5/1999        1,500           --           0          0        0.00
      SleepMaster, LLC
       Membership Interest
       Certificates..................................   2/25/2003          264       58,497           3       0.01        0.00
                                                                                                --------                  ----
                                                                                                $854,888                  0.12%
                                                                                                ========                  ====

(11)  Bond in default and did not pay principal at maturity
(12)  Perpetual maturity -- maturity date reflects the next call date.
(13)  Principal Only
(14)  Company has filed Chapter 7 bankruptcy protection.
(15)  See Note 5 for cost of investments on a tax basis.
ADR  -- American Depository Receipt
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
See Notes to Financials Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Foreign Government Agencies...............................   58.8%
Federal Home Loan Mtg. Corp. .............................    7.5
United States Treasury Bonds..............................    6.5
Banks-Money Center........................................    5.6
Federal Home Loan Bank....................................    4.8
Time Deposits.............................................    4.4
Asset Backed Securities...................................    2.7
Banks-Special Purpose.....................................    1.9
Banks-Commercial..........................................    1.7
Diversified Financial Services............................    0.9
Federal National Mtg. Assoc. .............................    0.5
Banks-Cooperative.........................................    0.4
Cable TV..................................................    0.4
United States Treasury Notes..............................    0.4
Commercial Services.......................................    0.3
Tobacco...................................................    0.3
Finance-Investment Banker/Broker..........................    0.2
Insurance-Multi-line......................................    0.2
Transport-Rail............................................    0.2
Insurance-Property/Casualty...............................    0.1
Special Purpose Entities..................................    0.1
Telephone-Integrated......................................    0.1
                                                            -----
                                                             98.0%
                                                            =====
COUNTRY ALLOCATION*
United States.............................................   28.9%
Germany...................................................   14.5
Japan.....................................................   13.5
Italy.....................................................   11.8
France....................................................    8.4
United Kingdom............................................    6.5
Spain.....................................................    4.5
Austria...................................................    3.9
Canada....................................................    2.2
Belgium...................................................    1.9
Denmark...................................................    0.6
Sweden....................................................    0.6
Netherlands...............................................    0.4
Australia.................................................    0.3
                                                            -----
                                                             98.0%
                                                            =====
CREDIT QUALITY+#
Government -- Agency......................................   14.6%
Government -- Treasury....................................    7.4
AAA.......................................................   45.9
AA........................................................   17.1
A.........................................................   12.7
BBB.......................................................    2.3
                                                            -----
                                                            100.0%
                                                            =====

------------
*   Calculated as a percentage of net assets.
+   Source: Standard and Poor's.
# Calculated as a percentage of total debt issues, excluding short-term securities.

---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT**        (NOTE 3)
--------------------------------------------------------------------
ASSET BACKED SECURITIES -- 3.6%
UNITED KINGDOM -- 1.3%
  Garanite Master Issuer PLC
    Series 2007-1 5A1
    6.00% due 12/20/54(1)(2).....  GBP        660,000   $  1,339,734
  Holmes Master Issuer PLC
    Series 2006-1X, Class 3A3
    6.11% due 07/15/40(1)(2).....  GBP        400,000        812,328
                                                        ------------
                                                           2,152,062
                                                        ------------
UNITED STATES -- 2.3%
  American Home Mtg. Investment
    Trust
    Series 2004-3, Class 1A
    5.69% due 10/25/34*(1)(2)....              30,731         30,775
  Countrywide Alternative Loan
    Trust
    Series 2006-OA1, Class 2A1
    5.53% due 02/25/36(1)(2).....           1,517,128      1,513,779
  Countrywide Alternative Loan
    Trust
    Series 2005-82, Class A1
    5.59% due 02/25/36(1)(2).....           1,586,572      1,584,331
  Countrywide Home Equity Loan
    Trust
    Series 2004-Q, Class 2A
    5.62% due 12/15/33(2)........             240,696        240,042
  First Horizon ABS Trust
    Series 2004-HE3, Class A
    5.61% due 10/25/34(2)........             269,626        269,464
  Sequoia Mtg. Trust
    Series 2004-10, Class A3A
    5.87% due 11/20/34(2)........             266,641        267,230
                                                        ------------
                                                           3,905,621
                                                        ------------
TOTAL ASSET BACKED SECURITIES
  (cost $5,970,960)..............                          6,057,683
                                                        ------------
CORPORATE BONDS & NOTES -- 1.8%
UNITED STATES -- 1.8%
  Arch Capital Group, Ltd.
    Debentures
    7.35% due 05/01/34...........             190,000        200,439
  Citicorp
    Sub. Notes
    Series E
    5.50% due 06/30/10...........  EUR        570,000        405,117
  CNA Financial Corp.
    Senior Notes
    6.60% due 12/15/08...........             330,000        333,946
  Comcast Cable Communications
    Holdings, Inc.
    Company Guar. Notes
    9.46% due 11/15/22...........             110,000        138,249
  Cox Communications, Inc.
    Notes
    4.63% due 01/15/10...........             560,000        547,011
  Inter-American Development Bank
    Notes
    7.00% due 06/15/25...........             850,000        982,049
  PHH Corp.
    Senior Notes
    6.00% due 03/01/08...........             513,000        514,374
                                                        ------------
TOTAL CORPORATE BONDS & NOTES
  (cost $3,056,530)..............                          3,121,185
                                                        ------------

--------------------------------------------------------------------
                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT**        (NOTE 3)
FOREIGN CORPORATE BONDS & NOTES -- 9.1%
AUSTRIA -- 0.3%
  OeBB -- Infrastruktur Bau AG
    Company Guar. Notes
    4.75% due 10/28/13...........             290,000   $    281,025
  SCHIG
    Series EMTN
    4.63% due 11/21/13...........             260,000        251,290
                                                        ------------
                                                             532,315
                                                        ------------
ITALY -- 2.3%
  Banca Pop Bergamo Capital Trust
    Bank Guar. Notes
    8.36% due 12/15/11(2)(3).....  EUR        450,000        677,025
  Italy Buoni Poliennali Del
    Tesoro Bonds
    4.00% due 04/15/12...........  EUR      2,380,000      3,191,952
                                                        ------------
                                                           3,868,977
                                                        ------------
JAPAN -- 5.1%
  Development Bank of Japan
    Govt. Guar. Bonds
    1.75% due 03/17/17...........  JPY    970,000,000      8,084,633
  Resona Bank, Ltd
    Sub. Notes, Series EMTN
    3.75% due 04/15/15(4)........  EUR        420,000        558,074
                                                        ------------
                                                           8,642,707
                                                        ------------
NETHERLANDS -- 0.4%
  Deutsche Telekom International
    Finance BV
    Company Guar. Bonds
    8.25% due 06/15/30...........              90,000        107,681
  Imperial Tobacco Overseas BV
    Company Guar. Notes
    7.13% due 04/01/09...........             570,000        583,131
                                                        ------------
                                                             690,812
                                                        ------------
SPAIN -- 0.4%
  Instituto Credito Oficial
    Company Guar. Notes
    4.63% due 10/26/10...........             700,000        691,710
                                                        ------------
UNITED KINGDOM -- 0.6%
  National Westminster Bank PLC
    Sub. Notes
    7.75% due 10/16/07(2)(3).....             330,000        331,018
  Royal Bank of Scotland PLC
    Sub. Notes
    5.25% due 07/22/08...........  EUR        900,000        633,722
                                                        ------------
                                                             964,740
                                                        ------------
TOTAL FOREIGN CORPORATE BONDS &
  NOTES
  (cost $15,203,995).............                         15,391,261
                                                        ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

--------------------------------------------------------------------------------

                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT**        (NOTE 3)
--------------------------------------------------------------------
FOREIGN GOVERNMENT AGENCIES -- 50.8%
AUSTRALIA -- 0.2%
  Government of Australia
    Series 217
    6.00% due 02/15/17...........  AUD        450,000   $    382,536
                                                        ------------
BELGIUM -- 1.9%
  Kingdom of Belgium
    Senior Bonds
    3.75% due 03/28/09...........  EUR      1,700,000      2,302,820
  Kingdom of Belgium
    Bonds
    5.50% due 03/28/28...........  EUR        600,000        919,807
                                                        ------------
                                                           3,222,627
                                                        ------------
CANADA -- 2.2%
  Government of Canada
    Bonds
    4.50% due 06/01/15...........  CAD        900,000        840,405
  Government of Canada
    Notes
    5.13% due 11/14/16...........  CAD        550,000        537,302
  Government of Canada
    Bonds
    5.75% due 06/01/29...........  CAD      1,000,000      1,096,129
  Government of Canada
    Bonds
    8.38% due 06/01/08...........  CAD      1,300,000      1,231,137
                                                        ------------
                                                           3,704,973
                                                        ------------
DENMARK -- 0.6%
  Kingdom of Denmark
    Bonds
    6.00% due 11/15/11...........  DKK      5,000,000        976,467
                                                        ------------
FRANCE -- 8.4%
  Government of France
    Notes
    3.50% due 01/12/09...........  EUR      1,600,000      2,162,224
  Government of France
    Bonds
    3.75% due 04/25/21...........  EUR        500,000        631,819
  Government of France
    Bonds
    4.00% due 10/25/38...........  EUR      1,210,000      1,504,384
  Government of France
    Bonds
    5.25% due 04/25/08...........  EUR        950,000      1,307,398
  Government of France
    Bonds
    5.50% due 10/25/07...........  EUR      3,950,000      5,418,568
  Government of France
    Bonds
    5.75% due 10/25/32...........  EUR      2,050,000      3,301,393
                                                        ------------
                                                          14,325,786
                                                        ------------
GERMANY -- 14.5%
  Bundesrepublik Deutschland
    Bonds
    1.50% due 04/15/16...........  EUR      2,930,000      3,767,838
  Bundesrepublik Deutschland
    Bonds
    4.00% due 07/04/16...........  EUR      2,360,000      3,152,149
  Federal Republic of Germany
    Bonds Series 05
    4.00% due 01/04/37...........  EUR         50,000         63,082

--------------------------------------------------------------------
                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT**        (NOTE 3)
GERMANY (CONTINUED)
  Federal Republic of Germany
    Bonds Series 03
    4.25% due 01/04/14...........  EUR      5,860,000   $  7,973,745
  Federal Republic of Germany
    Bonds
    6.25% due 01/04/24...........  EUR        300,000        492,427
  Federal Republic of Germany
    Bonds Series 97
    6.50% due 07/04/27...........  EUR      1,850,000      3,180,248
  Kreditanstalt fuer Wiederaufbau
    Govt. Guar. Bonds
    1.35% due 01/20/14...........  JPY    350,000,000      2,926,392
  Kreditanstalt fuer Wiederaufbau
    Govt. Guar. Bonds
    2.60% due 06/20/37...........  JPY    135,000,000      1,151,998
  Kreditanstalt fuer Wiederaufbau
    Govt. Guar. Bonds
    5.38% due 01/29/14...........  GBP        300,000        589,889
  Kreditanstalt fuer Wiederaufbau
    Govt. Guar. Bonds
    5.50% due 01/25/10...........  GBP        290,000        582,440
  Landwirtschaftliche Rentenbank
    Foreign Government Guar.
    Notes
    4.88% due 05/04/10...........  GBP        340,000        670,255
                                                        ------------
                                                          24,550,463
                                                        ------------
ITALY -- 9.5%
  Republic of Italy
    Bonds
    0.65% due 03/20/09...........  JPY    820,000,000      6,888,595
  Republic of Italy
    Bonds
    1.80% due 02/23/10...........  JPY    270,000,000      2,315,546
  Republic of Italy
    Bonds
    3.00% due 01/15/10...........  EUR      2,000,000      2,648,054
  Republic of Italy
    Senior Notes
    5.25% due 08/01/17...........  EUR        750,000      1,079,060
  Republic of Italy
    Bonds
    5.50% due 11/01/10...........  EUR        800,000      1,129,107
  Republic of Italy
    Bonds
    6.00% due 05/01/31...........  EUR      1,300,000      2,064,753
                                                        ------------
                                                          16,125,115
                                                        ------------
JAPAN -- 8.4%
  Government of Japan
    Bonds
    1.30% due 06/20/11...........  JPY    975,000,000      8,253,958
  Government of Japan
    Bonds
    1.70% due 12/20/16...........  JPY    165,000,000      1,388,645
  Government of Japan
    Bonds
    1.90% due 03/24/20...........  JPY    450,000,000      3,682,836

---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

--------------------------------------------------------------------------------

                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT**        (NOTE 3)
--------------------------------------------------------------------
FOREIGN GOVERNMENT AGENCIES (CONTINUED)
JAPAN (CONTINUED)
  Government of Japan
    Bonds
    2.00% due 12/20/25...........  JPY     70,000,000   $    575,158
  Government of Japan
    Bonds
    2.10% due 12/20/26...........  JPY     35,000,000        290,466
                                                        ------------
                                                          14,191,063
                                                        ------------
SPAIN -- 4.5%
  Kingdom of Spain
    Bonds
    4.20% due 07/30/13...........  EUR        800,000      1,083,017
  Kingdom of Spain
    Bonds
    4.40% due 01/31/15...........  EUR      4,800,000      6,553,263
                                                        ------------
                                                           7,636,280
                                                        ------------
SWEDEN -- 0.6%
  Kingdom of Sweden
    Bonds
    5.00% due 01/28/09...........  SEK      4,700,000        705,220
  Kingdom of Sweden
    Debentures Series 1041
    6.75% due 05/05/14...........  SEK      2,300,000        388,391
                                                        ------------
                                                           1,093,611
                                                        ------------
TOTAL FOREIGN GOVERNMENT AGENCIES
  (cost $82,533,449).............                         86,208,921
                                                        ------------
FOREIGN GOVERNMENT TREASURIES -- 8.0%
AUSTRIA -- 3.7%
  Republic of Austria
    Treasury Notes
    5.50% due 01/15/10...........  EUR      4,500,000      6,314,532
                                                        ------------
UNITED KINGDOM -- 4.3%
  United Kingdom Gilt
    Treasury Bonds
    4.25% due 03/07/36...........  GBP        650,000      1,248,660
  United Kingdom Gilt
    Treasury Bonds
    8.75% due 08/25/17...........  GBP        400,000      1,034,111
  United Kingdom Gilt
    Treasury Bonds
    4.25% due 06/07/32...........  GBP      1,980,000      3,770,632
  United Kingdom Gilt
    Treasury Bonds
    7.25% due 12/07/07...........  GBP        570,000      1,162,879
                                                        ------------
                                                           7,216,282
                                                        ------------
TOTAL FOREIGN GOVERNMENT
  TREASURIES
  (cost $12,200,839).............                         13,530,814
                                                        ------------
                                           SHARES/
                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT**        (NOTE 3)
--------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 12.8%
UNITED STATES -- 12.8%
  Federal Home Loan Bank
    5.00% due 02/20/09...........           5,350,000   $  5,356,067
    5.00% due 03/14/14...........           2,800,000      2,764,320
  Federal Home Loan Mtg. Corp.
    5.00% due 02/08/08...........          12,700,000     12,680,086
  Federal National Mtg. Assoc.
    5.27% due 01/16/09...........             940,000        940,170
                                                        ------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $21,776,903).............                         21,740,643
                                                        ------------
U.S. GOVERNMENT TREASURIES -- 6.9%
UNITED STATES -- 6.9%
  United States TIPS
    2.38% due 01/15/27...........           2,350,589      2,327,083
  United States Treasury Bonds
    5.25% due 11/15/28...........             610,000        630,254
    7.50% due 11/15/24...........           5,650,000      7,367,069
    8.00% due 11/15/21...........             540,000        693,858
  United States Treasury Notes
    4.25% due 08/15/15...........             800,000        772,624
                                                        ------------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $11,859,853).............                         11,790,888
                                                        ------------
COMMON STOCK -- 0.3%
UNITED KINGDOM -- 0.3%
  Fortis Capital Co.
    Class A (cost $433,478)......                 320        439,997
                                                        ------------
PREFERRED STOCK -- 0.3%
UNITED STATES -- 0.3%
  BCI US Funding Trust II 4.69%
    (cost $447,483)..............             340,000        469,823
                                                        ------------
TOTAL LONG-TERM INVESTMENT
  SECURITIES
  (cost $153,483,490)............                        158,751,215
                                                        ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

--------------------------------------------------------------------------------

                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT**        (NOTE 3)
--------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 4.4%
UNITED STATES -- 4.4%
  Euro Time Deposit with State
    Street Bank & Trust Co.
    4.05% due 08/01/07
    (cost $7,412,000)............       $   7,412,000   $  7,412,000
                                                        ------------
TOTAL INVESTMENTS
  (cost $160,895,490)(5).........                98.0%  $166,163,215
Other assets less liabilities....                 2.0      3,408,462
                                        -------------   ------------
NET ASSETS.......................               100.0%  $169,571,677
                                        =============   ============

------------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2007, the aggregate value of these securities was $30,775 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**   In United States dollars unless otherwise indicated.
(1)  Collateralized Mortgage Obligation.
(2) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2007.
(3)  Perpetual maturity -- maturity date reflects the next call date.
(4) Variable rate security -- the rate reflected is as of July 31, 2007; maturity date reflects next reset date.
(5)  See Note 5 for cost of investments on a tax basis.
TIPS -- Treasury Inflation Protected Securities

---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

--------------------------------------------------------------------------------

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------

    NUMBER                                                                                         UNREALIZED
      OF                                             EXPIRATION     VALUE AT      VALUE AS OF     APPRECIATION
   CONTRACTS               DESCRIPTION                  DATE       TRADE DATE    JULY 31, 2007   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
   9    Short    90 Day Euro Dollar..............  September 2007  $2,945,449     $ 2,945,320      $    129
 132    Short    Euro-BOBL.......................  September 2007  19,326,160      19,344,479       (18,319)
   6    Short    LIF Long Gilt...................  September 2007   1,268,534       1,286,653       (18,119)
 108    Long     S&P Ruix Investment Index.......  September 2007  16,548,296      16,668,486       120,190
   1    Long     Tokyo Stock Exchange............  September 2007   1,110,829       1,118,296         7,467
  16    Long     Toronto Stock Exchange..........  September 2007   2,245,998       2,252,141         6,143
   6    Short    U.S. Treasury 10 Year Note......  September 2007     630,941         644,531       (13,590)
  35    Long     U.S. Treasury 5 Year Note.......  September 2007   3,684,405       3,691,407         7,002
  21    Long     U.S. Treasury Long Bond.........  September 2007   2,298,843       2,311,312        12,469
                                                                                                   ---------
                                                                                                   $103,372
                                                                                                   =========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

      CONTRACT                    IN              DELIVERY    GROSS UNREALIZED
     TO DELIVER              EXCHANGE FOR           DATE        APPRECIATION
------------------------------------------------------------------------------
*AUD        5,353,711   USD          4,686,000    9/19/2007      $130,468
*CAD        1,614,680   USD          1,545,000    9/19/2007        29,809
 CAD          115,988   USD            110,887   10/11/2007         2,010
*CHF        4,618,823   EUR          2,819,081    9/19/2007         5,396
*EUR        4,403,574   NOK         35,623,591    9/19/2007        81,021
*EUR        1,827,552   USD          2,530,985    8/23/2007        28,529
*NZD        6,020,216   USD          4,606,000    9/19/2007        38,195
*USD        7,648,000   JPY        920,534,982    9/19/2007       173,214
 USD       12,666,333   JPY      1,510,057,418    8/30/2007       133,598
*USD        6,010,000   EUR          4,443,003    9/19/2007        78,677
*USD        6,925,127   AUD          8,214,174    9/19/2007        64,406
*USD        3,433,598   GBP          1,718,897    9/19/2007        55,106
*USD        7,747,000   CHF          9,322,981    9/19/2007        39,834
*USD          994,925   NZD          1,327,275    9/19/2007        12,137
*USD          388,060   GBP            196,189    8/14/2007        10,340
 USD          330,707   DKK          1,829,140    9/12/2007         6,051
*USD          192,846   SEK          1,322,519    9/11/2007         3,832
                                                                 ---------
                                                                 $892,623
                                                                 ---------

       CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
      TO DELIVER             EXCHANGE FOR          DATE       (DEPRECIATION)
-----------------------------------------------------------------------------
*CHF          4,675,238   USD       3,835,451    9/19/2007      $ (69,448)
*EUR          5,686,624   USD       7,779,000    9/19/2007        (13,931)
*GBP            902,996   USD       1,786,746    8/14/2007        (46,961)
*GBP            762,647   USD       1,500,000    9/19/2007        (47,882)
*JPY      1,058,219,213   USD       8,788,298    9/19/2007       (202,733)
*NOK          9,043,380   EUR       1,114,856    9/19/2007        (24,723)
 NZD            142,728   USD         103,049    8/27/2007         (5,448)
*SEK          5,948,000   USD         849,229    9/11/2007        (35,327)
*USD          7,889,099   CAD       8,334,185    9/19/2007        (68,427)
*USD            459,736   EUR         334,420    8/23/2007         (1,817)
 USD          1,574,000   NOK       9,080,944    9/19/2007        (15,033)
 USD          1,536,000   SEK      10,267,315    9/19/2007         (8,611)
                                                                ----------
                                                                $(540,341)
                                                                ----------
        Net Unrealized Appreciation (Depreciation)........      $ 352,282
                                                                ==========

---------------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD -- Australian Dollar
CAD -- Canada Dollar
CHF -- Swiss Franc
DKK -- Danish Krone
EUR -- Euro Dollar
GBP -- British Pound
JPY -- Japanese Yen
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SEK -- Swedish Krona
USD -- United States Dollar

See Notes to Financial Statements
                                                           ---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

--------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS #
--------------------------------------------------------------------------------

                                                                      RATES EXCHANGED
                                                             ----------------------------------
                                   NOTIONAL                     PAYMENTS                          UPFRONT PAYMENTS      GROSS
                                    AMOUNT     TERMINATION   RECEIVED BY THE    PAYMENTS MADE     MADE (RECEIVED)     UNREALIZED
SWAP COUNTERPARTY                   (000'S)       DATE          PORTFOLIO      BY THE PORTFOLIO   BY THE PORTFOLIO   APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Bank Of America NA.........  USD      4,810     12/19/09         5.000%         3 month LIBOR       $   (41,893)     $    38,211
Bank Of America NA.........  CAD      3,020     05/31/10      3 month CDOR         4.967%                    --            4,877
Bank Of America NA.........  CAD        260     05/31/38      3 month CDOR         4.990%                    --           10,770
Barclay's Bank.............  GBP      8,490     05/17/12         3.050%        12 month UKRPI                --          173,831
Barclay's Bank.............  GBP        870     05/24/12     12 month UKRPI        2.860%                   565           20,450
Barclay's Bank.............  GBP        530     05/31/12     12 month UKRPI        2.890%                    --           10,710
Barclay's Bank.............  GBP        480     06/07/12     12 month UKRPI        3.000%                    --           14,961
Barclay's Bank.............  GBP      3,240     12/19/12         5.750%         6 month LIBOR          (101,797)          16,052
Barclay's Bank.............  USD      2,020     12/19/12         5.000%         3 month LIBOR           (53,873)          29,518
Barclay's Bank.............  USD      1,460     12/19/22         5.250%         3 month LIBOR           (89,247)          31,428
Barclay's Bank.............  USD      6,800     12/19/12         5.000%         3 month LIBOR          (144,987)          63,000
Barclay's Bank.............  USD     12,430     12/19/12         5.000%         3 month LIBOR          (265,704)         115,836
Barclay's Bank.............  GBP         90     05/24/17     6 month LIBOR         5.218%                    --            1,408
Barclay's Bank.............  GBP         60     05/31/17     6 month LIBOR         5.238%                    --              849
Barclay's Bank.............  GBP         50     06/07/17     6 month LIBOR         5.344%                    --              350
Barclay's Bank.............  SEK     14,000     12/19/17         4.500%         3 month SKOF            (92,082)          23,812
Barclay's Bank.............  SEK      4,000     12/19/17         4.500%         3 month SKOF            (23,515)           2,483
Barclay's Bank.............  SEK      9,000     12/19/17         4.500%         3 month SKOF            (50,507)           3,184
Barclay's Bank.............  SEK    100,000     12/19/17      3 month SKOF         4.500%               300,275          225,530
Barclay's Bank.............  USD      6,000     12/20/27         6.000%         3 month LIBOR            (8,091)           7,915
Barclay's Bank.............  EUR      1,620     12/19/37         4.500%         6 month EURO           (162,627)           1,519
Barclay's Bank.............  GBP      1,650     12/19/37     6 month LIBOR         4.750%                78,498           85,926
Citibank NA................  USD      2,700     09/21/11         5.600%         3 month LIBOR             5,318           32,559
Citibank NA................  GBP      3,180     12/19/12         5.750%         6 month LIBOR           (96,804)          12,647
Citibank NA................  USD      3,750     12/19/12         5.000%         3 month LIBOR           (87,259)          42,045
Citibank NA................  JPY   1,210,000    12/19/17         2.000%         6 month JYOR           (137,179)          56,622
Citibank NA................  USD      5,480     12/19/27         5.250%         3 month LIBOR          (418,133)         130,902
Credit Suisse First Boston
  International (London)...  EUR     45,190     12/19/09         4.500%         6 month EURO           (212,961)          19,499
Credit Suisse First Boston
  International (London)...  EUR     17,790     12/19/12      6 month EURO         4.500%               142,994           49,590
Credit Suisse First Boston
  International (London)...  USD        740     12/19/12         5.000%         3 month LIBOR           (17,200)           8,277
Credit Suisse First Boston
  International (London)...  USD      6,440     12/19/12         5.000%         3 month LIBOR          (127,315)          49,668
Credit Suisse First Boston
  International (London)...  USD     10,990     12/19/12         5.000%         3 month LIBOR          (202,885)          70,379
Credit Suisse First Boston
  International (London)...  EUR        950     12/19/17         4.500%         6 month EURO            (37,797)          12,494
Credit Suisse First Boston
  International (London)...  EUR     10,490     12/19/17         4.500%         6 month EURO           (530,953)         251,552
Credit Suisse First Boston
  International (London)...  SEK     15,000     12/19/17      3 month SKOF         4.500%                76,458            2,413
Credit Suisse First Boston
  International (London)...  SEK     28,000     12/19/17      3 month SKOF         4.500%                83,550           63,676
Credit Suisse First Boston
  International (London)...  SEK      5,000     12/19/17         4.500%         3 month SKOF            (28,674)           2,383
Credit Suisse First Boston
  International (London)...  SEK      5,000     12/19/17         4.500%         3 month SKOF            (70,709)          12,871

---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

--------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS #
--------------------------------------------------------------------------------


                                                                      RATES EXCHANGED
                                                             ----------------------------------
                                   NOTIONAL                     PAYMENTS                          UPFRONT PAYMENTS      GROSS
                                    AMOUNT     TERMINATION   RECEIVED BY THE    PAYMENTS MADE     MADE (RECEIVED)     UNREALIZED
SWAP COUNTERPARTY                   (000'S)       DATE          PORTFOLIO      BY THE PORTFOLIO   BY THE PORTFOLIO   APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston
  International (London)...  SEK      4,000     12/19/17         4.500%         3 month SKOF        $   (24,383)     $     3,351
Credit Suisse First Boston
  International (London)...  EUR        510     12/19/17      6 month EURO         4.500%                13,566               18
Credit Suisse First Boston
  International (London)...  USD      3,360     12/19/27         5.225%         3 month LIBOR          (333,705)         157,593
Credit Suisse First Boston
  International (London)...  USD      1,030     12/19/27         5.250%         3 month LIBOR           (67,205)          13,219
Credit Suisse First Boston
  International (London)...  USD      1,120     12/19/27         5.250%         3 month LIBOR           (65,030)           6,326
Credit Suisse First Boston
  International (London)...  EUR      2,760     12/19/37         4.500%         6 month EURO           (310,183)         130,087
Credit Suisse First Boston
  International (London)...  EUR      2,760     12/19/37      6 month EURO         4.500%              (305,944)         125,848
Credit Suisse First Boston
  International (London)...  EUR      1,360     12/19/37         4.500%         6 month EURO           (131,303)          42,559
Credit Suisse First Boston
  International (London)...  EUR      1,630     12/19/37         4.500%         6 month EURO           (161,000)          54,638
Credit Suisse First Boston
  International (London)...  EUR     11,700     12/19/37      6 month EURO         3.963%                    --          768,071
Credit Suisse First Boston
  International (London)...  GBP      1,830     12/19/37     6 month LIBOR         4.750%                88,085           94,276
Credit Suisse First Boston
  International (London)...  USD      1,110     12/19/37         5.250%         3 month LIBOR          (103,291)          31,834
Deutsche Bank AG...........  EUR      9,510     12/21/09         4.845%         6 month EURO                 --           42,116
Deutsche Bank AG...........  EUR     14,260     12/21/09         4.872%         6 month EURO                 --           72,855
Deutsche Bank AG...........  CAD        670     05/09/12         4.492%         3 month CDOR                 --               --
Deutsche Bank AG...........  NZD      1,130     05/11/12      3 month ZDOR         7.656%                    --           14,046
Deutsche Bank AG...........  NZD      1,170     05/11/12      3 month ZDOR         7.657%                    --           14,507
Deutsche Bank AG...........  NZD      1,150     05/15/12      3 month ZDOR         7.663%                    --           14,033
Deutsche Bank AG...........  AUD        760     12/19/12         6.500%         6 month BBSW            (11,401)             311
Deutsche Bank AG...........  CAD      3,090     12/19/12         4.500%         3 month CDOR            (81,236)           4,867
Deutsche Bank AG...........  CAD      2,200     12/19/12         4.500%         3 month CDOR            (65,357)          10,984
Deutsche Bank AG...........  EUR      1,750     12/19/12         4.500%         6 month EURO            (34,356)          15,411
Deutsche Bank AG...........  JPY   1,184,000    12/19/12         1.500%         6 month JYOR           (137,991)          54,070
Deutsche Bank AG...........  USD        890     12/19/12         5.000%         3 month LIBOR           (26,459)          15,728
Deutsche Bank AG...........  EUR     16,920     10/16/14      6 month EURO         4.378%                    --          427,756
Deutsche Bank AG...........  EUR      3,300     10/16/14      6 month EURO         4.435%                    --           68,497
Deutsche Bank AG...........  JPY    861,000     12/19/14         1.750%         6 month JYOR           (137,482)          83,713
Deutsche Bank AG...........  EUR      4,890     12/19/17         4.500%         6 month EURO           (186,937)          56,693
Deutsche Bank AG...........  EUR      6,520     12/19/17         4.500%         6 month EURO           (293,166)         119,506
Deutsche Bank AG...........  CAD      1,560     12/12/19      3 month CDOR         4.500%                37,023            1,533
Deutsche Bank AG...........  EUR      1,510     12/21/37         5.070%         6 month EURO                 --           83,291
Deutsche Bank AG...........  EUR      2,270     12/21/37         5.084%         6 month EURO                 --          131,829
Merril Lynch Capital
  Markets..................  GBP      1,740     12/19/37     6 month LIBOR         4.750%                84,727           88,666
Morgan Stanley Capital
  Services.................  SEK     55,000     12/19/17      3 month SKOF         4.500%               177,239          111,958
The Royal Bank of
  Scotland.................  GBP      1,130     06/11/17     12 month UKRPI        3.055%                    --           21,160
                                                                                                    -----------      -----------
                                                                                                    $(4,390,323)     $ 4,581,547
                                                                                                    -----------      -----------

                                                           ---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

--------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS #
--------------------------------------------------------------------------------

                                                                          RATES EXCHANGED
                                                                 ----------------------------------
                                       NOTIONAL                     PAYMENTS                          UPFRONT PAYMENTS
                                        AMOUNT     TERMINATION   RECEIVED BY THE    PAYMENTS MADE     MADE (RECEIVED)
SWAP COUNTERPARTY                       (000'S)       DATE          PORTFOLIO      BY THE PORTFOLIO   BY THE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Bank Of America NA.............  CAD      1,900     05/30/13         4.955%         3 month CDOR         $       --
Barclay's Bank.................  EUR     15,320     12/19/09      6 month EURO         4.500%               143,645
Barclay's Bank.................  GBP        870     05/24/12         3.050%        12 month UKRPI                --
Barclay's Bank.................  GBP      2,440     12/19/12         5.750%         6 month LIBOR           (27,377)
Barclay's Bank.................  GBP        260     12/19/12     6 month LIBOR         5.750%                 8,461
Barclay's Bank.................  GBP      3,150     12/19/12     6 month LIBOR          5.75%                84,243
Barclay's Bank.................  SEK     43,000     12/19/12         4.500%         3 month SKOF            (60,723)
Barclay's Bank.................  GBP      8,490     05/17/17     12 month UKRPI        2.860%                    --
Barclay's Bank.................  GBP        900     05/17/17     6 month LIBOR         5.203%                    --
Barclay's Bank.................  GBP        530     05/31/17         3.075%        12 month UKRPI                --
Barclay's Bank.................  GBP        480     06/07/17         3.133%        12 month UKRPI                --
Barclay's Bank.................  EUR      1,450     12/19/17      6 month EURO         4.500%                70,357
Barclay's Bank.................  EUR        420     12/19/17         4.500%         6 month EURO             17,743
Barclay's Bank.................  EUR        920     12/19/17      6 month EURO         4.500%                36,296
Barclay's Bank.................  USD      1,320     12/19/17     3 month LIBOR         5.250%                31,391
Barclay's Bank.................  USD      1,130     12/19/27         5.250%         3 month LIBOR            77,864
Barclay's Bank.................  USD      6,140     12/19/27     3 month LIBOR         5.250%               413,069
Barclay's Bank.................  USD        550     12/19/27     3 month LIBOR         5.250%                34,277
Citibank NA....................  GBP      1,380     12/19/12     6 month LIBOR         5.750%                45,085
Citibank NA....................  GBP      3,210     12/19/12     6 month LIBOR         5.750%               135,754
Citibank NA....................  JPY    171,000     12/19/12      6 month JYOR         1.500%                24,338
Citibank NA....................  JPY    478,000     12/19/12      6 month JYOR         1.500%                56,835
Citibank NA....................  USD      5,780     12/19/12     3 month LIBOR         5.000%               144,967
Citibank NA....................  JPY   2,240,000    12/19/14      6 month JYOR         1.750%               324,904
Citibank NA....................  JPY    343,000     12/19/14      6 month JYOR         1.750%                44,816
Citibank NA....................  GBP        120     06/12/17     6 month LIBOR         5.685%                    --
Citibank NA....................  USD      1,740     12/19/27     3 month LIBOR         5.250%               123,508
Credit Suisse First Boston
  International (London).......  EUR     12,720     12/19/09      6 month EURO         4.500%               108,730
Credit Suisse First Boston
  International (London).......  EUR     15,270     12/19/09      6 month EURO         4.500%               141,814
Credit Suisse First Boston
  International (London).......  USD      2,200     04/18/11     3 month LIBOR         5.367%                    --
Credit Suisse First Boston
  International (London).......  EUR        340     12/19/12      6 month EURO         4.500%                 7,322
Credit Suisse First Boston
  International (London).......  SEK      5,000     12/19/12      3 month SKOF         4.500%                13,589
Credit Suisse First Boston
  International (London).......  SEK      5,100     12/19/12         4.500%         3 month SKOF             16,466
Credit Suisse First Boston
  International (London).......  USD      3,170     12/19/12         5.000%         3 month LIBOR           110,835
Credit Suisse First Boston
  International (London).......  USD      8,120     12/19/12     3 month LIBOR         5.000%               179,545
Credit Suisse First Boston
  International (London).......  EUR      7,160     12/19/17         4.500%         6 month EURO           (138,771)
Credit Suisse First Boston
  International (London).......  EUR        520     12/19/17      6 month EURO         4.500%                20,761
Credit Suisse First Boston
  International (London).......  EUR      1,150     12/19/17      6 month EURO         4.500%                53,927


                                     GROSS
                                   UNREALIZED
SWAP COUNTERPARTY                (DEPRECIATION)
------------------------------------------------------------------------------------------------
Bank Of America NA.............   $   (14,275)
Barclay's Bank.................        (1,342)
Barclay's Bank.................       (33,302)
Barclay's Bank.................       (37,197)
Barclay's Bank.................        (1,581)
Barclay's Bank.................          (879)
Barclay's Bank.................       (54,451)
Barclay's Bank.................      (296,376)
Barclay's Bank.................       (15,121)
Barclay's Bank.................       (18,263)
Barclay's Bank.................       (16,062)
Barclay's Bank.................       (31,737)
Barclay's Bank.................        (6,557)
Barclay's Bank.................       (11,792)
Barclay's Bank.................        (3,829)
Barclay's Bank.................       (18,636)
Barclay's Bank.................       (91,245)
Barclay's Bank.................        (5,449)
Citibank NA....................        (8,564)
Citibank NA....................       (50,803)
Citibank NA....................       (12,217)
Citibank NA....................       (22,955)
Citibank NA....................       (75,278)
Citibank NA....................      (185,018)
Citibank NA....................       (23,396)
Citibank NA....................        (5,047)
Citibank NA....................       (32,308)
Credit Suisse First Boston
  International (London).......       (54,274)
Credit Suisse First Boston
  International (London).......       (76,442)
Credit Suisse First Boston
  International (London).......       (13,149)
Credit Suisse First Boston
  International (London).......        (3,641)
Credit Suisse First Boston
  International (London).......          (197)
Credit Suisse First Boston
  International (London).......        (2,277)
Credit Suisse First Boston
  International (London).......       (72,614)
Credit Suisse First Boston
  International (London).......       (81,643)
Credit Suisse First Boston
  International (London).......       (51,935)
Credit Suisse First Boston
  International (London).......        (6,911)
Credit Suisse First Boston
  International (London).......       (23,297)

---------------------

SUNAMERICA SERIES TRUST GLOBAL BOND PORTFOLIO

--------------------------------------------------------------------------------

INTEREST RATE SWAP CONTRACTS #
--------------------------------------------------------------------------------

                                                                          RATES EXCHANGED
                                                                 ----------------------------------
                                       NOTIONAL                     PAYMENTS                          UPFRONT PAYMENTS
                                        AMOUNT     TERMINATION   RECEIVED BY THE    PAYMENTS MADE     MADE (RECEIVED)
SWAP COUNTERPARTY                       (000'S)       DATE          PORTFOLIO      BY THE PORTFOLIO   BY THE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston
  International (London).......  EUR        390     12/19/17      6 month EURO         4.500%            $   17,245
Credit Suisse First Boston
  International (London).......  EUR      5,290     12/19/17      6 month EURO         4.500%               280,467
Credit Suisse First Boston
  International (London).......  EUR      5,280     12/19/17      6 month EURO         4.500%               278,377
Credit Suisse First Boston
  International (London).......  EUR        600     12/19/17      6 month EURO         4.500%                28,997
Credit Suisse First Boston
  International (London).......  SEK     11,000     12/19/17         4.500%         3 month SKOF            (23,859)
Credit Suisse First Boston
  International (London).......  USD      2,580     12/19/27     3 month LIBOR         5.250%               159,470
Credit Suisse First Boston
  International (London).......  EUR      1,400     12/10/35         3.904%         3 month EURO              6,509
Credit Suisse First Boston
  International (London).......  EUR      1,240     12/19/37         4.500%         6 month EURO            (62,563)
Credit Suisse First Boston
  International (London).......  EUR      5,510     12/19/37         4.500%         6 month EURO            649,915
Deutsche Bank AG...............  EUR     25,110     10/16/09         0.0436         6 month EURO                 --
Deutsche Bank AG...............  EUR      4,900     10/16/09      6 month EURO         4.395%                    --
Deutsche Bank AG...............  CAD        870     04/04/12         4.317%         6 month CDOR                 --
Deutsche Bank AG...............  CAD        870     04/05/12         4.327%         6 month CDOR              4,829
Deutsche Bank AG...............  NZD      1,410     04/10/12      3 month ZDOR         7.598%                    --
Deutsche Bank AG...............  NZD      1,410     04/10/12      3 month ZDOR         7.598%                    --
Deutsche Bank AG...............  CAD        790     05/09/12         4.483%         3 month CDOR                 --
Deutsche Bank AG...............  CAD        670     05/09/12         4.484%         3 month CDOR                 --
Deutsche Bank AG...............  AUD     10,780     12/19/12         6.500%         6 month BBSW           (110,599)
Deutsche Bank AG...............  AUD     11,280     12/19/12      6 month BBSW         6.500%               179,404
Deutsche Bank AG...............  EUR      6,500     12/19/14      6 month EURO         4.648%                    --
Deutsche Bank AG...............  EUR      9,760     12/19/14      6 month EURO         4.936%                    --
Deutsche Bank AG...............  JPY    870,000     12/19/17      6 month JYOR         2.000%               124,923
Deutsche Bank AG...............  EUR        550     05/23/36      6 month EURO         4.558%                    --
Deutsche Bank AG...............  EUR      3,770     10/16/37         4.568%         6 month EURO                 --
Deutsche Bank AG...............  EUR        740     10/16/37         4.631%         6 month EURO                 --
Merril Lynch Capital Markets...  USD      2,800     07/19/10         4.398%         3 month LIBOR                --
Merril Lynch Capital Markets...  USD      2,600     03/10/11     3 month LIBOR         5.236%                    --
Merril Lynch Capital Markets...  EUR        650     04/14/36         4.438%         6 month EURO                 --
Merril Lynch Capital Markets...  EUR        650     04/14/36         4.446%         6 month EURO                 --
The Royal Bank of Scotland.....  GBP      1,130     06/12/17         3.165%        12 month UKRPI            (7,174)
UBS AG.........................  JPY    121,000     12/19/12      6 month JYOR         1.500%                14,936
                                                                                                         ----------
                                                                                                         $3,784,548
                                                                                                         ----------
Net Unrealized Appreciation
  (Depreciation)...............                                                                          $ (605,775)
                                                                                                         ==========


                                     GROSS
                                   UNREALIZED
SWAP COUNTERPARTY                (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston
  International (London).......   $    (6,857)
Credit Suisse First Boston
  International (London).......      (139,569)
Credit Suisse First Boston
  International (London).......      (137,745)
Credit Suisse First Boston
  International (London).......       (13,016)
Credit Suisse First Boston
  International (London).......        (2,431)
Credit Suisse First Boston
  International (London).......       (24,241)
Credit Suisse First Boston
  International (London).......      (272,343)
Credit Suisse First Boston
  International (London).......       (17,652)
Credit Suisse First Boston
  International (London).......      (293,475)
Deutsche Bank AG...............      (188,575)
Deutsche Bank AG...............       (32,454)
Deutsche Bank AG...............       (25,114)
Deutsche Bank AG...............       (29,634)
Deutsche Bank AG...............       (15,207)
Deutsche Bank AG...............       (15,264)
Deutsche Bank AG...............       (18,319)
Deutsche Bank AG...............       (15,505)
Deutsche Bank AG...............       (46,709)
Deutsche Bank AG...............       (14,800)
Deutsche Bank AG...............      (107,538)
Deutsche Bank AG...............      (178,533)
Deutsche Bank AG...............       (67,002)
Deutsche Bank AG...............       (28,865)
Deutsche Bank AG...............      (191,616)
Deutsche Bank AG...............       (27,684)
Merril Lynch Capital Markets...      (112,044)
Merril Lynch Capital Markets...        (4,844)
Merril Lynch Capital Markets...       (50,603)
Merril Lynch Capital Markets...       (49,501)
The Royal Bank of Scotland.....       (30,125)
UBS AG.........................        (6,361)
                                  -----------
                                  $(3,623,686)
                                  -----------
Net Unrealized Appreciation
  (Depreciation)...............   $   957,861
                                  ===========

---------------

# Illiquid security

BBSW -- Australian Bank Bill Swap
         Reference Rate
CDOR -- Canadian Dollar Offered Rate
EUR  -- Euro Offered Rate
JYOR -- Japanese Yen Offered Rate
LIBOR -- London Interbank Offered Rate
SKOF -- Swedish Krona Offered Rate
UKRPI -- United Kingdom Retail Price Index

ZDOR -- New Zealand Dollar Offered Rate

See Notes to Financial Statements
                                                           ---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Cellular Telecom..........................................    6.0%
Oil Companies-Exploration & Production....................    5.3
Medical-Hospitals.........................................    4.4
Special Purpose Entities..................................    4.4
Independent Power Producers...............................    4.2
Finance-Auto Loans........................................    3.5
Cable TV..................................................    3.4
Transport-Air Freight.....................................    3.4
Auto-Cars/Light Trucks....................................    3.3
Pipelines.................................................    3.3
Casino Hotels.............................................    2.7
Chemicals-Specialty.......................................    2.6
Telecom Services..........................................    2.5
Telephone-Integrated......................................    2.5
Electronic Components-Semiconductors......................    2.4
Satellite Telecom.........................................    2.1
Television................................................    2.1
Metal-Diversified.........................................    1.7
Electric-Generation.......................................    1.5
Containers-Metal/Glass....................................    1.4
Containers-Paper/Plastic..................................    1.4
Paper & Related Products..................................    1.4
Oil-Field Services........................................    1.3
Rental Auto/Equipment.....................................    1.3
Airlines..................................................    1.2
Agricultural Chemicals....................................    1.1
Medical-Drugs.............................................    1.1
Food-Meat Products........................................    1.0
Chemicals-Diversified.....................................    0.9
Gambling (Non-Hotel)......................................    0.9
Housewares................................................    0.9
Retail-Drug Store.........................................    0.9
Medical Products..........................................    0.8
Recycling.................................................    0.8
Theaters..................................................    0.8
Building & Construction Products-Misc. ...................    0.7
Funeral Services & Related Items..........................    0.7
Repurchase Agreements.....................................    0.7
Direct Marketing..........................................    0.6
Diversified Manufacturing Operations......................    0.6
Auto/Truck Parts & Equipment-Original.....................    0.5
Distribution/Wholesale....................................    0.5
Electric-Integrated.......................................    0.5
Energy-Alternate Sources..................................    0.5
Medical-HMO...............................................    0.5
Non-Hazardous Waste Disposal..............................    0.5
Publishing-Periodicals....................................    0.5
Retail-Discount...........................................    0.5
Travel Services...........................................    0.5
Beverages-Non-alcoholic...................................    0.4
Computer Services.........................................    0.4
Consumer Products-Misc. ..................................    0.4
Diversified Financial Services............................    0.4
Food-Misc. ...............................................    0.4
Home Furnishings..........................................    0.4
Medical Information Systems...............................    0.4
Printing-Commercial.......................................    0.4
Steel-Specialty...........................................    0.4
Transactional Software....................................    0.4
Transport-Marine..........................................    0.4
Cosmetics & Toiletries....................................    0.3%
Golf......................................................    0.3
Insurance Brokers.........................................    0.3
Investment Companies......................................    0.3
Medical-Nursing Homes.....................................    0.3
Research & Development....................................    0.3
Retail-Restaurants........................................    0.3
Specified Purpose Acquisitions............................    0.3
Steel-Producers...........................................    0.3
Transport-Services........................................    0.3
Advertising Services......................................    0.2
Applications Software.....................................    0.2
Building & Construction-Misc. ............................    0.2
Building Products-Wood....................................    0.2
Computers-Integrated Systems..............................    0.2
Electronic Components-Misc. ..............................    0.2
Hotels/Motels.............................................    0.2
Leisure Products..........................................    0.2
Metal Processors & Fabrication............................    0.2
Multimedia................................................    0.2
Music.....................................................    0.2
Poultry...................................................    0.2
Publishing-Books..........................................    0.2
Publishing-Newspapers.....................................    0.2
Retail-Petroleum Products.................................    0.2
Rubber-Tires..............................................    0.2
Transport-Truck...........................................    0.2
Building Products-Doors & Windows.........................    0.1
Casino Services...........................................    0.1
Electronics-Military......................................    0.1
Human Resources...........................................    0.1
Machinery-Farming.........................................    0.1
Machinery-General Industrial..............................    0.1
Medical-Biomedical/Gene...................................    0.1
Medical-Outpatient/Home Medical...........................    0.1
Oil & Gas Drilling........................................    0.1
Physical Therapy/Rehabilitation Centers...................    0.1
Real Estate Management/Services...........................    0.1
Semiconductor Equipment...................................    0.1
Storage/Warehousing.......................................    0.1
Transport-Rail............................................    0.1
                                                            -----
                                                             98.5%
                                                            =====
CREDIT QUALITY+#
BBB.......................................................    0.3%
BB........................................................   17.7
B.........................................................   44.3
CCC.......................................................   28.1
Below C...................................................    3.0
Not Rated@................................................    6.6
                                                            -----
                                                            100.0%
                                                            =====

------------
*   Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source
+   Source: Standard & Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES -- 0.8%
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.3%
  Advanced Micro Devices, Inc.
    Senior Notes
    6.00% due 05/01/15*................  $   50,000      $     45,000
  Spansion, Inc.
    Senior Sub. Notes
    2.25% due 06/15/16*................   1,100,000           925,375
                                                         ------------
                                                              970,375
                                                         ------------
MEDICAL INSTRUMENTS -- 0.0%
  Kyphon, Inc.
    Senior Notes
    1.25% due 02/01/14*................     125,000           155,625
                                                         ------------
MEDICAL-BIOMEDICAL/GENE -- 0.1%
  Nektar Therapeutics
    Sub. Notes
    3.25% due 09/28/12.................     250,000           200,937
                                                         ------------
TELECOM SERVICES -- 0.4%
  ICO North America, Inc.
    Notes
    7.50% due 08/15/09(1)(2)(3)........   1,125,000         1,136,250
                                                         ------------
TOTAL CONVERTIBLE BONDS & NOTES
  (cost $2,482,146)....................                     2,463,187
                                                         ------------
CORPORATE BONDS & NOTES -- 78.6%
ADVERTISING SERVICES -- 0.2%
  R.H. Donnelley Corp.
    Senior Notes
    6.88% due 01/15/13.................     525,000           472,500
                                                         ------------
AGRICULTURAL CHEMICALS -- 1.1%
  Mosaic Global Holdings, Inc.
    Debentures
    7.38% due 08/01/18.................     550,000           522,500
  Terra Capital, Inc.
    Company Guar. Notes
    7.00% due 02/01/17.................     355,000           335,475
  The Mosaic Co.
    Senior Notes
    7.38% due 12/01/14*................   1,925,000         1,915,375
  The Mosaic Co.
    Senior Notes
    7.63% due 12/01/16*................     575,000           577,875
                                                         ------------
                                                            3,351,225
                                                         ------------
AIRLINES -- 1.2%
  American Airlines, Inc.
    Pass Through Certs.
    Series 2001-1, Class A-2
    6.82% due 05/23/11.................   2,625,000         2,585,625
  Continental Airlines, Inc.
    Pass Through Certs.
    Series 2000-2, Class B
    8.31% due 04/02/18.................     501,446           506,460
  Delta Air Lines, Inc.
    Pass Through Certs.
    Series 2000-1, Class A-2
    7.57% due 11/18/10.................     425,000           431,248
  United AirLines, Inc.
    Pass Through Certs.
    Series 2001-1, Class A-2
    6.20% due 09/01/08.................     300,413           300,686
                                                         ------------
                                                            3,824,019
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
APPLICATIONS SOFTWARE -- 0.2%
  SS&C Technologies, Inc.
    Company Guar. Notes
    11.75% due 12/01/13................  $  600,000      $    660,000
                                                         ------------
AUTO-CARS/LIGHT TRUCKS -- 3.3%
  Ford Motor Co.
    Debentures
    6.38% due 02/01/29.................   5,800,000         3,929,500
  General Motors Corp.
    Debentures
    8.25% due 07/15/23.................   2,665,000         2,171,975
  General Motors Corp.
    Senior Bonds
    8.38% due 07/15/33.................   5,187,000         4,266,307
                                                         ------------
                                                           10,367,782
                                                         ------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.5%
  Lear Corp.
    Company Guar. Notes
    8.75% due 12/01/16.................   1,050,000           971,250
  Visteon Corp.
    Senior Notes
    8.25% due 08/01/10.................     565,000           500,025
                                                         ------------
                                                            1,471,275
                                                         ------------
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT -- 0.0%
  Exide Corp.
    Notes
    10.00% due 03/15/25+(1)(2).........   1,975,000                 0
                                                         ------------
BEVERAGES-NON-ALCOHOLIC -- 0.2%
  Cott Beverages, Inc.
    Company Guar. Notes
    8.00% due 12/15/11.................     650,000           630,500
                                                         ------------
BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.7%
  Associated Materials, Inc.
    Senior Sub. Notes
    9.75% due 04/15/12.................   1,550,000         1,581,000
  NTK Holdings, Inc.
    Senior Notes
    10.75% due 03/01/14(4).............     900,000           549,000
                                                         ------------
                                                            2,130,000
                                                         ------------
BUILDING PRODUCTS-WOOD -- 0.2%
  Masonite Corp.
    Company Guar. Notes
    11.00% due 04/06/15................     775,000           643,250
                                                         ------------
CABLE TV -- 3.4%
  Cablevision Systems Corp.
    Senior Notes
    8.00% due 04/15/12.................     595,000           554,837
  CCH I LLC
    Company Guar. Notes
    11.00% due 10/01/15................   3,624,000         3,614,940
  CCH II LLC/CCH II Capital Corp.
    Company Guar. Notes
    10.25% due 10/01/13................   4,512,000         4,613,520
  CCO Holdings LLC/CCO Holdings Capital
    Corp.
    Senior Notes
    8.75% due 11/15/13.................     525,000           519,750

                                                           ---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
CABLE TV (CONTINUED)
  Insight Communications Co., Inc.
    Senior Notes
    12.25% due 02/15/11(4).............  $1,600,000      $  1,656,000
                                                         ------------
                                                           10,959,047
                                                         ------------
CASINO HOTELS -- 2.7%
  Eldorado Casino Corp. (Shreveport)
    Sec. Bonds
    10.00% due 08/01/12(1)(5)..........   2,046,934         1,954,822
  Eldorado Resorts LLC
    Senior Notes
    9.00% due 04/15/14(1)(2)...........   3,250,000         3,250,000
  Station Casinos, Inc.
    Senior Sub. Notes
    6.88% due 03/01/16.................   2,000,000         1,685,000
  Turning Stone Resort Casino
    Enterprise
    Senior Notes
    9.13% due 12/15/10*................     500,000           505,000
  Turning Stone Resort Casino
    Enterprise
    Senior Notes
    9.13% due 09/15/14*................   1,150,000         1,161,500
                                                         ------------
                                                            8,556,322
                                                         ------------
CELLULAR TELECOM -- 1.6%
  Centennial Communications Corp.
    Senior Notes
    10.00% due 01/01/13................     690,000           721,050
  Centennial Communications Corp.
    Senior Notes
    11.11% due 01/01/13(6).............     925,000           938,875
  Cricket Communications, Inc.
    Company Guar. Notes
    9.38% due 11/01/14*................     950,000           936,937
  MetroPCS Wireless, Inc.
    Senior Notes
    9.25% due 11/01/14*................     800,000           784,000
  Rural Cellular Corp.
    Senior Sub. Notes
    8.36% due 06/01/13*(6).............   1,150,000         1,155,750
  Rural Cellular Corp.
    Senior Notes
    11.11% due 11/01/12(6).............     620,000           626,200
                                                         ------------
                                                            5,162,812
                                                         ------------
CHEMICALS-DIVERSIFIED -- 0.9%
  Lyondell Chemical Co.
    Company Guar. Notes
    6.88% due 06/15/17.................   1,125,000         1,181,250
  Lyondell Chemical Co.
    Company Guar. Notes
    8.00% due 09/15/14.................   1,500,000         1,605,000
                                                         ------------
                                                            2,786,250
                                                         ------------
CHEMICALS-SPECIALTY -- 2.6%
  Huntsman International LLC
    Company Guar. Notes
    7.88% due 11/15/14.................   1,600,000         1,712,000
  Johnsondiversey Holdings, Inc.
    Company Guar. Notes
    9.63% due 05/15/12.................     800,000           824,000
  MacDermid, Inc.
    Senior Notes
    9.50% due 04/15/17*................     375,000           341,250

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
CHEMICALS-SPECIALTY (CONTINUED)
  Momentive Performance Materials, Inc.
    Company Guar. Notes
    11.50% due 12/01/16*...............  $3,425,000      $  3,245,187
  Tronox Worldwide LLC
    Company Guar. Notes
    9.50% due 12/01/12.................   2,315,000         2,291,850
                                                         ------------
                                                            8,414,287
                                                         ------------
COMPUTER SERVICES -- 0.4%
  Compucom Systems, Inc.
    Senior Notes
    12.00% due 11/01/14*...............     750,000           900,000
  Sungard Data Systems, Inc.
    Company Guar. Notes
    9.13% due 08/15/13.................     380,000           381,900
                                                         ------------
                                                            1,281,900
                                                         ------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.2%
  Activant Solutions, Inc.
    Company Guar. Notes
    9.50% due 05/01/16.................     625,000           562,500
                                                         ------------
CONSUMER PRODUCTS-MISC. -- 0.4%
  Prestige Brands, Inc.
    Senior Sub. Notes
    9.25% due 04/15/12.................     225,000           223,875
  Visant Holding Corp.
    Senior Notes
    8.75% due 12/01/13.................     200,000           198,000
  Visant Holding Corp.
    Senior Notes
    10.25% due 12/01/13(4).............   1,000,000           890,000
                                                         ------------
                                                            1,311,875
                                                         ------------
CONTAINERS-METAL/GLASS -- 1.4%
  Crown Cork & Seal Co., Inc.
    Debentures
    7.38% due 12/15/26.................     400,000           352,000
  Crown Cork & Seal Co., Inc.
    Debentures
    8.00% due 04/15/23.................   1,965,000         1,788,150
  Owens-Brockway Glass Container, Inc.
    Company Guar. Notes
    8.25% due 05/15/13.................   2,204,000         2,215,020
                                                         ------------
                                                            4,355,170
                                                         ------------
CONTAINERS-PAPER/PLASTIC -- 1.4%
  Jefferson Smurfit Corp.
    Company Guar. Notes
    8.25% due 10/01/12.................     635,000           611,187
  Pliant Corp.
    Company Guar. Notes
    11.13% due 09/01/09................   2,006,000         1,845,520
  Smurfit-Stone Container Enterprises,
    Inc.
    Senior Notes
    8.00% due 03/15/17.................   2,000,000         1,870,000
                                                         ------------
                                                            4,326,707
                                                         ------------

---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
COSMETICS & TOILETRIES -- 0.3%
  Revlon Consumer Products Corp.
    Senior Sub. Notes
    8.63% due 02/01/08.................  $  850,000      $    801,125
  Revlon Consumer Products Corp.
    Senior Notes
    9.50% due 04/01/11.................     225,000           192,375
                                                         ------------
                                                              993,500
                                                         ------------
DIRECT MARKETING -- 0.6%
  Affinity Group, Inc.
    Senior Sub. Notes
    9.00% due 02/15/12.................   1,925,000         2,029,807
                                                         ------------
DISTRIBUTION/WHOLESALE -- 0.5%
  Varietal Distribution, Inc.
    Senior Notes
    10.25% due 07/15/15*...............   1,775,000         1,686,250
                                                         ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.6%
  Clarke American Corp.
    Senior Notes
    9.50% due 05/15/15*................     775,000           709,125
  Clarke American Corp.
    Senior Notes
    10.11% due 05/15/15*(6)............     550,000           508,750
  Indalex Holding Corp.
    Sec. Notes
    11.50% due 02/01/14................     625,000           618,750
                                                         ------------
                                                            1,836,625
                                                         ------------
ELECTRIC-GENERATION -- 1.5%
  Edison Mission Energy
    Senior Notes
    7.20% due 05/15/19*................   2,125,000         1,896,562
  Edison Mission Energy
    Senior Notes
    7.63% due 05/15/27*................   1,325,000         1,156,063
  Reliant Energy Mid-Atlantic Power
    Holdings LLC
    Pass Through Certs.
    Series B
    9.24% due 07/02/17.................     358,343           387,011
  The AES Corp.
    Sec. Notes
    8.75% due 05/15/13*................   1,325,000         1,394,562
                                                         ------------
                                                            4,834,198
                                                         ------------
ELECTRIC-INTEGRATED -- 0.5%
  Mirant Americas Generation LLC
    Senior Notes
    8.30% due 05/01/11.................     825,000           808,500
  Mirant Americas Generation LLC
    Senior Notes
    8.50% due 10/01/21.................     825,000           785,813
  Southern Energy, Inc.
    Notes
    7.90% due 07/15/09+(1)(2)(3).......   4,750,000                 0
                                                         ------------
                                                            1,594,313
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.8%
  Advanced Micro Devices, Inc.
    Senior Notes
    7.75% due 11/01/12.................  $  770,000      $    677,600
  Amkor Technology, Inc.
    Senior Notes
    9.25% due 06/01/16.................   1,720,000         1,651,200
  Freescale Semiconductor, Inc.
    Senior Notes
    9.13% due 12/15/14*................   1,125,000           992,812
  Freescale Semiconductor, Inc.
    Senior Sub. Notes
    10.13% due 12/15/16*...............   2,555,000         2,248,400
  Spansion, Inc.
    Senior Notes
    11.25% due 01/15/16*...............     100,000            94,000
                                                         ------------
                                                            5,664,012
                                                         ------------
ELECTRONICS-MILITARY -- 0.1%
  L-3 Communications Corp.
    Company Guar. Notes
    6.13% due 07/15/13.................     425,000           395,250
                                                         ------------
ENERGY-ALTERNATE SOURCES -- 0.5%
  Aventine Renewable Energy Holdings,
    Inc.
    Senior Notes
    10.00% due 04/01/17*...............     675,000           634,500
  VeraSun Energy Corp.
    Senior Notes
    9.38% due 06/01/17*................     375,000           341,250
  VeraSun Energy Corp.
    Notes
    9.88% due 12/15/12.................     650,000           667,875
                                                         ------------
                                                            1,643,625
                                                         ------------
FINANCE-AUTO LOANS -- 3.5%
  Ford Motor Credit Co. LLC
    Notes
    7.38% due 10/28/09.................   6,175,000         5,961,444
  General Motors Acceptance Corp.
    Notes
    6.75% due 12/01/14.................   3,160,000         2,840,104
  General Motors Acceptance Corp.
    Notes
    7.56% due 12/01/14(6)..............   2,350,000         2,186,872
                                                         ------------
                                                           10,988,420
                                                         ------------
FOOD-MEAT PRODUCTS -- 0.4%
  Smithfield Foods, Inc.
    Senior Notes
    7.00% due 08/01/11.................     200,000           194,000
  Smithfield Foods, Inc.
    Senior Notes
    7.75% due 07/01/17.................     960,000           926,400
                                                         ------------
                                                            1,120,400
                                                         ------------
FOOD-MISC. -- 0.4%
  Del Monte Corp.
    Company Guar. Notes
    6.75% due 02/15/15.................     600,000           543,000
  Wornick Co.
    Sec. Notes
    10.88% due 07/15/11................   1,100,000           803,000
                                                         ------------
                                                            1,346,000
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
FUNERAL SERVICES & RELATED ITEMS -- 0.7%
  Service Corp. International
    Senior Notes
    6.75% due 04/01/16.................  $  375,000      $    339,375
  Service Corp. International
    Senior Notes
    7.00% due 06/15/17.................   1,625,000         1,478,750
  Service Corp. International
    Senior Notes
    7.63% due 10/01/18.................     378,000           360,045
                                                         ------------
                                                            2,178,170
                                                         ------------
GAMBLING (NON-HOTEL) -- 0.9%
  Greektown Holdings LLC
    Senior Notes
    10.75% due 12/01/13*...............     650,000           666,250
  Jacobs Entertainment, Inc.
    Company Guar. Bonds
    9.75% due 06/15/14.................     950,000           954,750
  Waterford Gaming LLC
    Senior Notes
    8.63% due 09/15/12*................   1,099,000         1,120,980
                                                         ------------
                                                            2,741,980
                                                         ------------
GOLF -- 0.3%
  True Temper Sports, Inc.
    Company Guar. Notes
    8.38% due 09/15/11.................   1,060,000           885,100
                                                         ------------
HOME FURNISHINGS -- 0.4%
  Simmons Co.
    Senior Notes
    10.00% due 12/15/14(4).............   1,714,000         1,302,640
                                                         ------------
HOTEL/MOTEL -- 0.2%
  Gaylord Entertainment Co.
    Company Guar. Notes
    6.75% due 11/15/14.................     750,000           697,500
                                                         ------------
HUMAN RESOURCES -- 0.1%
  Team Health, Inc.
    Company Guar. Notes
    11.25% due 12/01/13................     375,000           397,500
                                                         ------------
INDEPENDENT POWER PRODUCERS -- 4.2%
  Calpine Corp.
    Sec. Notes
    8.75% due 07/15/13*(8).............   8,225,000         8,759,625
  NRG Energy, Inc.
    Company Guar. Notes
    7.38% due 02/01/16.................   2,750,000         2,653,750
  Orion Power Holdings, Inc.
    Senior Notes
    12.00% due 05/01/10................     200,000           217,000
  Reliant Energy, Inc
    Senior Notes
    7.88% due 06/15/17.................   1,275,000         1,211,250
  Reliant Energy, Inc.
    Senior Notes
    7.63% due 06/15/14.................     725,000           692,375
                                                         ------------
                                                           13,534,000
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
INSURANCE BROKERS -- 0.3%
  USI Holdings Corp.
    Senior Notes
    9.43% due 11/15/14*(6).............  $  650,000      $    617,500
  USI Holdings Corp.
    Senior Sub. Notes
    9.75% due 05/15/15*................     425,000           403,750
                                                         ------------
                                                            1,021,250
                                                         ------------
MACHINERY-FARMING -- 0.1%
  Case Corp.
    Notes
    7.25% due 01/15/16.................     475,000           467,875
                                                         ------------
MACHINERY-GENERAL INDUSTRIAL -- 0.1%
  Stewart & Stevenson LLC
    Senior Notes
    10.00% due 07/15/14*...............     275,000           283,250
                                                         ------------
MEDICAL INFORMATION SYSTEMS -- 0.4%
  Spheris, Inc.
    Senior Sub. Notes
    11.00% due 12/15/12................   1,375,000         1,361,250
                                                         ------------
MEDICAL PRODUCTS -- 0.8%
  ReAble Therapeutics Finance LLC/
    ReAble Therapeutics Finance Corp.
    Company Guar. Notes
    11.75% due 11/15/14................   1,300,000         1,300,000
  Universal Hospital Services, Inc.
    Sec. Bonds
    8.50% due 06/01/15*................     675,000           609,188
  Universal Hospital Services, Inc.
    Senior Notes
    8.76% due 06/01/15*(6).............     800,000           746,000
                                                         ------------
                                                            2,655,188
                                                         ------------
MEDICAL-HMO -- 0.5%
  Multiplan, Inc.
    Senior Sub. Notes
    10.38% due 04/15/16*...............   1,675,000         1,641,500
                                                         ------------
MEDICAL-HOSPITALS -- 4.1%
  Community Health Systems, Inc.
    Senior Notes
    8.88% due 07/15/15*................   5,130,000         4,982,512
  HCA, Inc.
    Senior Notes
    6.25% due 02/15/13.................   1,250,000         1,034,375
  HCA, Inc.
    Sec. Notes
    9.13% due 11/15/14*................     650,000           641,875
  HCA, Inc.
    Sec. Notes
    9.25% due 11/15/16*................   6,100,000         6,054,250
  HCA, Inc.
    Sec Notes.
    9.63% due 11/15/16*................     425,000           421,813
                                                         ------------
                                                           13,134,825
                                                         ------------
MEDICAL-NURSING HOMES -- 0.3%
  Sun Healthcare Group, Inc.
    Senior Sub. Notes
    9.13% due 04/15/15*................   1,075,000         1,075,000
                                                         ------------

---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
METAL PROCESSORS & FABRICATION -- 0.2%
  Metals USA, Inc.
    Sec. Notes
    11.13% due 12/01/15................  $  625,000      $    665,625
                                                         ------------
METAL-DIVERSIFIED -- 1.7%
  Freeport-McMoRan Copper & Gold, Inc.
    Senior Notes
    8.25% due 04/01/15.................     400,000           419,000
  Freeport-McMoRan Copper & Gold, Inc.
    Senior Notes
    8.38% due 04/01/17.................   2,925,000         3,071,250
  Noranda Aluminium Acquisition Corp.
    Senior Notes
    9.36% due 05/15/15*................   1,250,000         1,187,500
  Noranda Aluminium Holding Corp.
    Senior Notes
    11.15% due 11/15/14*...............     700,000           686,000
                                                         ------------
                                                            5,363,750
                                                         ------------
MULTIMEDIA -- 0.2%
  Haights Cross Operating Co.
    Company Guar. Senior Notes
    11.75% due 08/15/11................     750,000           780,000
                                                         ------------
NON-FERROUS METALS -- 0.0%
  Renco Metals, Inc.
    Bonds
    11.50% due
    07/01/03+(1)(2)(8)(16).............     600,000                 0
                                                         ------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.5%
  Allied Waste North America, Inc.
    Company Guar. Notes
    6.88% due 06/01/17.................   1,775,000         1,650,750
                                                         ------------
OIL & GAS DRILLING -- 0.1%
  Pride International, Inc.
    Senior Notes
    7.38% due 07/15/14.................     250,000           248,125
                                                         ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.9%
  Belden & Blake Corp.
    Company Guar. Sec. Notes
    8.75% due 07/15/12.................     400,000           400,000
  Brigham Exploration Co.
    Company Guar. Notes
    9.63% due 05/01/14.................   1,000,000           957,500
  Chaparral Energy, Inc.
    Company Guar. Notes
    8.50% due 12/01/15.................   1,200,000         1,077,000
  Chesapeake Energy Corp.
    Senior Notes
    6.63% due 01/15/16.................     750,000           706,875
  Dune Energy, Inc.
    Company Guar. Notes
    10.50% due 06/01/12*...............     625,000           585,937
  Encore Acquisition Co.
    Senior Sub. Notes
    6.00% due 07/15/15.................     625,000           537,500
  Encore Acquisition Co.
    Senior Sub. Notes
    6.25% due 04/15/14.................     100,000            87,000
  Energy Partners, Ltd.
    Senior Notes
    9.75% due 04/15/14*................     600,000           570,000

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
  Exco Resources, Inc.
    Company Guar. Notes
    7.25% due 01/15/11.................  $  550,000      $    545,875
  Hilcorp Energy I LP
    Senior Notes
    7.75% due 11/01/15*................   1,100,000         1,028,500
  Quicksilver Resources, Inc.
    Company Guar. Notes
    7.13% due 04/01/16.................     250,000           231,875
  Sabine Pass LNG LP
    Sec. Notes.
    7.25% due 11/30/13*................     400,000           382,000
  Sabine Pass LNG LP
    Sec. Notes.
    7.50% due 11/30/16*................   1,500,000         1,425,000
  Transmeridian Exploration, Inc.
    Company Guar. Notes
    12.00% due 12/15/10................     650,000           604,500
                                                         ------------
                                                            9,139,562
                                                         ------------
OIL-FIELD SERVICES -- 0.3%
  Allis-Chalmers Energy, Inc.
    Company Guar. Notes
    9.00% due 01/15/14.................     305,000           301,950
  Oslo Seismic Services, Inc.
    1st Mtg. Bonds
    8.28% due 06/01/11.................     694,753           710,856
                                                         ------------
                                                            1,012,806
                                                         ------------
PAPER & RELATED PRODUCTS -- 1.0%
  Bowater, Inc.
    Notes
    6.50% due 06/15/13.................     950,000           764,750
  Caraustar Industries, Inc.
    Notes
    7.38% due 06/01/09.................   1,150,000         1,069,500
  Georgia-Pacific Corp.
    Company Guar. Notes
    7.00% due 01/15/15*................     850,000           782,000
  Georgia-Pacific Corp.
    Company Guar. Notes
    7.13% due 01/15/17*................     725,000           667,000
                                                         ------------
                                                            3,283,250
                                                         ------------
PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.1%
  Psychiatric Solutions, Inc.
    Senior Sub. Notes
    7.75% due 07/15/15*................     400,000           380,000
                                                         ------------
PIPELINES -- 3.3%
  Atlas Pipeline Partners LP
    Company Guar. Notes
    8.13% due 12/15/15.................     800,000           788,000
  Copano Energy LLC
    Company Guar. Notes
    8.13% due 03/01/16.................     450,000           450,000
  Dynegy Holdings, Inc.
    Senior Notes
    7.75% due 06/01/19*................     550,000           475,750
  Dynegy Holdings, Inc.
    Senior Notes
    8.75% due 02/15/12.................   1,200,000         1,194,000

                                                           ---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
PIPELINES (CONTINUED)
  Dynegy-Roseton Danskammer
    Pass Through Certs.
    Series B
    7.67% due 11/08/16.................  $1,125,000      $  1,102,500
  El Paso Corp.
    Senior Sub. Notes
    6.88% due 06/15/14.................   1,225,000         1,198,969
  MarkWest Energy Partners LP
    Company Guar. Notes
    8.50% due 07/15/16.................   1,075,000         1,075,000
  NGC Corp Capital Trust
    Guar. Bonds
    8.32% due 06/01/27.................   2,700,000         2,349,000
  Williams Cos., Inc.
    Senior Notes
    7.88% due 09/01/21.................   1,650,000         1,716,000
                                                         ------------
                                                           10,349,219
                                                         ------------
POULTRY -- 0.2%
  Pilgrim's Pride Corp.
    Senior Sub. Notes
    8.38% due 05/01/17.................     630,000           598,500
                                                         ------------
PRINTING-COMMERCIAL -- 0.2%
  Valassis Communications, Inc.
    Senior Notes
    8.25% due 03/01/15*................     725,000           623,500
                                                         ------------
PUBLISHING-BOOKS -- 0.2%
  TL Acquisitions, Inc.
    Senior Notes
    10.50% due 01/15/15*...............     600,000           550,500
                                                         ------------
PUBLISHING-NEWSPAPERS -- 0.2%
  Medianews Group, Inc.
    Senior Sub. Notes
    6.88% due 10/01/13.................     630,000           529,200
                                                         ------------
PUBLISHING-PERIODICALS -- 0.5%
  The Reader's Digest Association, Inc.
    Senior Sub. Notes
    9.00% due 02/15/17*................   1,875,000         1,603,125
                                                         ------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.1%
  Realogy Corp.
    Senior Sub. Notes
    12.38% due 04/15/15*...............     275,000           230,313
                                                         ------------
RECYCLING -- 0.8%
  Aleris International, Inc.
    Senior Notes
    9.00% due 12/15/14*................   1,385,000         1,294,975
  Aleris International, Inc.
    Senior Sub. Notes
    10.00% due 12/15/16*...............   1,375,000         1,223,750
                                                         ------------
                                                            2,518,725
                                                         ------------
RENTAL AUTO/EQUIPMENT -- 1.1%
  H&E Equipment Services, Inc.
    Company Guar. Notes
    8.38% due 07/15/16.................     975,000           994,500
  United Rentals North America, Inc.
    Senior Sub. Notes
    7.75% due 11/15/13.................   2,325,000         2,388,938
                                                         ------------
                                                            3,383,438
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
RESEARCH & DEVELOPMENT -- 0.3%
  Alion Science and Technology Corp.
    Company Guar. Notes
    10.25% due 02/01/15................  $1,100,000      $  1,056,000
                                                         ------------
RETAIL-DISCOUNT -- 0.5%
  Dollar General Corp.
    Senior Notes
    10.63% due 07/15/15*...............   1,925,000         1,703,625
                                                         ------------
RETAIL-DRUG STORE -- 0.9%
  General Nutrition Centers, Inc.
    Senior Notes
    9.80% due 03/15/14*................     175,000           162,750
  Rite Aid Corp.
    Company Guar. Notes
    9.50% due 06/15/17*................   3,200,000         2,832,000
                                                         ------------
                                                            2,994,750
                                                         ------------
RETAIL-PETROLEUM PRODUCTS -- 0.2%
  Ferrellgas LP
    Senior Notes
    6.75% due 05/01/14.................     600,000           547,500
                                                         ------------
RETAIL-RESTAURANTS -- 0.3%
  Dave & Buster's, Inc.
    Company Guar. Notes
    11.25% due 03/15/14................     225,000           218,250
  NPC International, Inc.
    Company Guar. Notes
    9.50% due 05/01/14.................     800,000           736,000
                                                         ------------
                                                              954,250
                                                         ------------
RUBBER-TIRES -- 0.2%
  Cooper Standard Automotive, Inc.
    Company Guar. Notes
    8.38% due 12/15/14.................     850,000           739,500
                                                         ------------
RUBBER/PLASTIC PRODUCTS -- 0.0%
  Venture Holdings Co. LLC
    Company Guar. Notes
    11.00% due 06/01/07+(1)(7)(9)......     750,000             3,000
                                                         ------------
SOAP & CLEANING PREPARATION -- 0.0%
  Johnsondiversey Holdings, Inc.
    Notes
    10.67% due 05/15/13(4).............     125,000           127,500
                                                         ------------
SPECIAL PURPOSE ENTITIES -- 3.6%
  AAC Group Holding Corp.
    Senior Notes
    10.25% due 10/01/12(4).............   1,000,000           860,000
  AMR HoldCo, Inc./EmCare HoldCo, Inc.
    Senior Sub. Notes
    10.00% due 02/15/15................     600,000           630,000
  CCM Merger, Inc.
    Notes
    8.00% due 08/01/13*................     825,000           812,625
  Chukchansi Economic Development
    Authority
    Senior Notes
    8.86% due 11/15/12*(6).............     650,000           653,250
  Consolidated Communications Illinois/
    Texas Holdings, Inc.
    Senior Notes
    9.75% due 04/01/12.................   1,006,000           995,940

---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
SPECIAL PURPOSE ENTITIES (CONTINUED)
  Hawker Beechcraft Acquisition Co.
    LLC/Hawker Beechcraft Notes Co.
    Senior Sub. Notes
    9.75% due 04/01/17*................  $  500,000      $    495,000
  Hexion US Finance Corp./Hexion Nova
    Scotia Finance ULC
    Company Guar. Notes
    9.75% due 11/15/14.................     625,000           668,750
  KAR Holdings, Inc.
    Senior Notes
    8.75% due 05/01/14*................     325,000           292,500
  KAR Holdings, Inc.
    Senior Notes
    9.36% due 05/01/14*(6).............     825,000           742,500
  Local TV Finance LLC
    Senior Notes
    9.25% due 06/15/15*................     825,000           783,750
  MedCath Holdings Corp.
    Senior Notes
    9.88% due 07/15/12.................     664,000           692,220
  MXEnergy Holdings, Inc.
    Senior Notes
    12.81% due 08/01/11*(6)............   1,225,000         1,298,500
  PNA Intermediate Holding Corp.
    Senior Notes
    12.56% due 02/15/13*(6)............     275,000           279,125
  Seitel Acquisition Corp.
    Senior Notes
    9.75% due 02/15/14*................     650,000           607,750
  Snoqualmie Entertainment Authority
    Sec. Notes
    9.06% due 02/01/14*(6).............     150,000           147,750
  Snoqualmie Entertainment Authority
    Notes
    9.13% due 02/01/15*................     625,000           618,750
  Southern Star Central Corp.
    Senior Notes
    6.75% due 03/01/16.................     425,000           397,375
  Visant Corp.
    Company Guar. Notes
    7.63% due 10/01/12.................     475,000           465,500
                                                         ------------
                                                           11,441,285
                                                         ------------
SPECIFIED PURPOSE ACQUISITIONS -- 0.3%
  ESI Tractebel Acquisition Corp.
    Company Guar. Bonds
    7.99% due 12/30/11.................     892,000           914,460
                                                         ------------
STEEL-PRODUCER -- 0.3%
  Steel Dynamics, Inc.
    Senior Notes
    6.75% due 04/01/15*................   1,125,000         1,068,750
                                                         ------------
STEEL-SPECIALTY -- 0.4%
  Allegheny Technologies, Inc.
    Notes
    8.38% due 12/15/11.................     675,000           698,625
  Tube City IMS Corp.
    Company Guar. Notes
    9.75% due 02/01/15.................     450,000           437,625
                                                         ------------
                                                            1,136,250
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
STORAGE/WAREHOUSING -- 0.1%
  Mobile Services Group, Inc.
    Senior Notes
    9.75% due 08/01/14*................  $  400,000      $    420,000
                                                         ------------
TELECOM SERVICES -- 1.3%
  Cincinnati Bell Telephone Co.
    Company Guar. Notes
    7.18% due 12/15/23.................     450,000           432,000
  Cincinnati Bell Telephone Co.
    Company Guar. Notes
    7.20% due 11/29/23.................   1,850,000         1,720,500
  MasTec, Inc.
    Senior Notes
    7.63% due 02/01/17.................     750,000           738,750
  PAETEC Holding Corp.
    Senior Notes
    9.50% due 07/15/15*................   1,300,000         1,252,875
                                                         ------------
                                                            4,144,125
                                                         ------------
TELEPHONE-INTEGRATED -- 2.5%
  Cincinnati Bell, Inc.
    Senior Notes
    7.25% due 06/15/23.................     275,000           253,688
  Cincinnati Bell, Inc.
    Company Guar. Notes
    8.38% due 01/15/14.................     875,000           831,250
  Citizens Communications Co.
    Senior Notes
    7.13% due 03/15/19.................     950,000           858,562
  Citizens Communications Co.
    Senior Notes
    9.00% due 08/15/31.................   2,388,000         2,220,840
  Level 3 Financing, Inc.
    Senior Notes
    8.75% due 02/15/17*................     275,000           253,000
  Level 3 Financing, Inc.
    Company Guar. Notes
    9.25% due 11/01/14.................     500,000           477,500
  Qwest Communications International,
    Inc.
    Company Guar. Notes
    7.50% due 02/15/14.................   3,275,000         3,144,000
                                                         ------------
                                                            8,038,840
                                                         ------------
TELEVISION -- 2.1%
  Allbritton Communications Co.
    Senior Sub. Notes
    7.75% due 12/15/12.................     675,000           658,125
  Bonten Media Acquisition Co.
    Company Guar. Notes
    9.00% due 06/01/15*................     325,000           295,750
  LIN Television Corp.
    Senior Sub. Notes
    6.50% due 05/15/13.................   1,595,000         1,535,187
  Paxson Communication Corp.
    Senior Sec. Notes
    11.61% due 01/15/13*(6)............   2,775,000         2,802,750
  Young Broadcasting, Inc.
    Senior Sub. Notes
    8.75% due 01/15/14.................     800,000           676,000
  Young Broadcasting, Inc.
    Company Guar. Notes
    10.00% due 03/01/11................     875,000           796,250
                                                         ------------
                                                            6,764,062
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
---------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
THEATERS -- 0.8%
  AMC Entertainment, Inc.
    Senior Sub. Notes
    8.00% due 03/01/14.................  $1,855,000      $  1,692,688
  Cinemark, Inc.
    Senior Notes
    9.75% due 03/15/14(4)..............     800,000           720,000
                                                         ------------
                                                            2,412,688
                                                         ------------
TRANSACTIONAL SOFTWARE -- 0.4%
  Open Solutions, Inc.
    Senior Sub. Notes
    9.75% due 02/01/15*................   1,400,000         1,351,000
                                                         ------------
TRANSPORT-AIR FREIGHT -- 3.4%
  Atlas Air, Inc.
    Pass Through Certs.
    Series 1991-1, Class B
    7.63% due 01/02/15.................   6,100,446         6,695,240
  Atlas Air, Inc.
    Pass Through Certs.
    Series 2000-1, Class A
    8.71% due 01/02/20.................   1,944,074         2,072,869
  Atlas Air, Inc.
    Pass Through Certs.
    Series 1991-1, Class C
    8.77% due 01/02/11.................     586,827           557,485
  Atlas Air, Inc.
    Pass Through Certs.
    Series 2000-1, Class B
    9.06% due 07/02/17.................   1,281,640         1,525,153
                                                         ------------
                                                           10,850,747
                                                         ------------
TRANSPORT-SERVICES -- 0.3%
  Bristow Group, Inc.
    Senior Notes
    7.50% due 09/15/17*................     325,000           321,750
  PHI, Inc.
    Company Guar. Notes
    7.13% due 04/15/13.................     550,000           508,750
                                                         ------------
                                                              830,500
                                                         ------------
TRANSPORT-TRUCK -- 0.2%
  Swift Acquisition Corp.
    Sec. Notes
    12.50% due 05/15/17................     500,000           355,000
  Swift Acquisition Corp.
    Sec. Senior Notes
    13.31% due 05/15/15*(6)............     450,000           319,500
                                                         ------------
                                                              674,500
                                                         ------------
TRAVEL SERVICES -- 0.2%
  Travelport LLC
    Company Guar. Notes
    9.88% due 09/01/14.................     200,000           199,000
  Travelport LLC
    Company Guar. Notes
    9.99% due 09/01/14(6)..............     200,000           198,500
  Travelport LLC
    Company Guar. Notes
    11.88% due 09/01/16................     100,000           101,500
                                                         ------------
                                                              499,000
                                                         ------------
TOTAL CORPORATE BONDS & NOTES
  (cost $254,063,669)..................                   250,359,569
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
FOREIGN CORPORATE BONDS & NOTES -- 10.0%
BUILDING & CONSTRUCTION-MISC. -- 0.2%
  North American Energy Partners, Inc.
    Senior Notes
    8.75% due 12/01/11.................  $  610,000      $    613,050
                                                         ------------
BUILDING PRODUCTS-DOORS & WINDOWS -- 0.1%
  Masonite International Corp.
    Company Guar. Notes
    11.00% due 04/06/15................     175,000           145,250
                                                         ------------
ELECTRONIC COMPONENTS-MISC. -- 0.2%
  NXP BV/NXP Funding LLC
    Company Guar. Notes
    9.50% due 10/15/15.................     850,000           737,375
                                                         ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.3%
  Avago Technologies Finance
    Company Guar. Notes
    10.13% due 12/01/13................     950,000           983,250
                                                         ------------
FOOD-MEAT PRODUCTS -- 0.6%
  JBS SA
    Company Guar. Notes
    9.38% due 02/07/11.................     875,000           875,000
  JBS SA
    Senior Notes
    10.50% due 08/04/16*...............   1,000,000         1,037,500
                                                         ------------
                                                            1,912,500
                                                         ------------
HOUSEWARES -- 0.9%
  Vitro SA de CV
    Senior Notes
    9.13% due 02/01/17*................   2,825,000         2,712,000
                                                         ------------
INDEPENDENT POWER PRODUCER -- 0.0%
  AES Drax Energy, Ltd.
    Sec. Notes
    11.50% due 08/30/10+(1)(15)........   4,590,000             4,590
                                                         ------------
INVESTMENT COMPANIES -- 0.3%
  Algoma Acquisition Corp.
    Senior Notes
    9.88% due 06/15/15*................     850,000           803,250
                                                         ------------
MEDICAL-DRUGS -- 1.1%
  Angiotech Pharmaceuticals, Inc.
    Company Guar. Notes
    7.75% due 04/01/14.................     550,000           501,875
  Angiotech Pharmaceuticals, Inc.
    Company Guar. Notes
    9.11% due 12/01/13(6)..............     875,000           885,937
  Elan Finance PLC
    Company Guar. Bonds
    7.75% due 11/15/11.................   1,275,000         1,230,375
  Elan Finance PLC
    Company Guar. Notes
    8.88% due 12/01/13.................     925,000           911,125
                                                         ------------
                                                            3,529,312
                                                         ------------
METAL PROCESSORS & FABRICATION -- 0.0%
  International Utility Structures,
    Inc.
    Senior Sub. Notes
    10.75% due
    02/01/08+(1)(2)(10)(15)............   3,329,000            66,580
                                                         ------------

---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
---------------------------------------------------------------------
FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
MUSIC -- 0.2%
  Corporacion Interamericana de
    Entetenimiento SA de CV
    Senior Notes
    8.88% due 06/14/15*................  $  620,000      $    644,800
                                                         ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.2%
  Compton Petroleum Finance Corp.
    Company Guar. Notes
    7.63% due 12/01/13.................     775,000           724,625
  OPTI Canada, Inc.
    Notes
    7.88% due 12/15/14*................   1,475,000         1,445,500
  OPTI Canada, Inc.
    Company Guar. Notes
    8.25% due 12/15/14*................     750,000           750,000
  Paramount Resources, Ltd.
    Senior Notes
    8.50% due 01/31/13.................     885,000           902,700
                                                         ------------
                                                            3,822,825
                                                         ------------
PAPER & RELATED PRODUCTS -- 0.4%
  Abitibi-Consolidated, Inc.
    Notes
    5.25% due 06/20/08.................     125,000           120,313
  Abitibi-Consolidated, Inc.
    Notes
    6.00% due 06/20/13.................     400,000           316,000
  Abitibi-Consolidated, Inc.
    Notes
    8.55% due 08/01/10.................   1,000,000           925,000
                                                         ------------
                                                            1,361,313
                                                         ------------
PRINTING-COMMERCIAL -- 0.2%
  Quebecor World Capital Corp.
    Senior Notes
    8.75% due 03/15/16*................     850,000           769,250
                                                         ------------
SATELLITE TELECOM -- 2.1%
  Intelsat Bermuda, Ltd.
    Company Guar. Notes
    8.89% due 01/15/15(6)..............   1,190,000         1,195,950
  Intelsat Bermuda, Ltd.
    Senior Notes
    11.25% due 06/15/16................   1,600,000         1,672,000
  Intelsat Intermediate Holding Co.,
    Ltd.
    Senior Notes
    9.25% due 02/01/15(4)..............   2,575,000         2,021,375
  Intelsat, Ltd.
    Senior Notes
    6.50% due 11/01/13.................   1,900,000         1,398,875
  Intelsat, Ltd.
    Senior Notes
    7.63% due 04/15/12.................     600,000           486,000
                                                         ------------
                                                            6,774,200
                                                         ------------
SEMICONDUCTOR EQUIPMENT -- 0.1%
  MagnaChip Semiconductor SA
    Sec. Notes
    6.88% due 12/15/11.................     150,000           117,750
  MagnaChip Semiconductor SA
    Sec. Notes
    8.61% due 12/15/11(6)..............     125,000           106,875
                                                         ------------
                                                              224,625
                                                         ------------

---------------------------------------------------------------------
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
SPECIAL PURPOSE ENTITIES -- 0.8%
  Bluewater Finance, Ltd.
    Company Guar. Notes
    10.25% due 02/15/12................  $1,225,000      $  1,287,781
  Hellas Telecommunications Luxembourg
    II
    Sub. Notes
    11.11% due 01/15/15*(6)............   1,315,000         1,301,850
                                                         ------------
                                                            2,589,631
                                                         ------------
TELECOM SERVICES -- 0.8%
  Global Crossing UK Finance PLC
    Company Guar. Notes
    10.75% due 12/15/14................     525,000           548,625
  Telenet Group Holdings NV
    Notes
    11.50% due 06/15/14*(4)............   1,907,000         1,830,720
                                                         ------------
                                                            2,379,345
                                                         ------------
TRANSPORT-MARINE -- 0.4%
  Navios Maritime Holdings, Inc.
    Senior Notes
    9.50% due 12/15/14*................     625,000           661,719
  Ultrapetrol Bahamas, Ltd.
    1st Mtg. Bonds
    9.00% due 11/24/14.................     725,000           725,906
                                                         ------------
                                                            1,387,625
                                                         ------------
TRANSPORT-RAIL -- 0.1%
  Grupo Transportacion Ferroviaria
    Mexicana SA de CV
    Senior Notes
    9.38% due 05/01/12.................     350,000           369,250
                                                         ------------
TOTAL FOREIGN CORPORATE BONDS & NOTES
  (cost $37,286,055)...................                    31,830,021
                                                         ------------
LOANS -- 1.9%
BEVERAGES-NON-ALCOHOLIC -- 0.2%
  Le-Natures, Inc.
    9.36% due
    03/01/11+(1)(8)(11)(12)(15)........   1,200,000           739,500
                                                         ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
  Wind Acquisitions Holdings Finance
    S.A.
    12.61% due
    12/21/11(1)(3)(11)(12).............   1,400,000         1,409,625
                                                         ------------
LEISURE PRODUCTS -- 0.2%
  AMC Entertainment Holdings, Inc.
    10.36% due
    06/15/12(1)(3)(11)(12).............     500,000           475,000
                                                         ------------
MEDICAL-HOSPITALS -- 0.3%
  Iasis Healthcare Corp.
    10.61% due 06/15/14(1)(11)(12).....   1,000,000           971,250
                                                         ------------
OIL-FIELD SERVICES -- 0.3%
  Stallion Oilfield Service
    12.82% due
    07/30/12(1)(2)(3)(11)(12)..........   1,000,000           980,000
                                                         ------------
RENTAL AUTO/EQUIPMENT -- 0.2%
  Neff Corp.
    8.95% due 11/30/14(1)(11)(12)......     500,000           475,625
                                                         ------------
TRAVEL SERVICES -- 0.3%
  Travelport Holdngs, Ltd.
    12.35% due
    03/27/12(1)(3)(11)(12).............   1,000,000           945,000
                                                         ------------
TOTAL LOANS
  (cost $6,566,389)....................                     5,996,000
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                          SHARES/
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 5.3%
CASINO SERVICES -- 0.1%
  Capital Gaming International,
    Inc.+(1)(2)........................  $      103      $          0
  Shreveport Gaming Holdings,
    Inc.+(1)(2)(3).....................      17,578           404,698
                                                         ------------
                                                              404,698
                                                         ------------
CELLULAR TELECOM -- 4.4%
  iPCS, Inc.(1)(3).....................     427,262        13,881,742
                                                         ------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
  Critical Care Systems International,
    Inc.(1)(2)(3)......................      70,165           368,366
                                                         ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%
  Transmeridian Exploration, Inc. .....          22                40
                                                         ------------
OIL-FIELD SERVICES -- 0.7%
  Trico Marine Services, Inc.+.........      63,588         2,254,195
                                                         ------------
TOTAL COMMON STOCK
  (cost $3,970,662)....................                    16,909,041
                                                         ------------
PREFERRED STOCK -- 1.3%
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.3%
  EXCO Resources, Inc.
    Convertible
    Series A-2
    11.00%(2)(3)(5)....................         243         2,867,400
  EXCO Resources, Inc.
    Convertible
    Series A-1
    7.00%(2)(3)(5).....................          59           696,200
  Transmeridian Exploration, Inc.
    Convertible
    15.00%(2)..........................       6,943           534,611
                                                         ------------
                                                            4,098,211
                                                         ------------
TOTAL PREFERRED STOCK
  (cost $3,689,205)....................                     4,098,211
                                                         ------------
WARRANTS -- 0.0%+
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
  Advanstar Holdings Corp.
    Expires 10/15/11
    (strike price $0.01)(1)(2).........       1,000            90,000
                                                         ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%
  Transmeridian Exploration, Inc.
    Expires 12/15/10
    (strike price $4.31)(2)............      44,885             4,489
                                                         ------------
TELECOM SERVICES -- 0.0%
  KMC Telecom Holdings, Inc.
    Expires 01/31/08
    (strike price $0.01)(1)(2).........       4,650                 0
  Leap Wireless International, Inc.
    Expires 04/15/10
    (strike price $96.80)*(1)(2).......       3,500                 0
                                                         ------------
                                                                    0
                                                         ------------

---------------------------------------------------------------------
                                          SHARES/
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
TELEPHONE-INTEGRATED -- 0.0%
  GT Group Telecom, Inc.
    Expires 02/01/10
    (strike price $0.00)(1)(2).........       2,400      $         24
                                                         ------------
TOTAL WARRANTS
  (cost $291,962)......................                        94,513
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $308,350,088)..................                   311,750,542
                                                         ------------
REPURCHASE AGREEMENT -- 0.7%
  State Street Bank & Trust Co.
    Joint Repurchase Agreement(14)
    (cost $2,238,000)..................  $2,238,000         2,238,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $310,588,088)(13)..............        98.5%      313,988,542
Other assets less liabilities..........         1.5         4,666,687
                                         ----------      ------------
NET ASSETS.............................       100.0%     $318,655,229
                                         ==========      ============

------------
 * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2007, the aggregate value of these securities was $97,592,354 representing 30.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
 +    Non-income producing security
 (1)  Illiquid security
 (2)  Fair valued security; see Note 3
 (3) To the extent permitted by the Statement of Additional Information, the High-Yield Bond Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2007, the High-Yield Bond Portfolio held the following restricted securities:

                                          PRINCIPAL                                 MARKET      % OF
                            ACQUISITION    AMOUNT/     ACQUISITION     MARKET        VALUE      NET
NAME                           DATE         SHARES        COST          VALUE      PER SHARE   ASSETS
----                        -----------   ----------   -----------   -----------   ---------   ------
AMC Entertainment Holdings
 10.36% due 06/15/12
 Loan Agreement...........     6/8/07     $  500,000   $  487,500    $   475,000    $    1      0.15%
Critical Care Systems
 International, Inc.
 Common Stock.............    6/20/06         70,165   $  583,324        368,366         5      0.12%
Exco Resources, Inc.
 11.00%, Series A-2,
 Preferred Stock..........    3/29/07            243   $2,430,000      2,867,400    11,800      0.90%
Exco Resources, Inc.
 7.00%, Series A-1,
 Preferred Stock..........    3/29/07             59      590,000        696,200    11,800      0.22%
ICO North America, Inc.
 7.50% due 08/15/09.......    8/11/05     $1,125,000    1,125,000      1,136,250         1      0.36%
IPCS, Inc. Common Stock...    7/20/04     $  427,262    6,481,899     13,881,742        32      4.36%

---------------------

SUNAMERICA SERIES TRUST HIGH-YIELD BOND PORTFOLIO

--------------------------------------------------------------------------------

                                          PRINCIPAL                                 MARKET      % OF
                            ACQUISITION    AMOUNT/     ACQUISITION     MARKET        VALUE      NET
NAME                           DATE         SHARES        COST          VALUE      PER SHARE   ASSETS
----                        -----------   ----------   -----------   -----------   ---------   ------
Shreveport Gaming
 Holdings, Inc.
 Common Stock.............    7/21/05          2,402       55,313
                              7/29/05         15,176      349,393
                                          ----------   ----------
                                              17,578      404,706        404,698        23      0.13%
Southern Energy, Inc.
 7.90% due 07/15/09.......    1/10/06     $4,750,000            0              0         0      0.00%
Stallion Oilfield Service
 12.82% due 07/30/12
 Loan Agreement...........    7/18/07      1,000,000      980,000        980,000         1      0.31%
Travelport Holdings, Ltd.
 12.35% due 03/27/12
 Loan Agreement...........    3/30/07      1,000,000      970,000        945,000         1      0.30%
Wind Acquisition Holdings
 Finance S.A.
 12.61% due 12/21/11
 Loan Agreement...........    3/15/07        400,000      413,733
                              2/27/07        200,000      208,021
                               3/6/07        200,000      207,302
                              3/19/07        200,000      206,909
                              6/21/07        400,000      415,000
                                          ----------   ----------
                                           1,400,000    1,450,965      1,409,625         1      0.44%
                                                                     -----------                ----
                                                                     $23,164,281                7.29%
                                                                     ===========                ====

 (4) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
 (5) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
 (6) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2007.
 (7)  Bond is in default and did not pay principal at maturity.
 (8)  Company has filed Chapter 11 bankruptcy protection.
 (9)  Company has filed Chapter 7 bankruptcy protection.
(10)  Company has filed bankruptcy in country of issuance.
(11) Senior Loans are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12) The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(13)  See Note 5 for cost of investments on a tax basis.
(14)  See Note 3 for details of Joint Repurchase Agreements
(15)  Bond in default
(16) Security is subject to litigation, the outcome of which is still to be determined. At the time of maturity, defaulted in both principal and interest.
ADR -- American Depository Receipt

See Notes to Financials Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Sovereign.................................................   37.5%
Oil Companies-Exploration & Production....................   10.0
Finance-Investment Banker/Broker..........................    4.2
Repurchase Agreements.....................................    3.9
Special Purpose Entities..................................    3.3
Banks-Commercial..........................................    2.7
Paper & Related Products..................................    2.5
Casino Hotels.............................................    2.0
Finance-Auto Loans........................................    1.9
Pipelines.................................................    1.8
Containers-Paper/Plastic..................................    1.4
Chemicals-Specialty.......................................    1.2
Medical-Hospitals.........................................    1.2
Chemicals-Diversified.....................................    1.1
Containers-Metal/Glass....................................    1.1
Diversified Financial Services............................    1.1
Cable TV..................................................    1.0
Electric-Integrated.......................................    0.9
Poultry...................................................    0.9
Retail-Automobile.........................................    0.9
Telecom Services..........................................    0.9
Electric-Generation.......................................    0.7
Publishing-Periodicals....................................    0.7
Telephone-Integrated......................................    0.7
Commercial Services.......................................    0.6
Diversified Manufacturing Operations......................    0.6
Real Estate Investment Trusts.............................    0.6
Television................................................    0.6
Apparel Manufacturers.....................................    0.5
Coal......................................................    0.5
Independent Power Producers...............................    0.5
Instruments-Scientific....................................    0.5
Metal-Aluminum............................................    0.5
Non-Hazardous Waste Disposal..............................    0.5
Oil-Field Services........................................    0.5
Satellite Telecom.........................................    0.5
Transport-Services........................................    0.5
Finance-Mortgage Loan/Banker..............................    0.4
Food-Meat Products........................................    0.4
Gambling (Non-Hotel)......................................    0.4
Multimedia................................................    0.4
Retail-Petroleum Products.................................    0.4
Wireless Equipment........................................    0.4
Advanced Materials........................................    0.3
Auto/Truck Parts & Equipment-Original.....................    0.3
Building & Construction Products-Misc. ...................    0.3
Consumer Products-Misc. ..................................    0.3
Electronic Components-Semiconductors......................    0.3
Food-Wholesale/Distribution...............................    0.3
Medical Products..........................................    0.3
Office Furnishings-Original...............................    0.3
Pharmacy Services.........................................    0.3
Printing-Commercial.......................................    0.3
Retail-Apparel/Shoe.......................................    0.3
Retail-Drug Store.........................................    0.3
Agricultural Chemicals....................................    0.2
Airlines..................................................    0.2
Auto-Cars/Light Trucks....................................    0.2%
Beverages-Wine/Spirits....................................    0.2
Chemicals-Other...........................................    0.2
Computer Services.........................................    0.2
Dialysis Centers..........................................    0.2
Food-Misc. ...............................................    0.2
Medical-Drugs.............................................    0.2
Medical-Nursing Homes.....................................    0.2
Medical-Outpatient/Home Medical...........................    0.2
Metal-Diversified.........................................    0.2
Miscellaneous Manufacturing...............................    0.2
Seismic Data Collection...................................    0.2
Telecommunication Equipment...............................    0.2
Tobacco...................................................    0.2
Advertising Agencies......................................    0.1
Building Products-Air & Heating...........................    0.1
Diversified Operations....................................    0.1
Diversified Operations/Commercial Services................    0.1
Food-Retail...............................................    0.1
Machinery-Electrical......................................    0.1
Real Estate Management/Services...........................    0.1
Specified Purpose Acquisitions............................    0.1
U.S. Government Treasuries................................    0.1
                                                            -----
                                                            100.6%
                                                            =====

------------
*   Calculated as a percentage of net assets

---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------

COUNTRY ALLOCATION*
United States.............................................   49.2%
Brazil....................................................    7.1
Philippines...............................................    5.5
Russia....................................................    5.1
Mexico....................................................    5.0
Venezuela.................................................    4.9
Luxembourg................................................    3.8
Turkey....................................................    2.6
Netherlands...............................................    2.5
Argentina.................................................    2.3
Canada....................................................    1.8
Peru......................................................    1.6
Panama....................................................    1.4
Colombia..................................................    1.3
Cayman Islands............................................    1.0
Bulgaria..................................................    0.7
Chile.....................................................    0.7
Ecuador...................................................    0.6
Ukrainian SSR.............................................    0.6
Bermuda...................................................    0.5
Trinidad and Tobago.......................................    0.5
Egypt.....................................................    0.4
France....................................................    0.4
Nigeria...................................................    0.3
Denmark...................................................    0.2
Ivory Coast...............................................    0.2
Qatar.....................................................    0.2
Ireland...................................................    0.1
United Kingdom............................................    0.1
                                                            -----
                                                            100.6%
                                                            =====
CREDIT QUALITY#+
AA........................................................    0.8%
A.........................................................    4.9
BBB.......................................................   18.4
BB........................................................   37.1
B.........................................................   24.6
CCC.......................................................    5.2
Below C...................................................    0.6
Not Rated@................................................    8.4
                                                            -----
                                                            100.0%
                                                            =====

------------
*   Calculated as a percentage of net assets
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source
+   Source: Standard & Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

                                                           ---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------


                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
--------------------------------------------------------------------
ASSET BACKED SECURITIES -- 1.1%
DIVERSIFIED FINANCIAL SERVICES -- 1.1%
  Bear Stearns Structured Products, Inc.
    Series 2007-N2, Class 13C
    0.00% due
    07/27/36*(1)(2)(6)(12).......           3,353,073   $     97,239
  Bear Stearns Structured Products, Inc.
    Series 2007-N2, Class 14C
    0.00% due
    08/27/36*(2)(6)(12)..........           3,033,352         86,451
  Bear Stearns Structured Products, Inc.
    Series 2007-N2, Class 12C
    0.00% due
    02/27/37*(1)(2)(6)(12).......           2,567,262         86,565
  Bear Stearns Structured Products, Inc.
    Series 2007-N5, Class 5C
    0.00% due
    04/25/37*(2)(6)(12)..........           3,640,903        131,072
  Bear Stearns Structured Products, Inc.
    Series 2007-N3, Class 10C
    0.00% due
    04/27/37*(1)(2)(6)(12).......           3,207,883        104,256
  Countrywide Alternative Loan Trust
    Series 2006-OA22, Class CP
    0.00% due
    09/25/35*(1)(6)(12)..........           2,338,742         99,613
  Countrywide Alternative Loan Trust
    Series 2007-OA7, Class CP
    0.00% due
    05/25/47*(1)(6)(12)..........           2,119,395         98,622
  Residential Accredit Loans,
    Inc.
    Series 2007-QO3, Class SB
    0.00% due
    03/25/47*(1)(6)(12)..........           1,683,856         82,088
  Residential Accredit Loans,
    Inc.
    Series 2007-QO4, Class SB
    0.00% due
    05/25/47*(1)(6)(12)..........           2,721,338        136,067
                                                        ------------
TOTAL ASSET BACKED SECURITIES
  (cost $854,307)................                            921,973
                                                        ------------
CORPORATE BONDS & NOTES -- 45.1%
ADVANCED MATERIALS -- 0.3%
  Hexcel Corp.
    Senior Sub. Notes
    6.75% due 02/01/15...........             285,000        270,750
                                                        ------------
ADVERTISING AGENCY -- 0.1%
  Interpublic Group of Cos., Inc.
    Notes
    6.25% due 11/15/14...........             140,000        119,000
                                                        ------------
AGRICULTURAL CHEMICALS -- 0.2%
  Terra Capital, Inc.
    Company Guar. Notes
    7.00% due 02/01/17...........             195,000        184,275
                                                        ------------
AIRLINES -- 0.2%
  DAE Aviation Holdings, Inc.
    Senior Notes
    11.25% due 08/01/15..........             190,000        184,300
                                                        ------------

--------------------------------------------------------------------

                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
APPAREL MANUFACTURERS -- 0.5%
  Oxford Industries, Inc.
    Senior Notes
    8.88% due 06/01/11...........             150,000   $    151,500
  Phillips-Van Heusen
    Senior Notes
    7.25% due 02/15/11...........             275,000        273,625
                                                        ------------
                                                             425,125
                                                        ------------
AUTO-CARS/LIGHT TRUCKS -- 0.2%
  General Motors Corp.
    Senior Notes
    7.13% due 07/15/13...........             100,000         85,000
  General Motors Corp.
    Senior Bonds
    8.38% due 07/15/33...........             135,000        111,038
                                                        ------------
                                                             196,038
                                                        ------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.3%
  Arvinmeritor, Inc.
    Senior Notes
    8.75% due 03/01/12...........             275,000        268,125
                                                        ------------
BEVERAGES-WINE/SPIRITS -- 0.2%
  Constellation Brands, Inc.
    Senior Notes
    7.25% due 05/15/17*..........             155,000        144,925
                                                        ------------
BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.3%
  Nortek, Inc.
    Senior Sub. Notes
    8.50% due 09/01/14...........             310,000        266,600
                                                        ------------
BUILDING PRODUCTS-AIR & HEATING -- 0.1%
  Goodman Global Holdings, Inc.
    Senior Notes
    8.36% due 06/15/12(3)........              54,000         53,460
                                                        ------------
CABLE TV -- 1.0%
  Cablevision Systems Corp.
    Senior Notes
    9.82% due 04/01/09(3)........             335,000        336,675
  CCH I LLC/CCH II Capital Corp.
    Sec. Notes
    11.00% due 10/01/15..........             116,000        116,000
  Echostar DBS Corp.
    Company Guar. Senior Notes
    6.38% due 10/01/11...........             360,000        345,600
  Echostar DBS Corp.
    Company Guar. Notes
    6.63% due 10/01/14...........              30,000         27,900
                                                        ------------
                                                             826,175
                                                        ------------
CASINO HOTELS -- 2.0%
  Las Vegas Sands Corp.
    Company Guar. Senior Notes
    6.38% due 02/15/15...........             325,000        299,000
  MGM Mirage, Inc.
    Company Guar. Sec. Senior
    Notes
    6.00% due 10/01/09...........             660,000        646,800
  Park Place Entertainment Corp.
    Senior Sub. Notes
    8.88% due 09/15/08...........             300,000        306,000

---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------


                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
CASINO HOTELS (CONTINUED)
  Station Casinos, Inc.
    Senior Notes
    6.00% due 04/01/12...........             385,000   $    352,275
  Station Casinos, Inc.
    Senior Notes
    7.75% due 08/15/16...........             105,000         98,437
                                                        ------------
                                                           1,702,512
                                                        ------------
CHEMICALS-DIVERSIFIED -- 0.8%
  Equistar Chemicals LP
    Senior Notes
    10.63% due 05/01/11..........             100,000        104,500
  Equistar Chemicals LP/Equistar
    Funding Corp.
    Company Guar. Notes
    10.13% due 09/01/08..........             129,000        133,515
  Innophos Holdings, Inc.
    Senior Notes
    9.50% due 04/15/12*..........             110,000        110,000
  Lyondell Chemical Co.
    Company Guar. Notes
    10.50% due 06/01/13..........              95,000        102,600
  Westlake Chemical Corp.
    Company Guar. Sr. Notes
    6.63% due 01/15/16...........             195,000        178,425
                                                        ------------
                                                             629,040
                                                        ------------
CHEMICALS-OTHER -- 0.2%
  Innophos, Inc.
    Company Guar. Senior Sub.
    Notes
    8.88% due 08/15/14...........             175,000        175,875
                                                        ------------
CHEMICALS-SPECIALTY -- 0.9%
  Johnsondiversey Holdings, Inc.
    Company Guar. Notes
    9.63% due 05/15/12...........             205,000        211,150
  JohnsonDiversey, Inc.
    Senior Sub. Notes
    9.63% due 05/15/12...........  EUR         95,000        135,173
  Nalco Co.
    Senior Notes
    7.75% due 11/15/11...........             180,000        176,400
  Nalco Co.
    Senior Sub. Notes
    8.88% due 11/15/13...........             220,000        216,700
                                                        ------------
                                                             739,423
                                                        ------------
COAL -- 0.5%
  Foundation Pennsylvania Coal
    Co.
    Company Guar. Senior Notes
    7.25% due 08/01/14...........              70,000         65,800
  Massey Energy Co.
    Company Guar. Notes
    6.88% due 12/15/13...........             370,000        326,062
                                                        ------------
                                                             391,862
                                                        ------------
COMMERCIAL SERVICES -- 0.6%
  Aramark Services, Inc.
    Company Guar. Notes
    5.00% due 06/01/12...........             110,000         90,200

--------------------------------------------------------------------

                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
COMMERCIAL SERVICES (CONTINUED)
  Iron Mountain, Inc.
    Company Guar. Senior Notes
    7.75% due 01/15/15...........             210,000   $    194,775
  Iron Mountain, Inc.
    Company Guar. Senior Notes
    8.63% due 04/01/13...........             225,000        220,500
                                                        ------------
                                                             505,475
                                                        ------------
COMPUTER SERVICES -- 0.2%
  Sungard Data Systems, Inc.
    Company Guar. Notes
    9.13% due 08/15/13...........             195,000        195,975
                                                        ------------
CONSUMER PRODUCTS-MISC. -- 0.3%
  Jarden Corp.
    Company Guar. Notes
    7.50% due 05/01/17...........             240,000        216,000
                                                        ------------
CONTAINERS-METAL/GLASS -- 0.9%
  Crown Americas LLC
    Company Guar. Notes
    7.63% due 11/15/13...........             225,000        221,625
  Owens-Illinois, Inc.
    Senior Notes
    7.35% due 05/15/08...........              30,000         29,925
  Owens-Illinois, Inc.
    Debentures
    7.50% due 05/15/10...........             535,000        526,975
                                                        ------------
                                                             778,525
                                                        ------------
CONTAINERS-PAPER/PLASTIC -- 1.4%
  Berry Plastics Holding Corp.
    Sec. Notes
    8.88% due 09/15/14...........             370,000        355,200
  Berry Plastics Holding Corp.
    Company Guar. Notes
    10.25% due 03/01/16..........             170,000        160,650
  Graham Packaging Co., Inc.
    Senior Guar. Notes
    8.50% due 10/15/12...........              60,000         56,100
  Graham Packaging Co., Inc.
    Senior Sub. Guar. Notes
    9.88% due 10/15/14...........             295,000        277,300
  Graphic Packaging
    International, Inc.
    Senior Sub. Notes
    9.50% due 08/15/13...........             320,000        320,000
                                                        ------------
                                                           1,169,250
                                                        ------------
DIALYSIS CENTERS -- 0.2%
  DaVita, Inc.
    Company Guar. Notes
    6.63% due 03/15/13...........             180,000        171,900
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.6%
  Koppers Holdings, Inc.
    Senior Notes
    9.88% due 11/15/14(4)........             165,000        139,012

                                                           ---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------


                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
  Koppers Industries
    Company Guar. Notes
    9.88% due 10/15/13...........             110,000   $    116,600
  RBS Global, Inc./Rexnord Corp.
    Company Guar. Notes
    9.50% due 08/01/14...........             295,000        284,675
                                                        ------------
                                                             540,287
                                                        ------------
DIVERSIFIED MINERALS -- 0.0%
  Glencore Nickel Property, Ltd.
    Bonds
    9.00% due 12/01/14(5)(6)+....             135,000             14
                                                        ------------
DIVERSIFIED OPERATIONS -- 0.1%
  Capmark Financial Group, Inc.
    Company Guar. Notes
    5.88% due 05/10/12*..........              50,000         46,753
  Capmark Financial Group, Inc.
    Company Guar. Notes
    6.30% due 05/10/17*..........              25,000         22,146
                                                        ------------
                                                              68,899
                                                        ------------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.1%
  Aramark Corp.
    Senior Notes
    8.50% due 02/01/15*..........              55,000         51,838
  Aramark Corp.
    Senior Notes
    8.86% due 02/01/15*(3).......              15,000         13,950
                                                        ------------
                                                              65,788
                                                        ------------
ELECTRIC-GENERATION -- 0.4%
  The AES Corp.
    Senior Notes
    7.75% due 03/01/14...........             135,000        131,288
  The AES Corp.
    Senior Notes
    8.88% due 02/15/11...........              26,000         26,390
  The AES Corp.
    Sec. Notes
    9.00% due 05/15/15*..........             175,000        184,187
  The AES Corp.
    Senior Notes
    9.38% due 09/15/10...........              30,000         30,750
                                                        ------------
                                                             372,615
                                                        ------------
ELECTRIC-INTEGRATED -- 0.9%
  Ipalco Enterprises, Inc.
    Sec. Notes
    8.38% due 11/14/08...........             165,000        166,238
  Ipalco Enterprises, Inc.
    Senior Sec. Notes
    8.63% due 11/14/11...........              80,000         82,400
  Nevada Power Co.
    General Refunding Mtg.
    8.25% due 06/01/11...........             140,000        151,451
  PSEG Energy Holdings LLC
    Senior Notes
    8.63% due 02/15/08...........             192,000        194,148

--------------------------------------------------------------------

                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
ELECTRIC-INTEGRATED (CONTINUED)
  Sierra Pacific Power Co.
    General Ref. Mtg. Bond
    6.25% due 04/15/12...........             120,000   $    121,190
                                                        ------------
                                                             715,427
                                                        ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.3%
  Freescale Semiconductor, Inc.
    Senior Notes
    8.88% due 12/15/14*..........             295,000        269,188
                                                        ------------
FINANCE-AUTO LOANS -- 1.9%
  Ford Motor Credit Co. LLC
    Senior Notes
    5.80% due 01/12/09...........             240,000        230,474
  Ford Motor Credit Co. LLC
    Notes
    7.00% due 10/01/13...........             360,000        323,959
  Ford Motor Credit Co.
    Senior Notes
    7.25% due 10/25/11...........             270,000        246,778
  General Motors Acceptance Corp.
    Notes
    4.38% due 12/10/07...........             245,000        241,752
  General Motors Acceptance Corp.
    Notes
    6.88% due 09/15/11...........             575,000        534,692
                                                        ------------
                                                           1,577,655
                                                        ------------
FINANCE-INVESTMENT BANKER/BROKER -- 4.2%
  Citigroup Funding, Inc.
    (Turkish T-Bill Linked)
    zero coupon due 08/14/08*....           1,050,000      1,388,394
  Citigroup Funding, Inc.
    (Brazil Inflationary Linked
    Note)
    6.00% due 05/18/09*..........             350,000        442,818
  JP Morgan
    (Structured Note Brazilian
    Real Linked)
    zero coupon due
    01/03/12*(6).................  BRL      2,370,000      1,219,758
  JPMorgan Chase & Co.
    Senior Notes
    7.00% due 06/28/17*..........  RUB     12,000,000        466,581
                                                        ------------
                                                           3,517,551
                                                        ------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.4%
  Residential Capital LLC Company
    Guar. Notes
    6.38% due 06/30/10...........             205,000        192,981
  Residential Capital LLC Company
    Guar. Notes
    6.50% due 04/17/13...........             180,000        161,528
                                                        ------------
                                                             354,509
                                                        ------------
FOOD-MEAT PRODUCTS -- 0.4%
  Smithfield Foods, Inc.
    Senior Notes
    7.00% due 08/01/11...........             225,000        218,250

---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------


                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
FOOD-MEAT PRODUCTS (CONTINUED)
  Smithfield Foods, Inc.
    Senior Notes
    7.75% due 05/15/13...........             100,000   $     98,500
  Smithfield Foods, Inc.
    Senior Notes
    8.00% due 10/15/09...........              50,000         51,000
                                                        ------------
                                                             367,750
                                                        ------------
FOOD-MISC. -- 0.2%
  Michael Foods, Inc.
    Senior Sub. Notes
    8.00% due 11/15/13...........             155,000        150,350
                                                        ------------
FOOD-RETAIL -- 0.1%
  Delhaize America, Inc.
    Company Guar. Notes
    9.00% due 04/15/31...........              74,000         81,742
                                                        ------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.3%
  Supervalu, Inc.
    Notes
    7.50% due 05/15/12...........             145,000        144,677
  Supervalu, Inc.
    Senior Notes
    7.50% due 11/15/14...........             100,000         95,500
                                                        ------------
                                                             240,177
                                                        ------------
GAMBLING (NON-HOTEL) -- 0.4%
  Isle of Capri Casinos, Inc.
    Company Guar. Senior Sec.
    Notes
    7.00% due 03/01/14...........             415,000        374,019
                                                        ------------
INDEPENDENT POWER PRODUCERS -- 0.5%
  NRG Energy, Inc.
    Company Guar. Notes
    7.38% due 01/15/17...........             200,000        193,000
  Reliant Energy, Inc
    Senior Notes
    7.88% due 12/31/17...........             195,000        185,250
                                                        ------------
                                                             378,250
                                                        ------------
INSTRUMENTS-SCIENTIFIC -- 0.5%
  Fisher Scientific
    International, Inc.
    Senior Sub. Notes
    6.13% due 07/01/15...........             405,000        393,373
                                                        ------------
INTERNET CONNECTIVITY SERVICES -- 0.0%
  Rhythms Netconnections, Inc.
    Senior Notes
    13.50% due 05/15/08(5)(6)+...           1,700,000              0
  Rhythms Netconnections, Inc.
    Senior Notes
    14.00% due 02/15/10(5)(6)+...             400,000              0
                                                        ------------
                                                                   0
                                                        ------------
MACHINERY-ELECTRICAL -- 0.1%
  Baldor Electric Co.
    Senior Notes
    8.63% due 02/15/17...........              90,000         92,250
                                                        ------------

--------------------------------------------------------------------

                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
MEDICAL PRODUCTS -- 0.3%
  Fresenius Medical Care Capital
    Trust
    Company Guar. Notes
    7.88% due 06/15/11...........             190,000   $    193,800
  Invacare Corp.
    Company Guar. Notes
    9.75% due 02/15/15...........              45,000         42,750
                                                        ------------
                                                             236,550
                                                        ------------
MEDICAL-DRUGS -- 0.2%
  Warner Chilcott Corp.
    Company Guar. Notes
    8.75% due 02/01/15...........             170,000        165,750
                                                        ------------
MEDICAL-HOSPITALS -- 1.2%
  Columbia HCA, Inc.
    Notes
    7.69% due 06/15/25...........             275,000        227,934
  Community Health Systems, Inc.
    Senior Notes
    8.88% due 07/15/15*..........             190,000        184,537
  HCA, Inc.
    Senior Notes
    5.75% due 03/15/14...........             135,000        103,950
  HCA, Inc.
    Senior Notes
    6.25% due 02/15/13...........             165,000        136,538
  HCA, Inc.
    Bonds
    6.50% due 02/15/16...........             200,000        154,000
  Tenet Healthcare Corp.
    Senior Notes
    7.38% due 02/01/13...........             115,000         96,025
  Tenet Healthcare Corp.
    Senior Notes
    9.88% due 07/01/14...........              85,000         75,650
                                                        ------------
                                                             978,634
                                                        ------------
MEDICAL-NURSING HOMES -- 0.2%
  Sun Healthcare Group, Inc.
    Senior Sub. Notes
    9.13% due 04/15/15*..........             140,000        140,000
                                                        ------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.2%
  National Mentor Holdings, Inc.
    Company Guar. Notes
    11.25% due 07/01/14..........             170,000        179,350
                                                        ------------
METAL-DIVERSIFIED -- 0.2%
  Freeport-McMoRan Copper & Gold,
    Inc.
    Senior Notes
    8.38% due 04/01/17...........             170,000        178,500
                                                        ------------
MISCELLANEOUS MANUFACTURING -- 0.2%
  Propex Fabrics, Inc..
    Company Guar. Notes
    10.00% due 12/01/12..........             205,000        174,250
                                                        ------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.5%
  Allied Waste North America,
    Inc. Sec. Notes
    5.75% due 02/15/11...........             125,000        117,500

                                                           ---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------


                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL (CONTINUED)
  Allied Waste North America,
    Inc. Sec. Notes
    6.38% due 04/15/11...........              75,000   $     71,532
  Allied Waste North America,
    Inc. Senior Notes
    7.88% due 04/15/13...........             155,000        153,450
  Allied Waste North America,
    Inc. Company Guar. Notes
    9.25% due 09/01/12...........              47,000         48,821
                                                        ------------
                                                             391,303
                                                        ------------
OFFICE FURNISHINGS-ORIGINAL -- 0.3%
  Interface, Inc.
    Senior Sub. Notes
    9.50% due 02/01/14...........             205,000        213,200
  Interface, Inc.
    Senior Notes
    10.38% due 02/01/10..........              60,000         62,400
                                                        ------------
                                                             275,600
                                                        ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 7.0%
  Chaparral Energy, Inc.
    Company Guar. Notes
    8.50% due 12/01/15...........             315,000        282,713
  Chaparral Energy, Inc.
    Senior Notes
    8.88% due 02/01/17*..........              45,000         40,950
  Chesapeake Energy Corp.
    Senior Notes
    6.38% due 06/15/15...........              95,000         89,181
  Chesapeake Energy Corp.
    Company Guar. Notes
    7.50% due 09/15/13...........             310,000        311,937
  Cimarex Energy Co.
    Senior Notes
    7.13% due 05/01/17...........              60,000         56,700
  Hilcorp Energy I LP
    Senior Notes
    7.75% due 11/01/15*..........             415,000        388,025
  Pemex Project Funding Master
    Trust
    Company Guar. Notes
    6.66% due 06/15/10*(3).......           1,000,000      1,020,000
  Pemex Project Funding Master
    Trust
    Company Guar. Notes
    8.63% due 12/01/23...........             440,000        529,100
  Pemex Project Funding Master
    Trust
    Company Guar. Notes
    9.13% due 10/13/10...........           1,130,000      1,237,350
  Pemex Project Funding Master
    Trust
    Company Guar. Notes
    9.50% due 09/15/27...........           1,270,000      1,660,525
  Pogo Producing Co.
    Senior Sub. Notes
    6.88% due 10/01/17...........             280,000        281,400
                                                        ------------
                                                           5,897,881
                                                        ------------

--------------------------------------------------------------------

                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
OIL-FIELD SERVICES -- 0.5%
  Hanover Compressor Co. Company
    Guar. Senior Notes
    8.63% due 12/15/10...........              40,000   $     42,100
  Hanover Compressor Co.
    Senior Notes
    9.00% due 06/01/14...........              70,000         77,175
  Hanover Equipment Trust
    Senior Sec. Notes
    8.50% due 09/01/08...........              62,000         62,000
  Hanover Equipment Trust
    Senior Sec. Notes
    8.75% due 09/01/11...........             195,000        200,850
                                                        ------------
                                                             382,125
                                                        ------------
PAPER & RELATED PRODUCTS -- 0.3%
  Georgia-Pacific Corp.
    Company Guar. Notes
    7.13% due 01/15/17*..........             225,000        207,000
  Glatfelter
    Company Guar. Notes
    7.13% due 05/01/16...........              70,000         68,950
                                                        ------------
                                                             275,950
                                                        ------------
PHARMACY SERVICES -- 0.3%
  Omnicare, Inc.
    Senior Sub. Notes
    6.75% due 12/15/13...........             215,000        196,725
  Omnicare, Inc.
    Senior Sub. Notes
    6.88% due 12/15/15...........              75,000         67,688
                                                        ------------
                                                             264,413
                                                        ------------
PIPELINES -- 1.8%
  Colorado Interstate Gas Co.
    Senior Notes
    6.80% due 11/15/15...........             420,000        431,323
  Dynegy Holdings, Inc.
    Senior Notes
    7.75% due 06/01/19*..........             205,000        177,325
  Kinder Morgan, Inc.
    Senior Notes
    6.50% due 09/01/12...........             310,000        294,500
  Pacific Energy Partners LP
    Senior Notes
    7.13% due 06/15/14...........             185,000        188,765
  Williams Cos., Inc.
    Senior Notes
    7.88% due 09/01/21...........             395,000        410,800
                                                        ------------
                                                           1,502,713
                                                        ------------
POULTRY -- 0.9%
  Pilgrim's Pride Corp.
    Senior Notes
    7.63% due 05/01/15...........             310,000        299,150
  Pilgrim's Pride Corp.
    Company Guar. Notes
    9.63% due 09/15/11...........             440,000        448,800
                                                        ------------
                                                             747,950
                                                        ------------

---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------


                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
PRINTING-COMMERCIAL -- 0.3%
  Valassis Communications, Inc.
    Senior Notes
    8.25% due 03/01/15*..........             255,000   $    219,300
                                                        ------------
PUBLISHING-PERIODICALS -- 0.7%
  Dex Media East LLC
    Company Guar. Notes
    12.13% due 11/15/12..........             101,000        107,691
  Dex Media West LLC
    Senior Sub. Notes
    9.88% due 08/15/13...........             156,000        163,800
  Idearc, Inc.
    Company Guar. Notes
    8.00% due 11/15/16...........             290,000        274,775
                                                        ------------
                                                             546,266
                                                        ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
  Host Marriott LP
    Senior Notes
    7.13% due 11/01/13...........             520,000        505,700
                                                        ------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.1%
  Realogy Corp.
    Senior Notes
    10.50% due 04/15/14*.........              95,000         87,875
                                                        ------------
RETAIL-APPAREL/SHOE -- 0.3%
  Brown Shoe, Inc.
    Company Guar. Notes
    8.75% due 05/01/12...........             215,000        219,300
                                                        ------------
RETAIL-AUTOMOBILE -- 0.9%
  Asbury Automotive Group, Inc.
    Senior Sub. Notes
    3.63% due 03/15/17*..........             105,000         96,600
  Penske Auto Group, Inc.
    Company Guar. Notes
    7.75% due 12/15/16...........             185,000        177,600
  Sonic Automotive, Inc.
    Senior Sub. Notes
    8.63% due 08/15/13...........             495,000        491,287
                                                        ------------
                                                             765,487
                                                        ------------
RETAIL-DRUG STORE -- 0.3%
  Rite Aid Corp.
    Sec. Notes
    8.13% due 05/01/10...........             220,000        218,900
                                                        ------------
RETAIL-PETROLEUM PRODUCTS -- 0.4%
  Petro Stopping Centers LP
    Sec. Notes
    9.00% due 02/15/12...........             310,000        325,500
                                                        ------------
SATELLITE TELECOM -- 0.0%
  PanAmSat Corp.
    Company Guar. Senior Notes
    9.00% due 08/15/14...........              39,000         39,244
                                                        ------------
SPECIAL PURPOSE ENTITIES -- 2.8%
  CA FM Lease Trust
    Senior Notes
    8.50% due 07/15/17*..........             187,170        200,228

--------------------------------------------------------------------

                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
SPECIAL PURPOSE ENTITIES (CONTINUED)
  CDX North America High Yield
    Pass Through Certs.
    7.63% due 06/29/12*..........           1,200,000   $  1,077,000
  Fresenius Medical Care Capital
    Trust II
    Company Guar. Notes
    7.88% due 02/01/08...........             390,000        390,098
  K&F Acquisition, Inc.
    Company Guar. Notes
    7.75% due 11/15/14...........             355,000        381,625
  PGS Solutions, Inc.
    Senior Sub. Notes
    9.63% due 02/15/15*..........             145,000        137,025
  UCAR Finance, Inc.
    Company Guar. Notes
    10.25% due 02/15/12..........             132,000        137,940
                                                        ------------
                                                           2,323,916
                                                        ------------
TELECOM SERVICES -- 0.1%
  Qwest Corp.
    Notes
    5.63% due 11/15/08...........              60,000         59,475
TELEPHONE-INTEGRATED -- 0.5%
  Citizens Communications Co.
    Senior Notes
    6.25% due 01/15/13...........             100,000         91,875
  Qwest Communication
    International, Inc.
    Company Guar. Notes
    8.86% due 02/15/09(3)........             253,000        253,632
  Windstream Corp.
    Senior Notes
    8.13% due 08/01/13...........              90,000         91,013
                                                        ------------
                                                             436,520
                                                        ------------
TELEVISION -- 0.6%
  LIN Television Corp.
    Senior Sec. Notes
    6.50% due 05/15/13...........              95,000         91,437
  LIN Television Corp.
    Senior Sub. Notes
    6.50% due 05/15/13...........             230,000        221,375
  Univision Communications, Inc.
    Senior Notes
    9.75% due 03/15/15*..........             175,000        159,250
                                                        ------------
                                                             472,062
                                                        ------------
TOBACCO -- 0.2%
  Reynolds American, Inc.
    Company Guar. Notes
    6.50% due 07/15/10...........             190,000        192,516
                                                        ------------
WEB HOSTING/DESIGN -- 0.0%
  Exodus Communications, Inc.
    Senior Notes
    11.63% due 07/15/10+(5)(6)...             485,000              0
                                                        ------------
WIRELESS EQUIPMENT -- 0.4%
  American Tower Corp.
    Senior Notes
    7.13% due 10/15/12...........             175,000        171,500

                                                           ---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------


                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
--------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
WIRELESS EQUIPMENT (CONTINUED)
  American Tower Corp.
    Senior Notes
    7.50% due 05/01/12...........             165,000   $    163,350
                                                        ------------
                                                             334,850
                                                        ------------
TOTAL CORPORATE BONDS & NOTES
  (cost $39,416,164).............                         37,712,334
                                                        ------------
FOREIGN CONVERTIBLE BONDS & NOTES -- 0.2%
TELECOMMUNICATION EQUIPMENT -- 0.2%
  Nortel Networks Corp.
    Company Guar. Notes
    4.25% due 09/01/08
  (cost $197,179)................             200,000        196,000
                                                        ------------
FOREIGN CORPORATE BONDS & NOTES -- 12.4%
BANKS-COMMERCIAL -- 2.4%
  Banco ABN AMRO Real SA
    Bonds
    15.86% due 12/13/07*(6)......  BRL      1,050,000        563,107
  Banco ABN AMRO Real SA/ Cayman
    Island
    Notes
    16.20% due 02/22/10(6).......  BRL        830,000        489,194
  Russian Agricultural Bank
    Bonds
    6.30% due 05/15/17*..........             399,000        377,574
  Russian Agricultural Bank
    Bonds
    7.18% due 05/16/13...........             100,000        103,678
  Russian Agricultural Bank
    Notes
    7.18% due 05/16/13*..........             480,000        492,624
                                                        ------------
                                                           2,026,177
                                                        ------------
CHEMICALS-DIVERSIFIED -- 0.3%
  FMC Finance III SA
    Senior Notes
    6.88% due 07/15/17*..........             265,000        255,062
                                                        ------------
CHEMICALS-SPECIALTY -- 0.3%
  Rockwood Specialties Group,
    Inc.
    Company Guar. Bonds
    7.63% due 11/15/14...........  EUR        100,000        135,447
  SGL Carbon Luxembourg SA
    Senior Notes
    8.50% due 02/01/12*..........  EUR        110,000        158,924
                                                        ------------
                                                             294,371
                                                        ------------
CONTAINERS-METAL/GLASS -- 0.2%
  Crown European Holdings SA
    Company Guar. Notes
    6.25% due 09/01/11...........  EUR        110,000        153,657
                                                        ------------
ELECTRIC-GENERATION -- 0.3%
  Intergen NV
    Notes
    9.00% due 06/30/17*..........             230,000        226,550
                                                        ------------
METAL-ALUMINUM -- 0.5%
  Novelis, Inc.
    Company Guar. Notes
    7.25% due 02/15/15...........             450,000        451,125
                                                        ------------

--------------------------------------------------------------------

                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
MULTIMEDIA -- 0.4%
  CanWest Media, Inc.
    Company Guar. Notes
    8.00% due 09/15/12...........             359,679   $    345,292
                                                        ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.0%
  Empresa Nacional De Petroleo
    Notes
    6.75% due 11/15/12...........             130,000        134,095
  Empresa Nacional De Petroleo
    Notes
    6.75% due 11/15/12*..........             440,000        453,859
  Gaz Capital for Gazprom
    Notes
    6.21% due 11/22/16*..........             648,000        614,822
  Gaz Capital for Gazprom
    Notes
    8.63% due 04/28/34...........             730,000        884,979
  Husky Oil, Ltd.
    Bonds
    8.90% due 08/15/08(7)........             230,000        237,092
  OPTI Canada, Inc.
    Company Guar. Notes
    8.25% due 12/15/14*..........             165,000        165,000
                                                        ------------
                                                           2,489,847
                                                        ------------
PAPER & RELATED PRODUCTS -- 2.2%
  Pindo Deli Finance BV
    Company Guar. Notes
    zero coupon due
    04/28/25*(3).................           1,743,170        244,044
  Pindo Deli Finance BV
    Company Guar. Notes
    6.00% due 04/28/15*(3).......             230,105        195,589
  Pindo Deli Finance BV
    Company Guar. Notes
    6.00% due 04/28/18*(3).......             864,395        477,578
  Tjiwi Kimia Finance BV
    Company Guar. Notes
    zero coupon due
    04/28/27*(3).................             724,965         94,246
  Tjiwi Kimia Finance BV
    Company Guar. Notes
    6.00% due 04/28/15(3)........             353,958        309,713
  Tjiwi Kimia Finance BV
    Company Guar. Notes
    6.00% due 04/28/15*(3).......             255,442        223,512
  Tjiwi Kimia Finance BV
    Company Guar. Notes
    6.00% due 04/28/18*(3).......             586,980        316,969
                                                        ------------
                                                           1,861,651
                                                        ------------
SATELLITE TELECOM -- 0.5%
  Intelsat Bermuda, Ltd.
    Company Guar. Notes
    8.87% due 01/15/15(3)........             145,000        145,725
  Intelsat Subsidiary Holding
    Co., Ltd.
    Company Guar. Notes
    8.63% due 01/15/15...........             265,000        265,662
                                                        ------------
                                                             411,387
                                                        ------------

---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------


                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
--------------------------------------------------------------------
FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
SEISMIC DATA COLLECTION -- 0.2%
  Compagnie Generale De
    Geophysique SA
    Company Guar. Notes
    7.50% due 05/15/15...........             140,000   $    136,500
                                                        ------------
SPECIAL PURPOSE ENTITY -- 0.5%
  National Gas Co.
    Notes
    6.05% due 01/15/36*..........             460,000        443,911
                                                        ------------
SPECIFIED PURPOSE ACQUISITIONS -- 0.1%
  MDP Acquisitions PLC
    Senior Notes
    10.13% due 10/01/12(6).......  EUR         85,000        122,980
  Murrin Murrin Holdings
    Property, Ltd.
    Bonds
    9.38% due 08/31/07+(5)(6)....             600,000             60
                                                        ------------
                                                             123,040
                                                        ------------
TELECOM SERVICES -- 0.8%
  Axtel SA
    Company Guar. Senior Notes
    11.00% due 12/15/13..........             257,000        277,560
  Nordic Telephone Co. Holdings
    Sec. Notes
    8.88% due 05/01/16*..........              80,000         79,200
  Wind Acquisition Finance SA
    Company Guar. Bonds
    10.75% due 12/01/15*.........             270,000        278,100
                                                        ------------
                                                             634,860
                                                        ------------
TELEPHONE-INTEGRATED -- 0.2%
  NTL Cable PLC
    Company Guar. Senior Notes
    8.75% due 04/15/14...........              45,000         45,000
  TDC A/S
    Notes
    6.50% due 04/19/12...........  EUR         70,000         95,531
                                                        ------------
                                                             140,531
                                                        ------------
TRANSPORT-SERVICES -- 0.5%
  CHC Helicopter Corp.
    Senior Sub. Notes
    7.38% due 05/01/14...........             410,000        381,300
                                                        ------------
TOTAL FOREIGN CORPORATE BONDS &
  NOTES (cost $10,341,400).......                         10,375,261
                                                        ------------
FOREIGN GOVERNMENT AGENCIES -- 36.9%
SOVEREIGN -- 36.9%
  Arab Republic of Egypt
    Notes
    8.75% due 07/18/12*..........  EGP      2,060,000        367,353
  Republic of Argentina
    Notes
    5.83% due 12/31/33(7)........  ARS      3,030,000      1,222,283
  Republic of Argentina
    Notes
    8.28% due 12/31/35(7)........  ARS      7,744,806        273,988
  Republic of Argentina
    Bonds
    8.28% due 12/31/33...........              79,074         71,665

--------------------------------------------------------------------

                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
SOVEREIGN (CONTINUED)
  Republic of Argentina
    Senior Notes
    86.7% due 04/10/05+(8).......             770,000   $    359,590
  Republic of Brazil
    Bonds
    8.88% due 10/14/19...........           1,820,000      2,161,250
  Republic of Brazil
    Notes
    8.88% due 04/15/24...........             210,000        253,575
  Republic of Brazil
    Bonds
    10.50% due 07/14/14..........             340,000        422,110
  Republic of Brazil
    Notes
    14.50% due 10/15/09..........           1,170,000      1,374,750
  Republic of Bulgaria
    Bonds
    8.25% due 01/15/15*..........             189,000        217,586
  Republic of Bulgaria
    Bonds
    8.25% due 01/15/15...........             310,000        359,042
  Republic of Colombia
    Bonds
    7.38% due 09/18/37...........             560,000        596,400
  Republic of Colombia
    Bonds
    11.75% due 02/25/20..........             245,000        349,125
  Republic of Columbia
    Notes
    8.25% due 12/22/14...........             112,000        124,040
  Republic of Ecuador
    Notes
    9.38% due 12/15/15...........             100,000         88,000
  Republic of Ecuador
    Bonds
    10.00% due 08/15/30(4).......             510,000        429,675
  Republic of Ivory Coast
    Collateralized Bonds
    2.50% due 03/31/18+(9).......             570,000        190,950
  Republic of Panama
    Bonds
    7.13% due 01/29/26...........             390,000        407,550
  Republic of Panama
    Notes
    7.25% due 03/15/15...........             140,000        146,300
  Republic of Panama
    Bonds
    9.38% due 04/01/29...........             310,000        401,450
  Republic of Panama
    Bonds
    9.63% due 02/08/11...........             180,000        200,250
  Republic of Peru
    Bonds
    8.38% due 05/03/16...........             180,000        206,100
  Republic of Peru
    Bonds
    8.75% due 11/21/33...........             610,000        773,175
  Republic of Peru
    Bonds
    9.88% due 02/06/15...........             265,000        320,650

                                                           ---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------


                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
--------------------------------------------------------------------
FOREIGN GOVERNMENT AGENCIES (CONTINUED)
SOVEREIGN (CONTINUED)
  Republic of Philippines
    Notes
    8.88% due 03/17/15...........           1,830,000   $  2,031,300
  Republic of Philippines
    Notes
    9.00% due 02/15/13...........             450,000        497,250
  Republic of Philippines
    Senior Notes
    9.50% due 02/01/30...........           1,680,000      2,106,216
  Republic of Turkey
    Bonds
    zero coupon due 08/13/08.....  TRY        343,700        224,680
  Republic of Turkey
    Bonds
    zero coupon due 02/04/09.....  TRY        716,700        435,084
  Republic of Turkey
    Bonds
    7.00% due 09/26/16...........             370,000        371,388
  Republic of Turkey
    Notes
    11.00% due 01/14/13..........             480,000        570,000
  Republic of Turkey
    Senior Notes
    11.88% due 01/15/30..........             379,000        573,238
  Republic of Venezuela
    Bonds
    5.75% due 02/26/16...........             200,000        169,000
  Republic of Venezuela
    Notes
    8.50% due 10/08/14...........             320,000        324,000
  Republic of Venezuela
    Bonds
    9.25% due 09/15/27...........           1,975,000      2,073,750
  Republic of Venezuela
    Notes
    10.75% due 09/19/13..........           1,290,000      1,438,350
  Russian Federation
    Bonds
    7.50% due 03/31/30*(4).......                 390            427
  Russian Federation
    Bonds
    7.50% due 03/31/30(4)........             229,013        250,128
  Russian Federation
    Notes
    11.00% due 07/24/18..........             661,000        913,171
  Russian Federation
    Notes
    12.75% due 06/24/28..........           1,775,000      3,091,269
  State of Qatar
    Senior Bonds
    9.75% due 06/15/30...........             120,000        171,000
  Ukrainian Soviet Socialist
    Republic
    Senior Bonds
    6.58% due 11/21/16*..........             480,000        465,600
  United Mexican States
    Notes
    6.75% due 09/27/34...........             397,000        416,850

--------------------------------------------------------------------
                                           SHARES/
                                          PRINCIPAL
                                           AMOUNT/
                                           SHARES
                                           SUBJECT         VALUE
      SECURITY DESCRIPTION                TO PUT **       (NOTE 3)
SOVEREIGN (CONTINUED)
  United Mexican States
    Notes
    7.50% due 01/14/12...........             220,000   $    235,400
  United Mexican States
    Bonds
    8.00% due 12/17/15...........  MXN     10,840,000      1,004,614
  United Mexican States
    Bonds
    9.50% due 12/18/14...........  MXN     21,930,000      2,194,757
                                                        ------------
TOTAL FOREIGN GOVERNMENT AGENCIES
  (cost $29,597,572).............                         30,874,329
                                                        ------------
COMMON STOCK -- 0.0%
COMMUNICATIONS SOFTWARE -- 0.0%
  Ventelo GmbH+(5)(6)............              11,286              0
                                                        ------------
ELECTRIC-INTEGRATED -- 0.0%
  PNM Resources, Inc. ...........                  63          1,627
                                                        ------------
TELECOM EQUIPMENT-FIBER OPTICS -- 0.0%
  Viatel Holding Bermuda,
    Ltd.+........................                 603              4
                                                        ------------
TELEPHONE-INTEGRATED -- 0.0%
  XO Holdings, Inc. .............                 682          3,035
                                                        ------------
TOTAL COMMON STOCK
  (cost $418,866)................                              4,666
                                                        ------------
MEMBERSHIP INTEREST CERTIFICATES -- 0.0%
ELECTRIC-INTEGRATED -- 0.0%
  SW Acquisition+(5)(6)
  (cost $0)......................                   1              6
PUT OPTIONS -- PURCHASED -- 0.4%
SOVEREIGN -- 0.4%
  Euro Dollars Future March 2008
    (strike price $94.75)(6).....                  35          7,219
  Brazilian Real Currency May
    2008
    (strike price $2.00)(6)......           2,790,000         83,354
  Euro Dollars Future March 2008
    (strike price $94.50)(6).....                  48          2,700
  Turkish Lira Currency May 2008
    (strike price $1.36)(6)......           2,779,000        231,243
                                                        ------------
TOTAL OPTIONS -- PURCHASED
  (cost $440,703)................                            324,516
                                                        ------------
RIGHTS -- 0.0%+
SOVEREIGN -- 0.0%
  Republic of Argentina
    Expires 12/15/35(7)(10)
  (cost $20,700).................             206,466         28,802
                                                        ------------
WARRANTS -- 0.5%+
BANKS-COMMERCIAL -- 0.3%
  Central Bank of Nigeria
    Expires 11/15/20
    (strike price $250.00)(6)....                 750        191,250
                                                        ------------

---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------


                                           SHARES/
                                          PRINCIPAL        VALUE
      SECURITY DESCRIPTION                AMOUNT **       (NOTE 3)
--------------------------------------------------------------------
WARRANTS (CONTINUED)
SOVEREIGN -- 0.2%
  Republic of Venezuela
    Expires 04/15/20
    (strike price $3.00)(6)......               2,650   $     98,050
  United Mexican States
    Expires 09/24/07
    (strike price $60.00)(6).....                 732         80,520
                                                        ------------
                                                             178,570
                                                        ------------
TELEPHONE-INTEGRATED -- 0.0%
  XO Holdings, Inc., Series A
    Expires 01/16/10
    (strike price $6.25).........               1,369            958
  XO Holdings, Inc., Series B
    Expires 01/16/10
    (strike price $7.50).........               1,027            544
  XO Holdings, Inc., Series C
    Expires 01/16/10
    (strike price $10.00)........               1,027            206
                                                        ------------
                                                               1,708
                                                        ------------
TOTAL WARRANTS
  (cost $44,652).................                            371,528
                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $81,331,543).............                         80,809,415
                                                        ------------
SHORT-TERM INVESTMENT SECURITIES -- 0.1%
U.S. GOVERNMENT TREASURIES -- 0.1%
  United States Treasury Bill
    3.79% due 01/10/08
    (cost $97,820)(13)...........       $     100,000         97,820
                                                        ------------
REPURCHASE AGREEMENT -- 3.9%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 3.00%, dated
    07/31/07, to be repurchased
    08/01/07 in the amount of
    $3,248,271 and collateralized
    by Federal Home Loan Bank
    Notes, bearing interest at
    5.15% due 08/15/07 and having
    approximate value of
    $3,316,950
  (cost $3,248,000)..............           3,248,000      3,248,000
                                                        ------------
TOTAL INVESTMENTS
  (cost $84,677,363)(11).........               100.6%    84,155,235
Liabilities in excess of other
  assets.........................                (0.6)      (470,613)
                                        -------------   ------------
NET ASSETS.......................               100.0%  $ 83,684,622
                                        =============   ============

------------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2007, the aggregate value of these securities was $16,129,263 representing 19.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**   In United States dollars unless otherwise indicated.
+    Non-income producing security
(1)  Collateralized Mortgaged Obligation
(2)  Interest Only
(3) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2007.
(4) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(5)  Illiquid security
(6)  Fair valued security; see Note 3
(7) Variable Rate Security -- the rate reflected is as of July 31, 2007, maturity date reflects next reset date.
(8)  Bond in default of principal and interest
(9)  Bond in default
(10) Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.
(11)  See Note 5 for cost of investments on a tax basis.
(12) Variable rate security -- the rate reflected is as of July 31, 2007, maturity date reflects the stated maturity date.
(13) The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
ADR -- American Depository Receipt
ARS -- Argentine Peso
BRL -- Brazilian Real
EGP -- Egyptian Pound
EUR -- Euro
MXN -- Mexican Peso
RUB -- Russian Ruble
TRY -- New Turkish Lira

                                                           ---------------------

SUNAMERICA SERIES TRUST WORLDWIDE HIGH INCOME PORTFOLIO

--------------------------------------------------------------------------------

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------

  NUMBER                                                                                       UNREALIZED
    OF                                           EXPIRATION     VALUE AT     VALUE AS OF      APPRECIATION
 CONTRACTS             DESCRIPTION                  DATE       TRADE DATE   JULY 31, 2007    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
 9    Long   U.S. Treasury 2 Year Notes......  September 2007  $1,833,177     $1,844,438       $ 11,261
25    Long   U.S. Treasury 5 Year Notes......  September 2007  2,617,063       2,636,719         19,656
40    Long   U.S. Treasury 10 Year Notes.....  September 2007  4,254,459       4,296,875         42,416
28    Short  U.S. Treasury Long Bonds........  September 2007  3,038,614       3,081,750        (43,136)
 5    Short  Euro Dollar Futures.............  September 2007  1,183,362       1,184,063           (701)
 3    Short  Euro Dollar Futures.............  December 2007     710,542         711,788         (1,246)
 3    Short  Euro Dollar Futures.............  March 2008        711,292         712,950         (1,658)
 1    Short  Euro Dollar Futures.............  September 2008    237,323         237,913           (590)
 1    Short  Euro Dollar Futures.............  June 2008         237,273         237,863           (590)
                                                                                               ---------
                                                                                               $ 25,412
                                                                                               =========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

     CONTRACT                 IN            DELIVERY    GROSS UNREALIZED
    TO DELIVER           EXCHANGE FOR         DATE        APPRECIATION
------------------------------------------------------------------------
*USD      1,021,974   EUR        751,000     07/31/07       $ 5,507
                                                            --------

     CONTRACT                 IN            DELIVERY    GROSS UNREALIZED
    TO DELIVER           EXCHANGE FOR         DATE       (DEPRECIATION)
------------------------------------------------------------------------
*EUR        751,000   USD      1,024,454     07/31/07       $(3,026)
 EUR        591,000   USD        808,892     10/31/07        (2,203)
                                                            --------
                                                             (5,229)
                                                            --------
        Net Unrealized Appreciation (Depreciation)...       $   278
                                                            ========

---------------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

EUR -- Euro
USD -- United States Dollar

WRITTEN PUT OPTIONS
--------------------------------------------------------------------------------

                                                         CONTRACT   STRIKE   NUMBER OF    PREMIUMS   MARKET VALUE     UNREALIZED
                         ISSUE                            MONTH     PRICE    CONTRACTS    RECEIVED   JULY 31, 2007   APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Turkish Lira#..........................................  May 2008    1.52    5,558,000    $274,287     $175,349        $ 98,938
Brazilian Real#........................................  May 2008    2.25    5,580,000     90,675        58,211          32,464
                                                                             ----------   --------     --------        --------
                                                                             11,138,000   $364,962     $233,560        $131,402
                                                                             ==========   ========     ========        ========

---------------
# Fair Valued Security; See Note 3

See Notes to Financials Statements
---------------------
    66

SUNAMERICA SERIES TRUST BALANCED PORTFOLIO#

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Federal National Mtg. Assoc. .............................   16.2%
Diversified Financial Services............................   13.5
Federal Home Loan Mtg. Corp. .............................    5.0
Finance-Investment Banker/Broker..........................    4.5
Oil Companies-Integrated..................................    4.5
Medical-Drugs.............................................    3.9
Banks-Super Regional......................................    3.3
Telephone-Integrated......................................    3.3
Computers.................................................    3.1
Electric-Integrated.......................................    2.5
Commercial Paper..........................................    2.3
Repurchase Agreements.....................................    2.1
Diversified Manufacturing Operations......................    1.9
Government National Mtg. Assoc............................    1.7
Sovereign.................................................    1.7
Medical-HMO...............................................    1.6
Multimedia................................................    1.6
Banks-Commercial..........................................    1.5
Tobacco...................................................    1.5
Aerospace/Defense.........................................    1.4
Insurance-Multi-line......................................    1.4
Oil Companies-Exploration & Production....................    1.4
Finance-Mortgage Loan/Banker..............................    1.2
Special Purpose Entities..................................    1.2
Cosmetics & Toiletries....................................    1.1
Applications Software.....................................    0.9
Electronic Components-Semiconductors......................    0.9
Food-Retail...............................................    0.9
Insurance-Property/Casualty...............................    0.9
Networking Products.......................................    0.9
Transport-Rail............................................    0.9
Auto/Truck Parts & Equipment-Original.....................    0.8
Oil Refining & Marketing..................................    0.8
Web Portals/ISP...........................................    0.8
Asset-Backed Commercial Paper.............................    0.7
Enterprise Software/Service...............................    0.7
Federal Home Loan Bank....................................    0.7
Food-Wholesale/Distribution...............................    0.7
Machinery-Construction & Mining...........................    0.7
Medical-Biomedical/Gene...................................    0.7
Banks-Fiduciary...........................................    0.6
Insurance-Life/Health.....................................    0.6
Oil-Field Services........................................    0.6
Telecom Equipment-Fiber Optics............................    0.6
Aerospace/Defense-Equipment...............................    0.5
Cable TV..................................................    0.5
Internet Security.........................................    0.5
Metal-Copper..............................................    0.5
Real Estate Investment Trusts.............................    0.5
Retail-Regional Department Stores.........................    0.5
Retail-Restaurants........................................    0.5
Semiconductor Equipment...................................    0.5
Auto-Cars/Light Trucks....................................    0.4
Consulting Services.......................................    0.4
Consumer Products-Misc. ..................................    0.4
Finance-Credit Card.......................................    0.4
Food-Misc. ...............................................    0.4
Metal-Diversified.........................................    0.4
Retail-Drug Store.........................................    0.4
Airlines..................................................    0.3
Auto-Heavy Duty Trucks....................................    0.3
Beverages-Non-alcoholic...................................    0.3


Casino Services...........................................    0.3%
Industrial Gases..........................................    0.3
Insurance-Reinsurance.....................................    0.3
Investment Management/Advisor Services....................    0.3
Office Automation & Equipment.............................    0.3
Steel-Producers...........................................    0.3
United States Treasury Notes..............................    0.3
Banks-Mortgage............................................    0.2
Chemicals-Diversified.....................................    0.2
E-Commerce/Services.......................................    0.2
Electronic Design Automation..............................    0.2
Finance-Commercial........................................    0.2
Food-Confectionery........................................    0.2
Gas-Distribution..........................................    0.2
Medical Instruments.......................................    0.2
Real Estate Management/Services...........................    0.2
Retail-Apparel/Shoe.......................................    0.2
Retail-Discount...........................................    0.2
Retail-Office Supplies....................................    0.2
Savings & Loans/Thrifts...................................    0.2
Toys......................................................    0.2
Wireless Equipment........................................    0.2
Advertising Agencies......................................    0.1
Agricultural Chemicals....................................    0.1
Apparel Manufacturers.....................................    0.1
Auction Houses/Art Dealers................................    0.1
Banks-Special Purpose.....................................    0.1
Batteries/Battery Systems.................................    0.1
Broadcast Services/Program................................    0.1
Building & Construction Products-Misc. ...................    0.1
Cellular Telecom..........................................    0.1
Coatings/Paint............................................    0.1
Computer Services.........................................    0.1
Computers-Integrated Systems..............................    0.1
Computers-Memory Devices..................................    0.1
Cruise Lines..............................................    0.1
Electronic Components-Misc. ..............................    0.1
Electronic Parts Distribution.............................    0.1
Engines-Internal Combustion...............................    0.1
Finance-Auto Loans........................................    0.1
Finance-Consumer Loans....................................    0.1
Financial Guarantee Insurance.............................    0.1
Funeral Services & Related Items..........................    0.1
Health Care Cost Containment..............................    0.1
Home Furnishings..........................................    0.1
Hotels/Motels.............................................    0.1
Human Resources...........................................    0.1
Independent Power Producers...............................    0.1
Insurance-Mutual..........................................    0.1
Machinery-Farming.........................................    0.1
Machinery-General Industrial..............................    0.1
Medical Labs & Testing Services...........................    0.1
Medical Products..........................................    0.1
Medical-Generic Drugs.....................................    0.1
Metal-Aluminum............................................    0.1
Oil Field Machinery & Equipment...........................    0.1
Paper & Related Products..................................    0.1
Pharmacy Services.........................................    0.1
Pipelines.................................................    0.1
Printing-Commercial.......................................    0.1
Retail-Auto Parts.........................................    0.1
Retail-Automobile.........................................    0.1

                                                           ---------------------

SUNAMERICA SERIES TRUST BALANCED PORTFOLIO#

--------------------------------------------------------------------------------


Retail-Building Products..................................    0.1%
Retail-Consumer Electronics...............................    0.1
Semiconductors Components-Integrated Circuits.............    0.1
Telecom Services..........................................    0.1
Tennessee Valley Authority................................    0.1
Therapeutics..............................................    0.1
Transport-Marine..........................................    0.1
Vitamins & Nutrition Products.............................    0.1
Wire & Cable Products.....................................    0.1
                                                            -----
                                                            115.5%
                                                            =====

------------
*  Calculated as a percentage of net assets
#  See Note 1

---------------------

SUNAMERICA SERIES TRUST BALANCED PORTFOLIO#

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------


                                                         VALUE
        SECURITY DESCRIPTION             SHARES         (NOTE 3)
------------------------------------------------------------------
COMMON STOCK -- 59.9%
ADVERTISING AGENCY -- 0.1%
  Omnicom Group, Inc. ..............          4,810   $    249,495
                                                      ------------
AEROSPACE/DEFENSE -- 1.4%
  Boeing Co. .......................          5,800        599,894
  General Dynamics Corp. ...........          9,350        734,536
  Lockheed Martin Corp. ............          8,390        826,247
  Raytheon Co. .....................         14,210        786,666
                                                      ------------
                                                         2,947,343
                                                      ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
  United Technologies Corp. ........         12,150        886,585
                                                      ------------
AGRICULTURAL CHEMICALS -- 0.1%
  Monsanto Co. .....................          2,500        161,125
                                                      ------------
AIRLINES -- 0.3%
  AMR Corp.+........................          5,900        145,612
  Continental Airlines, Inc., Class
    B+..............................          6,010        189,375
  Copa Holdings SA Class A..........          3,400        186,694
  UAL Corp.+........................          4,730        208,782
                                                      ------------
                                                           730,463
                                                      ------------
APPAREL MANUFACTURER -- 0.1%
  Phillips-Van Heusen...............          3,650        190,019
                                                      ------------
APPLICATIONS SOFTWARE -- 0.9%
  Compuware Corp.+..................         19,500        181,935
  Infosys Technologies, Ltd. ADR....          3,800        188,480
  Microsoft Corp. ..................         51,900      1,504,581
                                                      ------------
                                                         1,874,996
                                                      ------------
AUCTION HOUSE/ART DEALER -- 0.1%
  Sotheby's.........................          4,250        181,688
                                                      ------------
AUTO-HEAVY DUTY TRUCKS -- 0.3%
  PACCAR, Inc. .....................          8,650        707,743
                                                      ------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.8%
  Johnson Controls, Inc. ...........         14,600      1,651,990
                                                      ------------
BANKS-COMMERCIAL -- 0.1%
  TCF Financial Corp. ..............          5,500        135,245
                                                      ------------
BANKS-FIDUCIARY -- 0.6%
  State Street Corp. ...............         17,950      1,203,188
                                                      ------------
BANKS-SUPER REGIONAL -- 3.1%
  Bank of America Corp. ............         48,690      2,308,880
  PNC Financial Services Group,
    Inc. ...........................          6,970        464,550
  SunTrust Banks, Inc. .............          3,600        281,880
  US Bancorp........................         10,600        317,470
  Wachovia Corp. ...................         19,610        925,788
  Wells Fargo & Co. ................         70,600      2,384,162
                                                      ------------
                                                         6,682,730
                                                      ------------
BATTERIES/BATTERY SYSTEMS -- 0.1%
  Energizer Holdings, Inc.+.........          2,240        226,016
                                                      ------------
BEVERAGES-NON-ALCOHOLIC -- 0.3%
  PepsiCo, Inc. ....................          5,650        370,753
  The Coca-Cola Co. ................          3,600        187,596
                                                      ------------
                                                           558,349
                                                      ------------

------------------------------------------------------------------

                                                         VALUE
        SECURITY DESCRIPTION             SHARES         (NOTE 3)
BROADCAST SERVICES/PROGRAM -- 0.1%
  Liberty Media Corp. - Capital,
    Class A+........................          1,700   $    194,565
                                                      ------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.0%
  Toll Brothers, Inc.+..............          3,400         74,562
                                                      ------------
CABLE TV -- 0.2%
  Comcast Corp.,
    Class A+........................         14,850        390,110
                                                      ------------
CASINO SERVICES -- 0.3%
  International Game Technology.....         17,800        628,696
                                                      ------------
CHEMICALS-DIVERSIFIED -- 0.2%
  Rohm & Haas Co. ..................          6,600        373,032
                                                      ------------
COATINGS/PAINT -- 0.1%
  The Sherwin-Williams Co. .........          2,980        207,676
                                                      ------------
COMMERCIAL SERVICES -- 0.0%
  Convergys Corp.+..................          5,180         98,679
                                                      ------------
COMPUTER SERVICES -- 0.1%
  Electronic Data Systems Corp. ....          6,910        186,501
                                                      ------------
COMPUTERS -- 3.1%
  Apple, Inc.+......................          3,500        461,160
  Dell, Inc.+.......................         37,050      1,036,289
  Hewlett-Packard Co. ..............         52,670      2,424,400
  International Business Machines
    Corp. ..........................         22,790      2,521,713
  Sun Microsystems, Inc.+...........         19,100         97,410
                                                      ------------
                                                         6,540,972
                                                      ------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
  Brocade Communications Systems,
    Inc.+...........................         21,770        153,261
                                                      ------------
COMPUTERS-MEMORY DEVICES -- 0.1%
  EMC Corp.+........................          6,000        111,060
  Network Appliance, Inc.+..........          4,600        130,364
  SanDisk Corp.+....................          1,400         75,082
                                                      ------------
                                                           316,506
                                                      ------------
CONSULTING SERVICES -- 0.4%
  Accenture, Ltd., Class A..........         18,300        770,979
                                                      ------------
CONSUMER PRODUCTS-MISC. -- 0.4%
  Jarden Corp.+.....................          4,600        166,198
  Kimberly-Clark Corp. .............         11,280        758,806
                                                      ------------
                                                           925,004
                                                      ------------
COSMETICS & TOILETRIES -- 1.1%
  Colgate-Palmolive Co. ............         11,100        732,600
  Procter & Gamble Co. .............         25,350      1,568,151
                                                      ------------
                                                         2,300,751
                                                      ------------
CRUISE LINES -- 0.1%
  Royal Caribbean Cruises, Ltd. ....          6,400        246,592
                                                      ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 1.9%
  Acuity Brands, Inc. ..............          3,160        186,756
  Danaher Corp. ....................          7,400        552,632
  Dover Corp. ......................          3,700        188,700
  General Electric Co. .............         54,550      2,114,358

                                                           ---------------------

SUNAMERICA SERIES TRUST BALANCED PORTFOLIO#

--------------------------------------------------------------------------------


                                                         VALUE
        SECURITY DESCRIPTION             SHARES         (NOTE 3)
------------------------------------------------------------------
COMMON STOCK (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
  Honeywell International, Inc. ....         13,400   $    770,634
  Parker Hannifin Corp. ............          2,250        222,030
                                                      ------------
                                                         4,035,110
                                                      ------------
E-COMMERCE/SERVICES -- 0.2%
  eBay, Inc.+.......................          5,350        173,340
  priceline.com, Inc.+..............          3,000        191,400
                                                      ------------
                                                           364,740
                                                      ------------
ELECTRIC-INTEGRATED -- 2.0%
  CenterPoint Energy, Inc. .........         10,560        174,029
  CMS Energy Corp. .................         21,600        349,056
  Dominion Resources, Inc. .........          2,600        218,972
  Edison International..............         30,550      1,615,789
  FirstEnergy Corp. ................         17,240      1,047,330
  FPL Group, Inc. ..................          9,120        526,498
  Northeast Utilities...............          5,700        155,838
  Sierra Pacific Resources+.........         10,000        158,900
                                                      ------------
                                                         4,246,412
                                                      ------------
ELECTRONIC COMPONENTS-MISC. -- 0.1%
  Tyco Electronics, Ltd.+...........          2,075         74,327
  Vishay Intertechnology, Inc.+.....         12,500        193,875
                                                      ------------
                                                           268,202
                                                      ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.9%
  Altera Corp. .....................         17,100        396,720
  Amkor Technology, Inc.+...........         13,900        171,804
  Broadcom Corp.,
    Class A+........................          2,300         75,463
  MEMC Electronic Materials,
    Inc.+...........................          3,220        197,450
  Nvidia Corp.+.....................          4,600        210,496
  ON Semiconductor Corp.+...........         19,850        234,627
  PMC - Sierra, Inc.+...............          8,000         60,960
  Xilinx, Inc. .....................         26,950        673,750
                                                      ------------
                                                         2,021,270
                                                      ------------
ELECTRONIC DESIGN AUTOMATION -- 0.2%
  Cadence Design Systems, Inc.+.....          9,650        206,510
  Synopsys, Inc.+...................          7,070        172,932
                                                      ------------
                                                           379,442
                                                      ------------
ELECTRONIC PARTS DISTRIBUTION -- 0.1%
  Avnet, Inc.+......................          5,000        189,400
                                                      ------------
ENGINES-INTERNAL COMBUSTION -- 0.1%
  Cummins, Inc. ....................          2,630        312,181
                                                      ------------
ENTERPRISE SOFTWARE/SERVICE -- 0.7%
  BMC Software, Inc.+...............          6,420        184,382
  Oracle Corp.+.....................         63,220      1,208,767
                                                      ------------
                                                         1,393,149
                                                      ------------
FINANCE-COMMERCIAL -- 0.1%
  CIT Group, Inc. ..................          3,250        133,835
                                                      ------------
FINANCE-CREDIT CARD -- 0.2%
  American Express Co. .............          5,450        319,043
  Discover Financial Services+......          8,160        188,088
                                                      ------------
                                                           507,131
                                                      ------------

------------------------------------------------------------------

                                                         VALUE
        SECURITY DESCRIPTION             SHARES         (NOTE 3)
FINANCE-INVESTMENT BANKER/BROKER -- 3.1%
  Citigroup, Inc. ..................         45,850   $  2,135,235
  Lehman Brothers Holdings, Inc. ...         12,330        764,460
  Merrill Lynch & Co., Inc. ........         12,280        911,176
  Morgan Stanley....................         27,920      1,783,250
  TD Ameritrade Holding Corp.+......          6,300        106,785
  The Goldman Sachs Group, Inc. ....          5,070        954,884
                                                      ------------
                                                         6,655,790
                                                      ------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.5%
  Fannie Mae........................         17,750      1,062,160
                                                      ------------
FINANCIAL GUARANTEE INSURANCE -- 0.1%
  Ambac Financial Group, Inc. ......          4,500        302,175
                                                      ------------
FOOD-CONFECTIONERY -- 0.2%
  The J. M. Smucker Co. ............          3,500        195,335
  WM Wrigley Jr. Co. ...............          3,500        201,880
                                                      ------------
                                                           397,215
                                                      ------------
FOOD-MISC. -- 0.4%
  Corn Products International,
    Inc. ...........................          4,500        200,790
  General Mills, Inc. ..............          8,500        472,770
  Kraft Foods, Inc., Class A........          7,690        251,847
                                                      ------------
                                                           925,407
                                                      ------------
FOOD-RETAIL -- 0.9%
  Safeway, Inc. ....................         35,740      1,139,034
  The Kroger Co. ...................         27,420        711,823
                                                      ------------
                                                         1,850,857
                                                      ------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.7%
  SUPERVALU, Inc. ..................         29,450      1,227,182
  Sysco Corp. ......................          8,882        283,158
                                                      ------------
                                                         1,510,340
                                                      ------------
GAS-DISTRIBUTION -- 0.1%
  Energen Corp. ....................          3,770        199,471
                                                      ------------
HEALTH CARE COST CONTAINMENT -- 0.1%
  McKesson Corp. ...................          3,470        200,427
                                                      ------------
HOME FURNISHINGS -- 0.1%
  Tempur-Pedic International,
    Inc. ...........................          7,100        221,165
                                                      ------------
HOTEL/MOTEL -- 0.1%
  Starwood Hotels & Resorts
    Worldwide, Inc. ................          3,750        236,100
                                                      ------------
HUMAN RESOURCES -- 0.1%
  Manpower, Inc. ...................          2,350        185,768
                                                      ------------
INDEPENDENT POWER PRODUCER -- 0.1%
  Mirant Corp.+.....................          4,400        166,452
                                                      ------------
INDUSTRIAL GASES -- 0.3%
  Praxair, Inc. ....................          8,422        645,294
                                                      ------------
INSURANCE-LIFE/HEALTH -- 0.4%
  AFLAC, Inc. ......................         12,300        641,076
  CIGNA Corp. ......................          4,030        208,109
                                                      ------------
                                                           849,185
                                                      ------------
INSURANCE-MULTI-LINE -- 1.1%
  ACE, Ltd. ........................          7,820        451,370
  Allstate Corp. ...................          4,430        235,455
  American Financial Group, Inc. ...          5,360        150,562

---------------------

SUNAMERICA SERIES TRUST BALANCED PORTFOLIO#

--------------------------------------------------------------------------------


                                                         VALUE
        SECURITY DESCRIPTION             SHARES         (NOTE 3)
------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE-MULTI-LINE (CONTINUED)
  Hartford Financial Services Group,
    Inc. ...........................          5,400   $    496,098
  Loews Corp. ......................         15,400        729,960
  MetLife, Inc. ....................          4,800        289,056
                                                      ------------
                                                         2,352,501
                                                      ------------
INSURANCE-PROPERTY/CASUALTY -- 0.7%
  Chubb Corp. ......................         12,630        636,678
  The Travelers Cos., Inc. .........         15,200        771,856
                                                      ------------
                                                         1,408,534
                                                      ------------
INSURANCE-REINSURANCE -- 0.3%
  Berkshire Hathaway, Inc.,
    Class B+........................             91        327,964
  RenaissanceRe Holdings, Ltd. .....          5,299        304,692
                                                      ------------
                                                           632,656
                                                      ------------
INTERNET SECURITY -- 0.5%
  McAfee, Inc.+.....................          6,550        234,883
  Symantec Corp.+...................         38,650        742,080
                                                      ------------
                                                           976,963
                                                      ------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.3%
  Franklin Resources, Inc. .........          5,650        719,640
                                                      ------------
MACHINERY-CONSTRUCTION & MINING -- 0.7%
  Caterpillar, Inc. ................         16,850      1,327,780
  Terex Corp.+......................          2,720        234,600
                                                      ------------
                                                         1,562,380
                                                      ------------
MACHINERY-FARMING -- 0.1%
  Deere & Co. ......................          2,300        276,966
                                                      ------------
MACHINERY-GENERAL INDUSTRIAL -- 0.1%
  Manitowoc Co., Inc. ..............          3,170        246,214
                                                      ------------
MEDICAL INSTRUMENTS -- 0.2%
  Medtronic, Inc. ..................          6,750        342,023
                                                      ------------
MEDICAL LABS & TESTING SERVICES -- 0.1%
  Laboratory Corp. of America
    Holdings+.......................          2,360        174,286
                                                      ------------
MEDICAL PRODUCTS -- 0.1%
  Covidien, Ltd.+...................          2,075         84,971
  Johnson & Johnson.................          2,100        127,050
                                                      ------------
                                                           212,021
                                                      ------------
MEDICAL-BIOMEDICAL/GENE -- 0.7%
  Amgen, Inc.+......................         13,625        732,207
  Biogen Idec, Inc.+................         12,150        686,961
                                                      ------------
                                                         1,419,168
                                                      ------------
MEDICAL-DRUGS -- 3.9%
  Abbott Laboratories...............         21,112      1,070,167
  King Pharmaceuticals, Inc.+.......         10,770        183,198
  Merck & Co., Inc. ................         62,840      3,120,006
  Pfizer, Inc. .....................         57,130      1,343,126
  Schering-Plough Corp. ............         59,150      1,688,141
  Sepracor, Inc.+...................          1,800         50,634
  Wyeth.............................         15,700        761,764
                                                      ------------
                                                         8,217,036
                                                      ------------

------------------------------------------------------------------

                                                         VALUE
        SECURITY DESCRIPTION             SHARES         (NOTE 3)
MEDICAL-GENERIC DRUGS -- 0.1%
  Mylan Laboratories, Inc. .........         11,660   $    186,910
                                                      ------------
MEDICAL-HMO -- 1.5%
  Aetna, Inc. ......................         21,090      1,013,796
  Humana, Inc.+.....................          3,090        198,038
  WellCare Health Plans, Inc.+......          2,130        215,684
  WellPoint, Inc.+..................         24,500      1,840,440
                                                      ------------
                                                         3,267,958
                                                      ------------
METAL-ALUMINUM -- 0.1%
  Alcoa, Inc. ......................          5,200        198,640
                                                      ------------
METAL-COPPER -- 0.5%
  Southern Copper Corp. ............          8,520        960,289
                                                      ------------
METAL-DIVERSIFIED -- 0.4%
  Freeport-McMoRan Copper & Gold,
    Inc. ...........................          8,509        799,676
                                                      ------------
MULTIMEDIA -- 1.3%
  News Corp.,
    Class A.........................         41,500        876,480
  The McGraw-Hill Cos., Inc. .......         11,190        676,995
  The Walt Disney Co. ..............         35,670      1,177,110
                                                      ------------
                                                         2,730,585
                                                      ------------
NETWORKING PRODUCTS -- 0.9%
  Cisco Systems, Inc.+..............         67,650      1,955,761
                                                      ------------
OFFICE AUTOMATION & EQUIPMENT -- 0.3%
  Xerox Corp.+......................         38,950        680,067
                                                      ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.7%
  Devon Energy Corp. ...............          4,900        365,589
  EOG Resources, Inc. ..............          9,300        651,930
  XTO Energy, Inc. .................          9,500        518,035
                                                      ------------
                                                         1,535,554
                                                      ------------
OIL COMPANIES-INTEGRATED -- 4.2%
  Chevron Corp. ....................         23,270      1,984,000
  ConocoPhillips....................          7,100        573,964
  Exxon Mobil Corp. ................         48,620      4,139,021
  Hess Corp. .......................          3,600        220,320
  Marathon Oil Corp. ...............         13,680        755,136
  Occidental Petroleum Corp. .......         21,650      1,227,988
                                                      ------------
                                                         8,900,429
                                                      ------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.1%
  National-Oilwell Varco, Inc.+.....          1,900        228,209
                                                      ------------
OIL REFINING & MARKETING -- 0.7%
  Holly Corp. ......................          3,420        230,474
  Sunoco, Inc. .....................          2,400        160,128
  Tesoro Corp. .....................          3,840        191,232
  Valero Energy Corp. ..............         11,380        762,574
  Western Refining, Inc. ...........          3,900        216,450
                                                      ------------
                                                         1,560,858
                                                      ------------
OIL-FIELD SERVICES -- 0.6%
  Baker Hughes, Inc. ...............          4,100        324,105
  Halliburton Co. ..................          7,552        272,023
  Schlumberger, Ltd. ...............          5,700        539,904
  Tidewater, Inc. ..................          2,900        198,418
                                                      ------------
                                                         1,334,450
                                                      ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST BALANCED PORTFOLIO#

--------------------------------------------------------------------------------


                                                         VALUE
        SECURITY DESCRIPTION             SHARES         (NOTE 3)
------------------------------------------------------------------
COMMON STOCK (CONTINUED)
PAPER & RELATED PRODUCTS -- 0.1%
  Domtar Corp.+.....................         30,300   $    288,153
                                                      ------------
PHARMACY SERVICES -- 0.1%
  Medco Health Solutions, Inc.+.....          3,150        256,001
                                                      ------------
PRINTING-COMMERCIAL -- 0.1%
  R.R. Donnelley & Sons Co. ........          5,050        213,413
                                                      ------------
RADIO -- 0.0%
  Citadel Broadcasting Corp. .......              1              5
                                                      ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.5%
  Annaly Mortgage Management,
    Inc. ...........................         14,500        209,525
  Apartment Investment & Management
    Co., Class A....................          2,830        119,568
  Hospitality Properties Trust......          4,420        169,551
  iStar Financial, Inc. ............          4,970        180,560
  ProLogis..........................          2,710        154,199
  Public Storage, Inc. .............          1,300         91,117
  Thornburg Mtg., Inc. .............          7,150        181,753
                                                      ------------
                                                         1,106,273
                                                      ------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.2%
  CB Richard Ellis Group, Inc.,
    Class A+........................          5,130        179,140
  Jones Lang LaSalle, Inc. .........          2,100        230,538
                                                      ------------
                                                           409,678
                                                      ------------
RETAIL-APPAREL/SHOE -- 0.2%
  American Eagle Outfitters,
    Inc. ...........................          7,620        184,861
  Men's Wearhouse, Inc. ............          3,950        195,130
                                                      ------------
                                                           379,991
                                                      ------------
RETAIL-AUTO PARTS -- 0.1%
  AutoZone, Inc.+...................          1,500        190,215
                                                      ------------
RETAIL-AUTOMOBILE -- 0.1%
  CarMax, Inc.+.....................          9,800        234,514
                                                      ------------
RETAIL-CONSUMER ELECTRONICS -- 0.1%
  RadioShack Corp. .................          6,750        169,628
                                                      ------------
RETAIL-DISCOUNT -- 0.1%
  Big Lots, Inc.+...................          7,250        187,485
                                                      ------------
RETAIL-DRUG STORE -- 0.3%
  CVS Caremark Corp. ...............         17,700        622,863
                                                      ------------
RETAIL-OFFICE SUPPLIES -- 0.2%
  Staples, Inc. ....................         19,547        449,972
                                                      ------------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.5%
  Kohl's Corp.+.....................          8,050        489,440
  Macy's, Inc. .....................         14,370        518,326
                                                      ------------
                                                         1,007,766
                                                      ------------
RETAIL-RESTAURANTS -- 0.5%
  McDonald's Corp. .................         19,370        927,242
  Yum! Brands, Inc. ................          4,500        144,180
                                                      ------------
                                                         1,071,422
                                                      ------------
SEMICONDUCTOR EQUIPMENT -- 0.5%
  Applied Materials, Inc. ..........         19,360        426,694
  KLA-Tencor Corp. .................          4,200        238,518

------------------------------------------------------------------

                                                         VALUE
        SECURITY DESCRIPTION             SHARES         (NOTE 3)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
  Lam Research Corp.+...............          4,120   $    238,301
  Varian Semiconductor Equipment
    Associates, Inc.+...............          4,515        212,205
                                                      ------------
                                                         1,115,718
                                                      ------------
SEMICONDUCTORS COMPONENTS-INTERGRATED
  CIRCUITS -- 0.1%
  Analog Devices, Inc. .............          6,200        219,790
                                                      ------------
STEEL-PRODUCERS -- 0.3%
  Nucor Corp. ......................         11,000        552,200
  United States Steel Corp. ........          1,870        183,802
                                                      ------------
                                                           736,002
                                                      ------------
TELECOM EQUIPMENT-FIBER OPTICS -- 0.6%
  Corning, Inc.+....................         49,900      1,189,616
                                                      ------------
TELECOM SERVICES -- 0.1%
  Embarq Corp. .....................          3,780        233,566
                                                      ------------
TELEPHONE-INTEGRATED -- 2.3%
  AT&T, Inc. .......................         83,632      3,275,029
  CenturyTel, Inc. .................          3,990        183,021
  Qwest Communications
    International, Inc.+............         47,050        401,337
  Verizon Communications, Inc. .....         23,950      1,020,749
                                                      ------------
                                                         4,880,136
                                                      ------------
THERAPEUTICS -- 0.1%
  Gilead Sciences, Inc.+............          4,900        182,427
                                                      ------------
TOBACCO -- 1.5%
  Altria Group, Inc. ...............         34,140      2,269,285
  Loews Corp. - Carolina Group......          2,920        221,307
  Reynolds American, Inc. ..........         10,640        650,849
                                                      ------------
                                                         3,141,441
                                                      ------------
TOYS -- 0.2%
  Hasbro, Inc. .....................          6,250        175,125
  Marvel Entertainment, Inc.+.......          6,370        154,345
  Mattel, Inc. .....................          7,930        181,676
                                                      ------------
                                                           511,146
                                                      ------------
TRANSPORT-MARINE -- 0.1%
  Overseas Shipholding Group,
    Inc. ...........................          2,940        228,115
                                                      ------------
TRANSPORT-RAIL -- 0.9%
  Norfolk Southern Corp. ...........         30,300      1,629,534
  Union Pacific Corp. ..............          2,450        291,893
                                                      ------------
                                                         1,921,427
                                                      ------------
VITAMINS & NUTRITION PRODUCTS -- 0.1%
  NBTY, Inc.+.......................          3,980        173,289
                                                      ------------
WEB PORTALS/ISP -- 0.8%
  Google, Inc., Class A+............          2,198      1,120,980
  Yahoo!, Inc.+.....................         23,050        535,912
                                                      ------------
                                                         1,656,892
                                                      ------------
WIRE & CABLE PRODUCTS -- 0.1%
  General Cable Corp.+..............          2,460        195,570
                                                      ------------

---------------------
    72

SUNAMERICA SERIES TRUST BALANCED PORTFOLIO#

--------------------------------------------------------------------------------

                                         SHARES/
                                         SHARES
                                       SUBJECT TO
                                      PUT/PRINCIPAL      VALUE
        SECURITY DESCRIPTION             AMOUNT         (NOTE 3)
------------------------------------------------------------------
COMMON STOCK (CONTINUED)
WIRELESS EQUIPMENT -- 0.2%
  QUALCOMM, Inc. ...................         10,750   $    447,738
                                                      ------------
TOTAL COMMON STOCK
  (cost $116,854,199)...............                   127,353,565
                                                      ------------
PUT OPTIONS - PURCHASED -- 0.0%
UNITED STATES TREASURY NOTES -- 0.0%
  U.S. Treasury 10 Year Notes
    September 2007
    (Strike price $101.00)..........              7            109
  U.S. Treasury 10 Year Notes
    September 2007
    (Strike price $104.00)..........              7            109
  U.S. Treasury 5 Year Notes
    September 2007
    (Strike price $103.50)..........             10            313
  U.S. Treasury 5 Year Notes
    September 2007
    (Strike price $104.00)..........             20          1,250
                                                      ------------
TOTAL PUT OPTIONS - PURCHASED
  (cost $12,049)....................                         1,781
                                                      ------------
ASSET BACKED SECURITIES -- 13.5%
DIVERSIFIED FINANCIAL SERVICES -- 13.5%
  Adjustable Rate Mtg. Trust
    Series 2006-2, Class 6A1
    5.49% due 05/25/36(1)(2)........  $     417,292   $    415,883
  American Home Mtg. Assets
    Series 2006-2, Class 2A1
    5.51% due 09/25/46(1)(2)........        752,561        753,835
  Asset Backed Securities Corp. Home
    Equity Series 2006-HE4, Class A5
    5.48% due 05/25/36(1)...........        500,000        499,072
  Banc of America Commercial Mtg.,
    Inc.
    Series 2005-2, Class A5
    4.86% due 07/10/43(2)...........      1,000,000        940,982
  Bank of America Credit Card Trust
    Series 2006-C4, Class C4
    5.55% due 11/15/11(1)...........        400,000        399,375
  Bear Stearns Commercial Mtg.
    Securities
    Series 2007-PW16, Class A4
    5.71% due 06/11/40(2)...........        585,000        575,156
  Capital Auto Receivables Asset
    Trust
    Series 2006-1, Class A2A
    5.03% due 09/15/08..............         94,158         94,129
  Capital Auto Receivables Asset
    Trust
    Series 2006-1, Class A3
    5.03% due 10/15/09..............        420,000        419,409
  Capital One Auto Finance Trust
    Series 2006-A, Class A3
    5.33% due 11/15/10..............        980,000        980,135
  Citigroup Commercial Mtg. Trust
    Series 2006-C4, Class A3
    5.91% due 03/15/49(2)(3)........        305,000        302,621
  Citigroup/Deutsche Bank Commercial
    Mtg. Trust
    Series 2007-CD4, Class A4
    5.32% due 12/11/49(2)...........        615,000        599,313
                                        PRINCIPAL        VALUE
        SECURITY DESCRIPTION             AMOUNT         (NOTE 3)
------------------------------------------------------------------
  CNH Equipment Trust
    Series 2006-A, Class A3
    5.20% due 08/16/10..............  $   1,000,000   $    997,330
  Countrywide Alternative Loan Trust
    Series 2006-OA8, Class 1A1
    5.51% due 06/25/46(1)(2)........        869,967        869,333
  Countrywide Alternative Loan Trust
    Series 2006-OA9, Class 1A1
    5.52% due 07/20/46(1)(2)........        752,065        752,409
  Countrywide Alternative Loan Trust
    Series 2006-OA1, Class 2A1
    5.53% due 03/20/46(1)(2)........        671,296        669,814
  Countrywide Alternative Loan Trust
    Series 2006-OA2, Class A1
    5.53% due 05/20/46(1)(2)........        720,622        719,504
  Countrywide Alternative Loan Trust
    Series 2006-OA12, Class A2
    5.53% due 09/20/46(1)(2)........        796,864        799,365
  Countrywide Alternative Loan Trust
    Series 2006-J5, Class 1A1
    6.50% due 09/25/36(2)...........        882,376        888,411
  Credit Suisse Mtg. Capital
    Certificates
    Series 2006-C3 Class A3
    6.02% due 06/15/38(2)(3)........        460,000        459,368
  First Horizon Alternative Mtg.
    Securities
    Series 2006-FA4, Class 1A1
    6.00% due 08/25/36(2)...........        538,751        537,003
  Ford Credit Auto Owner Trust
    Series 2006-A, Class A3
    5.05% due 03/15/10..............        355,000        354,445
  Greenwich Capital Commercial
    Funding Corp.,
    Series 2007-GG9, Class A4
    5.44% due 03/10/39(2)...........        500,000        478,028
  GS Mtg. Securities Corp. II
    Series 2006-GG6, Class A4
    5.55% due 04/10/38(2)...........      1,000,000        977,898
  GSAMP Trust
    Series 2006-FMT, Class A2C
    5.48% due 04/25/36(1)...........        750,000        744,163
  Harborview Mtg. Loan Trust
    Series 2006-5, Class 2A1A
    5.50% due 07/19/46(1)(2)........        796,269        796,890
  Home Equity Asset Trust
    Series 2006-3, Class 2A2
    5.45% due 07/25/36(1)...........      1,000,000        997,449
  Household Automotive Trust
    Series 2006-3, Class A3
    5.28% due 09/17/11..............        975,000        976,308
  Household Automotive Trust
    Series 2006-2, Class A2
    5.61% due 06/17/09..............        275,023        275,122
  LB-UBS Commercial Mtg. Trust,
    Series 2006-C4, Class A4
    6.10% due 06/15/38(2)(3)........        220,000        220,743
  Long Beach Mtg. Loan Trust
    Series 2006-4, Class 2A3
    5.48% due 05/25/36(1)...........      1,000,000        994,832

                                                           ---------------------

SUNAMERICA SERIES TRUST BALANCED PORTFOLIO#

--------------------------------------------------------------------------------


                                        PRINCIPAL        VALUE
        SECURITY DESCRIPTION             AMOUNT         (NOTE 3)
------------------------------------------------------------------
ASSET BACKED SECURITIES (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  Long Beach Mtg. Loan Trust
    Series 2006-5, Class M2
    5.62% due 06/25/36(1)...........  $     500,000   $    498,130
  MASTR Asset Backed Securities
    Trust
    Series 2006-AB1, Class A1
    5.46% due 02/25/36(1)...........        349,584        349,040
  Merrill Lynch Mtg. Trust
    Series 2005-CK11, Class A6
    5.42% due 11/12/37(2)(3)........      1,000,000        965,121
  Merrill Lynch Mtg. Trust
    Series 2006-C1, Class A4
    5.84% due 05/12/39(2)(3)........        140,000        138,497
  Merrill Lynch/Countrywide
    Commercial Mtg. Trust
    Series 2007-6, Class A4
    5.49% due 03/12/51(2)...........        305,000        299,579
  Merrill Lynch/Countrywide
    Commercial Mtg. Trust
    Series 2007-7, Class A4
    5.75% due 06/12/50..............        775,000        762,164
  Morgan Stanley ABS Capital I
    Series 2006-HE4, Class A3
    5.47% due 06/25/36(1)...........        750,000        739,123
  Morgan Stanley Capital I
    Series 2006-IQ12 Class A4
    5.33% due 12/15/43(2)...........        465,000        444,901
  Morgan Stanley Capital I
    Series 2007-IQ13, Class A4
    5.36% due 03/15/44(2)...........        150,000        143,228
  Morgan Stanley Capital I,
    Series 2007-HQ11, Class A4
    5.45% due 02/12/44(2)...........        350,000        336,235
  Option One Mtg. Loan Trust
    Series 2007-6, Class 2A1
    5.38% due 06/25/37..............        625,804        625,022
  Residential Accredit Loans, Inc.
    Series 2006-QO4, Class 2A1
    5.51% due 04/25/46(1)(2)........        843,782        843,839
  Residential Asset Securities Corp.
    Series 2004-KS11, Class AI2
    5.59% due 12/25/34(1)...........         12,101         12,103
  Soundview Home Equity Loan Trust
    Series 2006-OPT5, Class M3
    5.64% due 07/25/36(1)...........        500,000        465,310
  Specialty Underwriting &
    Residential Finance
    Series 2006-BC3, Class M2
    5.61% due 06/25/37(1)...........        450,000        425,446
  Wachovia Auto Owner Trust
    Series 2005-B, Class A5
    4.93% due 11/20/12..............      1,000,000        993,511
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2006-C26, Class A3
    6.01% due 06/15/45(2)...........        305,000        306,557

------------------------------------------------------------------

                                        PRINCIPAL        VALUE
        SECURITY DESCRIPTION             AMOUNT         (NOTE 3)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  Washington Mutual Mtg.
    Pass-Through Certificates
    Series 2006-5, Class 2CB1
    6.00% due 07/25/36(2)...........  $     342,584   $    343,008
  Wells Fargo Home Equity Trust
    Series 2006-1, Class A3
    5.47% due 05/25/36(1)...........        500,000        497,656
                                                      ------------
TOTAL ASSET BACKED SECURITIES
  (cost $28,980,483)................                    28,676,795
                                                      ------------
CONVERTIBLE BONDS & NOTES -- 0.0%
TELECOM SERVICES -- 0.0%
  ICO North America, Inc.
    Notes
    7.50% due 08/15/09(4)(5)(8)
  (cost $35,000)....................         35,000         35,350
                                                      ------------
CORPORATE BONDS & NOTES -- 7.5%
AEROSPACE/DEFENSE-EQUIPMENT -- 0.1%
  United Technologies Corp.
    Notes
    5.43% due 06/01/09(1)...........        250,000        250,174
                                                      ------------
AUTO-CARS/LIGHT TRUCKS -- 0.4%
  DaimlerChrysler NA Holding Corp.
    Company Guar. Notes
    5.88% due 03/15/11..............        480,000        482,019
  DaimlerChrysler NA Holding Corp.
    Company Guar. Notes
    5.89% due 10/31/08(1)...........        400,000        401,904
                                                      ------------
                                                           883,923
                                                      ------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.0%
  TRW Automotive, Inc.
    Company Guar. Notes
    7.25% due 03/15/17*.............         10,000          9,250
                                                      ------------
BANKS-COMMERCIAL -- 0.1%
  HSBC Bank USA
    Sub. Notes
    5.63% due 08/15/35..............        115,000        103,866
  Regions Financing Trust II
    6.63% due 05/15/27(6)...........        185,000        177,110
                                                      ------------
                                                           280,976
                                                      ------------
BANKS-SUPER REGIONAL -- 0.2%
  SunTrust Preferred Capital I
    5.85% due 12/15/11(1)(7)........        185,000        181,864
  Wachovia Capital Trust III
    5.80% due 03/15/11(1)(7)........        250,000        245,188
                                                      ------------
                                                           427,052
                                                      ------------
BEVERAGES-WINE/SPIRITS -- 0.0%
  Constellation Brands, Inc.
    Company Guar. Notes
    7.25% due 09/01/16..............         30,000         28,200
                                                      ------------
BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.1%
  Owens Corning, Inc.
    Company Guar. Notes
    7.00% due 12/01/36..............        125,000        120,801
                                                      ------------

---------------------

SUNAMERICA SERIES TRUST BALANCED PORTFOLIO#

--------------------------------------------------------------------------------


                                        PRINCIPAL        VALUE
        SECURITY DESCRIPTION             AMOUNT         (NOTE 3)
------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.0%
  Beazer Homes USA, Inc.
    Senior Notes
    6.50% due 11/15/13..............  $      75,000   $     59,250
  K Hovnanian Enterprises, Inc.
    Senior Notes
    8.63% due 01/15/17..............         20,000         16,500
                                                      ------------
                                                            75,750
                                                      ------------
CABLE TV -- 0.3%
  Charter Communications Operating
    LLC
    Senior Notes
    8.00% due 04/30/12*.............         35,000         34,125
  Comcast Corp.
    Company Guar. Notes
    5.66% due 07/14/09(1)...........        400,000        399,244
  DirecTV Holdings LLC
    Company Guar. Notes
    6.38% due 06/15/15..............         45,000         40,500
  Echostar DBS Corp.
    Company Guar. Notes
    7.13% due 02/01/16..............         30,000         28,350
  Time Warner Cable, Inc.
    Senior Notes
    6.55% due 05/01/37*.............        110,000        105,067
                                                      ------------
                                                           607,286
                                                      ------------
CASINO HOTELS -- 0.0%
  MGM Mirage, Inc.
    Senior Notes
    5.88% due 02/27/14..............         70,000         61,250
  MGM Mirage, Inc.
    Company Guar. Notes
    7.50% due 06/01/16..............         20,000         18,600
                                                      ------------
                                                            79,850
                                                      ------------
CELLULAR TELECOM -- 0.1%
  Cingular Wireless Services, Inc.
    Senior Notes
    8.75% due 03/01/31..............        200,000        247,515
  Dobson Cellular Systems, Inc.
    Sec. Notes
    8.38% due 11/01/11..............         20,000         21,225
                                                      ------------
                                                           268,740
                                                      ------------
CHEMICALS-DIVERSIFIED -- 0.0%
  Huntsman LLC
    Company Guar. Senior Notes
    11.50% due 07/15/12.............         45,000         49,500
                                                      ------------
CHEMICALS-PLASTICS -- 0.0%
  PolyOne Corp.
    Company Guar. Notes
    10.63% due 05/15/10.............         15,000         15,750
                                                      ------------
COAL -- 0.0%
  Arch Western Finance LLC
    Sec. Notes
    6.75% due 07/01/13..............         30,000         27,300
                                                      ------------

------------------------------------------------------------------

                                        PRINCIPAL        VALUE
        SECURITY DESCRIPTION             AMOUNT         (NOTE 3)
COMMERCIAL SERVICES -- 0.0%
  Iron Mountain, Inc.
    Company Guar. Senior Sec. Notes
    7.75% due 01/15/15..............  $      15,000   $     13,913
                                                      ------------
CONSUMER PRODUCTS-MISC. -- 0.0%
  Playtex Products, Inc.
    Sec. Notes
    8.00% due 03/01/11..............         10,000         10,325
                                                      ------------
CONTAINERS-METAL/GLASS -- 0.0%
  Owens-Brockway Glass Container,
    Inc.
    Company Guar. Notes
    8.25% due 05/15/13..............         20,000         20,100
                                                      ------------
ELECTRIC-INTEGRATED -- 0.5%
  Appalachian Power Co.
    Notes
    6.38% due 04/01/36..............        155,000        153,353
  Dominion Resources, Inc.
    Senior Notes
    5.15% due 07/15/15..............        420,000        398,845
  Midamerican Energy Holdings Co.
    Bonds
    6.13% due 04/01/36..............        205,000        195,912
  Southern Energy, Inc.
    Notes
    7.90% due 07/15/09+(4)(5)(8)....        200,000              0
  TXU Electric Delivery Co.
    Bonds
    5.74% due 09/16/08*(1)..........        250,000        250,113
                                                      ------------
                                                           998,223
                                                      ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.0%
  Freescale Semiconductor, Inc.
    Senior Notes
    9.13% due 12/15/14*.............         25,000         22,063
                                                      ------------
ELECTRONICS-MILITARY -- 0.0%
  L-3 Communications Corp.
    Senior Sub. Notes
    5.88% due 01/15/15..............         35,000         31,850
                                                      ------------
FINANCE-AUTO LOANS -- 0.1%
  Ford Motor Credit Co. LLC
    Guaranteed Notes
    7.80% due 06/01/12..............         35,000         33,324
  General Motors Acceptance Corp.
    Notes
    6.88% due 08/28/12..............         70,000         64,388
                                                      ------------
                                                            97,712
                                                      ------------
FINANCE-COMMERCIAL -- 0.1%
  Caterpillar Financial Services
    Corp. Notes
    5.57% due 05/18/09(1)...........        250,000        250,278
                                                      ------------
FINANCE-CONSUMER LOANS -- 0.1%
  HSBC Finance Corp.
    Senior Notes
    5.45% due 06/19/09(1)...........        200,000        200,222
                                                      ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST BALANCED PORTFOLIO#

--------------------------------------------------------------------------------


                                        PRINCIPAL        VALUE
        SECURITY DESCRIPTION             AMOUNT         (NOTE 3)
------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
FINANCE-CREDIT CARD -- 0.2%
  Capital One Capital III
    Company Guar. Bonds
    7.69% due 08/15/36..............  $      70,000   $     66,959
  Discover Financial Services
    Bonds
    5.89% due 06/11/10*(1)..........        300,000        300,043
                                                      ------------
                                                           367,002
                                                      ------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.3%
  Credit Suisse First Boston USA,
    Inc. Senior Notes
    5.49% due 12/09/08(1)...........        500,000        500,534
  Credit Suisse First Boston USA,
    Inc. Senior Notes
    5.50% due 08/16/11..............         80,000         80,089
  Goldman Sachs Group, Inc.
    Senior Notes
    5.45% due 06/23/09(1)...........        225,000        224,997
  Goldman Sachs Group, Inc.
    Sub. Notes
    5.95% due 01/15/27..............        315,000        290,669
  Lehman Brothers Holdings Capital
    Trust V
    Notes
    5.86% due 05/31/12(1)(7)........        230,000        218,294
  Lehman Brothers Holdings, Inc.
    Senior Notes
    5.25% due 02/06/12..............        190,000        185,385
  Lehman Brothers Holdings, Inc.
    Sub. Notes
    5.75% due 01/03/17..............        170,000        158,876
  Merrill Lynch & Co., Inc.
    Senior Notes
    6.00% due 02/17/09..............        750,000        755,884
  Merrill Lynch & Co., Inc.
    Sub. Notes
    6.11% due 01/29/37..............         75,000         67,704
  Morgan Stanley
    Notes
    5.45% due 01/09/17..............        235,000        223,344
  Morgan Stanley
    Senior Notes
    5.63% due 01/09/12..............        100,000         99,372
                                                      ------------
                                                         2,805,148
                                                      ------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.7%
  Countrywide Financial Corp.
    Company Guar. Notes
    5.58% due 03/24/09(1)...........        300,000        298,283
  Countrywide Financial Corp.
    Company Guar. Notes
    5.80% due 06/07/12..............        370,000        355,727
  Residential Capital Corp.
    Senior Notes
    7.46% due 04/17/09(1)...........        400,000        385,231
  Residential Capital LLC
    Company Guar. Notes
    5.86% due 06/09/08(1)...........        100,000         97,125

------------------------------------------------------------------

                                        PRINCIPAL        VALUE
        SECURITY DESCRIPTION             AMOUNT         (NOTE 3)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
  Residential Capital LLC Company
    Guar. Notes
    6.38% due 06/30/10..............  $     409,000   $    385,020
                                                      ------------
                                                         1,521,386
                                                      ------------
FUNERAL SERVICES & RELATED ITEMS -- 0.1%
  Service Corp. International
    Senior Notes
    7.38% due 10/01/14..............         95,000         92,387
                                                      ------------
HOME FURNISHINGS -- 0.0%
  Sealy Mattress Co.
    Senior Sub. Notes
    8.25% due 06/15/14..............         60,000         59,100
                                                      ------------
INDEPENDENT POWER PRODUCER -- 0.0%
  NRG Energy, Inc.
    Company Guar. Notes
    7.38% due 02/01/16..............         30,000         28,950
                                                      ------------
INSURANCE-LIFE/HEALTH -- 0.2%
  Lincoln National Corp.
    7.00% due 05/17/16(6)...........        270,000        271,295
  Nationwide Financial Services
    Sub. Notes
    6.75% due 05/15/37..............         65,000         56,628
  Reinsurance Group of America, Inc.
    6.75% due 12/15/15(6)...........        135,000        131,265
                                                      ------------
                                                           459,188
                                                      ------------
INSURANCE-MULTI-LINE -- 0.1%
  Hartford Financial Services Group,
    Inc.
    Senior Notes
    5.25% due 10/15/11..............         80,000         79,785
  Metlife, Inc.
    Junior Sub. Notes
    6.40% due 12/15/36..............        120,000        107,311
                                                      ------------
                                                           187,096
                                                      ------------
INSURANCE-MUTUAL -- 0.1%
  Liberty Mutual Group, Inc.
    Bonds
    7.50% due 08/15/36*.............        135,000        132,956
                                                      ------------
INSURANCE-PROPERTY/CASUALTY -- 0.2%
  Chubb Corp.
    Junior Sub. Notes
    6.38% due 04/15/17(6)...........        115,000        110,739
  The Travelers Cos., Inc.
    Junior Sub. Debentures
    6.25% due 03/15/17(6)...........        245,000        230,251
                                                      ------------
                                                           340,990
                                                      ------------
MEDICAL PRODUCTS -- 0.0%
  Fresenius Medical Care Capital
    Trust II
    Company Guar. Notes
    7.88% due 02/01/08..............         45,000         44,775
                                                      ------------
MEDICAL-HMO -- 0.1%
  UnitedHealth Group, Inc.
    Notes
    5.54% due 06/21/10*(1)..........        250,000        250,008
                                                      ------------

---------------------

SUNAMERICA SERIES TRUST BALANCED PORTFOLIO#

--------------------------------------------------------------------------------


                                        PRINCIPAL        VALUE
        SECURITY DESCRIPTION             AMOUNT         (NOTE 3)
------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
MEDICAL-HOSPITALS -- 0.0%
  HCA, Inc.
    Sec. Notes
    9.25% due 11/15/16*.............  $      15,000   $     14,887
  HCA, Inc.
    Sec. Notes
    9.63% due 11/15/16*.............         20,000         19,850
                                                      ------------
                                                            34,737
                                                      ------------
MULTIMEDIA -- 0.3%
  News America, Inc.
    Company Guar. Notes
    6.20% due 12/15/34..............        150,000        137,724
  Time Warner, Inc.
    Notes
    5.88% due 11/15/16..............        160,000        154,235
  Time Warner, Inc.
    Company Guar. Notes
    6.50% due 11/15/36..............        100,000         94,913
  Viacom, Inc.
    Senior Notes
    5.71% due 06/16/09(1)...........        215,000        215,677
                                                      ------------
                                                           602,549
                                                      ------------
MUSIC -- 0.0%
  WMG Acquisition Corp.
    Senior Sub. Notes
    7.38% due 04/15/14..............         40,000         35,800
  WMG Holdings Corp.
    Senior Notes
    9.50% due 12/15/14(9)...........         15,000         10,950
                                                      ------------
                                                            46,750
                                                      ------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.0%
  Allied Waste North America, Inc.
    Company Guar. Notes
    7.25% due 03/15/15..............         15,000         14,475
                                                      ------------
OFFICE SUPPLIES & FORMS -- 0.0%
  Acco Brands Corp.
    Company Guar. Notes
    7.63% due 08/15/15..............         60,000         56,100
                                                      ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.2%
  Chesapeake Energy Corp.
    Company Guar. Notes
    6.50% due 08/15/17..............         45,000         41,512
  Pemex Project Funding Master Trust
    Company Guar. Notes
    7.16% due 10/15/09(1)...........        250,000        256,866
                                                      ------------
                                                           298,378
                                                      ------------
OIL REFINING & MARKETING -- 0.1%
  Valero Energy Corp.
    Senior Notes
    6.63% due 06/15/37..............        120,000        119,442
                                                      ------------
PAPER & RELATED PRODUCTS -- 0.0%
  Georgia-Pacific Corp.
    Debentures
    7.70% due 06/15/15..............         45,000         42,637
                                                      ------------

------------------------------------------------------------------

                                        PRINCIPAL        VALUE
        SECURITY DESCRIPTION             AMOUNT         (NOTE 3)
PIPELINES -- 0.1%
  Kinder Morgan Energy Partners LP
    Bonds
    6.50% due 02/01/37..............  $     160,000   $    152,364
                                                      ------------
PRIVATE CORRECTIONS -- 0.0%
  Corrections Corp. of America
    Company Guar. Notes
    6.25% due 03/15/13..............         25,000         23,563
                                                      ------------
RETAIL-BUILDING PRODUCTS -- 0.1%
  Home Depot, Inc.
    Senior Notes
    5.88% due 12/16/36..............        150,000        130,238
                                                      ------------
RETAIL-DISCOUNT -- 0.1%
  Wal-Mart Stores, Inc.
    Bonds
    5.25% due 09/01/35..............         95,000         83,060
  Wal-Mart Stores, Inc.
    Senior Notes
    5.38% due 04/05/17..............        180,000        174,800
                                                      ------------
                                                           257,860
                                                      ------------
RETAIL-DRUG STORE -- 0.1%
  CVS Lease Pass Through Trust
    Pass Through Certs.
    6.04% due 12/10/28*.............        153,057        151,548
                                                      ------------
SAVINGS & LOANS/THRIFTS -- 0.2%
  Washington Mutual Preferred
    Funding Delaware
    6.53% due 03/15/11*(1)(7).......        300,000        291,486
  Washington Mutual Preferred
    Funding II
    6.67% due 12/15/16*(1)(7).......        200,000        185,335
                                                      ------------
                                                           476,821
                                                      ------------
SPECIAL PURPOSE ENTITIES -- 0.6%
  Consolidated Communications
    Illinois/Texas Holdings, Inc.
    Senior Notes
    9.75% due 04/01/12..............        312,000        308,880
  Core Investment Grade Bond Trust I
    Pass Through Certs.
    Series 2002-1
    4.66% due 11/30/07..............        700,435        697,795
  Goldman Sachs Capital II
    Company Guaranteed Notes
    5.79% due 06/01/12(1)(7)........        180,000        170,139
                                                      ------------
                                                         1,176,814
                                                      ------------
TELEPHONE-INTEGRATED -- 0.6%
  AT&T, Inc.
    Notes
    5.65% due 05/15/08(1)...........        250,000        250,182
  AT&T, Inc.
    Notes
    6.80% due 05/15/36..............         70,000         72,467
  BellSouth Corp.
    Notes
    4.20% due 09/15/09..............        445,000        435,185
  Sprint Nextel Corp.
    Bonds
    6.00% due 12/01/16..............        350,000        330,298

                                                           ---------------------

SUNAMERICA SERIES TRUST BALANCED PORTFOLIO#

--------------------------------------------------------------------------------


                                        PRINCIPAL        VALUE
        SECURITY DESCRIPTION             AMOUNT         (NOTE 3)
------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
  Verizon Communications, Inc.
    Senior Notes
    6.25% due 04/01/37..............  $     115,000   $    110,412
                                                      ------------
                                                         1,198,544
                                                      ------------
TOTAL CORPORATE BONDS & NOTES
  (cost $16,243,906)................                    15,841,044
                                                      ------------
FOREIGN CORPORATE BONDS & NOTES -- 3.8%
BANKS-COMMERCIAL -- 1.3%
  BNP Paribas
    Notes
    7.20% due 06/25/37*(1)..........        100,000         95,506
  Credit Agricole SA
    Junior Sub. Notes
    6.64% due 05/31/17*(1)(7).......        265,000        263,952
  Glitnir Banki HF
    Senior Notes
    5.62% due 04/20/10*(1)..........        225,000        224,675
  Glitnir Banki HF
    Notes
    5.80% due 01/21/11*(1)..........        305,000        306,706
  HBOS PLC
    5.92% due 10/01/15*(1)(7).......        400,000        358,067
  HBOS PLC
    Junior Sub. Notes
    6.66% due 05/21/37*(1)(7).......        100,000         90,815
  Landsbanki Islands HF
    Notes
    6.10% due 08/25/11*.............        190,000        193,593
  Shinsei Finance II
    Bonds
    7.16% due 07/25/16*(1)(7).......        325,000        330,791
  Societe Generale
    Sub. Notes
    5.92% due 04/05/17*(1)(7).......        185,000        177,742
  Standard Chartered PLC
    Sub. Notes
    6.41% due 01/30/17*(1)(7).......        200,000        182,525
  VTB Capital SA
    Notes
    6.10% due 09/21/07(1)...........        375,000        375,034
  Woori Bank
    Notes
    6.21% due 05/02/17*(1)(7).......        170,000        164,758
                                                      ------------
                                                         2,764,164
                                                      ------------
BANKS-MORTGAGE -- 0.2%
  Bancaja U.S. Debt SAU
    Bank Guar. Notes
    5.50% due 07/10/09*(1)..........        200,000        200,278
  CAM US Finance SA Sociedad
    Unipersonal
    Bank Guar. Notes
    5.51% due 02/01/10*(1)..........        200,000        200,022
                                                      ------------
                                                           400,300
                                                      ------------
BANKS-SPECIAL PURPOSE -- 0.1%
  Depfa ACS Bank
    Guar. Senior Bonds
    5.13% due 03/16/37*.............        330,000        297,090
                                                      ------------

------------------------------------------------------------------

                                        PRINCIPAL        VALUE
        SECURITY DESCRIPTION             AMOUNT         (NOTE 3)
FINANCE-INVESTMENT BANKER/BROKER -- 0.1%
  Kaupthing Bank
    Senior Notes
    6.06% due 01/15/10*(1)..........  $     300,000   $    303,121
                                                      ------------
GAS-DISTRIBUTION -- 0.1%
  Nakilat, Inc.
    Sec. Notes
    6.07% due 12/31/33*.............        150,000        143,370
                                                      ------------
INSURANCE-MULTI-LINE -- 0.2%
  AXA SA
    Sub. Notes
    6.38% due 12/14/36*(1)(7).......        130,000        111,092
  XL Capital, Ltd.
    Notes
    6.50% due 04/15/17(1)(7)........        260,000        232,024
                                                      ------------
                                                           343,116
                                                      ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.5%
  Canadian Natural Resources, Ltd.
    Notes
    6.25% due 03/15/38..............         80,000         76,472
  Citic Resources Finance Ltd.
    Guaranteed Senior Notes
    6.75% due 05/15/14*.............        210,000        197,925
  Gazprom International SA
    Senior Notes
    7.20% due 02/01/20*.............        139,248        140,989
  Gazprom International SA
    Bonds
    7.20% due 02/01/20..............        200,288        204,955
  Nexen, Inc.
    Bonds
    6.40% due 05/15/37..............        115,000        111,047
  Ras Laffan Liquefied Natural Gas
    Co., Ltd. III
    Company Guar. Senior Notes
    5.83% due 09/30/16*.............        300,000        300,644
                                                      ------------
                                                         1,032,032
                                                      ------------
OIL COMPANIES-INTEGRATED -- 0.3%
  Petroleos de Venezuela SA
    Company Guar. Notes
    5.50% due 04/12/37*.............        670,000        420,425
  Qatar Petroleum
    Notes
    5.58% due 05/30/11*.............        240,003        241,287
                                                      ------------
                                                           661,712
                                                      ------------
PRINTING-COMMERCIAL -- 0.0%
  Quebecor World Capital Corp.
    Senior Notes
    8.75% due 03/15/16*.............         30,000         27,150
                                                      ------------
SATELLITE TELECOM -- 0.0%
  Intelsat Bermuda, Ltd.
    Company Guar. Notes
    9.25% due 06/15/16..............         25,000         25,500
                                                      ------------
SPECIAL PURPOSE ENTITIES -- 0.6%
  IIRSA Norte Finance, Ltd.
    Senior Notes
    8.75% due 05/30/24..............        304,367        359,154

---------------------

SUNAMERICA SERIES TRUST BALANCED PORTFOLIO#

--------------------------------------------------------------------------------


                                        PRINCIPAL        VALUE
        SECURITY DESCRIPTION             AMOUNT         (NOTE 3)
------------------------------------------------------------------
FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
SPECIAL PURPOSE ENTITIES (CONTINUED)
  Mizuho Capital Investment USD 1,
    Ltd.
    6.69% due 06/30/16*(1)(7).......  $     126,000   $    124,266
  MUFG Capital Finance 1, Ltd.
    6.35% due 07/25/16(1)(7)........        120,000        115,028
  QBE Capital Funding II LP
    6.80% due 06/01/17*(1)(7).......        120,000        112,046
  SMFG Preferred Capital, Ltd.
    6.08% due 01/25/17*(1)(7).......        245,000        234,595
  Swiss Re Capital I LP
    6.85% due 05/25/16*(1)(7).......        365,000        363,321
                                                      ------------
                                                         1,308,410
                                                      ------------
TELEPHONE-INTEGRATED -- 0.4%
  Telefonica Emisiones SAU
    Company Guar. Notes
    5.66% due 06/19/09(1)...........        500,000        499,090
  Telefonica Emisiones SAU
    Company Guar. Notes
    5.86% due 02/04/13..............        350,000        348,912
                                                      ------------
                                                           848,002
                                                      ------------
TOTAL FOREIGN CORPORATE BONDS &
  NOTES
  (cost $8,324,141).................                     8,153,967
                                                      ------------
FOREIGN GOVERNMENT AGENCIES -- 1.7%
SOVEREIGN -- 1.7%
  Brazilian Government International
    Bond
    12.25% due 03/06/30.............        110,000        179,300
  Government of Peru
    Bonds
    6.55% due 03/14/37..............        443,000        435,248
  Guatemala Government Bond
    Notes
    9.25% due 08/01/13..............        150,000        169,500
  Mexico Government International
    Bond
    6.06% due 01/13/09(1)...........        450,000        451,800
  Republic of Argentina
    Bonds
    5.39% due 08/03/12(1)...........        515,000        292,520
  Republic of Venezuela
    Bonds
    9.38% due 01/13/34..............        435,000        463,275
  Russian Federation
    Notes
    12.75% due 06/24/28.............        120,000        208,987
  Ukraine Government International
    Senior Notes
    6.58% due 11/21/16..............        640,000        610,454
  Ukraine Government International
    Senior Bonds
    6.58% due 11/21/16*.............        125,000        121,250
  Ukraine Government International
    Notes
    6.88% due 03/04/11..............        220,000        222,310
  Ukraine Government International
    Notes
    7.65% due 06/11/13..............        100,000        104,338

------------------------------------------------------------------

                                        PRINCIPAL        VALUE
        SECURITY DESCRIPTION             AMOUNT         (NOTE 3)
SOVEREIGN (CONTINUED)
  Ukraine Government International
    Notes
    8.69% due 08/05/09(1)...........  $     100,000   $    105,077
  United Mexican States
    Bonds
    8.00% due 09/24/22..............        270,000        319,545
                                                      ------------
TOTAL FOREIGN GOVERNMENT AGENCIES
  (cost $3,796,370).................                     3,683,604
                                                      ------------
U.S. GOVERNMENT AGENCIES -- 23.7%
FEDERAL HOME LOAN BANK -- 0.7%
  4.63% due 02/01/08................      1,500,000      1,494,945
                                                      ------------
FEDERAL HOME LOAN MTG. CORP. -- 5.0%
  4.88% due 02/17/09................      2,535,000      2,532,850
  5.00% due August 30 TBA...........      1,150,000      1,078,484
  5.00% due 03/01/19................        156,620        152,307
  5.50% due August 30 TBA...........      6,230,000      6,017,794
  5.50% due 07/01/34................        549,370        532,703
  6.50% due 05/01/16................         77,852         79,559
  6.75% due 09/15/29................        245,000        282,472
                                                      ------------
                                                        10,676,169
                                                      ------------
FEDERAL NATIONAL MTG. ASSOC. -- 16.2%
  5.00% due August 30 TBA...........      2,650,000      2,485,202
  5.00% due September 30 TBA........      1,900,000      1,781,250
  5.00% due October 30 TBA..........      2,000,000      1,876,250
  5.00% due 03/01/18................        184,903        180,199
  5.00% due 04/01/18................         36,091         35,194
  5.00% due 07/01/18................        235,899        229,897
  5.00% due 08/01/18................        217,461        211,929
  5.00% due 09/01/18................        781,967        762,074
  5.00% due 06/01/19................        159,442        155,101
  5.50% due August 15 TBA...........        300,000        296,250
  5.50% due August 30 TBA...........      2,950,000      2,848,594
  5.50% due October 30 TBA..........      1,630,000      1,572,950
  5.50% due 10/01/17................        552,702        548,394
  5.50% due 11/01/17................        162,495        161,228
  6.00% due September 15 TBA........      1,460,000      1,468,213
  6.00% due September 30 TBA........      1,900,000      1,881,000
  6.00% due August 15 TBA...........      6,890,000      6,930,913
  6.00% due 08/01/17................        297,102        299,350
  6.50% due August 30 TBA...........      1,390,000      1,403,900
  6.50% due September 30 TBA........      2,310,000      2,331,656
  7.00% due 09/01/32................         49,726         51,534
  7.00% due 07/01/36................      4,209,166      4,324,858
  Federal National Mtg. Assoc.
    Series 2006-43, Class G
    6.50% due 09/25/33(2)...........        380,592        387,389
  Federal National Mtg. Assoc.
    Series 2006-63, Class AE
    6.50% due 10/25/33(2)...........        721,104        734,171
  Federal National Mtg. Assoc.
    Series 2006-59, Class DC
    6.50% due 12/25/33(2)...........      1,176,460      1,198,457

                                                           ---------------------

SUNAMERICA SERIES TRUST BALANCED PORTFOLIO#

--------------------------------------------------------------------------------


                                        PRINCIPAL        VALUE
        SECURITY DESCRIPTION             AMOUNT         (NOTE 3)
------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
  Federal National Mtg. Assoc.
    Series 2006-78, Class BC
    6.50% due 01/25/34(2)...........  $     313,565   $    319,501
                                                      ------------
                                                        34,475,454
                                                      ------------
GOVERNMENT NATIONAL MTG. ASSOC. -- 1.7%
  5.50% due August 30 TBA...........        185,000        180,201
  5.50% due 01/15/34................      1,224,134      1,194,761
  6.00% due August 30 TBA...........        440,000        439,313
  6.00% due September 30 TBA........        100,000         99,781
  6.50% due August 30 TBA...........      1,375,000      1,399,063
  7.50% due 01/15/32................        208,478        218,339
                                                      ------------
                                                         3,531,458
                                                      ------------
TENNESSEE VALLEY AUTHORITY -- 0.1%
  4.65% due 06/15/35................        248,000        217,916
                                                      ------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $50,503,736)................                    50,395,942
                                                      ------------
U.S. GOVERNMENT TREASURIES -- 0.3%
UNITED STATES TREASURY BONDS -- 0.0%
  4.50% due 02/15/36................         40,000         37,400
                                                      ------------
UNITED STATES TREASURY NOTES -- 0.3%
  4.38% due 12/31/07@...............         70,000         69,825
  4.63% due 02/29/08@...............        275,000        274,485
  4.63% due 02/15/17................        175,000        172,744
  4.75% due 05/31/12................         55,000         55,335
  4.88% due 05/15/09@...............         25,000         25,117
                                                      ------------
                                                           597,506
                                                      ------------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $634,860)...................                       634,906
                                                      ------------
TOTAL LONG-TERM INVESTMENT
  SECURITIES
  (cost $225,384,744)...............                   234,776,954
                                                      ------------
SHORT-TERM INVESTMENT SECURITIES -- 3.0%
ASSET-BACKED COMMERCIAL PAPER -- 0.7%
  Kitty Hawk Funding Corp.
    5.30% due 08/30/07..............      1,500,000      1,493,596
                                                      ------------
COMMERCIAL PAPER -- 2.3%
  DaimlerChrysler Revolving Auto
    5.28% due 08/17/07..............      1,250,000      1,247,067
  George St. Finance LLC
    5.29% due 08/13/07..............      1,250,000      1,247,796
  Solitaire Funding LLC
    5.28% due 08/06/07..............      1,250,000      1,249,083
  Ticonderoga & Ticonderoga
    5.28% due 08/21/07..............      1,250,000      1,246,333
                                                      ------------
                                                         4,990,279
                                                      ------------
TOTAL SHORT-TERM INVESTMENT
  SECURITIES
  (cost $6,483,875).................                     6,483,875
                                                      ------------

------------------------------------------------------------------

                                        PRINCIPAL        VALUE
        SECURITY DESCRIPTION             AMOUNT         (NOTE 3)
REPURCHASE AGREEMENT -- 2.1%
Agreement with State Street Bank &
  Trust Co., bearing interest at
  3.00%,
  dated 07/31/07, to be repurchased
  08/01/07 in the amount of
  $4,402,367 and collateralized by
  Federal National Mtg. Assoc.
  Notes, bearing interest at 5.50%
  due 08/16/07 and having
  approximate value of $4,493,738
  (cost $4,402,000).................  $   4,402,000   $  4,402,000
                                                      ------------
TOTAL INVESTMENTS
  (cost $236,270,619)(10)...........          115.5    245,662,829
Liabilities in excess of other
  assets............................          (15.5)   (33,043,444)
                                      -------------   ------------
NET ASSETS..........................          100.0   $212,619,385
                                      =============   ============
BONDS & NOTES SOLD SHORT -- (0.2%)
U.S. GOVERNMENT AGENCIES -- (0.2%)
FEDERAL NATIONAL MTG. ASSOC.
  6.50% due September 30 TBA........       (420,000)  $   (423,938)
  7.00% due August 30 TBA...........        (50,000)       (51,359)
                                                      ------------
(Proceeds $(472,975))...............                  $   (475,297)
                                                      ============

------------
+     Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2007, the aggregate value of these securities was $7,694,732 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
@ The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
 (1) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2007.
 (2)  Collateralized Mortgage Obligation
 (3) Variable Rate Security -- the rate reflected is as of July 31, 2007, maturity date reflects the stated maturity date.
 (4) To the extent permitted by the Statement of Additional Information, the Balanced Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 3. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2007, the Balanced Portfolio held the following restricted securities:

---------------------

SUNAMERICA SERIES TRUST BALANCED PORTFOLIO#

--------------------------------------------------------------------------------

                                               PRINCIPAL                             % OF
                                 ACQUISITION    AMOUNT/     ACQUISITION   MARKET     NET
      NAME                          DATE         SHARES        COST        VALUE    ASSETS
      ----                       -----------   ----------   -----------   -------   ------
      ICO North America, Inc.
       7.50% due 08/15/09......     8/11/05     $ 35,000      $35,000     $35,350    0.0%
      Southern Energy, Inc.
       7.90% due 07/15/09......     1/10/06      200,000            0          0     0.0
                                                                          -------    ---
                                                                          $35,350    0.0%
                                                                          =======    ===

 (5)  Fair valued security; see Note 3
 (6) Variable Rate Security -- the rate reflected is as of July 31, 2007, maturity date reflects next reset date.
 (7)  Perpetual maturity -- maturity date reflects the next call date.
 (8)  Illiquid security
 (9) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(10)  See Note 5 for cost of investments on a tax basis.
ADR  -- American Depository Receipt
TBA   -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
#    See Note 1

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------

  NUMBER                                                                                                  UNREALIZED
    OF                                                   EXPIRATION     VALUE AT      VALUE AS OF        APPRECIATION
 CONTRACTS                 DESCRIPTION                      DATE       TRADE DATE    JULY 31, 2007      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
  5   Long   S&P 500 Index...........................  September 2007  $1,835,974      $1,827,375         $ (8,599)
 20   Long   U.S. Treasury Notes 2 Year Futures......  September 2007  4,075,993        4,098,750           22,757
 80   Long   U.S. Treasury Notes 5 Year Futures......  September 2007  8,404,115        8,437,500           33,385
  6   Long   U.S. Treasury Bonds 30 Year Futures.....  September 2007    658,880          660,375            1,495
 34   Short  U.S. Treasury Notes 10 Year Futures.....  September 2007  3,611,841        3,652,344          (40,503)
 27   Short  Chicago Board of Trade 10 Year Swap.....  September 2007  2,783,174        2,799,984          (16,810)
 46   Short  Chicago Board of Trade 5 Year Swap......  September 2007  4,724,082        4,745,187          (21,105)
                                                                                                          ---------
                                                                                                          $(29,380)
                                                                                                          =========

WRITTEN PUT OPTIONS
--------------------------------------------------------------------------------

                                                                                                          VALUE AT
                                                            CONTRACT      STRIKE   NUMBER OF   PREMIUMS   JULY 31,    UNREALIZED
ISSUE                                                        MONTH        PRICE    CONTRACTS   RECEIVED     2007     APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 10 Year Futures....................  September 2007   $102.0       7        $  932      $109        $  823
U.S. Treasury Notes 10 Year Futures....................  September 2007   103.0        7         1,761       109         1,652
U.S. Treasury Notes 5 Year Futures.....................  September 2007   102.5       10         1,065       157           908
                                                                                      --        ------      ----        ------
                                                                                      24        $3,758      $375        $3,383
                                                                                      ==        ======      ====        ======

See Notes to Financials Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Federal National Mtg. Assoc. ..............................  10.1%
United States Treasury Notes...............................   9.7
Finance-Investment Banker/Broker...........................   4.9
Diversified Financial Services.............................   4.2
Federal Home Loan Mtg. Corp. ..............................   3.6
Oil Companies-Integrated...................................   3.3
Banks-Super Regional.......................................   3.2
Oil Companies-Exploration & Production.....................   3.0
Electric-Integrated........................................   2.7
Insurance-Life/Health......................................   2.4
Insurance-Multi-line.......................................   2.4
Telephone-Integrated.......................................   2.3
Medical-Drugs..............................................   2.2
United States Treasury Bonds...............................   2.2
Banks-Fiduciary............................................   1.6
Finance-Mortgage Loan/Banker...............................   1.6
Medical Products...........................................   1.6
Aerospace/Defense..........................................   1.5
Diversified Manufacturing Operations.......................   1.1
Medical-Biomedical/Gene....................................   1.1
Retail-Regional Department Stores..........................   1.1
Tobacco....................................................   1.1
Building & Construction Products-Misc. ....................   1.0
Multimedia.................................................   1.0
Containers-Metal/Glass.....................................   0.9
Pipelines..................................................   0.9
Enterprise Software/Service................................   0.8
Government National Mtg. Assoc. ...........................   0.8
Insurance-Property/Casualty................................   0.8
Telecommunication Equipment................................   0.8
Commercial Paper...........................................   0.7
Computers..................................................   0.7
Food-Misc. ................................................   0.7
Medical Instruments........................................   0.7
Publishing-Newspapers......................................   0.7
Aerospace/Defense-Equipment................................   0.6
Finance-Credit Card........................................   0.6
Medical-HMO................................................   0.6
Oil & Gas Drilling.........................................   0.6
Transport-Rail.............................................   0.6
Applications Software......................................   0.5
Asset-Backed Commercial Paper..............................   0.5
Auto-Cars/Light Trucks.....................................   0.5
Building-Residential/Commercial............................   0.5
Chemicals-Diversified......................................   0.5
Cosmetics & Toiletries.....................................   0.5
Filtration/Separation Products.............................   0.5
Industrial Gases...........................................   0.5
Paper & Related Products...................................   0.5
Retail-Drug Store..........................................   0.5
Savings & Loans/Thrifts....................................   0.5
Telecom Services...........................................   0.5
Wireless Equipment.........................................   0.5
Athletic Footwear..........................................   0.4
Auto/Truck Parts & Equipment-Original......................   0.4
Banks-Commercial...........................................   0.4
Beverages-Wine/Spirits.....................................   0.4
Cellular Telecom...........................................   0.4
Commercial Mortgage Backed Securities......................   0.4
Distribution/Wholesale.....................................   0.4
Electronic Components-Semiconductors.......................   0.4%
Machinery-Farming..........................................   0.4
Real Estate Investment Trusts..............................   0.4
Recreational Vehicles......................................   0.4
Special Purpose Entities...................................   0.4
U.S. Government Agencies...................................   0.4
Beverages-Non-alcoholic....................................   0.3
Cable TV...................................................   0.3
Cruise Lines...............................................   0.3
Investment Management/Advisor Services.....................   0.3
Agricultural Chemicals.....................................   0.2
Computers-Memory Devices...................................   0.2
Consulting Services........................................   0.2
Diversified Minerals.......................................   0.2
Electric-Generation........................................   0.2
Electronic Components-Misc. ...............................   0.2
Hotels/Motels..............................................   0.2
Independent Power Producers................................   0.2
Industrial Automated/Robotic...............................   0.2
Medical-Hospitals..........................................   0.2
Networking Products........................................   0.2
Oil Refining & Marketing...................................   0.2
Retail-Discount............................................   0.2
Retail-Office Supplies.....................................   0.2
Retail-Perfume & Cosmetics.................................   0.2
Therapeutics...............................................   0.2
Advertising Services.......................................   0.1
Banks-Money Center.........................................   0.1
Brewery....................................................   0.1
Coatings/Paint.............................................   0.1
Commercial Mortgage Backed Securities - Subordinate........   0.1
Commercial Services-Finance................................   0.1
Consumer Products-Misc. ...................................   0.1
Dental Supplies & Equipment................................   0.1
Diversified Operations.....................................   0.1
Drug Delivery Systems......................................   0.1
Electric-Distribution......................................   0.1
Finance-Consumer Loans.....................................   0.1
Finance-Leasing Companies..................................   0.1
Health Care Cost Containment...............................   0.1
Machine Tools & Related Products...........................   0.1
Machinery-Construction & Mining............................   0.1
Metal Processors & Fabrication.............................   0.1
Non-Hazardous Waste Disposal...............................   0.1
Office Automation & Equipment..............................   0.1
Oil-Field Services.........................................   0.1
Pharmacy Services..........................................   0.1
Real Estate Management/Services............................   0.1
Real Estate Operations & Development.......................   0.1
Regional Authority.........................................   0.1
Retail-Apparel/Shoe........................................   0.1
Retail-Building Products...................................   0.1
Sovereign..................................................   0.1
Television.................................................   0.1
Transport-Services.........................................   0.1
                                                             ----
                                                             99.4%
                                                             ====

------------

*   Calculated as a percentage of net assets

---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
       SECURITY DESCRIPTION               SHARES           (NOTE 3)
----------------------------------------------------------------------
COMMON STOCK -- 57.4%
ADVERTISING SERVICES -- 0.1%
  WPP Group PLC(1).................         46,480      $      665,950
                                                        --------------
AEROSPACE/DEFENSE -- 1.5%
  Lockheed Martin Corp. ...........        122,830          12,096,298
  Northrop Grumman Corp. ..........         61,490           4,679,389
                                                        --------------
                                                            16,775,687
                                                        --------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.6%
  United Technologies Corp. .......         95,060           6,936,528
                                                        --------------
AGRICULTURAL CHEMICALS -- 0.2%
  Syngenta AG(1)...................         10,350           1,953,867
                                                        --------------
APPLICATIONS SOFTWARE -- 0.5%
  Compuware Corp.+.................        634,060           5,915,780
                                                        --------------
ATHLETIC FOOTWEAR -- 0.4%
  NIKE, Inc., Class B..............         87,550           4,942,198
                                                        --------------
AUTO-CARS/LIGHT TRUCKS -- 0.5%
  Bayerische Motoren Werke AG(1)...         99,330           6,137,725
                                                        --------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.4%
  Johnson Controls, Inc. ..........         36,520           4,132,238
                                                        --------------
BANKS-COMMERCIAL -- 0.1%
  Julius Baer Holding AG(1)........         11,525             805,272
                                                        --------------
BANKS-FIDUCIARY -- 1.6%
  State Street Corp. ..............         39,120           2,622,214
  The Bank of New York Mellon
    Corp. .........................        370,832          15,778,901
                                                        --------------
                                                            18,401,115
                                                        --------------
BANKS-SUPER REGIONAL -- 2.6%
  Bank of America Corp. ...........        417,095          19,778,645
  PNC Financial Services Group,
    Inc. ..........................         68,060           4,536,199
  SunTrust Banks, Inc. ............         74,890           5,863,887
                                                        --------------
                                                            30,178,731
                                                        --------------
BEVERAGES-NON-ALCOHOLIC -- 0.3%
  PepsiCo, Inc. ...................         53,820           3,531,668
                                                        --------------
BEVERAGES-WINE/SPIRITS -- 0.3%
  Diageo PLC(1)....................        196,240           3,997,786
                                                        --------------
BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.9%
  Masco Corp. .....................        378,510          10,299,257
                                                        --------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.5%
  D.R. Horton, Inc. ...............        196,960           3,214,387
  Toll Brothers, Inc.+.............         93,440           2,049,139
                                                        --------------
                                                             5,263,526
                                                        --------------
CABLE TV -- 0.2%
  Time Warner Cable, Inc. Class
    A+.............................         54,020           2,064,644
                                                        --------------
CELLULAR TELECOM -- 0.2%
  Vodafone Group PLC ADR...........         67,664           2,053,602
                                                        --------------
CHEMICALS-DIVERSIFIED -- 0.5%
  PPG Industries, Inc. ............         64,200           4,896,534
  The Dow Chemical Co. ............         19,190             834,381
                                                        --------------
                                                             5,730,915
                                                        --------------
COATINGS/PAINT -- 0.1%
  The Sherwin-Williams Co. ........         16,440           1,145,704
                                                        --------------

----------------------------------------------------------------------
                                                            VALUE
       SECURITY DESCRIPTION               SHARES           (NOTE 3)
COMPUTERS -- 0.7%
  Hewlett-Packard Co. .............        105,340      $    4,848,800
  International Business Machines
    Corp. .........................         25,100           2,777,315
                                                        --------------
                                                             7,626,115
                                                        --------------
COMPUTERS-MEMORY DEVICES -- 0.2%
  SanDisk Corp.+...................         36,500           1,957,495
                                                        --------------
CONSULTING SERVICES -- 0.2%
  Accenture Ltd., Class A..........         55,900           2,355,067
                                                        --------------
CONTAINERS-METAL/GLASS -- 0.9%
  Owens-Illinois, Inc.+............        254,140          10,160,517
                                                        --------------
COSMETICS & TOILETRIES -- 0.5%
  Procter & Gamble Co. ............        101,780           6,296,111
                                                        --------------
CRUISE LINES -- 0.3%
  Royal Caribbean Cruises, Ltd. ...         88,600           3,413,758
                                                        --------------
DENTAL SUPPLIES & EQUIPMENT -- 0.1%
  Dentsply International, Inc. ....         20,000             729,800
                                                        --------------
DISTRIBUTION/WHOLESALE -- 0.4%
  WESCO International, Inc.+.......         18,000             963,900
  WW Grainger, Inc. ...............         37,250           3,254,160
                                                        --------------
                                                             4,218,060
                                                        --------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 1.1%
  3M Co. ..........................         20,930           1,861,096
  Eaton Corp. .....................          5,490             533,518
  General Electric Co. ............        182,390           7,069,436
  Tyco International, Ltd. ........         66,950           3,166,066
                                                        --------------
                                                            12,630,116
                                                        --------------
DIVERSIFIED MINERALS -- 0.1%
  BHP Billiton PLC(1)..............         36,320           1,070,533
                                                        --------------
ELECTRIC-INTEGRATED -- 1.8%
  American Electric Power Co.,
    Inc. ..........................         25,200           1,095,948
  Dominion Resources, Inc. ........         38,520           3,244,154
  DPL, Inc. .......................         54,410           1,446,218
  Entergy Corp. ...................         14,880           1,487,405
  FPL Group, Inc. .................        129,430           7,471,994
  Integrys Energy Group, Inc. .....         19,260             953,177
  PG&E Corp. ......................         35,400           1,515,474
  PPL Corp. .......................         14,570             686,830
  Public Service Enterprise Group,
    Inc. ..........................         37,000           3,187,550
                                                        --------------
                                                            21,088,750
                                                        --------------
ELECTRONIC COMPONENTS-MISC. -- 0.2%
  Tyco Electronics, Ltd.+..........         66,950           2,398,149
                                                        --------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.4%
  Intel Corp. .....................        213,680           5,047,122
                                                        --------------
ENTERPRISE SOFTWARE/SERVICE -- 0.8%
  Oracle Corp.+....................        477,060           9,121,387
                                                        --------------
FILTRATION/SEPARATION PRODUCTS -- 0.5%
  Pall Corp. ......................        151,520           6,291,110
                                                        --------------
FINANCE-CREDIT CARD -- 0.4%
  American Express Co. ............         75,780           4,436,161
  Discover Financial Services+.....         33,805             779,206
                                                        --------------
                                                             5,215,367
                                                        --------------

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
       SECURITY DESCRIPTION               SHARES           (NOTE 3)
----------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FINANCE-INVESTMENT BANKER/BROKER -- 4.2%
  Citigroup, Inc. .................        299,743      $   13,959,031
  JPMorgan Chase & Co. ............        264,030          11,619,960
  KKR Private Equity Investors
    LP.............................         36,830             743,966
  Lehman Brothers Holdings,
    Inc. ..........................         19,600           1,215,200
  Merrill Lynch & Co., Inc. .......         15,040           1,115,968
  Morgan Stanley...................         37,610           2,402,151
  The Bear Stearns Cos., Inc. .....         36,500           4,424,530
  The Goldman Sachs Group, Inc. ...         35,410           6,669,119
  UBS AG...........................         38,070           2,096,515
  UBS AG (Virt-x)(1)...............         69,235           3,840,892
                                                        --------------
                                                            48,087,332
                                                        --------------
FINANCE-MORTGAGE LOAN/BANKER -- 1.4%
  Countrywide Financial Corp. .....        121,960           3,435,613
  Fannie Mae.......................        128,750           7,704,400
  Freddie Mac......................         89,120           5,103,903
                                                        --------------
                                                            16,243,916
                                                        --------------
FOOD-MISC. -- 0.7%
  Kellogg Co. .....................         79,110           4,098,689
  Nestle SA(1).....................         10,531           4,023,245
                                                        --------------
                                                             8,121,934
                                                        --------------
INDEPENDENT POWER PRODUCER -- 0.2%
  NRG Energy, Inc.+................         49,520           1,908,996
                                                        --------------
INDUSTRIAL AUTOMATED/ROBOTIC -- 0.2%
  Rockwell Automation, Inc. .......         33,820           2,367,062
                                                        --------------
INDUSTRIAL GASES -- 0.5%
  Air Products & Chemicals,
    Inc. ..........................         51,650           4,461,010
  Praxair, Inc. ...................         24,430           1,871,827
                                                        --------------
                                                             6,332,837
                                                        --------------
INSURANCE-LIFE/HEALTH -- 2.4%
  AFLAC, Inc. .....................         63,360           3,302,323
  Conseco, Inc.+...................        432,330           7,864,083
  Genworth Financial, Inc., Class
    A..............................        473,470          14,450,304
  Principal Financial Group........         11,100             625,929
  Prudential Financial, Inc. ......         13,620           1,207,141
                                                        --------------
                                                            27,449,780
                                                        --------------
INSURANCE-MULTI-LINE -- 2.2%
  Hartford Financial Services
    Group, Inc. ...................         62,930           5,781,379
  MetLife, Inc. ...................         95,520           5,752,215
  The Allstate Corp. ..............        258,840          13,757,346
                                                        --------------
                                                            25,290,940
                                                        --------------
INSURANCE-PROPERTY/CASUALTY -- 0.7%
  Chubb Corp. .....................         24,320           1,225,971
  The Travelers Cos., Inc. ........        135,160           6,863,425
                                                        --------------
                                                             8,089,396
                                                        --------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.3%
  Franklin Resources, Inc. ........         24,710           3,147,313
                                                        --------------
MACHINERY-FARMING -- 0.4%
  Deere & Co. .....................         37,690           4,538,630
                                                        --------------
MEDICAL INSTRUMENTS -- 0.7%
  Boston Scientific Corp.+.........        590,000           7,758,500
                                                        --------------

----------------------------------------------------------------------
                                                            VALUE
       SECURITY DESCRIPTION               SHARES           (NOTE 3)
MEDICAL PRODUCTS -- 1.5%
  Covidien, Ltd.+..................         66,950      $    2,741,602
  Johnson & Johnson................        140,080           8,474,840
  The Cooper Cos., Inc. ...........        120,430           6,037,156
                                                        --------------
                                                            17,253,598
                                                        --------------
MEDICAL-BIOMEDICAL/GENE 1.1%
  Amgen, Inc.+.....................        205,410          11,038,733
  Genzyme Corp.+...................         20,600           1,299,242
                                                        --------------
                                                            12,337,975
                                                        --------------
MEDICAL-DRUGS -- 2.1%
  Abbott Laboratories..............         15,910             806,478
  Eli Lilly & Co. .................         47,600           2,574,684
  GlaxoSmithKline PLC(1)...........         45,300           1,155,414
  GlaxoSmithKline PLC ADR..........         45,750           2,336,910
  Merck & Co., Inc. ...............         88,170           4,377,641
  Pfizer, Inc. ....................         40,900             961,559
  Wyeth............................        253,820          12,315,346
                                                        --------------
                                                            24,528,032
                                                        --------------
MEDICAL-HMO -- 0.6%
  UnitedHealth Group, Inc. ........         47,640           2,307,205
  WellPoint, Inc.+.................         67,280           5,054,074
                                                        --------------
                                                             7,361,279
                                                        --------------
MEDICAL-HOSPITALS -- 0.2%
  Tenet Healthcare Corp.+..........        447,100           2,315,978
                                                        --------------
METAL PROCESSORS & FABRICATION -- 0.1%
  Timken Co. ......................         50,860           1,698,724
                                                        --------------
MULTIMEDIA -- 0.8%
  The E.W. Scripps Co., Class A....        125,070           5,124,118
  The Walt Disney Co. .............         30,000             990,000
  Viacom, Inc., Class B+...........         71,355           2,732,896
                                                        --------------
                                                             8,847,014
                                                        --------------
NETWORKING PRODUCTS -- 0.1%
  Cisco Systems, Inc.+.............         50,280           1,453,595
                                                        --------------
OIL & GAS DRILLING -- 0.6%
  GlobalSantaFe Corp. .............         38,480           2,759,401
  Noble Corp. .....................         44,160           4,524,633
                                                        --------------
                                                             7,284,034
                                                        --------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.6%
  Anadarko Petroleum Corp. ........        237,160          11,936,263
  Apache Corp. ....................         53,280           4,307,155
  Devon Energy Corp. ..............        144,710          10,796,813
  EOG Resources, Inc. .............         19,130           1,341,013
  Talisman Energy, Inc. ...........         55,500           1,016,205
  Ultra Petroleum Corp.+...........         20,510           1,133,998
                                                        --------------
                                                            30,531,447
                                                        --------------
OIL COMPANIES-INTEGRATED -- 3.3%
  Chevron Corp. ...................         45,531           3,881,973
  ConocoPhillips...................         46,370           3,748,551
  Exxon Mobil Corp. ...............        166,956          14,212,964
  Hess Corp. ......................        104,970           6,424,164
  Royal Dutch Shell PLC ADR........         14,560           1,129,711
  Total SA ADR.....................        112,430           8,838,122
                                                        --------------
                                                            38,235,485
                                                        --------------

---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
       SECURITY DESCRIPTION               SHARES           (NOTE 3)
----------------------------------------------------------------------
COMMON STOCK (CONTINUED)
OIL REFINING & MARKETING -- 0.1%
  Sunoco, Inc. ....................         13,370      $      892,046
                                                        --------------
OIL-FIELD SERVICES -- 0.1%
  Halliburton Co. .................         21,800             785,236
                                                        --------------
PAPER & RELATED PRODUCTS -- 0.5%
  Bowater, Inc. ...................        189,150           3,711,123
  MeadWestvaco Corp. ..............         41,940           1,364,727
  Smurfit-Stone Container Corp.+...         33,140             390,721
                                                        --------------
                                                             5,466,571
                                                        --------------
PHARMACY SERVICES -- 0.1%
  Omnicare, Inc. ..................         43,900           1,455,724
                                                        --------------
PIPELINES -- 0.7%
  Questar Corp. ...................         12,400             638,476
  Williams Cos., Inc. .............        215,090           6,936,653
                                                        --------------
                                                             7,575,129
                                                        --------------
PUBLISHING-NEWSPAPERS -- 0.7%
  The New York Times Co., Class A..        354,610           8,106,385
                                                        --------------
RADIO -- 0.0%
  Citadel Broadcasting Corp. ......          2,303              11,561
                                                        --------------
RECREATIONAL VEHICLES -- 0.4%
  Polaris Industries, Inc. ........         94,720           4,675,379
                                                        --------------
RETAIL-AUTO PARTS -- 0.0%
  Advance Auto Parts, Inc. ........         12,300             427,671
                                                        --------------
RETAIL-BUILDING PRODUCTS -- 0.0%
  Lowe's Cos., Inc. ...............         14,050             393,541
                                                        --------------
RETAIL-DISCOUNT -- 0.1%
  Wal-Mart Stores, Inc. ...........         27,960           1,284,762
                                                        --------------
RETAIL-DRUG STORE -- 0.4%
  CVS Caremark Corp. ..............        136,228           4,793,863
                                                        --------------
RETAIL-OFFICE SUPPLIES -- 0.2%
  Staples, Inc. ...................         83,610           1,924,702
                                                        --------------
RETAIL-PERFUME & COSMETICS -- 0.2%
  Sally Beauty Holdings Inc.+......        241,420           1,938,603
                                                        --------------
RETAIL-REGIONAL DEPARTMENT STORES -- 1.1%
  Macy's, Inc. ....................        340,440          12,279,671
                                                        --------------
SAVINGS & LOANS/THRIFTS -- 0.5%
  New York Community Bancorp,
    Inc. ..........................        367,470           5,964,038
                                                        --------------
TELECOM SERVICES -- 0.4%
  Embarq Corp. ....................         51,440           3,178,478
  TELUS Corp. .....................          5,250             287,795
  TELUS Corp. (Non Voting Shares)..         15,160             844,543
                                                        --------------
                                                             4,310,816
                                                        --------------
TELECOMMUNICATION EQUIPMENT -- 0.8%
  Nortel Networks Corp.+...........        438,049           9,479,380
                                                        --------------
TELEPHONE-INTEGRATED -- 1.8%
  AT&T, Inc. ......................        148,160           5,801,946
  Qwest Communications
    International, Inc.+...........        308,010           2,627,325
  Sprint Nextel Corp. .............        115,270           2,366,493
  Verizon Communications, Inc. ....        240,650          10,256,503
                                                        --------------
                                                            21,052,267
                                                        --------------

----------------------------------------------------------------------
                                         SHARES/
                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
THERAPEUTICS -- 0.2%
  Warner Chilcott, Ltd., Class
    A+.............................        162,000      $    2,916,000
                                                        --------------
TOBACCO -- 1.1%
  Altria Group, Inc. ..............        188,300          12,516,301
                                                        --------------
TRANSPORT-RAIL -- 0.4%
  Burlington Northern Santa Fe
    Corp. .........................         35,470           2,913,506
  Norfolk Southern Corp. ..........         26,320           1,415,489
                                                        --------------
                                                             4,328,995
                                                        --------------
TRANSPORT-SERVICES -- 0.1%
  United Parcel Service, Inc. Class
    B..............................         19,900           1,506,828
                                                        --------------
WIRELESS EQUIPMENT -- 0.5%
  Motorola, Inc. ..................        325,400           5,528,546
                                                        --------------
TOTAL COMMON STOCK
  (cost $591,180,510)..............                        661,349,462
                                                        --------------
ASSET BACKED SECURITIES -- 4.5%
DIVERSIFIED FINANCIAL SERVICES -- 4.5%
  Banc of America Commercial Mtg.,
    Inc.
    Series 2005-2, Class A5
    4.86% due 07/10/43(2)(3).......    $ 1,000,000             940,982
  Banc of America Commercial Mtg,
    Inc.,
    Series 2005-6, Class A4
    5.35% due 09/10/47(2)(3).......        500,000             488,418
  Banc of America Commercial Mtg.,
    Inc.
    Series 2005-6, Class AM
    5.35% due 09/10/47(2)(3).......        357,445             348,202
  Banc of America Commercial Mtg.,
    Inc.
    Series 2007-1, Class AMFX
    5.48% due 01/15/49(2)(3).......        922,761             885,999
  Bayview Financial Revolving Mtg.
    Loan Trust
    Series 2005-E, Class M1
    6.12% due 12/28/40*(4)(5)(11)..        850,000             849,997
  Bear Stearns Commercial Mtg.
    Securities, Inc.
    Series 2005-PWR7, Class A3
    5.12% due 02/11/41(2)(3).......        572,496             548,584
  Capital Trust Re CDO, Ltd.
    Series 2005-3A, Class A2
    5.16% due 06/25/35*(4)(11).....      1,000,000             969,687
  Chase Commercial Mtg. Securities
    Corp.
    Series 2000-2, Class A1
    7.54% due 07/15/32(2)..........         48,127              48,655
  Citigroup Commercial Mtg. Trust
    Series 2006-C5, Class AM
    5.46% due 10/15/49(2)..........      1,272,767           1,223,711
  Citigroup/Deutsche Bank
    Commercial Mtg. Trust
    Series 2006-CD3, Class AM
    5.65% due 10/15/48(2)..........      1,300,000           1,296,750
  Citigroup/Deutsche Bank
    Commercial Mtg. Trust
    Series 2005-CD1, Class A3
    5.40% due 07/15/44(2)(3).......        550,000             539,984

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
----------------------------------------------------------------------
ASSET BACKED SECURITIES (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  Countrywide Asset-Backed
    Certificates
    Series 2005-1, Class AF3
    4.58% due 07/25/35(3)..........    $    15,682      $       15,596
  Countrywide Asset-Backed
    Certificates
    Series 2005-3, Class AF3
    4.82% due 08/25/35(3)..........        301,010             298,879
  Countrywide Asset-Backed
    Certificates
    Series 2006-15, Class A3
    5.69% due 10/25/46(3)..........        550,000             545,617
  Credit Suisse Commercial Mtg.
    Trust
    Series 2006-C5, Class AM
    5.34% due 12/15/39(2)..........      1,280,000           1,220,178
  Credit Suisse Mtg. Capital
    Certificates
    Series 2006-C4, Class AM
    5.51% due 09/15/39(2)..........        704,005             678,551
  Crimmi Mae Commercial Mtg. Trust
    Series 1998-C1, Class A2
    7.00% due 06/02/33*(2)(4)......        271,198             271,331
  Deutsche Mtg & Asset Receiving
    Corp.
    Series 1998-C1, Class A2
    6.54% due 06/15/31(2)..........        194,190             194,037
  Falcon Franchise Loan LLC Series
    2000-1, Class A1
    7.38% due 05/05/10*(2).........         70,179              70,851
  GE Capital Commercial Mtg. Corp.
    Series 2006-C1, Class AM
    5.52% due 03/10/44(2)(3).......        630,000             607,984
  GMAC Mtg. Corp. Loan Trust
    Series 2006-HE3, Class A3
    5.81% due 10/25/36(3)..........        641,000             642,275
  Greenwich Capital Commercial
    Funding Corp.
    Series 2005-GG3, Class A2
    4.31% due 08/10/42(2)..........        633,450             618,003
  Greenwich Capital Commercial
    Funding Corp.
    Series 2005-GG5, Class A5
    5.22% due 04/10/37(2)(3).......        729,927             701,349
  Greenwich Capital Commercial
    Funding Corp.
    Series 2004-GG1, Class A7
    5.32% due 06/10/369(2)(3)......        293,478             287,131
  Greenwich Capital Commercial
    Funding Corp.
    Series 2007-GG9, Class AM
    5.47% due 03/10/39(2)..........      1,725,000           1,698,654
  Greenwich Capital Commercial
    Funding Corp.
    Series 2006-GG7, Class AM
    6.11% due 07/10/38(2)(3).......        600,000             601,332
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-CB12, Class AM
    4.95% due 09/12/37(2)(3).......        800,000             751,260

----------------------------------------------------------------------
                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-LDP1, Class A4
    5.04% due 03/15/46(2)(3).......    $   959,574      $      911,866
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2004-C2, Class A3
    5.38% due 05/15/41(2)(3).......        192,837             188,031
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2005-CB13,
    Class A4
    5.47% due 01/12/43(2)(3).......      1,050,000           1,015,339
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2006-LDP9, Class AM
    5.37% due 05/15/47(2)..........      1,010,000             962,314
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2006-LDP8, Class AM
    5.44% due 05/15/45(2)..........        584,335             563,004
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2006-LDP6, Class A4
    5.48% due 04/15/43(2)(3).......      1,270,000           1,232,609
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2006-CB15, Class AM
    5.86% due 06/12/43(2)(3).......      1,210,000           1,203,646
  JP Morgan Chase Commercial Mtg.
    Securities Corp.
    Series 2006-LDP7, Class A4
    6.07% due 04/15/45(2)(3).......      1,270,000           1,272,748
  JP Morgan Chase Commercial Mtg.
    Securities Corp.,
    Series 2005-LDP2, Class AM
    4.78% due 07/15/42(2)..........        765,000             710,329
  JP Morgan Chase Commercial Mtg.
    Securities Corp.,
    Series 2006-CB16, Class A4
    5.55% due 05/12/45(2)..........      1,270,000           1,236,252
  LB-UBS Commercial Mtg Trust
    Series 2007-C1, Class AM
    5.46% due 02/15/40(2)..........      1,645,000           1,574,270
  LB Commercial Conduit Mtg. Trust
    Series 1998-C1, Class A3
    6.48% due 02/18/30(2)..........        575,519             574,947
  LB-UBS Commercial Mtg. Trust
    Series 2006-C6, Class AM
    5.41% due 09/15/39(2)..........        310,137             297,521
  Merrill Lynch Mtg. Trust
    Series 2005-LC1, Class AM
    5.44% due 01/12/44(2)(3).......        529,000             509,612
  Merrill Lynch Mtg. Trust
    Series 2006-C1, Class AM
    5.84% due 05/12/39(2)(3).......      1,105,000           1,088,996
  Merrill Lynch/Countrywide
    Commercial Mtg. Trust
    Series 2006-4, Class AM
    5.20% due 12/12/49(2)(3).......      1,310,000           1,238,293
  Merrill Lynch/Countrywide
    Commercial Mtg. Trust
    Series 2007-5, Class A4
    5.38% due 08/12/48(2)..........      4,500,000           4,297,333

---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
----------------------------------------------------------------------
ASSET BACKED SECURITIES (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  Morgan Stanley Capital I
    Series 1998-HF2, Class X
    0.69% due 11/15/30*(2)(3)(6)...    $17,129,398      $      174,011
  Morgan Stanley Capital I
    Series 2005-HQ5, Class A4
    5.16% due 01/14/42(2)..........        381,582             366,136
  Multi-Family Capital Access One,
    Inc.
    Series 1, Class A
    6.65% due 01/15/24(2)..........        127,461             128,405
  Nomura Asset Securities Corp.
    Series 1995-MD3, Class B1
    9.95% due 04/04/27*(2)(3)(11)..      1,477,594           1,630,197
  RAAC Series
    Series 2004-SP3, Class AI3
    4.97% due 09/25/34(2)(3).......        425,000             415,950
  Residential Asset Mtg. Products,
    Inc.
    Series 2005-RS1, Class AI3
    4.11% due 01/25/35.............        325,261             322,563
  Residential Funding Mtg.
    Securities I, Inc.
    Series 2005-HS2, Class AI3
    5.32% due 12/25/35(3)..........        669,000             643,598
  Spirit Master Funding LLC
    Series 2005-1, Class A1
    5.05% due 07/20/23*(2)(4)(11)..        820,323             775,952
  Structured Asset Securities Corp.
    Series 2005-4XS, Class 1A2B
    4.67% due 03/25/35.............      1,124,448           1,114,059
  Wachovia Bank Commercial Mtg.
    Trust,
    Series 2005-C16, Class A4
    4.85% due 10/15/41(2)(3).......        950,000             895,007
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2005-C18, Class A4
    4.94% due 04/15/42(2)..........      1,440,000           1,359,873
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2005-C17, Class A4
    5.08% due 03/15/42(2)(3).......        964,051             918,635
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2006-C29, Class AM
    5.34% due 11/15/48(2)..........      1,280,000           1,220,253
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2005-C21, Class AM
    5.38% due 10/15/44(2)(3).......        694,000             665,888
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2006-C23, Class AM
    5.47% due 01/15/45(2)(3).......      1,133,000           1,095,881
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2005-C22, Class AM
    5.49% due 12/15/44(2)(3).......        837,000             806,809
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2006-C28, Class AM
    5.60% due 10/15/48(2)(3).......      1,300,000           1,291,520

----------------------------------------------------------------------
                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2006-C27, Class AM
    5.80% due 07/15/45(2)(3).......    $   810,000      $      798,999
  Wachovia Bank Commercial Mtg.
    Trust
    Series 2006-C26, Class AM
    6.16% due 06/15/45(2)(3).......        830,000             833,397
                                                        --------------
                                                            45,889,120
                                                        --------------
TOTAL ASSET BACKED SECURITIES
  (cost $53,644,243)...............                         51,678,240
                                                        --------------
CORPORATE BONDS & NOTES -- 7.4%
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.1%
  Johnson Controls, Inc.
    Senior Notes
    5.50% due 01/15/16.............        780,000             752,913
                                                        --------------
BANKS-SUPER REGIONAL -- 0.6%
  Bank of America Corp.
    Sub. Notes
    5.49% due 03/15/19.............      1,000,000             943,857
  Bank of America NA
    Senior Sub. Notes
    5.30% due 03/15/17.............        740,000             703,168
  PNC Funding Corp.
    Bank Guar. Notes
    5.63% due 02/01/17.............        600,000             585,367
  Wachovia Corp.
    Sub. Notes
    5.25% due 08/01/14.............      1,865,000           1,801,476
  Wells Fargo Bank NA
    Sub. Notes
    4.75% due 02/09/15.............      1,513,000           1,417,191
  Wells Fargo Bank NA
    Sub. Notes
    5.75% due 05/16/16.............      1,350,000           1,336,161
                                                        --------------
                                                             6,787,220
                                                        --------------
BREWERY -- 0.1%
  Miller Brewing Co.
    Notes
    5.50% due 08/15/13*............      1,623,000           1,611,233
                                                        --------------
BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.1%
  CRH America, Inc.
    Notes
    6.95% due 03/15/12.............        687,000             711,520
                                                        --------------
CABLE TV -- 0.1%
  Cox Communications, Inc.
    Notes
    4.63% due 06/01/13.............        985,000             913,866
                                                        --------------
CELLULAR TELECOM -- 0.1%
  Cingular Wireless LLC
    Senior Notes
    6.50% due 12/15/11.............        326,000             337,811
  Nextel Communications, Inc.
    Company Guar. Notes
    5.95% due 03/15/14.............      1,105,000           1,024,888
                                                        --------------
                                                             1,362,699
                                                        --------------

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
----------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
COMMERCIAL SERVICES-FINANCE -- 0.1%
  The Western Union Co.
    Senior Notes
    5.40% due 11/17/11.............    $ 1,210,000      $    1,191,739
                                                        --------------
CONSUMER PRODUCTS-MISC. -- 0.1%
  Fortune Brands, Inc.
    Notes
    5.13% due 01/15/11.............        808,000             799,915
                                                        --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
  General Electric Capital Corp.
    Senior Notes
    5.38% due 10/20/16.............        408,000             397,166
  General Electric Capital Corp.
    Notes
    5.45% due 01/15/13.............        203,000             202,506
  General Electric Capital Corp.
    Notes
    6.75% due 03/15/32.............      1,074,000           1,169,516
  ZFS Finance USA Trust I
    Bonds
    6.50% due 05/09/17*(8)(11).....      1,130,000           1,068,916
                                                        --------------
                                                             2,838,104
                                                        --------------
DIVERSIFIED OPERATIONS -- 0.1%
  Capmark Financial Group, Inc.
    Company Guar. Notes
    5.88% due 05/10/12*(11)........      1,020,000             953,774
                                                        --------------
DRUG DELIVERY SYSTEMS -- 0.1%
  Hospira, Inc.
    Senior Notes
    5.55% due 03/30/12.............        310,000             310,223
  Hospira, Inc.
    Senior Notes
    6.05% due 03/30/17.............      1,046,000           1,029,398
                                                        --------------
ELECTRIC-GENERATION -- 0.1%
  Bruce Mansfield
    Pass Through Certs.
    Unit 1 2
    6.85% due 06/01/34*(11)........      1,430,000           1,467,943
  System Energy Resources, Inc.
    Sec. Bonds
    5.13% due 01/15/14*............        354,121             346,128
                                                        --------------
                                                             1,814,071
                                                        --------------
ELECTRIC-INTEGRATED -- 0.8%
  Dominion Resources, Inc.
    Senior Notes
    5.15% due 07/15/15.............        824,000             782,495
  Entergy Louisiana LLC
    Bonds
    8.09% due 01/02/17.............        187,287             193,485
  Exelon Generation Co. LLC
    Senior Notes
    6.95% due 06/15/11.............      1,448,000           1,505,719
  FirstEnergy Corp.
    Notes
    6.45% due 11/15/11.............      1,339,000           1,381,568
  Midamerican Energy Holdings Co.
    Senior Notes
    3.50% due 05/15/08.............        411,000             405,025

----------------------------------------------------------------------
                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
ELECTRIC-INTEGRATED (CONTINUED)
  Midamerican Energy Holdings Co.
    Senior Notes
    5.88% due 10/01/12.............    $   340,000      $      344,840
  Midamerican Energy Holdings Co.
    Bonds
    6.13% due 04/01/36.............      1,885,000           1,801,434
  Midamerican Funding LLC
    Sec. Notes
    6.93% due 03/01/29.............        166,000             179,204
  Pacific Gas & Electric Co.
    Notes
    4.80% due 03/01/14.............        210,000             198,378
  Pacific Gas & Electric Co.
    Senior Notes
    5.80% due 03/01/37.............        310,000             290,250
  PSEG Power LLC
    Senior Notes
    5.50% due 12/01/15.............        409,000             393,794
  PSEG Power LLC
    Company Guar. Notes
    6.95% due 06/01/12.............        313,000             328,578
  TXU Electric Delivery Co.
    Debentures
    7.00% due 09/01/22.............        985,000           1,029,302
  TXU Energy Co.
    Senior Notes
    7.00% due 03/15/13.............        948,000             969,825
                                                        --------------
                                                             9,803,897
                                                        --------------
FINANCE-COMMERCIAL -- 0.0%
  CIT Group, Inc.
    Junior Sub. Notes
    6.10% due 03/15/17(8)..........         90,000              77,454
                                                        --------------
FINANCE-CONSUMER LOANS -- 0.1%
  HSBC Finance Corp.
    Notes
    5.25% due 01/14/11.............        725,000             719,762
                                                        --------------
FINANCE-CREDIT CARD -- 0.2%
  American Express Co.
    Senior Notes
    5.50% due 09/12/16.............      1,210,000           1,173,110
  Capital One Financial Corp.
    Sub. Notes
    6.15% due 09/01/16.............        720,000             699,435
                                                        --------------
                                                             1,872,545
                                                        --------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.8%
  Citigroup, Inc.
    Sub. Notes
    5.00% due 09/15/14.............      1,729,000           1,642,401
  Credit Suisse First Boston USA,
    Inc.
    Notes
    4.13% due 01/15/10.............        729,000             711,021
  Credit Suisse First Boston USA,
    Inc.
    Notes
    4.88% due 08/15/10.............        608,000             600,793
  Goldman Sachs Group, Inc.
    Sub. Notes
    5.63% due 01/15/17.............      1,126,000           1,066,956
  Lehman Brothers Holdings, Inc.
    Sub. Notes
    6.50% due 07/19/17.............      1,160,000           1,139,273

---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
----------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
FINANCE-INVESTMENT BANKER/BROKER (CONTINUED)
  Merrill Lynch & Co., Inc.
    Sub. Notes
    6.05% due 05/16/16.............    $   741,000      $      731,012
  Merrill Lynch & Co., Inc.
    Sub. Notes
    6.11% due 01/29/37.............        710,000             640,930
  Morgan Stanley
    Senior Notes
    5.75% due 10/18/16.............        660,000             643,854
  Morgan Stanley
    Notes
    6.75% due 04/15/11.............        664,000             687,492
  UBS Preferred Funding Trust V
    Company Guar.
    6.24% due 05/15/16(5)(7).......      1,060,000           1,068,450
                                                        --------------
                                                             8,932,182
                                                        --------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
  Countrywide Financial Corp.
    Sub. Notes
    6.25% due 05/15/16.............        906,000             851,915
  Residential Capital LLC
    Company Guar. Notes
    6.88% due 06/30/15.............      1,110,000             982,790
                                                        --------------
                                                             1,834,705
                                                        --------------
HEALTH CARE COST CONTAINMENT -- 0.1%
  McKesson Corp.
    Senior Notes
    5.70% due 03/01/17.............        620,000             593,516
                                                        --------------
HOTELS/MOTELS -- 0.2%
  Marriott International, Inc.
    Notes
    6.38% due 06/15/17.............      1,540,000           1,539,355
  Wyndham Worldwide Corp.
    Senior Notes
    6.00% due 12/01/16.............        593,000             561,731
                                                        --------------
                                                             2,101,086
                                                        --------------
INSURANCE-MULTI-LINE -- 0.1%
  Metlife, Inc.
    Junior Sub. Notes
    6.40% due 12/15/36.............        800,000             715,403
  MetLife, Inc.
    Senior Notes
    6.50% due 12/15/32.............        272,000             278,076
  The Allstate Corp.
    Senior Notes
    5.55% due 05/09/35.............         83,000              74,247
  The Allstate Corp.
    Senior Notes
    6.13% due 12/15/32.............        604,000             585,350
                                                        --------------
                                                             1,653,076
                                                        --------------
INSURANCE-PROPERTY/CASUALTY -- 0.1%
  Chubb Corp.
    Junior Sub. Notes
    6.37% due 03/29/17(8)..........      1,210,000           1,165,170
                                                        --------------
MACHINE TOOLS & RELATED PRODUCTS -- 0.1%
  Kennametal, Inc.
    Senior Notes
    7.20% due 06/15/12.............        710,000             750,018
                                                        --------------

----------------------------------------------------------------------
                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
MEDICAL PRODUCTS -- 0.1%
  Baxter International, Inc.
    Senior Notes
    5.90% due 09/01/16.............    $   816,000      $      817,658
                                                        --------------
MEDICAL-DRUGS -- 0.1%
  Allergan, Inc.
    Senior Notes
    5.75% due 04/01/16.............        800,000             798,850
                                                        --------------
MEDICAL-HOSPITALS 0.0%
  HCA, Inc.
    Senior Notes
    8.75% due 09/01/10.............        165,000             160,463
                                                        --------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.0%
  Cardinal Health, Inc.
    Senior Notes
    5.80% due 10/15/16*(11)........        443,000             435,533
                                                        --------------
MULTIMEDIA -- 0.2%
  News America Holdings, Inc.
    Company Guar. Debentures
    8.50% due 02/23/25.............        444,000             511,587
  News America, Inc.
    Company Guar. Notes
    6.20% due 12/15/34.............        240,000             220,359
  Time Warner Entertainment Co. LP
    Senior Notes
    8.38% due 07/15/33.............        700,000             810,096
  Walt Disney Co.
    Notes
    5.63% due 09/15/16.............        696,000             684,042
                                                        --------------
                                                             2,226,084
                                                        --------------
NETWORKING PRODUCTS -- 0.1%
  Cisco Systems, Inc.
    Senior Notes
    5.50% due 02/22/16.............        700,000             687,355
                                                        --------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
  Waste Management, Inc.
    Senior Notes
    7.38% due 08/01/10.............        601,000             630,872
                                                        --------------
OFFICE AUTOMATION & EQUIPMENT -- 0.1%
  Xerox Corp.
    Senior Notes
    5.50% due 05/15/12.............        470,000             462,179
  Xerox Corp.
    Senior Notes
    6.40% due 03/15/16.............        255,000             252,917
                                                        --------------
                                                               715,096
                                                        --------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.2%
  Anadarko Petroleum Corp.
    Senior Notes
    5.95% due 09/15/16.............        420,000             412,737
  Devon OEI Operating, Inc.
    Company Guar. Senior Notes
    7.25% due 10/01/11.............        748,000             791,466
  Ocean Energy, Inc.
    Company Guar. Senior Notes
    4.38% due 10/01/07.............        600,000             598,659
  Pemex Project Funding Master
    Trust
    Company Guar. Notes
    8.63% due 02/01/22.............        120,000             142,777

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
----------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
  XTO Energy, Inc.
    Senior Notes
    5.65% due 04/01/16.............    $ 1,040,000      $    1,014,227
                                                        --------------
                                                             2,959,866
                                                        --------------
OIL REFINING & MARKETING -- 0.1%
  Valero Energy Corp.
    Senior Notes
    6.88% due 04/15/12.............      1,065,000           1,111,760
                                                        --------------
OIL-FIELD SERVICES -- 0.0%
  Weatherford International, Inc.
    Company Guar. Notes
    6.35% due 06/15/17*(11)........        270,000             275,529
                                                        --------------
PAPER & RELATED PRODUCTS -- 0.0%
  MeadWestvaco Corp.
    Company Guar. Debentures
    6.80% due 11/15/32.............        333,000             293,773
                                                        --------------
PIPELINES -- 0.2%
  CenterPoint Energy Resources
    Corp.
    Senior Notes
    7.88% due 04/01/13.............        652,000             712,349
  Kinder Morgan Energy Partners LP
    Notes
    5.13% due 11/15/14.............        217,000             204,557
  Kinder Morgan Energy Partners LP
    Notes
    6.75% due 03/15/11.............        794,000             821,825
  Kinder Morgan Energy Partners LP
    Senior Notes
    7.40% due 03/15/31.............        110,000             115,560
  Kinder Morgan Energy Partners LP
    Senior Bonds
    7.75% due 03/15/32.............        212,000             231,042
  Spectra Energy Capital LLC
    Senior Notes
    8.00% due 10/01/19.............        708,000             782,789
                                                        --------------
                                                             2,868,122
                                                        --------------
REAL ESTATE INVESTMENT TRUSTS -- 0.4%
  Boston Properties LP
    Senior Notes
    5.00% due 06/01/15.............        147,000             139,749
  HRPT Properties Trust
    Senior Notes
    6.25% due 08/15/16.............        988,000             994,477
  Kimco Realty Corp.
    Senior Notes
    6.00% due 11/30/12.............        750,000             758,983
  Prologis
    Senior Notes
    5.75% due 04/01/16.............        970,000             958,185
  Simon Property Group LP
    Notes
    5.10% due 06/15/15.............      1,142,000           1,082,241
  Simon Property Group LP
    Notes
    5.88% due 03/01/17.............        673,000             666,900

----------------------------------------------------------------------
                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
  Vornado Realty LP
    Notes
    4.75% due 12/01/10.............    $   500,000      $      486,830
                                                        --------------
                                                             5,087,365
                                                        --------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.1%
  Socgen Real Estate Co. LLC
    Bonds
    7.64% due 10/01/07*(5)(7)......      1,051,000           1,054,593
                                                        --------------
REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.1%
  ERP Operating LP
    Notes
    5.75% due 06/15/17.............      1,110,000           1,075,916
                                                        --------------
RETAIL-APPAREL/SHOE -- 0.1%
  Ltd. Brands, Inc.
    Senior Notes
    5.25% due 11/01/14.............        825,000             758,559
                                                        --------------
RETAIL-BUILDING PRODUCTS -- 0.1%
  Home Depot, Inc.
    Senior Notes
    5.88% due 12/16/36.............        780,000             677,237
                                                        --------------
RETAIL-DISCOUNT -- 0.1%
  Wal-Mart Stores, Inc.
    Bonds
    5.25% due 09/01/35.............      1,003,000             876,936
                                                        --------------
RETAIL-DRUG STORE -- 0.1%
  CVS Caremark Corp.
    Senior Notes
    5.75% due 06/01/17.............        440,000             421,173
  CVS Corp.
    Senior Notes
    6.13% due 08/15/16.............        610,000             603,126
                                                        --------------
                                                             1,024,299
                                                        --------------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.0%
  Federated Retail Holdings, Inc.
    Company Guar. Notes
    5.35% due 03/15/12.............        260,000             258,202
                                                        --------------
SOVEREIGN AGENCY -- 0.0%
  Financing Corp.
    Bonds
    9.65% due 11/02/18.............        235,000             318,308
                                                        --------------
SPECIAL PURPOSE ENTITIES -- 0.1%
  BAE Systems Holdings, Inc.
    Notes
    5.20% due 08/15/15*............      1,009,000             971,163
  Fund American Cos., Inc.
    Notes
    5.88% due 05/15/13.............        484,000             473,572
  Natexis Ambs Co. LLC
    Bonds
    8.44% due 06/30/08*(5)(7)......        215,000             220,113
                                                        --------------
                                                             1,664,848
                                                        --------------
TELEPHONE-INTEGRATED -- 0.3%
  BellSouth Corp.
    Bonds
    6.55% due 06/15/34.............        662,000             659,775
  SBC Communications, Inc.
    Notes
    6.15% due 09/15/34.............        844,000             808,984

---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
----------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
  Verizon New York, Inc.
    Debentures
    6.88% due 04/01/12.............    $ 1,848,000      $    1,927,778
                                                        --------------
                                                             3,396,537
                                                        --------------
TELEVISION -- 0.1%
  CBS Corp.
    Company Guar. Notes
    6.63% due 05/15/11.............        832,000             854,701
  Hearst-Argyle Television, Inc.
    Debentures
    7.50% due 11/15/27.............        800,000             816,667
                                                        --------------
                                                             1,671,368
                                                        --------------
TRANSPORT-RAIL -- 0.2%
  Burlington Northern Santa Fe
    Corp.
    Notes
    5.65% due 05/01/17.............      1,230,000           1,183,494
  CSX Corp.
    Senior Notes
    6.75% due 03/15/11.............        318,000             329,459
  CSX Corp.
    Debentures
    7.90% due 05/01/17.............        640,000             707,734
  Union Pacific Corp.
    Notes
    6.13% due 01/15/12.............        227,000             231,663
                                                        --------------
                                                             2,452,350
                                                        --------------
TOTAL CORPORATE BONDS & NOTES
  (cost $87,075,067)...............                         84,877,565
                                                        --------------
FOREIGN CORPORATE BONDS & NOTES -- 1.8%
BANKS-COMMERCIAL -- 0.3%
  BNP Paribas
    Junior. Sub. Notes
    7.20% due 06/25/37*(5)(7)(11)..        800,000             764,044
  Nordea Bank AB
    Bonds
    5.42% due 04/20/15*(5)(7)......        467,000             437,590
  UniCredito Italiano Capital Trust
    Bank Guar. Notes
    9.20% due 10/05/10*(5)(7)......      1,112,000           1,229,038
  Woori Bank
    Sub. Debentures
    6.13% due 05/03/11*(8).........      1,480,000           1,475,090
                                                        --------------
                                                             3,905,762
                                                        --------------
BANKS-MONEY CENTER -- 0.1%
  DBS Capital Funding Corp.
    Company Guar. Notes
    7.66% due 03/15/11*(5)(7)......        669,000             716,866
  HBOS Capital Funding LP
    Company Guar. Bonds
    6.07% due 06/30/14*(5)(7)......        423,000             422,429
                                                        --------------
                                                             1,139,295
                                                        --------------
BEVERAGES-WINE/SPIRITS -- 0.1%
  Diageo Finance BV
    Company Guar. Bonds
    5.50% due 04/01/13.............      1,220,000           1,213,069
                                                        --------------

----------------------------------------------------------------------
                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
CELLULAR TELECOM -- 0.1%
  Vodafone Group PLC
    Notes
    5.63% due 02/27/17.............    $ 1,148,000      $    1,094,952
                                                        --------------
DIVERSIFIED MINERALS -- 0.1%
  Vale Overseas, Ltd.
    Company Guar. Notes
    6.25% due 01/23/17.............        870,000             861,178
                                                        --------------
ELECTRIC-DISTRIBUTION -- 0.1%
  Hydro-Quebec Co.
    Guar. Notes
    6.30% due 05/11/11.............      1,620,000           1,681,741
                                                        --------------
FINANCE-LEASING COMPANY -- 0.1%
  ORIX Corp.
    Notes
    5.48% due 11/22/11.............      1,200,000           1,193,910
                                                        --------------
INSURANCE-MULTI-LINE -- 0.1%
  ING Groep NV
    Bonds
    5.78% due 12/08/15(5)(7).......      1,270,000           1,221,288
                                                        --------------
MACHINERY-CONSTRUCTION & MINING -- 0.1%
  Atlas Copco AB
    Bonds
    5.60% due 05/22/17*(11)........        900,000             873,910
                                                        --------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.1%
  Nexen, Inc.
    Bonds
    5.88% due 03/10/35.............        850,000             768,538
  Ras Laffan Liquefied Natural Gas
    Co., Ltd. III
    Company Guar. Senior Notes
    5.83% due 09/30/16*............        530,000             531,137
                                                        --------------
                                                             1,299,675
                                                        --------------
SPECIAL PURPOSE ENTITIES -- 0.3%
  Mizuho Capital Investment 1, Ltd.
    Sub. Notes
    6.69% due 06/30/16*(5)(7)......      1,190,000           1,173,626
  MUFG Capital Finance 1, Ltd.
    Company Guar. Notes
    6.35% due 07/25/16(5)(7).......        958,000             918,307
  UFJ Finance Aruba AEC
    Bonds
    6.75% due 07/15/13.............        725,000             753,785
                                                        --------------
                                                             2,845,718
                                                        --------------
TELECOM SERVICES -- 0.1%
  TELUS Corp.
    Notes
    8.00% due 06/01/11.............      1,119,000           1,198,250
                                                        --------------
TELEPHONE-INTEGRATED -- 0.2%
  Deutsche Telekom International
    Finance BV
    Senior Notes
    5.75% due 03/23/16.............      1,099,000           1,064,495
  Telecom Italia Capital
    Company Guar. Notes
    5.25% due 11/15/13.............        343,000             326,152
  Telefonica Emisones SAU
    Company Guar. Notes
    7.05% due 06/20/36.............        650,000             661,992

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
----------------------------------------------------------------------
FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
  Telefonica Europe BV
    Company Guar. Bonds
    7.75% due 09/15/10.............    $   350,000      $      370,233
                                                        --------------
                                                             2,422,872
                                                        --------------
TOTAL FOREIGN CORPORATE BONDS &
  NOTES (cost $20,953,678).........                         20,951,620
                                                        --------------
FOREIGN GOVERNMENT AGENCIES -- 0.2%
REGIONAL AUTHORITY -- 0.1%
  Province of Ontario Canada
    Bonds
    5.00% due 10/18/11.............      1,210,000           1,206,191
                                                        --------------
SOVEREIGN -- 0.1%
  AID-Egypt
    U.S. Govt. Guar. Notes
    4.45% due 09/15/15.............        785,000             754,639
  State of Israel
    Bonds
    4.63% due 06/15/13.............        658,000             626,442
                                                        --------------
                                                             1,381,081
                                                        --------------
TOTAL FOREIGN GOVERNMENT AGENCIES
  (cost 3,067,463).................                          2,587,272
                                                        --------------
U.S. GOVERNMENT AGENCIES -- 14.9%
FEDERAL HOME LOAN BANK -- 0.0%
  3.90% due 02/25/08...............        570,000             565,631
                                                        --------------
FEDERAL HOME LOAN MTG. CORP. -- 3.6%
    4.50% due 08/01/18.............        949,309             908,715
    4.50% due 11/01/18.............      1,246,942           1,193,630
    4.50% due 01/01/19.............        838,802             802,940
    4.50% due 03/01/19.............         80,278              76,826
    4.50% due 08/01/19.............         55,959              53,485
    4.50% due 02/01/20.............        355,305             339,594
    4.50% due 04/01/35.............        745,804             680,685
    5.00% due 03/01/18.............        550,724             536,549
    5.00% due 05/01/18.............        662,485             645,433
    5.00% due 09/01/18.............        352,759             343,680
    5.00% due 02/01/19.............        904,794             879,876
    5.00% due 08/01/20.............        367,517             356,853
    5.00% due 12/01/21.............        327,844             317,759
    5.00% due 09/01/33.............      2,058,351           1,941,419
    5.00% due 11/01/33.............        986,999             930,929
    5.00% due 03/01/34.............        487,154             459,222
    5.00% due 04/01/34.............        264,432             249,270
    5.00% due 05/01/35.............        313,787             295,197
    5.00% due 07/01/35.............      1,124,001           1,057,409
    5.00% due 08/01/35.............      1,031,299             970,199
    5.00% due 09/01/35.............        478,457             450,111
    5.00% due 10/01/35.............      2,789,293           2,624,039
    5.50% due 01/01/19.............        501,869             496,969
    5.50% due 04/01/19.............         33,365              33,085
    5.50% due 06/01/19.............         24,325              24,087
    5.50% due 07/01/19.............        258,379             255,857
    5.50% due 12/01/20.............        141,405             139,806
    5.50% due 03/01/21.............        348,919             344,644
    5.50% due 10/01/24.............        428,914             419,739
    5.50% due 06/01/25.............        698,759             683,157
    5.50% due 07/01/25.............        331,839             324,430

----------------------------------------------------------------------
                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
FEDERAL HOME LOAN MTG. CORP. (CONTINUED)
    5.50% due 08/01/25.............    $   513,544      $      502,078
    5.50% due 09/01/25.............        491,449             480,476
    5.50% due 05/01/33.............      1,530,504           1,485,664
    5.50% due 12/01/33.............        364,915             354,224
    5.50% due 01/01/34.............      1,480,023           1,436,662
    5.50% due 04/01/34.............        181,677             176,165
    5.50% due 11/01/34.............        103,195             100,064
    5.50% due 05/01/35.............         92,734              89,831
    5.50% due 07/01/35.............        990,056             958,930
    5.50% due 08/01/35.............        693,270             671,275
    5.50% due 09/01/35.............        262,565             254,347
    5.50% due 10/01/35.............        807,001             781,742
    5.50% due 06/01/36.............        583,082             563,431
    6.00% due 04/01/16.............         93,515              94,209
    6.00% due 04/01/17.............        156,759             157,896
    6.00% due 07/01/17.............         76,065              76,617
    6.00% due 10/01/17.............        113,433             114,257
    6.00% due 08/01/19.............        714,741             719,363
    6.00% due 09/01/19.............        166,175             167,249
    6.00% due 11/01/19.............        247,819             249,546
    6.00% due 05/01/21.............        241,681             243,140
    6.00% due 10/01/21.............        444,017             446,698
    6.00% due 02/01/23.............        588,608             592,161
    6.00% due 12/01/25.............        225,766             226,284
    6.00% due 02/01/26.............        239,031             239,579
    6.00% due 04/01/34.............        138,979             138,368
    6.00% due 07/01/34.............        921,784             917,734
    6.00% due 08/01/34.............      2,039,576           2,030,615
    6.00% due 09/01/34.............        184,460             183,650
    6.00% due 07/01/35.............        345,147             343,048
    6.00% due 08/01/35.............        303,087             301,244
    6.00% due 10/01/35.............        341,566             339,068
    6.00% due 03/01/36.............        316,698             314,356
    6.00% due 07/01/36.............      1,062,837           1,054,151
    6.00% due 10/01/36.............        564,262             561,783
    6.00% due 11/01/36.............        999,208             991,818
    6.00% due 01/01/37.............        515,381             511,569
    6.00% due 03/01/37.............        821,682             815,224
    6.00% due 05/01/37.............        610,701             605,901
    6.00% due 06/01/37.............        829,206             822,689
    6.50% due 05/01/34.............         95,597              97,135
    6.50% due 06/01/34.............        149,305             151,706
    6.50% due 08/01/34.............        607,940             617,718
    6.50% due 10/01/34.............        362,692             369,725
    6.50% due 11/01/34.............         14,977              15,218
                                                        --------------
                                                            41,200,202
                                                        --------------
FEDERAL NATIONAL MTG. ASSOC. -- 10.1%
    4.01% due 08/01/13.............         85,042              79,787
    4.02% due 08/01/13.............        272,918             256,836
    4.50% due 04/01/18.............        665,213             636,745
    4.50% due 06/01/18.............        780,626             747,218
    4.50% due 07/01/18.............        501,173             479,724
    4.50% due 03/01/19.............        621,668             594,200
    4.50% due 04/01/20.............        605,952             579,178
    4.50% due 05/01/20.............        208,630             198,963
    4.50% due 07/01/20.............        201,582             192,676
    4.50% due 02/01/35.............        282,927             258,129
    4.50% due 03/01/35.............      1,200,181           1,094,203
    4.50% due 09/01/35.............        491,662             448,248

---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
----------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
    4.55% due 05/01/14.............    $   610,573      $      586,353
    4.63% due 04/01/14.............        210,246             202,717
    4.67% due 04/01/13.............         85,323              82,864
    4.82% due 12/01/12.............        697,828             683,585
    4.84% due 08/01/14.............        653,810             636,832
    4.87% due 02/01/14.............        321,847             315,242
    4.88% due 03/01/20.............        169,373             165,007
    4.93% due 05/01/15.............      1,309,770           1,278,133
    4.94% due 08/01/15.............        200,000             194,638
    4.98% due 09/01/15.............        117,137             114,253
    5.00% due 02/01/18.............      2,514,667           2,452,321
    5.00% due 11/01/18.............        912,604             889,388
    5.00% due 07/01/19.............        593,083             576,934
    5.00% due 09/01/19.............        307,290             298,922
    5.00% due 11/01/19.............        756,974             736,360
    5.00% due 03/01/20.............        752,698             730,857
    5.00% due 05/01/20.............        307,535             298,611
    5.00% due 07/01/20.............        399,104             387,523
    5.00% due 11/01/33.............        667,571             629,732
    5.00% due 03/01/34.............        865,492             816,267
    5.00% due 05/01/34.............        270,092             254,582
    5.00% due 06/01/34.............        196,653             185,361
    5.00% due 08/01/34.............        297,107             280,046
    5.00% due 09/01/34.............        766,678             722,652
    5.00% due 11/01/34.............        172,961             163,029
    5.00% due 12/01/34.............        178,890             168,617
    5.00% due 03/01/35.............        481,936             454,308
    5.00% due 06/01/35.............      1,813,032           1,705,629
    5.00% due 07/01/35.............      4,402,471           4,141,672
    5.00% due 08/01/35.............      1,003,004             943,586
    5.00% due 10/01/35.............        411,623             387,239
    5.00% due 08/01/36.............        942,446             886,616
    5.37% due 02/01/13.............        295,258             296,483
    5.50% due 11/01/17.............        574,294             569,819
    5.50% due 01/01/18.............        832,685             826,195
    5.50% due 02/01/18.............        483,048             479,030
    5.50% due 07/01/19.............      1,204,790           1,193,052
    5.50% due 08/01/19.............        306,713             303,725
    5.50% due 09/01/19.............        625,933             619,835
    5.50% due 11/01/19.............        102,282             101,286
    5.50% due 12/01/19.............        175,890             174,177
    5.50% due 01/01/21.............        402,080             397,549
    5.50% due 05/01/22.............        541,373             534,705
    5.50% due 05/01/25.............        423,674             414,033
    5.50% due 06/01/25.............        289,648             283,057
    5.50% due 07/01/27.............        238,941             232,924
    5.50% due 02/01/33.............        880,039             854,197
    5.50% due 03/01/33.............        499,443             484,777
    5.50% due 06/01/33.............      1,107,859           1,075,327
    5.50% due 07/01/33.............      4,457,382           4,326,492
    5.50% due 11/01/33.............      1,296,998           1,258,912
    5.50% due 12/01/33.............        228,047             221,350
    5.50% due 01/01/34.............        806,211             782,538
    5.50% due 02/01/34.............      1,619,110           1,571,141
    5.50% due 03/01/34.............        125,969             122,188
    5.50% due 04/01/34.............        512,855             497,298
    5.50% due 05/01/34.............      1,382,748           1,340,316
    5.50% due 06/01/34.............        224,578             217,686

----------------------------------------------------------------------
                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
    5.50% due 07/01/34.............    $ 2,342,446      $    2,270,564
    5.50% due 08/01/34.............        734,571             712,029
    5.50% due 09/01/34.............      3,392,434           3,288,330
    5.50% due 10/01/34.............      4,050,610           3,926,308
    5.50% due 11/01/34.............      5,980,147           5,796,633
    5.50% due 12/01/34.............      2,651,467           2,570,101
    5.50% due 01/01/35.............      3,369,123           3,265,734
    5.50% due 02/01/35.............        620,112             600,656
    5.50% due 03/01/35.............      1,717,157           1,662,677
    5.50% due 04/01/35.............        621,835             602,106
    5.50% due 08/01/35.............      1,236,797           1,198,540
    5.50% due 09/01/35.............      1,928,151           1,866,976
    5.50% due 10/01/35.............        515,307             498,957
    5.50% due 12/01/35.............      1,329,871           1,287,678
    5.50% due 04/01/36.............        863,556             836,158
    5.50% due 10/01/36.............        686,912             663,762
    5.50% due 11/01/36.............        663,806             641,435
    5.50% due 03/01/37.............      1,263,152           1,220,581
    6.00% due 05/15/08.............        898,000             903,535
    6.00% due 01/01/17.............        652,952             658,003
    6.00% due 08/01/17.............        409,323             412,419
    6.00% due 03/01/18.............         99,835             100,590
    6.00% due 11/01/18.............        877,301             884,124
    6.00% due 01/01/21.............        310,747             312,708
    6.00% due 05/01/21.............        440,536             443,317
    6.00% due 07/01/21.............        383,976             386,400
    6.00% due 11/01/25.............        319,253             319,592
    6.00% due 04/01/34.............      1,069,892           1,063,881
    6.00% due 05/01/34.............        917,498             912,344
    6.00% due 06/01/34.............      2,317,208           2,304,191
    6.00% due 07/01/34.............      1,321,458           1,314,033
    6.00% due 08/01/34.............      1,742,301           1,732,512
    6.00% due 09/01/34.............        622,425             618,928
    6.00% due 10/01/34.............      1,619,168           1,610,253
    6.00% due 11/01/34.............        208,966             207,792
    6.00% due 12/01/34.............         79,033              78,589
    6.00% due 08/01/35.............        269,778             267,805
    6.00% due 09/01/35.............        728,618             725,012
    6.00% due 10/01/35.............        151,611             150,503
    6.00% due 11/01/35.............        233,845             232,135
    6.00% due 12/01/35.............        852,336             846,103
    6.00% due 02/01/36.............      1,549,923           1,538,244
    6.00% due 03/01/36.............        643,265             637,794
    6.00% due 04/01/36.............        710,168             704,129
    6.00% due 06/01/36.............        392,577             389,532
    6.00% due 08/01/36.............        339,324             336,438
    6.00% due 12/01/36.............        429,550             425,897
    6.00% due 01/01/37.............      1,599,081           1,585,146
    6.00% due 02/01/37.............        641,028             635,189
    6.00% due 03/01/37.............        446,986             442,914
    6.00% due 04/01/37.............      1,569,147           1,554,852
    6.00% due 06/01/37.............        915,078             906,741
    6.00% due 07/01/37.............        795,264             788,019
    6.33% due 03/01/11.............        133,474             137,127
    6.50% due 06/01/31.............        339,221             345,957
    6.50% due 07/01/31.............        111,320             113,531
    6.50% due 09/01/31.............        383,136             390,744
    6.50% due 02/01/32.............        408,975             417,096
    6.50% due 07/01/32.............        840,562             856,025

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
----------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
    6.50% due 08/01/32.............    $   616,105      $      627,148
    6.50% due 01/01/33.............        403,192             410,419
    6.50% due 04/01/34.............         82,258              83,472
    6.50% due 06/01/34.............        127,437             129,318
    6.50% due 08/01/34.............        475,124             482,137
    6.50% due 03/01/36.............        239,426             241,871
    6.50% due 05/01/36.............        358,774             362,437
    6.50% due 01/01/37.............        365,430             369,161
    6.50% due 02/01/37.............      1,880,601           1,899,680
    6.50% due 06/01/37.............        389,599             393,546
    6.63% due 09/15/09.............      2,374,000           2,453,118
    7.50% due 02/01/30.............         46,683              48,879
    7.50% due 03/01/31.............        102,378             106,893
    7.50% due 01/01/32.............         85,409              89,175
                                                        --------------
                                                           116,410,498
                                                        --------------
GOVERNMENT NATIONAL MTG. ASSOC. -- 0.8%
    4.50% due 07/20/33.............         80,612              73,987
    4.50% due 09/20/33.............        496,923             456,082
    4.50% due 12/20/34.............        153,049             140,386
    5.00% due 07/20/33.............        122,732             116,473
    5.00% due 06/15/34.............        419,270             400,255
    5.00% due 10/15/34.............        252,075             240,582
    5.50% due 11/15/32.............        601,296             587,314
    5.50% due 05/15/33.............      2,608,850           2,547,483
    5.50% due 08/15/33.............        244,510             238,759
    5.50% due 12/15/33.............        705,036             688,482
    5.50% due 10/15/35.............        167,269             163,171
    6.00% due 09/15/32.............        756,430             757,547
    6.00% due 04/15/33.............        536,492             537,118
    6.00% due 02/15/34.............        287,197             287,298
    6.00% due 07/15/34.............        275,776             275,874
    6.00% due 09/15/34.............        302,713             302,820
    6.00% due 01/20/35.............        261,321             260,951
    6.00% due 02/20/35.............        341,068             340,586
    6.00% due 04/20/35.............        141,631             141,431
    6.50% due 11/20/35.............        255,737             260,348
    6.50% due 02/20/36.............        170,415             173,360
                                                        --------------
                                                             8,990,307
                                                        --------------
SMALL BUSINESS ADMINISTRATION -- 0.4%
  Small Business Administration
    Pass Through
    Series 2003-20G, Class 1
    4.35% due 07/01/23(2)..........        134,948             127,173
  Small Business Administration
    Pass Through
    Series 2004-20D, Class 1
    4.77% due 04/01/24(2)..........        396,834             382,678
  Small Business Administration
    Pass Through
    Series 2005-20C, Class 1
    4.95% due 03/01/25(2)..........      1,015,440             975,150
  Small Business Administration
    Pass Through
    Series 2004-20I, Class 1
    4.99% due 09/01/24(2)..........        591,615             577,300

----------------------------------------------------------------------
                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
SMALL BUSINESS ADMINISTRATION (CONTINUED)
  Small Business Administration
    Pass Through
    Series 2005-20J, Class 1
    5.09% due 10/01/25(2)..........    $   548,672      $      535,731
  Small Business Administration
    Pass Through
    Series 2004-20E, Class 1
    5.18% due 05/01/24(2)..........        649,904             641,887
  Small Business Administration
    Pass Through
    Series 2005-20L, Class 1
    5.39% due 12/01/25(2)..........        479,632             477,197
  Small Business Administration
    Pass Through
    Series 2004-20F, Class 1
    5.52% due 06/01/24(2)..........        960,490             964,394
                                                        --------------
                                                             4,681,510
                                                        --------------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $176,665,233)..............                        171,848,148
                                                        --------------
U.S. GOVERNMENT TREASURIES -- 11.9%
UNITED STATES TREASURY BONDS -- 2.5%
    4.50% due 02/15/36.............      1,052,000             983,620
    5.38% due 02/15/31.............      9,857,000          10,406,065
    6.00% due 02/15/26.............      3,317,000           3,706,230
    6.25% due 08/15/23.............        611,000             692,864
    6.75% due 08/15/26.............     10,072,000          12,198,139
    8.00% due 11/15/21.............        318,000             414,642
                                                        --------------
                                                            28,401,560
                                                        --------------
UNITED STATES TREASURY NOTES -- 9.4%
    3.13% due 10/15/08.............     12,812,000          12,572,774
    3.50% due 11/15/09.............      6,515,000           6,365,357
    3.88% due 02/15/13.............        993,000             957,625
    4.25% due 11/15/13.............      2,951,000           2,885,756
    4.50% due 03/31/09.............      8,263,000           8,242,987
    4.75% due 11/15/08.............      5,565,000           5,565,868
    4.75% due 05/15/14.............        829,000             831,461
    5.13% due 06/30/11.............     25,828,000          26,330,432
    5.50% due 02/15/08.............      4,439,000           4,451,833
    5.63% due 05/15/08.............     14,827,000          14,909,245
    6.50% due 02/15/10.............     16,348,000          17,097,703
    10.38% due 11/15/12............        678,000             688,541
  United States Treasury Notes TIPS
    2.00% due 01/15/14.............      4,306,140           4,183,683
    4.25% due 01/15/10.............      3,578,732           3,715,450
                                                        --------------
                                                           108,798,715
                                                        --------------
TOTAL U.S. GOVERNMENT TREASURIES
  (cost $136,949,829)..............                        137,200,275
                                                        --------------
TOTAL LONG-TERM INVESTMENT
  SECURITIES
  (cost $1,069,536,023)............                      1,130,492,582
                                                        --------------

---------------------

SUNAMERICA SERIES TRUST MFS TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------

                                        PRINCIPAL           VALUE
       SECURITY DESCRIPTION               AMOUNT           (NOTE 3)
----------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 1.3%
COMMERCIAL PAPER -- 1.3%
  Falcon Asset Securitization Corp.
    5.33% due 08/01/07.............    $ 5,846,000      $    5,846,000
  Cargill, Inc.
    5.36% due 08/01/07.............      8,618,000           8,618,000
                                                        --------------
TOTAL SHORT-TERM INVESTMENT
  SECURITIES
  (cost $14,464,000)...............                         14,464,000
                                                        --------------
TOTAL INVESTMENTS
  (cost $1,084,000,023)(10)........           99.4%      1,144,956,582
Other assets less liabilities......            0.6           6,661,920
                                       -----------      --------------
NET ASSETS.........................          100.0%     $1,151,618,502
                                       ===========      ==============

------------
 +    Non-income producing security
 * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2007, the aggregate value of these securities was $20,770,681 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
 (1) Security was valued using fair value procedures at July 31, 2007. See Note 3 regarding fair value pricing procedures for foreign equity securities.
 (2)  Collateralized Mortgage Obligation
 (3) Variable Rate Security -- the rate reflected is as of July 31, 2007, maturity date reflects the stated maturity date.
 (4)  Fair valued security; see Note 3
 (5) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of July 31, 2007
 (6)  Interest Only
 (7)  Perpetual maturity -- maturity date reflects the next call date.
 (8) Variable Rate Security -- the rate reflected is as of July 31, 2007, maturity date reflects next reset date.
 (9) "Step-up" bond where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(10)  See Note 5 for cost of investments on a tax basis.
(11)  Illiquid Security
ADR -- American Depository Receipt
TIPS -- Treasury Inflation Protected Securities

See Notes to Financials Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST TELECOM UTILITY PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Electric-Integrated.................................   36.0%
Telephone-Integrated................................   12.4
Pipelines...........................................    8.5
Independent Power Producers.........................    7.5
Telecom Services....................................    6.9
Cellular Telecom....................................    6.0
Cable TV............................................    4.4
Gas-Distribution....................................    3.0
Commercial Paper....................................    2.7
Oil Companies-Exploration & Production..............    2.7
Electric-Generation.................................    2.6
Electric-Transmission...............................    1.4
Electric-Distribution...............................    1.1
Oil & Gas Drilling..................................    1.1
Energy-Alternate Sources............................    0.9
Broadcast Services/Program..........................    0.6
Water...............................................    0.6
Multimedia..........................................    0.5
Oil-Field Services..................................    0.5
Oil Companies-Integrated............................    0.4
Web Portals/ISP.....................................    0.4
Advertising Services................................    0.3
Mining..............................................    0.2
Radio...............................................    0.2
Wireless Equipment..................................    0.1
                                                      -----
                                                      101.0%
                                                      =====

------------

*  Calculated as a percentage of net assets

---------------------

SUNAMERICA SERIES TRUST TELECOM UTILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK -- 89.4%
ADVERTISING SERVICES -- 0.3%
  R.H. Donnelley Corp.+..................        2,780   $   173,833
                                                         -----------
BROADCAST SERVICES/PROGRAM -- 0.6%
  Grupo Televisa SA ADR..................       13,850       349,713
                                                         -----------
CABLE TV -- 4.0%
  Comcast Corp., Special Class A+........       34,680       907,576
  Rogers Communications, Inc. ...........        8,080       365,221
  Time Warner Cable, Inc.+...............       27,550     1,052,961
                                                         -----------
                                                           2,325,758
                                                         -----------
CELLULAR TELECOM -- 6.0%
  America Movil SAB de CV, Series L ADR..       10,940       655,087
  Cellcom Israel, Ltd. ..................       37,160       921,940
  Hutchison Telecommunications
    International, Ltd.(2)...............      139,000       172,360
  Leap Wireless International, Inc.+.....          640        56,576
  Mobile Telesystems OJSC ADR............        7,540       482,183
  MTN Group, Ltd.(2).....................       18,000       251,956
  Partner Communications.................        2,400        40,067
  Partner Communications ADR.............       10,500       172,410
  Vodafone Group PLC(2)..................      226,658       687,702
                                                         -----------
                                                           3,440,281
                                                         -----------
ELECTRIC-GENERATION -- 1.8%
  British Energy Group PLC...............       35,500       358,182
  The AES Corp.+.........................       35,700       701,505
                                                         -----------
                                                           1,059,687
                                                         -----------
ELECTRIC-INTEGRATED -- 33.6%
  Allegheny Energy, Inc.+................          600        31,338
  Ameren Corp. ..........................        7,910       379,522
  American Electric Power Co., Inc. .....       33,480     1,456,045
  CMS Energy Corp. ......................       65,260     1,054,602
  Consolidated Edison, Inc. .............       13,660       596,669
  Constellation Energy Group, Inc. ......       12,580     1,054,204
  Dominion Resources, Inc. ..............        7,070       595,435
  DPL, Inc. .............................       25,640       681,511
  DTE Energy Co. ........................       15,880       736,514
  E.ON AG................................        9,069     1,430,568
  Edison International...................       19,700     1,041,933
  Enersis SA/Chile ADR...................       31,400       556,408
  Entergy Corp. .........................        2,890       288,884
  Exelon Corp. ..........................        7,000       491,050
  FirstEnergy Corp. .....................        6,180       375,435
  FPL Group, Inc. .......................       19,080     1,101,488
  Iberdrola SA(2)........................        9,350       518,908
  Integrys Energy Group, Inc. ...........        7,830       387,507
  International Power PLC(2).............       66,570       553,111
  MDU Resources Group, Inc. .............       30,170       822,434
  Northeast Utilities....................        3,190        87,215
  Pepco Holdings, Inc. ..................       26,600       720,062
  PG&E Corp. ............................       17,800       762,018
  PNM Resources, Inc. ...................        3,350       157,852
  Portland General Electric Co. .........        6,380       171,686
  PPL Corp. .............................        1,230        57,982
  Public Service Enterprise Group,
    Inc. ................................       18,400     1,585,160
  RWE AG(2)..............................        4,312       455,359
  Scottish and Southern Energy PLC(2)....       18,200       529,307
  Suez SA(2).............................        1,174        61,533

--------------------------------------------------------------------
                                                            VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 3)
ELECTRIC-INTEGRATED (CONTINUED)
  Unified Energy System GDR..............        1,960   $   267,823
  Wisconsin Energy Corp. ................        2,030        87,148
  Xcel Energy, Inc. .....................       16,030       325,409
                                                         -----------
                                                          19,422,120
                                                         -----------
ELECTRIC-TRANSMISSION -- 1.4%
  Red Electrica de Espana(2).............       17,819       803,720
                                                         -----------
ENERGY-ALTERNATE SOURCES -- 0.5%
  Covanta Holding Corp.+.................       12,200       276,696
                                                         -----------
GAS-DISTRIBUTION -- 3.0%
  AGL Resources, Inc. ...................        4,400       165,880
  Enagas(2)..............................       42,102     1,007,306
  Sempra Energy..........................       10,800       569,376
                                                         -----------
                                                           1,742,562
                                                         -----------
INDEPENDENT POWER PRODUCERS -- 5.5%
  Dynegy, Inc., Class A+.................       30,900       275,319
  Mirant Corp.+..........................       19,560       739,955
  NRG Energy, Inc.+......................       56,400     2,174,220
                                                         -----------
                                                           3,189,494
                                                         -----------
MULTIMEDIA -- 0.5%
  News Corp., Class A....................       13,920       293,990
                                                         -----------
OIL & GAS DRILLING -- 1.1%
  GlobalSantaFe Corp. ...................        3,480       249,551
  Noble Corp. ...........................        3,780       387,299
                                                         -----------
                                                             636,850
                                                         -----------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.7%
  EOG Resources, Inc.(2).................          400        28,040
  OAO Gazprom ADR........................        6,200       269,700
  Talisman Energy, Inc. .................       29,180       533,654
  Ultra Petroleum Corp.+.................        9,070       501,480
  Venoco, Inc.+..........................       11,400       197,448
                                                         -----------
                                                           1,530,322
                                                         -----------
OIL COMPANIES-INTEGRATED -- 0.4%
  Total SA(2)............................        3,017       238,619
                                                         -----------
OIL-FIELD SERVICES -- 0.5%
  Halliburton Co. .......................        7,700       277,354
                                                         -----------
PIPELINES -- 7.7%
  El Paso Corp. .........................       36,010       599,566
  Enbridge, Inc. ........................        1,810        64,185
  Equitable Resources, Inc. .............       33,570     1,581,483
  Questar Corp. .........................       10,500       540,645
  Spectra Energy Corp. ..................        6,700       170,649
  Williams Cos., Inc. ...................       45,280     1,460,280
                                                         -----------
                                                           4,416,808
                                                         -----------
RADIO -- 0.2%
  Citadel Broadcasting Corp. ............       21,310       106,976
                                                         -----------
TELECOM SERVICES -- 6.4%
  Embarq Corp. ..........................       12,640       781,026
  Global Crossing, Ltd.+.................        3,510        61,881
  NTELOS Holdings Corp. .................        5,190       139,092
  Orascom Telecom Holding SAE GDR(2).....        7,150       475,435
  Singapore Telecommunications,
    Ltd.(2)..............................      134,000       305,433
  Telenor ASA+(2)........................       46,420       847,372
  TELUS Corp. ...........................       10,530       577,235

                                                           ---------------------

SUNAMERICA SERIES TRUST TELECOM UTILITY PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
          SECURITY DESCRIPTION               SHARES       (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TELECOM SERVICES (CONTINUED)
  Tim Participacoes SA ADR...............       14,570   $   503,685
  Time Warner Telecom, Inc.+.............        1,500        29,325
                                                         -----------
                                                           3,720,484
                                                         -----------
TELEPHONE-INTEGRATED -- 12.1%
  ALLTEL Corp. ..........................        4,100       270,395
  AT&T, Inc. ............................       48,270     1,890,253
  Citizens Communications Co. ...........        9,800       141,414
  Hellenic Telecommunications
    Organization SA(2)...................       17,094       518,699
  Philippine Long Distance Telephone
    Co.(2)...............................        3,600       205,945
  Philippine Long Distance Telephone Co.
    ADR..................................        4,100       234,356
  Qwest Communications International,
    Inc.+................................      108,200       922,946
  Tele Norte Leste Participacoes SA......        2,300        77,672
  Telecom Argentina SA ADR...............       19,340       416,970
  Telecom Egypt(2).......................        9,976        30,702
  Telecom Egypt GDR......................        2,200        34,100
  Telefonica SA(2).......................       48,446     1,131,013
  Telekom Austria AG(2)..................        5,846       142,102
  Verizon Communications, Inc. ..........        8,960       381,875
  Windstream Corp. ......................       43,240       594,983
                                                         -----------
                                                           6,993,425
                                                         -----------
WATER -- 0.6%
  Veolia Environnement(2)................        4,698       348,015
                                                         -----------
WEB PORTALS/ISP -- 0.4%
  Iliad SA(2)............................        2,497       230,001
                                                         -----------
WIRELESS EQUIPMENT -- 0.1%
  American Tower Corp.+..................        1,540        64,156
                                                         -----------
TOTAL COMMON STOCK
  (cost $52,124,113).....................                 51,640,864
                                                         -----------
PREFERRED STOCK -- 7.0%
CABLE TV -- 0.4%
  NET Servicos de Comunicacao SA.........       15,300       245,752
                                                         -----------
ELECTRIC-DISTRIBUTION -- 1.1%
  Eletropaulo Metropolitana de Sao Paulo
    SA Class B...........................    9,130,000       596,288
                                                         -----------
ELECTRIC-GENERATION -- 0.8%
  AES Tiete SA...........................   12,105,000       446,715
                                                         -----------
ELECTRIC-INTEGRATED -- 2.4%
  Entergy Corp. 7.63%....................       22,600     1,401,200
                                                         -----------
INDEPENDENT POWER PRODUCER -- 1.5%
  NRG Energy, Inc. 5.75%.................        2,600       883,376
                                                         -----------
PIPELINES -- 0.8%
  El Paso Corp. 4.99%....................          320       449,680
                                                         -----------
TOTAL PREFERRED STOCK
  (cost $4,082,818)......................                  4,023,011
                                                         -----------

--------------------------------------------------------------------
                                            PRINCIPAL       VALUE
          SECURITY DESCRIPTION               AMOUNT       (NOTE 3)
CONVERTIBLE BONDS & NOTES -- 0.3%
ENERGY-ALTERNATE SOURCES -- 0.1%
  Covanta Holding Corp.
    Senior Debenture
    1.00% due 02/01/27...................  $    50,000   $    48,562
MINING -- 0.2%
  Peabody Energy Corp.
    Sub. Debenture
    4.75% due 12/15/66...................      156,000       153,270
                                                         -----------
TOTAL CONVERTIBLE BONDS & NOTES
  (cost $224,890)........................                    201,832
                                                         -----------
CORPORATE BONDS & NOTES -- 1.6%
ENERGY-ALTERNATE SOURCES -- 0.3%
  Mirant North America LLC
    Senior Notes
    7.38% due 12/31/13...................      150,000       149,250
INDEPENDENT POWER PRODUCER -- 0.5%
  Reliant Energy, Inc.
    Senior Notes
    7.63% due 06/15/14...................      320,000       305,600
TELECOM SERVICES -- 0.5%
  Embarq Corp.
    Senior Notes
    7.08% due 06/01/16...................      270,000       269,752
TELEPHONE-INTEGRATED -- 0.3%
  Level 3 Communications, Inc.
    Senior Notes
    3.50% due 06/15/12...................      173,000       200,248
                                                         -----------
TOTAL CORPORATE BONDS & NOTES
  (cost $971,006)........................                    924,850
                                                         -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $57,402,827).....................                 56,790,557
                                                         -----------
SHORT-TERM INVESTMENT SECURITIES -- 2.7%
COMMERCIAL PAPER -- 2.7%
  Cargill, Inc.
    5.36% due 08/01/07
    (cost $1,564,000)....................  $ 1,564,000     1,564,000
                                                         -----------
TOTAL INVESTMENTS
  (cost $58,966,827)(1)..................        101.0%   58,354,557
Liabilities in excess of other assets....         (1.0)     (599,933)
                                           -----------   -----------
NET ASSETS...............................        100.0%  $57,754,624
                                           ===========   ===========

------------
+     Non-income producing security
ADR   American Depository Receipt
GDR  Global Depository Receipt
(1)   See Note 5 for cost of investments on a tax basis
(2) Security was valued using fair value procedures at July 31, 2007. See Note 3 regarding fair value procedures for foreign equity securities.

---------------------

SUNAMERICA SERIES TRUST TELECOM UTILITY PORTFOLIO

--------------------------------------------------------------------------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

     CONTRACT                IN           DELIVERY    GROSS UNREALIZED
    TO DELIVER          EXCHANGE FOR        DATE        APPRECIATION
----------------------------------------------------------------------
*EUR      3,980,840  USD      5,478,507  09/19/2007       $23,177
*GBP         31,630  USD         64,686  09/19/2007           487
*USD        473,751  EUR        353,602  09/17/2007        10,798
*USD        787,186  EUR        575,791  09/19/2007         1,876
*USD        127,932  GBP         64,624  09/19/2007         3,230
*USD          6,076  GBP          3,082  09/17/2007           181
                                                          --------
                                                          $39,749
                                                          --------

    CONTRACT               IN           DELIVERY    GROSS UNREALIZED
   TO DELIVER         EXCHANGE FOR        DATE       (DEPRECIATION)
--------------------------------------------------------------------
*EUR       21,778  USD         29,072  09/17/2007       $  (771)
*GBP          640  USD          1,297  09/17/2007            (2)
*GBP      699,537  USD      1,412,364  09/19/2007        (7,429)
                                                        --------
                                                         (8,202)
                                                        --------
        Net Unrealized Appreciation
        (Depreciation)...........................       $31,547
                                                        ========

------------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

EUR -- Euro Dollar
GBP -- British Pound

See Notes to Financial Statements
                                                           ---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Oil Companies-Integrated..................................    6.8%
Diversified Manufacturing Operations......................    5.1
Finance-Investment Banker/Broker..........................    5.1
Medical-Drugs.............................................    4.6
Banks-Super Regional......................................    4.4
Computers.................................................    3.6
Telephone-Integrated......................................    3.6
Electric-Integrated.......................................    3.1
Insurance-Multi-line......................................    2.5
Medical Products..........................................    2.3
Electronic Components-Semiconductors......................    2.1
Applications Software.....................................    2.0
Cosmetics & Toiletries....................................    1.9
Multimedia................................................    1.8
Beverages-Non-alcoholic...................................    1.7
Aerospace/Defense.........................................    1.6
Oil-Field Services........................................    1.6
Retail-Discount...........................................    1.6
Networking Products.......................................    1.5
Medical-HMO...............................................    1.2
Tobacco...................................................    1.2
Insurance-Life/Health.....................................    1.1
Oil Companies-Exploration & Production....................    1.1
Real Estate Investment Trusts.............................    1.1
Repurchase Agreements.....................................    1.1
Web Portals/ISP...........................................    1.1
Food-Misc. ...............................................    1.0
Finance-Mortgage Loan/Banker..............................    0.9
Medical-Biomedical/Gene...................................    0.9
Retail-Building Products..................................    0.9
Transport-Services........................................    0.9
Banks-Commercial..........................................    0.8
Chemicals-Diversified.....................................    0.8
Finance-Credit Card.......................................    0.8
Retail-Drug Store.........................................    0.8
Retail-Restaurants........................................    0.8
Transport-Rail............................................    0.8
Wireless Equipment........................................    0.8
Banks-Fiduciary...........................................    0.7
Cable TV..................................................    0.7
Enterprise Software/Service...............................    0.7
Medical Instruments.......................................    0.7
Aerospace/Defense-Equipment...............................    0.6
Data Processing/Management................................    0.6
Insurance-Property/Casualty...............................    0.6
Computers-Memory Devices..................................    0.5
Investment Management/Advisor Services....................    0.5
Oil & Gas Drilling........................................    0.5
Consumer Products-Misc. ..................................    0.4
Hotels/Motels.............................................    0.4
Machinery-Construction & Mining...........................    0.4
Pipelines.................................................    0.4
Semiconductor Equipment...................................    0.4
Agricultural Chemicals....................................    0.3
Apparel Manufacturers.....................................    0.3
Auto-Cars/Light Trucks....................................    0.3
Brewery...................................................    0.3
Commercial Services-Finance...............................    0.3
Computer Services.........................................    0.3
E-Commerce/Services.......................................    0.3
Electric Products-Misc. ..................................    0.3
Food-Retail...............................................    0.3
Industrial Gases..........................................    0.3%
Instruments-Scientific....................................    0.3
Medical-Wholesale Drug Distribution.......................    0.3
Metal-Aluminum............................................    0.3
Metal-Diversified.........................................    0.3
Oil Refining & Marketing..................................    0.3
Pharmacy Services.........................................    0.3
Retail-Apparel/Shoe.......................................    0.3
Retail-Regional Department Stores.........................    0.3
Savings & Loans/Thrifts...................................    0.3
Telecom Equipment-Fiber Optics............................    0.3
Therapeutics..............................................    0.3
U.S. Government Treasuries................................    0.3
Advertising Agencies......................................    0.2
Agricultural Operations...................................    0.2
Athletic Footwear.........................................    0.2
Auto-Heavy Duty Trucks....................................    0.2
Auto/Truck Parts & Equipment-Original.....................    0.2
Building & Construction Products-Misc. ...................    0.2
Building-Residential/Commercial...........................    0.2
Chemicals-Specialty.......................................    0.2
E-Commerce/Products.......................................    0.2
Electronic Components-Misc. ..............................    0.2
Electronic Forms..........................................    0.2
Finance-Consumer Loans....................................    0.2
Financial Guarantee Insurance.............................    0.2
Food-Confectionery........................................    0.2
Food-Wholesale/Distribution...............................    0.2
Forestry..................................................    0.2
Gas-Distribution..........................................    0.2
Insurance Brokers.........................................    0.2
Internet Security.........................................    0.2
Machinery-Farming.........................................    0.2
Non-Hazardous Waste Disposal..............................    0.2
Office Automation & Equipment.............................    0.2
Oil Field Machinery & Equipment...........................    0.2
Paper & Related Products..................................    0.2
Retail-Consumer Electronics...............................    0.2
Retail-Major Department Stores............................    0.2
Retail-Office Supplies....................................    0.2
Semiconductors Components-Integrated Circuits.............    0.2
Steel-Producers...........................................    0.2
Television................................................    0.2
Airlines..................................................    0.1
Appliances................................................    0.1
Audio/Video Products......................................    0.1
Broadcast Services/Program................................    0.1
Building Products-Air & Heating...........................    0.1
Casino Hotels.............................................    0.1
Casino Services...........................................    0.1
Coal......................................................    0.1
Coatings/Paint............................................    0.1
Computer Aided Design.....................................    0.1
Computers-Integrated Systems..............................    0.1
Containers-Paper/Plastic..................................    0.1
Cruise Lines..............................................    0.1
Disposable Medical Products...............................    0.1
Distribution/Wholesale....................................    0.1
Electric-Generation.......................................    0.1
Electronic Measurement Instruments........................    0.1
------------
*  Calculated as a percentage of net assets

---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

--------------------------------------------------------------------------------

INDUSTRY ALLOCATION* (CONTINUED)
 Electronics-Military.....................................    0.1%
 Engineering/R&D Services.................................    0.1
 Engines-Internal Combustion..............................    0.1
 Entertainment Software...................................    0.1
 Finance-Commercial.......................................    0.1
 Finance-Other Services...................................    0.1
 Health Care Cost Containment.............................    0.1
 Home Decoration Products.................................    0.1
 Industrial Automated/Robotic.............................    0.1
 Medical Information Systems..............................    0.1
 Medical Labs & Testing Services..........................    0.1
 Medical-Generic Drugs....................................    0.1
 Metal Processors & Fabrication...........................    0.1
 Mining...................................................    0.1
 Motorcycle/Motor Scooter.................................    0.1
 Photo Equipment & Supplies...............................    0.1
 Printing-Commercial......................................    0.1
 Publishing-Newspapers....................................    0.1
 Retail-Auto Parts........................................    0.1
 Retail-Bedding...........................................    0.1
 Retail-Jewelry...........................................    0.1
 Schools..................................................    0.1
 Steel-Specialty..........................................    0.1
 Telecom Services.........................................    0.1
 Telecommunication Equipment..............................    0.1
 Tools-Hand Held..........................................    0.1
 Toys.....................................................    0.1
                                                            -----
                                                            100.1%
                                                            =====

 -------------

*  Calculated as a percentage of net assets

                                                           ---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
           SECURITY DESCRIPTION              SHARES       (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK -- 98.7%
ADVERTISING AGENCIES -- 0.2%
  Interpublic Group of Cos., Inc.+........     1,311     $    13,752
  Omnicom Group, Inc. ....................       918          47,617
                                                         -----------
                                                              61,369
                                                         -----------
AEROSPACE/DEFENSE -- 1.6%
  Boeing Co. .............................     2,121         219,375
  General Dynamics Corp. .................     1,091          85,709
  Lockheed Martin Corp. ..................       976          96,116
  Northrop Grumman Corp. .................       929          70,697
  Raytheon Co. ...........................     1,195          66,155
  Rockwell Collins, Inc. .................       497          34,144
                                                         -----------
                                                             572,196
                                                         -----------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.6%
  Goodrich Corp. .........................       377          23,717
  United Technologies Corp. ..............     2,679         195,487
                                                         -----------
                                                             219,204
                                                         -----------
AGRICULTURAL CHEMICALS -- 0.3%
  Monsanto Co. ...........................     1,477          95,193
                                                         -----------
AGRICULTURAL OPERATIONS -- 0.2%
  Archer-Daniels-Midland Co. .............     1,759          59,102
                                                         -----------
AIRLINES -- 0.1%
  Southwest Airlines Co. .................     2,265          35,470
                                                         -----------
APPAREL MANUFACTURERS -- 0.3%
  Coach, Inc.+............................     1,088          49,460
  Jones Apparel Group, Inc. ..............       290           7,238
  Liz Claiborne, Inc. ....................       318          11,175
  Polo Ralph Lauren Corp. ................        89           7,952
  VF Corp. ...............................       202          17,330
                                                         -----------
                                                              93,155
                                                         -----------
APPLIANCES -- 0.1%
  Whirlpool Corp. ........................       204          20,830
                                                         -----------
APPLICATIONS SOFTWARE -- 2.0%
  Citrix Systems, Inc.+...................       498          18,013
  Compuware Corp.+........................       914           8,527
  Intuit, Inc.+...........................       942          26,979
  Microsoft Corp. ........................    22,682         657,551
                                                         -----------
                                                             711,070
                                                         -----------
ATHLETIC FOOTWEAR -- 0.2%
  NIKE, Inc., Class B.....................     1,040          58,708
                                                         -----------
AUDIO/VIDEO PRODUCTS -- 0.1%
  Harman International Industries,
    Inc. .................................       152          17,632
                                                         -----------
AUTO-CARS/LIGHT TRUCKS -- 0.3%
  Ford Motor Co.+.........................     5,066          43,112
  General Motors Corp. ...................     1,525          49,410
                                                         -----------
                                                              92,522
                                                         -----------
AUTO-HEAVY DUTY TRUCKS -- 0.2%
  PACCAR, Inc. ...........................       695          56,865
                                                         -----------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.2%
  Johnson Controls, Inc. .................       552          62,459
                                                         -----------
BANKS-COMMERCIAL -- 0.8%
  BB&T Corp. .............................     1,597          59,760
  Commerce Bancorp, Inc. .................       433          14,484
  Compass Bancshares, Inc. ...............       270          18,706

--------------------------------------------------------------------
                                                            VALUE
           SECURITY DESCRIPTION              SHARES       (NOTE 3)
BANKS-COMMERCIAL (CONTINUED)
  First Horizon National Corp. ...........       300     $     9,516
  M&T Bank Corp. .........................       240          25,509
  Marshall & Ilsley Corp. ................       706          29,094
  Regions Financial Corp. ................     1,902          57,193
  Synovus Financial Corp. ................       983          27,485
  Zions Bancorp...........................       340          25,347
                                                         -----------
                                                             267,094
                                                         -----------
BANKS-FIDUCIARY -- 0.7%
  Northern Trust Corp. ...................       564          35,227
  State Street Corp. .....................     1,103          73,934
  The Bank of New York Mellon Corp. ......     3,043         129,480
                                                         -----------
                                                             238,641
                                                         -----------
BANKS-SUPER REGIONAL -- 4.4%
  Bank of America Corp. ..................    11,957         567,001
  Comerica, Inc. .........................       482          25,382
  Fifth Third Bancorp.....................     1,532          56,516
  Huntington Bancshares, Inc. ............       322           6,182
  KeyCorp. ...............................     1,231          42,703
  National City Corp. ....................     1,496          43,967
  PNC Financial Services Group, Inc. .....       853          56,852
  SunTrust Banks, Inc. ...................     1,011          79,161
  US Bancorp..............................     4,684         140,286
  Wachovia Corp. .........................     5,155         243,368
  Wells Fargo & Co. ......................     8,998         303,863
                                                         -----------
                                                           1,565,281
                                                         -----------
BEVERAGES-NON-ALCOHOLIC -- 1.7%
  Coca-Cola Enterprises, Inc. ............       752          17,040
  Pepsi Bottling Group, Inc. .............       354          11,845
  PepsiCo, Inc. ..........................     4,388         287,940
  The Coca-Cola Co. ......................     5,415         282,176
                                                         -----------
                                                             599,001
                                                         -----------
BEVERAGES-WINE/SPIRITS -- 0.0%
  Brown-Forman Corp., Class B.............        11             731
  Constellation Brands, Inc., Class A+....       521          11,425
                                                         -----------
                                                              12,156
                                                         -----------
BREWERY -- 0.3%
  Anheuser-Busch Cos., Inc. ..............     2,047          99,832
  Molson Coors Brewing Co., Class B.......       127          11,296
                                                         -----------
                                                             111,128
                                                         -----------
BROADCAST SERVICES/PROGRAM -- 0.1%
  Clear Channel Communications, Inc. .....     1,430          52,767
                                                         -----------
BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.2%
  Masco Corp. ............................     1,017          27,672
  Vulcan Materials Co. ...................       265          25,366
                                                         -----------
                                                              53,038
                                                         -----------
BUILDING PRODUCTS-AIR & HEATING -- 0.1%
  American Standard Cos., Inc. ...........       554          29,944
                                                         -----------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.2%
  Centex Corp. ...........................       343          12,797
  D.R. Horton, Inc. ......................       828          13,513
  KB Home Corp. ..........................       230           7,316
  Lennar Corp., Class A...................       375          11,498
  Pulte Homes, Inc. ......................       572          11,063
                                                         -----------
                                                              56,187
                                                         -----------

---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
           SECURITY DESCRIPTION              SHARES       (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
CABLE TV -- 0.7%
  Comcast Corp. Class A+..................     8,385     $   220,274
  The DIRECTV Group, Inc.+................     1,738          38,949
                                                         -----------
                                                             259,223
                                                         -----------
CASINO HOTEL -- 0.1%
  Harrah's Entertainment, Inc. ...........       503          42,599
                                                         -----------
CASINO SERVICES -- 0.1%
  International Game Technology...........       896          31,647
                                                         -----------
CHEMICALS-DIVERSIFIED -- 0.8%
  E.I. du Pont de Nemours & Co. ..........     2,488         116,264
  PPG Industries, Inc. ...................       442          33,712
  Rohm & Haas Co. ........................       404          22,834
  The Dow Chemical Co. ...................     2,569         111,700
                                                         -----------
                                                             284,510
                                                         -----------
CHEMICALS-SPECIALTY -- 0.2%
  Ashland, Inc. ..........................       183          11,174
  Eastman Chemical Co. ...................       238          16,379
  Ecolab, Inc. ...........................       473          19,918
  Hercules, Inc.+.........................        94           1,951
  International Flavors & Fragrances,
    Inc. .................................       187           9,371
  Sigma-Aldrich Corp. ....................       300          13,596
                                                         -----------
                                                              72,389
                                                         -----------
COAL -- 0.1%
  CONSOL Energy, Inc. ....................       494          20,575
  Peabody Energy Corp. ...................       682          28,821
                                                         -----------
                                                              49,396
                                                         -----------
COATINGS/PAINT -- 0.1%
  The Sherwin-Williams Co. ...............       349          24,322
                                                         -----------
COMMERCIAL SERVICES -- 0.0%
  Convergys Corp.+........................       449           8,553
                                                         -----------
COMMERCIAL SERVICES-FINANCE -- 0.3%
  Equifax, Inc. ..........................       392          15,860
  H&R Block, Inc. ........................       871          17,377
  Moody's Corp. ..........................       619          33,302
  The Western Union Co. ..................     2,125          42,394
                                                         -----------
                                                             108,933
                                                         -----------
COMPUTER AIDED DESIGN -- 0.1%
  Autodesk, Inc.+.........................       637          26,990
                                                         -----------
COMPUTER SERVICES -- 0.3%
  Affiliated Computer Services, Inc.,
    Class A+..............................       279          14,971
  Cognizant Technology Solutions Corp.,
    Class A+..............................       294          23,808
  Computer Sciences Corp.+................       511          28,453
  Electronic Data Systems Corp. ..........     1,458          39,351
  Unisys Corp.+...........................     1,075           8,697
                                                         -----------
                                                             115,280
                                                         -----------
COMPUTERS -- 3.6%
  Apple, Inc.+............................     2,331         307,132
  Dell, Inc.+.............................     6,121         171,204
  Hewlett-Packard Co. ....................     7,055         324,742
  International Business Machines
    Corp. ................................     3,681         407,303
  Sun Microsystems, Inc.+.................     9,619          49,057
                                                         -----------
                                                           1,259,438
                                                         -----------

--------------------------------------------------------------------
                                                            VALUE
           SECURITY DESCRIPTION              SHARES       (NOTE 3)
COMPUTERS-INTEGRATED SYSTEMS --  0.1%
  NCR Corp.+..............................       493     $    25,744
                                                         -----------
COMPUTERS-MEMORY DEVICES -- 0.5%
  EMC Corp.+..............................     5,654         104,656
  Network Appliance, Inc.+................     1,022          28,963
  SanDisk Corp.+..........................       639          34,270
  Seagate Technology+(1)(2)...............     1,206               0
                                                         -----------
                                                             167,889
                                                         -----------
COMPUTERS-PERIPHERY EQUIPMENT -- 0.0%
  Lexmark International, Inc., Class A+...       276          10,913
                                                         -----------
CONSUMER PRODUCTS-MISC. -- 0.4%
  Clorox Co. .............................       409          24,728
  Fortune Brands, Inc. ...................       420          34,146
  Kimberly-Clark Corp. ...................     1,228          82,608
                                                         -----------
                                                             141,482
                                                         -----------
CONTAINERS-METAL/GLASS -- 0.0%
  Ball Corp. .............................       221          11,331
                                                         -----------
CONTAINERS-PAPER/PLASTIC -- 0.1%
  Bemis Co., Inc. ........................        45           1,326
  Pactiv Corp.+...........................       473          14,952
  Sealed Air Corp. .......................       482          13,134
                                                         -----------
                                                              29,412
                                                         -----------
COSMETICS & TOILETRIES -- 1.9%
  Avon Products, Inc. ....................     1,183          42,600
  Colgate-Palmolive Co. ..................     1,378          90,948
  Procter & Gamble Co. ...................     8,483         524,758
  The Estee Lauder Cos., Inc., Class A....       209           9,409
                                                         -----------
                                                             667,715
                                                         -----------
CRUISE LINES -- 0.1%
  Carnival Corp. .........................     1,192          52,818
                                                         -----------
DATA PROCESSING/MANAGEMENT -- 0.6%
  Automatic Data Processing, Inc. ........     1,491          69,212
  Fidelity National Information Services,
    Inc. .................................       145           7,196
  First Data Corp. .......................     2,102          66,823
  Fiserv, Inc.+...........................       525          25,945
  Paychex, Inc. ..........................       933          38,608
                                                         -----------
                                                             207,784
                                                         -----------
DENTAL SUPPLIES & EQUIPMENT -- 0.0%
  Patterson Cos., Inc.+...................       392          14,061
                                                         -----------
DISPOSABLE MEDICAL PRODUCTS -- 0.1%
  C.R. Bard, Inc. ........................       278          21,815
                                                         -----------
DISTRIBUTION/WHOLESALE -- 0.1%
  Genuine Parts Co. ......................       267          12,704
  WW Grainger, Inc. ......................       218          19,044
                                                         -----------
                                                              31,748
                                                         -----------
DIVERSIFIED MANUFACTURING OPERATIONS -- 5.1%
  3M Co. .................................     1,940         172,505
  Cooper Industries, Ltd. ................       493          26,090
  Danaher Corp. ..........................       626          46,750
  Dover Corp. ............................       564          28,764
  Eaton Corp. ............................       420          40,816
  General Electric Co. ...................    27,719       1,074,388
  Honeywell International, Inc. ..........     2,101         120,828
  Illinois Tool Works, Inc. ..............     1,138          62,647
  Ingersoll-Rand Co., Ltd., Class A.......       865          43,527

                                                           ---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
           SECURITY DESCRIPTION              SHARES       (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
  ITT, Inc. ..............................       501     $    31,503
  Leggett & Platt, Inc. ..................       393           8,147
  Parker Hannifin Corp. ..................       333          32,860
  Textron, Inc. ..........................       354          39,963
  Tyco International, Ltd. ...............     1,360          64,314
                                                         -----------
                                                           1,793,102
                                                         -----------
DRUG DELIVERY SYSTEMS -- 0.0%
  Hospira, Inc.+..........................       439          16,976
                                                         -----------
E-COMMERCE/PRODUCTS -- 0.2%
  Amazon.com, Inc.+.......................       838          65,817
                                                         -----------
E-COMMERCE/SERVICES -- 0.3%
  eBay, Inc.+.............................     3,050          98,820
  IAC/InterActive Corp.+..................       354          10,174
  Monster Worldwide, Inc.+................       372          14,467
                                                         -----------
                                                             123,461
                                                         -----------
ELECTRIC PRODUCTS-MISC. -- 0.3%
  Emerson Electric Co. ...................     2,143         100,871
  Molex, Inc. ............................       385          10,911
                                                         -----------
                                                             111,782
                                                         -----------
ELECTRIC-GENERATION -- 0.1%
  The AES Corp.+..........................     1,916          37,649
                                                         -----------
ELECTRIC-INTEGRATED -- 3.1%
  Allegheny Energy, Inc.+.................       524          27,369
  Ameren Corp. ...........................       535          25,669
  American Electric Power Co., Inc. ......     1,115          48,491
  CenterPoint Energy, Inc. ...............       975          16,068
  CMS Energy Corp. .......................       693          11,199
  Consolidated Edison, Inc. ..............       714          31,188
  Constellation Energy Group, Inc. .......       546          45,755
  Dominion Resources, Inc. ...............       944          79,504
  DTE Energy Co. .........................       475          22,030
  Duke Energy Corp. ......................     3,394          57,800
  Edison International....................       969          51,250
  Entergy Corp. ..........................       548          54,778
  Exelon Corp. ...........................     1,813         127,182
  FirstEnergy Corp. ......................       822          49,936
  FPL Group, Inc. ........................     1,116          64,427
  NiSource, Inc. .........................       628          11,976
  PG&E Corp. .............................       965          41,312
  Pinnacle West Capital Corp. ............        25             937
  PPL Corp. ..............................     1,037          48,884
  Progress Energy, Inc. ..................       684          29,863
  Public Service Enterprise Group,
    Inc. .................................       681          58,668
  Southern Co. ...........................     2,025          68,121
  TECO Energy, Inc. ......................       121           1,953
  TXU Corp. ..............................     1,237          80,714
  Xcel Energy, Inc. ......................     1,176          23,873
                                                         -----------
                                                           1,078,947
                                                         -----------
ELECTRONIC COMPONENTS-MISC. -- 0.2%
  Jabil Circuit, Inc. ....................       521          11,738
  Solectron Corp.+........................     2,436           9,160
  Tyco Electronics, Ltd. .................     1,360          48,715
                                                         -----------
                                                              69,613
                                                         -----------

--------------------------------------------------------------------
                                                            VALUE
           SECURITY DESCRIPTION              SHARES       (NOTE 3)
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.1%
  Advanced Micro Devices, Inc.+...........     1,445     $    19,565
  Altera Corp. ...........................       957          22,202
  Broadcom Corp.+.........................     1,253          41,111
  Intel Corp. ............................    15,654         369,748
  LSI Corp.+..............................     1,316           9,475
  MEMC Electronic Materials, Inc.+........       615          37,712
  Micron Technology, Inc.+................     2,043          24,250
  National Semiconductor Corp. ...........       814          21,156
  NVIDIA Corp.+...........................       980          44,845
  QLogic Corp.+...........................       437           5,808
  Texas Instruments, Inc. ................     3,862         135,904
  Xilinx, Inc. ...........................       802          20,050
                                                         -----------
                                                             751,826
                                                         -----------
ELECTRONIC FORMS -- 0.2%
  Adobe Systems, Inc.+....................     1,620          65,270
                                                         -----------
ELECTRONIC MEASUREMENT INSTRUMENTS -- 0.1%
  Agilent Technologies, Inc.+.............     1,112          42,423
  Tektronix, Inc. ........................       169           5,551
                                                         -----------
                                                              47,974
                                                         -----------
ELECTRONICS-MILITARY -- 0.1%
  L-3 Communications Holdings, Inc. ......       352          34,341
                                                         -----------
ENGINEERING/R&D SERVICES -- 0.1%
  Fluor Corp. ............................       274          31,650
                                                         -----------
ENGINES-INTERNAL COMBUSTION -- 0.1%
  Cummins, Inc. ..........................       290          34,423
                                                         -----------
ENTERPRISE SOFTWARE/SERVICE -- 0.7%
  BMC Software, Inc.+.....................       610          17,519
  CA, Inc. ...............................     1,133          28,416
  Novell, Inc.+...........................     1,062           7,126
  Oracle Corp.+...........................    10,665         203,915
                                                         -----------
                                                             256,976
                                                         -----------
ENTERTAINMENT SOFTWARE -- 0.1%
  Electronic Arts, Inc.+..................       854          41,539
                                                         -----------
FILTRATION/SEPARATION PRODUCTS -- 0.0%
  Pall Corp. .............................       373          15,487
                                                         -----------
FINANCE-COMMERCIAL -- 0.1%
  CIT Group, Inc. ........................       532          21,908
                                                         -----------
FINANCE-CONSUMER LOANS -- 0.2%
  SLM Corp.+..............................     1,108          54,480
                                                         -----------
FINANCE-CREDIT CARD -- 0.8%
  American Express Co. ...................     3,203         187,503
  Capital One Financial Corp. ............     1,114          78,827
  Discover Financial Services+............     1,465          33,768
                                                         -----------
                                                             300,098
                                                         -----------
FINANCE-INVESTMENT BANKER/BROKER -- 5.1%
  Citigroup, Inc. ........................    13,327         620,639
  E*TRADE Financial Corp.+................     1,342          24,854
  JPMorgan Chase & Co. ...................     9,204         405,068
  Lehman Brothers Holdings, Inc. .........     1,435          88,970
  Merrill Lynch & Co., Inc. ..............     2,346         174,073
  Morgan Stanley..........................     2,839         181,327
  The Bear Stearns Cos., Inc. ............       344          41,700

---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
           SECURITY DESCRIPTION              SHARES       (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FINANCE-INVESTMENT BANKER/BROKER (CONTINUED)
  The Charles Schwab Corp. ...............     2,726     $    54,874
  The Goldman Sachs Group, Inc. ..........     1,101         207,362
                                                         -----------
                                                           1,798,867
                                                         -----------
FINANCE-MORTGAGE LOAN/BANKER -- 0.9%
  Countrywide Financial Corp. ............     1,642          46,255
  Fannie Mae..............................     2,622         156,901
  Freddie Mac.............................     1,783         102,112
                                                         -----------
                                                             305,268
                                                         -----------
FINANCE-OTHER SERVICES -- 0.1%
  CME Group, Inc. ........................        94          51,935
                                                         -----------
FINANCIAL GUARANTEE INSURANCE -- 0.2%
  Ambac Financial Group, Inc. ............       307          20,615
  MBIA, Inc. .............................       410          23,001
  MGIC Investment Corp. ..................       251           9,704
                                                         -----------
                                                              53,320
                                                         -----------
FOOD-CONFECTIONERY -- 0.2%
  The Hershey Co. ........................       477          21,990
  WM Wrigley Jr. Co. .....................       600          34,608
                                                         -----------
                                                              56,598
                                                         -----------
FOOD-DAIRY PRODUCTS -- 0.0%
  Dean Foods Co. .........................       216           6,214
                                                         -----------
FOOD-MEAT PRODUCTS -- 0.0%
  Tyson Foods, Inc., Class A..............       789          16,806
                                                         -----------
FOOD-MISC. -- 1.0%
  Campbell Soup Co. ......................       581          21,398
  ConAgra Foods, Inc. ....................     1,391          35,262
  General Mills, Inc. ....................       934          51,949
  H.J. Heinz Co. .........................       894          39,121
  Kellogg Co. ............................       673          34,868
  Kraft Foods, Inc., Class A..............     4,321         141,513
  McCormick & Co., Inc. ..................       303          10,351
  Sara Lee Corp. .........................     2,018          31,985
                                                         -----------
                                                             366,447
                                                         -----------
FOOD-RETAIL -- 0.3%
  Safeway, Inc. ..........................     1,250          39,838
  The Kroger Co. .........................     1,948          50,570
  Whole Foods Market, Inc. ...............       382          14,149
                                                         -----------
                                                             104,557
                                                         -----------
FOOD-WHOLESALE/DISTRIBUTION -- 0.2%
  SUPERVALU, Inc. ........................       581          24,210
  Sysco Corp. ............................     1,698          54,132
                                                         -----------
                                                              78,342
                                                         -----------
FORESTRY -- 0.2%
  Plum Creek Timber Co., Inc. ............       561          21,801
  Weyerhaeuser Co. .......................       580          41,319
                                                         -----------
                                                              63,120
                                                         -----------

--------------------------------------------------------------------
                                                            VALUE
           SECURITY DESCRIPTION              SHARES       (NOTE 3)
GAS-DISTRIBUTION -- 0.2%
  KeySpan Corp. ..........................       548     $    22,769
  Nicor, Inc. ............................        48           1,892
  Sempra Energy...........................       853          44,970
                                                         -----------
                                                              69,631
                                                         -----------
HEALTH CARE COST CONTAINMENT -- 0.1%
  McKesson Corp. .........................       835          48,230
                                                         -----------
HOME DECORATION PRODUCTS -- 0.1%
  Newell Rubbermaid, Inc. ................       782          20,684
                                                         -----------
HOTELS/MOTELS -- 0.4%
  Hilton Hotels Corp. ....................     1,083          47,879
  Marriott International, Inc., Class A...       915          38,018
  Starwood Hotels & Resorts Worldwide,
    Inc. .................................       598          37,650
  Wyndham Worldwide Corp. ................       510          17,162
                                                         -----------
                                                             140,709
                                                         -----------
HUMAN RESOURCES -- 0.0%
  Robert Half International, Inc. ........       473          16,077
                                                         -----------
INDEPENDENT POWER PRODUCER -- 0.0%
  Dynegy, Inc., Class A+..................     1,021           9,097
                                                         -----------
INDUSTRIAL AUTOMATED/ROBOTIC -- 0.1%
  Rockwell Automation, Inc. ..............       425          29,746
                                                         -----------
INDUSTRIAL GASES -- 0.3%
  Air Products & Chemicals, Inc. .........       584          50,440
  Praxair, Inc. ..........................       860          65,893
                                                         -----------
                                                             116,333
                                                         -----------
INSTRUMENTS-SCIENTIFIC -- 0.3%
  Applera Corp.- Applied Biosystems
    Group.................................       506          15,797
  PerkinElmer, Inc. ......................       386          10,742
  Thermo Fisher Scientific, Inc.+.........     1,136          59,311
  Waters Corp.+...........................       315          18,352
                                                         -----------
                                                             104,202
                                                         -----------
INSURANCE BROKERS -- 0.2%
  AON Corp. ..............................       822          32,913
  Marsh & McLennan Cos., Inc. ............     1,496          41,215
                                                         -----------
                                                              74,128
                                                         -----------
INSURANCE-LIFE/HEALTH -- 1.1%
  AFLAC, Inc. ............................     1,354          70,570
  CIGNA Corp. ............................       804          41,519
  Genworth Financial, Inc., Class A.......     1,204          36,746
  Lincoln National Corp. .................       761          45,904
  Principal Financial Group...............       721          40,657
  Prudential Financial, Inc. .............     1,259         111,585
  Torchmark Corp. ........................       207          12,739
  Unum Group..............................       986          23,960
                                                         -----------
                                                             383,680
                                                         -----------
INSURANCE-MULTI-LINE -- 2.5%
  ACE, Ltd. ..............................       879          50,736
  American International Group, Inc.(3)...     6,990         448,618
  Assurant, Inc. .........................       128           6,492
  Cincinnati Financial Corp. .............       411          16,111
  Hartford Financial Services Group,
    Inc. .................................       854          78,457
  Loews Corp. ............................       984          46,642
  MetLife, Inc. ..........................     1,999         120,380

                                                           ---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
           SECURITY DESCRIPTION              SHARES       (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE-MULTI-LINE (CONTINUED)
  The Allstate Corp. .....................     1,637     $    87,006
  XL Capital, Ltd., Class A...............       522          40,643
                                                         -----------
                                                             895,085
                                                         -----------
INSURANCE-PROPERTY/CASUALTY -- 0.6%
  Chubb Corp. ............................     1,082          54,543
  SAFECO Corp. ...........................       308          18,009
  The Progressive Corp. ..................     2,049          42,988
  The Travelers Cos., Inc. ...............     1,788          90,795
                                                         -----------
                                                             206,335
                                                         -----------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.0%
  Akamai Technologies, Inc.+..............       444          15,078
                                                         -----------
INTERNET SECURITY -- 0.2%
  Symantec Corp.+.........................     2,427          46,599
  VeriSign, Inc.+.........................       667          19,803
                                                         -----------
                                                              66,402
                                                         -----------
INVESTMENT COMPANIES -- 0.0%
  American Capital Strategies, Ltd. ......        80           3,038
                                                         -----------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.5%
  Ameriprise Financial, Inc. .............       648          39,055
  Federated Investors, Inc., Class B......       145           5,221
  Franklin Resources, Inc. ...............       467          59,482
  Janus Capital Group, Inc. ..............       599          18,006
  Legg Mason, Inc. .......................       332          29,880
  T. Rowe Price Group, Inc. ..............       715          37,273
                                                         -----------
                                                             188,917
                                                         -----------
LEISURE PRODUCTS -- 0.0%
  Brunswick Corp. ........................       243           6,794
                                                         -----------
LINEN SUPPLY & RELATED ITEMS -- 0.0%
  Cintas Corp. ...........................       134           4,899
                                                         -----------
MACHINERY-CONSTRUCTION & MINING -- 0.4%
  Caterpillar, Inc. ......................     1,726         136,009
  Terex Corp.+............................       188          16,215
                                                         -----------
                                                             152,224
                                                         -----------
MACHINERY-FARMING -- 0.2%
  Deere & Co. ............................       625          75,262
                                                         -----------
MEDICAL INFORMATION SYSTEMS -- 0.1%
  IMS Health, Inc. .......................       626          17,609
                                                         -----------
MEDICAL INSTRUMENTS -- 0.7%
  Boston Scientific Corp.+................     3,197          42,040
  Medtronic, Inc. ........................     3,102         157,178
  St. Jude Medical, Inc.+.................       947          40,854
                                                         -----------
                                                             240,072
                                                         -----------
MEDICAL LABS & TESTING SERVICES -- 0.1%
  Laboratory Corp. of America Holdings+...       316          23,337
  Quest Diagnostics, Inc. ................       437          24,240
                                                         -----------
                                                              47,577
                                                         -----------
MEDICAL PRODUCTS -- 2.3%
  Baxter International, Inc. .............     1,755          92,313
  Becton, Dickinson & Co. ................       674          51,467
  Biomet, Inc. ...........................       662          30,141
  Covidien, Ltd.+.........................     1,360          55,692
  Johnson & Johnson.......................     7,805         472,202

--------------------------------------------------------------------
                                                            VALUE
           SECURITY DESCRIPTION              SHARES       (NOTE 3)
MEDICAL PRODUCTS (CONTINUED)
  Stryker Corp. ..........................       820     $    51,193
  Varian Medical Systems, Inc.+...........       174           7,099
  Zimmer Holdings, Inc.+..................       637          49,533
                                                         -----------
                                                             809,640
                                                         -----------
MEDICAL-BIOMEDICAL/GENE -- 0.9%
  Amgen, Inc.+............................     3,125         167,938
  Biogen Idec, Inc.+......................       799          45,175
  Celgene Corp.+..........................     1,009          61,105
  Genzyme Corp.+..........................       741          46,735
  Millipore Corp.+........................       103           8,097
                                                         -----------
                                                             329,050
                                                         -----------
MEDICAL-DRUGS -- 4.6%
  Abbott Laboratories.....................     4,151         210,414
  Allergan, Inc. .........................       829          48,190
  Bristol-Myers Squibb Co. ...............     5,302         150,630
  Eli Lilly & Co. ........................     2,658         143,771
  Forest Laboratories, Inc.+..............       875          35,175
  King Pharmaceuticals, Inc.+.............       738          12,553
  Merck & Co., Inc. ......................     5,839         289,906
  Pfizer, Inc. ...........................    18,908         444,527
  Schering-Plough Corp. ..................     4,012         114,503
  Wyeth...................................     3,624         175,837
                                                         -----------
                                                           1,625,506
                                                         -----------
MEDICAL-GENERIC DRUGS -- 0.1%
  Barr Pharmaceuticals, Inc.+.............       251          12,856
  Mylan Laboratories, Inc.+...............       659          10,564
  Watson Pharmaceuticals, Inc.+...........       246           7,483
                                                         -----------
                                                              30,903
                                                         -----------
MEDICAL-HMO -- 1.2%
  Aetna, Inc. ............................     1,392          66,913
  Coventry Health Care, Inc.+.............       422          23,552
  Humana, Inc.+...........................       452          28,969
  UnitedHealth Group, Inc. ...............     3,611         174,881
  WellPoint, Inc.+........................     1,653         124,173
                                                         -----------
                                                             418,488
                                                         -----------
MEDICAL-HOSPITALS -- 0.0%
  Tenet Healthcare Corp.+.................       563           2,916
                                                         -----------
MEDICAL-NURSING HOMES -- 0.0%
  Manor Care, Inc. .......................       179          11,340
                                                         -----------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.3%
  AmerisourceBergen Corp. ................       515          24,262
  Cardinal Health, Inc. ..................     1,037          68,162
                                                         -----------
                                                              92,424
                                                         -----------
METAL PROCESSORS & FABRICATION -- 0.1%
  Precision Castparts Corp. ..............       279          38,240
                                                         -----------
METAL-ALUMINUM -- 0.3%
  Alcoa, Inc. ............................     2,394          91,451
                                                         -----------
METAL-DIVERSIFIED -- 0.3%
  Freeport-McMoRan Copper & Gold, Inc. ...     1,021          95,954
                                                         -----------
MINING -- 0.1%
  Newmont Mining Corp. ...................     1,215          50,726
                                                         -----------
MOTORCYCLE/MOTOR SCOOTER -- 0.1%
  Harley-Davidson, Inc. ..................       694          39,780
                                                         -----------

---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
           SECURITY DESCRIPTION              SHARES       (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MULTIMEDIA -- 1.8%
  Meredith Corp. .........................        10     $       565
  News Corp., Class A.....................     6,275         132,528
  The E.W. Scripps Co., Class A...........       125           5,121
  The McGraw-Hill Cos., Inc. .............       976          59,048
  The Walt Disney Co. ....................     5,339         176,187
  Time Warner, Inc. ......................    10,198         196,414
  Viacom, Inc., Class B+..................     1,857          71,123
                                                         -----------
                                                             640,986
                                                         -----------
NETWORKING PRODUCTS -- 1.5%
  Cisco Systems, Inc.+....................    16,358         472,910
  Juniper Networks, Inc.+.................     1,526          45,719
                                                         -----------
                                                             518,629
                                                         -----------
NON-HAZARDOUS WASTE DISPOSAL -- 0.2%
  Allied Waste Industries, Inc.+..........       687           8,842
  Waste Management, Inc. .................     1,381          52,519
                                                         -----------
                                                              61,361
                                                         -----------
OFFICE AUTOMATION & EQUIPMENT -- 0.2%
  Pitney Bowes, Inc. .....................       430          19,823
  Xerox Corp.+............................     2,525          44,086
                                                         -----------
                                                              63,909
                                                         -----------
OFFICE SUPPLIES & FORMS -- 0.0%
  Avery Dennison Corp. ...................       281          17,237
                                                         -----------
OIL & GAS DRILLING -- 0.5%
  ENSCO International, Inc. ..............       287          17,527
  Nabors Industries, Ltd.+................       767          22,427
  Noble Corp. ............................       420          43,033
  Rowan Cos., Inc. .......................       336          14,176
  Transocean, Inc.+.......................       776          83,381
                                                         -----------
                                                             180,544
                                                         -----------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.1%
  Anadarko Petroleum Corp. ...............     1,250          62,913
  Apache Corp. ...........................       922          74,534
  Chesapeake Energy Corp. ................     1,003          34,142
  Devon Energy Corp. .....................     1,200          89,532
  EOG Resources, Inc. ....................       690          48,369
  Murphy Oil Corp. .......................       520          32,261
  XTO Energy, Inc. .......................     1,125          61,346
                                                         -----------
                                                             403,097
                                                         -----------
OIL COMPANIES-INTEGRATED -- 6.8%
  Chevron Corp. ..........................     5,790         493,655
  ConocoPhillips..........................     4,404         356,019
  Exxon Mobil Corp. ......................    15,178       1,292,103
  Hess Corp. .............................       734          44,921
  Marathon Oil Corp. .....................     1,848         102,010
  Occidental Petroleum Corp. .............     2,246         127,393
                                                         -----------
                                                           2,416,101
                                                         -----------
OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
  National-Oilwell Varco, Inc.+...........       479          57,533
                                                         -----------
OIL REFINING & MARKETING -- 0.3%
  Sunoco, Inc. ...........................       357          23,819
  Valero Energy Corp. ....................     1,479          99,108
                                                         -----------
                                                             122,927
                                                         -----------

--------------------------------------------------------------------
                                                            VALUE
           SECURITY DESCRIPTION              SHARES       (NOTE 3)
OIL-FIELD SERVICES -- 1.6%
  Baker Hughes, Inc. .....................       882     $    69,722
  BJ Services Co. ........................       867          22,672
  Halliburton Co. ........................     2,516          90,626
  Schlumberger, Ltd. .....................     3,175         300,736
  Smith International, Inc. ..............       412          25,301
  Weatherford International, Ltd.+........       978          54,113
                                                         -----------
                                                             563,170
                                                         -----------
OPTICAL SUPPLIES -- 0.0%
  Bausch & Lomb, Inc. ....................        60           3,836
                                                         -----------
PAPER & RELATED PRODUCTS -- 0.2%
  International Paper Co. ................     1,245          46,152
  MeadWestvaco Corp. .....................       477          15,522
  Temple-Inland, Inc. ....................       346          20,113
                                                         -----------
                                                              81,787
                                                         -----------
PHARMACY SERVICES -- 0.3%
  Express Scripts, Inc.+..................       734          36,795
  Medco Health Solutions, Inc.+...........       754          61,278
                                                         -----------
                                                              98,073
                                                         -----------
PHOTO EQUIPMENT & SUPPLIES -- 0.1%
  Eastman Kodak Co. ......................       792          19,998
                                                         -----------
PIPELINES -- 0.4%
  El Paso Corp. ..........................     1,887          31,418
  Questar Corp. ..........................       138           7,106
  Spectra Energy Corp. ...................     1,702          43,350
  Williams Cos., Inc. ....................     1,613          52,019
                                                         -----------
                                                             133,893
                                                         -----------
PRINTING-COMMERCIAL -- 0.1%
  R.R. Donnelley & Sons Co. ..............       643          27,173
                                                         -----------
PUBLISHING-NEWSPAPERS -- 0.1%
  Dow Jones & Co., Inc. ..................       206          11,820
  Gannett Co., Inc. ......................       565          28,194
  The New York Times Co., Class A.........       209           4,778
  Tribune Co. ............................       221           6,179
                                                         -----------
                                                              50,971
                                                         -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.1%
  Apartment Investment & Management Co.,
    Class A...............................       142           5,999
  Archstone-Smith Trust...................       670          38,465
  AvalonBay Communities, Inc. ............       133          14,360
  Boston Properties, Inc. ................       288          27,213
  Developers Diversified Realty Corp. ....        44           2,112
  Equity Residential......................       927          36,904
  General Growth Properties, Inc. ........       676          32,434
  Host Hotels & Resorts Inc. .............     1,375          29,040
  Kimco Realty Corp. .....................       657          24,526
  ProLogis................................       840          47,796
  Public Storage, Inc. ...................       300          21,027
  Simon Property Group, Inc. .............       589          50,966
  Vornado Realty Trust....................       390          41,742
                                                         -----------
                                                             372,584
                                                         -----------
REAL ESTATE MANAGEMENT/SERVICES -- 0.0%
  CB Richard Ellis Group, Inc., Class
    A+....................................       327          11,419
                                                         -----------

                                                           ---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
           SECURITY DESCRIPTION              SHARES       (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
RETAIL-APPAREL/SHOE -- 0.3%
  Abercrombie & Fitch Co., Class A........       169     $    11,813
  Limited Brands, Inc. ...................       964          23,281
  Nordstrom, Inc. ........................       645          30,689
  The Gap, Inc. ..........................     1,484          25,525
                                                         -----------
                                                              91,308
                                                         -----------
RETAIL-AUTO PARTS -- 0.1%
  AutoZone, Inc.+.........................       146          18,514
                                                         -----------
RETAIL-AUTOMOBILE -- 0.0%
  AutoNation, Inc.+.......................       471           9,175
                                                         -----------
RETAIL-BEDDING -- 0.1%
  Bed Bath & Beyond, Inc.+................       780          27,019
                                                         -----------
RETAIL-BUILDING PRODUCTS -- 0.9%
  Home Depot, Inc. .......................     5,319         197,707
  Lowe's Cos., Inc. ......................     4,054         113,553
                                                         -----------
                                                             311,260
                                                         -----------
RETAIL-CONSUMER ELECTRONICS -- 0.2%
  Best Buy Co., Inc. .....................     1,091          48,648
  Circuit City Stores, Inc. ..............       408           4,855
  RadioShack Corp. .......................       412          10,353
                                                         -----------
                                                              63,856
                                                         -----------
RETAIL-DISCOUNT -- 1.6%
  Big Lots, Inc.+.........................       277           7,163
  Costco Wholesale Corp. .................     1,204          71,999
  Family Dollar Stores, Inc. .............       418          12,381
  Target Corp. ...........................     2,294         138,948
  TJX Cos., Inc. .........................     1,252          34,743
  Wal-Mart Stores, Inc. ..................     6,531         300,100
                                                         -----------
                                                             565,334
                                                         -----------
RETAIL-DRUG STORE -- 0.8%
  CVS Caremark Corp. .....................     4,159         146,355
  Walgreen Co. ...........................     2,696         119,109
                                                         -----------
                                                             265,464
                                                         -----------
RETAIL-JEWELRY -- 0.1%
  Tiffany & Co. ..........................       400          19,300
                                                         -----------
RETAIL-MAJOR DEPARTMENT STORES -- 0.2%
  J.C. Penney Co., Inc. ..................       606          41,232
  Sears Holdings Corp.+...................       222          30,368
                                                         -----------
                                                              71,600
                                                         -----------
RETAIL-OFFICE SUPPLIES -- 0.2%
  Office Depot, Inc.+.....................       761          18,995
  OfficeMax, Inc. ........................       228           7,497
  Staples, Inc. ..........................     1,926          44,336
                                                         -----------
                                                              70,828
                                                         -----------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.3%
  Dillard's, Inc., Class A................       114           3,407
  Kohl's Corp.+...........................       869          52,835
  Macy's, Inc. ...........................     1,238          44,655
                                                         -----------
                                                             100,897
                                                         -----------
RETAIL-RESTAURANTS -- 0.8%
  Darden Restaurants, Inc. ...............       415          17,666
  McDonald's Corp. .......................     3,216         153,950

--------------------------------------------------------------------
                                                            VALUE
           SECURITY DESCRIPTION              SHARES       (NOTE 3)
RETAIL-RESTAURANTS (CONTINUED)
  Starbucks Corp.+........................     1,995     $    53,227
  Wendy's International, Inc. ............       270           9,458
  Yum! Brands, Inc. ......................     1,494          47,868
                                                         -----------
                                                             282,169
                                                         -----------
RUBBER-TIRES -- 0.0%
  The Goodyear Tire & Rubber Co.+.........       514          14,762
                                                         -----------
SAVINGS & LOANS/THRIFTS -- 0.3%
  Hudson City Bancorp, Inc. ..............       232           2,835
  Sovereign Bancorp, Inc. ................       966          18,489
  Washington Mutual, Inc. ................     2,395          89,885
                                                         -----------
                                                             111,209
                                                         -----------
SCHOOL -- 0.1%
  Apollo Group, Inc., Class A+............       395          23,348
                                                         -----------
SEMICONDUCTOR EQUIPMENT -- 0.4%
  Applied Materials, Inc. ................     3,724          82,077
  KLA-Tencor Corp. .......................       517          29,360
  Novellus Systems, Inc.+.................       388          11,066
  Teradyne, Inc.+.........................       511           8,018
                                                         -----------
                                                             130,521
                                                         -----------
SEMICONDUCTORS COMPONENTS-INTEGRATED CIRCUITS -- 0.2%
  Analog Devices, Inc. ...................       882          31,267
  Linear Technology Corp. ................       683          24,349
  Maxim Integrated Products, Inc. ........       864          27,389
                                                         -----------
                                                              83,005
                                                         -----------
STEEL-PRODUCERS -- 0.2%
  Nucor Corp. ............................       828          41,566
  United States Steel Corp. ..............       352          34,598
                                                         -----------
                                                              76,164
                                                         -----------
STEEL-SPECIALTY -- 0.1%
  Allegheny Technologies, Inc. ...........       293          30,744
                                                         -----------
TELECOM EQUIPMENT-FIBER OPTICS -- 0.3%
  Ciena Corp.+............................       231           8,438
  Corning, Inc.+..........................     4,238         101,034
  JDS Uniphase Corp.+.....................       581           8,326
                                                         -----------
                                                             117,798
                                                         -----------
TELECOM SERVICES -- 0.1%
  Embarq Corp. ...........................       438          27,064
                                                         -----------
TELECOMMUNICATION EQUIPMENT -- 0.1%
  Avaya, Inc.+............................     1,252          20,708
  Tellabs, Inc.+..........................     1,203          13,654
                                                         -----------
                                                              34,362
                                                         -----------
TELEPHONE-INTEGRATED -- 3.6%
  ALLTEL Corp. ...........................       931          61,399
  AT&T, Inc. .............................    16,612         650,526
  CenturyTel, Inc. .......................       307          14,082
  Citizens Communications Co. ............       810          11,688
  Qwest Communications International,
    Inc.+.................................     4,186          35,707
  Sprint Nextel Corp. ....................     7,796         160,052
  Verizon Communications, Inc. ...........     7,822         333,374
  Windstream Corp. .......................     1,284          17,668
                                                         -----------
                                                           1,284,496
                                                         -----------

---------------------

SUNAMERICA SERIES TRUST EQUITY INDEX PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
           SECURITY DESCRIPTION              SHARES       (NOTE 3)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TELEVISION -- 0.2%
  CBS Corp.,
    Class B...............................     1,974     $    62,615
                                                         -----------
THERAPEUTICS -- 0.3%
  Gilead Sciences, Inc.+..................     2,604          96,947
                                                         -----------
TOBACCO -- 1.2%
  Altria Group, Inc. .....................     5,667         376,686
  Reynolds American, Inc. ................       460          28,138
  UST, Inc. ..............................       506          27,096
                                                         -----------
                                                             431,920
                                                         -----------
TOOLS-HAND HELD -- 0.1%
  Black & Decker Corp. ...................       181          15,669
  Snap-on, Inc. ..........................        60           3,140
  The Stanley Works.......................       242          13,390
                                                         -----------
                                                              32,199
                                                         -----------
TOYS -- 0.1%
  Hasbro, Inc. ...........................       474          13,281
  Mattel, Inc. ...........................     1,124          25,751
                                                         -----------
                                                              39,032
                                                         -----------
TRANSPORT-RAIL -- 0.8%
  Burlington Northern Santa Fe Corp. .....       960          78,854
  CSX Corp. ..............................     1,207          57,224
  Norfolk Southern Corp. .................     1,059          56,953
  Union Pacific Corp. ....................       729          86,853
                                                         -----------
                                                             279,884
                                                         -----------
TRANSPORT-SERVICES -- 0.9%
  C.H. Robinson Worldwide, Inc. ..........       327          15,909
  FedEx Corp. ............................       830          91,914
  Ryder System, Inc. .....................       159           8,645
  United Parcel Service, Inc.
    Class B...............................     2,853         216,029
                                                         -----------
                                                             332,497
                                                         -----------
WEB PORTALS/ISP -- 1.1%
  Google, Inc.,
    Class A+..............................       588         299,880
  Yahoo!, Inc.+...........................     3,258          75,748
                                                         -----------
                                                             375,628
                                                         -----------

--------------------------------------------------------------------
                                             SHARES/
                                            PRINCIPAL       VALUE
           SECURITY DESCRIPTION              AMOUNT       (NOTE 3)
WIRELESS EQUIPMENT -- 0.8%
  Motorola, Inc. .........................     6,236     $   105,950
  QUALCOMM, Inc. .........................     4,490         187,008
                                                         -----------
                                                             292,958
                                                         -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $30,772,132)......................                34,849,129
                                                         -----------
SHORT-TERM INVESTMENT SECURITIES -- 0.3%
U.S. GOVERNMENT TREASURIES -- 0.3%
  United States Treasury Bill
    4.65% due 08/09/07
    (cost $99,892)(4).....................  $100,000          99,892
                                                         -----------
REPURCHASE AGREEMENT -- 1.1%
  Agreement with State Street Bank & Trust
    Co., bearing interest at
    3.00%, dated 07/31/07, to be
    repurchased 08/01/07 in the
    amount of $398,033 and
    collateralized by $410,000 of
    Federal Home Loan Mtg. Corp.
    Bonds, bearing interest at 5.40%
    due 03/17/21 and having
    approximate value of $407,324
    (cost $398,000).......................   398,000         398,000
                                                         -----------
TOTAL INVESTMENTS
  (cost $31,270,024)(5)...................     100.1%     35,347,021
Liabilities in excess of other assets.....      (0.1)        (35,404)
                                            --------     -----------
NET ASSETS................................     100.0%    $35,311,617
                                            ========     ===========

------------
+    Non-income producing security
(1)  Illiquid security
(2)  Fair valued security; See Note 3
(3)  Security represents an investment in an affiliated company; See Note 10
(4) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)  See Note 5 for cost of investments on a tax basis.

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------

  NUMBER                                                                                                    UNREALIZED
    OF                                                        EXPIRATION      VALUE AT     VALUE AS OF     APPRECIATION
 CONTRACTS                    DESCRIPTION                        DATE        TRADE DATE   JULY 31, 2007   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
 5    Long   S&P 500 E-Mini Futures Index.................  September 2007     384,250       365,475        $(18,775)
                                                                                                            =========

See Notes to Financials Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST GROWTH-INCOME PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Computers..................................................  10.3%
Finance-Investment Banker/Broker...........................   9.1
Medical-Drugs..............................................   8.4
Oil-Field Services.........................................   6.0
Medical-HMO................................................   4.9
Investment Management/Advisor Services.....................   4.4
Multimedia.................................................   4.1
Aerospace/Defense-Equipment................................   3.9
Oil Companies-Exploration & Production.....................   3.7
Finance-Credit Card........................................   3.0
Web Portals/ISP............................................   2.8
Retail-Restaurants.........................................   2.7
Electronic Components-Semiconductors.......................   2.2
Cosmetics & Toiletries.....................................   2.1
Retail-Regional Department Stores..........................   2.0
Retail-Discount............................................   1.8
Optical Supplies...........................................   1.6
Cable TV...................................................   1.5
Electric Products-Misc.....................................   1.5
Insurance-Reinsurance......................................   1.5
Medical Products...........................................   1.5
Tobacco....................................................   1.5
Banks-Fiduciary............................................   1.1
Banks-Super Regional.......................................   1.1
Industrial Gases...........................................   1.1
Pharmacy Services..........................................   1.1
Hotels/Motels..............................................   1.0
Retail-Drug Store..........................................   1.0
Aerospace/Defense..........................................   0.9
Agricultural Operations....................................   0.9
Medical-Biomedical/Gene....................................   0.9
Therapeutics...............................................   0.9
Wireless Equipment.........................................   0.9
Insurance Brokers..........................................   0.7
Medical Labs & Testing Services............................   0.7
Casino Hotels..............................................   0.6
Diversified Manufacturing Operations.......................   0.6
Finance-Other Services.....................................   0.6
Food-Misc..................................................   0.6
Food-Retail................................................   0.6
Building Products-Air & Heating............................   0.5
Computer Services..........................................   0.5
E-Commerce/Services........................................   0.5
Entertainment Software.....................................   0.5
Retail-Sporting Goods......................................   0.4
Computers-Memory Devices...................................   0.3
Time Deposits..............................................   0.3
Data Processing/Management.................................   0.2
Internet Infrastructure Software...........................   0.1
                                                             ----
                                                             99.1%
                                                             ====

------------
* Calculated as a percentage of net assets

---------------------

SUNAMERICA SERIES TRUST GROWTH-INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
          SECURITY DESCRIPTION             SHARES          (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 98.8%
AEROSPACE/DEFENSE -- 0.9%
  Boeing Co. ...........................     33,200      $  3,433,876
  Spirit Aerosystems Holdings, Inc.,
    Class A+............................     47,300         1,716,990
                                                         ------------
                                                            5,150,866
                                                         ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 3.9%
  United Technologies Corp. ............    293,600        21,423,992
                                                         ------------
AGRICULTURAL OPERATIONS -- 0.9%
  Archer-Daniels-Midland Co. ...........    146,500         4,922,400
                                                         ------------
BANKS-FIDUCIARY -- 1.1%
  Northern Trust Corp. .................     94,000         5,871,240
                                                         ------------
BANKS-SUPER REGIONAL -- 1.1%
  Wells Fargo & Co. ....................    177,000         5,977,290
                                                         ------------
BUILDING PRODUCTS-AIR & HEATING -- 0.5%
  American Standard Cos., Inc. .........     56,000         3,026,800
                                                         ------------
CABLE TV -- 1.5%
  Comcast Corp., Class A+...............    310,800         8,164,716
                                                         ------------
CASINO HOTEL -- 0.6%
  MGM Mirage, Inc.+.....................     43,000         3,143,730
                                                         ------------
COMPUTER SERVICES -- 0.5%
  Cognizant Technology Solutions Corp.,
    Class A+............................     33,800         2,737,124
                                                         ------------
COMPUTERS -- 10.3%
  Apple, Inc.+..........................    160,000        21,081,600
  Hewlett-Packard Co. ..................    156,200         7,189,886
  International Business Machines
    Corp. ..............................    154,700        17,117,555
  Sun Microsystems, Inc.+...............  2,294,900        11,703,990
                                                         ------------
                                                           57,093,031
                                                         ------------
COMPUTERS-MEMORY DEVICES -- 0.3%
  Network Appliance, Inc.+..............     60,100         1,703,234
                                                         ------------
COSMETICS & TOILETRIES -- 2.1%
  Colgate-Palmolive Co. ................     43,700         2,884,200
  Procter & Gamble Co. .................    142,000         8,784,120
                                                         ------------
                                                           11,668,320
                                                         ------------
DATA PROCESSING/MANAGEMENT -- 0.2%
  Fiserv, Inc.+.........................     23,500         1,161,370
                                                         ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.6%
  Danaher Corp. ........................     41,400         3,091,752
                                                         ------------
E-COMMERCE/SERVICES -- 0.5%
  eBay, Inc.+...........................     93,000         3,013,200
                                                         ------------
ELECTRIC PRODUCTS-MISC. -- 1.5%
  Emerson Electric Co. .................    182,200         8,576,154
                                                         ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.2%
  Intel Corp. ..........................    239,900         5,666,438
  NVIDIA Corp.+.........................     80,000         3,660,800
  QLogic Corp.+.........................    201,300         2,675,277
                                                         ------------
                                                           12,002,515
                                                         ------------
ENTERTAINMENT SOFTWARE -- 0.5%
  Electronic Arts, Inc.+................     54,200         2,636,288
                                                         ------------
FINANCE-CREDIT CARD -- 3.0%
  American Express Co. .................    284,700        16,666,338
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
          SECURITY DESCRIPTION             SHARES          (NOTE 3)
FINANCE-INVESTMENT BANKER/BROKER -- 9.1%
  Citigroup, Inc. ......................    348,478      $ 16,228,620
  JPMorgan Chase & Co. .................    373,400        16,433,334
  Lehman Brothers Holdings, Inc. .......     78,000         4,836,000
  Merrill Lynch & Co., Inc. ............    101,800         7,553,560
  Morgan Stanley........................     90,100         5,754,687
                                                         ------------
                                                           50,806,201
                                                         ------------
FINANCE-OTHER SERVICES -- 0.6%
  CME Group, Inc. ......................      6,400         3,536,000
                                                         ------------
FOOD-MISC. -- 0.6%
  Kellogg Co. ..........................     69,000         3,574,890
                                                         ------------
FOOD-RETAIL -- 0.6%
  Safeway, Inc. ........................    101,200         3,225,244
                                                         ------------
HOTEL/MOTEL -- 1.0%
  Starwood Hotels & Resorts Worldwide,
    Inc. ...............................     86,900         5,471,224
                                                         ------------
INDUSTRIAL GASES -- 1.1%
  Air Products & Chemicals, Inc. .......     70,200         6,063,174
                                                         ------------
INSURANCE BROKER -- 0.7%
  Willis Group Holdings, Ltd. ..........     91,300         3,705,867
                                                         ------------
INSURANCE-REINSURANCE -- 1.5%
  Axis Capital Holdings, Ltd. ..........    220,000         8,107,000
                                                         ------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.1%
  Akamai Technologies, Inc.+............      8,900           302,244
                                                         ------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 4.4%
  Franklin Resources, Inc. .............    114,400        14,571,128
  Janus Capital Group, Inc. ............    240,000         7,214,400
  Legg Mason, Inc. .....................     32,500         2,925,000
                                                         ------------
                                                           24,710,528
                                                         ------------
MEDICAL LABS & TESTING SERVICES -- 0.7%
  Laboratory Corp. of America
    Holdings+...........................     56,300         4,157,755
                                                         ------------
MEDICAL PRODUCTS -- 1.5%
  Becton, Dickinson & Co. ..............    112,300         8,575,228
                                                         ------------
MEDICAL-BIOMEDICAL/GENE -- 0.9%
  Genentech, Inc.+......................     71,100         5,288,418
                                                         ------------
MEDICAL-DRUGS -- 8.4%
  Abbott Laboratories...................    151,100         7,659,259
  Eli Lilly & Co. ......................    240,000        12,981,600
  Merck & Co., Inc. ....................    334,600        16,612,890
  Schering-Plough Corp. ................    185,500         5,294,170
  Wyeth.................................     82,000         3,978,640
                                                         ------------
                                                           46,526,559
                                                         ------------
MEDICAL-HMO -- 4.9%
  Aetna, Inc. ..........................    121,000         5,816,470
  UnitedHealth Group, Inc. .............    216,600        10,489,938
  WellPoint, Inc.+......................    146,400        10,997,568
                                                         ------------
                                                           27,303,976
                                                         ------------
MULTIMEDIA -- 4.1%
  News Corp., Class B...................    469,700        10,643,402
  Time Warner, Inc. ....................    616,600        11,875,716
                                                         ------------
                                                           22,519,118
                                                         ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.7%
  Noble Energy, Inc. ...................    333,600        20,396,304
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST GROWTH-INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
          SECURITY DESCRIPTION             SHARES          (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
OIL-FIELD SERVICES -- 6.0%
  Baker Hughes, Inc. ...................    127,900      $ 10,110,495
  Schlumberger, Ltd. ...................    245,500        23,253,760
                                                         ------------
                                                           33,364,255
                                                         ------------
OPTICAL SUPPLIES -- 1.6%
  Alcon, Inc. ..........................     65,900         8,995,350
                                                         ------------
PHARMACY SERVICES -- 1.1%
  Medco Health Solutions, Inc.+.........     77,200         6,274,044
                                                         ------------
RETAIL-DISCOUNT -- 1.8%
  Target Corp. .........................    164,000         9,933,480
                                                         ------------
RETAIL-DRUG STORE -- 1.0%
  Walgreen Co. .........................    122,000         5,389,960
                                                         ------------
RETAIL-REGIONAL DEPARTMENT STORES -- 2.0%
  Kohl's Corp.+.........................    178,600        10,858,880
                                                         ------------
RETAIL-RESTAURANTS -- 2.7%
  McDonald's Corp. .....................    313,700        15,016,819
                                                         ------------
RETAIL-SPORTING GOODS -- 0.4%
  Dick's Sporting Goods, Inc.+..........     36,000         2,024,280
                                                         ------------
THERAPEUTICS -- 0.9%
  Gilead Sciences, Inc.+................    132,600         4,936,698
                                                         ------------

---------------------------------------------------------------------
                                           SHARES/
                                          PRINCIPAL         VALUE
          SECURITY DESCRIPTION             AMOUNT          (NOTE 3)
TOBACCO -- 1.5%
  Altria Group, Inc. ...................    126,700      $  8,421,749
                                                         ------------
WEB PORTALS/ISP -- 2.8%
  Google, Inc., Class A+................     31,000        15,810,000
                                                         ------------
WIRELESS EQUIPMENT -- 0.9%
  QUALCOMM, Inc. .......................    125,900         5,243,735
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $420,240,599)...................                  548,569,340
                                                         ------------
SHORT-TERM INVESTMENT SECURITIES -- 0.3%
TIME DEPOSIT -- 0.3%
  Euro Time Deposit with State Street
    Bank & Trust Co.
    2.80% due 08/01/07 (cost
    $1,651,000).........................  $1,651,000        1,651,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $421,891,599)(1)................       99.1%      550,220,340
Other assets less liabilities...........        0.9         5,017,172
                                          ---------      ------------
NET ASSETS..............................      100.0%     $555,237,512
                                          =========      ============

------------
+    Non-income producing security
(1)  See Note 5 for cost of investments on a tax basis.

See Notes to Financials Statements

---------------------

SUNAMERICA SERIES TRUST EQUITY OPPORTUNITIES PORTFOLIO#

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Oil Companies-Integrated...................................  10.4%
Computers..................................................   5.6
Medical-Drugs..............................................   5.1
Finance-Investment Banker/Broker...........................   4.7
Banks-Super Regional.......................................   4.6
Diversified Manufacturing Operations.......................   4.0
Medical-HMO................................................   3.6
Telephone-Integrated.......................................   3.2
Applications Software......................................   3.1
Networking Products........................................   3.0
Medical Products...........................................   2.9
Aerospace/Defense..........................................   2.7
Tobacco....................................................   2.2
Beverages-Non-alcoholic....................................   1.8
Electric-Integrated........................................   1.8
Food-Misc. ................................................   1.6
Insurance-Multi-line.......................................   1.6
Data Processing/Management.................................   1.5
Insurance-Life/Health......................................   1.4
Multimedia.................................................   1.4
Cosmetics & Toiletries.....................................   1.3
Oil Companies-Exploration & Production.....................   1.3
Insurance-Property/Casualty................................   1.2
Finance-Mortgage Loan/Banker...............................   1.0
Oil-Field Services.........................................   1.0
Web Portals/ISP............................................   1.0
Retail-Restaurants.........................................   0.9
Steel-Producers............................................   0.9
Wireless Equipment.........................................   0.9
Medical-Biomedical/Gene....................................   0.8
Pharmacy Services..........................................   0.8
Retail-Discount............................................   0.8
Broadcast Services/Program.................................   0.7
Chemicals-Diversified......................................   0.7
Electronic Components-Semiconductors.......................   0.7
Enterprise Software/Service................................   0.7
Food-Retail................................................   0.7
Oil Refining & Marketing...................................   0.7
Semiconductor Equipment....................................   0.7
Aerospace/Defense-Equipment................................   0.6
Computer Services..........................................   0.6
Investment Management/Advisor Services.....................   0.6
Retail-Regional Department Stores..........................   0.6
Computers-Memory Devices...................................   0.5
Consulting Services........................................   0.5
Electronic Measurement Instruments.........................   0.5
Health Care Cost Containment...............................   0.5
Medical Instruments........................................   0.5
Office Automation & Equipment..............................   0.5
Retail-Building Products...................................   0.5
Retail-Major Department Stores.............................   0.5
Savings & Loans/Thrifts....................................   0.5
Television.................................................   0.5
Transport-Services.........................................   0.5
Banks-Fiduciary............................................   0.4
Gas-Distribution...........................................   0.4
Paper & Related Products...................................   0.4
Advertising Agencies.......................................   0.3
Athletic Footwear..........................................   0.3%
Electronic Forms...........................................   0.3
Machinery-Construction & Mining............................   0.3
Metal Processors & Fabrication.............................   0.3
Publishing-Newspapers......................................   0.3
Retail-Apparel/Shoe........................................   0.3
Semiconductors Components-Integrated Circuits..............   0.3
Cable TV...................................................   0.2
Electronic Components-Misc. ...............................   0.2
Financial Guarantee Insurance..............................   0.2
Hotels/Motels..............................................   0.2
Insurance-Reinsurance......................................   0.2
Medical-Wholesale Drug Distribution........................   0.2
Metal-Copper...............................................   0.2
Repurchase Agreements......................................   0.2
Agricultural Chemicals.....................................   0.1
Auto/Truck Parts & Equipment-Original......................   0.1
Banks-Commercial...........................................   0.1
Batteries/Battery Systems..................................   0.1
Building-Heavy Construction................................   0.1
Chemicals-Specialty........................................   0.1
Commercial Services........................................   0.1
Commercial Services-Finance................................   0.1
Computer Aided Design......................................   0.1
Computers-Integrated Systems...............................   0.1
Consumer Products-Misc. ...................................   0.1
Containers-Paper/Plastic...................................   0.1
Diagnostic Kits............................................   0.1
Distribution/Wholesale.....................................   0.1
E-Commerce/Services........................................   0.1
Electronics-Military.......................................   0.1
Engines-Internal Combustion................................   0.1
Finance-Auto Loans.........................................   0.1
Finance-Credit Card........................................   0.1
Food-Wholesale/Distribution................................   0.1
Human Resources............................................   0.1
Independent Power Producers................................   0.1
Industrial Gases...........................................   0.1
Instruments-Controls.......................................   0.1
Insurance Brokers..........................................   0.1
Internet Security..........................................   0.1
Machinery-General Industrial...............................   0.1
Non-Hazardous Waste Disposal...............................   0.1
Printing-Commercial........................................   0.1
Real Estate Investment Trusts..............................   0.1
Retail-Auto Parts..........................................   0.1
Retail-Jewelry.............................................   0.1
Retail-Office Supplies.....................................   0.1
Schools....................................................   0.1
Telecom Services...........................................   0.1
Telecommunication Equipment................................   0.1
Transport-Marine...........................................   0.1
                                                             ----
                                                             99.8%
                                                             ====

------------
* Calculated as a percentage of net assets
# See Note 1

                                                           ---------------------

SUNAMERICA SERIES TRUST EQUITY OPPORTUNITIES PORTFOLIO#

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                             VALUE
          SECURITY DESCRIPTION              SHARES          (NOTE 3)
----------------------------------------------------------------------
COMMON STOCK -- 99.6%
ADVANCED MATERIALS -- 0.0%
  Ceradyne, Inc.+........................       300       $     22,389
                                                          ------------
ADVERTISING AGENCY -- 0.3%
  Omnicom Group, Inc. ...................    10,800            560,196
                                                          ------------
ADVERTISING SERVICES -- 0.0%
  Getty Images, Inc.+....................     1,100             49,423
                                                          ------------
AEROSPACE/DEFENSE -- 2.7%
  Boeing Co. ............................    13,900          1,437,677
  General Dynamics Corp. ................     5,200            408,512
  Lockheed Martin Corp. .................    14,700          1,447,656
  Northrop Grumman Corp. ................    17,200          1,308,920
  Raytheon Co. ..........................    21,300          1,179,168
                                                          ------------
                                                             5,781,933
                                                          ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.6%
  Curtiss-Wright Corp. ..................       500             21,785
  Orbital Sciences Corp.+................     1,000             21,190
  United Technologies Corp. .............    17,600          1,284,272
                                                          ------------
                                                             1,327,247
                                                          ------------
AGRICULTURAL CHEMICALS -- 0.1%
  CF Industries Holdings, Inc. ..........     1,400             80,472
  UAP Holding Corp. .....................     1,000             27,170
                                                          ------------
                                                               107,642
                                                          ------------
APPAREL MANUFACTURERS -- 0.0%
  Columbia Sportswear Co. ...............       800             50,160
  Gymboree Corp.+........................       600             25,830
                                                          ------------
                                                                75,990
                                                          ------------
APPLICATIONS SOFTWARE -- 3.1%
  Compuware Corp.+.......................    10,300             96,099
  Microsoft Corp. .......................   231,800          6,719,882
                                                          ------------
                                                             6,815,981
                                                          ------------
ATHLETIC FOOTWEAR -- 0.3%
  NIKE, Inc., Class B....................     9,800            553,210
                                                          ------------
AUTO-HEAVY DUTY TRUCKS -- 0.0%
  Navistar International Corp.+..........       600             37,800
                                                          ------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.1%
  American Axle & Manufacturing Holdings,
    Inc. ................................       900             21,780
  Lear Corp.+............................     1,700             57,086
  Tenneco, Inc.+.........................     1,000             35,300
  TRW Automotive Holdings Corp.+.........     1,500             49,305
                                                          ------------
                                                               163,471
                                                          ------------
BANKS-COMMERCIAL -- 0.1%
  Citizens Republic Bancorp..............     1,300             20,930
  International Bancshares Corp. ........       500             11,015
  M&T Bank Corp. ........................       700             74,403
  Park National Corp. ...................       300             23,835
  SVB Financial Group+...................       400             21,072
  TCF Financial Corp. ...................     2,200             54,098
  Webster Financial Corp. ...............     1,300             56,498
                                                          ------------
                                                               261,851
                                                          ------------
BANKS-FIDUCIARY -- 0.4%
  The Bank of New York Mellon Corp. .....    19,777            841,511
                                           --------       ------------
BANKS-SUPER REGIONAL -- 4.6%
  Bank of America Corp. .................    79,300          3,760,406

----------------------------------------------------------------------
                                                             VALUE
          SECURITY DESCRIPTION              SHARES          (NOTE 3)
BANKS-SUPER REGIONAL (CONTINUED)
  Comerica, Inc. ........................     1,500       $     78,990
  Fifth Third Bancorp....................    17,300            638,197
  Huntington Bancshares, Inc. ...........     3,800             72,960
  KeyCorp. ..............................     3,900            135,291
  SunTrust Banks, Inc. ..................     9,700            759,510
  US Bancorp.............................    30,500            913,475
  Wachovia Corp. ........................    33,900          1,600,419
  Wells Fargo & Co. .....................    59,700          2,016,069
                                                          ------------
                                                             9,975,317
                                                          ------------
BATTERIES/BATTERY SYSTEMS -- 0.1%
  Energizer Holdings, Inc.+..............       900             90,810
  EnerSys+...............................     1,000             18,100
                                                          ------------
                                                               108,910
                                                          ------------
BEVERAGES-NON-ALCOHOLIC -- 1.8%
  Pepsi Bottling Group, Inc. ............     2,100             70,266
  PepsiCo, Inc. .........................    28,900          1,896,418
  The Coca-Cola Co. .....................    37,000          1,928,070
                                                          ------------
                                                             3,894,754
                                                          ------------
BROADCAST SERVICES/PROGRAM -- 0.7%
  Clear Channel Communications, Inc. ....    33,300          1,228,770
  Liberty Media Corp.-Capital,
    Class A+.............................     1,700            194,565
                                                          ------------
                                                             1,423,335
                                                          ------------
BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.0%
  NCI Building Systems, Inc.+............       400             19,344
                                                          ------------
BUILDING & CONSTRUCTION-MISC. -- 0.0%
  Dycom Industries, Inc.+................       800             22,360
                                                          ------------
BUILDING PRODUCTS-AIR & HEATING -- 0.0%
  Lennox International, Inc. ............     1,400             53,620
                                                          ------------
BUILDING-HEAVY CONSTRUCTION -- 0.1%
  Chicago Bridge & Iron Co. NV...........     2,900            117,740
  Infrasource Services, Inc.+............     1,000             34,620
  Perini Corp.+..........................       500             30,705
                                                          ------------
                                                               183,065
                                                          ------------
BUILDING-MAINTENANCE & SERVICES -- 0.0%
  ABM Industries, Inc. ..................       900             22,644
                                                          ------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.0%
  NVR, Inc.+.............................       100             57,848
                                                          ------------
CABLE TV -- 0.2%
  EchoStar Communications Corp., Class
    A+...................................    11,700            494,793
                                                          ------------
CELLULAR TELECOM -- 0.0%
  Syniverse Holdings, Inc.+..............     1,700             22,865
                                                          ------------
CHEMICALS-DIVERSIFIED -- 0.7%
  Celanese Corp.,
    Class A..............................     1,800             67,500
  Lyondell Chemical Co. .................     2,500            112,250
  Olin Corp. ............................     1,100             22,957
  PPG Industries, Inc. ..................     4,400            335,588
  Rockwood Holdings, Inc.+...............     1,400             48,426
  The Dow Chemical Co. ..................    20,600            895,688
                                                          ------------
                                                             1,482,409
                                                          ------------
CHEMICALS-SPECIALTY -- 0.1%
  Cabot Corp. ...........................     1,300             52,494
  Ferro Corp. ...........................     1,000             22,350

---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                             VALUE
          SECURITY DESCRIPTION              SHARES          (NOTE 3)
----------------------------------------------------------------------
COMMON STOCK (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
  Hercules, Inc.+........................     4,800       $     99,648
  Lubrizol Corp. ........................     1,300             81,458
  Valhi, Inc.............................       600              9,846
                                                          ------------
                                                               265,796
                                                          ------------
COAL -- 0.0%
  Alpha Natural Resources, Inc.+.........     1,200             21,420
  Massey Energy Co. .....................     1,000             21,350
                                                          ------------
                                                                42,770
                                                          ------------
COATINGS/PAINT -- 0.0%
  The Sherwin-Williams Co. ..............     1,100             76,659
                                                          ------------
COLLECTIBLES -- 0.0%
  RC2 Corp.+.............................       500             17,705
                                                          ------------
COMMERCE -- 0.0%
  Global Sources, Ltd.+..................       600             11,412
                                                          ------------
COMMERCIAL SERVICES -- 0.1%
  Alliance Data Systems Corp.+...........     1,100             84,480
  Convergys Corp.+.......................     4,300             81,915
  DynCorp International, Inc., Class
    A+...................................     1,000             21,310
  Pre-Paid Legal Services, Inc.+.........       300             15,810
  TeleTech Holdings, Inc.+...............     1,700             49,861
                                                          ------------
                                                               253,376
                                                          ------------
COMMERCIAL SERVICES-FINANCE -- 0.1%
  Deluxe Corp. ..........................     1,300             49,088
  Heartland Payment Systems, Inc. .......       700             21,721
  Western Union Co. .....................     3,200             63,840
                                                          ------------
                                                               134,649
                                                          ------------
COMPUTER AIDED DESIGN -- 0.1%
  Aspen Technology, Inc.+................     1,800             22,320
  Autodesk, Inc.+........................     2,000             84,740
                                                          ------------
                                                               107,060
                                                          ------------
COMPUTER SERVICES -- 0.6%
  Computer Sciences Corp.+...............     1,700             94,656
  Electronic Data Systems Corp. .........    39,800          1,074,202
  IHS, Inc.+.............................     1,300             61,646
  Perot Systems Corp., Class A+..........     1,300             19,786
  Syntel, Inc. ..........................       700             25,207
                                                          ------------
                                                             1,275,497
                                                          ------------
COMPUTERS -- 5.6%
  Apple, Inc.+...........................    18,600          2,450,736
  Dell, Inc.+............................    40,100          1,121,597
  Hewlett-Packard Co. ...................    69,100          3,180,673
  International Business Machines
    Corp. ...............................    48,600          5,377,590
                                                          ------------
                                                            12,130,596
                                                          ------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
  Jack Henry & Assoc., Inc. .............     2,200             52,844
  MICROS Systems, Inc.+..................     1,000             53,280
                                                          ------------
                                                               106,124
                                                          ------------
COMPUTERS-MEMORY DEVICES -- 0.5%
  EMC Corp.+.............................    58,200          1,077,282
  Seagate Technology+(2)(3)..............    50,100                  0
  Western Digital Corp.+.................     3,100             66,185
                                                          ------------
                                                             1,143,467
                                                          ------------

----------------------------------------------------------------------
                                                             VALUE
          SECURITY DESCRIPTION              SHARES          (NOTE 3)
COMPUTERS-PERIPHERY EQUIPMENT -- 0.0%
  Electronics for Imaging, Inc.+.........       800       $     21,008
                                                          ------------
CONSULTING SERVICES -- 0.5%
  Accenture Ltd., Class A................    26,700          1,124,871
  MAXIMUS, Inc. .........................       500             20,895
  Watson Wyatt Worldwide, Inc., Class
    A....................................       500             22,275
                                                          ------------
                                                             1,168,041
                                                          ------------
CONSUMER PRODUCTS-MISC. -- 0.1%
  American Greetings Corp., Class A......     1,000             24,730
  Clorox Co. ............................     1,400             84,644
  Playtex Products, Inc.+................     1,700             30,447
  Tupperware Brands Corp. ...............       900             23,409
                                                          ------------
                                                               163,230
                                                          ------------
CONTAINERS-METAL/GLASS -- 0.0%
  Owens-Illinois, Inc.+..................     1,800             71,964
                                                          ------------
CONTAINERS-PAPER/PLASTIC -- 0.1%
  Packaging Corp. of America.............       800             20,416
  Pactiv Corp.+..........................     2,400             75,864
  Sonoco Products Co. ...................     1,600             58,672
                                                          ------------
                                                               154,952
                                                          ------------
COSMETICS & TOILETRIES -- 1.3%
  Alberto-Culver Co. ....................     2,400             56,448
  Colgate-Palmolive Co. .................     2,300            151,800
  Procter & Gamble Co. ..................    41,100          2,542,446
  The Estee Lauder Cos., Inc., Class A...     1,400             63,028
                                                          ------------
                                                             2,813,722
                                                          ------------
DATA PROCESSING/MANAGEMENT -- 1.5%
  Automatic Data Processing, Inc. .......    23,900          1,109,438
  Broadridge Financial Solutions,
    Inc. ................................     3,000             52,770
  CSG Systems International, Inc.+.......       900             22,518
  First Data Corp. ......................    47,700          1,516,383
  Fiserv, Inc.+..........................     2,000             98,840
  Mastercard, Inc., Class A..............     2,400            385,920
  Total Systems Services, Inc. ..........     1,700             47,821
                                                          ------------
                                                             3,233,690
                                                          ------------
DECISION SUPPORT SOFTWARE -- 0.0%
  Cognos, Inc.+..........................     1,100             44,132
                                                          ------------
DIAGNOSTIC KITS -- 0.1%
  Dade Behring Holdings, Inc. ...........     1,400            104,790
  Meridian Bioscience, Inc. .............       600             13,398
                                                          ------------
                                                               118,188
                                                          ------------
DISTRIBUTION/WHOLESALE -- 0.1%
  United Stationers, Inc.+...............       400             25,496
  WW Grainger, Inc. .....................       900             78,624
                                                          ------------
                                                               104,120
                                                          ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 4.0%
  3M Co. ................................    12,700          1,129,284
  Actuant Corp., Class A.................       400             24,392
  Acuity Brands, Inc. ...................     1,800            106,380
  Eaton Corp. ...........................     9,600            932,928
  EnPro Industries, Inc.+................       500             19,690
  General Electric Co. ..................   106,800          4,139,568
  Honeywell International, Inc. .........    25,700          1,478,007
  ITT, Inc. .............................     1,700            106,896
  Matthews International Corp., Class
    A....................................       600             22,956
  Teleflex, Inc. ........................       700             53,501

                                                           ---------------------

SUNAMERICA SERIES TRUST EQUITY OPPORTUNITIES PORTFOLIO#

--------------------------------------------------------------------------------

                                                             VALUE
          SECURITY DESCRIPTION              SHARES          (NOTE 3)
----------------------------------------------------------------------
COMMON STOCK (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
  Tredegar Corp. ........................       800       $     14,688
  Tyco International, Ltd. ..............    13,800            652,602
                                                          ------------
                                                             8,680,892
                                                          ------------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.0%
  Chemed Corp. ..........................       500             31,640
  Viad Corp. ............................       600             21,570
                                                          ------------
                                                                53,210
                                                          ------------
E-COMMERCE/PRODUCTS -- 0.0%
  Blue Nile, Inc.+.......................       300             22,683
                                                          ------------
E-COMMERCE/SERVICES -- 0.1%
  Expedia, Inc.+.........................     2,900             77,169
  Liberty Media Corp., Series A+.........     6,000            125,700
  priceline.com, Inc.+...................       900             57,420
                                                          ------------
                                                               260,289
                                                          ------------
E-SERVICES/CONSULTING -- 0.0%
  Sapient Corp.+.........................     3,000             21,390
                                                          ------------
ELECTRIC PRODUCTS-MISC. -- 0.0%
  GrafTech International, Ltd.+..........     2,500             38,725
                                                          ------------
ELECTRIC-INTEGRATED -- 1.8%
  Ameren Corp. ..........................     1,800             86,364
  American Electric Power Co., Inc. .....     4,400            191,356
  CenterPoint Energy, Inc. ..............     4,000             65,920
  Constellation Energy Group, Inc. ......     2,800            234,640
  DTE Energy Co. ........................     1,700             78,846
  Duke Energy Corp. .....................    41,000            698,230
  Edison International...................    12,000            634,680
  El Paso Electric Co.+..................       900             20,943
  Entergy Corp. .........................     1,800            179,928
  Exelon Corp. ..........................     3,000            210,450
  FirstEnergy Corp. .....................     5,400            328,050
  Northeast Utilities....................     2,300             62,882
  Otter Tail Corp. ......................       700             20,622
  PG&E Corp. ............................    17,000            727,770
  Portland General Electric Co. .........       800             21,528
  Progress Energy, Inc. .................     9,500            414,770
                                                          ------------
                                                             3,976,979
                                                          ------------
ELECTRONIC COMPONENTS-MISC. -- 0.2%
  Gentex Corp. ..........................     3,500             69,090
  Technitrol, Inc. ......................       800             20,800
  Tyco Electronics, Ltd.+................     9,400            336,708
                                                          ------------
                                                               426,598
                                                          ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.7%
  AMIS Holdings, Inc.+...................     2,100             21,651
  Amkor Technology, Inc.+................     3,800             46,968
  Intel Corp. ...........................    10,600            250,372
  National Semiconductor Corp. ..........     3,200             83,168
  NVIDIA Corp.+..........................     1,600             73,216
  ON Semiconductor Corp.+................     5,400             63,828
  Semtech Corp.+.........................     1,300             21,125
  Texas Instruments, Inc. ...............    25,200            886,788
  Xilinx, Inc. ..........................     3,200             80,000
                                                          ------------
                                                             1,527,116
                                                          ------------
ELECTRONIC CONNECTORS -- 0.0%
  Thomas & Betts Corp.+..................     1,100             67,980
                                                          ------------

----------------------------------------------------------------------
                                                             VALUE
          SECURITY DESCRIPTION              SHARES          (NOTE 3)
ELECTRONIC DESIGN AUTOMATION -- 0.0%
  Synopsys, Inc.+........................     3,100       $     75,826
                                                          ------------
ELECTRONIC FORMS -- 0.3%
  Adobe Systems, Inc.+...................    17,700            713,133
                                                          ------------
ELECTRONIC MEASUREMENT INSTRUMENTS -- 0.5%
  Agilent Technologies, Inc.+............    25,100            957,565
  Analogic Corp. ........................       300             19,917
  Tektronix, Inc. .......................     1,700             55,845
                                                          ------------
                                                             1,033,327
                                                          ------------
ELECTRONIC PARTS DISTRIBUTION -- 0.0%
  Avnet, Inc.+...........................     1,900             71,972
                                                          ------------
ELECTRONICS-MILITARY -- 0.1%
  L-3 Communications Holdings, Inc. .....     2,500            243,900
                                                          ------------
ENERGY-ALTERNATE SOURCES -- 0.0%
  Canadian Hydro Developers, Inc.+.......    10,100             57,657
                                                          ------------
ENGINEERING/R&D SERVICES -- 0.0%
  EMCOR Group, Inc.+.....................     1,500             53,850
                                                          ------------
ENGINES-INTERNAL COMBUSTION -- 0.1%
  Cummins, Inc. .........................     1,200            142,440
                                                          ------------
ENTERPRISE SOFTWARE/SERVICE -- 0.7%
  BMC Software, Inc.+....................     3,000             86,160
  Informatica Corp.+.....................     1,500             20,910
  ManTech International Corp., Class
    A+...................................       700             22,862
  MicroStrategy, Inc., Class A+..........       300             21,933
  Oracle Corp.+..........................    68,100          1,302,072
  Sybase, Inc.+..........................     2,000             47,440
                                                          ------------
                                                             1,501,377
                                                          ------------
ENTERTAINMENT SOFTWARE -- 0.0%
  The9 Ltd. ADR+.........................       700             34,300
                                                          ------------
FILTRATION/SEPARATION PRODUCTS -- 0.0%
  Pall Corp. ............................     1,800             74,736
                                                          ------------
FINANCE-AUTO LOANS -- 0.1%
  AmeriCredit Corp.+.....................     4,600             93,564
                                                          ------------
FINANCE-COMMERCIAL -- 0.0%
  CIT Group, Inc. .......................     1,600             65,888
                                                          ------------
FINANCE-CONSUMER LOANS -- 0.0%
  Portfolio Recovery Associates, Inc. ...       400             20,900
                                                          ------------
FINANCE-CREDIT CARD -- 0.1%
  Advanta Corp., Class B.................       800             20,528
  Discover Financial Services+...........     9,250            213,213
                                                          ------------
                                                               233,741
                                                          ------------
FINANCE-INVESTMENT BANKER/BROKER -- 4.7%
  Citigroup, Inc. .......................    75,100          3,497,407
  JPMorgan Chase & Co. ..................    60,900          2,680,209
  Merrill Lynch & Co., Inc. .............    15,300          1,135,260
  Morgan Stanley.........................    18,600          1,187,982
  The Bear Stearns Cos., Inc. ...........     4,700            569,734
  The Goldman Sachs Group, Inc. .........     6,500          1,224,210
                                                          ------------
                                                            10,294,802
                                                          ------------
FINANCE-MORTGAGE LOAN/BANKER -- 1.0%
  Fannie Mae.............................    28,000          1,675,520
  Freddie Mac............................     6,900            395,163
                                                          ------------
                                                             2,070,683
                                                          ------------

---------------------

SUNAMERICA SERIES TRUST EQUITY OPPORTUNITIES PORTFOLIO#

--------------------------------------------------------------------------------

                                                             VALUE
          SECURITY DESCRIPTION              SHARES          (NOTE 3)
----------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FINANCIAL GUARANTEE INSURANCE -- 0.2%
  Ambac Financial Group, Inc. ...........     1,000       $     67,150
  Assured Guaranty, Ltd. ................       800             19,472
  MBIA, Inc. ............................     1,400             78,540
  PMI Group, Inc. .......................     2,300             78,361
  Radian Group, Inc. ....................     2,800             94,388
                                                          ------------
                                                               337,911
                                                          ------------
FOOD-BAKING -- 0.0%
  Flowers Foods, Inc. ...................     1,050             21,525
                                                          ------------
FOOD-CONFECTIONERY -- 0.0%
  The J. M. Smucker Co. .................     1,000             55,810
                                                          ------------
FOOD-DAIRY PRODUCTS -- 0.0%
  Dean Foods Co. ........................     2,000             57,540
                                                          ------------
FOOD-MEAT PRODUCTS -- 0.0%
  Tyson Foods, Inc., Class A.............     3,400             72,420
                                                          ------------
FOOD-MISC. -- 1.6%
  Campbell Soup Co. .....................     8,600            316,738
  ConAgra Foods, Inc. ...................    24,700            626,145
  General Mills, Inc. ...................    12,000            667,440
  H.J. Heinz Co. ........................    13,100            573,256
  Kellogg Co. ...........................    11,100            575,091
  M&F Worldwide Corp.+...................       400             23,336
  Sara Lee Corp. ........................    46,800            741,780
  Seaboard Corp. ........................        10             20,000
                                                          ------------
                                                             3,543,786
                                                          ------------
FOOD-RETAIL -- 0.7%
  Ingles Markets, Inc., Class A..........       700             20,503
  Safeway, Inc. .........................    22,600            720,262
  The Kroger Co. ........................    32,100            833,316
                                                          ------------
                                                             1,574,081
                                                          ------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.1%
  Fresh Del Monte Produce, Inc. .........     1,000             25,650
  Performance Food Group Co.+............       800             22,928
  SUPERVALU, Inc. .......................     1,900             79,173
                                                          ------------
                                                               127,751
                                                          ------------
FOOTWEAR & RELATED APPAREL -- 0.0%
  Deckers Outdoor Corp.+.................       300             30,930
  Wolverine World Wide, Inc. ............       800             21,648
                                                          ------------
                                                                52,578
                                                          ------------
FUNERAL SERVICES & RELATED ITEMS -- 0.0%
  Service Corp. International............     4,900             59,388
                                                          ------------
GARDEN PRODUCTS -- 0.0%
  Toro Co. ..............................     1,000             56,220
                                                          ------------
GAS-DISTRIBUTION -- 0.4%
  Atmos Energy Corp. ....................     1,900             53,333
  New Jersey Resources Corp. ............       500             23,500
  Northwest Natural Gas Co. .............       500             20,835
  ONEOK, Inc. ...........................     1,600             81,200
  Sempra Energy..........................    10,700            564,104
  UGI Corp. .............................     2,200             56,782
  Vectren Corp. .........................       800             19,976
  WGL Holdings, Inc. ....................       700             20,958
                                                          ------------
                                                               840,688
                                                          ------------

----------------------------------------------------------------------
                                                             VALUE
          SECURITY DESCRIPTION              SHARES          (NOTE 3)
GOLF -- 0.0%
  Callaway Golf Co. .....................     1,300       $     21,099
                                                          ------------
HEALTH CARE COST CONTAINMENT -- 0.5%
  Healthspring, Inc.+....................     1,200             20,520
  McKesson Corp. ........................    17,000            981,920
                                                          ------------
                                                             1,002,440
                                                          ------------
HOME FURNISHINGS -- 0.0%
  Tempur-Pedic International, Inc. ......     2,000             62,300
                                                          ------------
HOSPITAL BEDS/EQUIPMENT -- 0.0%
  Kinetic Concepts, Inc.+................       900             55,332
                                                          ------------
HOTELS/MOTELS -- 0.2%
  Marriott International, Inc., Class
    A....................................     5,200            216,060
  Starwood Hotels & Resorts Worldwide,
    Inc. ................................     3,300            207,768
  Wyndham Worldwide Corp.+...............     2,300             77,395
                                                          ------------
                                                               501,223
                                                          ------------
HUMAN RESOURCES -- 0.1%
  Administaff, Inc. .....................       700             22,890
  Emergency Medical Services Corp. Class
    A+...................................       800             31,208
  Heidrick & Struggles International,
    Inc.+................................       500             26,870
  Korn/Ferry International+..............     1,000             23,630
  Labor Ready, Inc.+.....................     1,200             28,272
  Manpower, Inc. ........................     1,000             79,050
                                                          ------------
                                                               211,920
                                                          ------------
IDENTIFICATION SYSTEMS -- 0.0%
  Checkpoint Systems, Inc.+..............       700             16,149
                                                          ------------
INDEPENDENT POWER PRODUCER -- 0.1%
  NRG Energy, Inc.+......................     2,500             96,375
                                                          ------------
INDUSTRIAL AUDIO & VIDEO PRODUCTS -- 0.0%
  Dolby Laboratories, Inc.+..............     1,500             49,890
                                                          ------------
INDUSTRIAL GASES -- 0.1%
  Air Products & Chemicals, Inc. ........     1,600            138,192
                                                          ------------
INSTRUMENTS-CONTROLS -- 0.1%
  Mettler Toledo International, Inc.+....       700             66,612
  Woodward Governor Co. .................       400             23,100
                                                          ------------
                                                                89,712
                                                          ------------
INSTRUMENTS-SCIENTIFIC -- 0.0%
  Dionex Corp.+..........................       300             20,403
  FEI Co.+...............................       800             22,944
  Varian, Inc.+..........................       400             24,056
                                                          ------------
                                                                67,403
                                                          ------------
INSURANCE BROKER -- 0.1%
  AON Corp. .............................     3,000            120,120
                                                          ------------
INSURANCE-LIFE/HEALTH -- 1.4%
  CIGNA Corp. ...........................    15,700            810,748
  FBL Financial Group, Inc., Class A.....       600             21,114
  Genworth Financial, Inc., Class A......    29,200            891,184
  Lincoln National Corp. ................     1,800            108,576
  Nationwide Financial Services, Inc.,
    Class A..............................     1,100             62,601
  Principal Financial Group..............    16,400            924,796
  Reinsurance Group of America, Inc. ....       300             15,993
  StanCorp Financial Group, Inc. ........     1,200             56,352
  The Phoenix Cos., Inc. ................     1,600             22,064

                                                           ---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                             VALUE
          SECURITY DESCRIPTION              SHARES          (NOTE 3)
----------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE-LIFE/HEALTH (CONTINUED)
  Universal American Financial Corp.+....       800       $     15,928
                                                          ------------
                                                             2,929,356
                                                          ------------
INSURANCE-MULTI-LINE -- 1.6%
  ACE, Ltd. .............................     4,300            248,196
  Allstate Corp. ........................    23,100          1,227,765
  American Financial Group, Inc. ........     1,700             47,753
  Assurant, Inc. ........................     2,000            101,440
  Cincinnati Financial Corp. ............     1,700             66,640
  CNA Financial Corp. ...................     6,700            278,184
  Horace Mann Educators Corp. ...........     1,100             19,613
  Loews Corp. ...........................     2,200            104,280
  MetLife, Inc. .........................     8,200            493,804
  United Fire & Casualty Co. ............       600             20,652
  XL Capital, Ltd., Class A..............    11,800            918,748
                                                          ------------
                                                             3,527,075
                                                          ------------
INSURANCE-PROPERTY/CASUALTY -- 1.2%
  Arch Capital Group, Ltd.+..............       800             55,728
  Chubb Corp. ...........................    20,400          1,028,364
  Commerce Group, Inc. ..................     1,600             45,968
  Fidelity National Title Group, Inc.,
    Class A..............................     3,000             62,670
  Infinity Property & Casualty Corp. ....       500             22,020
  LandAmerica Financial Group, Inc. .....       300             22,977
  Midland Co. ...........................       500             23,760
  Ohio Casualty Corp. ...................       800             34,728
  ProAssurance Corp.+....................       400             19,752
  RLI Corp. .............................       400             23,200
  SAFECO Corp. ..........................     1,200             70,164
  The Travelers Cos., Inc. ..............    21,600          1,096,848
  United America Indemnity, Ltd. Class
    A+...................................     1,000             21,480
  Zenith National Insurance Corp. .......       500             20,180
                                                          ------------
                                                             2,547,839
                                                          ------------
INSURANCE-REINSURANCE -- 0.2%
  Aspen Insurance Holdings, Ltd. ........     2,100             51,345
  Everest Re Group, Ltd. ................       700             68,775
  IPC Holdings, Ltd. ....................       900             22,329
  Max Re Capital, Ltd. ..................       900             23,499
  Odyssey Re Holdings Corp. .............     1,300             45,760
  PartnerRe, Ltd. .......................       800             56,824
  Platinum Underwriters Holdings,
    Ltd. ................................       700             23,240
  RenaissanceRe Holdings, Ltd. ..........     1,100             63,250
                                                          ------------
                                                               355,022
                                                          ------------
INTERNET INCUBATORS -- 0.0%
  CMGI, Inc.+............................    10,300             16,274
                                                          ------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.0%
  TIBCO Software, Inc.+..................     2,600             21,138
                                                          ------------
INTERNET SECURITY -- 0.1%
  McAfee, Inc.+..........................     2,000             71,720
  VASCO Data Security International,
    Inc.+................................     1,000             26,470
                                                          ------------
                                                                98,190
                                                          ------------
INTERNET TELEPHONE -- 0.0%
  j2 Global Communications, Inc.+........       700             22,848
                                                          ------------
INTIMATE APPAREL -- 0.0%
  The Warnaco Group, Inc.+...............       600             21,666
                                                          ------------

----------------------------------------------------------------------
                                                             VALUE
          SECURITY DESCRIPTION              SHARES          (NOTE 3)
INVESTMENT COMPANIES -- 0.0%
  Ares Capital Corp. ....................     1,300       $     20,267
                                                          ------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.6%
  Ameriprise Financial, Inc. ............    19,000          1,145,130
  GAMCO Investors, Inc., Class A.........       500             25,970
  Janus Capital Group, Inc. .............     3,300             99,198
                                                          ------------
                                                             1,270,298
                                                          ------------
LASERS-SYSTEM/COMPONENTS -- 0.0%
  Cymer, Inc.+...........................       700             29,925
  Rofin-Sinar Technologies, Inc.+........       300             19,521
                                                          ------------
                                                                49,446
                                                          ------------
LEISURE PRODUCTS -- 0.0%
  Brunswick Corp. .......................     2,000             55,920
                                                          ------------
LINEN SUPPLY & RELATED ITEMS -- 0.0%
  G&K Services, Inc., Class A............       300             11,178
  UniFirst Corp. ........................       500             18,780
                                                          ------------
                                                                29,958
                                                          ------------
MACHINERY-CONSTRUCTION & MINING -- 0.3%
  Caterpillar, Inc. .....................     6,900            543,720
                                                          ------------
MACHINERY-FARMING -- 0.0%
  AGCO Corp.+............................     1,400             53,802
                                                          ------------
MACHINERY-GENERAL INDUSTRIAL -- 0.1%
  Applied Industrial Technologies,
    Inc. ................................       800             22,712
  Manitowoc Co., Inc. ...................       600             46,602
  Middleby Corp.+........................       400             24,804
  Robbins & Myers, Inc. .................       400             21,092
  Wabtec Corp. ..........................       700             28,588
                                                          ------------
                                                               143,798
                                                          ------------
MACHINERY-MATERIAL HANDLING -- 0.0%
  Cascade Corp. .........................       300             20,337
  NACCO, Industries, Inc., Class A.......       100             13,152
                                                          ------------
MEDICAL INFORMATION SYSTEMS -- 0.0%
  Eclipsys Corp.+........................     1,000             21,730
                                                          ------------
MEDICAL INSTRUMENTS -- 0.5%
  CONMED Corp.+..........................       700             19,530
  Edwards Lifesciences Corp.+............     1,200             55,152
  Medtronic, Inc. .......................    17,900            906,993
                                                          ------------
                                                               981,675
                                                          ------------
MEDICAL LABS & TESTING SERVICES -- 0.0%
  Laboratory Corp. of America
    Holdings+............................     1,200             88,620
                                                          ------------
MEDICAL LASER SYSTEMS -- 0.0%
  LCA-Vision, Inc. ......................       500             17,755
                                                          ------------
MEDICAL PRODUCTS -- 2.9%
  Baxter International, Inc. ............     8,400            441,840
  Covidien, Ltd. ........................     9,400            384,930
  Johnson & Johnson......................    78,300          4,737,150
  PSS World Medical, Inc.+...............     1,200             20,676
  Zimmer Holdings, Inc.+.................     8,700            676,512
                                                          ------------
                                                             6,261,108
                                                          ------------
MEDICAL STERILIZATION PRODUCTS -- 0.0%
  STERIS Corp. ..........................       800             21,880
                                                          ------------
MEDICAL-BIOMEDICAL/GENE -- 0.8%
  Amgen, Inc.+...........................    19,800          1,064,052
  Biogen Idec, Inc.+.....................     3,100            175,274
  Genentech, Inc.+.......................     6,000            446,280

---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                             VALUE
          SECURITY DESCRIPTION              SHARES          (NOTE 3)
----------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
  Invitrogen Corp.+......................     1,000       $     71,800
                                                          ------------
                                                             1,757,406
                                                          ------------
MEDICAL-DRUGS -- 5.1%
  Abbott Laboratories....................    23,100          1,170,939
  Bristol-Myers Squibb Co. ..............    34,600            982,986
  Eli Lilly & Co. .......................    17,500            946,575
  Forest Laboratories, Inc.+.............    13,900            558,780
  K-V Pharmaceutical Co., Class A+.......       800             21,872
  King Pharmaceuticals, Inc.+............     3,700             62,937
  Merck & Co., Inc. .....................    25,800          1,280,970
  Pfizer, Inc. ..........................   202,900          4,770,179
  Schering-Plough Corp. .................     6,400            182,656
  Wyeth..................................    20,300            984,956
                                                          ------------
                                                            10,962,850
                                                          ------------
MEDICAL-GENERIC DRUGS -- 0.0%
  Alpharma, Inc., Class A................       900             22,311
  Par Pharmaceutical Cos., Inc.+.........       900             21,321
  Perrigo Co. ...........................     1,300             24,245
                                                          ------------
                                                                67,877
                                                          ------------
MEDICAL-HMO -- 3.6%
  Aetna, Inc. ...........................    26,800          1,288,276
  Coventry Health Care, Inc.+............     1,600             89,296
  Health Net, Inc.+......................     1,400             69,356
  Humana, Inc.+..........................     2,200            140,998
  UnitedHealth Group, Inc. ..............    66,200          3,206,066
  WellCare Health Plans, Inc.+...........       700             70,882
  WellPoint, Inc.+.......................    37,700          2,832,024
                                                          ------------
                                                             7,696,898
                                                          ------------
MEDICAL-HOSPITALS -- 0.0%
  Community Health Systems, Inc.+........     1,500             58,350
                                                          ------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.0%
  Apria Healthcare Group, Inc.+..........       800             20,976
                                                          ------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.2%
  AmerisourceBergen Corp. ...............     2,500            117,775
  Cardinal Health, Inc. .................     5,900            387,807
                                                          ------------
                                                               505,582
                                                          ------------
METAL PROCESSORS & FABRICATION -- 0.3%
  Kaydon Corp. ..........................       600             31,926
  Precision Castparts Corp. .............     4,000            548,240
  Quanex Corp. ..........................       500             22,530
  Worthington Industries, Inc. ..........     1,100             22,770
                                                          ------------
                                                               625,466
                                                          ------------
METAL-ALUMINUM -- 0.0%
  Century Aluminum Co.+..................       900             46,386
                                                          ------------
METAL-COPPER -- 0.2%
  Southern Copper Corp. .................     4,600            518,466
                                                          ------------
METAL-DIVERSIFIED -- 0.0%
  Hecla Mining Co.+......................     2,800             21,980
                                                          ------------
METAL-IRON -- 0.0%
  Cleveland-Cliffs, Inc. ................       900             62,343
                                                          ------------
MOTION PICTURES & SERVICES -- 0.0%
  Dreamworks Animation SKG, Inc., Class
    A+...................................     1,700             52,700
                                                          ------------

----------------------------------------------------------------------
                                                             VALUE
          SECURITY DESCRIPTION              SHARES          (NOTE 3)
MULTIMEDIA -- 1.4%
  Belo Corp., Class A....................     1,200       $     21,480
  Entravision Communications Corp., Class
    A+...................................     2,300             21,528
  Journal Communications, Inc., Class
    A....................................     1,700             18,003
  The Walt Disney Co. ...................    62,600          2,065,800
  Viacom, Inc., Class B+.................    23,900            915,370
                                                          ------------
                                                             3,042,181
                                                          ------------
NETWORKING PRODUCTS -- 3.0%
  Atheros Communications, Inc.+..........       800             22,304
  Cisco Systems, Inc.+...................   186,300          5,385,933
  Juniper Networks, Inc.+................    35,600          1,066,576
                                                          ------------
                                                             6,474,813
                                                          ------------
NON-FERROUS METALS -- 0.0%
  USEC, Inc.+............................       800             13,432
                                                          ------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
  Allied Waste Industries, Inc.+.........     4,700             60,489
  Republic Services, Inc. ...............     2,500             79,875
                                                          ------------
                                                               140,364
                                                          ------------
OFFICE AUTOMATION & EQUIPMENT -- 0.5%
  IKON Office Solutions, Inc. ...........     2,600             36,036
  Xerox Corp.+...........................    52,900            923,634
                                                          ------------
                                                               959,670
                                                          ------------
OFFICE FURNISHINGS-ORIGINAL -- 0.0%
  Knoll, Inc. ...........................     1,100             21,791
  Steelcase, Inc. Class A................     2,800             48,748
                                                          ------------
                                                                70,539
                                                          ------------
OIL & GAS DRILLING -- 0.0%
  Atwood Oceanics, Inc.+.................       500             34,300
  Grey Wolf, Inc.+.......................     3,000             22,230
  Parker Drilling Co.+...................       400              3,768
                                                          ------------
                                                                60,298
                                                          ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.3%
  Anadarko Petroleum Corp. ..............    21,400          1,077,062
  Apache Corp. ..........................    12,100            978,164
  Berry Petroleum Co., Class A...........       600             22,326
  Chesapeake Energy Corp. ...............     3,200            108,928
  Continental Resources, Inc.+...........     1,400             22,022
  Devon Energy Corp. ....................     2,900            216,369
  Noble Energy, Inc. ....................     1,700            103,938
  Paramount Resources, Ltd. Class A+.....     2,000             33,483
  Pioneer Natural Resources Co. .........     1,500             68,250
  Rosetta Resources, Inc.+...............       900             16,209
  Stone Energy Corp.+....................       700             22,750
  TUSK Energy Corp. .....................    18,500             26,880
                                                          ------------
                                                             2,696,381
                                                          ------------
OIL COMPANIES-INTEGRATED -- 10.4%
  Chevron Corp. .........................    66,800          5,695,368
  ConocoPhillips.........................    34,000          2,748,560
  Delek US Holdings, Inc. ...............       800             21,184
  Exxon Mobil Corp. .....................   128,700         10,956,231
  Hess Corp. ............................     3,100            189,720
  Marathon Oil Corp. ....................    25,200          1,391,040
  Occidental Petroleum Corp. ............    27,700          1,571,144
                                                          ------------
                                                            22,573,247
                                                          ------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.0%
  Dresser Rand Group, Inc.+..............     1,600             59,360
                                                          ------------

                                                           ---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                             VALUE
          SECURITY DESCRIPTION              SHARES          (NOTE 3)
----------------------------------------------------------------------
COMMON STOCK (CONTINUED)
OIL REFINING & MARKETING -- 0.7%
  Alon USA Energy, Inc. .................       600       $     21,402
  Frontier Oil Corp. ....................     1,900             73,587
  Holly Corp. ...........................     1,300             87,607
  Sunoco, Inc. ..........................     1,200             80,064
  Tesoro Corp. ..........................     1,700             84,660
  Valero Energy Corp. ...................    18,800          1,259,788
                                                          ------------
                                                             1,607,108
                                                          ------------
OIL-FIELD SERVICES -- 1.0%
  Global Industries, Ltd.+...............     2,600             67,340
  Hercules Offshore, Inc.+...............       700             21,014
  Oil States International, Inc.+........       600             26,244
  Schlumberger, Ltd. ....................    20,700          1,960,704
  Superior Energy Services, Inc.+........     1,500             60,480
  Tidewater, Inc. .......................     1,400             95,788
                                                          ------------
                                                             2,231,570
                                                          ------------
PAPER & RELATED PRODUCTS -- 0.4%
  International Paper Co. ...............    22,300            826,661
  Rock-Tenn Co., Class A.................       700             21,504
                                                          ------------
                                                               848,165
                                                          ------------
PHARMACY SERVICES -- 0.8%
  Express Scripts, Inc.+.................    10,700            536,391
  Medco Health Solutions, Inc.+..........    14,200          1,154,034
                                                          ------------
                                                             1,690,425
                                                          ------------
POWER CONVERTER/SUPPLY EQUIPMENT -- 0.0%
  Advanced Energy Industries, Inc.+......     1,200             21,252
                                                          ------------
PRINTING-COMMERCIAL -- 0.1%
  Consolidated Graphics, Inc.+...........       300             19,773
  R.R. Donnelley & Sons Co. .............     2,300             97,198
                                                          ------------
                                                               116,971
                                                          ------------
PUBLISHING-NEWSPAPERS -- 0.3%
  Gannett Co., Inc. .....................    12,400            618,760
  Tribune Co. ...........................     1,873             52,369
                                                          ------------
                                                               671,129
                                                          ------------
PUBLISHING-PERIODICALS -- 0.0%
  Idearc, Inc. ..........................     2,000             69,420
                                                          ------------
RADIO -- 0.0%
  Cox Radio, Inc., Class A+..............       200              2,590
                                                          ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
  General Growth Properties, Inc. .......     3,000            143,940
                                                          ------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.0%
  Jones Lang LaSalle, Inc. ..............       600             65,868
  WP Carey & Co. LLC.....................       700             21,742
                                                          ------------
                                                                87,610
                                                          ------------
REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.0%
  Stratus Properties, Inc.+..............       100              3,033
                                                          ------------
RECREATIONAL VEHICLES -- 0.0%
  Polaris Industries, Inc. ..............       400             19,744
                                                          ------------
RECYCLING -- 0.0%
  Metal Management, Inc. ................       500             21,005
                                                          ------------

----------------------------------------------------------------------
                                                             VALUE
          SECURITY DESCRIPTION              SHARES          (NOTE 3)
RENTAL AUTO/EQUIPMENT -- 0.0%
  Avis Budget Group, Inc.+...............     2,100       $     53,907
  Rent-A-Center, Inc.+...................     1,700             32,997
                                                          ------------
                                                                86,904
                                                          ------------
RESEARCH & DEVELOPMENT -- 0.0%
  Parexel International Corp.+...........       500             20,215
                                                          ------------
RETAIL-APPAREL/SHOE -- 0.3%
  Aeropostale, Inc.+.....................     1,300             49,504
  Buckle, Inc. ..........................       700             24,465
  J Crew Group, Inc.+....................     1,100             55,330
  Nordstrom, Inc. .......................    11,300            537,654
  Stage Stores, Inc. ....................     1,100             19,624
                                                          ------------
                                                               686,577
                                                          ------------
RETAIL-AUTO PARTS -- 0.1%
  AutoZone, Inc.+........................       800            101,448
  PEP Boys-Manny Moe & Jack..............     1,300             22,009
                                                          ------------
                                                               123,457
                                                          ------------
RETAIL-AUTOMOBILE -- 0.0%
  Sonic Automotive, Inc. ................       800             21,920
                                                          ------------
RETAIL-BOOKSTORE -- 0.0%
  Barnes & Noble, Inc. ..................     1,500             50,325
                                                          ------------
RETAIL-BUILDING PRODUCTS -- 0.5%
  Home Depot, Inc. ......................    25,900            962,703
                                                          ------------
RETAIL-COMPUTER EQUIPMENT -- 0.0%
  Insight Enterprises, Inc.+.............     1,000             22,560
                                                          ------------
RETAIL-CONSUMER ELECTRONICS -- 0.0%
  RadioShack Corp. ......................     2,500             62,825
                                                          ------------
RETAIL-DISCOUNT -- 0.8%
  Big Lots, Inc.+........................     3,400             87,924
  BJ's Wholesale Club, Inc.+.............       900             30,564
  Costco Wholesale Corp. ................    11,500            687,700
  Dollar Tree Stores, Inc.+..............     3,000            114,780
  Family Dollar Stores, Inc. ............     3,700            109,594
  Target Corp. ..........................     3,500            211,995
  TJX Cos., Inc. ........................    19,500            541,125
                                                          ------------
                                                             1,783,682
                                                          ------------
RETAIL-HAIR SALONS -- 0.0%
  Regis Corp. ...........................       600             20,916
                                                          ------------
RETAIL-JEWELRY -- 0.1%
  Movado Group, Inc. ....................       700             19,768
  Tiffany & Co. .........................     1,500             72,375
                                                          ------------
                                                                92,143
                                                          ------------
RETAIL-MAJOR DEPARTMENT STORES -- 0.5%
  J.C. Penney Co., Inc. .................     8,600            585,144
  Sears Holdings Corp.+..................     3,800            519,802
                                                          ------------
                                                             1,104,946
                                                          ------------
RETAIL-OFFICE SUPPLIES -- 0.1%
  Office Depot, Inc.+....................     3,800             94,848
                                                          ------------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.6%
  Kohl's Corp.+..........................     6,100            370,880
  Macy's, Inc. ..........................    22,400            807,968
                                                          ------------
                                                             1,178,848
                                                          ------------
RETAIL-RESTAURANTS -- 0.9%
  Applebee's International, Inc. ........       800             19,680

---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                             VALUE
          SECURITY DESCRIPTION              SHARES          (NOTE 3)
----------------------------------------------------------------------
COMMON STOCK (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
  Bob Evans Farms, Inc. .................       700       $     22,715
  Burger King Holdings, Inc. ............     2,100             51,009
  CEC Entertainment, Inc.+...............       600             17,706
  Chipotle Mexican Grill, Inc., Class
    B+...................................       800             64,984
  Darden Restaurants, Inc. ..............     1,600             68,112
  Jack in the Box, Inc.+.................       800             51,192
  McDonald's Corp. ......................    21,000          1,005,270
  Wendy's International, Inc. ...........     3,100            108,593
  Yum! Brands, Inc. .....................    19,800            634,392
                                                          ------------
                                                             2,043,653
                                                          ------------
RETIREMENT/AGED CARE -- 0.0%
  Sunrise Senior Living, Inc.+...........       600             23,856
                                                          ------------
SAVINGS & LOANS/THRIFTS -- 0.5%
  Astoria Financial Corp. ...............     2,200             51,810
  Hudson City Bancorp, Inc. .............     6,200             75,764
  MAF Bancorp, Inc. .....................       600             31,512
  Washington Mutual, Inc. ...............    25,400            953,262
                                                          ------------
                                                             1,112,348
                                                          ------------
SCHOOLS -- 0.1%
  DeVry, Inc. ...........................     1,800             58,320
  ITT Educational Services, Inc.+........       600             63,396
  Strayer Education, Inc. ...............       200             30,306
                                                          ------------
                                                               152,022
                                                          ------------
SEMICONDUCTOR EQUIPMENT -- 0.7%
  Applied Materials, Inc. ...............    40,400            890,416
  ATMI, Inc.+............................       700             20,286
  Brooks Automation, Inc.+...............     1,300             22,841
  Cabot Microelectronics Corp.+..........       600             25,578
  Entegris, Inc.+........................     2,100             22,638
  KLA-Tencor Corp. ......................     1,600             90,864
  Lam Research Corp.+....................     1,500             86,760
  MKS Instruments, Inc.+.................     1,000             22,700
  Novellus Systems, Inc.+................     2,100             59,892
  Teradyne, Inc.+........................     3,700             58,053
  Varian Semiconductor Equipment
    Associates, Inc.+....................     1,950             91,650
  Verigy, Ltd.+..........................     1,900             46,474
                                                          ------------
                                                             1,438,152
                                                          ------------
SEMICONDUCTORS COMPONENTS-INTEGRATED CIRCUITS --0.3%
  Analog Devices, Inc. ..................    15,500            549,475
  Emulex Corp.+..........................     1,100             21,780
  Micrel, Inc. ..........................     3,400             35,190
                                                          ------------
                                                               606,445
                                                          ------------
STEEL-PRODUCERS -- 0.9%
  Chaparral Steel Co. ...................     1,800            151,272
  Nucor Corp. ...........................    13,900            697,780
  Schnitzer Steel Industries, Inc, Class
    A....................................       500             27,095
  Steel Dynamics, Inc. ..................     1,900             79,667
  United States Steel Corp. .............     9,000            884,610
                                                          ------------
                                                             1,840,424
                                                          ------------
TELECOM SERVICES -- 0.1%
  Embarq Corp. ..........................     1,700            105,043
  NTELOS Holdings Corp. .................       900             24,120

----------------------------------------------------------------------
                                                             VALUE
          SECURITY DESCRIPTION              SHARES          (NOTE 3)
TELECOM SERVICES (CONTINUED)
  Premiere Global Services, Inc.+........     1,900       $     22,116
                                                          ------------
                                                               151,279
                                                          ------------
TELECOMMUNICATION EQUIPMENT -- 0.1%
  ADTRAN, Inc. ..........................       900             23,481
  Arris Group, Inc.+.....................     2,400             35,568
  Avaya, Inc.+...........................     6,100            100,894
  CommScope, Inc.+.......................     1,200             65,316
  Comtech Telecommunications Corp.+......       600             26,082
  Plantronics, Inc. .....................       900             25,218
                                                          ------------
                                                               276,559
                                                          ------------
TELEPHONE-INTEGRATED -- 3.2%
  ALLTEL Corp. ..........................     9,300            613,335
  AT&T, Inc. ............................    24,800            971,168
  CenturyTel, Inc. ......................     2,600            119,262
  Cincinnati Bell, Inc.+.................     5,300             27,348
  Citizens Communications Co. ...........     4,900             70,707
  Qwest Communications International,
    Inc.+................................   103,100            879,443
  Sprint Nextel Corp. ...................    94,800          1,946,244
  Telephone and Data Systems, Inc. ......     1,600            106,240
  Verizon Communications, Inc. ..........    51,700          2,203,454
                                                          ------------
                                                             6,937,201
                                                          ------------
TELEVISION -- 0.5%
  CBS Corp., Class B.....................    31,100            986,492
  Lin TV Corp., Class A+.................     1,300             19,682
  Sinclair Broadcast Group, Inc., Class
    A....................................     1,600             20,864
                                                          ------------
                                                             1,027,038
                                                          ------------
THEATER -- 0.0%
  Regal Entertainment Group, Class A.....     2,400             51,336
                                                          ------------
TOBACCO -- 2.2%
  Altria Group, Inc. ....................    69,100          4,593,077
  Loews Corp. - Carolina Group...........     1,000             75,790
  Universal Corp. .......................       400             22,084
  UST, Inc. .............................     1,500             80,325
                                                          ------------
                                                             4,771,276
                                                          ------------
TOYS -- 0.0%
  Hasbro, Inc. ..........................     2,100             58,842
  Marvel Entertainment, Inc.+............       900             21,807
                                                          ------------
                                                                80,649
                                                          ------------
TRANSPORT-EQUIPMENT & LEASING -- 0.0%
  TAL International Group, Inc. .........       400             10,512
                                                          ------------
TRANSPORT-MARINE -- 0.1%
  Frontline, Ltd. .......................     1,300             59,852
  Gulfmark Offshore, Inc.+...............       500             23,490
  Horizon Lines, Inc. Class A............       800             23,088
  Overseas Shipholding Group, Inc. ......     1,700            131,903
                                                          ------------
                                                               238,333
                                                          ------------
TRANSPORT-RAIL -- 0.0%
  Kansas City Southern+..................     1,700             58,667
                                                          ------------
TRANSPORT-SERVICES -- 0.5%
  Hub Group, Inc., Class A+..............       700             23,814
  Laidlaw International, Inc. ...........     1,700             57,800
  United Parcel Service, Inc. Class B....    11,800            893,496
                                                          ------------
                                                               975,110
                                                          ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST EQUITY OPPORTUNITIES PORTFOLIO#

--------------------------------------------------------------------------------

                                            SHARES/
                                           PRINCIPAL         VALUE
          SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
----------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TRANSPORT-TRUCK -- 0.0%
  Con-way, Inc. .........................     1,100       $     54,329
                                                          ------------
VITAMINS & NUTRITION PRODUCTS -- 0.0%
  NBTY, Inc.+............................     1,600             69,664
                                                          ------------
WATER TREATMENT SYSTEMS -- 0.0%
  Nalco Holding Co. .....................     2,500             57,600
                                                          ------------
WEB PORTALS/ISP -- 1.0%
  Google, Inc., Class A+.................     4,000          2,040,000
  United Online, Inc. ...................     3,500             49,420
                                                          ------------
                                                             2,089,420
                                                          ------------
WIRELESS EQUIPMENT -- 0.9%
  InterDigital, Inc.+....................       700             19,565
  Motorola, Inc. ........................    48,800            829,112
  QUALCOMM, Inc. ........................    24,200          1,007,930
                                                          ------------
                                                             1,856,607
                                                          ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $212,766,377)....................                  216,297,627
                                                          ------------
REPURCHASE AGREEMENT -- 0.2%
  Agreement with State Street Bank &
    Trust Co., bearing interest at 3.00%,
    dated 07/31/07, to be repurchased
    08/01/07 in the amount of $391,033
    and collateralized by Federal Home
    Loan Mortgage Association Corp.
    Bonds, bearing interest at 5.40% due
    03/17/21 and having approximate value
    of $402,357 (cost $391,000)..........  $391,000            391,000
                                                          ------------
TOTAL INVESTMENTS
  (cost $213,157,377)(1)                       99.8%       216,688,627
Other assets less liabilities                   0.2            514,232
                                           --------       ------------
NET ASSETS...............................     100.0%      $217,202,859
                                           ========       ============

------------
+    Non-income producing security
#   See Note 1
(1)  See Note 5 for cost of investments on a tax basis.
(2)  Fair valued security; see Note 3
(3)  Illiquid security
ADR -- American Depository Receipt

See Notes to Financials Statements

---------------------

SUNAMERICA SERIES TRUST DAVIS VENTURE VALUE PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Oil Companies-Integrated.................................     6.5%
Finance-Investment Banker/Broker.........................     6.2
Oil Companies-Exploration & Production...................     5.8
Finance-Credit Card......................................     5.0
Retail-Discount..........................................     5.0
Banks-Super Regional.....................................     4.3
Banks-Commercial.........................................     3.8
Insurance-Property/Casualty..............................     3.7
Tobacco..................................................     3.7
Insurance-Reinsurance....................................     3.1
Multimedia...............................................     2.5
Cable TV.................................................     2.4
Insurance-Multi-line.....................................     2.4
Banks-Fiduciary..........................................     2.2
Commercial Services-Finance..............................     2.1
Applications Software....................................     2.0
Computers................................................     1.9
Containers-Paper/Plastic.................................     1.6
Cosmetics & Toiletries...................................     1.6
Beverages-Wine/Spirits...................................     1.4
Diversified Manufacturing Operations.....................     1.4
Building Products-Cement.................................     1.3
Retail-Drug Store........................................     1.3
Commercial Paper.........................................     1.2
Commercial Services......................................     1.2
Medical Products.........................................     1.2
Transport-Services.......................................     1.2
Brewery..................................................     1.1
Data Processing/Management...............................     1.1
Electronic Components-Misc...............................     1.1
Investment Management/Advisor Services...................     1.1
Medical-HMO..............................................     1.1
Motorcycle/Motor Scooter.................................     1.1
Oil & Gas Drilling.......................................     1.1
Telephone-Integrated.....................................     1.1
Building & Construction Products-Misc....................     1.0
Diversified Operations...................................     1.0
E-Commerce/Products......................................     0.9
Insurance Brokers........................................     0.8
Medical-Wholesale Drug Distribution......................     0.8
Retail-Bedding...........................................     0.8
Web Portals/ISP..........................................     0.8
Coal.....................................................     0.7
Pharmacy Services........................................     0.7
E-Commerce/Services......................................     0.6
Electronic Measurement Instruments.......................     0.6
Food-Confectionery.......................................     0.6
Cellular Telecom.........................................     0.5
Insurance-Life/Health....................................     0.5
Real Estate Investment Trusts............................     0.5
Retail-Automobile........................................     0.5
Retail-Building Products.................................     0.4
Retail-Major Department Stores...........................     0.4
Telecom Services.........................................     0.4
Advertising Services.....................................     0.3
Broadcast Services/Program...............................     0.3
Diversified Minerals.....................................     0.3
Financial Guarantee Insurance............................     0.3
Home Decoration Products.................................     0.3


Metal-Diversified........................................     0.3%
Rental Auto/Equipment....................................     0.3
Wireless Equipment.......................................     0.3
Publishing-Newspapers....................................     0.2
Real Estate Operations & Development.....................     0.2
Transport-Marine.........................................     0.1
                                                           ------
                                                            100.2%
                                                           ======

------------

* Calculated as a percentage of net assets

                                                           ---------------------

SUNAMERICA SERIES TRUST DAVIS VENTURE VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION             SHARES            (NOTE 3)
----------------------------------------------------------------------
COMMON STOCK -- 99.0%
ADVERTISING SERVICES -- 0.3%
  WPP Group PLC ADR..................      101,700      $    7,276,635
                                                        --------------
APPLICATIONS SOFTWARE -- 2.0%
  Microsoft Corp. ...................    1,747,500          50,660,025
                                                        --------------
BANKS-COMMERCIAL -- 3.8%
  Commerce Bancorp, Inc. ............      616,600          20,625,270
  HSBC Holdings PLC(1)...............    4,050,599          75,211,091
                                                        --------------
                                                            95,836,361
                                                        --------------
BANKS-FIDUCIARY -- 2.2%
  State Street Corp. ................      111,400           7,467,142
  The Bank of New York Mellon
    Corp. ...........................    1,093,800          46,541,190
                                                        --------------
                                                            54,008,332
                                                        --------------
BANKS-SUPER REGIONAL -- 4.3%
  Wachovia Corp. ....................    1,001,164          47,264,952
  Wells Fargo & Co. .................    1,776,050          59,977,209
                                                        --------------
                                                           107,242,161
                                                        --------------
BEVERAGES-WINE/SPIRITS -- 1.4%
  Diageo PLC ADR.....................      434,900          35,522,632
                                                        --------------
BREWERY -- 1.1%
  Heineken Holding NV(1).............      495,312          26,654,726
                                                        --------------
BROADCAST SERVICES/PROGRAM -- 0.3%
  Liberty Media Corp., Class A+......       70,840           8,107,638
                                                        --------------
BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 1.0%
  Vulcan Materials Co. ..............      253,300          24,245,876
                                                        --------------
BUILDING PRODUCTS-CEMENT -- 1.3%
  Martin Marietta Materials, Inc. ...      230,700          31,605,900
                                                        --------------
CABLE TV -- 2.4%
  Comcast Corp., Special Class A+....    2,271,200          59,437,304
                                                        --------------
CELLULAR TELECOM -- 0.5%
  SK Telecom Co., Ltd. ADR...........      463,600          13,045,704
                                                        --------------
COAL -- 0.7%
  China Coal Energy Co.+(1)..........    9,350,600          17,188,585
                                                        --------------
COMMERCIAL SERVICES -- 1.2%
  Iron Mountain, Inc.+...............    1,107,774          29,677,265
                                                        --------------
COMMERCIAL SERVICES-FINANCE -- 2.1%
  H&R Block, Inc. ...................    1,272,390          25,384,181
  Moody's Corp. .....................      516,600          27,793,080
                                                        --------------
                                                            53,177,261
                                                        --------------
COMPUTERS -- 1.9%
  Dell, Inc.+........................    1,100,300          30,775,391
  Hewlett-Packard Co. ...............      370,400          17,049,512
                                                        --------------
                                                            47,824,903
                                                        --------------
CONTAINERS-PAPER/PLASTIC -- 1.6%
  Sealed Air Corp. ..................    1,503,400          40,967,650
                                                        --------------
COSMETICS & TOILETRIES -- 1.6%
  Avon Products, Inc. ...............      295,522          10,641,747
  Procter & Gamble Co. ..............      488,100          30,193,866
                                                        --------------
                                                            40,835,613
                                                        --------------
DATA PROCESSING/MANAGEMENT -- 1.1%
  Dun & Bradstreet Corp. ............      290,700          28,418,832
                                                        --------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 1.4%
  Tyco International, Ltd. ..........      751,298          35,528,882
                                                        --------------

----------------------------------------------------------------------
                                                            VALUE
        SECURITY DESCRIPTION             SHARES            (NOTE 3)
DIVERSIFIED MINERALS -- 0.3%
  BHP Billiton PLC(1)................      269,200      $    7,934,675
                                                        --------------
DIVERSIFIED OPERATIONS -- 1.0%
  China Merchants Holdings
    International Co., Ltd.(1).......    4,880,810          23,760,666
                                                        --------------
E-COMMERCE/PRODUCTS -- 0.9%
  Amazon.com, Inc.+..................      302,000          23,719,080
                                                        --------------
E-COMMERCE/SERVICES -- 0.6%
  Expedia, Inc.+.....................      141,700           3,770,637
  IAC/InterActive Corp.+.............      136,500           3,923,010
  Liberty Media Corp., Series A+.....      355,800           7,454,010
                                                        --------------
                                                            15,147,657
                                                        --------------
ELECTRONIC COMPONENTS-MISC. -- 1.1%
  Tyco Electronics, Ltd.+............      741,298          26,553,294
                                                        --------------
ELECTRONIC MEASUREMENT INSTRUMENTS -- 0.6%
  Agilent Technologies, Inc.+........      369,120          14,081,928
                                                        --------------
FINANCE-CREDIT CARD -- 5.0%
  American Express Co. ..............    2,069,350         121,139,749
  Discover Financial Services+.......      165,845           3,822,727
                                                        --------------
                                                           124,962,476
                                                        --------------
FINANCE-INVESTMENT BANKER/BROKER -- 6.2%
  Citigroup, Inc. ...................    1,066,852          49,683,298
  E*TRADE Financial Corp.+...........      376,000           6,963,520
  JPMorgan Chase & Co. ..............    1,910,276          84,071,247
  Morgan Stanley.....................      222,050          14,182,333
                                                        --------------
                                                           154,900,398
                                                        --------------
FINANCIAL GUARANTEE INSURANCE -- 0.3%
  Ambac Financial Group, Inc. .......      117,600           7,896,840
                                                        --------------
FOOD-CONFECTIONERY -- 0.6%
  The Hershey Co. ...................      316,900          14,609,090
                                                        --------------
HOME DECORATION PRODUCTS -- 0.3%
  Hunter Douglas NV(1)...............       77,847           7,649,309
                                                        --------------
INSURANCE BROKER -- 0.8%
  AON Corp. .........................      496,300          19,871,852
                                                        --------------
INSURANCE-LIFE/HEALTH -- 0.5%
  Principal Financial Group..........      152,300           8,588,197
  Sun Life Financial, Inc. ..........       83,600           3,982,704
                                                        --------------
                                                            12,570,901
                                                        --------------
INSURANCE-MULTI-LINE -- 2.4%
  Loews Corp. .......................    1,251,600          59,325,840
                                                        --------------
INSURANCE-PROPERTY/CASUALTY -- 3.7%
  Chubb Corp. .......................      186,100           9,381,301
  Markel Corp.+......................        4,880           2,271,640
  Millea Holdings, Inc.+(1)..........      665,600          26,365,680
  Nipponkoa Insurance Co., Ltd.(1)...      913,600           8,350,875
  Progressive Corp. .................    2,240,100          46,997,298
                                                        --------------
                                                            93,366,794
                                                        --------------
INSURANCE-REINSURANCE -- 3.1%
  Berkshire Hathaway, Inc., Class
    A+...............................          646          71,060,000
  Berkshire Hathaway, Inc., Class
    B+...............................          752           2,710,208
  Everest Re Group, Ltd. ............       36,400           3,576,300
                                                        --------------
                                                            77,346,508
                                                        --------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 1.1%
  Ameriprise Financial, Inc. ........      471,730          28,431,167
                                                        --------------

---------------------

SUNAMERICA SERIES TRUST DAVIS VENTURE VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
        SECURITY DESCRIPTION             SHARES            (NOTE 3)
----------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MEDICAL PRODUCTS -- 1.2%
  Covidien, Ltd.+....................      751,298      $   30,765,653
                                                        --------------
MEDICAL-HMO -- 1.1%
  UnitedHealth Group, Inc. ..........      584,000          28,283,120
                                                        --------------
MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 0.8%
  Cardinal Health, Inc. .............      286,600          18,838,218
                                                        --------------
METAL-DIVERSIFIED -- 0.3%
  Rio Tinto PLC(1)...................      114,400           8,256,318
                                                        --------------
MOTORCYCLE/MOTOR SCOOTER -- 1.1%
  Harley-Davidson, Inc. .............      471,000          26,997,720
                                                        --------------
MULTIMEDIA -- 2.5%
  Lagardere SCA(1)...................      295,685          23,345,509
  News Corp., Class A................    1,831,600          38,683,392
                                                        --------------
                                                            62,028,901
                                                        --------------
OIL & GAS DRILLING -- 1.1%
  Transocean, Inc.+..................      244,200          26,239,290
                                                        --------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 5.8%
  Canadian Natural Resources,
    Ltd. ............................      528,700          36,168,367
  Devon Energy Corp. ................      832,552          62,116,705
  EOG Resources, Inc. ...............      663,600          46,518,360
                                                        --------------
                                                           144,803,432
                                                        --------------
OIL COMPANIES-INTEGRATED -- 6.5%
  ConocoPhillips.....................    1,475,708         119,296,235
  Occidental Petroleum Corp. ........      782,000          44,355,040
                                                        --------------
                                                           163,651,275
                                                        --------------
PHARMACY SERVICES -- 0.7%
  Express Scripts, Inc.+.............      341,100          17,099,343
                                                        --------------
PUBLISHING-NEWSPAPERS -- 0.2%
  Gannett Co., Inc. .................       93,500           4,665,650
                                                        --------------
REAL ESTATE INVESTMENT TRUSTS -- 0.5%
  General Growth Properties, Inc. ...      259,922          12,471,058
                                                        --------------
REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.2%
  Hang Lung Group, Ltd.(1)...........    1,235,000           6,167,637
                                                        --------------
RENTAL AUTO/EQUIPMENT -- 0.3%
  Cosco Pacific, Ltd.(1).............    3,214,800           8,472,569
                                                        --------------
RETAIL-AUTOMOBILE -- 0.5%
  CarMax, Inc.+......................      500,660          11,980,794
                                                        --------------
RETAIL-BEDDING -- 0.8%
  Bed Bath & Beyond, Inc.+...........      562,400          19,481,536
                                                        --------------
RETAIL-BUILDING PRODUCTS -- 0.4%
  Lowe's Cos., Inc. .................      382,400          10,711,024
                                                        --------------
RETAIL-DISCOUNT -- 5.0%
  Costco Wholesale Corp. ............    1,491,100          89,167,780
  Wal-Mart Stores, Inc. .............      768,000          35,289,600
                                                        --------------
                                                           124,457,380
                                                        --------------

----------------------------------------------------------------------
                                         SHARES/
                                        PRINCIPAL           VALUE
        SECURITY DESCRIPTION             AMOUNT            (NOTE 3)
RETAIL-DRUG STORE -- 1.3%
  CVS Caremark Corp. ................      936,526      $   32,956,350
                                                        --------------
RETAIL-MAJOR DEPARTMENT STORES -- 0.4%
  Sears Holdings Corp.+..............       73,210          10,014,396
                                                        --------------
TELECOM SERVICES -- 0.4%
  Virgin Media, Inc. ................      431,827          10,726,583
                                                        --------------
TELEPHONE-INTEGRATED -- 1.1%
  Sprint Nextel Corp. ...............    1,318,400          27,066,752
                                                        --------------
TOBACCO -- 3.7%
  Altria Group, Inc. ................    1,397,725          92,906,781
                                                        --------------
TRANSPORT-MARINE -- 0.1%
  China Shipping Development Co.,
    Ltd.(1)..........................    1,316,000           3,407,656
                                                        --------------
TRANSPORT-SERVICES -- 1.2%
  Asciano Group+.....................      286,468           2,324,234
  Kuehne & Nagel International
    AG(1)............................      104,400          10,193,660
  Toll Holdings, Ltd.(1).............      382,368           4,573,760
  United Parcel Service, Inc. Class
    B................................      156,400          11,842,608
                                                        --------------
                                                            28,934,262
                                                        --------------
WEB PORTALS/ISP -- 0.8%
  Google, Inc.+......................       38,023          19,391,730
                                                        --------------
WIRELESS EQUIPMENT -- 0.3%
  Nokia Oyj ADR......................      283,200           8,110,848
                                                        --------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $1,577,234,059)..............                    2,478,277,036
                                                        --------------
SHORT-TERM INVESTMENT SECURITIES -- 1.2%
COMMERCIAL PAPER -- 1.2%
  Societe General North America
    5.34% due 08/01/07
    (cost $28,989,000)...............  $28,989,000          28,989,000
                                                        --------------
TOTAL INVESTMENTS
  (cost $1,606,223,059)(2)...........        100.2%      2,507,266,036
Liabilities in excess of other
  assets.............................         (0.2)         (3,996,696)
                                       -----------      --------------
NET ASSETS...........................        100.0%     $2,503,269,340
                                       ===========      ==============

------------
+    Non-income producing security
(1) Security was valued using fair value procedures at July 31, 2007. See Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)  See Note 5 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financials Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST "DOGS" OF WALL STREET PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Cosmetics & Toiletries...................................     7.2%
Diversified Manufacturing Operations.....................     7.2
Consumer Products-Misc. .................................     7.0
Telephone-Integrated.....................................     7.0
Chemicals-Diversified....................................     6.9
Medical-Drugs............................................     6.8
Finance-Investment Banker/Broker.........................     6.4
Building-Residential/Commercial..........................     5.8
Data Processing/Management...............................     3.7
Beverages-Non-alcoholic..................................     3.6
Electric Products-Misc. .................................     3.5
Medical Products.........................................     3.5
Distribution/Wholesale...................................     3.4
Food-Wholesale/Distribution..............................     3.4
Retail-Building Products.................................     3.4
Brewery..................................................     3.3
Cruise Lines.............................................     3.3
Tobacco..................................................     3.3
Food-Misc. ..............................................     3.2
Office Supplies & Forms..................................     3.2
Publishing-Newspapers....................................     3.2
Containers-Paper/Plastic.................................     3.1
                                                           ------
                                                            101.4%
                                                           ======

------------
* Calculated as a percentage of net assets

---------------------

SUNAMERICA SERIES TRUST "DOGS" OF WALL STREET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                             VALUE
           SECURITY DESCRIPTION              SHARES        (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 101.4%
BEVERAGES-NON-ALCOHOLIC -- 3.6%
  PepsiCo, Inc. ...........................   49,100      $ 3,221,942
                                                          -----------
BREWERY -- 3.3%
  Anheuser-Busch Cos., Inc. ...............   61,214        2,985,407
                                                          -----------
BUILDING-RESIDENTIAL/COMMERCIAL -- 5.8%
  D.R. Horton, Inc. .......................  162,200        2,647,104
  KB Home Corp. ...........................   82,000        2,608,420
                                                          -----------
                                                            5,255,524
                                                          -----------
CHEMICALS-DIVERSIFIED -- 6.9%
  E.I. du Pont de Nemours & Co. ...........   61,894        2,892,306
  Rohm & Haas Co. .........................   58,342        3,297,490
                                                          -----------
                                                            6,189,796
                                                          -----------
CONSUMER PRODUCTS-MISC. -- 7.0%
  Clorox Co. ..............................   51,500        3,113,690
  Kimberly-Clark Corp. ....................   47,321        3,183,284
                                                          -----------
                                                            6,296,974
                                                          -----------
CONTAINERS-PAPER/PLASTIC -- 3.1%
  Bemis Co., Inc. .........................   95,693        2,820,073
                                                          -----------
COSMETICS & TOILETRIES -- 7.2%
  Colgate-Palmolive Co. ...................   49,200        3,247,200
  Procter & Gamble Co. ....................   51,900        3,210,534
                                                          -----------
                                                            6,457,734
                                                          -----------
CRUISE LINES -- 3.3%
  Carnival Corp. ..........................   66,718        2,956,275
                                                          -----------
DATA PROCESSING/MANAGEMENT -- 3.7%
  Paychex, Inc. ...........................   81,400        3,368,332
                                                          -----------
DISTRIBUTION/WHOLESALE -- 3.4%
  Genuine Parts Co. .......................   63,664        3,029,133
                                                          -----------
DIVERSIFIED MANUFACTURING OPERATIONS -- 7.2%
  3M Co. ..................................   36,405        3,237,132
  General Electric Co. ....................   83,696        3,244,057
                                                          -----------
                                                            6,481,189
                                                          -----------
ELECTRIC PRODUCTS-MISC. -- 3.5%
  Emerson Electric Co. ....................   67,474        3,176,001
                                                          -----------

---------------------------------------------------------------------
                                                             VALUE
           SECURITY DESCRIPTION              SHARES        (NOTE 3)
FINANCE-INVESTMENT BANKER/BROKER -- 6.4%
  Citigroup, Inc. .........................   62,074      $ 2,890,786
  JPMorgan Chase & Co. ....................   65,200        2,869,452
                                                          -----------
                                                            5,760,238
                                                          -----------
FOOD-MISC. -- 3.2%
  McCormick & Co., Inc. ...................   84,200        2,876,272
                                                          -----------
FOOD-WHOLESALE/DISTRIBUTION -- 3.4%
  Sysco Corp. .............................   96,160        3,065,581
                                                          -----------
MEDICAL PRODUCTS -- 3.5%
  Johnson & Johnson........................   51,849        3,136,864
                                                          -----------
MEDICAL-DRUGS -- 6.8%
  Merck & Co., Inc. .......................   64,633        3,209,028
  Pfizer, Inc. ............................  124,515        2,927,348
                                                          -----------
                                                            6,136,376
                                                          -----------
OFFICE SUPPLIES & FORMS -- 3.2%
  Avery Dennison Corp. ....................   47,837        2,934,322
                                                          -----------
PUBLISHING-NEWSPAPERS -- 3.2%
  Gannett Co., Inc. .......................   58,022        2,895,298
                                                          -----------
RETAIL-BUILDING PRODUCTS -- 3.4%
  Home Depot, Inc. ........................   81,400        3,025,638
                                                          -----------
TELEPHONE-INTEGRATED -- 7.0%
  AT&T, Inc. ..............................   76,545        2,997,502
  Verizon Communications, Inc. ............   76,995        3,281,527
                                                          -----------
                                                            6,279,029
                                                          -----------
TOBACCO -- 3.3%
  Altria Group, Inc. ......................   45,179        3,003,048
                                                          -----------
TOTAL INVESTMENTS
  (cost $88,832,678)(1)....................    101.4%      91,351,046
Liabilities in excess of other assets......     (1.4)      (1,280,365)
                                             -------      -----------
NET ASSETS.................................    100.0%     $90,070,681
                                             =======      ===========

------------
(1)  See Note 5 for cost of investments on a tax basis.

See Notes to Financials Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST ALLIANCE GROWTH PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Computers................................................    10.3%
Web Portals/ISP..........................................     6.4
Finance-Investment Banker/Broker.........................     6.1
Aerospace/Defense........................................     5.8
Investment Management/Advisor Services...................     5.6
Oil-Field Services.......................................     5.5
Electronic Components-Semiconductors.....................     4.9
Finance-Other Services...................................     4.8
Medical-Biomedical/Gene..................................     4.0
Cable TV.................................................     3.8
Networking Products......................................     3.8
Medical-HMO..............................................     3.7
Medical-Drugs............................................     3.0
Diversified Manufacturing Operations.....................     2.8
Therapeutics.............................................     2.1
Retail-Regional Department Stores........................     2.0
Agricultural Chemicals...................................     1.8
Computers-Memory Devices.................................     1.8
Commercial Services-Finance..............................     1.7
Optical Supplies.........................................     1.6
Wireless Equipment.......................................     1.6
Aerospace/Defense-Equipment..............................     1.5
Electronic Forms.........................................     1.5
Cosmetics & Toiletries...................................     1.4
Retail-Discount..........................................     1.4
Cellular Telecom.........................................     1.2
Industrial Gases.........................................     1.2
Pharmacy Services........................................     1.2
Hotels/Motels............................................     1.1
Machinery-Farming........................................     1.0
Medical-Generic Drugs....................................     0.9
Beverages-Non-alcoholic..................................     0.8
Casino Hotels............................................     0.8
Food-Confectionery.......................................     0.8
Engineering/R&D Services.................................     0.6
Time Deposits............................................     0.6
Machinery-Construction & Mining..........................     0.5
Internet Infrastructure Software.........................     0.4
Oil Companies-Integrated.................................     0.2
                                                           ------
                                                            100.2%
                                                           ======

------------
* Calculated as a percentage of net assets

---------------------

SUNAMERICA SERIES TRUST ALLIANCE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION              SHARES          (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 99.6%
AEROSPACE/DEFENSE -- 5.8%
  Boeing Co. ..........................     359,400      $ 37,172,742
  Spirit Aerosystems Holdings, Inc.,
    Class A+...........................     380,400        13,808,520
                                                         ------------
                                                           50,981,262
                                                         ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 1.5%
  United Technologies Corp. ...........     175,800        12,828,126
                                                         ------------
AGRICULTURAL CHEMICALS -- 1.8%
  Monsanto Co. ........................     252,700        16,286,515
                                                         ------------
BEVERAGES-NON-ALCOHOLIC -- 0.8%
  PepsiCo, Inc. .......................     108,500         7,119,770
                                                         ------------
CABLE TV -- 3.8%
  Comcast Corp., Special Class A+......   1,277,300        33,426,941
                                                         ------------
CASINO HOTELS -- 0.8%
  Las Vegas Sands Corp.+...............      48,400         4,222,900
  MGM Mirage, Inc.+....................      33,100         2,419,941
                                                         ------------
                                                            6,642,841
                                                         ------------
CELLULAR TELECOM -- 1.2%
  America Movil SAB de CV,
    Series L ADR.......................     181,800        10,886,184
                                                         ------------
COMMERCIAL SERVICES-FINANCE -- 1.7%
  Moody's Corp. .......................     282,200        15,182,360
                                                         ------------
COMPUTERS -- 10.3%
  Apple, Inc.+.........................     374,400        49,330,944
  Hewlett-Packard Co. .................     625,300        28,782,559
  Sun Microsystems, Inc.+..............   2,525,000        12,877,500
                                                         ------------
                                                           90,991,003
                                                         ------------
COMPUTERS-MEMORY DEVICES -- 1.8%
  Network Appliance, Inc.+.............     551,400        15,626,676
                                                         ------------
COSMETICS & TOILETRIES -- 1.4%
  Colgate-Palmolive Co. ...............     180,600        11,919,600
                                                         ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 2.8%
  Honeywell International, Inc. .......     436,100        25,080,111
                                                         ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.9%
  Broadcom Corp., Class A+.............     548,150        17,984,802
  Intel Corp. .........................     778,900        18,397,618
  Nvidia Corp.+........................     142,000         6,497,920
                                                         ------------
                                                           42,880,340
                                                         ------------
ELECTRONIC FORMS -- 1.5%
  Adobe Systems, Inc.+.................     327,500        13,194,975
                                                         ------------
ENGINEERING/R&D SERVICES -- 0.6%
  Fluor Corp. .........................      47,100         5,440,521
                                                         ------------
FINANCE-INVESTMENT BANKER/BROKER -- 6.1%
  JPMorgan Chase & Co. ................     194,600         8,564,346
  Merrill Lynch & Co., Inc. ...........     233,300        17,310,860
  MF Global, Ltd.+.....................     131,800         3,285,774
  Morgan Stanley.......................      55,300         3,532,011
  The Goldman Sachs Group, Inc. .......     110,300        20,773,902
                                                         ------------
                                                           53,466,893
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION              SHARES          (NOTE 3)
FINANCE-OTHER SERVICES -- 4.8%
  CME Group, Inc. .....................      57,000      $ 31,492,500
  NYSE Euronext........................     136,600        10,520,932
                                                         ------------
                                                           42,013,432
                                                         ------------
FOOD-CONFECTIONERY -- 0.8%
  WM Wrigley Jr. Co. ..................     127,400         7,348,432
                                                         ------------
HOTEL/MOTEL -- 1.1%
  Starwood Hotels & Resorts Worldwide,
    Inc. ..............................     152,900         9,626,584
                                                         ------------
INDUSTRIAL GASES -- 1.2%
  Air Products & Chemicals, Inc. ......     125,500        10,839,435
                                                         ------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.4%
  Akamai Technologies, Inc.+...........     116,600         3,959,736
                                                         ------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 5.6%
  Franklin Resources, Inc. ............     196,300        25,002,731
  Legg Mason, Inc. ....................     273,790        24,641,100
                                                         ------------
                                                           49,643,831
                                                         ------------
MACHINERY-CONSTRUCTION & MINING -- 0.5%
  Caterpillar, Inc. ...................      54,200         4,270,960
                                                         ------------
MACHINERY-FARMING -- 1.0%
  Deere & Co. .........................      71,700         8,634,114
                                                         ------------
MEDICAL-BIOMEDICAL/GENE -- 4.0%
  Celgene Corp.+.......................     218,500        13,232,360
  Genentech, Inc.+.....................     294,800        21,927,224
                                                         ------------
                                                           35,159,584
                                                         ------------
MEDICAL-DRUGS -- 3.0%
  Abbott Laboratories..................     437,600        22,181,944
  Merck & Co., Inc. ...................      86,800         4,309,620
                                                         ------------
                                                           26,491,564
                                                         ------------
MEDICAL-GENERIC DRUGS -- 0.9%
  Teva Pharmaceutical Industries, Ltd.
    ADR................................     191,000         8,025,820
                                                         ------------
MEDICAL-HMO -- 3.7%
  WellPoint, Inc.+.....................     435,100        32,684,712
                                                         ------------
NETWORKING PRODUCTS -- 3.8%
  Cisco Systems, Inc.+.................   1,162,500        33,607,875
                                                         ------------
OIL COMPANIES-INTEGRATED -- 0.2%
  Petro-Canada.........................      34,300         1,872,780
                                                         ------------
OIL-FIELD SERVICES -- 5.5%
  Baker Hughes, Inc. ..................     299,600        23,683,380
  Schlumberger, Ltd. ..................     257,600        24,399,872
                                                         ------------
                                                           48,083,252
                                                         ------------
OPTICAL SUPPLIES -- 1.6%
  Alcon, Inc. .........................     104,700        14,291,550
                                                         ------------
PHARMACY SERVICES -- 1.2%
  Medco Health Solutions, Inc.+........     135,500        11,012,085
                                                         ------------
RETAIL-DISCOUNT -- 1.4%
  Target Corp. ........................     207,300        12,556,161
                                                         ------------
RETAIL-REGIONAL DEPARTMENT STORES -- 2.0%
  Kohl's Corp.+........................     286,000        17,388,800
                                                         ------------
SCHOOL -- 0.0%
  Apollo Group, Inc., Class A+.........       1,400            82,754
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST ALLIANCE GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION              SHARES          (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
THERAPEUTICS -- 2.1%
  Gilead Sciences, Inc.+...............  $  495,500      $ 18,447,465
                                                         ------------
WEB PORTALS/ISP -- 6.4%
  Google, Inc., Class A+...............     111,540        56,885,400
                                                         ------------
WIRELESS EQUIPMENT -- 1.6%
  QUALCOMM, Inc. ......................     340,300        14,173,495
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $804,008,020)..................                   879,053,939
                                                         ------------
SHORT-TERM INVESTMENT SECURITIES -- 0.6%
TIME DEPOSITS -- 0.6%
  Euro Time Deposit with State Street &
    Trust Co.
    1.80% due 08/01/07.................  $  156,000           156,000
  Euro Time Deposit with State Street &
    Trust Co.
    2.80% due 08/01/07.................   4,698,000         4,698,000
                                                         ------------
TOTAL SHORT-TERM INVESTMENT SECURITIES
  (cost $4,854,000)....................                     4,854,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $808,862,020)(1)...............       100.2%      883,907,939
Liabilities in excess of other
  assets...............................        (0.2)       (1,471,843)
                                         ----------      ------------
NET ASSETS.............................       100.0%     $882,436,096
                                         ==========      ============

------------
+    Non-income producing security
(1)  See Note 5 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financials Statements

---------------------

SUNAMERICA SERIES TRUST CAPITAL GROWTH PORTFOLIO#

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Repurchase Agreements.....................................    4.6%
Wireless Equipment........................................    4.4
Medical-Drugs.............................................    4.2
Computers.................................................    4.0
Oil-Field Services........................................    4.0
Aerospace/Defense.........................................    3.9
Web Portals/ISP...........................................    3.7
Finance-Investment Banker/Broker..........................    3.5
Networking Products.......................................    3.5
Retail-Discount...........................................    3.3
Computers-Memory Devices..................................    2.4
Computer Services.........................................    2.2
Food-Misc.................................................    2.2
Investment Management/Advisor Services....................    2.2
Agricultural Chemicals....................................    2.0
Applications Software.....................................    2.0
Cellular Telecom..........................................    2.0
Electronic Components-Semiconductors......................    2.0
Medical-Biomedical/Gene...................................    1.9
Aerospace/Defense-Equipment...............................    1.8
E-Commerce/Services.......................................    1.8
Telecom Equipment-Fiber Optics............................    1.8
Casino Hotels.............................................    1.7
Oil Companies-Exploration & Production....................    1.7
Industrial Gases..........................................    1.6
Finance-Other Services....................................    1.5
Cable TV..................................................    1.4
Retail-Major Department Stores............................    1.4
Insurance-Life/Health.....................................    1.3
Oil Companies-Integrated..................................    1.3
Retail-Office Supplies....................................    1.3
Apparel Manufacturers.....................................    1.2
Electronic Forms..........................................    1.2
Soap & Cleaning Preparation...............................    1.2
Computer Aided Design.....................................    1.1
Data Processing/Management................................    1.1
Instruments-Scientific....................................    1.1
Medical-HMO...............................................    1.1
Pharmacy Services.........................................    1.1
Telecom Services..........................................    1.1
Consulting Services.......................................    1.0
Distribution/Wholesale....................................    1.0
Engineering/R&D Services..................................    1.0
Banks-Fiduciary...........................................    0.8
Medical Instruments.......................................    0.8
Medical Products..........................................    0.8
Real Estate Management/Services...........................    0.8
Semiconductor Equipment...................................    0.8
Therapeutics..............................................    0.8
Beverages-Non-alcoholic...................................    0.7
Food-Wholesale/Distribution...............................    0.7
Medical Labs & Testing Services...........................    0.7
Radio.....................................................    0.7
Internet Infrastructure Software..........................    0.6
Machinery-Construction & Mining...........................    0.6
Retail-Jewelry............................................    0.6
Brewery...................................................    0.5
Retail-Restaurants........................................    0.5
Steel-Specialty...........................................    0.5
Broadcast Services/Program................................    0.4
Disposable Medical Products...............................    0.4%
Metal Processors & Fabrication............................    0.3
Pipelines.................................................    0.3
Retail-Apparel/Shoe.......................................    0.2
Human Resources...........................................    0.1
                                                            -----
                                                            102.4%
                                                            =====

------------

*   Calculated as a percentage of net assets
#  See Note 1

                                                           ---------------------

SUNAMERICA SERIES TRUST CAPITAL GROWTH PORTFOLIO#

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                             VALUE
          SECURITY DESCRIPTION              SHARES         (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 97.8%
AEROSPACE/DEFENSE -- 3.9%
  Boeing Co. ...........................       8,300      $   858,469
  Empressa Brasileira de Aeronautica SA
    ADR.................................       5,980          258,516
  General Dynamics Corp. ...............       5,770          453,291
  Rockwell Collins, Inc. ...............         940           64,578
                                                          -----------
                                                            1,634,854
                                                          -----------
AEROSPACE/DEFENSE-EQUIPMENT -- 1.8%
  United Technologies Corp. ............      10,030          731,889
                                                          -----------
AGRICULTURAL CHEMICALS -- 2.0%
  Monsanto Co. .........................      13,100          844,295
                                                          -----------
APPAREL MANUFACTURER -- 1.2%
  Polo Ralph Lauren Corp. ..............       5,470          488,744
                                                          -----------
APPLICATIONS SOFTWARE -- 2.0%
  Microsoft Corp. ......................      13,990          405,570
  Red Hat, Inc.+........................      11,970          249,216
  Salesforce.com, Inc.+.................       4,420          171,761
                                                          -----------
                                                              826,547
                                                          -----------
BANKS-FIDUCIARY -- 0.8%
  Northern Trust Corp. .................       5,070          316,672
                                                          -----------
BEVERAGES-NON-ALCOHOLIC -- 0.7%
  PepsiCo, Inc. ........................       4,690          307,758
                                                          -----------
BREWERY -- 0.5%
  Fomento Economico Mexicano SAB de
    CV..................................      53,800          198,421
                                                          -----------
BROADCAST SERVICES/PROGRAM -- 0.4%
  Liberty Global, Inc., Class A+........       4,300          180,299
                                                          -----------
CABLE TV -- 1.4%
  Comcast Corp., Special Class A+.......      22,930          600,078
                                                          -----------
CASINO HOTEL -- 1.7%
  Las Vegas Sands Corp.+................       7,960          694,510
                                                          -----------
CELLULAR TELECOM -- 2.0%
  America Movil SAB de CV
    Series L ADR........................       6,780          405,986
  NII Holdings, Inc.+...................       4,850          407,497
                                                          -----------
                                                              813,483
                                                          -----------
COMPUTER AIDED DESIGN -- 1.1%
  Autodesk, Inc.+.......................      10,630          450,393
                                                          -----------
COMPUTER SERVICES -- 2.2%
  Affiliated Computer Services, Inc.,
    Class A+............................       9,360          502,258
  Cognizant Technology Solutions Corp.,
    Class A+............................       4,850          392,753
                                                          -----------
                                                              895,011
                                                          -----------
COMPUTERS -- 4.0%
  Apple, Inc.+..........................       7,000          922,320
  Research In Motion, Ltd.+.............       3,540          757,560
                                                          -----------
                                                            1,679,880
                                                          -----------
COMPUTERS-MEMORY DEVICES -- 2.4%
  EMC Corp.+............................      35,000          647,850
  Network Appliance, Inc.+..............      12,510          354,533
                                                          -----------
                                                            1,002,383
                                                          -----------

---------------------------------------------------------------------
                                                             VALUE
          SECURITY DESCRIPTION              SHARES         (NOTE 3)
CONSULTING SERVICES -- 1.0%
  Corporate Executive Board Co. ........       6,190      $   417,330
                                                          -----------
DATA PROCESSING/MANAGEMENT -- 1.1%
  Automatic Data Processing, Inc. ......      10,140          470,699
                                                          -----------
DISPOSABLE MEDICAL PRODUCTS -- 0.4%
  CR Bard, Inc. ........................       2,200          172,634
                                                          -----------
DISTRIBUTION/WHOLESALE -- 1.0%
  Fastenal Co. .........................       9,130          411,489
                                                          -----------
E-COMMERCE/SERVICES -- 1.8%
  eBay, Inc.+...........................      23,210          752,004
                                                          -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.0%
  Broadcom Corp., Class A+..............      14,710          482,635
  Microchip Technology, Inc. ...........       9,520          345,671
                                                          -----------
                                                              828,306
                                                          -----------
ELECTRONIC FORMS -- 1.2%
  Adobe Systems, Inc.+..................      12,680          510,877
                                                          -----------
ENGINEERING/R&D SERVICES -- 1.0%
  ABB, Ltd.(2)..........................      17,476          420,013
                                                          -----------
FINANCE-INVESTMENT BANKER/BROKER -- 3.5%
  MF Global, Ltd.+......................       8,500          211,905
  The Goldman Sachs Group, Inc. ........       3,430          646,006
  UBS AG(2).............................      10,665          591,653
                                                          -----------
                                                            1,449,564
                                                          -----------
FINANCE-OTHER SERVICES -- 1.5%
  CME Group, Inc. ......................       1,120          618,800
                                                          -----------
FOOD-MISC. -- 2.2%
  Cadbury Schweppes PLC(2)..............      28,295          352,001
  Nestle SA(2)..........................       1,454          555,484
                                                          -----------
                                                              907,485
                                                          -----------
FOOD-WHOLESALE/DISTRIBUTION -- 0.7%
  Sysco Corp. ..........................       8,670          276,400
                                                          -----------
HUMAN RESOURCES -- 0.1%
  Robert Half International, Inc. ......       1,700           57,783
                                                          -----------
INDUSTRIAL GASES -- 1.6%
  Praxair, Inc. ........................       8,510          652,036
                                                          -----------
INSTRUMENTS-SCIENTIFIC -- 1.1%
  Thermo Fisher Scientific, Inc.+.......       9,070          473,545
                                                          -----------
INSURANCE-LIFE/HEALTH -- 1.3%
  Prudential Financial, Inc. ...........       6,090          539,757
                                                          -----------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.6%
  F5 Networks, Inc.+....................       2,950          255,735
                                                          -----------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 2.2%
  Fortress Investment Group, LLC. Class
    A...................................      14,400          273,168
  Franklin Resources, Inc. .............       2,530          322,246
  Legg Mason, Inc. .....................       3,470          312,300
                                                          -----------
                                                              907,714
                                                          -----------
MACHINERY-CONSTRUCTION & MINING -- 0.6%
  Joy Global, Inc. .....................       4,630          229,139
                                                          -----------
MEDICAL INSTRUMENTS -- 0.8%
  St. Jude Medical, Inc.+...............       8,010          345,551
                                                          -----------
MEDICAL LABS & TESTING SERVICES -- 0.7%
  Covance, Inc.+........................       4,280          302,040
                                                          -----------

---------------------

SUNAMERICA SERIES TRUST CAPITAL GROWTH PORTFOLIO#

--------------------------------------------------------------------------------

                                                             VALUE
          SECURITY DESCRIPTION              SHARES         (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MEDICAL PRODUCTS -- 0.8%
  Henry Schein, Inc.+...................       4,360      $   236,922
  Varian Medical Systems, Inc.+.........       2,590          105,672
                                                          -----------
                                                              342,594
                                                          -----------
MEDICAL-BIOMEDICAL/GENE -- 1.9%
  Celgene Corp.+........................       6,080          368,205
  Genentech, Inc.+......................       5,470          406,858
                                                          -----------
                                                              775,063
                                                          -----------
MEDICAL-DRUGS -- 4.2%
  Abbott Laboratories...................       4,300          217,967
  Allergan, Inc. .......................       4,260          247,634
  Roche Holding AG(2)...................       3,522          623,713
  Schering-Plough Corp. ................       7,200          205,488
  Shionogi & Co., Ltd.(2)...............       7,130          114,316
  Shire PLC(2)..........................      13,470          330,371
                                                          -----------
                                                            1,739,489
                                                          -----------
MEDICAL-HMO -- 1.1%
  WellPoint, Inc.+......................       6,190          464,993
                                                          -----------
METAL PROCESSORS & FABRICATION -- 0.3%
  Precision Castparts Corp. ............         900          123,354
                                                          -----------
NETWORKING PRODUCTS -- 3.5%
  Cisco Systems, Inc.+..................      49,790        1,439,429
                                                          -----------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.7%
  Range Resources Corp. ................       9,710          360,629
  XTO Energy, Inc. .....................       6,390          348,447
                                                          -----------
                                                              709,076
                                                          -----------
OIL COMPANIES-INTEGRATED -- 1.3%
  Occidental Petroleum Corp. ...........       9,730          551,886
                                                          -----------
OIL-FIELD SERVICES -- 4.0%
  Schlumberger, Ltd. ...................      10,960        1,038,131
  Smith International, Inc. ............      10,150          623,312
                                                          -----------
                                                            1,661,443
                                                          -----------
PHARMACY SERVICES -- 1.1%
  Medco Health Solutions, Inc.+.........       5,570          452,674
                                                          -----------
PIPELINES -- 0.3%
  Kinder Morgan Management LLC+.........       2,813          140,369
                                                          -----------
RADIO -- 0.7%
  XM Satellite Radio Holdings, Inc.,
    Class A+............................      24,330          278,578
                                                          -----------
REAL ESTATE MANAGEMENT/SERVICES -- 0.8%
  CB Richard Ellis Group, Inc., Class
    A+..................................      10,110          353,041
                                                          -----------
RETAIL-APPAREL/SHOE -- 0.2%
  Abercrombie & Fitch Co., Class A......         900           62,910
                                                          -----------
RETAIL-DISCOUNT -- 3.3%
  Costco Wholesale Corp. ...............      11,580          692,484
  Target Corp. .........................       8,610          521,508
  TJX Cos., Inc. .......................       5,130          142,357
                                                          -----------
                                                            1,356,349
                                                          -----------
RETAIL-JEWELRY -- 0.6%
  Tiffany & Co. ........................       4,770          230,152
                                                          -----------

---------------------------------------------------------------------
                                           SHARES/
                                          PRINCIPAL          VALUE
          SECURITY DESCRIPTION              AMOUNT         (NOTE 3)
RETAIL-MAJOR DEPARTMENT STORES -- 1.4%
  J.C. Penney Co., Inc. ................       8,690      $   591,268
                                                          -----------
RETAIL-OFFICE SUPPLIES -- 1.3%
  Staples, Inc. ........................      24,190          556,854
                                                          -----------
RETAIL-RESTAURANTS -- 0.5%
  Starbucks Corp.+......................       8,040          214,507
                                                          -----------
SEMICONDUCTOR EQUIPMENT -- 0.8%
  ASML Holding NV+......................      11,230          331,959
                                                          -----------
SOAP & CLEANING PREPARATION -- 1.2%
  Reckitt Benckiser PLC(2)..............       9,592          513,545
                                                          -----------
STEEL-SPECIALTY -- 0.5%
  Allegheny Technologies, Inc. .........       2,000          209,860
                                                          -----------
TELECOM EQUIPMENT-FIBER OPTICS -- 1.8%
  Corning, Inc.+ .......................      31,990          762,642
                                                          -----------
TELECOM SERVICES -- 1.1%
  Amdocs, Ltd.+ ........................      12,280          444,413
                                                          -----------
THERAPEUTICS -- 0.8%
  Gilead Sciences, Inc.+ ...............       9,000          335,070
                                                          -----------
WEB PORTALS/ISP -- 3.7%
  Google, Inc., Class A+ ...............       3,040        1,550,400
                                                          -----------
WIRELESS EQUIPMENT -- 4.4%
  American Tower Corp., Class A+........      11,240          468,258
  Crown Castle International Corp.+.....       8,900          322,625
  QUALCOMM, Inc. .......................      13,540          563,941
  Telefonaktiebolaget LM Ericsson ADR...      12,750          476,978
                                                          -----------
                                                            1,831,802
                                                          -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $39,625,847)....................                   40,687,838
                                                          -----------
REPURCHASE AGREEMENT -- 4.6%
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    3.00%,
    dated 07/31/07, to be repurchased
    08/01/07 in the amount of $1,906,159
    and collateralized by Federal Home
    Loan Mtg. Assoc. Bonds, bearing
    interest at 5.40% due 03/17/21 and
    having approximate value of
    $1,947,207
    (cost $1,906,000)...................  $1,906,000        1,906,000
                                                          -----------
TOTAL INVESTMENTS
  (cost $41,531,847)(1).................       102.4%      42,593,838
Liabilities in excess of other assets...        (2.4)        (997,413)
                                          ----------      -----------
NET ASSETS..............................       100.0%     $41,596,425
                                          ==========      ===========

------------
 +    Non-income producing security
#   See Note 1
 (1)  See Note 5 for cost of investment on a tax basis
 (2) Security was valued using fair value procedures at July 31, 2007. See Note 3 regarding fair value pricing procedures for foreign equity securities.
ADR  -- American Depository Receipt

See Notes to Financials Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Oil Companies-Integrated.................................     6.0%
Finance-Investment Banker/Broker.........................     5.9
Medical-Drugs............................................     5.6
Cosmetics & Toiletries...................................     3.4
Banks-Fiduciary..........................................     3.1
Banks-Super Regional.....................................     3.1
Electronic Components-Semiconductors.....................     3.1
Oil & Gas Drilling.......................................     3.1
Medical Products.........................................     2.9
Medical-Biomedical/Gene..................................     2.8
Computers-Memory Devices.................................     2.7
Multimedia...............................................     2.6
Aerospace/Defense-Equipment..............................     2.4
Networking Products......................................     2.4
Diversified Manufacturing Operations.....................     2.3
Aerospace/Defense........................................     2.1
Electric-Integrated......................................     2.1
Telecom Services.........................................     2.1
Insurance-Life/Health....................................     1.9
Medical Instruments......................................     1.9
Enterprise Software/Service..............................     1.8
Food-Misc. ..............................................     1.8
Insurance-Multi-line.....................................     1.8
Soap & Cleaning Preparation..............................     1.8
Beverages-Non-alcoholic..................................     1.7
Tobacco..................................................     1.6
Athletic Footwear........................................     1.5
Beverages-Wine/Spirits...................................     1.5
Finance-Credit Card......................................     1.5
Retail-Office Supplies...................................     1.3
Electronic Forms.........................................     1.2
Industrial Gases.........................................     1.2
Insurance-Property/Casualty..............................     1.2
Investment Management/Advisor Services...................     1.2
Oil Field Machinery & Equipment..........................     1.2
Retail-Regional Department Stores........................     1.2
Telephone-Integrated.....................................     1.1
Transport-Services.......................................     1.1
Industrial Automated/Robotic.............................     1.0
Retail-Discount..........................................     1.0
Cruise Lines.............................................     0.9
Engineering/R&D Services.................................     0.8
Oil Companies-Exploration & Production...................     0.7
Retail-Apparel/Shoe......................................     0.7
Semiconductor Equipment..................................     0.7
Therapeutics.............................................     0.7
Auto-Cars/Light Trucks...................................     0.6
Cable TV.................................................     0.6
Chemicals-Diversified....................................     0.6
Consulting Services......................................     0.6
Gambling (Non-Hotel).....................................     0.6
Medical-Generic Drugs....................................     0.6
Retail-Building Products.................................     0.6
Semiconductors Components-Integrated Circuits............     0.6
Agricultural Chemicals...................................     0.5
Chemicals-Specialty......................................     0.5
Casino Services..........................................     0.4
Commercial Paper.........................................     0.2
                                                           ------
                                                            100.1%
                                                           ======

------------
*  Calculated as a percentage of net assets

---------------------

SUNAMERICA SERIES TRUST MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
          SECURITY DESCRIPTION             SHARES          (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 99.9%
AEROSPACE/DEFENSE -- 2.1%
  Lockheed Martin Corp. ................    48,830       $  4,808,778
                                                         ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 2.4%
  United Technologies Corp. ............    75,410          5,502,668
                                                         ------------
AGRICULTURAL CHEMICALS -- 0.5%
  Monsanto Co. .........................    17,840          1,149,788
                                                         ------------
ATHLETIC FOOTWEAR -- 1.5%
  NIKE, Inc., Class B...................    61,570          3,475,627
                                                         ------------
AUTO-CARS/LIGHT TRUCKS -- 0.6%
  Bayerische Motoren Werke AG(1)........    22,430          1,385,978
                                                         ------------
BANKS-FIDUCIARY -- 3.1%
  State Street Corp. ...................    52,110          3,492,934
  The Bank of New York Mellon Corp. ....    82,464          3,508,843
                                                         ------------
                                                            7,001,777
                                                         ------------
BANKS-SUPER REGIONAL -- 3.1%
  Bank of America Corp. ................    89,250          4,232,235
  Wells Fargo & Co. ....................    83,480          2,819,120
                                                         ------------
                                                            7,051,355
                                                         ------------
BEVERAGES-NON-ALCOHOLIC -- 1.7%
  PepsiCo, Inc. ........................    57,752          3,789,686
                                                         ------------
BEVERAGES-WINE/SPIRITS -- 1.5%
  Diageo PLC(1).........................   173,510          3,534,732
                                                         ------------
CABLE TV -- 0.6%
  Time Warner Cable, Inc.+..............    34,420          1,315,532
                                                         ------------
CASINO SERVICES -- 0.4%
  International Game Technology.........    28,440          1,004,501
                                                         ------------
CHEMICALS-DIVERSIFIED -- 0.6%
  Rohm & Haas Co. ......................    22,460          1,269,439
                                                         ------------
CHEMICALS-SPECIALTY -- 0.5%
  International Flavors & Fragrances,
    Inc. ...............................    21,440          1,074,358
                                                         ------------
COMPUTERS-MEMORY DEVICES -- 2.7%
  EMC Corp.+............................   254,780          4,715,978
  SanDisk Corp.+........................    26,120          1,400,815
                                                         ------------
                                                            6,116,793
                                                         ------------
CONSULTING SERVICES -- 0.6%
  Accenture, Ltd. ......................    32,180          1,355,743
                                                         ------------
COSMETICS & TOILETRIES -- 3.4%
  Colgate-Palmolive Co. ................    42,920          2,832,720
  Procter & Gamble Co. .................    78,880          4,879,517
                                                         ------------
                                                            7,712,237
                                                         ------------
CRUISE LINES -- 0.9%
  Carnival Corp. .......................    48,770          2,160,999
                                                         ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 2.3%
  3M Co. ...............................    31,580          2,808,093
  Danaher Corp. ........................    32,970          2,462,200
                                                         ------------
                                                            5,270,293
                                                         ------------
ELECTRIC-INTEGRATED -- 2.1%
  Entergy Corp. ........................    10,940          1,093,562
  Exelon Corp. .........................    33,590          2,356,339
  FPL Group, Inc. ......................    23,500          1,356,655
                                                         ------------
                                                            4,806,556
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
          SECURITY DESCRIPTION             SHARES          (NOTE 3)
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.1%
  Intel Corp. ..........................   178,810       $  4,223,492
  Samsung Electronics Co., Ltd. GDR+*...     8,842          2,935,544
                                                         ------------
                                                            7,159,036
                                                         ------------
ELECTRONIC FORMS -- 1.2%
  Adobe Systems, Inc.+..................    65,460          2,637,383
                                                         ------------
ENGINEERING/R&D SERVICES -- 0.8%
  Linde AG(1)...........................    15,100          1,775,687
                                                         ------------
ENTERPRISE SOFTWARE/SERVICE -- 1.8%
  Oracle Corp.+.........................   216,330          4,136,230
                                                         ------------
FINANCE-CREDIT CARD -- 1.5%
  American Express Co. .................    56,740          3,321,560
                                                         ------------
FINANCE-INVESTMENT BANKER/BROKER -- 5.9%
  Charles Schwab Corp. .................    96,890          1,950,396
  JPMorgan Chase & Co. .................   118,480          5,214,305
  Lehman Brothers Holdings, Inc. .......    22,940          1,422,280
  The Goldman Sachs Group, Inc. ........    16,840          3,171,645
  UBS AG(1).............................    28,887          1,602,540
                                                         ------------
                                                           13,361,166
                                                         ------------
FOOD-MISC. -- 1.8%
  Nestle SA(1)..........................    10,857          4,147,789
                                                         ------------
GAMBLING (NON-HOTEL) -- 0.6%
  Ladbrokes PLC(1)......................   162,344          1,337,362
                                                         ------------
INDUSTRIAL AUTOMATED/ROBOTIC -- 1.0%
  Rockwell Automation, Inc. ............    32,250          2,257,178
                                                         ------------
INDUSTRIAL GASES -- 1.2%
  Praxair, Inc. ........................    36,720          2,813,486
                                                         ------------
INSURANCE-LIFE/HEALTH -- 1.9%
  Genworth Financial, Inc., Class A.....   142,040          4,335,061
                                                         ------------
INSURANCE-MULTI-LINE -- 1.8%
  MetLife, Inc. ........................    69,550          4,188,301
                                                         ------------
INSURANCE-PROPERTY/CASUALTY -- 1.2%
  The Travelers Cos., Inc. .............    54,900          2,787,822
                                                         ------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 1.2%
  Franklin Resources, Inc. .............    21,400          2,725,718
                                                         ------------
MEDICAL INSTRUMENTS -- 1.9%
  Boston Scientific Corp.+..............    64,690            850,674
  Medtronic, Inc. ......................    68,560          3,473,935
                                                         ------------
                                                            4,324,609
                                                         ------------
MEDICAL PRODUCTS -- 2.9%
  Johnson & Johnson.....................    87,750          5,308,875
  Zimmer Holdings, Inc.+................    17,680          1,374,797
                                                         ------------
                                                            6,683,672
                                                         ------------
MEDICAL-BIOMEDICAL/GENE -- 2.8%
  Amgen, Inc.+..........................    72,500          3,896,150
  Genzyme Corp.+........................    38,630          2,436,394
                                                         ------------
                                                            6,332,544
                                                         ------------
MEDICAL-DRUGS -- 5.6%
  Abbott Laboratories...................    84,550          4,285,839
  Eli Lilly & Co. ......................    23,940          1,294,915
  Roche Holding AG(1)...................    22,590          4,000,479
  Wyeth.................................    66,000          3,202,320
                                                         ------------
                                                           12,783,553
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST MFS MASSACHUSETTS INVESTOR TRUST PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
          SECURITY DESCRIPTION             SHARES          (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MEDICAL-GENERIC DRUGS -- 0.6%
  Teva Pharmaceutical Industries, Ltd.
    ADR.................................    30,750       $  1,292,115
                                                         ------------
MULTIMEDIA -- 2.6%
  News Corp., Class A...................    76,740          1,620,749
  The Walt Disney Co. ..................    83,760          2,764,080
  Viacom, Inc., Class B+................    39,095          1,497,338
                                                         ------------
                                                            5,882,167
                                                         ------------
NETWORKING PRODUCTS -- 2.4%
  Cisco Systems, Inc.+..................   191,610          5,539,445
                                                         ------------
OIL & GAS DRILLING -- 3.1%
  GlobalSantaFe Corp. ..................    29,670          2,127,636
  Noble Corp. ..........................    35,800          3,668,068
  Transocean, Inc.+.....................    11,550          1,241,047
                                                         ------------
                                                            7,036,751
                                                         ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.7%
  EOG Resources, Inc. ..................    22,900          1,605,290
                                                         ------------
OIL COMPANIES-INTEGRATED -- 6.0%
  Exxon Mobil Corp. ....................    58,810          5,006,496
  Hess Corp. ...........................    59,200          3,623,040
  Total SA ADR..........................    65,110          5,118,297
                                                         ------------
                                                           13,747,833
                                                         ------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.2%
  National-Oilwell Varco, Inc.+.........    22,360          2,685,660
                                                         ------------
RETAIL-APPAREL/SHOE -- 0.7%
  Nordstrom, Inc. ......................    35,900          1,708,122
                                                         ------------
RETAIL-BUILDING PRODUCTS -- 0.6%
  Lowe's Cos., Inc. ....................    47,520          1,331,035
                                                         ------------
RETAIL-DISCOUNT -- 1.0%
  Target Corp. .........................    39,540          2,394,938
                                                         ------------
RETAIL-OFFICE SUPPLIES -- 1.3%
  Staples, Inc. ........................   132,580          3,051,992
                                                         ------------
RETAIL-REGIONAL DEPARTMENT STORES -- 1.2%
  Macy's, Inc. .........................    74,160          2,674,951
                                                         ------------
SEMICONDUCTOR EQUIPMENT -- 0.7%
  Applied Materials, Inc. ..............    67,410          1,485,716
                                                         ------------
SEMICONDUCTORS COMPONENTS-INTERGRATED
  CIRCUITS -- 0.6%
  Marvell Technology Group, Ltd.+.......    75,420          1,357,560
                                                         ------------
SOAP & CLEANING PREPARATION -- 1.8%
  Reckitt Benckiser PLC(1)..............    78,590          4,207,622
                                                         ------------

---------------------------------------------------------------------
                                           SHARES/
                                          PRINCIPAL         VALUE
          SECURITY DESCRIPTION             AMOUNT          (NOTE 3)
TELECOM SERVICES -- 2.1%
  Amdocs, Ltd.+.........................    77,200       $  2,793,868
  TELUS Corp. ..........................       214             11,731
  TELUS Corp. (Non Voting Shares).......    33,910          1,889,081
                                                         ------------
                                                            4,694,680
                                                         ------------
TELEPHONE-INTEGRATED -- 1.1%
  AT&T, Inc. ...........................    62,320          2,440,451
                                                         ------------
THERAPEUTICS -- 0.7%
  Gilead Sciences, Inc.+................    42,740          1,591,210
                                                         ------------
TOBACCO -- 1.6%
  Altria Group, Inc. ...................    55,640          3,698,391
                                                         ------------
TRANSPORT-SERVICES -- 1.1%
  FedEx Corp. ..........................    22,780          2,522,657
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $187,015,951)...................                  227,843,583
                                                         ------------
SHORT-TERM INVESTMENT SECURITIES -- 0.2%
COMMERCIAL PAPER -- 0.2%
  Cargill, Inc.
    5.36% due 08/01/07
    (cost $431,000).....................  $431,000       $    431,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $187,446,951) (2)...............     100.1%       228,274,583
Liabilities in excess of other assets...      (0.1)          (173,925)
                                          --------       ------------
NET ASSETS..............................     100.0%      $228,100,658
                                          ========       ============

------------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2007, the aggregate value of these securities was $2,935,544 representing 1.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) Security was valued using fair value procedures at July 31, 2007. See Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)  See Note 5 for cost of investments on a tax basis.
ADR  -- American Depository Receipt
GDR  -- Global Depository Receipt

See Notes to Financials Statements

---------------------

SUNAMERICA SERIES TRUST FUNDAMENTAL GROWTH PORTFOLIO#

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Medical-Drugs..............................................   6.2%
Cellular Telecom...........................................   4.7
Aerospace/Defense..........................................   4.1
Computers..................................................   4.1
Networking Products........................................   3.8
Finance-Investment Banker/Broker...........................   3.7
Wireless Equipment.........................................   3.5
Oil & Gas Drilling.........................................   3.4
Web Portals/ISP............................................   3.4
Electronic Forms...........................................   3.3
Diversified Manufacturing Operations.......................   3.2
Retail-Discount............................................   3.2
Aerospace/Defense-Equipment................................   3.1
Electronic Components-Semiconductors.......................   2.8
Retail-Drug Store..........................................   2.8
Computer Services..........................................   2.5
Machinery-Farming..........................................   2.4
Therapeutics...............................................   2.4
Cable TV...................................................   2.3
Beverages-Non-alcoholic....................................   2.2
Instruments-Scientific.....................................   2.2
Mining.....................................................   2.1
Applications Software......................................   2.0
Insurance-Multi-line.......................................   1.9
Pipelines..................................................   1.9
Medical Products...........................................   1.8
Medical-Biomedical/Gene....................................   1.8
Repurchase Agreements......................................   1.7
Banks-Fiduciary............................................   1.6
Data Processing/Management.................................   1.6
Medical-HMO................................................   1.6
Oil Companies-Exploration & Production.....................   1.5
Hotels/Motels..............................................   1.4
Retail-Building Products...................................   1.4
Retail-Major Department Stores.............................   1.3
Finance-Credit Card........................................   1.1
Engineering/R&D Services...................................   1.0
Enterprise Software/Service................................   1.0
Tobacco....................................................   1.0
Computers-Memory Devices...................................   0.8
Coal.......................................................   0.7
Human Resources............................................   0.5
Telecom Equipment-Fiber Optics.............................   0.5
                                                             ----
                                                             99.5%
                                                             ====

------------
*   Calculated as a percentage of net assets
#  See Note 1

                                                           ---------------------

SUNAMERICA SERIES TRUST FUNDAMENTAL GROWTH PORTFOLIO#

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION              SHARES          (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 97.8%
AEROSPACE/DEFENSE -- 4.1%
  Boeing Co. ..........................      40,190      $  4,156,852
  General Dynamics Corp. ..............      36,360         2,856,441
                                                         ------------
                                                            7,013,293
                                                         ------------
AEROSPACE/DEFENSE-EQUIPMENT -- 3.1%
  Goodrich Corp. ......................      26,991         1,698,004
  United Technologies Corp. ...........      49,960         3,645,581
                                                         ------------
                                                            5,343,585
                                                         ------------
APPLICATIONS SOFTWARE -- 2.0%
  Microsoft Corp. .....................     114,469         3,318,456
                                                         ------------
BANKS-FIDUCIARY -- 1.6%
  State Street Corp. ..................      41,700         2,795,151
                                                         ------------
BEVERAGES-NON-ALCOHOLIC -- 2.2%
  The Coca-Cola Co. ...................      73,370         3,823,311
                                                         ------------
CABLE TV -- 2.3%
  Comcast Corp., Class A+..............     149,660         3,931,568
                                                         ------------
CELLULAR TELECOM -- 4.7%
  America Movil SAB de CV, Series L
    ADR................................      51,547         3,086,634
  NII Holdings, Inc.+..................      59,320         4,984,067
                                                         ------------
                                                            8,070,701
                                                         ------------
COAL -- 0.7%
  Peabody Energy Corp. ................      27,180         1,148,627
                                                         ------------
COMPUTER SERVICES -- 2.5%
  Cognizant Technology Solutions
    Corp.+.............................      51,650         4,182,617
                                                         ------------
COMPUTERS -- 4.1%
  Apple, Inc.+.........................      22,710         2,992,270
  Hewlett-Packard Co. .................      85,580         3,939,247
                                                         ------------
                                                            6,931,517
                                                         ------------
COMPUTERS-MEMORY DEVICES -- 0.8%
  EMC Corp.+...........................      77,150         1,428,047
                                                         ------------
DATA PROCESSING/MANAGEMENT -- 1.6%
  Paychex, Inc. .......................      63,770         2,638,803
                                                         ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 3.2%
  Cooper Industries, Ltd. .............      47,280         2,502,058
  Textron, Inc. .......................      25,800         2,912,562
                                                         ------------
                                                            5,414,620
                                                         ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.8%
  MEMC Electronic Materials, Inc.+.....      30,073         1,844,076
  NVIDIA Corp.+........................      29,650         1,356,784
  Texas Instruments, Inc. .............      46,690         1,643,021
                                                         ------------
                                                            4,843,881
                                                         ------------
ELECTRONIC FORMS -- 3.3%
  Adobe Systems, Inc.+.................     138,320         5,572,913
                                                         ------------
ENGINEERING/R&D SERVICES -- 1.0%
  McDermott International, Inc.+.......      20,640         1,711,882
                                                         ------------
ENTERPRISE SOFTWARE/SERVICE -- 1.0%
  Oracle Corp.+........................      86,090         1,646,041
                                                         ------------
FINANCE-CREDIT CARD -- 1.1%
  American Express Co. ................      32,600         1,908,404
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION              SHARES          (NOTE 3)
FINANCE-INVESTMENT BANKER/BROKER -- 3.7%
  JPMorgan Chase & Co. ................      73,290      $  3,225,493
  Lehman Brothers Holdings, Inc. ......      28,280         1,753,360
  The Goldman Sachs Group, Inc. .......       7,220         1,359,815
                                                         ------------
                                                            6,338,668
                                                         ------------
HOTEL/MOTEL -- 1.4%
  Marriott International, Inc., Class
    A..................................      56,220         2,335,941
                                                         ------------
HUMAN RESOURCES -- 0.5%
  Manpower, Inc. ......................      10,449           825,993
                                                         ------------
INSTRUMENTS-SCIENTIFIC -- 2.2%
  Thermo Fisher Scientific, Inc.+......      73,290         3,826,471
                                                         ------------
INSURANCE-MULTI-LINE -- 1.9%
  MetLife, Inc. .......................      54,120         3,259,106
                                                         ------------
MACHINERY-FARMING -- 2.4%
  Deere & Co. .........................      34,010         4,095,484
                                                         ------------
MEDICAL PRODUCTS -- 1.8%
  Johnson & Johnson....................      49,590         3,000,195
                                                         ------------
MEDICAL-BIOMEDICAL/GENE -- 1.8%
  Celgene Corp.+.......................      51,730         3,132,769
                                                         ------------
MEDICAL-DRUGS -- 6.2%
  Abbott Laboratories..................      78,530         3,980,686
  Allergan, Inc. ......................      40,950         2,380,423
  Merck & Co., Inc. ...................      83,400         4,140,810
                                                         ------------
                                                           10,501,919
                                                         ------------
MEDICAL-HMO -- 1.6%
  WellPoint, Inc.+.....................      36,620         2,750,894
                                                         ------------
MINING -- 2.1%
  Goldcorp, Inc. ......................     139,200         3,537,072
                                                         ------------
NETWORKING PRODUCTS -- 3.8%
  Cisco Systems, Inc.+.................     175,780         5,081,800
  Juniper Networks, Inc.+..............      48,120         1,441,675
                                                         ------------
                                                            6,523,475
                                                         ------------
OIL & GAS DRILLING -- 3.4%
  Transocean, Inc.+....................      54,330         5,837,759
                                                         ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.5%
  Chesapeake Energy Corp. .............      74,670         2,541,767
                                                         ------------
PIPELINES -- 1.9%
  Williams Cos., Inc. .................     101,360         3,268,860
                                                         ------------
RETAIL-BUILDING PRODUCTS -- 1.4%
  Lowe's Cos., Inc. ...................      87,430         2,448,914
                                                         ------------
RETAIL-DISCOUNT -- 3.2%
  Costco Wholesale Corp. ..............      49,880         2,982,824
  Wal-Mart Stores, Inc. ...............      52,230         2,399,969
                                                         ------------
                                                            5,382,793
                                                         ------------
RETAIL-DRUG STORE -- 2.8%
  CVS Caremark Corp. ..................     133,910         4,712,293
                                                         ------------
RETAIL-MAJOR DEPARTMENT STORES -- 1.3%
  J.C. Penney Co., Inc. ...............      32,810         2,232,392
                                                         ------------
TELECOM EQUIPMENT-FIBER OPTICS -- 0.5%
  Corning, Inc.+.......................      34,960           833,446
                                                         ------------
THERAPEUTICS -- 2.4%
  Gilead Sciences, Inc.+...............     110,840         4,126,573
                                                         ------------

---------------------

SUNAMERICA SERIES TRUST FUNDAMENTAL GROWTH PORTFOLIO#

--------------------------------------------------------------------------------

                                          SHARES/
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TOBACCO -- 1.0%
  Loews Corp.-Carolina Group...........      21,980      $  1,665,864
                                                         ------------
WEB PORTALS/ISP -- 3.4%
  Google, Inc.+........................      11,350         5,788,500
                                                         ------------
WIRELESS EQUIPMENT -- 3.5%
  American Tower Corp.+................      61,460         2,560,424
  QUALCOMM, Inc. ......................      81,850         3,409,052
                                                         ------------
                                                            5,969,476
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $162,835,570)..................                   166,660,041
                                                         ------------
REPURCHASE AGREEMENT -- 1.7%
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    3.00%, dated 07/31/07, to be
    repurchased 08/01/07 in the amount
    of $2,927,244 and collateralized by
    Federal National Mtg. Assoc. Notes,
    bearing interest at 5.50% due
    05/10/27 and having approximate
    value of $2,985,713
    (cost $2,927,000)..................  $2,927,000         2,927,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $165,762,570)(1)...............        99.5%      169,587,041
Other assets less liabilities..........         0.5           836,317
                                         ----------      ------------
NET ASSETS.............................       100.0%     $170,423,358
                                         ==========      ============

------------
+    Non-income producing security
#   See Note 1
(1)  See Note 5 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financials Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST BLUE CHIP GROWTH PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Computers.................................................    6.1%
Diversified Manufacturing Operations......................    5.8
Web Portals/ISP...........................................    4.3
Electronic Components-Semiconductors......................    4.0
Finance-Investment Banker/Broker..........................    3.8
Repurchase Agreements.....................................    3.7
Applications Software.....................................    3.3
Medical-Biomedical/Gene...................................    3.3
Oil-Field Services........................................    3.3
Aerospace/Defense.........................................    3.0
Cosmetics & Toiletries....................................    3.0
Beverages-Non-alcoholic...................................    2.8
Electric Products-Misc. ..................................    2.8
Networking Products.......................................    2.7
Medical Products..........................................    2.6
Retail-Discount...........................................    2.2
Retail-Drug Store.........................................    2.0
Medical-Drugs.............................................    1.9
Wireless Equipment........................................    1.8
Finance-Credit Card.......................................    1.7
Medical-HMO...............................................    1.7
Aerospace/Defense-Equipment...............................    1.6
Instruments-Scientific....................................    1.6
Oil Companies-Integrated..................................    1.6
Medical Instruments.......................................    1.3
Agricultural Chemicals....................................    1.2
Cable TV..................................................    1.2
Cellular Telecom..........................................    1.2
Electronic Measurement Instruments........................    1.2
Enterprise Software/Service...............................    1.2
Computer Aided Design.....................................    1.1
Electronics-Military......................................    1.1
Medical-Generic Drugs.....................................    1.1
Retail-Consumer Electronics...............................    1.1
Telecom Equipment-Fiber Optics............................    1.1
Therapeutics..............................................    1.1
Banks-Fiduciary...........................................    1.0
Commercial Services.......................................    1.0
Computers-Memory Devices..................................    1.0
E-Commerce/Services.......................................    1.0
Retail-Building Products..................................    1.0
Coal......................................................    0.9
Distribution/Wholesale....................................    0.9
Entertainment Software....................................    0.9
Finance-Consumer Loans....................................    0.9
Machinery-General Industrial..............................    0.9
Retail-Office Supplies....................................    0.9
Retail-Restaurants........................................    0.9
Diagnostic Kits...........................................    0.7
Multimedia................................................    0.7
Rental Auto/Equipment.....................................    0.7
Retail-Regional Department Stores.........................    0.7
Insurance-Property/Casualty...............................    0.6
Finance-Other Services....................................    0.5
Machinery-Construction & Mining...........................    0.5
Radio.....................................................    0.4
                                                            -----
                                                            100.6%
                                                            =====

------------
*  Calculated as a percentage of net assets

---------------------

SUNAMERICA SERIES TRUST BLUE CHIP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007--(UNAUDITED)
--------------------------------------------------------------------------------

                                                             VALUE
          SECURITY DESCRIPTION              SHARES         (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 96.9%
AEROSPACE/DEFENSE -- 3.0%
  Boeing Co. ...........................       6,600      $   682,638
  Raytheon Co. .........................       8,200          453,952
  Spirit Aerosystems Holdings, Inc.,
    Class A+............................       8,200          297,660
                                                          -----------
                                                            1,434,250
                                                          -----------
AEROSPACE/DEFENSE-EQUIPMENT -- 1.6%
  United Technologies Corp. ............      10,400          758,888
                                                          -----------
AGRICULTURAL CHEMICALS -- 1.2%
  Monsanto Co. .........................       8,800          567,160
                                                          -----------
APPLICATIONS SOFTWARE -- 3.3%
  Microsoft Corp. ......................      53,700        1,556,763
                                                          -----------
BANKS-FIDUCIARY -- 1.0%
  The Bank of New York Mellon Corp. ....      11,132          473,667
                                                          -----------
BEVERAGES-NON-ALCOHOLIC -- 2.8%
  PepsiCo, Inc. ........................      20,200        1,325,524
                                                          -----------
CABLE TV -- 1.2%
  Comcast Corp. Class A+................      22,000          577,940
                                                          -----------
CELLULAR TELECOM -- 1.2%
  NII Holdings, Inc.+...................       6,800          571,336
                                                          -----------
COAL -- 0.9%
  Peabody Energy Corp. .................      10,600          447,956
                                                          -----------
COMMERCIAL SERVICES -- 1.0%
  AerCap Holdings NV+...................      17,700          459,492
                                                          -----------
COMPUTER AIDED DESIGN -- 1.1%
  Autodesk, Inc.+.......................      11,950          506,321
                                                          -----------
COMPUTERS -- 6.1%
  Apple, Inc.+..........................       7,700        1,014,552
  Hewlett-Packard Co. ..................      13,800          635,214
  International Business Machines
    Corp. ..............................       8,400          929,460
  Research In Motion, Ltd.+.............       1,500          321,000
                                                          -----------
                                                            2,900,226
                                                          -----------
COMPUTERS-MEMORY DEVICES -- 1.0%
  Network Appliance, Inc.+..............      15,900          450,606
                                                          -----------
COSMETICS & TOILETRIES -- 3.0%
  Procter & Gamble Co. .................      23,200        1,435,152
                                                          -----------
DIAGNOSTIC KITS -- 0.7%
  Inverness Medical Innovations,
    Inc.+...............................       7,000          338,870
                                                          -----------
DISTRIBUTION/WHOLESALE -- 0.9%
  WESCO International, Inc.+............       7,700          412,335
                                                          -----------
DIVERSIFIED MANUFACTURING OPERATIONS -- 5.8%
  Danaher Corp. ........................       8,900          664,652
  Dover Corp. ..........................      10,700          545,700
  General Electric Co. .................      39,700        1,538,772
                                                          -----------
                                                            2,749,124
                                                          -----------
E-COMMERCE/SERVICES -- 1.0%
  eBay, Inc.+...........................      14,400          466,560
                                                          -----------
ELECTRIC PRODUCTS-MISC. -- 2.8%
  AMETEK, Inc. .........................      18,100          706,262
  Emerson Electric Co. .................      12,600          593,082
                                                          -----------
                                                            1,299,344
                                                          -----------

---------------------------------------------------------------------
                                                             VALUE
          SECURITY DESCRIPTION              SHARES         (NOTE 3)
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.0%
  Broadcom Corp.+.......................      11,000      $   360,910
  Intel Corp. ..........................      31,100          734,582
  Intersil Corp., Class A...............       7,600          222,300
  Texas Instruments, Inc. ..............      16,300          573,597
                                                          -----------
                                                            1,891,389
                                                          -----------
ELECTRONIC MEASUREMENT INSTRUMENTS -- 1.2%
  Agilent Technologies, Inc.+...........      15,300          583,695
                                                          -----------
ELECTRONICS-MILITARY -- 1.1%
  L-3 Communications Holdings, Inc. ....       5,100          497,556
                                                          -----------
ENTERPRISE SOFTWARE/SERVICE -- 1.2%
  Oracle Corp.+.........................      28,900          552,568
                                                          -----------
ENTERTAINMENT SOFTWARE -- 0.9%
  Electronic Arts, Inc.+................       8,500          413,440
                                                          -----------
FINANCE-CONSUMER LOANS -- 0.9%
  SLM Corp. ............................       8,600          422,862
                                                          -----------
FINANCE-CREDIT CARD -- 1.7%
  American Express Co. .................      13,400          784,436
                                                          -----------
FINANCE-INVESTMENT BANKER/BROKER -- 3.8%
  Citigroup, Inc. ......................       9,800          456,386
  Merrill Lynch & Co., Inc. ............       3,000          222,600
  TD Ameritrade Holding Corp.+..........      35,900          608,505
  The Goldman Sachs Group, Inc. ........       2,800          527,352
                                                          -----------
                                                            1,814,843
                                                          -----------
FINANCE-OTHER SERVICES -- 0.5%
  Nymex Holdings, Inc. .................       1,800          224,100
                                                          -----------
INSTRUMENTS-SCIENTIFIC -- 1.6%
  Thermo Fisher Scientific, Inc.+.......      14,300          746,603
                                                          -----------
INSURANCE-PROPERTY/CASUALTY -- 0.6%
  OneBeacon Insurance Group, Ltd. ......      12,000          277,200
                                                          -----------
MACHINERY-CONSTRUCTION & MINING -- 0.5%
  Caterpillar, Inc. ....................       3,100          244,280
                                                          -----------
MACHINERY-GENERAL INDUSTRIAL -- 0.9%
  IDEX Corp. ...........................      12,034          435,751
                                                          -----------
MEDICAL INSTRUMENTS -- 1.3%
  Medtronic, Inc. ......................      12,000          608,040
                                                          -----------
MEDICAL PRODUCTS -- 2.6%
  Johnson & Johnson.....................      16,100          974,050
  Varian Medical Systems, Inc.+.........       5,800          236,640
                                                          -----------
                                                            1,210,690
                                                          -----------
MEDICAL-BIOMEDICAL/GENE -- 3.3%
  Amgen, Inc.+..........................       6,600          354,684
  Celgene Corp.+........................       4,800          290,688
  Genentech, Inc.+......................       6,100          453,718
  Genzyme Corp.+........................       7,400          466,718
                                                          -----------
                                                            1,565,808
                                                          -----------
MEDICAL-DRUGS -- 1.9%
  Abbott Laboratories...................       5,400          273,726
  Allergan, Inc. .......................       3,200          186,016
  Novartis AG ADR.......................       8,000          431,600
                                                          -----------
                                                              891,342
                                                          -----------
MEDICAL-GENERIC DRUGS -- 1.1%
  Barr Pharmaceuticals, Inc.+...........      10,000          512,200
                                                          -----------

                                                           ---------------------

SUNAMERICA SERIES TRUST BLUE CHIP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                                             VALUE
          SECURITY DESCRIPTION              SHARES         (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MEDICAL-HMO -- 1.7%
  UnitedHealth Group, Inc. .............      16,700      $   808,781
                                                          -----------
MULTIMEDIA -- 0.7%
  News Corp., Class A...................      16,490          348,269
                                                          -----------
NETWORKING PRODUCTS -- 2.7%
  Cisco Systems, Inc.+..................      44,200        1,277,822
                                                          -----------
OIL COMPANIES-INTEGRATED -- 1.6%
  Exxon Mobil Corp. ....................       9,100          774,683
                                                          -----------
OIL-FIELD SERVICES -- 3.3%
  Halliburton Co. ......................      14,100          507,882
  Schlumberger, Ltd. ...................      11,300        1,070,336
                                                          -----------
                                                            1,578,218
                                                          -----------
RADIO -- 0.4%
  XM Satellite Radio Holdings, Inc.,
    Class A+............................      16,800          192,360
                                                          -----------
RENTAL AUTO/EQUIPMENT -- 0.7%
  RSC Holdings, Inc.+...................      15,900          337,557
                                                          -----------
RETAIL-BUILDING PRODUCTS -- 1.0%
  Home Depot, Inc. .....................      12,600          468,342
                                                          -----------
RETAIL-CONSUMER ELECTRONICS -- 1.1%
  Best Buy Co., Inc. ...................      11,800          526,162
                                                          -----------
RETAIL-DISCOUNT -- 2.2%
  Target Corp. .........................       9,200          557,244
  Wal-Mart Stores, Inc. ................      10,100          464,095
                                                          -----------
                                                            1,021,339
                                                          -----------
RETAIL-DRUG STORE -- 2.0%
  CVS Caremark Corp. ...................      26,990          949,778
                                                          -----------
RETAIL-OFFICE SUPPLIES -- 0.9%
  Staples, Inc. ........................      19,000          437,380
                                                          -----------

---------------------------------------------------------------------
                                           SHARES/
                                          PRINCIPAL          VALUE
          SECURITY DESCRIPTION              AMOUNT         (NOTE 3)
RETAIL-REGIONAL DEPARTMENT STORES -- 0.7%
  Kohl's Corp.+.........................       5,700      $   346,560
                                                          -----------
RETAIL-RESTAURANTS -- 0.9%
  Starbucks Corp.+......................      15,900          424,212
                                                          -----------
TELECOM EQUIPMENT-FIBER OPTICS -- 1.1%
  Corning, Inc. ........................      22,200          529,248
                                                          -----------
THERAPEUTICS -- 1.1%
  Gilead Sciences, Inc.+................      14,400          536,112
                                                          -----------
WEB PORTALS/ISP -- 4.3%
  Google, Inc. Class A+.................       2,550        1,300,500
  Yahoo!, Inc.+.........................      30,600          711,450
                                                          -----------
                                                            2,011,950
                                                          -----------
WIRELESS EQUIPMENT -- 1.8%
  QUALCOMM, Inc. .......................      19,900          828,835
                                                          -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $42,066,483)....................                   45,805,925
                                                          -----------
REPURCHASE AGREEMENT -- 3.7%
  State Street Bank & Trust Co.,
    Joint Repurchase Agreement
    (cost $1,759,000)(1)................  $1,759,000        1,759,000
                                                          -----------
TOTAL INVESTMENTS
  (cost $43,825,483)(2).................       100.6%      47,564,925
Liabilities in excess of other assets...        (0.6)        (299,264)
                                          ----------      -----------
NET ASSETS..............................       100.0%     $47,265,661
                                          ==========      ===========

------------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreements.
(2)  See Note 5 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financials Statements

---------------------

SUNAMERICA SERIES TRUST REAL ESTATE PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007--(UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Real Estate Investment Trusts.............................   67.9%
Real Estate Operations & Development......................   16.8
Commercial Paper..........................................    9.7
Transport-Marine..........................................    3.5
Transport-Rail............................................    2.9
Diversified Manufacturing Operations......................    2.5
                                                            -----
                                                            103.3%
                                                            =====

------------

* Calculated as a percentage of net assets

                                                           ---------------------

SUNAMERICA SERIES TRUST REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007--(UNAUDITED)
--------------------------------------------------------------------------------

                                          SHARES/
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 83.8%
DIVERSIFIED MANUFACTURING OPERATIONS -- 2.5%
  General Electric Co. ...............      186,900      $  7,244,244
                                                         ------------
REAL ESTATE INVESTMENT TRUSTS -- 58.1%
  Alexandria Real Estate Equities,
    Inc. .............................      188,800        16,261,344
  American Campus Communities, Inc. ..      238,000         6,080,900
  AvalonBay Communities, Inc. ........       62,300         6,726,531
  Boston Properties, Inc. ............      128,200        12,113,618
  Corporate Office Properties Trust...      304,500        11,476,605
  Cousins Properties, Inc. ...........      472,200        12,140,262
  DCT Industrial Trust, Inc. .........      526,100         5,155,780
  Duke Realty Corp. ..................      297,400         9,722,006
  Essex Property Trust, Inc. .........       69,712         7,499,617
  First Potomac Reality Trust.........      211,100         4,135,449
  General Growth Properties, Inc. ....      228,452        10,961,127
  Host Marriott Corp. ................      352,500         7,444,800
  Kimco Realty Corp. .................      328,360        12,257,679
  Regency Centers Corp. ..............      157,300        10,204,051
  SL Green Realty Corp. ..............       91,210        11,074,718
  Taubman Centers, Inc. ..............      174,700         8,401,323
  UDR, Inc. ..........................      175,600         4,054,604
  Ventas, Inc. .......................      447,000        14,581,140
                                                         ------------
                                                          170,291,554
                                                         ------------
REAL ESTATE OPERATIONS & DEVELOPMENT -- 16.8%
  Brixton PLC(1)......................      658,959         4,972,563
  Derwent Valley Holdings PLC(1)......      351,750        11,787,215
  Forest City Enterprises, Inc. ......      397,900        21,649,739
  Hammerson PLC(1)....................      159,800         3,841,432
  Minerva PLC+(1).....................      460,474         2,646,261
  The St. Joe Co. ....................      108,600         4,402,644
                                                         ------------
                                                           49,299,854
                                                         ------------
TRANSPORT-MARINE -- 3.5%
  Alexander & Baldwin, Inc. ..........      190,700        10,339,754
                                                         ------------
TRANSPORT-RAIL -- 2.9%
  Burlington Northern Santa Fe
    Corp. ............................      101,700         8,353,638
                                                         ------------
TOTAL COMMON STOCK
  (cost $219,705,393).................                    245,529,044
                                                         ------------
PREFERRED STOCK -- 0.2%
REAL ESTATE INVESTMENT TRUSTS -- 0.2%
  Equity Residential Properties,
    Series E 7.00% (Convertible)
    (cost $391,490)...................       13,600           602,480
                                                         ------------
CONVERTIBLE BONDS & NOTES -- 9.6%
REAL ESTATE INVESTMENT TRUSTS -- 9.6%
  General Growth Properties, Inc.
    Senior Notes
    3.98% due 04/15/27*...............  $ 7,720,000         6,967,300
  Prologis
    Senior Notes
    2.25% due 04/01/37*...............    8,460,000         7,984,125
  SL Green Realty Corp.
    Senior Notes
    3.00% due 03/30/27*...............      510,000           483,225
                                         PRINCIPAL          VALUE
SECURITY DESCRIPTION                      AMOUNT           (NOTE 3)
---------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
  Vornado Realty Trust Convertible
    Debentures
    3.63% due 11/15/26................  $13,313,800      $ 12,764,606
TOTAL CONVERTIBLE BONDS & NOTES
  (cost $29,393,645)..................                     28,199,256
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $249,490,528).................                    274,330,780
                                                         ------------
SHORT-TERM INVESTMENT SECURITIES -- 9.7%
COMMERCIAL PAPER -- 9.7%
  Intesa Funding LLC
    5.34% due 08/01/07................   11,343,000        11,343,000
  San Paolo IMI US Financial Co.
    5.27% due 08/01/07................   13,179,000        13,179,000
  UBS Finance LLC
    5.34% due 08/01/07................    3,800,000         3,800,000
                                                         ------------
TOTAL SHORT-TERM INVESTMENT SECURITIES
  (cost $28,322,000)..................                     28,322,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $277,812,528)(2)..............        103.3%      302,652,780
Liabilities in excess of other
  assets..............................         (3.3)       (9,629,070)
                                        -----------      ------------
NET ASSETS............................        100.0%     $293,023,710
                                        ===========      ============

------------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2007, the aggregate value of these securities was $15,434,650 representing 5.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) Security was valued using fair value procedures at July 31, 2007. See Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)  See Note 5 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financials Statements

---------------------
    144

SUNAMERICA SERIES TRUST SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Commercial Paper..........................................    5.9%
Insurance-Reinsurance.....................................    4.1
Steel-Producers...........................................    3.9
Home Furnishings..........................................    3.8
Building-MobileHome/Manufactured Housing..................    3.7
Diversified Manufacturing Operations......................    3.6
Banks-Commercial..........................................    3.2
Oil-Field Services........................................    3.1
Metal Processors & Fabrication............................    2.9
Retail-Apparel/Shoe.......................................    2.9
Building-Residential/Commercial...........................    2.2
Paper & Related Products..................................    2.1
Building & Construction Products-Misc. ...................    2.0
Instruments-Controls......................................    2.0
Transport-Marine..........................................    2.0
Building Products-Doors & Windows.........................    1.7
Insurance-Life/Health.....................................    1.7
Transport-Rail............................................    1.7
Electronic Components-Misc. ..............................    1.6
Environmental Monitoring & Detection......................    1.6
Intimate Apparel..........................................    1.6
Building Products-Wood....................................    1.5
Identification Systems....................................    1.5
Retail-Hair Salons........................................    1.5
Coatings/Paint............................................    1.4
Gas-Distribution..........................................    1.4
Internet Infrastructure Equipment.........................    1.4
Machine Tools & Related Products..........................    1.4
Machinery-Pumps...........................................    1.4
Oil & Gas Drilling........................................    1.4
Retail-Convenience Store..................................    1.4
Auto-Truck Trailers.......................................    1.3
Chemicals-Diversified.....................................    1.3
Leisure Products..........................................    1.2
Retail-Leisure Products...................................    1.2
Financial Guarantee Insurance.............................    1.1
Industrial Gases..........................................    1.1
Insurance Brokers.........................................    1.1
Miscellaneous Manufacturing...............................    1.1
Semiconductor Equipment...................................    1.1
Airlines..................................................    1.0
Chemicals-Specialty.......................................    1.0
Medical Products..........................................    1.0
Medical Sterilization Products............................    1.0
Retail-Discount...........................................    1.0
Engines-Internal Combustion...............................    0.9
Insurance-Property/Casualty...............................    0.9
Building Products-Light Fixtures..........................    0.8
Building-Maintance & Services.............................    0.8
Electronic Components-Semiconductors......................    0.8
Footwear & Related Apparel................................    0.7
Insurance-Multi-line......................................    0.7
Oil Companies-Exploration & Production....................    0.7
Computers-Integrated Systems..............................    0.6
Containers-Paper/Plastic..................................    0.6
Industrial Automated/Robotic..............................    0.6
Machinery-Electrical......................................    0.6
Rental Auto/Equipment.....................................    0.6
Coal......................................................    0.5
Power Converter/Supply Equipment..........................    0.5
Real Estate Investment Trusts.............................    0.5
Transport-Services........................................    0.5%
Agricultural Operations...................................    0.4
Electric-Integrated.......................................    0.4
Machinery-Farming.........................................    0.4
Consumer Products-Misc. ..................................    0.3
Machinery-General Industrial..............................    0.3
Retail-Jewelry............................................    0.3
Retail-Restaurants........................................    0.3
Apparel Manufacturers.....................................    0.2
Engineering/R&D Services..................................    0.2
Auto/Truck Parts & Equipment-Original.....................    0.1
Machinery-Construction & Mining...........................    0.1
Research & Development....................................    0.1
Retail-Home Furnishings...................................    0.1
                                                            -----
                                                            101.6%
                                                            =====

------------
*  Calculated as a percentage of net assets

                                                           ---------------------

SUNAMERICA SERIES TRUST SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                        VALUE
         SECURITY DESCRIPTION             SHARES       (NOTE 3)
-----------------------------------------------------------------
COMMON STOCK -- 95.7%
AGRICULTURAL OPERATIONS -- 0.4%
  Bunge, Ltd. .........................      2,700   $    244,647
                                                     ------------
AIRLINES -- 1.0%
  Skywest, Inc. .......................     30,400        678,224
                                                     ------------
APPAREL MANUFACTURER -- 0.2%
  Gymboree Corp.+......................      3,100        133,455
                                                     ------------
AUTO-TRUCK TRAILERS -- 1.3%
  Wabash National Corp. ...............     66,900        850,299
                                                     ------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.1%
  Superior Industries International,
    Inc. ..............................      4,276         79,106
                                                     ------------
BANKS-COMMERCIAL -- 3.2%
  Chemical Financial Corp. ............     23,100        503,118
  Corus Bankshares, Inc. ..............     10,100        164,226
  First Indiana Corp. .................     12,200        382,470
  Peoples Bancorp, Inc. ...............     12,800        286,976
  TrustCo Bank Corp. NY................     88,500        821,280
                                                     ------------
                                                        2,158,070
                                                     ------------
BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 2.0%
  Gibraltar Industries, Inc. ..........     51,300        990,603
  Simpson Manufacturing Co., Inc. .....     10,000        338,300
                                                     ------------
                                                        1,328,903
                                                     ------------
BUILDING PRODUCTS-DOORS & WINDOWS -- 1.7%
  Apogee Enterprises, Inc. ............     43,500      1,120,560
                                                     ------------
BUILDING PRODUCTS-LIGHT FIXTURES -- 0.8%
  Genlyte Group, Inc.+.................      7,600        528,732
                                                     ------------
BUILDING PRODUCTS-WOOD -- 1.5%
  Universal Forest Products, Inc. .....     25,200        996,912
                                                     ------------
BUILDING-MAINTENANCE & SERVICES -- 0.8%
  ABM Industries, Inc. ................     21,800        548,488
                                                     ------------
BUILDING-MOBILEHOME/MANUFACTURED HOUSING -- 3.7%
  Monaco. Coach Corp. .................     47,600        664,020
  Thor Industries, Inc. ...............     23,900        980,378
  Winnebago Industries, Inc. ..........     32,600        879,548
                                                     ------------
                                                        2,523,946
                                                     ------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 2.2%
  M.D.C Holdings, Inc. ................     17,700        814,200
  M/I Homes, Inc. .....................     28,500        699,675
                                                     ------------
                                                        1,513,875
                                                     ------------
CHEMICALS-DIVERSIFIED -- 1.3%
  Westlake Chemical Corp. .............     35,400        884,292
                                                     ------------
CHEMICALS-SPECIALTY -- 1.0%
  Cabot Corp. .........................     17,400        702,612
                                                     ------------
COAL -- 0.5%
  Arch Coal, Inc. .....................      2,600         77,714
  CONSOL Energy, Inc. .................      3,200        133,280
  Peabody Energy Corp. ................      2,700        114,102
                                                     ------------
                                                          325,096
                                                     ------------
COATINGS/PAINT -- 1.4%
  RPM International, Inc. .............     39,800        935,698
                                                     ------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.6%
  Diebold, Inc. .......................      7,300        369,891
                                                     ------------

-----------------------------------------------------------------
                                                        VALUE
         SECURITY DESCRIPTION             SHARES       (NOTE 3)
CONSUMER PRODUCTS-MISC. -- 0.3%
  Russ Berrie & Co., Inc.+.............     12,200   $    187,758
                                                     ------------
CONTAINERS-PAPER/PLASTIC -- 0.6%
  Bemis Co., Inc. .....................     13,500        397,845
                                                     ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 3.6%
  A.O. Smith Corp. ....................      9,000        436,950
  Carlisle Cos., Inc. .................     13,600        615,808
  Roper Industries, Inc. ..............      3,000        179,940
  Teleflex, Inc. ......................      8,000        611,440
  Trinity Industries, Inc. ............     15,000        573,450
                                                     ------------
                                                        2,417,588
                                                     ------------
ELECTRIC-INTEGRATED -- 0.4%
  Sierra Pacific Resources+............     15,000        238,350
                                                     ------------
ELECTRONIC COMPONENTS-MISC. -- 1.6%
  Benchmark Electronics, Inc.+.........     34,300        761,460
  Gentex Corp. ........................     16,260        320,972
                                                     ------------
                                                        1,082,432
                                                     ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.8%
  OmniVision Technologies, Inc.+.......     33,100        568,327
                                                     ------------
ENGINEERING/R&D SERVICES -- 0.2%
  EMCOR Group, Inc.+...................      4,400        157,960
                                                     ------------
ENGINES-INTERNAL COMBUSTION -- 0.9%
  Briggs & Stratton Corp. .............     22,300        632,428
                                                     ------------
ENVIRONMENTAL MONITORING & DETECTION -- 1.6%
  Mine Safety Appliances Co. ..........     23,900      1,091,035
                                                     ------------
FINANCIAL GUARANTEE INSURANCE -- 1.1%
  PMI Group, Inc. .....................     12,000        408,840
  Security Capital Assurance, Ltd. ....     14,000        324,520
                                                     ------------
                                                          733,360
                                                     ------------
FOOTWEAR & RELATED APPAREL -- 0.7%
  Timberland Co., Class A+.............     19,600        465,892
                                                     ------------
GAS-DISTRIBUTION -- 1.4%
  Atmos Energy Corp. ..................     13,000        364,910
  Energen Corp. .......................     10,600        560,846
                                                     ------------
                                                          925,756
                                                     ------------
HOME FURNISHINGS -- 3.8%
  American Woodmark Corp. .............     19,500        585,975
  Bassett Furniture Industries,
    Inc. ..............................     11,000        143,770
  Ethan Allen Interiors, Inc. .........     18,100        618,296
  Hooker Furniture Corp. ..............     36,700        743,175
  La-Z-Boy, Inc. ......................     49,800        498,498
                                                     ------------
                                                        2,589,714
                                                     ------------
IDENTIFICATION SYSTEMS -- 1.5%
  Brady Corp., Class A.................     28,500        997,215
                                                     ------------
INDUSTRIAL AUTOMATED/ROBOTIC -- 0.6%
  Nordson Corp. .......................      9,500        434,720
                                                     ------------
INDUSTRIAL GASES -- 1.1%
  Airgas, Inc. ........................     16,500        770,550
                                                     ------------
INSTRUMENTS-CONTROLS -- 2.0%
  Mettler Toledo International,
    Inc.+..............................      6,800        647,088
  Watts Water Technologies, Inc., Class
    A..................................     20,300        708,673
                                                     ------------
                                                        1,355,761
                                                     ------------

---------------------

SUNAMERICA SERIES TRUST SMALL COMPANY VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                                        VALUE
         SECURITY DESCRIPTION             SHARES       (NOTE 3)
-----------------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE BROKERS -- 1.1%
  Arthur J. Gallagher & Co. ...........     20,300   $    559,874
  Erie Indemnity Co. ..................      3,000        154,920
                                                     ------------
                                                          714,794
                                                     ------------
INSURANCE-LIFE/HEALTH -- 1.7%
  Protective Life Corp. ...............     13,400        576,468
  StanCorp Financial Group, Inc. ......     11,400        535,344
                                                     ------------
                                                        1,111,812
                                                     ------------
INSURANCE-MULTI-LINE -- 0.7%
  American National Insurance..........      3,000        448,590
                                                     ------------
INSURANCE-PROPERTY/CASUALTY -- 0.9%
  RLI Corp. ...........................     10,300        597,400
                                                     ------------
INSURANCE-REINSURANCE -- 4.1%
  Aspen Insurance Holdings, Ltd. ......     44,100      1,078,245
  IPC Holdings, Ltd. ..................     34,000        843,540
  Montpelier Re Holdings, Ltd. ........     53,900        854,315
                                                     ------------
                                                        2,776,100
                                                     ------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 1.4%
  Avocent Corp.+.......................     34,100        932,635
                                                     ------------
INTIMATE APPAREL -- 1.6%
  The Warnaco Group, Inc.+.............     30,400      1,097,744
                                                     ------------
LEISURE PRODUCTS -- 1.2%
  Brunswick Corp. .....................     28,500        796,860
                                                     ------------
MACHINE TOOLS & RELATED PRODUCTS -- 1.4%
  Kennametal, Inc. ....................     12,200        935,252
                                                     ------------
MACHINERY-CONSTRUCTION & MINING -- 0.1%
  Astec Industries, Inc.+..............      1,731         90,306
                                                     ------------
MACHINERY-ELECTRICAL -- 0.6%
  Baldor Electric Co. .................      3,100        141,484
  Franklin Electric Co., Inc. .........      5,500        256,190
                                                     ------------
                                                          397,674
                                                     ------------
MACHINERY-FARMING -- 0.4%
  CNH Global NV........................      4,500        238,185
                                                     ------------
MACHINERY-GENERAL INDUSTRIAL -- 0.3%
  Applied Industrial Technologies,
    Inc. ..............................      7,500        212,925
                                                     ------------
MACHINERY-PUMPS -- 1.4%
  Graco, Inc. .........................     23,100        948,024
                                                     ------------
MEDICAL PRODUCTS -- 1.0%
  West Pharmaceutical Services,
    Inc. ..............................     14,100        652,548
                                                     ------------
MEDICAL STERILIZATION PRODUCTS -- 1.0%
  STERIS Corp. ........................     24,400        667,340
                                                     ------------
METAL PROCESSORS & FABRICATION -- 2.9%
  CIRCOR International, Inc. ..........     15,600        622,128
  Mueller Industries, Inc. ............     31,200      1,150,656
  Timken Co. ..........................      6,000        200,400
                                                     ------------
                                                        1,973,184
                                                     ------------
MISCELLANEOUS MANUFACTURING -- 1.1%
  AptarGroup, Inc. ....................     19,600        713,440
                                                     ------------
OIL & GAS DRILLING -- 1.4%
  Atwood Oceanics, Inc.+...............      7,200        493,920
  Rowan Cos., Inc. ....................     10,300        434,557
                                                     ------------
                                                          928,477
                                                     ------------

-----------------------------------------------------------------
                                                        VALUE
         SECURITY DESCRIPTION             SHARES       (NOTE 3)
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.7%
  Unit Corp.+..........................      9,000   $    495,540
                                                     ------------
OIL-FIELD SERVICES -- 3.1%
  Global Industries, Ltd.+.............      9,900        256,410
  Helix Energy Solutions Group,
    Inc.+..............................     18,700        728,365
  Oil States International, Inc.+......     18,500        809,190
  Tidewater, Inc. .....................      4,700        321,574
                                                     ------------
                                                        2,115,539
                                                     ------------
PAPER & RELATED PRODUCTS -- 2.1%
  Bowater, Inc. .......................     24,900        488,538
  Glatfelter...........................     47,442        637,146
  Mercer International, Inc.+..........     36,500        317,185
                                                     ------------
                                                        1,442,869
                                                     ------------
POWER CONVERTER/SUPPLY EQUIPMENT -- 0.5%
  Powell Industries, Inc.+.............      9,700        326,017
                                                     ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.5%
  Arbor Realty Trust, Inc. ............     18,100        357,475
                                                     ------------
RENTAL AUTO/EQUIPMENT -- 0.6%
  Dollar Thrifty Automotive Group,
    Inc.+..............................     10,400        383,968
                                                     ------------
RESEARCH & DEVELOPMENT -- 0.1%
  Pharmaceutical Product Development,
    Inc. ..............................      1,500         50,250
                                                     ------------
RETAIL-APPAREL/SHOE -- 2.9%
  Brown Shoe Co., Inc. ................     16,200        339,228
  Christopher & Banks Corp. ...........     47,500        708,700
  Hot Topic, Inc.+.....................     41,400        372,600
  Men's Wearhouse, Inc. ...............     10,900        538,460
                                                     ------------
                                                        1,958,988
                                                     ------------
RETAIL-CONVENIENCE STORE -- 1.4%
  Casey's General Stores, Inc. ........     36,600        912,438
                                                     ------------
RETAIL-DISCOUNT -- 1.0%
  Tuesday Morning Corp. ...............     58,300        679,778
                                                     ------------
RETAIL-HAIR SALONS -- 1.5%
  Regis Corp. .........................     29,000      1,010,940
                                                     ------------
RETAIL-HOME FURNISHINGS -- 0.1%
  Pier 1 Imports, Inc.+................     12,000         78,240
                                                     ------------
RETAIL-JEWELRY -- 0.3%
  Zale Corp.+..........................      8,700        184,701
                                                     ------------
RETAIL-LEISURE PRODUCTS -- 1.2%
  West Marine, Inc.+...................     50,100        785,067
                                                     ------------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.0%
  Dillard's, Inc., Class A.............      1,100         32,879
                                                     ------------
RETAIL-RESTAURANTS -- 0.3%
  Bob Evans Farms, Inc. ...............      7,100        230,395
                                                     ------------
SEMICONDUCTOR EQUIPMENT -- 1.1%
  Cohu, Inc. ..........................     36,900        737,631
                                                     ------------
STEEL-PRODUCERS -- 3.9%
  Gerdau Ameristeel Corp. .............     55,400        727,956
  Reliance Steel & Aluminum Co. .......     15,400        809,116

                                                           ---------------------

SUNAMERICA SERIES TRUST SMALL COMPANY VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                                        VALUE
         SECURITY DESCRIPTION             SHARES       (NOTE 3)
-----------------------------------------------------------------
  Steel Dynamics, Inc. ................     23,500   $    985,355
  United States Steel Corp. ...........      1,000         98,290
                                                     ------------
                                                        2,620,717
                                                     ------------
TRANSPORT-MARINE -- 2.0%
  Overseas Shipholding Group, Inc. ....     10,800        837,972
  Teekay Corp. ........................      8,999        504,574
                                                     ------------
                                                        1,342,546
                                                     ------------
TRANSPORT-RAIL -- 1.7%
  Genesee & Wyoming, Inc., Class A+....     29,441        755,162
  Kansas City Southern+................     11,100        383,061
                                                     ------------
                                                        1,138,223
                                                     ------------
TRANSPORT-SERVICES -- 0.5%
  Bristow Group, Inc.+.................      7,400        350,982
                                                     ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $60,745,604)...................                64,437,970
                                                     ------------

-----------------------------------------------------------------
                                         PRINCIPAL      VALUE
         SECURITY DESCRIPTION             AMOUNT       (NOTE 3)
SHORT-TERM INVESTMENT SECURITIES -- 5.9%
COMMERCIAL PAPER -- 5.9%
  World Bank
    Discount Notes
    5.15% due 08/01/07
    (cost $3,995,000)..................  $3,995,000  $  3,995,000
                                                     ------------
TOTAL INVESTMENTS
  (cost $64,740,604)(1)................      101.6%    68,432,970
Liabilities in excess of other
  assets...............................       (1.6)    (1,122,172)
                                         ---------   ------------
NET ASSETS.............................      100.0%  $ 67,310,798
                                         =========   ============

------------
   +  Non-income producing security
ADR  American Depository Receipt
 (1)  See Note 5 for cost of investments on a tax basis

See Notes to Financials Statements

---------------------

SUNAMERICA SERIES TRUST MID-CAP GROWTH PORTFOLIO#

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Electronic Components-Semiconductors.......................   4.4%
Medical-Drugs..............................................   4.1
Oil Companies-Exploration & Production.....................   3.8
Wire & Cable Products......................................   2.8
Investment Management/Advisor Services.....................   2.6
Semiconductor Equipment....................................   2.5
Retail-Restaurants.........................................   2.4
Telecom Services...........................................   2.4
Diversified Manufacturing Operations.......................   2.1
Oil-Field Services.........................................   2.1
Transactional Software.....................................   2.1
Commercial Services........................................   2.0
Computer Aided Design......................................   2.0
Electronic Connectors......................................   1.8
Electronic Measurement Instruments.........................   1.7
Retail-Computer Equipment..................................   1.7
Computers-Memory Devices...................................   1.6
Medical-Biomedical/Gene....................................   1.6
Electronic Components-Misc. ...............................   1.5
Finance-Investment Banker/Broker...........................   1.5
Metal Processors & Fabrication.............................   1.5
Motion Pictures & Services.................................   1.5
Retail-Apparel/Shoe........................................   1.5
Oil Field Machinery & Equipment............................   1.4
Private Corrections........................................   1.4
Aerospace/Defense..........................................   1.3
Auto/Truck Parts & Equipment-Original......................   1.3
Cable TV...................................................   1.3
Cellular Telecom...........................................   1.3
Medical-Outpatient/Home Medical............................   1.3
Repurchase Agreements......................................   1.3
Veterinary Diagnostics.....................................   1.3
Dialysis Centers...........................................   1.2
Hazardous Waste Disposal...................................   1.2
Retail-Discount............................................   1.2
Retail-Major Department Stores.............................   1.2
Diagnostic Kits............................................   1.1
Food-Confectionery.........................................   1.1
Medical Information Systems................................   1.1
Medical Labs & Testing Services............................   1.1
Networking Products........................................   1.1
Oil & Gas Drilling.........................................   1.1
Pipelines..................................................   1.1
Banks-Fiduciary............................................   1.0
Chemicals-Specialty........................................   1.0
Computers-Integrated Systems...............................   1.0
Cosmetics & Toiletries.....................................   1.0
E-Commerce/Services........................................   1.0
Electronic Forms...........................................   1.0
Engineering/R&D Services...................................   1.0
Medical Products...........................................   1.0
Metal-Aluminum.............................................   1.0
Non-Hazardous Waste Disposal...............................   1.0
Telecommunication Equipment................................   1.0
Wireless Equipment.........................................   1.0
Diagnostic Equipment.......................................   0.9
Machinery-Print Trade......................................   0.9
Schools....................................................   0.9
Building Products-Light Fixtures...........................   0.8
Insurance-Reinsurance......................................   0.8
Internet Infrastructure Software...........................   0.8
X-Ray Equipment............................................   0.8
Financial Guarantee Insurance..............................   0.7%
Medical Instruments........................................   0.7
Retail-Bookstore...........................................   0.7
Retail-Jewelry.............................................   0.7
Retail-Pet Food & Supplies.................................   0.7
Casino Services............................................   0.6
Finance-Commercial.........................................   0.6
Commercial Services-Finance................................   0.5
Filtration/Separation Products.............................   0.5
E-Marketing/Info...........................................   0.4
                                                             ----
                                                             99.6%
                                                             ====

------------

*   Calculated as a percentage of net assets
#  See Note 1
                                                           ---------------------

SUNAMERICA SERIES TRUST MID-CAP GROWTH PORTFOLIO#

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
          SECURITY DESCRIPTION             SHARES          (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 98.3%
AEROSPACE/DEFENSE -- 1.3%
  Rockwell Collins, Inc. ...............     46,300      $  3,180,810
                                                         ------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 1.3%
  BorgWarner, Inc. .....................     36,300         3,138,135
                                                         ------------
BANKS-FIDUCIARY -- 1.0%
  Northern Trust Corp. .................     36,600         2,286,036
                                                         ------------
BUILDING PRODUCTS-LIGHT FIXTURES -- 0.8%
  Genlyte Group, Inc.+..................     28,200         1,961,874
                                                         ------------
CABLE TV -- 1.3%
  Rogers Communications, Inc., Class
    B...................................     66,400         3,007,256
                                                         ------------
CASINO SERVICES -- 0.6%
  Scientific Games Corp., Class A+......     42,800         1,468,468
                                                         ------------
CELLULAR TELECOM -- 1.3%
  NII Holdings, Inc.+...................     36,500         3,066,730
                                                         ------------
CHEMICALS-SPECIALTY -- 1.0%
  Ecolab, Inc. .........................     57,700         2,429,747
                                                         ------------
COMMERCIAL SERVICES -- 2.0%
  Quanta Services, Inc.+................     81,100         2,305,673
  Weight Watchers International,
    Inc. ...............................     48,700         2,362,924
                                                         ------------
                                                            4,668,597
                                                         ------------
COMMERCIAL SERVICES-FINANCE -- 0.5%
  Morningstar, Inc.+....................     26,400         1,293,072
                                                         ------------
COMPUTER AIDED DESIGN -- 2.0%
  Ansys, Inc.+..........................     92,800         2,416,512
  Autodesk, Inc.+.......................     54,400         2,304,928
                                                         ------------
                                                            4,721,440
                                                         ------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.0%
  NCR Corp.+............................     46,200         2,412,564
                                                         ------------
COMPUTERS-MEMORY DEVICES -- 1.6%
  Network Appliance, Inc.+..............     75,500         2,139,670
  SanDisk Corp.+........................     31,200         1,673,256
                                                         ------------
                                                            3,812,926
                                                         ------------
COSMETICS & TOILETRIES -- 1.0%
  Bare Escentuals, Inc.+................     84,800         2,392,208
                                                         ------------
DIAGNOSTIC EQUIPMENT -- 0.9%
  Cytyc Corp.+..........................     51,700         2,176,570
                                                         ------------
DIAGNOSTIC KITS -- 1.1%
  Idexx Laboratories, Inc.+.............     27,200         2,727,072
                                                         ------------
DIALYSIS CENTERS -- 1.2%
  DaVita, Inc.+.........................     53,700         2,842,878
                                                         ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 2.1%
  Roper Industries, Inc. ...............     82,400         4,942,352
                                                         ------------
E-COMMERCE/SERVICES -- 1.0%
  priceline.com, Inc.+..................     39,300         2,507,340
                                                         ------------
E-MARKETING/INFO -- 0.4%
  Digital River, Inc.+..................     22,600         1,017,226
                                                         ------------
ELECTRONIC COMPONENTS-MISC. -- 1.5%
  Gentex Corp. .........................    186,300         3,677,562
                                                         ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.4%
  Altera Corp. .........................    124,000         2,876,800
  Broadcom Corp.+.......................     56,900         1,866,889

---------------------------------------------------------------------
                                                            VALUE
          SECURITY DESCRIPTION             SHARES          (NOTE 3)
  Microchip Technology, Inc. ...........     61,300      $  2,225,803
  NVIDIA Corp.+.........................     77,500         3,546,400
                                                         ------------
                                                           10,515,892
                                                         ------------
ELECTRONIC CONNECTORS -- 1.8%
  Amphenol Corp. Class A................    125,300         4,292,778
                                                         ------------
ELECTRONIC FORMS -- 1.0%
  Adobe Systems, Inc.+..................     57,400         2,312,646
                                                         ------------
ELECTRONIC MEASUREMENT INSTRUMENTS -- 1.7%
  FLIR Systems, Inc.+...................     37,800         1,649,970
  Garmin, Ltd. .........................     27,800         2,332,420
                                                         ------------
                                                            3,982,390
                                                         ------------
ENGINEERING/R&D SERVICES -- 1.0%
  McDermott International, Inc.+........     28,700         2,380,378
                                                         ------------
FILTRATION/SEPARATION PRODUCTS -- 0.5%
  Pall Corp. ...........................     31,400         1,303,728
                                                         ------------
FINANCE-COMMERCIAL -- 0.6%
  CIT Group, Inc. ......................     32,400         1,334,232
                                                         ------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.5%
  Investment Technology Group, Inc.+....     48,800         1,950,048
  Lazard, Ltd. .........................     46,000         1,703,380
                                                         ------------
                                                            3,653,428
                                                         ------------
FINANCIAL GUARANTEE INSURANCE -- 0.7%
  Security Capital Assurance, Ltd. .....     73,100         1,694,458
                                                         ------------
FOOD-CONFECTIONERY -- 1.1%
  WM Wrigley Jr. Co. ...................     44,900         2,589,832
                                                         ------------
HAZARDOUS WASTE DISPOSAL -- 1.2%
  Stericycle, Inc.+.....................     57,800         2,770,932
                                                         ------------
INSURANCE-REINSURANCE -- 0.8%
  Everest Re Group, Ltd. ...............     18,700         1,837,275
                                                         ------------
INTERNET APPLICATION SOFTWARE -- 0.0%
  DealerTrack Holdings, Inc.+...........        500            18,030
                                                         ------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.8%
  F5 Networks, Inc.+....................     22,600         1,959,194
                                                         ------------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 2.6%
  Affiliated Managers Group, Inc.+......     16,900         1,909,700
  National Financial Partners Corp. ....     39,200         1,817,312
  T. Rowe Price Group, Inc. ............     47,200         2,460,536
                                                         ------------
                                                            6,187,548
                                                         ------------
MACHINERY-PRINT TRADE -- 0.9%
  Zebra Technologies Corp., Class A+....     60,300         2,184,669
                                                         ------------
MEDICAL INFORMATION SYSTEMS -- 1.1%
  Cerner Corp.+.........................     47,900         2,532,473
                                                         ------------
MEDICAL INSTRUMENTS -- 0.7%
  Beckman Coulter, Inc. ................     23,900         1,692,598
                                                         ------------
MEDICAL LABS & TESTING SERVICES -- 1.1%
  Covance, Inc.+........................     36,100         2,547,577
                                                         ------------
MEDICAL PRODUCTS -- 1.0%
  Mentor Corp. .........................     61,400         2,416,090
                                                         ------------
MEDICAL-BIOMEDICAL/GENE -- 1.6%
  Celgene Corp.+........................     42,000         2,543,520
  Illumina, Inc.+.......................     30,300         1,380,771
                                                         ------------
                                                            3,924,291
                                                         ------------

---------------------

SUNAMERICA SERIES TRUST MID-CAP GROWTH PORTFOLIO#

--------------------------------------------------------------------------------

                                                            VALUE
          SECURITY DESCRIPTION             SHARES          (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
MEDICAL-DRUGS -- 4.1%
  Adams Respiratory Therapeutics,
    Inc.+...............................     58,100      $  2,150,281
  Allergan, Inc. .......................     39,400         2,290,322
  Cephalon, Inc.+.......................     22,100         1,660,594
  Elan Corp. PLC ADR+...................     54,000         1,011,420
  Shire PLC ADR.........................     38,100         2,811,399
                                                         ------------
                                                            9,924,016
                                                         ------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.3%
  Lincare Holdings, Inc.+...............     84,000         2,997,960
                                                         ------------
METAL PROCESSORS & FABRICATION -- 1.5%
  Precision Castparts Corp. ............     25,400         3,481,324
                                                         ------------
METAL-ALUMINUM -- 1.0%
  Century Aluminum Co.+.................     44,400         2,288,376
                                                         ------------
MOTION PICTURES & SERVICES -- 1.5%
  Dreamworks Animation SKG, Inc.,
    Class A+............................    118,000         3,658,000
                                                         ------------
NETWORKING PRODUCTS -- 1.1%
  Polycom, Inc.+........................     86,700         2,685,099
                                                         ------------
NON-HAZARDOUS WASTE DISPOSAL -- 1.0%
  Waste Connections, Inc.+..............     75,200         2,331,200
                                                         ------------
OIL & GAS DRILLING -- 1.1%
  Noble Corp. ..........................     26,600         2,725,436
                                                         ------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.8%
  Cabot Oil & Gas Corp. ................     80,100         2,739,420
  Forest Oil Corp.+.....................     89,200         3,609,924
  Southwestern Energy Co.+..............     67,400         2,738,462
                                                         ------------
                                                            9,087,806
                                                         ------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.4%
  Cameron International Corp.+..........     42,100         3,283,800
                                                         ------------
OIL-FIELD SERVICES -- 2.1%
  Oceaneering International, Inc.+......     51,000         2,864,160
  W-H Energy Services, Inc.+............     33,100         2,121,048
                                                         ------------
                                                            4,985,208
                                                         ------------
PIPELINES -- 1.1%
  Questar Corp. ........................     50,100         2,579,649
                                                         ------------
PRIVATE CORRECTIONS -- 1.4%
  Corrections Corp. of America+.........    112,000         3,231,200
                                                         ------------
RETAIL-APPAREL/SHOE -- 1.5%
  Under Armour, Inc., Class A+..........     39,500         2,425,695
  Urban Outfitters, Inc.+...............     58,500         1,173,510
                                                         ------------
                                                            3,599,205
                                                         ------------
RETAIL-BOOKSTORE -- 0.7%
  Barnes & Noble, Inc. .................     47,800         1,603,690
                                                         ------------
RETAIL-COMPUTER EQUIPMENT -- 1.7%
  GameStop Corp., Class A+..............    101,900         4,111,665
                                                         ------------
RETAIL-DISCOUNT -- 1.2%
  Dollar Tree Stores, Inc.+.............     72,700         2,781,502
                                                         ------------
RETAIL-JEWELRY -- 0.7%
  Tiffany & Co. ........................     37,200         1,794,900
                                                         ------------
RETAIL-MAJOR DEPARTMENT STORES -- 1.2%
  Saks, Inc. ...........................    157,900         2,922,729
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
          SECURITY DESCRIPTION             SHARES          (NOTE 3)
RETAIL-PET FOOD & SUPPLIES -- 0.7%
  PETsMART, Inc. .......................     52,800      $  1,707,024
                                                         ------------
RETAIL-RESTAURANTS -- 2.4%
  Burger King Holdings, Inc. ...........    100,100         2,431,429
  Panera Bread Co., Class A+............     34,800         1,414,272
  Tim Hortons, Inc. ....................     61,300         1,892,331
                                                         ------------
                                                            5,738,032
                                                         ------------
SCHOOL -- 0.9%
  ITT Educational Services, Inc.+.......     21,100         2,229,426
                                                         ------------
SEMICONDUCTOR EQUIPMENT -- 2.5%
  FormFactor, Inc.+.....................     30,000         1,151,700
  KLA-Tencor Corp. .....................     55,300         3,140,487
  Tessera Technologies, Inc.+...........     39,500         1,624,635
                                                         ------------
                                                            5,916,822
                                                         ------------
TELECOM SERVICES -- 2.4%
  Amdocs, Ltd.+.........................     64,200         2,323,398
  Time Warner Telecom, Inc., Class A+...    176,700         3,454,485
                                                         ------------
                                                            5,777,883
                                                         ------------
TELECOMMUNICATION EQUIPMENT -- 1.0%
  Harris Corp. .........................     45,600         2,502,528
                                                         ------------
TRANSACTIONAL SOFTWARE -- 2.1%
  VeriFone Holdings, Inc.+..............    135,127         4,919,974
                                                         ------------
VETERINARY DIAGNOSTICS -- 1.3%
  VCA Antech, Inc.+.....................     78,700         3,096,058
                                                         ------------
WIRE & CABLE PRODUCTS -- 2.8%
  General Cable Corp.+..................     83,400         6,630,300
                                                         ------------
WIRELESS EQUIPMENT -- 1.0%
  American Tower Corp.+.................     59,400         2,474,604
                                                         ------------
X-RAY EQUIPMENT -- 0.8%
  Hologic, Inc.+........................     39,000         2,020,200
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $229,291,336)...................                  234,946,918
                                                         ------------
REPURCHASE AGREEMENT -- 1.3%
Agreement with State Street Bank & Trust
  Co., bearing interest at 3.00%, dated
  07/31/07, to be repurchased 08/01/07
  in the amount of $3,181,265 and
  collateralized by Federal Home Loan
  Bank Notes, bearing interest at 5.00%
  due 08/15/07 and having approximate
  value of $3,245,288
  (cost $3,181,000).....................  $3,181,000        3,181,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $232,472,336)(1)................       99.6%      238,127,918
Other assets less liabilities...........        0.4         1,015,826
                                          ---------      ------------
NET ASSETS..............................      100.0%     $239,143,744
                                          =========      ============

------------
+    Non-income producing security
#   See Note 1
(1)  See Note 5 for cost of investments on a tax basis
ADR -- American Depository Receipt

See Notes to Financials Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Finance-Investment Banker/Broker...........................   7.0%
Commercial Services-Finance................................   5.9
Physical Therapy/Rehabilitation Centers....................   5.3
Commercial Services........................................   4.6
Data Processing/Management.................................   4.6
Telecom Services...........................................   3.9
Retail-Restaurants.........................................   3.3
Retail-Petroleum Products..................................   3.1
Insurance-Multi-line.......................................   2.8
E-Commerce/Products........................................   2.6
Medical Products...........................................   2.6
Repurchase Agreements......................................   2.6
Water......................................................   2.5
Retirement/Aged Care.......................................   2.3
Transactional Software.....................................   2.3
Retail-Apparel/Shoe........................................   2.1
Finance-Credit Card........................................   2.0
Food-Retail................................................   1.9
Internet Security..........................................   1.9
Cable TV...................................................   1.8
X-Ray Equipment............................................   1.8
Medical-Generic Drugs......................................   1.7
Applications Software......................................   1.6
Human Resources............................................   1.6
Rental Auto/Equipment......................................   1.6
Computers-Memory Devices...................................   1.5
Decision Support Software..................................   1.5
Medical Labs & Testing Services............................   1.5
Retail-Office Supplies.....................................   1.5
Food-Confectionery.........................................   1.4
Medical-HMO................................................   1.4
Retail-Consumer Electronics................................   1.4
Electric Products-Misc. ...................................   1.3
Electronic Components-Misc. ...............................   1.3
Real Estate Investment Trusts..............................   1.3
Computer Aided Design......................................   1.2
Electronic Components-Semiconductors.......................   1.1
Hotels/Motels..............................................   1.1
Insurance-Property/Casualty................................   1.1
Internet Infrastructure Equipment..........................   1.1
Medical-Hospitals..........................................   1.1
Airlines...................................................   1.0
Computer Graphics..........................................   0.8
Research & Development.....................................   0.8
Casino Services............................................   0.7
Distribution/Wholesale.....................................   0.7
Banks-Commercial...........................................   0.6
Building & Construction Products-Misc. ....................   0.5
Internet Connectivity Services.............................   0.5
                                                             ----
                                                             99.8%
                                                             ====

------------
* Calculated as a percentage of net assets

---------------------

SUNAMERICA SERIES TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JANUARY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION              SHARES          (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 97.2%
AIRLINES -- 1.0%
  Alaska Air Group, Inc.+..............      71,800      $  1,675,094
                                                         ------------
APPLICATIONS SOFTWARE -- 1.6%
  American Reprographics Co.+..........     111,700         2,783,564
                                                         ------------
BANKS-COMMERCIAL -- 0.6%
  Whitney Holding Corp. ...............      43,300         1,082,067
                                                         ------------
BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.5%
  NCI Building Systems, Inc.+..........      16,000           773,760
                                                         ------------
CABLE TV -- 1.8%
  Time Warner Cable, Inc., Class A+....      78,200         2,988,804
                                                         ------------
CASINO SERVICES -- 0.7%
  Shuffle Master, Inc.+................      86,000         1,249,580
                                                         ------------
COMMERCIAL SERVICES -- 4.6%
  AerCap Holdings NV+..................     118,800         3,084,048
  Iron Mountain, Inc.+.................     178,100         4,771,299
                                                         ------------
                                                            7,855,347
                                                         ------------
COMMERCIAL SERVICES-FINANCE -- 5.9%
  Euronet Worldwide, Inc.+.............     121,400         3,084,774
  Jackson Hewitt Tax Service, Inc. ....     139,900         3,805,280
  Moody's Corp. .......................      56,800         3,055,840
                                                         ------------
                                                            9,945,894
                                                         ------------
COMPUTER AIDED DESIGN -- 1.2%
  Aspen Technology, Inc.+..............     169,600         2,103,040
                                                         ------------
COMPUTER GRAPHICS -- 0.8%
  Trident Microsystems, Inc.+..........      91,500         1,391,715
                                                         ------------
COMPUTERS-MEMORY DEVICES -- 1.5%
  Network Appliance, Inc.+.............      88,400         2,505,256
                                                         ------------
DATA PROCESSING/MANAGEMENT -- 4.6%
  Global Payments, Inc. ...............     102,700         3,840,980
  MoneyGram International, Inc. .......     152,300         3,897,357
                                                         ------------
                                                            7,738,337
                                                         ------------
DECISION SUPPORT SOFTWARE -- 1.5%
  Cognos, Inc.+........................      63,200         2,535,584
                                                         ------------
DISTRIBUTION/WHOLESALE -- 0.7%
  WESCO International, Inc.+...........      22,600         1,210,230
                                                         ------------
E-COMMERCE/PRODUCTS -- 2.6%
  NutriSystem, Inc.+...................      79,100         4,407,452
                                                         ------------
ELECTRIC PRODUCTS-MISC. -- 1.3%
  Molex, Inc. .........................      77,900         2,207,686
                                                         ------------
ELECTRONIC COMPONENTS-MISC. -- 1.3%
  Daktronics, Inc. ....................     106,900         2,272,694
                                                         ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.1%
  QLogic Corp.+........................      92,300         1,226,667
  SiRF Technology Holdings, Inc.+......      28,200           661,008
                                                         ------------
                                                            1,887,675
                                                         ------------
FINANCE-CREDIT CARD -- 2.0%
  Discover Financial Services+.........     147,800         3,406,790
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION              SHARES          (NOTE 3)
FINANCE-INVESTMENT BANKER/BROKER -- 7.0%
  E*TRADE Financial Corp.+.............     189,600      $  3,511,392
  MF Global, Ltd.+.....................     127,200         3,171,096
  optionsXpress Holdings, Inc. ........      83,800         2,095,838
  TD Ameritrade Holding Corp.+.........     181,300         3,073,035
                                                         ------------
                                                           11,851,361
                                                         ------------
FOOD-CONFECTIONERY -- 1.4%
  The Hershey Co. .....................      49,700         2,291,170
                                                         ------------
FOOD-RETAIL -- 1.9%
  Whole Foods Market, Inc. ............      87,500         3,241,000
                                                         ------------
HOTEL/MOTEL -- 1.1%
  Home Inns & Hotels Management, Inc.
    ADR+...............................      60,200         1,828,876
                                                         ------------
HUMAN RESOURCES -- 1.6%
  Robert Half International, Inc. .....      81,400         2,766,786
                                                         ------------
INSURANCE-MULTI-LINE -- 2.8%
  HCC Insurance Holdings, Inc. ........     159,700         4,676,016
                                                         ------------
INSURANCE-PROPERTY/CASUALTY -- 1.1%
  OneBeacon Insurance Group, Ltd. .....      80,300         1,854,930
                                                         ------------
INTERNET CONNECTIVITY SERVICES -- 0.5%
  NDS Group PLC ADR+...................      18,300           800,076
                                                         ------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 1.1%
  Avocent Corp.+.......................      67,900         1,857,065
                                                         ------------
INTERNET SECURITY -- 1.9%
  CheckFree Corp.+.....................      89,300         3,289,812
                                                         ------------
MEDICAL LABS & TESTING SERVICES -- 1.5%
  Quest Diagnostics, Inc. .............      46,000         2,551,620
                                                         ------------
MEDICAL PRODUCTS -- 2.6%
  PSS World Medical, Inc.+.............      46,100           794,303
  Varian Medical Systems, Inc.+........      87,800         3,582,240
                                                         ------------
                                                            4,376,543
                                                         ------------
MEDICAL-GENERIC DRUGS -- 1.7%
  Barr Pharmaceuticals, Inc.+..........      55,200         2,827,344
                                                         ------------
MEDICAL-HMO -- 1.4%
  Magellan Health Services, Inc.+......      55,500         2,321,010
                                                         ------------
MEDICAL-HOSPITALS -- 1.1%
  Health Management Assoc., Inc. Class
    A..................................     237,800         1,916,668
                                                         ------------
PHYSICAL THERAPY/REHABILITATION CENTERS -- 5.3%
  Healthsouth Corp.+...................     148,300         2,343,140
  Psychiatric Solutions, Inc.+.........     195,400         6,661,186
                                                         ------------
                                                            9,004,326
                                                         ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.3%
  Public Storage, Inc. ................      32,300         2,263,907
                                                         ------------
RENTAL AUTO/EQUIPMENT -- 1.6%
  RSC Holdings, Inc.+..................     128,400         2,725,932
                                                         ------------
RESEARCH & DEVELOPMENT -- 0.8%
  Pharmaceutical Product Development,
    Inc. ..............................      40,300         1,350,050
                                                         ------------
RETAIL-APPAREL/SHOE -- 2.1%
  American Eagle Outfitters, Inc. .....     109,400         2,654,044
  The Children's Place Retail Stores,
    Inc.+..............................      24,100           822,051
                                                         ------------
                                                            3,476,095
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST AGGRESSIVE GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION              SHARES          (NOTE 3)
---------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 1.4%
  Best Buy Co., Inc. ..................      53,900      $  2,403,401
                                                         ------------
RETAIL-OFFICE SUPPLIES -- 1.5%
  Office Depot, Inc.+..................     100,700         2,513,472
                                                         ------------
RETAIL-PETROLEUM PRODUCTS -- 3.1%
  World Fuel Services Corp. ...........     126,900         5,188,941
RETAIL-RESTAURANTS -- 3.3%
  Panera Bread Co., Class A+...........      46,100         1,873,504
  Starbucks Corp.+.....................     142,000         3,788,560
                                                         ------------
                                                            5,662,064
                                                         ------------
RETIREMENT/AGED CARE -- 2.3%
  Brookdale Senior Living, Inc. .......      95,200         3,808,952
                                                         ------------
TELECOM SERVICES -- 3.9%
  NeuStar Inc., Class A+...............     164,000         4,729,760
  Time Warner Telecom, Inc., Class
    A+.................................      96,400         1,884,620
                                                         ------------
                                                            6,614,380
                                                         ------------
TRANSACTIONAL SOFTWARE -- 2.3%
  ACI Worldwide Inc.+..................      27,400           836,522
  VeriFone Holdings, Inc.+.............      85,100         3,098,491
                                                         ------------
                                                            3,935,013
                                                         ------------

---------------------------------------------------------------------
                                          SHARES/
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION              AMOUNT          (NOTE 3)
RETAIL-CONSUMER ELECTRONICS (CONTINUED)
WATER -- 2.5%
  Aqua America, Inc. ..................     190,800      $  4,174,704
                                                         ------------
X-RAY EQUIPMENT -- 1.8%
  Hologic, Inc.+.......................      60,300         3,123,540
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $173,391,296)..................                   164,715,623
                                                         ------------
REPURCHASE AGREEMENT -- 2.6%
  State Street Bank & Trust Co.
    Joint Repurchase Agreement(2)
    (cost $4,394,000)..................  $4,394,000         4,394,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $177,785,296)(1)...............        99.8%      169,109,623
Other assets less liabilities..........         0.2           404,162
                                         ----------      ------------
NET ASSETS.............................       100.0%     $169,513,785
                                         ==========      ============

------------
+    Non-income producing security
(1)  See Note 5 for cost of investments on a tax basis
(2)  See Note 3 for details of Joint Repurchase Agreements.
ADR  -- American Depository Receipt

See Notes to Financials Statements

---------------------

SUNAMERICA SERIES TRUST GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Repurchase Agreements.....................................    3.7%
Medical-Biomedical/Gene...................................    3.5
Networking Products.......................................    3.4
Insurance-Property/Casualty...............................    3.0
Consulting Services.......................................    2.8
Semiconductor Equipment...................................    2.8
Enterprise Software/Service...............................    2.6
Medical-Drugs.............................................    2.6
Oil-Field Services........................................    2.6
Telecommunication Equipment...............................    2.1
Computer Services.........................................    1.8
Electronic Measurement Instruments........................    1.8
Finance-Investment Banker/Broker..........................    1.8
Footwear & Related Apparel................................    1.8
Instruments-Controls......................................    1.6
Schools...................................................    1.6
Engineering/R&D Services..................................    1.5
Firearms & Ammunition.....................................    1.5
Medical-HMO...............................................    1.5
Web Hosting/Design........................................    1.5
Internet Security.........................................    1.4
Retail-Apparel/Shoe.......................................    1.4
Advanced Materials........................................    1.3
Commercial Services-Finance...............................    1.3
Decision Support Software.................................    1.3
Diagnostic Equipment......................................    1.3
E-Services/Consulting.....................................    1.3
Human Resources...........................................    1.3
Medical Instruments.......................................    1.3
Retail-Computer Equipment.................................    1.3
Telecom Equipment-Fiber Optics............................    1.3
Applications Software.....................................    1.2
Physical Therapy/Rehabilitation Centers...................    1.2
Aerospace/Defense.........................................    1.1
Diagnostic Kits...........................................    1.1
Internet Infrastructure Software..........................    1.1
Therapeutics..............................................    1.1
Wire & Cable Products.....................................    1.1
Advertising Services......................................    1.0
Auction Houses/Art Dealers................................    1.0
Banks-Commercial..........................................    1.0
Chemicals-Specialty.......................................    1.0
Computers-Integrated Systems..............................    1.0
Physicians Practice Management............................    1.0
Transport-Marine..........................................    1.0
Cellular Telecom..........................................    0.9
Intimate Apparel..........................................    0.9
Building-Heavy Construction...............................    0.8
Data Processing/Management................................    0.8
E-Commerce/Services.......................................    0.8
Hazardous Waste Disposal..................................    0.8
Machinery-General Industrial..............................    0.8
Medical Information Systems...............................    0.8
Recreational Centers......................................    0.8
Wireless Equipment........................................    0.8
Casino Services...........................................    0.7
Computer Aided Design.....................................    0.7
Dental Supplies & Equipment...............................    0.7
Diversified Operations/Commercial Services................    0.7
Electric Products-Misc. ..................................    0.7
Electronic Components-Misc. ..............................    0.7
Filtration/Separation Products............................    0.7
Insurance-Reinsurance.....................................    0.7%
Internet Content-Information/News.........................    0.7
Retail-Restaurants........................................    0.7
Transactional Software....................................    0.7
X-Ray Equipment...........................................    0.7
Cosmetics & Toiletries....................................    0.6
Aerospace/Defense-Equipment...............................    0.5
Apparel Manufacturers.....................................    0.5
Audio/Video Products......................................    0.5
Batteries/Battery Systems.................................    0.5
Containers-Metal/Glass....................................    0.5
E-Commerce/Products.......................................    0.5
Electronic Design Automation..............................    0.5
Industrial Audio & Video Products.........................    0.5
Investment Management/Advisor Services....................    0.5
Medical Products..........................................    0.5
Motion Pictures & Services................................    0.5
Multimedia................................................    0.5
Retail-Sporting Goods.....................................    0.5
Wound, Burn & Skin Care...................................    0.5
Electronic Components-Semiconductors......................    0.4
Retail-Bookstore..........................................    0.4
Web Portals/ISP...........................................    0.4
Auto/Truck Parts & Equipment-Replacement..................    0.3
Computers-Memory Devices..................................    0.2
                                                            -----
                                                            100.8%
                                                            =====

------------
* Calculated as a percentage of net assets
                                                           ---------------------

SUNAMERICA SERIES TRUST GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                             VALUE
        SECURITY DESCRIPTION                SHARES         (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 97.1%
ADVANCED MATERIALS -- 1.3%
  Ceradyne, Inc.+....................         12,800      $   955,264
                                                          -----------
ADVERTISING SERVICES -- 1.0%
  inVentiv Health, Inc.+.............         21,700          769,916
                                                          -----------
AEROSPACE/DEFENSE -- 1.1%
  United Industrial Corp. ...........         12,700          802,132
                                                          -----------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.5%
  Elbit Systems, Ltd. ...............          9,500          380,570
                                                          -----------
APPAREL MANUFACTURER -- 0.5%
  Phillips-Van Heusen................          7,200          374,832
                                                          -----------
APPLICATIONS SOFTWARE -- 1.2%
  Applix, Inc.+......................         13,100          189,819
  EPIQ Systems, Inc.+................         10,050          171,353
  Progress Software Corp.+...........         18,700          565,675
                                                          -----------
                                                              926,847
                                                          -----------
AUCTION HOUSE/ART DEALER -- 1.0%
  Sotheby's..........................         17,100          731,025
                                                          -----------
AUDIO/VIDEO PRODUCTS -- 0.5%
  Tivo, Inc.+........................         65,000          357,500
                                                          -----------
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT -- 0.3%
  Aftermarket Technology Corp.+......          8,600          261,010
                                                          -----------
BANKS-COMMERCIAL -- 1.0%
  SVB Financial Group+...............         15,000          790,200
                                                          -----------
BATTERIES/BATTERY SYSTEMS -- 0.5%
  Energy Conversion Devices, Inc.+...         11,500          343,275
                                                          -----------
BUILDING-HEAVY CONSTRUCTION -- 0.8%
  Perini Corp.+......................         10,200          626,382
                                                          -----------
CASINO SERVICES -- 0.7%
  Bally Technologies, Inc.+..........         22,800          560,880
                                                          -----------
CELLULAR TELECOM -- 0.9%
  Dobson Communications Corp., Class
    A+...............................         56,600          704,670
                                                          -----------
CHEMICALS-SPECIALTY -- 1.0%
  Terra Industries, Inc.+............         32,100          787,413
                                                          -----------
COMMERCIAL SERVICES-FINANCE -- 1.3%
  Deluxe Corp. ......................          9,800          370,048
  Morningstar, Inc.+.................         12,300          602,454
                                                          -----------
                                                              972,502
                                                          -----------
COMPUTER AIDED DESIGN -- 0.7%
  Aspen Technology, Inc.+............         44,200          548,080
                                                          -----------
COMPUTER SERVICES -- 1.8%
  FactSet Research Systems, Inc. ....         12,400          818,276
  Manhattan Associates, Inc.+........         20,600          574,122
                                                          -----------
                                                            1,392,398
                                                          -----------
COMPUTERS-INTEGRATED SYSTEMS -- 1.0%
  Micros Systems, Inc.+..............         14,600          777,888
                                                          -----------
COMPUTERS-MEMORY DEVICES -- 0.2%
  Data Domain, Inc.+.................          6,400          158,784
                                                          -----------
CONSULTING SERVICES -- 2.8%
  FTI Consulting, Inc.+..............         24,900      $ 1,021,647
  Huron Consulting Group, Inc.+......          7,800          529,854

---------------------------------------------------------------------
                                                             VALUE
        SECURITY DESCRIPTION                SHARES         (NOTE 3)
CONSULTING SERVICES (CONTINUED)
  Watson Wyatt Worldwide, Inc., Class
    A................................         12,700      $   565,785
                                                          -----------
                                                            2,117,286
                                                          -----------
CONTAINERS-METAL/GLASS -- 0.5%
  Silgan Holdings, Inc. .............          6,900          356,178
                                                          -----------
COSMETICS & TOILETRIES -- 0.6%
  Bare Escentuals, Inc.+.............         17,000          479,570
                                                          -----------
DATA PROCESSING/MANAGEMENT -- 0.8%
  Commvault Systems, Inc.+...........         34,700          589,206
                                                          -----------
DECISION SUPPORT SOFTWARE -- 1.3%
  Interactive Intelligence, Inc.+....         20,500          424,145
  SPSS, Inc.+........................         13,000          533,520
                                                          -----------
                                                              957,665
                                                          -----------
DENTAL SUPPLIES & EQUIPMENT -- 0.7%
  Align Technology, Inc.+............         20,700          540,270
                                                          -----------
DIAGNOSTIC EQUIPMENT -- 1.3%
  Immucor, Inc.+.....................         32,000          997,120
                                                          -----------
DIAGNOSTIC KITS -- 1.1%
  Dade Behring Holdings, Inc. .......         10,700          800,895
                                                          -----------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.7%
  Chemed Corp. ......................          8,700          550,536
                                                          -----------
E-COMMERCE/PRODUCTS -- 0.5%
  NutriSystem, Inc.+.................          7,000          390,040
                                                          -----------
E-COMMERCE/SERVICES -- 0.8%
  priceline.com, Inc.+...............          9,500          606,100
                                                          -----------
E-SERVICES/CONSULTING -- 1.3%
  GSI Commerce, Inc.+................         42,900          954,954
                                                          -----------
ELECTRIC PRODUCTS-MISC. -- 0.7%
  GrafTech International, Ltd.+......         36,100          559,189
                                                          -----------
ELECTRONIC COMPONENTS-MISC. -- 0.7%
  Plexus Corp.+......................         23,000          557,750
                                                          -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.4%
  Amkor Technology, Inc.+............         27,000          333,720
                                                          -----------
ELECTRONIC DESIGN AUTOMATION -- 0.5%
  Ansoft Corp.+......................         14,500          366,705
                                                          -----------
ELECTRONIC MEASUREMENT INSTRUMENTS -- 1.8%
  Flir Systems, Inc.+................         14,500          632,925
  Itron, Inc.+.......................          9,300          738,699
                                                          -----------
                                                            1,371,624
                                                          -----------
ENGINEERING/R&D SERVICES -- 1.5%
  EMCOR Group, Inc.+.................         16,100          577,990
  Foster Wheeler, Ltd.+..............          5,000          561,950
                                                          -----------
                                                            1,139,940
                                                          -----------
ENTERPRISE SOFTWARE/SERVICE -- 2.6%
  Advent Software, Inc.+.............         18,000          684,540
  Epicor Software Corp.+.............         27,500          359,150
  Informatica Corp.+.................         26,700          372,198
  Sybase, Inc.+......................         23,500          557,420
                                                          -----------
                                                            1,973,308
                                                          -----------
FILTRATION/SEPARATION PRODUCTS -- 0.7%
  Clarcor, Inc. .....................         16,100          560,119
                                                          -----------

---------------------

SUNAMERICA SERIES TRUST GROWTH OPPORTUNITIES PORTFOLIO

--------------------------------------------------------------------------------

                                                             VALUE
        SECURITY DESCRIPTION                SHARES         (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FINANCE-INVESTMENT BANKER/BROKER -- 1.8%
  GFI Group, Inc.+...................         13,300      $   991,116
  Investment Technology Group,
    Inc.+............................          8,800          351,648
                                                          -----------
                                                            1,342,764
                                                          -----------
FIREARMS & AMMUNITION -- 1.5%
  Smith & Wesson Holding Corp.+......         59,900        1,126,120
                                                          -----------
FOOTWEAR & RELATED APPAREL -- 1.8%
  CROCS, Inc.+.......................         13,500          800,820
  Deckers Outdoor Corp.+.............          5,400          556,740
                                                          -----------
                                                            1,357,560
                                                          -----------
HAZARDOUS WASTE DISPOSAL -- 0.8%
  American Ecology Corp. ............         28,200          574,716
                                                          -----------
HUMAN RESOURCES -- 1.3%
  Emergency Medical Services Corp.
    Class A+.........................          9,800          382,298
  Heidrick & Struggles International,
    Inc.+............................         11,800          634,132
                                                          -----------
                                                            1,016,430
                                                          -----------
INDUSTRIAL AUDIO & VIDEO PRODUCTS -- 0.5%
  Dolby Laboratories, Inc., Class
    A+...............................         12,100          402,446
                                                          -----------
INSTRUMENTS-CONTROLS -- 1.6%
  Mettler Toledo International,
    Inc.+............................          6,000          570,960
  Woodward Governor Co. .............         10,600          612,150
                                                          -----------
                                                            1,183,110
                                                          -----------
INSURANCE-PROPERTY/CASUALTY -- 3.0%
  American Physicians Capital,
    Inc.+............................         10,200          386,784
  Infinity Property & Casualty
    Corp. ...........................         11,700          515,268
  Navigators Group, Inc.+............          8,250          431,557
  SeaBright Insurance Holdings,
    Inc.+............................         21,500          389,795
  Zenith National Insurance Corp. ...         13,500          544,860
                                                          -----------
                                                            2,268,264
                                                          -----------
INSURANCE-REINSURANCE -- 0.7%
  Aspen Insurance Holdings, Ltd. ....         21,400          523,230
                                                          -----------
INTERNET CONTENT-INFORMATION/NEWS -- 0.7%
  Baidu.com ADR+.....................          2,700          545,346
                                                          -----------
INTERNET INFRASTRUCTURE SOFTWARE -- 1.1%
  F5 Networks, Inc.+.................          9,400          814,886
                                                          -----------
INTERNET SECURITY -- 1.4%
  VASCO Data Security International,
    Inc.+............................         41,300        1,093,211
                                                          -----------
INTIMATE APPAREL -- 0.9%
  The Warnaco Group, Inc.+...........         19,800          714,978
                                                          -----------
INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.5%
  Affiliated Managers Group, Inc.+...          3,300          372,900
                                                          -----------
MACHINERY-GENERAL INDUSTRIAL -- 0.8%
  Wabtec Corp. ......................         14,200          579,928
                                                          -----------
MEDICAL INFORMATION SYSTEMS -- 0.8%
  Phase Forward, Inc.+...............         35,500          610,245
                                                          -----------
MEDICAL INSTRUMENTS -- 1.3%
  Kyphon, Inc.+......................         14,500          951,490
                                                          -----------
MEDICAL PRODUCTS -- 0.5%
  Metabolix, Inc.+...................         17,400          382,626
                                                          -----------

---------------------------------------------------------------------
                                                             VALUE
        SECURITY DESCRIPTION                SHARES         (NOTE 3)
MEDICAL-BIOMEDICAL/GENE -- 3.5%
  Affymetrix, Inc.+..................         30,400      $   741,152
  Exelixis, Inc.+....................         38,300          371,127
  Genomic Health, Inc.+..............         46,000          915,400
  InterMune, Inc.+...................         13,000          277,550
  Savient Pharmaceuticals, Inc.+.....         30,300          358,752
                                                          -----------
                                                            2,663,981
                                                          -----------
MEDICAL-DRUGS -- 2.6%
  Adams Respiratory Therapeutics,
    Inc.+............................         14,700          544,047
  Medicis Pharmaceutical Corp., Class
    A................................         11,600          330,948
  Sciele Pharma, Inc.+...............         23,800          551,922
  Shire PLC ADR......................          7,800          575,562
                                                          -----------
                                                            2,002,479
                                                          -----------
MEDICAL-HMO -- 1.5%
  AMERIGROUP Corp.+..................         28,200          780,576
  WellCare Health Plans, Inc.+.......          3,900          394,914
                                                          -----------
                                                            1,175,490
                                                          -----------
MOTION PICTURES & SERVICES -- 0.5%
  Macrovision Corp.+.................         15,500          368,590
                                                          -----------
MULTIMEDIA -- 0.5%
  Meredith Corp. ....................          6,100          344,589
                                                          -----------
NETWORKING PRODUCTS -- 3.4%
  Anixter International, Inc.+.......          9,200          760,380
  Foundry Networks, Inc.+............         42,500          747,575
  Polycom, Inc.+.....................         18,500          572,945
  Switch & Data Facilities Co.,
    Inc.+............................         33,100          522,980
                                                          -----------
                                                            2,603,880
                                                          -----------
OIL-FIELD SERVICES -- 2.6%
  Core Laboratories NV+..............          8,100          871,803
  Global Industries, Ltd.+...........         13,900          360,010
  Oceaneering International, Inc.+...         13,800          775,008
                                                          -----------
                                                            2,006,821
                                                          -----------
PHYSICAL THERAPY/REHABILITATION CENTERS -- 1.2%
  Psychiatric Solutions, Inc.+.......         27,100          923,839
                                                          -----------
PHYSICIANS PRACTICE MANAGEMENT -- 1.0%
  Pediatrix Medical Group, Inc.+.....         14,050          758,138
                                                          -----------
RECREATIONAL CENTERS -- 0.8%
  Life Time Fitness, Inc.+...........         11,100          570,762
                                                          -----------
RETAIL-APPAREL/SHOE -- 1.4%
  Aeropostale, Inc.+.................         13,900          529,312
  Lululemon Athletica, Inc.+.........         17,200          552,808
                                                          -----------
                                                            1,082,120
                                                          -----------
RETAIL-BOOKSTORE -- 0.4%
  Barnes & Noble, Inc. ..............         10,200          342,210
                                                          -----------
RETAIL-COMPUTER EQUIPMENT -- 1.3%
  GameStop Corp., Class A+...........         23,900          964,365
                                                          -----------
RETAIL-RESTAURANTS -- 0.7%
  CKE Restaurants, Inc. .............         30,500          527,345
                                                          -----------
RETAIL-SPORTING GOODS -- 0.5%
  Zumiez, Inc.+......................          9,900          366,201
                                                          -----------
SCHOOLS -- 1.6%
  Capella Education Co.+.............         14,100          630,411
  ITT Educational Services, Inc.+....          5,400          570,564
                                                          -----------
                                                            1,200,975
                                                          -----------

                                                           ---------------------

SUNAMERICA SERIES TRUST GROWTH OPPORTUNITIES PORTFOLIO

--------------------------------------------------------------------------------

                                           SHARES/
                                          PRINCIPAL          VALUE
        SECURITY DESCRIPTION                AMOUNT         (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SEMICONDUCTOR EQUIPMENT -- 2.8%
  Tessera Technologies, Inc.+........         23,400      $   962,442
  Varian Semiconductor Equipment
    Associates, Inc.+................          9,650          453,550
  Verigy, Ltd.+......................         28,400          694,664
                                                          -----------
                                                            2,110,656
                                                          -----------
TELECOM EQUIPMENT-FIBER OPTICS -- 1.3%
  C-COR, Inc.+.......................         26,300          353,735
  Ciena Corp.+.......................         16,900          617,357
                                                          -----------
                                                              971,092
                                                          -----------
TELECOMMUNICATION EQUIPMENT -- 2.1%
  Arris Group, Inc.+.................         34,100          505,362
  CommScope, Inc.+...................         10,100          549,743
  Comtech Telecommunications Corp.+..         13,100          569,457
                                                          -----------
                                                            1,624,562
                                                          -----------
THERAPEUTICS -- 1.1%
  BioMarin Pharmaceutical, Inc.+.....         20,400          368,424
  United Therapeutics Corp.+.........          6,250          433,500
                                                          -----------
                                                              801,924
                                                          -----------
TRANSACTIONAL SOFTWARE -- 0.7%
  Synchronoss Technologies, Inc.+....         15,300          556,308
                                                          -----------
TRANSPORT-MARINE -- 1.0%
  DryShips, Inc. ....................         13,400          768,088
                                                          -----------
WEB HOSTING/DESIGN -- 1.5%
  Equinix, Inc.+.....................         12,900        1,121,139
                                                          -----------
WEB PORTALS/ISP -- 0.4%
  GigaMedia, Ltd.+...................         27,200          292,944
                                                          -----------
WIRE & CABLE PRODUCTS -- 1.1%
  General Cable Corp.+...............         10,100          802,950
                                                          -----------

---------------------------------------------------------------------
                                           SHARES/
                                          PRINCIPAL          VALUE
        SECURITY DESCRIPTION                AMOUNT         (NOTE 3)
WIRELESS EQUIPMENT -- 0.8%
  Ceragon Networks, Ltd.+............         41,100      $   587,319
                                                          -----------
WOUND, BURN & SKIN CARE -- 0.5%
  Obagi Medical Products, Inc.+......         22,700          384,311
                                                          -----------
X-RAY EQUIPMENT -- 0.7%
  Hologic, Inc.+.....................         10,500          543,900
                                                          -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $67,649,044).................                      73,750,971
                                                          -----------
REPURCHASE AGREEMENT -- 3.7%
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    3.00%, dated 07/31/07, to be
    repurchased 08/01/07 in the
    amount of $2,797,233 and
    collateralized by Federal Home
    Loan Mtg. Corp. Bonds, bearing
    interest at 5.40% due 03/17/21
    and having approximate value of
    $2,856,235
    (cost $2,797,000)................     $2,797,000        2,797,000
                                                          -----------
TOTAL INVESTMENTS
  (cost $70,446,044)(1)..............          100.8%      76,547,971
Liabilities in excess of other
  assets.............................           (0.8)        (610,515)
                                          ----------      -----------
NET ASSETS...........................          100.0%     $75,937,456
                                          ==========      ===========

------------
+    Non-income producing security
(1)  See Note 5 for cost of investments on a tax basis
ADR -- American Depository Receipt

See Notes to Financials Statements

---------------------

SUNAMERICA SERIES TRUST MARSICO FOCUSED GROWTH PORTFOLIO#

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Repurchase Agreements.....................................   10.4%
Casino Hotels.............................................    9.5
Medical-HMO...............................................    6.6
Computers.................................................    5.9
Oil-Field Services........................................    5.9
Aerospace/Defense.........................................    4.8
Transport-Rail............................................    4.8
Finance-Investment Banker/Broker..........................    4.4
Retail-Restaurants........................................    4.3
Telephone-Integrated......................................    4.0
Banks-Commercial..........................................    3.9
Cable TV..................................................    3.8
Medical-Biomedical/Gene...................................    3.6
Oil Companies-Integrated..................................    3.3
Auto-Cars/Light Trucks....................................    3.2
Agricultural Chemicals....................................    3.1
Retail-Building Products..................................    3.1
Web Portals/ISP...........................................    3.1
Electronic Components-Semiconductors......................    3.0
Retail-Drug Store.........................................    2.8
Banks-Super Regional......................................    1.9
Metal-Diversified.........................................    1.7
Real Estate Investment Trusts.............................    1.5
Oil & Gas Drilling........................................    0.9
Industrial Gases..........................................    0.8
                                                            -----
                                                            100.3%
                                                            =====

------------
*   Calculated as a percentage of net assets
#  See Note 1

                                                           ---------------------

SUNAMERICA SERIES TRUST MARSICO FOCUSED GROWTH PORTFOLIO#

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 89.9%
AEROSPACE/DEFENSE -- 4.8%
  General Dynamics Corp. .............       33,655      $  2,643,937
  Lockheed Martin Corp. ..............       43,851         4,318,446
                                                         ------------
                                                            6,962,383
                                                         ------------
AGRICULTURAL CHEMICALS -- 3.1%
  Monsanto Co. .......................       68,127         4,390,785
                                                         ------------
AUTO-CARS/LIGHT TRUCKS -- 3.2%
  Toyota Motor Co. ADR................       38,216         4,609,996
                                                         ------------
BANKS-COMMERCIAL -- 3.9%
  Industrial & Commercial Bank of
    China(2)..........................    9,198,000         5,609,654
                                                         ------------
BANKS-SUPER REGIONAL -- 1.9%
  Wells Fargo & Co. ..................       79,315         2,678,467
                                                         ------------
CABLE TV -- 3.8%
  Comcast Corp., Class A+.............      206,269         5,418,687
                                                         ------------
CASINO HOTELS -- 9.5%
  Las Vegas Sands Corp.+..............       53,868         4,699,983
  MGM Mirage, Inc.+...................       46,737         3,416,942
  Wynn Resorts, Ltd. .................       57,679         5,569,484
                                                         ------------
                                                           13,686,409
                                                         ------------
COMPUTERS -- 5.9%
  Apple, Inc.+........................       48,604         6,404,063
  Hewlett-Packard Co. ................       46,021         2,118,347
                                                         ------------
                                                            8,522,410
                                                         ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 3.0%
  Intel Corp. ........................      182,565         4,312,185
                                                         ------------
FINANCE-INVESTMENT BANKER/BROKER -- 4.4%
  The Goldman Sachs Group, Inc. ......       33,489         6,307,318
                                                         ------------
INDUSTRIAL GASES -- 0.8%
  Air Products & Chemicals, Inc. .....       12,514         1,080,834
                                                         ------------
MEDICAL-BIOMEDICAL/GENE -- 3.6%
  Genentech, Inc.+....................       69,491         5,168,741
                                                         ------------
MEDICAL-HMO -- 6.6%
  UnitedHealth Group, Inc. ...........      194,969         9,442,349
                                                         ------------
METAL-DIVERSIFIED -- 1.7%
  Freeport-McMoRan Copper & Gold,
    Inc. .............................       26,065         2,449,589
                                                         ------------
OIL & GAS DRILLING -- 0.9%
  Transocean, Inc.+...................       11,987         1,288,003
                                                         ------------
OIL COMPANIES-INTEGRATED -- 3.3%
  Petroleo Brasileiro SA ADR..........       72,944         4,734,066
                                                         ------------

---------------------------------------------------------------------
                                          SHARES/
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 3)
OIL-FIELD SERVICES -- 5.9%
  Schlumberger, Ltd. .................       89,665      $  8,493,069
                                                         ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.5%
  ProLogis............................       37,574         2,137,961
                                                         ------------
RETAIL-BUILDING PRODUCTS -- 3.1%
  Lowe's Cos., Inc. ..................      157,393         4,408,578
                                                         ------------
RETAIL-DRUG STORE -- 2.8%
  CVS Caremark Corp. .................      115,951         4,080,316
                                                         ------------
RETAIL-RESTAURANTS -- 4.3%
  McDonald's Corp. ...................      127,950         6,124,966
                                                         ------------
TELEPHONE-INTEGRATED -- 4.0%
  AT&T, Inc. .........................      146,805         5,748,884
                                                         ------------
TRANSPORT-RAIL -- 4.8%
  Burlington Northern Santa Fe
    Corp. ............................       39,579         3,251,019
  Union Pacific Corp. ................       30,189         3,596,717
                                                         ------------
                                                            6,847,736
                                                         ------------
WEB PORTALS/ISP -- 3.1%
  Google, Inc., Class A+..............        8,677         4,425,270
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $101,603,422).................                    128,928,656
                                                         ------------
REPURCHASE AGREEMENT -- 10.4%
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    3.00%, dated 07/31/07, to be
    repurchased 08/01/07 in the amount
    of $14,945,245 and collateralized
    by Federal Home Loan Mtg. Notes,
    bearing interest at 5.62% due
    08/16/07 and having approximate
    value of $15,246,787 (cost
    $14,944,000)......................  $14,944,000      $ 14,944,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $116,547,422) (1).............        100.3%      143,872,656
Liabilities in excess of other
  assets..............................         (0.3)         (392,099)
                                        -----------      ------------
NET ASSETS............................        100.0%     $143,480,557
                                        ===========      ============

------------
+    Non-income producing security
#   See Note 1
ADR  American Depository Receipt
(1)  See Note 5 for cost of investments on a tax basis.
(2) Security was valued using fair value procedures at July 31, 2007. See Note 3 regarding fair value pricing procedures for foreign equity securities.

See Notes to Financial Statements

---------------------

SUNAMERICA SERIES TRUST TECHNOLOGY PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Wireless Equipment........................................   11.3%
Repurchase Agreements.....................................    9.6
Semiconductor Equipment...................................    7.8
Electronic Components-Semiconductors......................    7.5
Computers.................................................    7.0
Enterprise Software/Service...............................    5.6
Cellular Telecom..........................................    4.9
Applications Software.....................................    3.9
Toys......................................................    3.9
Computer Services.........................................    3.7
Networking Products.......................................    3.5
Computers-Memory Devices..................................    3.1
Internet Security.........................................    2.9
Semiconductors Components-Integrated Circuits.............    2.4
Telecommunication Equipment...............................    2.3
Electronic Components-Misc. ..............................    2.2
Electronic Measurement Instruments........................    1.9
Web Portals/ISP...........................................    1.8
Computers-Integrated Systems..............................    1.7
E-Commerce/Products.......................................    1.5
E-Commerce/Services.......................................    1.4
Computer Aided Design.....................................    1.3
Electronic Design Automation..............................    1.3
Chemicals-Diversified.....................................    1.1
Internet Application Software.............................    1.1
Telecom Equipment-Fiber Optics............................    1.1
Consulting Services.......................................    1.0
Data Processing/Management................................    1.0
Internet Connectivity Services............................    1.0
Electronic Forms..........................................    0.9
Audio/Video Products......................................    0.8
Entertainment Software....................................    0.8
Cable TV..................................................    0.7
Telecom Services..........................................    0.7
Web Hosting/Design........................................    0.5
Computer Software.........................................    0.4
Electronic Connectors.....................................    0.4
Patient Monitoring Equipment..............................    0.4
Theaters..................................................    0.4
E-Services/Consulting.....................................    0.3
Identification Systems....................................    0.3
Medical Labs & Testing Services...........................    0.3
                                                            -----
                                                            105.7%
                                                            =====

------------
* Calculated as a percentage of net assets

                                                           ---------------------

SUNAMERICA SERIES TRUST TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                             VALUE
          SECURITY DESCRIPTION              SHARES         (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 96.1%
APPLICATIONS SOFTWARE -- 3.9%
  Citrix Systems, Inc.+.................      10,390      $   375,806
  Intuit, Inc.+.........................       8,790          251,745
  Microsoft Corp. ......................       9,820          284,682
  Nuance Communications, Inc.+..........       5,660           93,277
  Salesforce.com, Inc.+.................       9,180          356,735
  Satyam Computer Services, Ltd. ADR....       9,930          264,734
                                                          -----------
                                                            1,626,979
                                                          -----------
AUDIO/VIDEO PRODUCTS -- 0.8%
  Sony Corp. ADR........................       6,630          349,666
                                                          -----------
CABLE TV -- 0.7%
  Rogers Communications, Inc, Class B...       6,310          285,780
                                                          -----------
CELLULAR TELECOM -- 4.9%
  America Movil SAB de CV,
    Series L ADR........................       3,480          208,382
  Centennial Communications Corp.+......      12,610          129,000
  Leap Wireless International, Inc.+....       3,300          291,720
  Millicom International Cellular SA+...       8,920          716,276
  NII Holdings, Inc.+...................       8,540          717,531
                                                          -----------
                                                            2,062,909
                                                          -----------
CHEMICALS-DIVERSIFIED -- 1.1%
  Wacker Chemie AG(2)...................       1,950          474,419
                                                          -----------
COMPUTER AIDED DESIGN -- 1.3%
  Ansys, Inc.+..........................       7,080          184,363
  Autodesk, Inc.+.......................       8,390          355,484
                                                          -----------
                                                              539,847
                                                          -----------
COMPUTER SERVICES -- 3.7%
  Cognizant Technology Solutions Corp.,
    Class A+............................      11,630          941,797
  Computer Sciences Corp.+..............       3,140          174,835
  DST Systems, Inc.+....................       5,680          430,942
                                                          -----------
                                                            1,547,574
                                                          -----------
COMPUTER SOFTWARE -- 0.4%
  Omniture, Inc.+.......................       7,353          168,016
                                                          -----------
COMPUTERS -- 7.0%
  Apple, Inc.+..........................       7,630        1,005,329
  Hewlett-Packard Co. ..................       7,830          360,415
  Research In Motion, Ltd.+.............       7,340        1,570,760
                                                          -----------
                                                            2,936,504
                                                          -----------
COMPUTERS-INTEGRATED SYSTEMS -- 1.7%
  Micros Systems, Inc.+.................       3,230          172,094
  NCR Corp.+............................       5,120          267,367
  Riverbed Technology, Inc.+............       6,550          289,248
                                                          -----------
                                                              728,709
                                                          -----------
COMPUTERS-MEMORY DEVICES -- 3.1%
  EMC Corp.+............................      34,190          632,857
  SanDisk Corp.+........................       9,900          530,937
  Seagate Technology....................       5,980          140,590
                                                          -----------
                                                            1,304,384
                                                          -----------
CONSULTING SERVICES -- 1.0%
  Accenture Ltd., Class A...............       9,550          402,342
                                                          -----------

---------------------------------------------------------------------
                                                             VALUE
          SECURITY DESCRIPTION              SHARES         (NOTE 3)
DATA PROCESSING/MANAGEMENT -- 1.0%
  BladeLogic, Inc.+.....................         573      $    14,755
  Fiserv, Inc.+.........................       6,510          321,724
  NAVTEQ Corp.+.........................       1,435           77,676
                                                          -----------
                                                              414,155
                                                          -----------
E-COMMERCE/PRODUCTS -- 1.5%
  Amazon.com, Inc.+.....................       7,860          617,324
                                                          -----------
E-COMMERCE/SERVICES -- 1.4%
  eBay, Inc.+...........................      11,050          358,020
  priceline.com, Inc.+..................       3,400          216,920
                                                          -----------
                                                              574,940
                                                          -----------
E-SERVICES/CONSULTING -- 0.3%
  RightNow Technologies, Inc.+..........      10,310          136,092
                                                          -----------
ELECTRONIC COMPONENTS-MISC. -- 2.2%
  AU Optronics Corp. ADR................      24,280          410,818
  LG. Philips LCD Co., Ltd. ADR+........      22,310          515,584
                                                          -----------
                                                              926,402
                                                          -----------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 7.5%
  Infineon Technologies AG ADR+.........      12,410          203,152
  MEMC Electronic Materials, Inc.+......      16,670        1,022,204
  MIPS Technologies, Inc.+..............      10,520           93,102
  MoSys, Inc.+..........................      23,550          198,056
  National Semiconductor Corp. .........       8,440          219,356
  Nvidia Corp.+.........................      23,410        1,071,242
  PLX Technology, Inc.+.................      10,760          118,790
  Texas Instruments, Inc. ..............       6,060          213,251
                                                          -----------
                                                            3,139,153
                                                          -----------
ELECTRONIC CONNECTORS -- 0.4%
  Amphenol Corp., Class A...............       5,190          177,809
                                                          -----------
ELECTRONIC DESIGN AUTOMATION -- 1.3%
  Cadence Design Systems, Inc.+.........       8,600          184,040
  Comtech Group, Inc.+..................      10,050          142,911
  Magma Design Automation, Inc.+........      13,960          206,748
                                                          -----------
                                                              533,699
                                                          -----------
ELECTRONIC FORMS -- 0.9%
  Adobe Systems, Inc.+..................       8,880          357,775
                                                          -----------
ELECTRONIC MEASUREMENT INSTRUMENTS -- 1.9%
  Agilent Technologies, Inc.+...........       4,100          156,415
  Garmin, Ltd. .........................       7,450          625,055
                                                          -----------
                                                              781,470
                                                          -----------
ENTERPRISE SOFTWARE/SERVICE -- 5.6%
  BEA Systems, Inc.+....................      40,258          498,394
  BMC Software, Inc.+...................       5,560          159,683
  Business Objects SA ADR+..............       9,610          432,450
  CA, Inc. .............................      15,820          396,766
  Concur Technologies, Inc.+............       8,920          212,831
  Oracle Corp.+.........................      20,300          388,136
  SAP AG ADR............................       3,720          200,583
  Taleo Corp., Class A+.................       2,930           63,024
                                                          -----------
                                                            2,351,867
                                                          -----------
ENTERTAINMENT SOFTWARE -- 0.8%
  Activision, Inc.+.....................       8,760          149,884
  THQ, Inc.+............................       6,790          195,280
                                                          -----------
                                                              345,164
                                                          -----------

---------------------

SUNAMERICA SERIES TRUST TECHNOLOGY PORTFOLIO

--------------------------------------------------------------------------------

                                                             VALUE
          SECURITY DESCRIPTION              SHARES         (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
IDENTIFICATION SYSTEMS -- 0.3%
  Cogent, Inc.+.........................       8,100      $   107,811
                                                          -----------
INTERNET APPLICATION SOFTWARE -- 1.1%
  Vocus, Inc.+..........................      15,880          446,069
                                                          -----------
INTERNET CONNECTIVITY SERVICES -- 1.0%
  Cogent Communications Group, Inc.+....      14,500          415,860
                                                          -----------
INTERNET CONTENT-ENTERTAINMENT -- 0.0%
  Perfect World Co., Ltd. ADR+..........         429           10,339
                                                          -----------
INTERNET SECURITY -- 2.9%
  McAfee, Inc.+.........................      17,240          618,227
  Symantec Corp.+.......................      14,630          280,896
  VeriSign, Inc.+.......................      10,560          313,526
                                                          -----------
                                                            1,212,649
                                                          -----------
MEDICAL LABS & TESTING SERVICES -- 0.3%
  Quest Diagnostics, Inc. ..............       1,940          107,612
                                                          -----------
NETWORKING PRODUCTS -- 3.5%
  Atheros Communications, Inc.+.........      18,253          508,894
  Cisco Systems, Inc.+..................      11,530          333,332
  Juniper Networks, Inc.+...............       8,150          244,174
  Netgear, Inc.+........................      11,400          315,324
  Starent Networks Corp.+...............       3,950           71,574
                                                          -----------
                                                            1,473,298
                                                          -----------
PATIENT MONITORING EQUIPMENT -- 0.4%
  Mindray Medical International, Ltd.
    ADR.................................       5,830          180,730
                                                          -----------
SEMICONDUCTOR EQUIPMENT -- 7.8%
  ASML Holding NV+......................      21,310          629,924
  ATMI, Inc.+...........................      16,160          468,317
  KLA-Tencor Corp. .....................       7,250          411,727
  Lam Research Corp.+...................      15,030          869,335
  Tessera Technologies, Inc.+...........       8,770          360,710
  Verigy, Ltd.+.........................      21,860          534,696
                                                          -----------
                                                            3,274,709
                                                          -----------
SEMICONDUCTORS COMPONENTS-INTEGRATED CIRCUITS --2.4%
  Analog Devices, Inc. .................       3,690          130,811
  Hitte Microwave Corp.+................       2,960          119,051
  Maxim Integrated Products, Inc. ......       9,000          285,300
  Siliconware Precision Industries Co.
    ADR.................................      38,761          373,656
  Techwell, Inc.+.......................       7,559           94,336
                                                          -----------
                                                            1,003,154
                                                          -----------
TELECOM EQUIPMENT-FIBER OPTICS -- 1.1%
  Corning, Inc.+........................      19,690          469,410
                                                          -----------
TELECOM SERVICES -- 0.7%
  Knology, Inc.+........................      19,382          300,809
                                                          -----------

---------------------------------------------------------------------
                                           SHARES/
                                          PRINCIPAL          VALUE
          SECURITY DESCRIPTION              AMOUNT         (NOTE 3)
TELECOMMUNICATION EQUIPMENT -- 2.3%
  Comverse Technology, Inc.+............       7,690      $   148,186
  Harris Corp. .........................       8,210          450,565
  ShoreTel, Inc.+.......................      19,386          252,406
  Sirenza Microdevices, Inc.+...........      11,310          128,481
                                                          -----------
                                                              979,638
                                                          -----------
THEATER -- 0.4%
  National CineMedia, Inc.+.............       7,160          178,284
                                                          -----------
TOYS -- 3.9%
  Nintendo Co., Ltd.(2).................       3,290        1,611,097
                                                          -----------
WEB HOSTING/DESIGN -- 0.5%
  Equinix, Inc.+........................       2,320          201,631
                                                          -----------
WEB PORTALS/ISP -- 1.8%
  Google, Inc., Class A+................       1,500          765,000
                                                          -----------
WIRELESS EQUIPMENT -- 11.3%
  American Tower Corp., Class A+........      15,650          651,979
  Crown Castle International Corp.+.....      11,540          418,325
  Nokia Oyj ADR.........................      89,100        2,551,824
  SBA Communications Corp., Class A+....      19,470          648,740
  Sierra Wireless, Inc.+................      10,890          246,659
  Telefonaktiebolaget LM Ericsson ADR...       5,430          203,136
                                                          -----------
                                                            4,720,663
                                                          -----------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $38,007,487)....................                   40,241,742
                                                          -----------
REPURCHASE AGREEMENT -- 9.6%
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    3.00%, dated 07/31/07, to be
    repurchased 08/01/07 in the amount
    of $4,006,334 and collateralized by
    Federal National Mtg. Assoc. Bonds,
    bearing interest at 5.50% due
    05/10/27 and having approximate
    value of $4,087,238
    (cost $4,006,000)...................  $4,006,000        4,006,000
                                                          -----------
TOTAL INVESTMENTS
  (cost $42,013,487)(1).................       105.7%      44,247,742
Liabilities in excess of other assets...        (5.7)      (2,377,639)
                                          ----------      -----------
NET ASSETS..............................       100.0%     $41,870,103
                                          ==========      ===========

------------
+    Non-income producing security
(1)  See Note 5 for cost of investments on a tax basis.
(2) Security was valued using fair value procedures at July 31, 2007. See Note 3 regarding fair value pricing procedures for foreign equity securities.
ADR -- American Depository Receipt

See Notes to Financials Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST SMALL & MID CAP VALUE PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Banks-Commercial.........................................     5.5%
Chemicals-Specialty......................................     4.6
Electric-Integrated......................................     4.4
Repurchase Agreements....................................     4.0
Diversified Manufacturing Operations.....................     3.9
Auto/Truck Parts & Equipment-Original....................     3.2
Chemicals-Diversified....................................     3.1
Insurance-Reinsurance....................................     3.1
Transport-Truck..........................................     3.1
Real Estate Investment Trusts............................     2.9
Insurance-Property/Casualty..............................     2.8
Food-Wholesale/Distribution..............................     2.3
Telecommunication Equipment..............................     2.3
Containers-Metal/Glass...................................     2.1
Electronic Components-Semiconductors.....................     2.0
Oil-Field Services.......................................     1.8
Airlines.................................................     1.7
Instruments-Scientific...................................     1.7
Transport-Services.......................................     1.7
Distribution/Wholesale...................................     1.6
Electronic Components-Misc. .............................     1.6
Machine Tools & Related Products.........................     1.6
Metal Processors & Fabrication...........................     1.6
Savings & Loans/Thrifts..................................     1.6
Steel-Producers..........................................     1.6
Independent Power Producers..............................     1.5
Brewery..................................................     1.4
Food-Misc. ..............................................     1.4
Machinery-Electrical.....................................     1.4
Retail-Restaurants.......................................     1.4
Transport-Equipment & Leasing............................     1.4
Aerospace/Defense-Equipment..............................     1.3
Machinery-Construction & Mining..........................     1.3
Office Automation & Equipment............................     1.3
Tobacco..................................................     1.2
Engines-Internal Combustion..............................     1.1
Finance-Investment Banker/Broker.........................     1.1
Food-Retail..............................................     1.1
Insurance-Life/Health....................................     1.1
Insurance-Multi-line.....................................     1.1
Medical-HMO..............................................     1.1
Rental Auto/Equipment....................................     1.1
Machinery-Farming........................................     1.0
Medical-Hospitals........................................     1.0
Recycling................................................     1.0
Electronic Parts Distribution............................     0.9
Apparel Manufacturers....................................     0.8
Medical-Nursing Homes....................................     0.8
Financial Guarantee Insurance............................     0.6
Identification Systems...................................     0.6
Medical-Drugs............................................     0.6
Batteries/Battery Systems................................     0.5
Food-Meat Products.......................................     0.5
Miscellaneous Manufacturing..............................     0.5
Oil Companies-Integrated.................................     0.5
Resorts/Theme Parks......................................     0.5
Retail-Automobile........................................     0.5


Semiconductor Equipment..................................     0.5%
Building-Residential/Commercial..........................     0.4
Home Furnishings.........................................     0.4
Human Resources..........................................     0.4
Oil & Gas Drilling.......................................     0.4
Printing-Commercial......................................     0.4
Retail-Regional Department Stores........................     0.4
Retail-Office Supplies...................................     0.3
                                                           ------
                                                            100.6%
                                                           ======

------------
* Calculated as a percentage of net assets

---------------------

SUNAMERICA SERIES TRUST SMALL & MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK -- 96.6%
AEROSPACE/DEFENSE-EQUIPMENT -- 1.3%
  Goodrich Corp. .....................       78,000      $  4,906,980
                                                         ------------
AIRLINES -- 1.7%
  Alaska Air Group, Inc.+.............       88,700         2,069,371
  Continental Airlines, Inc., Class
    B+................................       86,700         2,731,917
  Skywest, Inc. ......................       75,300         1,679,943
                                                         ------------
                                                            6,481,231
                                                         ------------
APPAREL MANUFACTURER -- 0.8%
  VF Corp. ...........................       35,565         3,051,121
                                                         ------------
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 3.2%
  ArvinMeritor, Inc. .................      268,000         5,314,440
  Autoliv, Inc. ......................       31,000         1,733,830
  TRW Automotive Holdings Corp.+......      168,000         5,522,160
                                                         ------------
                                                           12,570,430
                                                         ------------
BANKS-COMMERCIAL -- 5.5%
  Central Pacific Financial Corp. ....      107,100         3,021,291
  Susquehanna Bancshares, Inc. .......      196,100         3,392,530
  The South Financial Group, Inc. ....      136,000         2,932,160
  Trustmark Corp. ....................      109,300         2,735,779
  UnionBanCal Corp. ..................       49,500         2,735,370
  Webster Financial Corp. ............      100,000         4,346,000
  Whitney Holding Corp. ..............       93,300         2,331,567
                                                         ------------
                                                           21,494,697
                                                         ------------
BATTERIES/BATTERY SYSTEMS -- 0.5%
  EnerSys+............................      112,000         2,027,200
                                                         ------------
BREWERY -- 1.4%
  Molson Coors Brewing Co., Class B...       62,000         5,514,280
                                                         ------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.4%
  KB Home Corp. ......................       43,000         1,367,830
                                                         ------------
CHEMICALS-DIVERSIFIED -- 3.1%
  Celanese Corp., Class A.............      167,300         6,273,750
  Rockwood Holdings, Inc.+............      171,300         5,925,267
                                                         ------------
                                                           12,199,017
                                                         ------------
CHEMICALS-SPECIALTY -- 4.6%
  Ashland, Inc. ......................       74,100         4,524,546
  Cytec Industries, Inc. .............       79,500         5,325,705
  Lubrizol Corp. .....................       95,400         5,977,764
  Methanex Corp. .....................       80,900         2,005,511
                                                         ------------
                                                           17,833,526
                                                         ------------
CONTAINERS-METAL/GLASS -- 2.1%
  Owens-Illinois, Inc.+...............       90,300         3,610,194
  Silgan Holdings, Inc. ..............       90,400         4,666,448
                                                         ------------
                                                            8,276,642
                                                         ------------
DISTRIBUTION/WHOLESALE -- 1.6%
  Tech Data Corp.+....................       39,300         1,472,571
  United Stationers, Inc.+............       76,300         4,863,362
                                                         ------------
                                                            6,335,933
                                                         ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 3.9%
  Acuity Brands, Inc. ................       64,500         3,811,950
  Cooper Industries, Ltd. Class A.....       86,600         4,582,872
  SPX Corp. ..........................       74,800         7,021,476
                                                         ------------
                                                           15,416,298
                                                         ------------

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 3)
ELECTRIC-INTEGRATED -- 4.4%
  Allegheny Energy, Inc.+.............       36,600      $  1,911,618
  Constellation Energy Group, Inc. ...       35,875         3,006,325
  Northeast Utilities.................      176,800         4,833,712
  Puget Energy, Inc. .................      171,000         3,958,650
  Wisconsin Energy Corp. .............       84,600         3,631,878
                                                         ------------
                                                           17,342,183
                                                         ------------
ELECTRONIC COMPONENTS-MISC. -- 1.6%
  AVX Corp. ..........................       49,200           786,708
  Sanmina-SCI Corp.+..................      329,400           905,850
  Vishay Intertechnology, Inc.+.......      288,000         4,466,880
                                                         ------------
                                                            6,159,438
                                                         ------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.0%
  Amkor Technology, Inc.+.............      139,000         1,718,040
  Spansion, Inc., Class A+............      196,000         2,079,560
  Zoran Corp.+........................      221,800         4,180,930
                                                         ------------
                                                            7,978,530
                                                         ------------
ELECTRONIC PARTS DISTRIBUTION -- 0.9%
  Arrow Electronics, Inc.+............       93,500         3,573,570
                                                         ------------
ENGINES-INTERNAL COMBUSTION -- 1.1%
  Briggs & Stratton Corp. ............      148,725         4,217,841
                                                         ------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.1%
  AG Edwards, Inc. ...................       50,900         4,115,774
                                                         ------------
FINANCIAL GUARANTEE INSURANCE -- 0.6%
  Radian Group, Inc. .................       65,000         2,191,150
                                                         ------------
FOOD-MEAT PRODUCTS -- 0.5%
  Smithfield Foods, Inc.+.............       63,900         1,984,734
                                                         ------------
FOOD-MISC. -- 1.4%
  Corn Products International,
    Inc. .............................      121,300         5,412,406
                                                         ------------
FOOD-RETAIL -- 1.1%
  Ruddick Corp. ......................      160,000         4,448,000
                                                         ------------
FOOD-WHOLESALE/DISTRIBUTION -- 2.3%
  Performance Food Group Co.+.........      175,600         5,032,696
  SUPERVALU, Inc. ....................       91,800         3,825,306
                                                         ------------
                                                            8,858,002
                                                         ------------
HOME FURNISHINGS -- 0.4%
  Furniture Brands International,
    Inc. .............................      129,900         1,431,498
                                                         ------------
HUMAN RESOURCES -- 0.4%
  Kelly Services, Inc., Class A.......       68,000         1,689,800
                                                         ------------
IDENTIFICATION SYSTEMS -- 0.6%
  Checkpoint Systems, Inc.+...........      102,800         2,371,596
                                                         ------------
INDEPENDENT POWER PRODUCER -- 1.5%
  Reliant Energy, Inc.+...............      221,800         5,695,824
                                                         ------------
INSTRUMENTS-SCIENTIFIC -- 1.7%
  PerkinElmer, Inc. ..................      232,400         6,467,692
                                                         ------------
INSURANCE-LIFE/HEALTH -- 1.1%
  StanCorp Financial Group, Inc. .....       95,600         4,489,376
                                                         ------------
INSURANCE-MULTI-LINE -- 1.1%
  Old Republic International Corp. ...      244,100         4,481,676
                                                         ------------

                                                           ---------------------

SUNAMERICA SERIES TRUST SMALL & MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INSURANCE-PROPERTY/CASUALTY -- 2.8%
  Arch Capital Group, Ltd.+...........       95,700      $  6,666,462
  Fidelity National Title Group, Inc.,
    Class A...........................      196,300         4,100,707
                                                         ------------
                                                           10,767,169
                                                         ------------
INSURANCE-REINSURANCE -- 3.1%
  Aspen Insurance Holdings, Ltd. .....      175,900         4,300,755
  PartnerRe, Ltd. ....................       13,200           937,596
  Platinum Underwriters Holdings,
    Ltd. .............................      162,900         5,408,280
  RenaissanceRe Holdings, Ltd. .......       24,800         1,426,000
                                                         ------------
                                                           12,072,631
                                                         ------------
MACHINE TOOLS & RELATED PRODUCTS -- 1.6%
  Kennametal, Inc. ...................       80,000         6,132,800
                                                         ------------
MACHINERY-CONSTRUCTION & MINING -- 1.3%
  Terex Corp.+........................       57,000         4,916,250
                                                         ------------
MACHINERY-ELECTRICAL -- 1.4%
  Regal-Beloit Corp. .................      107,400         5,447,328
                                                         ------------
MACHINERY-FARMING -- 1.0%
  AGCO Corp.+.........................      101,600         3,904,488
                                                         ------------
MEDICAL-DRUGS -- 0.6%
  Endo Pharmaceuticals Holdings,
    Inc.+.............................       44,936         1,528,273
  King Pharmaceuticals, Inc.+.........       42,200           717,822
                                                         ------------
                                                            2,246,095
                                                         ------------
MEDICAL-HMO -- 1.1%
  Molina Healthcare, Inc.+............      134,400         4,218,816
                                                         ------------
MEDICAL-HOSPITALS -- 1.0%
  LifePoint Hospitals, Inc.+..........       56,596         1,672,412
  Universal Health Services, Inc.,
    Class B...........................       40,900         2,144,796
                                                         ------------
                                                            3,817,208
                                                         ------------
MEDICAL-NURSING HOMES -- 0.8%
  Kindred Healthcare, Inc.+...........      110,000         2,945,800
                                                         ------------
METAL PROCESSORS & FABRICATION -- 1.6%
  Commercial Metals Co. ..............       68,600         2,115,624
  Mueller Industries, Inc. ...........      114,200         4,211,696
                                                         ------------
                                                            6,327,320
                                                         ------------
MISCELLANEOUS MANUFACTURING -- 0.5%
  AptarGroup, Inc. ...................       56,700         2,063,880
                                                         ------------
OFFICE AUTOMATION & EQUIPMENT -- 1.3%
  IKON Office Solutions, Inc. ........      372,800         5,167,008
                                                         ------------
OIL & GAS DRILLING -- 0.4%
  Rowan Cos., Inc. ...................       41,100         1,734,009
                                                         ------------
OIL COMPANIES-INTEGRATED -- 0.5%
  Hess Corp. .........................       29,100         1,780,920
                                                         ------------
OIL-FIELD SERVICES -- 1.8%
  Hanover Compressor Co.+.............      207,400         4,942,342
  Oil States International, Inc.+.....       51,000         2,230,740
                                                         ------------
                                                            7,173,082
                                                         ------------
PRINTING-COMMERCIAL -- 0.4%
  Quebecor World, Inc. ...............      134,000         1,549,040
                                                         ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.9%
  Ashford Hospitality Trust, Inc. ....      171,000         1,747,620
  Digital Realty Trust, Inc. .........       84,800         2,811,120

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES           (NOTE 3)
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
  FelCor Lodging Trust, Inc. .........      152,200      $  3,342,312
  Mid-America Apartment Communities,
    Inc. .............................       46,500         2,098,545
  Strategic Hotels & Resorts, Inc. ...       66,000         1,404,480
                                                         ------------
                                                           11,404,077
                                                         ------------
RECYCLING -- 1.0%
  Metal Management, Inc. .............       91,000      $  3,822,910
                                                         ------------
RENTAL AUTO/EQUIPMENT -- 1.1%
  Avis Budget Group, Inc.+............      174,400         4,476,848
                                                         ------------
RESORT/THEME PARK -- 0.5%
  Vail Resorts, Inc.+.................       35,500         1,901,025
                                                         ------------
RETAIL-AUTOMOBILE -- 0.5%
  AutoNation, Inc.+...................      101,392         1,975,116
                                                         ------------
RETAIL-OFFICE SUPPLIES -- 0.3%
  Office Depot, Inc.+.................       53,400         1,332,864
                                                         ------------
RETAIL-REGIONAL DEPARTMENT STORES -- 0.4%
  Dillard's, Inc., Class A............       58,000         1,733,620
                                                         ------------
RETAIL-RESTAURANTS -- 1.4%
  Jack in the Box, Inc.+..............       38,500         2,463,615
  Papa John's International, Inc.+....      115,400         3,165,422
                                                         ------------
                                                            5,629,037
                                                         ------------
SAVINGS & LOANS/THRIFTS -- 1.6%
  Astoria Financial Corp. ............      132,100         3,110,955
  Provident Financial Services,
    Inc. .............................      210,000         2,961,000
                                                         ------------
                                                            6,071,955
                                                         ------------
SEMICONDUCTOR EQUIPMENT -- 0.5%
  Teradyne, Inc.+.....................      115,000         1,804,350
                                                         ------------
STEEL-PRODUCERS -- 1.6%
  Chaparral Steel Co. ................       16,800         1,411,872
  Steel Dynamics, Inc. ...............      111,600         4,679,388
                                                         ------------
                                                            6,091,260
                                                         ------------
TELECOMMUNICATION EQUIPMENT -- 2.3%
  Andrew Corp.+.......................      314,900         4,427,494
  CommScope, Inc.+....................       85,500         4,653,765
                                                         ------------
                                                            9,081,259
                                                         ------------
TOBACCO -- 1.2%
  Universal Corp. ....................       88,300         4,875,043
                                                         ------------
TRANSPORT-EQUIPMENT & LEASING -- 1.4%
  GATX Corp. .........................      120,700         5,474,952
                                                         ------------
TRANSPORT-SERVICES -- 1.7%
  Laidlaw International, Inc. ........       60,800         2,067,200
  Ryder System, Inc. .................       86,000         4,675,820
                                                         ------------
                                                            6,743,020
                                                         ------------
TRANSPORT-TRUCK -- 3.1%
  Arkansas Best Corp. ................      102,000         3,675,060
  Con-way, Inc. ......................       90,650         4,477,204
  Werner Enterprises, Inc. ...........      200,700         3,901,608
                                                         ------------
                                                           12,053,872
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $334,994,926).................                    377,119,327
                                                         ------------

---------------------

SUNAMERICA SERIES TRUST SMALL & MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                          SHARES/
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT           (NOTE 3)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
REPURCHASE AGREEMENT -- 4.0%
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    3.00%, dated 07/31/07, to be
    repurchased 08/01/07 in the amount
    of $15,692,308 and collateralized
    by 16,565,000 of Federal National
    Mtg. Assoc. Bonds, bearing
    interest at 5.50% due 05/10/27 and
    having approximate value of
    $16,005,931 (cost $15,691,000)....  $15,691,000      $ 15,691,000
                                                         ------------
TOTAL INVESTMENTS
  (cost $350,685,926)(1)..............        100.6%      392,810,327
Liabilities in excess of other
  assets..............................         (0.6)       (2,523,341)
                                        -----------      ------------
NET ASSETS............................        100.0%     $390,286,986
                                        ===========      ============

------------
 +    Non-income producing security
(1)   See Note 5 for cost of investments on a tax basis.
ADR -- American Depository Receipt

See Notes to Financials Statements

                                                           ---------------------

SUNAMERICA SERIES TRUST INTERNATIONAL GROWTH AND INCOME PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Banks-Commercial..........................................   19.9%
Oil Companies-Integrated..................................    8.2
Insurance-Multi-line......................................    6.4
Electric-Integrated.......................................    4.0
Auto-Cars/Light Trucks....................................    3.8
Steel-Producers...........................................    3.6
Medical-Drugs.............................................    3.5
Food-Misc. ...............................................    2.8
Finance-Investment Banker/Broker..........................    2.7
Telephone-Integrated......................................    2.7
Repurchase Agreements.....................................    2.5
Import/Export.............................................    2.2
Diversified Minerals......................................    1.9
Electric Products-Misc. ..................................    1.9
Auto/Truck Parts & Equipment-Original.....................    1.8
Wireless Equipment........................................    1.8
Electronic Components-Semiconductors......................    1.7
Investment Companies......................................    1.5
Airlines..................................................    1.3
Computers.................................................    1.3
Audio/Video Products......................................    1.2
Metal-Diversified.........................................    1.2
Medical-Wholesale Drug Distribution.......................    1.1
Transport-Marine..........................................    1.1
Chemicals-Diversified.....................................    1.0
Photo Equipment & Supplies................................    1.0
Real Estate Management/Services...........................    1.0
Telecom Services..........................................    1.0
Apparel Manufacturers.....................................    0.9
Diversified Financial Services............................    0.9
Insurance-Reinsurance.....................................    0.9
Retail-Building Products..................................    0.9
Transport-Rail............................................    0.9
Building Products-Cement..................................    0.8
Cellular Telecom..........................................    0.8
Retail-Major Department Stores............................    0.8
Venture Capital...........................................    0.8
Aerospace/Defense.........................................    0.7
Appliances................................................    0.7
Building Products-Wood....................................    0.7
Building-Heavy Construction...............................    0.7
Cosmetics & Toiletries....................................    0.7
Electronic Components-Misc. ..............................    0.7
Food-Catering.............................................    0.7
Gas-Distribution..........................................    0.7
Retail-Convenience Store..................................    0.7
Finance-Leasing Companies.................................    0.6
Food-Retail...............................................    0.6
Miscellaneous Manufacturing...............................    0.6
Diversified Operations....................................    0.5
Fisheries.................................................    0.5
Real Estate Operations & Development......................    0.5
Semiconductors Components-Integrated Circuits.............    0.5
Engines-Internal Combustion...............................    0.2
                                                            -----
                                                            102.1%
                                                            =====

------------

*  Calculated as a percentage of net assets

COUNTRY ALLOCATION*

Japan.....................................................   19.6%
United Kingdom............................................   13.7
Germany...................................................   11.5
France....................................................    9.1
Switzerland...............................................    7.8
South Korea...............................................    4.3
Sweden....................................................    4.3
Spain.....................................................    4.1
Italy.....................................................    3.7
Norway....................................................    3.1
Canada....................................................    2.7
United States.............................................    2.5
Singapore.................................................    2.4
Brazil....................................................    1.5
Netherlands...............................................    1.5
Austria...................................................    1.3
Australia.................................................    1.2
China.....................................................    1.2
Finland...................................................    1.1
Taiwan....................................................    1.1
Ireland...................................................    0.8
Mexico....................................................    0.7
South Africa..............................................    0.7
Greece....................................................    0.6
Portugal..................................................    0.6
Bermuda...................................................    0.5
Russia....................................................    0.5
                                                            -----
                                                            102.1%
                                                            =====

------------

*  Calculated as a percentage of net assets

---------------------

SUNAMERICA SERIES TRUST INTERNATIONAL GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION              SHARES      (NOTE 3)(1)
--------------------------------------------------------------------
COMMON STOCK -- 99.6%
AUSTRALIA -- 1.2%
  Westpac Banking Corp. ................      295,019   $  6,547,997
                                                        ------------
AUSTRIA -- 1.3%
  Voestalpine AG........................       85,189      7,065,442
                                                        ------------
BERMUDA -- 0.5%
  Great Eagle Holdings, Ltd.+...........      745,000      2,780,128
                                                        ------------
BRAZIL -- 1.5%
  Petroleo Brasileiro SA ADR............       79,714      5,173,439
  Unibanco -- Uniao de Bancos
    Brasileiros SA GDR..................       30,500      3,557,520
                                                        ------------
                                                           8,730,959
                                                        ------------
CANADA -- 2.7%
  BCE, Inc. ............................      151,200      5,708,976
  National Bank of Canada...............      102,800      5,871,395
  Teck Cominco, Ltd. ...................       80,300      3,560,358
                                                        ------------
                                                          15,140,729
                                                        ------------
CHINA -- 1.2%
  China Petroleum & Chemical Corp. .....    6,316,000      6,617,942
                                                        ------------
FINLAND -- 1.1%
  Nokia Oyj.............................      210,018      6,007,399
                                                        ------------
FRANCE -- 9.1%
  AXA...................................      251,590      9,788,422
  BNP Paribas SA........................       81,372      8,941,043
  Christian Dior SA+....................       32,119      3,954,916
  PPR...................................       25,772      4,522,020
  Renault SA............................       48,508      6,983,229
  Societe Generale......................       33,447      5,727,040
  Sodexho Alliance SA...................       57,861      3,807,396
  Total SA..............................       93,468      7,392,511
                                                        ------------
                                                          51,116,577
                                                        ------------
GERMANY -- 11.5%
  Allianz SE............................       62,481     13,148,322
  BASF AG...............................       45,391      5,836,258
  Bayerische Motoren Werke AG...........      100,812      6,229,300
  DaimlerChrysler AG....................       31,645      2,843,662
  Deutsche Bank AG......................       39,274      5,325,777
  E.ON AG...............................       56,820      8,962,934
  Merck KGaA(2).........................       22,035      2,748,321
  MTU Aero Engines Holding AG...........       53,587      3,647,984
  Praktiker Bau- und
    Heimwerkermaerkte AG................      112,140      4,887,046
  Salzgitter AG.........................       29,319      5,935,280
  Tognum AG+............................       38,000      1,239,954
  Wincor Nixdorf AG.....................       46,063      4,113,649
                                                        ------------
                                                          64,918,487
                                                        ------------
GREECE -- 0.6%
  Hellenic Telecommunications
    Organization SA.....................      102,747      3,117,747
                                                        ------------
IRELAND -- 0.8%
  Allied Irish Banks PLC................      172,665      4,582,893
                                                        ------------

--------------------------------------------------------------------
                                                           VALUE
          SECURITY DESCRIPTION              SHARES      (NOTE 3)(1)
ITALY -- 3.7%
  Buzzi Unicem SpA+.....................      147,250   $  4,539,904
  Enel SpA..............................    1,013,659     10,457,468
  UniCredito Italiano SpA...............      674,250      5,787,976
                                                        ------------
                                                          20,785,348
                                                        ------------
JAPAN -- 19.6%
  Daiichi Sankyo Co., Ltd. .............      144,200      4,035,747
  Daito Trust Construction Co., Ltd. ...      116,200      5,768,597
  Denso Corp. ..........................      160,800      6,053,049
  East Japan Railway Co.+...............          677      5,027,475
  FUJIFILM Holdings Corp. ..............      132,500      5,774,131
  Glory, Ltd.+..........................      129,800      3,517,778
  JFE Holdings, Inc. ...................       97,000      6,659,654
  Lawson, Inc. .........................      116,900      4,029,788
  Matsushita Electric Industrial Co.,
    Ltd. ...............................      378,000      6,897,440
  Mitsubishi Corp. .....................      239,000      7,060,539
  Mitsubishi Electric Corp. ............      567,000      6,076,670
  Mitsui O.S.K. Lines, Ltd. ............      187,000      2,923,661
  Omron Corp.+..........................      157,600      4,192,356
  Ono Pharmaceutical Co., Ltd. .........      130,400      6,815,898
  Onward Kashiyama Co., Ltd.+...........      408,000      4,862,452
  ORIX Corp. ...........................       14,860      3,583,196
  Suzuken Co., Ltd. ....................      191,300      5,960,619
  Suzuki Motor Corp. ...................      176,900      5,150,583
  The Kansai Electric Power Co.,
    Inc.+...............................      128,000      2,840,289
  The Sumitomo Trust & Banking Co.,
    Ltd. ...............................      275,000      2,332,422
  Tokyo Gas Co., Ltd. ..................      854,000      3,699,049
  Toshiba Corp. ........................      484,000      4,583,139
  Toyo Suisan Kaisha, Ltd.+.............      183,000      3,023,318
                                                        ------------
                                                         110,867,850
                                                        ------------
MEXICO -- 0.7%
  Telefonos de Mexico SA de CV+.........    2,309,168      3,947,026
                                                        ------------
NETHERLANDS -- 1.5%
  ING Groep NV..........................      103,792      4,390,210
  Koninklijke KPN NV....................      263,697      4,070,866
                                                        ------------
                                                           8,461,076
                                                        ------------
NORWAY -- 3.1%
  DNB NOR ASA...........................      408,000      5,409,596
  Electromagnetic GeoServices AS+.......        8,380        163,414
  Orkla ASA.............................      388,950      7,384,364
  Statoil ASA...........................      158,327      4,648,129
                                                        ------------
                                                          17,605,503
                                                        ------------
PORTUGAL -- 0.6%
  Jeronimo Martins SGPS SA+.............      605,114      3,607,139
                                                        ------------
RUSSIA -- 0.5%
  LUKOIL+...............................       37,900      3,036,717
                                                        ------------
SINGAPORE -- 2.4%
  Chartered Semiconductor Manufacturing,
    Ltd.+...............................    3,977,000      2,918,237
  Neptune Orient Lines, Ltd. ...........      988,000      3,586,305
  Singapore Airlines, Ltd. .............      559,000      7,058,370
                                                        ------------
                                                          13,562,912
                                                        ------------
SOUTH AFRICA -- 0.7%
  Telkom SA, Ltd.+......................      176,782      4,160,268
                                                        ------------

                                                           ---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                           VALUE
          SECURITY DESCRIPTION              SHARES      (NOTE 3)(1)
--------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SOUTH KOREA -- 4.3%
  Daegu Bank+...........................      219,470   $  4,328,268
  GS Holdings Corp.+....................       52,810      2,908,742
  Samsung Corp.+........................       74,590      4,995,239
  Samsung Electronics Co., Ltd.+........       10,217      6,725,996
  Shinhan Financial Group Co., Ltd.+....       79,510      5,403,760
                                                        ------------
                                                          24,362,005
                                                        ------------
SPAIN -- 4.1%
  Banco Bilbao Vizcaya Argentaria SA....      417,902     10,211,071
  Banco Santander Central Hispano SA+...      674,993     12,654,158
                                                        ------------
                                                          22,865,229
                                                        ------------
SWEDEN -- 4.3%
  Boliden AB............................      296,800      6,855,481
  Electrolux AB, Class B................      154,300      3,898,386
  Investor AB, Class B..................      218,600      5,713,978
  NCC AB+...............................      145,000      3,702,627
  Telefonaktiebolaget LM Ericsson, Class
    B...................................    1,107,600      4,149,771
                                                        ------------
                                                          24,320,243
                                                        ------------
SWITZERLAND -- 7.8%
  Credit Suisse Group...................      150,821      9,844,543
  Nestle SA.............................       22,197      8,480,103
  Roche Holding AG......................       35,493      6,285,481
  Swiss Reinsurance.....................       57,954      4,951,690
  UBS AG................................      102,396      5,755,408
  Zurich Financial Services AG..........       30,872      8,980,284
                                                        ------------
                                                          44,297,509
                                                        ------------
TAIWAN -- 1.1%
  Compal Electronics, Inc.+.............    3,019,000      3,453,212
  Greatek Electronics, Inc.+............    1,722,000      2,913,011
                                                        ------------
                                                           6,366,223
                                                        ------------
UNITED KINGDOM -- 13.7%
  3i Group PLC..........................      204,465      4,421,964
  Anglo American PLC....................      129,659      7,440,260
  Barclays PLC..........................      788,766     11,066,390
  BP PLC................................    1,352,018     15,696,638
  GKN PLC...............................      536,899      4,147,660
  HSBC Holdings PLC.....................      340,867      6,329,182
  Mecom Group PLC+......................    1,549,959      2,684,079
  Royal Bank of Scotland Group PLC......      768,261      9,192,123
  Royal Dutch Shell PLC, Class B........       95,486      3,775,016
  Societe Generale Effekten GmbH........      250,970      4,079,399
  Travis Perkins PLC....................      101,610      3,845,312
  Vodafone Group PLC....................    1,457,092      4,420,957
                                                        ------------
                                                          77,098,980
                                                        ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $496,433,993)...................                 561,970,328
                                                        ------------

--------------------------------------------------------------------
                                           PRINCIPAL       VALUE
          SECURITY DESCRIPTION              AMOUNT      (NOTE 3)(1)
REPURCHASE AGREEMENT -- 2.5%
Agreement with Bank of America NA,
  bearing interest at 5.23% dated
  07/31/07 to be repurchased 08/01/07
  in the amount of $14,110,022 and
  collateralized by Federal National
  Mtg. Assoc. Notes, bearing interest at
  4.49% due 10/26/07 and having an
  approximate value of $14,575,000 (cost
  $14,108,000)..........................  $14,108,000   $ 14,108,000
                                                        ------------
TOTAL INVESTMENTS
  (cost $510,541,993)(3)................        102.1%   576,078,328
Liabilities in excess of other assets...         (2.1)   (11,930,266)
                                          -----------   ------------
NET ASSETS..............................        100.0%  $564,148,062
                                          ===========   ============

------------
+    Non-income producing security
(1) A substantial number of the Portfolio's holdings were valued using the fair value procedures at July 31, 2007. At July 31, 2007, the aggregate value of these securities was $513,941,723 representing 91.1% of net assets. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)  Illiquid security
(3)  See Note 5 for cost of investments on a tax basis.
ADR  -- American Depository Receipt
GDR  -- Global Depository Receipt

---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

      CONTRACT                    IN              DELIVERY    GROSS UNREALIZED
     TO DELIVER              EXCHANGE FOR           DATE        APPRECIATION
------------------------------------------------------------------------------
*CAD        1,585,200   USD          1,488,409   10/17/2007     $      253
*GBP        1,638,700   USD          3,334,836    9/19/2007          8,902
 SEK       28,006,800   USD          4,227,186    9/19/2007         60,832
*USD        9,754,729   JPY      1,187,501,700    8/15/2007        290,165
*USD        2,532,933   JPY        306,525,400    8/15/2007         59,918
*USD        1,990,887   JPY        236,477,500    8/15/2007          9,440
*USD        1,807,092   CHF          2,165,800    9/19/2007          1,849
*USD        3,417,515   EUR          2,532,900    9/19/2007         53,562
 USD       26,880,183   GBP         13,679,900    9/19/2007        884,781
 USD        1,816,030   GBP            916,400    9/19/2007         43,913
*USD        3,163,354   GBP          1,571,400    9/19/2007         25,987
                                                                -----------
                                                                $1,439,602
                                                                ===========

       CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
      TO DELIVER             EXCHANGE FOR          DATE       (DEPRECIATION)
-----------------------------------------------------------------------------
*CHF         11,480,600   USD       9,358,930    9/19/2007     $  (230,012)
*EUR          2,319,500   USD       3,166,674    9/19/2007         (11,961)
*EUR         11,331,300   USD      15,186,662    9/19/2007        (341,715)
*JPY        672,605,400   USD       5,476,382    8/15/2007        (213,084)
*JPY        651,873,700   USD       5,294,148    8/15/2007        (219,952)
*JPY      1,893,840,700   USD      15,680,605    8/15/2007        (339,102)
*NOK         87,309,900   USD      14,385,853    9/19/2007        (603,035)
 SEK         11,858,400   USD       1,694,905    9/19/2007         (69,177)
 SEK         51,664,600   USD       7,421,475    9/19/2007        (264,265)
*USD          2,859,350   EUR       2,068,500    9/19/2007         (24,684)
*USD          1,983,052   NOK      11,332,400    9/19/2007         (37,567)
 USD         24,887,409   AUD      29,115,300   10/17/2007        (135,326)
*USD          1,844,012   CAD       1,926,900   10/17/2007         (35,074)
*USD         26,444,899   CAD      27,939,300   10/17/2007        (216,007)
                                                               ------------
                                                                (2,740,961)
                                                               ------------
Net Unrealized Appreciation (Depreciation)................     $(1,301,359)
                                                               ============

---------------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD -- Australian Dollar
CHF -- Swiss Franc
EUR -- Euro Dollar
GBP -- British Pound
JPY -- Japanese Yen
SEK -- Swedish Krona

USD -- United States Dollar

See Notes to Financial Statements
                                                           ---------------------

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PORTFOLIO PROFILE -- JULY 31, 2007--(UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Banks-Commercial..........................................    8.2%
Oil Companies-Integrated..................................    7.0
Medical-Drugs.............................................    3.9
Insurance-Multi-line......................................    3.2
Diversified Manufacturing Operations......................    3.1
Auto-Cars/Light Trucks....................................    2.7
Computers.................................................    2.7
Electric-Integrated.......................................    2.6
Telephone-Integrated......................................    2.6
Steel-Producers...........................................    2.1
Finance-Investment Banker/Broker..........................    2.0
Time Deposits.............................................    1.9
Metal-Diversified.........................................    1.8
Tobacco...................................................    1.8
Insurance-Life/Health.....................................    1.7
Food-Misc. ...............................................    1.6
Cellular Telecom..........................................    1.5
Diversified Minerals......................................    1.5
Multimedia................................................    1.5
Real Estate Operations & Development......................    1.5
Chemicals-Diversified.....................................    1.4
Import/Export.............................................    1.3
Transport-Marine..........................................    1.3
Oil Refining & Marketing..................................    1.2
Semiconductor Equipment...................................    1.2
Applications Software.....................................    1.0
Banks-Super Regional......................................    1.0
Brewery...................................................    1.0
Electronic Components-Semiconductors......................    1.0
Insurance-Property/Casualty...............................    1.0
Networking Products.......................................    1.0
Photo Equipment & Supplies................................    0.9
Wireless Equipment........................................    0.9
Beverages-Non-alcoholic...................................    0.8
Cosmetics & Toiletries....................................    0.8
Diversified Operations....................................    0.8
Engineering/R&D Services..................................    0.8
Machinery-Construction & Mining...........................    0.8
Metal Processors & Fabrication............................    0.8
Aerospace/Defense.........................................    0.7
Food-Retail...............................................    0.7
Gas-Distribution..........................................    0.7
Oil Companies-Exploration & Production....................    0.7
Rubber-Tires..............................................    0.7
Apparel Manufacturers.....................................    0.6
Building-Residential/Commercial...........................    0.6
Electronic Components-Misc. ..............................    0.6
Medical Products..........................................    0.6
Medical-HMO...............................................    0.6
Toys......................................................    0.6
Transport-Rail............................................    0.6
Building & Construction Products-Misc. ...................    0.5
Footwear & Related Apparel................................    0.5
Machinery-General Industrial..............................    0.5
Metal-Copper..............................................    0.5
Petrochemicals............................................    0.5%
Building Products-Cement..................................    0.4
Cable TV..................................................    0.4
Computers-Memory Devices..................................    0.4
Electric-Generation.......................................    0.4
Electronic Measurement Instruments........................    0.4
Engines-Internal Combustion...............................    0.4
Enterprise Software/Service...............................    0.4
Filtration/Separation Products............................    0.4
Finance-Other Services....................................    0.4
Food-Wholesale/Distribution...............................    0.4
Instruments-Scientific....................................    0.4
Medical-Generic Drugs.....................................    0.4
Mining....................................................    0.4
Office Automation & Equipment.............................    0.4
Oil Field Machinery & Equipment...........................    0.4
Real Estate Management/Services...........................    0.4
Retail-Restaurants........................................    0.4
Soap & Cleaning Preparation...............................    0.4
Tools-Hand Held...........................................    0.4
Web Portals/ISP...........................................    0.4
Wire & Cable Products.....................................    0.4
Aerospace/Defense-Equipment...............................    0.3
Agricultural Chemicals....................................    0.3
Audio/Video Products......................................    0.3
Auto-Heavy Duty Trucks....................................    0.3
Auto/Truck Parts & Equipment-Original.....................    0.3
Capacitors................................................    0.3
Computer Services.........................................    0.3
Consulting Services.......................................    0.3
Dialysis Centers..........................................    0.3
Electric Products-Misc. ..................................    0.3
Electronic Parts Distribution.............................    0.3
Food-Meat Products........................................    0.3
Hotels/Motels.............................................    0.3
Insurance-Reinsurance.....................................    0.3
Investment Management/Advisor Services....................    0.3
Metal-Aluminum............................................    0.3
Oil-Field Services........................................    0.3
Pharmacy Services.........................................    0.3
Private Corrections.......................................    0.3
Retail-Jewelry............................................    0.3
Telecom Equipment-Fiber Optics............................    0.3
Telecom Services..........................................    0.3
Television................................................    0.3
Venture Capital...........................................    0.3
Auction Houses/Art Dealers................................    0.2
Building & Construction-Misc. ............................    0.2
Human Resources...........................................    0.2
Instruments-Controls......................................    0.2
Telecommunication Equipment...............................    0.2
                                                            -----
                                                            100.7%
                                                            =====

------------
*  Calculated as a percentage of net assets

---------------------

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PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

COUNTRY ALLOCATION*
United States.............................................   45.8%
Japan.....................................................   10.6
United Kingdom............................................    8.9
Germany...................................................    5.8
France....................................................    4.4
Canada....................................................    2.8
Switzerland...............................................    2.8
Hong Kong.................................................    2.3
Spain.....................................................    2.3
Italy.....................................................    1.6
Australia.................................................    1.3
Netherlands...............................................    1.1
Bermuda...................................................    1.0
Brazil....................................................    1.0
Finland...................................................    1.0
Sweden....................................................    1.0
Denmark...................................................    0.9
Cayman Islands............................................    0.8
India.....................................................    0.8
Norway....................................................    0.8
Austria...................................................    0.6
Greece....................................................    0.6
Israel....................................................    0.4
Russia....................................................    0.4
Belgium...................................................    0.3
Ireland...................................................    0.3
Mexico....................................................    0.3
Singapore.................................................    0.3
Taiwan....................................................    0.3
Egypt.....................................................    0.2
                                                            -----
                                                            100.7%
                                                            =====

------------

*  Calculated as a percentage of net assets

                                                           ---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007--(UNAUDITED)
--------------------------------------------------------------------------------

                                                          VALUE
          SECURITY DESCRIPTION              SHARES       (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK -- 98.5%
AUSTRALIA -- 1.3%
  Axa Asia Pacific Holdings, Ltd.(2)....     136,604   $    849,874
  BHP Billiton, Ltd.(2).................      54,024      1,719,936
  Zinifex, Ltd.(2)......................      46,210        781,836
                                                       ------------
                                                          3,351,646
                                                       ------------
AUSTRIA -- 0.6%
  OMV AG(2).............................       9,261        576,219
  Voestalpine AG(2).....................      12,123      1,005,462
                                                       ------------
                                                          1,581,681
                                                       ------------
BELGIUM -- 0.3%
  InBev NV(2)...........................       9,877        791,267
                                                       ------------
BERMUDA -- 1.0%
  Accenture Ltd., Class A...............      20,570        866,614
  Arch Capital Group, Ltd.+.............      13,057        909,551
  Cooper Industries, Ltd. ..............      15,380        813,909
                                                       ------------
                                                          2,590,074
                                                       ------------
BRAZIL -- 1.0%
  Cia Vale do Rio Doce ADR..............      25,165      1,233,337
  Petroleo Brasileiro SA ADR............      20,890      1,355,761
                                                       ------------
                                                          2,589,098
                                                       ------------
CANADA -- 2.8%
  Bank of Montreal......................      12,056        753,620
  Canadian Imperial Bank of Commerce....       9,070        786,441
  CGI Group, Inc. Class A...............      82,264        844,386
  Husky Energy, Inc. ...................      32,480      1,285,743
  Inmet Mining Corp. ...................      10,610        924,944
  Potash Corp of Saskatchewan...........      10,320        828,947
  Research In Motion, Ltd.+.............       4,680      1,001,520
  Toronto-Dominion Bank.................      11,470        733,916
                                                       ------------
                                                          7,159,517
                                                       ------------
CAYMAN ISLANDS -- 0.8%
  ACE, Ltd. ............................      19,390      1,119,191
  Garmin, Ltd. .........................      11,839        993,292
                                                       ------------
                                                          2,112,483
                                                       ------------
DENMARK -- 0.9%
  Carlsberg A/S(2)......................       7,001        901,738
  Danske Bank A/S(2)....................      12,709        534,667
  Novo-Nordisk A/S(2)...................       8,665        912,236
                                                       ------------
                                                          2,348,641
                                                       ------------
EGYPT -- 0.2%
  Orascom Construction Industries
    GDR(2)..............................       3,847        543,037
                                                       ------------
FINLAND -- 1.0%
  Nokia Oyj(2)..........................      45,765      1,309,072
  Wartsila Corp., Class B(2)............      16,440      1,152,679
                                                       ------------
                                                          2,461,751
                                                       ------------
FRANCE -- 4.4%
  AXA(2)................................      23,133        900,018
  BNP Paribas SA(2).....................       9,009        989,897
  Compagnie de St. Gobain(2)............      10,467      1,166,414
  Compagnie Generale des Etablissements
    Michelin, Class B(2)................       7,477        978,111
  Lafarge SA(2).........................       6,068      1,023,061
  Nexans SA(2)..........................       6,511      1,148,824
  Renault SA(2).........................       7,649      1,101,153
  Sanofi-Aventis(2).....................      11,314        945,778

-------------------------------------------------------------------
                                                          VALUE
          SECURITY DESCRIPTION              SHARES       (NOTE 3)
FRANCE (CONTINUED)
  Societe Generale(2)...................       5,953   $  1,019,316
  Suez SA (Paris)(2)....................      19,240      1,008,425
  Vivendi Universal SA(2)...............      26,176      1,110,790
                                                       ------------
                                                         11,391,787
                                                       ------------
GERMANY -- 5.4%
  Allianz SE(2).........................       3,659        769,989
  BASF AG(2)............................       6,726        864,812
  Bayer AG(2)...........................      13,059        920,843
  Commerzbank AG(2).....................      19,781        841,655
  DaimlerChrysler AG(2).................      12,925      1,161,458
  Deutsche Bank AG(2)...................       6,387        866,113
  E.ON AG(2)............................       5,448        859,382
  Fresenius AG(2).......................       9,955        790,929
  Henkel KGaA(2)........................      18,771        916,876
  Linde AG(2)...........................       7,755        911,951
  Merck KGaA(2).........................       6,367        794,126
  Muenchener Rueckversicherungs-
    Gesellschaft AG(2)..................       5,069        869,941
  Salzgitter AG(2)......................       4,480        906,922
  Siemens AG(2).........................       6,150        772,762
  ThyssenKrupp AG(2)....................      14,162        781,531
  Volkswagen AG(2)......................       5,127        922,912
                                                       ------------
                                                         13,952,202
                                                       ------------
GREECE -- 0.6%
  National Bank of Greece SA(2).........      13,140        775,714
  Piraeus Bank SA(2)....................      24,380        875,986
                                                       ------------
                                                          1,651,700
                                                       ------------
HONG KONG -- 2.3%
  China Mobile Ltd.(2)..................      72,500        835,159
  China Resources Power Holdings
    Co.(2)..............................     406,000      1,023,835
  Citic Pacific, Ltd.(2)................     198,000      1,022,640
  Hang Lung Properties, Ltd.(2).........     313,000      1,149,555
  Henderson Land Development Co.,
    Ltd.(2).............................     125,000        897,617
  Swire Pacific, Ltd., Class A(2).......      93,500      1,055,774
                                                       ------------
                                                          5,984,580
                                                       ------------
INDIA -- 0.8%
  ICICI Bank, Ltd. ADR..................      13,053        578,509
  Reliance Industries, Ltd. GDR+*.......      14,335      1,340,322
                                                       ------------
                                                          1,918,831
                                                       ------------
IRELAND -- 0.3%
  Allied Irish Banks PLC(2).............      27,538        720,585
                                                       ------------
ISRAEL -- 0.4%
  Teva Pharmaceutical Industries, Ltd.
    ADR.................................      21,789        915,574
                                                       ------------
ITALY -- 1.6%
  Banca Intesa SpA(2)...................     176,649      1,329,163
  Eni SpA(2)............................      29,935      1,046,181
  Fiat SpA(2)...........................      27,078        800,020
  UniCredito Italiano SpA(2)............     114,270        964,131
                                                       ------------
                                                          4,139,495
                                                       ------------
JAPAN -- 10.6%
  Aisin Seiki Co., Ltd.(2)..............      20,800        823,826
  Brother Industries, Ltd.+(2)..........      60,000        862,919
  ITOCHU Corp.(2).......................      80,000      1,004,245
  Japan Tobacco, Inc.(2)................         213      1,089,826
  JFE Holdings, Inc.(2).................      12,500        858,203
  Kawasaki Kisen Kaisha, Ltd.(2) .......     103,000      1,407,484

---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                          VALUE
          SECURITY DESCRIPTION              SHARES       (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
  Komatsu, Ltd.(2)......................      33,800   $  1,073,154
  Kyocera Corp.(2)......................       8,200        792,824
  Makita Corp.(2).......................      20,500        940,565
  Mitsubishi Chemical Holdings
    Corp.(2)............................      88,500        804,962
  Mitsubishi Corp.(2)...................      43,700      1,290,986
  Mitsui O.S.K. Lines, Ltd.(2)..........      75,000      1,172,591
  Nikon Corp.(2)........................      39,000      1,251,075
  Nintendo Co., Ltd.(2).................       3,300      1,615,994
  Nippon Mining Holdings, Inc.(2).......     138,500      1,394,553
  Nippon Steel Corp.(2).................     131,000        989,575
  Nissan Motor Co., Ltd. ...............      72,200        767,905
  NSK, Ltd.(2)..........................      70,000        671,454
  Olympus Corp.(2)......................      23,000        944,881
  Shin-Etsu Chemical Co., Ltd.(2).......      12,200        903,250
  Sony Corp.(2).........................      14,100        745,971
  Sumco Corp.(2)........................      15,700        807,161
  Sumitomo Corp.(2).....................      52,200      1,010,091
  Sumitomo Mitsui Financial Group,
    Inc.(2).............................         102        926,095
  Taiyo Yuden Co., Ltd.(2)..............      38,000        821,430
  The Yokohama Rubber Co., Ltd.(2)......     132,000        940,515
  Toyota Motor Corp.(2).................      20,000      1,210,164
                                                       ------------
                                                         27,121,699
                                                       ------------
MEXICO -- 0.3%
  America Movil SAB de CV, Series L
    ADR.................................      13,067        782,452
                                                       ------------
NETHERLANDS -- 1.1%
  ASML Holding NV+(2)...................      28,821        845,593
  ING Groep NV(2).......................      23,861      1,009,277
  Mittal Steel(2).......................      13,520        829,665
                                                       ------------
                                                          2,684,535
                                                       ------------
NORWAY -- 0.8%
  Orkla ASA(2)..........................      59,533      1,130,257
  Telenor ASA(2)........................      45,092        823,130
                                                       ------------
                                                          1,953,387
                                                       ------------
RUSSIA -- 0.4%
  Mining & Metallurgical Co. Norilsk
    Nickel ADR..........................       3,984        946,200
                                                       ------------
SINGAPORE -- 0.4%
  CapitaLand, Ltd.(2)...................     182,000        887,837
                                                       ------------
SPAIN -- 2.3%
  Banco Bilbao Vizcaya Argentaria
    SA(2)...............................      44,228      1,080,673
  Banco Santander Central Hispano
    SA(2)...............................      56,055      1,050,868
  Gas Natural SDG, SA(2)................      14,280        815,139
  Iberdrola SA(2).......................      14,040        779,195
  Repsol YPF SA(2)......................      27,400      1,032,243
  Telefonica SA(2)......................      45,060      1,051,964
                                                       ------------
                                                          5,810,082
                                                       ------------
SWEDEN -- 1.0%
  Alfa Laval AB(2)......................      17,194      1,082,018
  Telefonaktiebolaget LM Ericsson, Class
    B(2)................................     285,470      1,069,551
  Volvo AB Class B(2)...................      27,449        499,402
                                                       ------------
                                                          2,650,971
                                                       ------------
SWITZERLAND -- 2.8%
  ABB, Ltd.(2)..........................      45,388      1,090,841
  Credit Suisse Group(2)................      14,770        964,082
  Nestle SA(2)..........................       3,135      1,197,690

-------------------------------------------------------------------
                                                          VALUE
          SECURITY DESCRIPTION              SHARES       (NOTE 3)
SWITZERLAND (CONTINUED)
  Roche Holding AG(2)...................       6,070   $  1,074,941
  Swatch Group AG, Class B(2)...........       2,896        870,745
  UBS AG (Virt-x)(2)....................      14,887        825,873
  Zurich Financial Services AG(2).......       3,821      1,111,482
                                                       ------------
                                                          7,135,654
                                                       ------------
TAIWAN -- 0.3%
  Hon Hai Precision Industry Co., Ltd.
    GDR.................................      51,270        851,082
                                                       ------------
UNITED KINGDOM -- 8.9%
  3i Group PLC(2).......................      38,743        837,895
  Barclays PLC(2).......................      85,923      1,205,500
  Barratt Developments PLC(2)...........      44,353        835,918
  Bellway PLC(2)........................      28,260        704,340
  British Land Co. PLC(2)...............      31,996        796,483
  BT Group PLC(2).......................     124,330        791,440
  Centrica PLC(2).......................     122,943        887,853
  GlaxoSmithKline PLC...................      27,643        704,629
  HBOS PLC(2)...........................      25,685        503,164
  HSBC Holdings PLC(2)..................     114,460      2,125,281
  International Power PLC(2)............     117,921        979,772
  Legal & General Group PLC(2)..........     324,701        920,526
  Man Group PLC(2)......................      90,147      1,024,382
  Rio Tinto PLC(2)......................      12,700        916,567
  Royal Bank of Scotland Group PLC(2)...      93,801      1,122,314
  Royal Dutch Shell PLC, Class B(2).....      79,480      3,142,223
  Standard Chartered PLC(2).............      35,407      1,159,361
  Tesco PLC(2)..........................     121,411        996,883
  Vedanta Resources PLC(2)..............      23,410        842,435
  Vodafone Group PLC(2).................     447,110      1,356,575
  Xstrata PLC(2)........................      14,855        943,703
                                                       ------------
                                                         22,797,244
                                                       ------------
UNITED STATES -- 43.9%
  Aetna, Inc. ..........................      15,410        740,759
  Alcoa, Inc. ..........................      20,140        769,348
  Altria Group, Inc. ...................      26,358      1,752,016
  American Electric Power Co., Inc. ....      11,712        509,355
  American Financial Group, Inc. .......      13,575        381,322
  Anixter International, Inc.+..........      11,195        925,267
  Apache Corp. .........................      11,166        902,659
  Apple, Inc.+..........................       8,011      1,055,529
  Arris Group, Inc.+....................      35,971        533,090
  AT&T, Inc. ...........................      78,307      3,066,502
  Avnet, Inc.+..........................      19,297        730,970
  Bank of America Corp. ................      53,273      2,526,206
  Bristol-Myers Squibb Co. .............      31,430        892,926
  CBS Corp., Class B....................      23,610        748,909
  CenturyTel, Inc. .....................      20,980        962,353
  Chesapeake Energy Corp. ..............      25,279        860,497
  Chevron Corp. ........................      19,277      1,643,557
  Chubb Corp. ..........................      18,397        927,393
  CIGNA Corp. ..........................      17,376        897,297
  Cisco Systems, Inc.+..................      55,018      1,590,570
  Citigroup, Inc. ......................      39,600      1,844,172
  Comcast Corp. Class A+................      36,885        968,969
  ConocoPhillips........................      16,749      1,353,989
  Corn Products International, Inc. ....      19,920        888,830
  Corning, Inc.+........................      32,000        762,880
  Corrections Corp. of America+.........      24,920        718,942
  Crocs, Inc.+..........................      20,282      1,203,128

                                                           ---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                          VALUE
          SECURITY DESCRIPTION              SHARES       (NOTE 3)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
UNITED STATES (CONTINUED)
  CSX Corp. ............................      17,662   $    837,355
  Cummins, Inc. ........................       9,041      1,073,167
  Dell, Inc.+...........................      28,810        805,816
  Duke Energy Corp. ....................      45,657        777,539
  Eaton Corp. ..........................       8,820        857,128
  EMC Corp.+............................      61,113      1,131,202
  Exxon Mobil Corp. ....................      55,798      4,750,084
  Franklin Resources, Inc. .............       6,010        765,494
  Freeport-McMoRan Copper & Gold,
    Inc. ...............................      11,460      1,077,011
  General Electric Co. .................      90,210      3,496,540
  Goodrich Corp. .......................      13,709        862,433
  Google, Inc. Class A+.................       2,198      1,120,980
  Guess ?, Inc. ........................      18,513        879,182
  Hartford Financial Services Group,
    Inc. ...............................      10,137        931,286
  Hewlett-Packard Co. ..................      33,100      1,523,593
  Intel Corp. ..........................      43,720      1,032,666
  International Business Machines
    Corp. ..............................      22,250      2,461,962
  Johnson & Johnson.....................      24,503      1,482,432
  Jones Lang LaSalle, Inc. .............       9,519      1,044,996
  KLA-Tencor Corp. .....................      14,290        811,529
  Kraft Foods, Inc., Class A............      24,315        796,316
  Lam Research Corp.+...................      12,590        728,206
  Leap Wireless International, Inc.+....      10,783        953,217
  Lockheed Martin Corp. ................       9,625        947,870
  Loews Corp. ..........................      19,510        924,774
  Loews Corp. -- Carolina Group.........      14,015      1,062,197
  Manitowoc Co., Inc. ..................      10,780        837,283
  Manpower, Inc. .......................       6,035        477,067
  Marathon Oil Corp. ...................      15,932        879,446
  McDonald's Corp. .....................      21,561      1,032,125
  Medco Health Solutions, Inc.+.........       9,950        808,637
  MEMC Electronic Materials, Inc.+......      12,298        754,113
  Merck & Co., Inc. ....................      34,930      1,734,275
  Merrill Lynch & Co., Inc. ............      10,623        788,227
  MetLife, Inc. ........................      15,905        957,799
  Microsoft Corp. ......................      84,120      2,438,639
  Molson Coors Brewing Co., Class B.....      10,370        922,308
  National-Oilwell Varco, Inc.+.........       8,730      1,048,560
  Nationwide Financial Services, Inc.,
    Class A.............................      10,958        623,620
  News Corp., Class B...................      40,294        913,062
  NVIDIA Corp.+.........................      18,490        846,102
  Occidental Petroleum Corp. ...........      14,752        836,733
  Oracle Corp.+.........................      47,660        911,259
  Overseas Shipholding Group, Inc. .....       9,840        763,486
  PACCAR, Inc. .........................       9,098        744,398
  Parker Hannifin Corp. ................       9,296        917,329
  PepsiCo, Inc. ........................      16,120      1,057,794
  Pfizer, Inc. .........................      52,571      1,235,944
  PG&E Corp. ...........................      19,851        849,821
  Phillips-Van Heusen Corp. ............      12,316        641,171
  Precision Castparts Corp. ............       9,267      1,270,135
  Procter & Gamble Co. .................      31,630      1,956,632
  Prudential Financial, Inc. ...........      11,122        985,743
  Raytheon Co. .........................      14,741        816,062
  Reynolds American, Inc. ..............      13,400        819,678
  Safeway, Inc. ........................      23,410        746,077
  Schering-Plough Corp. ................      25,780        735,761

-------------------------------------------------------------------
                                           SHARES/
                                          PRINCIPAL       VALUE
          SECURITY DESCRIPTION              AMOUNT       (NOTE 3)
UNITED STATES (CONTINUED)
  Sotheby's Holdings, Inc., Class A.....      14,900   $    636,975
  Southern Copper Corp. ................      10,821      1,219,635
  Starwood Hotels & Resorts Worldwide,
    Inc. ...............................      12,320        775,667
  SUPERVALU, Inc. ......................      25,700      1,070,919
  Terex Corp.+..........................      12,236      1,055,355
  Tesoro Corp. .........................      16,204        806,959
  The Coca-Cola Co. ....................      20,070      1,045,848
  The Goldman Sachs Group, Inc. ........       4,222        795,171
  The Travelers Cos., Inc. .............      14,320        727,170
  The Walt Disney Co. ..................      31,610      1,043,130
  Thermo Fisher Scientific, Inc.+.......      19,234      1,004,207
  Tidewater, Inc. ......................      12,210        835,408
  Time Warner, Inc. ....................      45,218        870,899
  Tyson Foods, Inc., Class A............      36,980        787,674
  Union Pacific Corp. ..................       6,391        761,424
  Valero Energy Corp. ..................      12,199        817,455
  Verizon Communications, Inc. .........      19,360        825,123
  WellPoint, Inc.+......................       9,150        687,348
  Woodward Governor Co. ................       9,320        538,230
  Wyeth.................................      19,241        933,573
  Xcel Energy, Inc. ....................      37,950        770,385
  Xerox Corp.+..........................      51,484        898,911
                                                       ------------
                                                        112,549,162
                                                       ------------
TOTAL COMMON STOCK
  (cost $205,088,927)...................                252,374,254
                                                       ------------
PREFERRED STOCK -- 0.3%
  Porsche AG(2) (cost $631,708).........         469        846,413
                                                       ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $205,720,635)...................                253,220,667
                                                       ------------
SHORT-TERM INVESTMENT SECURITIES -- 1.9%
UNITED STATES -- 1.9%
  Euro Time Deposit with State Street
    Bank & Trust Co.
    2.80% due 08/01/07
    (cost $4,862,000)...................  $4,862,000      4,862,000
                                                       ------------
TOTAL INVESTMENTS
  (cost $210,582,635)(1)................       100.7%   258,082,667
Liabilities in excess of other assets...        (0.7)    (1,881,730)
                                          ----------   ------------
NET ASSETS..............................       100.0%  $256,200,937
                                          ==========   ============

------------
 +    Non-income producing security
 * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2007, the aggregate value of these securities was $1,340,322 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
 (1)  See Note 5 for cost of investments on a tax basis.
 (2) Security was valued using fair value procedures at July 31, 2007. See Note 3 regarding fair value pricing procedures for foreign equity securities.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
See Notes to Financial Statements

---------------------

SUNAMERICA SERIES TRUST INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Banks-Commercial...........................................  13.6%
Repurchase Agreements......................................   8.0
Oil Companies-Integrated...................................   6.3
Medical-Drugs..............................................   3.8
Diversified Minerals.......................................   3.5
Auto-Cars/Light Trucks.....................................   3.3
Electric-Integrated........................................   3.2
Telephone-Integrated.......................................   2.4
Cellular Telecom...........................................   2.3
Food-Misc. ................................................   2.3
Insurance-Multi-line.......................................   2.1
Chemicals-Diversified......................................   1.8
Finance-Investment Banker/Broker...........................   1.7
Steel-Producers............................................   1.6
Diversified Manufacturing Operations.......................   1.5
Metal-Diversified..........................................   1.5
Electronic Components-Misc. ...............................   1.3
Telecom Services...........................................   1.3
Import/Export..............................................   1.2
Oil Companies-Exploration & Production.....................   1.2
Real Estate Operations & Development.......................   1.0
Tobacco....................................................   1.0
Machinery-General Industrial...............................   0.9
Electric Products-Misc. ...................................   0.8
Insurance-Life/Health......................................   0.8
Brewery....................................................   0.7
Engineering/R&D Services...................................   0.7
Food-Retail................................................   0.7
Machinery-Construction & Mining............................   0.7
Wireless Equipment.........................................   0.7
Audio/Video Products.......................................   0.6
Building & Construction-Misc. .............................   0.6
Building Products-Cement...................................   0.6
Electronic Components-Semiconductors.......................   0.6
Finance-Other Services.....................................   0.6
Insurance-Property/Casualty................................   0.6
Building & Construction Products-Misc. ....................   0.5
Diversified Operations.....................................   0.5
Enterprise Software/Service................................   0.5
Office Automation & Equipment..............................   0.5
Oil Refining & Marketing...................................   0.5
Real Estate Management/Services............................   0.5
Rubber-Tires...............................................   0.5
Soap & Cleaning Preparation................................   0.5
Transport-Rail.............................................   0.5
Beverages-Wine/Spirits.....................................   0.4
Building-Heavy Construction................................   0.4
Building-Residential/Commercial............................   0.4
Gas-Distribution...........................................   0.4
Insurance-Reinsurance......................................   0.4
Multimedia.................................................   0.4
Photo Equipment & Supplies.................................   0.4
Retail-Apparel/Shoe........................................   0.4
Retail-Misc./Diversified...................................   0.4
Transport-Services.........................................   0.4
Aerospace/Defense..........................................   0.3
Airlines...................................................   0.3
Applications Software......................................   0.3
Cosmetics & Toiletries.....................................   0.3
Distribution/Wholesale.....................................   0.3
Electric-Distribution......................................   0.3
Machinery-Electrical.......................................   0.3
Medical Products...........................................   0.3
Paper & Related Products...................................   0.3
Power Converter/Supply Equipment...........................   0.3
Real Estate Investment Trusts..............................   0.3%
Retail-Jewelry.............................................   0.3
Toys.......................................................   0.3
Water......................................................   0.3
Agricultural Chemicals.....................................   0.2
Auto/Truck Parts & Equipment-Original......................   0.2
Electronic Measurement Instruments.........................   0.2
Food-Catering..............................................   0.2
Gambling (Non-Hotel).......................................   0.2
Hotels/Motels..............................................   0.2
Industrial Gases...........................................   0.2
Machine Tools & Related Products...........................   0.2
Metal-Aluminum.............................................   0.2
Non-Ferrous Metals.........................................   0.2
Semiconductor Equipment....................................   0.2
Transport-Marine...........................................   0.2
Travel Services............................................   0.2
Advertising Services.......................................   0.1
Aerospace/Defense-Equipment................................   0.1
Athletic Footwear..........................................   0.1
Auto-Heavy Duty Trucks.....................................   0.1
Banks-Mortgage.............................................   0.1
Banks-Special Purpose......................................   0.1
Broadcast Services/Program.................................   0.1
Building Products-Air & Heating............................   0.1
Building Products-Doors & Windows..........................   0.1
Circuit Boards.............................................   0.1
Coal.......................................................   0.1
Computers-Integrated Systems...............................   0.1
Computers-Memory Devices...................................   0.1
Containers-Paper/Plastic...................................   0.1
Cruise Lines...............................................   0.1
Dialysis Centers...........................................   0.1
Electronic Security Devices................................   0.1
Finance-Mortgage Loan/Banker...............................   0.1
Food-Dairy Products........................................   0.1
Food-Wholesale/Distribution................................   0.1
Machinery-Farming..........................................   0.1
Metal Processors & Fabrication.............................   0.1
Mining.....................................................   0.1
Networking Products........................................   0.1
Non-Hazardous Waste Disposal...............................   0.1
Oil & Gas Drilling.........................................   0.1
Oil-Field Services.........................................   0.1
Printing-Commercial........................................   0.1
Public Thoroughfares.......................................   0.1
Publishing-Books...........................................   0.1
Retail-Automobile..........................................   0.1
Retail-Consumer Electronics................................   0.1
Retail-Hypermarkets........................................   0.1
Retail-Major Department Stores.............................   0.1
Retail-Pubs................................................   0.1
Retail-Restaurants.........................................   0.1
Sugar......................................................   0.1
Telecommunication Equipment................................   0.1
Television.................................................   0.1
Textile-Products...........................................   0.1
Transport-Truck............................................   0.1
Web Portals/ISP............................................   0.1
Wire & Cable Products......................................   0.1
                                                             ----
                                                             95.1%
                                                             ====

------------
* Calculated as a percentage of Net Assets
                                                           ---------------------

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PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

COUNTRY ALLOCATION*
Japan....................................................    20.9%
United Kingdom...........................................    16.2
Germany..................................................     9.2
United States............................................     8.0
France...................................................     6.0
Switzerland..............................................     4.8
Australia................................................     3.8
Netherlands..............................................     2.9
Brazil...................................................     2.2
India....................................................     2.0
Sweden...................................................     2.0
Spain....................................................     1.7
China....................................................     1.5
Russia...................................................     1.5
Singapore................................................     1.5
Mexico...................................................     1.4
Norway...................................................     1.3
Hong Kong................................................     1.2
Finland..................................................     1.0
Austria..................................................     0.9
Italy....................................................     0.8
Poland...................................................     0.6
Belgium..................................................     0.5
Indonesia................................................     0.5
South Korea..............................................     0.5
Bermuda..................................................     0.4
Denmark..................................................     0.4
Cayman Islands...........................................     0.2
Greece...................................................     0.2
Portugal.................................................     0.2
South Africa.............................................     0.2
Turkey...................................................     0.2
Colombia.................................................     0.1
Ireland..................................................     0.1
Malaysia.................................................     0.1
Taiwan...................................................     0.1
                                                           ------
                                                             95.1%
                                                           ======

------------
* Calculated as a percentage of net assets

---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK -- 85.0%
AUSTRALIA -- 3.8%
  AGL Energy, Ltd. ...................        9,471      $    124,178
  Alinta, Ltd. .......................        5,469            68,783
  Alumina, Ltd. ......................       52,297           323,469
  Amcor, Ltd. ........................       40,608           236,116
  AMP, Ltd. ..........................       27,087           231,066
  Ansell, Ltd. .......................        3,411            34,138
  Asciano Group+......................        7,716            62,603
  Australia and New Zealand Banking
    Group, Ltd. ......................       29,452           704,592
  BHP Billiton, Ltd. .................      161,702         5,148,030
  BlueScope Steel, Ltd. ..............       35,024           323,030
  Boral, Ltd. ........................       26,902           176,329
  Brambles, Ltd.+.....................       20,164           188,761
  Caltex Australia, Ltd. .............       18,358           386,764
  Coca-Cola Amatil, Ltd. .............       10,726            82,694
  Coles Myer, Ltd. ...................       21,879           269,235
  Commonwealth Bank of Australia......       24,337         1,118,996
  CSL, Ltd. ..........................        1,764           132,126
  CSR, Ltd. ..........................       43,640           123,536
  Foster's Group, Ltd. ...............       41,581           208,236
  Insurance Australia Group, Ltd. ....       34,616           167,168
  John Fairfax Holdings, Ltd. ........       21,036            86,325
  Leighton Holdings, Ltd. ............        4,415           146,014
  Lend Lease Corp., Ltd. .............        8,631           136,197
  Macquarie Bank, Ltd. ...............        4,257           295,824
  Macquarie Infrastructure Group......       47,453           131,920
  Mayne Group, Ltd. ..................       18,338            64,592
  National Australia Bank, Ltd. ......       32,344         1,051,081
  Newcrest Mining, Ltd. ..............       14,978           315,160
  OneSteel, Ltd. .....................       23,737           134,161
  Orica, Ltd. ........................       12,911           308,244
  Origin Energy, Ltd. ................      131,532         1,092,186
  PaperlinX, Ltd. ....................       19,267            52,179
  QBE Insurance Group, Ltd. ..........       14,143           359,374
  Rinker Group, Ltd. .................       42,922           665,761
  Rio Tinto, Ltd. ....................       14,025         1,099,709
  Santos, Ltd. .......................       96,592         1,086,706
  Sonic Healthcare, Ltd. .............        2,396            31,109
  Stockland...........................          775             5,071
  Suncorp-Metway, Ltd. ...............       11,162           183,678
  TABCORP Holdings, Ltd. .............        8,263           113,979
  Telstra Corp., Ltd. ................       43,967           171,210
  Toll Holdings, Ltd. ................        7,716            92,296
  Transurban Group....................       15,664            94,743
  Wesfarmers, Ltd. ...................        7,837           257,749
  Westpac Banking Corp. ..............       34,417           763,891
  Woodside Petroleum, Ltd. ...........       53,995         1,965,543
  Woolworths, Ltd. ...................       21,341           493,331
                                                         ------------
                                                           21,307,883
                                                         ------------
AUSTRIA -- 0.9%
  Andritz AG..........................        1,816           123,580
  Bank Austria Creditanstalt AG.......        1,650           325,057
  Boehler-Uddeholm AG.................        2,328           231,732
  Erste Bank der Oesterreichischen
    Sparkassen AG.....................       16,521         1,244,632
  Flughafen Wien AG...................          683            71,384
  Immofinanz Immobilien Anlagen AG+...       18,129           227,753

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
AUSTRIA (CONTINUED)
  Mayr-Melnhof Karton AG..............          556      $     61,607
  Meinl European Land, Ltd.+..........        5,950           138,723
  Oesterreichische
    Elektrizitaetswirtschafts AG,
    Class A...........................        4,120           201,415
  OMV AG..............................       12,850           799,526
  Raiffeisen International Bank
    Holding AG........................        4,588           698,638
  Telekom Austria AG..................       21,541           523,610
  Voestalpine AG......................        4,716           391,138
  Wiener Staedtische Versicherung
    AG................................        1,067            75,220
  Wienerberger AG.....................        3,789           262,828
                                                         ------------
                                                            5,376,843
                                                         ------------
BELGIUM -- 0.5%
  Agfa Gevaert NV.....................        2,068            43,391
  Bekaert NV..........................          183            26,053
  Belgacom SA.........................        3,430           138,176
  Dexia SA............................       24,834           709,494
  Fortis..............................       20,995           834,127
  InBev NV............................        1,616           129,461
  KBC Groep NV........................        3,204           416,775
  Solvay SA...........................        1,823           276,764
  UCB SA..............................        2,661           149,333
  Umicore.............................          776           175,190
                                                         ------------
                                                            2,898,764
                                                         ------------
BERMUDA -- 0.4%
  Cheung Kong Infrastructure Holdings,
    Ltd. .............................       14,000            49,969
  China Water Affairs Group, Ltd. ....      928,393           609,760
  Cosco Pacific, Ltd. ................       82,000           216,110
  Esprit Holdings, Ltd. ..............       23,319           315,853
  Frontline, Ltd. ....................        1,600            73,732
  Johnson Electric Holdings, Ltd. ....       38,333            20,338
  Kerry Properties, Ltd. .............        9,126            65,771
  Li & Fung, Ltd. ....................      125,831           438,740
  NWS Holdings, Ltd. .................       68,800           164,823
  SeaDrill, Ltd.+.....................       15,400           309,807
  Shangri-La Asia, Ltd.(4) ...........       24,265            57,332
  Ship Finance International, Ltd.
    (New York)........................          148             4,137
  Ship Finance International, Ltd.
    (Oslo)............................          874            23,947
  Yue Yuen Industrial Holdings,
    Ltd. .............................       14,500            45,109
                                                         ------------
                                                            2,395,428
                                                         ------------
BRAZIL -- 0.5%
  Arcelor Brasil SA(3)(4).............        2,744            78,679
  Brasil Telecom Participacoes SA.....       10,529           138,594
  Cia de Concessoes Rodoviarias.......       10,194           184,361
  Companhia Brasileira de Distribuicao
    Grupo Pao de Acuca ADR............          400            14,872
  Companhia de Bebidas Das Americas...      111,118            77,882
  Companhia Siderurgica Nacional SA...        3,861           222,869
  Cyrela Brazil Realty SA.............       22,700           265,776
  Empresa Brasileira de Aeronautica
    SA................................       15,646           168,647
  Gol-Linhas Aereas Inteligentes SA
    ADR...............................       21,000           523,320
  Lojas Renner SA.....................       15,400           289,471
  Souza Cruz SA.......................        3,000            69,373

                                                           ---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
BRAZIL (CONTINUED)
  Unibanco -- Uniao de Bancos
    Brasileiros SA ADR................        6,250      $    729,000
                                                         ------------
                                                            2,762,844
                                                         ------------
CAYMAN ISLANDS -- 0.2%
  Chaoda Modern Agriculture...........       88,000            65,209
  China Infrastructure Machinery
    Holdings, Ltd. ...................      120,000           268,087
  Hopewell Highway Infrastructure,
    Ltd. .............................      184,000           176,063
  Hutchison Telecommunications
    International, Ltd. ..............       34,000            42,160
  Kingboard Chemical Holdings,
    Ltd. .............................       13,000            71,666
  Li Ning Co., Ltd. ..................       50,000           118,534
  Prime Success International Group,
    Ltd. .............................      170,000           141,129
                                                         ------------
                                                              882,848
                                                         ------------
CHINA -- 1.5%
  Air China, Ltd. ....................      151,000           134,240
  Aluminum Corp of China, Ltd. .......      156,000           313,704
  Angang Steel Co., Ltd. .............        8,000            22,019
  Anhui Conch Cement Co., Ltd. .......        4,000            25,306
  Anhui Expressway Co. ...............      197,887           175,743
  Bank of China, Ltd. ................      807,000           422,628
  Bank of Communications Co., Ltd. ...      531,000           578,308
  China Communications Construction
    Co., Ltd. ........................      171,000           384,674
  China Construction Bank.............    1,552,589         1,156,113
  China Life Insurance Co., Ltd. .....      265,000         1,122,011
  China Petroleum & Chemical Corp. ...      618,000           647,544
  China Shenhua Energy Co., Ltd. .....      125,500           493,777
  China Shipping Development Co.,
    Ltd. .............................       61,942           160,393
  China Telecom Corp, Ltd. ...........      588,000           340,987
  COSCO Holdings......................      135,125           237,830
  Datang International Power
    Generation Co., Ltd. .............      140,000           120,274
  Dongfeng Motor Group Co., Ltd. .....       93,940            54,660
  Guangzhou R&F Properties Co.,
    Ltd. .............................       38,200           137,991
  Huaneng Power International,
    Inc. .............................      154,000           174,935
  Jiangxi Copper Co., Ltd. ...........       53,000            99,681
  PetroChina Co., Ltd. ...............      584,000           864,715
  Ping An Insurance Group Co. of China
    Ltd. .............................       48,500           410,346
  Shanghai Electric Group Co.,
    Ltd. .............................       30,000            14,142
  Sinopec Shanghai Petrochemical Co.,
    Ltd. .............................       22,000            13,661
  Tianjin Capital Environmental
    Protection Co., Ltd. .............      123,000            73,965
  Yanzhou Coal Mining Co., Ltd. ......       82,000           147,926
  Zhejiang Expressway Co., Ltd. ......       22,000            24,954
  Zijin Mining Group Co., Ltd. .......      145,000           111,339
                                                         ------------
                                                            8,463,866
                                                         ------------
COLOMBIA -- 0.1%
  BanColombia SA ADR..................        8,400           298,956
                                                         ------------
CYPRUS -- 0.0%
  Bank of Cyprus Public Co., Ltd. ....       13,000           227,182
                                                         ------------
DENMARK -- 0.4%
  Danske Bank A/S.....................       22,595           950,570

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
DENMARK (CONTINUED)
  DSV A/S.............................        8,000      $    178,600
  GN Store Nord A/S...................        9,400           111,368
  Novo-Nordisk A/S....................        6,750           710,628
  Novozymes A/S.......................        1,428           169,583
  Vestas Wind Systems A/S+............        4,900           324,626
                                                         ------------
                                                            2,445,375
                                                         ------------
FINLAND -- 1.0%
  Cargotec Corp., Class B.............        1,366            71,083
  Fortum Oyj..........................        8,420           271,277
  Kesko Oyj, Class B..................        6,336           337,255
  Kone Oyj, Class B...................        2,732           183,287
  Metso Corp. ........................        7,573           483,132
  Neste Oil Oyj.......................        3,303           118,328
  Nokia Oyj...........................       78,140         2,235,133
  Outokumpu Oyj.......................        8,315           259,445
  Rautaruukki Oyj.....................        3,157           207,993
  Sampo Oyj, Class A..................        8,142           244,185
  Stora Enso Oyj, Class R.............       20,846           356,127
  TietoEnator Oyj.....................        5,549           136,403
  UPM-Kymmene Oyj.....................       18,145           403,337
  Uponor Oyj..........................        1,067            39,137
  Wartsila Corp., Class B.............        1,696           118,914
                                                         ------------
                                                            5,465,036
                                                         ------------
FRANCE -- 6.0%
  Accor SA............................        8,228           703,536
  Air Liquide.........................        6,976           899,915
  Alcatel SA..........................       40,824           476,417
  Alstom..............................        7,022         1,262,782
  Arkema..............................        1,530            98,675
  Atos Origin SA+.....................          413            24,443
  AXA SA..............................       51,999         2,023,086
  BNP Paribas SA......................       37,434         4,113,196
  Bouygues SA.........................        8,611           687,473
  Business Objects SA+................        1,235            55,909
  Cap Gemini SA.......................        2,957           193,657
  Carrefour SA........................        6,477           461,890
  Casino Guichard-Perrachon SA........          316            30,967
  CNP Assurances......................        1,753           229,770
  Compagnie de St. Gobain.............        8,494           946,549
  Compagnie Generale des
    Etablissements Michelin, Class
    B.................................        2,309           302,054
  Credit Agricole SA..................       16,111           614,851
  Dassault Systemes SA................        1,145            68,416
  Essilor International SA............        1,508            91,836
  France Telecom SA...................       45,405         1,218,823
  Gecina SA...........................        1,217           197,990
  Groupe Danone.......................        7,876           569,500
  Hermes International................          633            64,118
  Imerys SA...........................        1,106           108,766
  Klepierre...........................        1,026           159,324
  Lafarge SA..........................        5,884           992,039
  Lagardere SCA.......................        3,012           237,809
  LVMH Moet Henessy Louis Vuitton
    SA................................        5,200           581,081
  Neopost SA..........................        1,152           167,880
  Peugeot SA..........................        2,629           220,320
  PPR.................................        1,345           235,997
  Publicis Groupe.....................        2,001            86,237

---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
FRANCE (CONTINUED)
  Renault SA..........................        2,706      $    389,557
  Safran SA...........................        1,739            43,251
  Sanofi-Aventis......................       25,579         2,138,239
  Schneider Electric SA...............        5,897           789,831
  Societe BIC SA......................          620            44,909
  Societe Generale....................       14,632         2,505,398
  Societe Television Francaise 1......        2,466            82,518
  Sodexho Alliance SA.................        4,236           278,739
  Suez SA (Brussels)+.................        1,896            99,672
  Suez SA (Paris).....................       15,506           812,715
  Technip SA..........................        3,018           245,289
  Thales SA...........................        3,391           193,995
  Thomson.............................        5,184            85,017
  Total SA............................       70,684         5,590,494
  Unibail.............................        1,470           346,784
  Unibail-Rodamco.....................        1,096           262,426
  Valeo SA............................        1,692            87,523
  Veolia Environnement................        3,654           270,679
  Vinci SA............................        7,776           555,840
  Vivendi Universal SA................       18,823           798,762
  Zodiac SA...........................          301            21,325
                                                         ------------
                                                           33,768,269
                                                         ------------
GERMANY -- 8.8%
  Adidas AG...........................       11,672           710,685
  Allianz SE..........................       15,967         3,360,050
  Altana AG...........................        3,471            81,421
  BASF AG.............................       25,885         3,328,227
  Bayer AG............................       22,043         1,554,342
  Beiersdorf AG.......................        2,877           199,975
  Celesio AG..........................        4,432           265,630
  Commerzbank AG......................       32,913         1,400,404
  Continental AG......................        7,267         1,040,234
  DaimlerChrysler AG..................       45,444         4,083,658
  Deutsche Bank AG....................       19,176         2,600,374
  Deutsche Boerse AG..................        7,882           906,956
  Deutsche Lufthansa AG...............       12,746           356,461
  Deutsche Post AG....................       40,047         1,167,222
  Deutsche Postbank AG................        2,953           227,820
  Deutsche Telekom AG.................      159,335         2,726,903
  E.ON AG.............................       34,545         5,449,218
  Fresenius Medical Care AG...........       10,755           505,546
  Heidelberger Druckmaschinen AG......        2,950           142,627
  Hochtief AG.........................        3,129           315,142
  Hypo Real Estate Holding AG.........        7,550           461,144
  Infineon Technologies AG+...........       28,800           475,108
  KarstadtQuelle AG+..................        4,467           136,836
  Linde AG............................        3,777           444,157
  MAN AG..............................        8,717         1,258,667
  Merck KGaA..........................        2,377           296,472
  Metro AG............................        7,995           619,108
  Muenchener Rueckversicherungs-
    Gesellschaft AG...................        8,088         1,388,061
  Puma AG Rudolf Dassler Sport........          656           263,023
  RWE AG..............................       23,123         2,441,854
  SAP AG..............................       49,600         2,655,363
  Siemens AG..........................       44,933         5,645,934
  Suedzucker AG.......................        4,154            79,450
  ThyssenKrupp AG.....................       20,381         1,124,727

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
GERMANY (CONTINUED)
  TUI AG..............................       12,792      $    361,157
  Volkswagen AG.......................        8,785         1,581,389
                                                         ------------
                                                           49,655,345
                                                         ------------
GREECE -- 0.2%
  Alpha Bank A.E......................        8,870           300,606
  EFG Eurobank Ergasias...............        5,397           193,407
  National Bank of Greece SA..........        8,610           508,288
  OPAP SA.............................        6,300           217,977
  Titan Cement Co. SA.................        2,000           102,928
                                                         ------------
                                                            1,323,206
                                                         ------------
HONG KONG -- 1.2%
  Bank of East Asia, Ltd. ............       38,450           230,017
  BOC Hong Kong Holdings, Ltd. .......       89,000           228,693
  Cathay Pacific Airways, Ltd. .......       26,000            68,275
  Cheung Kong Holdings, Ltd. .........       37,000           518,724
  China Mobile, Ltd. .................      105,000         1,209,541
  China Resources Enterprise..........       54,000           216,184
  China Travel International
    Investment Hong Kong, Ltd. .......      406,000           269,245
  CLP Holdings, Ltd. .................       41,707           280,838
  Guangdong Investment, Ltd. .........      780,000           508,565
  Hang Lung Properties, Ltd. .........       46,000           168,944
  Hang Seng Bank, Ltd. ...............       17,300           272,529
  Henderson Land Development Co.,
    Ltd. .............................       18,000           129,257
  Hong Kong & China Gas Co., Ltd. ....      100,949           233,691
  Hong Kong Exchanges & Clearing,
    Ltd. .............................       25,500           416,882
  HongKong Electric Holdings, Ltd. ...       33,500           166,190
  Hopewell Holdings, Ltd. ............       16,000            68,834
  Hutchison Whampoa, Ltd. ............       50,544           538,498
  Hysan Development Co., Ltd. ........       16,433            42,325
  Link REIT...........................       40,500            84,523
  MTR Corp., Ltd. ....................       35,035            87,936
  New World Development Co., Ltd. ....       57,877           141,636
  PCCW, Ltd. .........................       91,172            55,599
  Sichuan Expressway Co., Ltd. .......      276,000            91,891
  Sino Land Co., Ltd. ................       29,681            66,173
  Sun Hung Kai Properties, Ltd. ......       32,000           405,609
  Swire Pacific, Ltd., Class A........       22,000           248,417
  Techtronic Industries Co., Ltd. ....       22,500            26,359
  Television Broadcasts, Ltd. ........        7,000            47,721
  Wharf Holdings, Ltd. ...............       29,776           122,936
                                                         ------------
                                                            6,946,032
                                                         ------------
INDIA -- 2.0%
  ABB, Ltd. ..........................        4,060           114,736
  ACC, Ltd. ..........................        1,566            40,758
  Bajaj Auto, Ltd. ...................        1,653            96,114
  Bharat Forge, Ltd. .................        5,268            37,317
  Bharat Heavy Electricals, Ltd. .....       22,490           958,137
  Bharti Airtel, Ltd.+................       42,342           936,556
  Cipla, Ltd. ........................        9,791            46,074
  Dish TV India, Ltd. ................        2,185             4,569
  Dr Reddy's Laboratories, Ltd. ......        5,389            84,317
  GAIL India, Ltd. ...................       13,723           113,433
  GlaxoSmithKline Pharmaceuticals,
    Ltd. .............................          697            19,731
  Glenmark Pharmaceuticals, Ltd. .....        3,252            54,589
  Grasim Industries, Ltd. ............        1,973           143,466

                                                           ---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
INDIA (CONTINUED)
  Gujarat Ambuja Cements, Ltd. .......       26,800      $     86,416
  HDFC Bank, Ltd. ....................       13,924           403,586
  Hero Honda Motors, Ltd. ............        4,397            72,368
  Hindalco Industries, Ltd. ..........       28,800           120,870
  Hindustan Lever, Ltd. ..............       43,557           222,350
  Housing Development Finance Corp.,
    Ltd. .............................        9,692           480,027
  I-Flex Solutions, Ltd. .............          962            51,384
  ICICI Bank, Ltd. ...................       33,108           756,435
  ICICI Bank, Ltd. ADR................        2,900           128,528
  Infosys Technologies, Ltd. .........       20,889         1,014,085
  ITC, Ltd. ..........................       57,900           241,837
  IVRCL Infrastructures & Projects,
    Ltd. .............................       39,600           378,369
  Larsen & Toubro, Ltd. ..............        5,472           352,806
  Mahanagar Telephone Nigam...........       10,058            37,089
  Mahindra & Mahindra, Ltd. ..........        5,489            98,447
  Maruti Udyog, Ltd. .................        3,720            77,434
  Oil & Natural Gas Corp., Ltd. ......       12,843           289,216
  Ranbaxy Laboratories, Ltd. .........        7,949            76,158
  Reliance Communications, Ltd. ......       67,700           935,973
  Reliance Energy, Ltd. ..............        3,212            62,175
  Reliance Industries, Ltd. ..........       24,334         1,138,633
  Satyam Computer Services, Ltd. .....       24,527           290,004
  Sun Pharma Advanced Research Co.,
    Ltd. .............................          871             2,024
  Sun Pharmaceuticals Industries,
    Ltd. .............................        2,508            57,240
  Tata Consultancy Services, Ltd. ....        6,786           191,340
  Tata Motors, Ltd. ..................       10,212           174,121
  Tata Steel, Ltd. ...................        7,108           118,345
  Unitech, Ltd. ......................       52,500           721,496
  UTI Bank, Ltd. .....................        6,000            91,860
  Wipro, Ltd. ........................       10,595           129,381
  Wire and Wireless India, Ltd. ......        1,900             2,654
  Zee News, Ltd. .....................        1,718             2,940
  Zee Telefilms, Ltd. ................       10,943            89,178
                                                         ------------
                                                           11,544,566
                                                         ------------
INDONESIA -- 0.5%
  PT Bank Rakyat Indonesia............      280,500           187,909
  PT Astra International..............      136,500           273,148
  PT Bank Central Asia................    1,051,000           705,527
  PT Bank Mandiri.....................      447,500           168,095
  PTTelekomunikasi Indonesia..........      676,000           812,135
  PT United Tractors..................      709,500           659,542
                                                         ------------
                                                            2,806,356
                                                         ------------
IRELAND -- 0.1%
  Depfa Bank PLC......................       17,864           363,526
                                                         ------------
ITALY -- 0.8%
  Alleanza Assicurazioni SpA..........          313             3,933
  Assicurazione Generali SpA..........       26,072         1,021,352
  Autogrill SpA.......................          277             5,762
  Autostrade SpA......................          579            19,482
  Banca Intesa SpA....................      136,464         1,026,798
  Banca Intesa SpA (Milan)............          429             3,036
  Banca Monte dei Paschi di Siena
    SpA...............................          439             2,789
  Banca Popolare di Milano Scarl......          129             1,852
  Banche Popolari Unite Scpa..........        9,148           225,257
  Banco Popolare Scarl................          465            11,483

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
ITALY (CONTINUED)
  Benetton Group SpA..................          159      $      2,650
  Capitalia SpA.......................       17,697           166,200
  Enel SpA............................        1,444            14,897
  Eni SpA.............................        8,639           301,920
  Fiat SpA............................          479            14,152
  Finmeccanica SpA....................          542            16,260
  Italcementi SpA.....................          115             3,168
  Luxottica Group SpA.................          206             7,487
  Mediaset SpA........................          513             5,353
  Mediobanca SpA......................        3,034            63,977
  Mediolanum SpA......................          165             1,236
  Pirelli & C. SpA+...................        4,284             4,830
  Seat Pagine Gialle SpA..............        2,428             1,345
  Snam Rete Gas SpA...................          211             1,165
  Telecom Italia SpA..................       17,373            46,368
  Telecom Italia SpA (Milan)..........        9,947            21,426
  Tiscali SpA.........................          215               650
  UniCredito Italiano SpA.............      200,216         1,689,284
                                                         ------------
                                                            4,684,112
                                                         ------------
JAPAN -- 20.9%
  ACOM Co., Ltd. .....................          930            33,264
  Advantest Corp. ....................        9,600           374,106
  Aeon Co., Ltd. .....................       18,400           295,385
  Aeon Credit Service Co., Ltd. ......        1,300            18,429
  AIFUL Corp. ........................          850            21,386
  Ajinomoto Co., Inc. ................       29,000           353,026
  Alps Electric Co., Ltd. ............        7,000            69,474
  Amada Co., Ltd. ....................       14,000           163,900
  Asahi Breweries, Ltd. ..............        7,800           110,869
  Asahi Glass Co., Ltd. ..............       56,200           752,920
  Asahi Kasei Corp. ..................       52,000           371,515
  Asatsu-DK, Inc. ....................        1,100            34,585
  Astellas Pharma, Inc. ..............       20,901           857,569
  Bank of Kyoto, Ltd. ................       17,000           229,541
  Benesse Corp. ......................        2,200            68,611
  Bridgestone Corp. ..................       44,300           934,815
  Canon, Inc. ........................       43,100         2,289,987
  Casio Computer Co., Ltd. ...........       16,300           248,002
  Central Japan Railway Co. ..........           75           779,163
  Chiyoda Corp. ......................        9,000           178,404
  Chubu Electric Power Co., Inc. .....       21,200           536,581
  Chugai Pharmaceutical Co., Ltd. ....       11,005           190,897
  Citizen Watch Co., Ltd. ............       14,900           137,768
  Coca-Cola West Japan Co., Ltd. .....          600            12,577
  COMSYS Holdings Corp. ..............        8,000            88,616
  Credit Saison Co., Ltd. ............        2,200            53,857
  CSK Holdings Corp. .................        3,100           100,150
  Dai Nippon Printing Co., Ltd. ......       19,400           287,145
  Daicel Chemical Industries, Ltd. ...        8,000            53,701
  Daiichi Sankyo Co., Ltd. ...........       28,400           794,835
  Daikin Industries, Ltd. ............       14,000           546,076
  Daimaru, Inc. ......................       11,000           125,137
  Dainippon Ink and Chemicals,
    Inc. .............................       26,000           101,893
  Daito Trust Construction Co.,
    Ltd. .............................        7,100           352,470
  Daiwa House Industry Co., Ltd. .....       38,400           504,360
  Daiwa Securities Group, Inc. .......       75,000           794,831
  Denki Kagaku Kogyo Kabushiki
    Kaisha............................       17,000            84,889
  Denso Corp. ........................       31,709         1,193,633
  Dowa Mining Co., Ltd. ..............       24,000           286,806

---------------------

SUNAMERICA SERIES TRUST INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
  East Japan Railway Co. .............          176      $  1,306,995
  Ebara Corp. ........................       15,600            74,774
  Eisai Co., Ltd. ....................        9,700           409,164
  FamilyMart Co., Ltd. ...............        2,400            62,514
  Fanuc, Ltd. ........................        8,600           933,998
  Fast Retailing Co., Ltd. ...........        4,200           238,562
  Fuji Electric Holdings Co., Ltd. ...        7,000            29,097
  Fuji Soft ABC, Inc. ................        1,700            38,709
  Fuji Television Network, Inc. ......           18            36,404
  FUJIFILM Holdings Corp. ............       20,500           893,356
  Fujikura, Ltd. .....................       11,000            67,962
  Fujitsu, Ltd. ......................       77,400           513,085
  Fukuoka Financial Group, Inc.+......       33,000           210,802
  Furukawa Electric Co., Ltd. ........       27,600           152,964
  Hankyu Department Stores, Inc. .....        4,000            38,795
  Hirose Electric Co., Ltd. ..........        1,300           160,710
  Hitachi Construction Machinery Co.,
    Ltd. .............................        1,400            55,669
  Hitachi, Ltd. ......................      140,800         1,006,941
  Hokkaido Electric Power Co.,
    Inc. .............................        1,000            20,670
  Hokuhoku Financial Group, Inc. .....       68,000           214,651
  Honda Motor Co., Ltd. ..............       74,804         2,704,006
  Hoya Corp. .........................       17,300           550,776
  Ibiden Co., Ltd. ...................        5,100           373,324
  Index Corp. ........................           47            15,740
  Inpex Holdings, Inc. ...............           20           202,023
  Isetan Co., Ltd. ...................        7,000           111,739
  Ishikawajima-Harima Heavy Industries
    Co., Ltd. ........................       47,000           180,528
  Ito En, Ltd. .......................          900            27,542
  ITOCHU Corp. .......................       75,000           941,479
  ITOCHU Techno-Solutions Corp. ......        1,500            54,357
  Japan Airlines Corp.+...............       37,000            72,298
  Japan Real Estate Investment
    Corp. ............................           27           307,255
  Japan Retail Fund Investment
    Corp. ............................           24           195,688
  Japan Tobacco, Inc. ................          204         1,043,777
  JFE Holdings, Inc. .................       17,600         1,208,350
  JGC Corp. ..........................       13,000           268,725
  JS Group Corp. .....................       11,300           215,344
  JSR Corp. ..........................        6,300           158,599
  JTEKT Corp. ........................        1,000            17,459
  Kajima Corp. .......................       58,800           240,961
  Kamigumi Co., Ltd. .................        1,000             8,646
  Kaneka Corp. .......................       10,000            81,924
  Kao Corp. ..........................       29,800           821,557
  Kawasaki Heavy Industries, Ltd. ....       48,000           212,908
  Kawasaki Kisen Kaisha, Ltd. ........        3,000            40,995
  Keihin Electric Express Railway Co.,
    Ltd. .............................       20,000           121,875
  Keio Corp. .........................        8,000            50,393
  Keyence Corp. ......................        1,600           344,215
  Kikkoman Corp. .....................        5,000            67,879
  Kinden Corp. .......................        1,000             8,868
  Kintetsu Corp. .....................       80,500           239,306
  Kirin Brewery Co., Ltd. ............       20,800           294,900
  Kobe Steel, Ltd. ...................       88,000           342,395
  Kokuyo Co., Ltd. ...................        2,000            22,128
  Komatsu, Ltd. ......................       49,900         1,584,331
  Konami Corp. .......................        4,300            97,401

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
JAPAN (CONTINUED)
  Konica Minolta Holdings, Inc. ......       19,500      $    288,879
  Kubota Corp. .......................       68,000           567,565
  Kuraray Co., Ltd. ..................       14,500           166,774
  Kurita Water Industries, Ltd. ......        3,000            95,064
  Kyocera Corp. ......................        6,800           657,464
  Kyowa Hakko Kogyo Co., Ltd. ........       13,016           131,078
  Kyushu Electric Power Co., Inc. ....       10,700           254,276
  Lawson, Inc. .......................        2,200            75,839
  Leopalace21 Corp. ..................        5,600           179,206
  Mabuchi Motor Co., Ltd. ............        1,100            66,749
  Marubeni Corp. .....................       73,200           705,064
  Marui Co., Ltd. ....................       18,300           206,637
  Matsui Securities Co., Ltd. ........        7,200            59,889
  Matsushita Electric Industrial Co.,
    Ltd. .............................       94,000         1,715,237
  Matsushita Electric Works, Ltd. ....       15,000           188,825
  Meiji Dairies Corp. ................        8,000            47,382
  Meiji Seika Kaisha, Ltd. ...........       10,000            44,228
  Meitec Corp. .......................        1,000            28,705
  Millea Holdings, Inc. ..............       34,171         1,353,578
  Minebea Co., Ltd. ..................       17,000            92,396
  Mitsubishi Chemical Holdings
    Corp. ............................       37,000           336,538
  Mitsubishi Corp. ...................       67,000         1,979,314
  Mitsubishi Electric Corp. ..........       96,800         1,037,428
  Mitsubishi Estate Co., Ltd. ........       54,000         1,372,278
  Mitsubishi Heavy Industries,
    Ltd. .............................      163,400         1,151,380
  Mitsubishi Logistics Corp. .........        3,000            44,185
  Mitsubishi Materials Corp. .........       86,000           555,525
  Mitsubishi Rayon Co., Ltd. .........       20,000           150,698
  Mitsubishi UFJ Financial Group,
    Inc. .............................          392         4,184,772
  Mitsubishi UFJ Securities Co. ......       17,000           183,324
  Mitsui & Co., Ltd. .................       80,600         1,913,342
  Mitsui Chemicals, Inc. .............       22,000           171,435
  Mitsui Fudosan Co., Ltd. ...........       39,000         1,021,120
  Mitsui Mining & Smelting Co.,
    Ltd. .............................       48,000           231,211
  Mitsui O.S.K. Lines, Ltd. ..........        5,000            78,173
  Mitsui Sumitomo Insurance Co.,
    Ltd. .............................       55,000           635,296
  Mitsui Trust Holdings, Inc. ........       32,518           288,071
  Mitsukoshi, Ltd. ...................       16,000            76,775
  Mizuho Financial Group, Inc. .......          479         3,384,729
  Murata Manufacturing Co., Ltd. .....        8,500           635,518
  NamCo Bandai Holdings, Inc. ........        3,000            47,023
  NEC Corp. ..........................       84,800           416,988
  NEC Electronics Corp.+..............        2,000            57,396
  Net One Systems Co., Ltd. ..........           33            41,932
  NGK Insulators, Ltd. ...............       18,400           562,384
  NGK Spark Plug Co., Ltd. ...........       10,000           181,855
  Nidec Corp. ........................        4,500           298,804
  Nikon Corp. ........................       13,000           417,025
  Nintendo Co., Ltd. .................        3,200         1,567,024
  Nippon Building Fund, Inc. .........           32           425,712
  Nippon Electric Glass Co., Ltd. ....       14,000           219,233
  Nippon Express Co., Ltd. ...........       42,400           229,697
  Nippon Meat Packers, Inc. ..........       13,400           145,350
  Nippon Mining Holdings, Inc. .......       22,000           221,517
  Nippon Oil Corp. ...................       71,200           641,285
  Nippon Paper Group, Inc. ...........           32           104,812
  Nippon Sheet Glass Co., Ltd. .......       18,000            94,939
  Nippon Steel Corp. .................      230,000         1,737,421

                                                           ---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
  Nippon Telegraph and Telephone
    Corp. ............................          128      $    558,651
  Nippon Yusen Kabushiki Kaisha.......       52,000           523,204
  Nishi-Nippon City Bank, Ltd. .......       31,000           103,943
  Nishimatsu Construction Co.,
    Ltd. .............................        1,000             3,464
  Nissan Chemical Industries, Ltd. ...        7,000            87,717
  Nissan Motor Co., Ltd. .............      111,400         1,184,829
  Nisshin Seifun Group, Inc. .........        7,000            65,293
  Nisshinbo Industries, Inc. .........        2,000            24,722
  Nissin Food Products Co., Ltd. .....        3,200            98,189
  Nitto Denko Corp. ..................        9,800           514,763
  Nomura Holdings, Inc. ..............      109,100         2,081,122
  Nomura Research Institute, Ltd. ....        5,400           172,213
  NSK, Ltd. ..........................       32,000           306,950
  NTN Corp. ..........................       23,000           189,042
  NTT Data Corp. .....................           63           263,797
  NTT DoCoMo, Inc. ...................          175           242,955
  Obayashi Corp. .....................       40,000           212,621
  Obic Co, Ltd. ......................          350            69,283
  OJI Paper Co., Ltd. ................       46,800           226,030
  Oki Electric Industry Co., Ltd.+....       22,000            42,626
  Okumura Corp. ......................       11,000            59,135
  Olympus Corp. ......................        5,000           205,409
  Omron Corp. ........................        9,300           247,392
  Onward Kashiyama Co., Ltd. .........        6,000            71,507
  ORACLE Corp. .......................        1,600            71,210
  Oriental Land Co., Ltd. ............        3,100           162,078
  Osaka Gas Co., Ltd. ................      103,200           355,076
  Pioneer Corp. ......................        6,751            91,053
  Promise Co., Ltd. ..................        1,200            32,377
  Resona Holdings, Inc. ..............          233           502,298
  Ricoh Co., Ltd. ....................       27,000           586,849
  Rohm Co., Ltd. .....................        6,800           576,772
  Sanken Electric Co., Ltd. ..........        7,000            52,794
  Sanyo Electric Co., Ltd.+...........       74,000           115,018
  Sapporo Holdings, Ltd. .............        4,000            24,152
  SBI E*Trade Securities Co., Ltd. ...           94           100,006
  Secom Co., Ltd. ....................        6,300           277,360
  Seiko Epson Corp. ..................        5,100           149,544
  Sekisui Chemical Co., Ltd. .........       21,000           164,798
  Sekisui House, Ltd. ................       44,400           552,845
  Seven & I Holdings Co., Ltd. .......       33,700           947,710
  Sharp Corp. ........................       39,800           688,467
  Shimachu Co., Ltd. .................        2,400            68,212
  Shimamura Co., Ltd. ................          900            87,344
  Shimano, Inc. ......................        4,900           156,307
  Shimizu Corp. ......................       42,000           250,704
  Shin-Etsu Chemical Co., Ltd. .......       18,248         1,351,025
  Shinko Securities Co., Ltd. ........       27,000           132,289
  Shinsei Bank, Ltd. .................       58,000           216,059
  Shionogi & Co., Ltd. ...............       11,000           176,364
  Shiseido Co., Ltd. .................       15,600           332,565
  Showa Denko K.K. ...................       26,000            91,204
  Showa Shell Sekiyu K.K. ............        8,400           104,086
  SMC Corp. ..........................        3,000           398,886
  Softbank Corp. .....................       42,200           888,558
  Sompo Japan Insurance, Inc. ........       40,000           465,178
  Sony Corp. .........................       33,247         1,758,958

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
JAPAN (CONTINUED)
  Stanley Electric Co., Ltd. .........        3,100      $     73,644
  Sumitomo Bakelite Co., Ltd. ........        6,000            42,968
  Sumitomo Chemical Co., Ltd. ........       57,400           429,473
  Sumitomo Corp. .....................       49,900           965,585
  Sumitomo Electric Industries,
    Ltd. .............................       30,500           501,817
  Sumitomo Heavy Industries, Ltd. ....       20,000           245,656
  Sumitomo Metal Industries, Ltd. ....      137,000           796,357
  Sumitomo Metal Mining Co., Ltd. ....       45,400         1,101,318
  Sumitomo Mitsui Financial Group,
    Inc. .............................          297         2,696,572
  Sumitomo Realty & Development Co.,
    Ltd. .............................       18,000           534,893
  T&D Holdings, Inc. .................       10,600           693,576
  Taiheiyo Cement Corp. ..............       26,000           111,000
  Taisei Corp. .......................       57,000           201,586
  Taisho Pharmaceutical Co., Ltd. ....        6,412           124,600
  Taiyo Yuden Co., Ltd. ..............        4,000            86,466
  Takara Holdings, Inc. ..............        2,000            12,341
  Takashimaya Co., Ltd. ..............       17,000           192,042
  Takeda Pharmaceutical Co., Ltd. ....       34,601         2,259,146
  Takefuji Corp. .....................        1,490            46,364
  TDK Corp. ..........................        5,200           443,661
  Teijin, Ltd. .......................       37,800           205,511
  Terumo Corp. .......................        8,700           370,679
  The 77 Bank, Ltd. ..................       20,000           132,081
  The Bank of Yokohama, Ltd. .........       70,000           487,984
  The Chiba Bank, Ltd. ...............       41,000           346,583
  The Joyo Bank, Ltd. ................       45,000           261,962
  The Kansai Electric Power Co.,
    Inc. .............................       35,800           794,393
  The Shizuoka Bank, Ltd. ............       36,000           362,338
  The Sumitomo Trust & Banking Co.,
    Ltd. .............................       72,000           610,671
  THK Co., Ltd. ......................        1,700            40,284
  TIS, Inc. ..........................        1,602            36,316
  Tobu Railway Co., Ltd. .............       43,200           189,242
  Toho Co., Ltd. .....................        3,000            55,028
  Tohoku Electric Power Co., Inc. ....       20,800           462,040
  Tokyo Broadcasting System, Inc. ....        4,000           107,934
  Tokyo Electric Power Co., Inc. .....       52,100         1,387,835
  Tokyo Electron, Ltd. ...............       10,300           742,857
  Tokyo Gas Co., Ltd. ................      109,400           473,859
  Tokyo Tatemono Co., Ltd. ...........       13,000           157,763
  Tokyu Corp. ........................       49,000           304,626
  TonenGeneral Sekiyu KK..............       15,000           146,808
  Toppan Printing Co., Ltd. ..........       18,200           197,252
  Toray Industries, Inc. .............       51,100           408,350
  Toshiba Corp. ......................      120,000         1,136,315
  Tosoh Corp. ........................       20,000           119,177
  Toto, Ltd. .........................       23,200           197,416
  Toyo Seikan Kaisha, Ltd. ...........        8,400           147,097
  Toyobo Co., Ltd. ...................        3,000             8,092
  Toyoda Gosei Co., Ltd. .............          600            19,084
  Toyota Industries Corp. ............        4,350           197,145
  Toyota Motor Corp. .................      121,100         7,327,543
  Trend Micro, Inc. ..................        5,000           154,169
  Uni-Charm Corp. ....................        1,600            87,451
  Uniden Corp. .......................        3,000            23,839
  UNY Co., Ltd. ......................        5,000            53,165
  Ushio, Inc. ........................        2,000            38,237
  USS Co, Ltd. .......................        1,000            67,085

---------------------

SUNAMERICA SERIES TRUST INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
  Wacoal Corp. .......................        3,000      $     36,996
  West Japan Railway Co. .............           18            81,480
  Yahoo! Japan Corp. .................          751           233,515
  Yakult Honsha Co., Ltd. ............        4,000            94,961
  Yamada Denki Co., Ltd. .............        4,810           481,454
  Yamaha Corp. .......................        5,000           108,724
  Yamaha Motor Co., Ltd. .............        2,000            56,343
  Yamato Transport Co., Ltd. .........       13,000           193,842
  Yamazaki Baking Co., Ltd. ..........        4,000            32,041
  Yokogawa Electric Corp. ............        9,000           122,209
                                                         ------------
                                                          118,234,874
                                                         ------------
LUXEMBOURG -- 0.0%
  Acergy SA...........................        8,600           228,765
                                                         ------------
MALAYSIA -- 0.1%
  IJM Corp BHD........................      162,600           407,328
                                                         ------------
MEXICO -- 1.4%
  Alfa SA, Class A....................       12,000            82,395
  America Movil SA de CV..............      902,200         2,694,802
  Cemex SA de CV......................      211,055           680,376
  Coca-Cola Femsa SA de CV, Series
    L.................................        4,000            18,213
  Corporacion GEO SA de CV, Series
    B+................................       61,300           335,494
  Desarrolladora Homex SA de CV
    ADR+..............................        4,500           254,340
  Fomento Economico Mexicano, SA de
    CV................................       69,000           254,480
  Grupo Carso SA de CV................       26,000           104,178
  Grupo Financiero Banorte SA de CV...      167,400           743,157
  Grupo Mexico SA de CV, Class B......       38,000           265,106
  Grupo Modelo SA de CV, Series C.....       20,000           107,456
  Grupo Televisa SA...................       75,000           378,374
  Kimberly-Clark de Mexico SA de CV,
    Class A...........................       18,000            70,976
  Telefonos de Mexico SA de CV........      430,000           734,993
  Urbi, Desarrollos Urbanos, SA de
    CV................................       30,500           128,458
  Wal-Mart de Mexico SA de CV, Series
    V.................................      217,854           791,569
                                                         ------------
                                                            7,644,367
                                                         ------------
NETHERLANDS -- 2.9%
  ABN Amro Holding NV.................       68,499         3,286,162
  Aegon NV............................       53,516           971,128
  Akzo Nobel NV.......................        7,932           652,915
  ASML Holding NV+....................       18,524           543,485
  Corio NV............................        2,102           150,661
  European Aeronautic Defense and
    Space Co. ........................        7,939           240,515
  Fugro NV............................        1,121            74,636
  Hagemeyer NV........................        2,229            11,731
  Heineken NV.........................       17,551         1,113,033
  ING Groep NV........................       45,361         1,918,687
  James Hardie Industries NV..........       21,511           135,966
  Koninklijke DSM DV..................        4,386           226,878
  Koninklijke KPN NV..................       53,960           833,016
  Koninklijke Philips Electronics
    NV................................       27,193         1,095,913
  Mittal Steel Co NV..................       17,913         1,096,447
  Oce NV..............................        2,867            66,370
  Qiagen NV+..........................        7,643           132,389
  Reed Elsevier NV....................       12,657           232,102

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
NETHERLANDS (CONTINUED)
  Royal Numico NV.....................        6,655      $    482,855
  SBM Offshore NV.....................        2,690           111,104
  STMicroelectronics NV...............       26,278           450,043
  TPG NV..............................       21,028           899,046
  Unilever NV.........................       47,848         1,443,740
  Wereldhave NV.......................          856           108,338
  Wolters Kluwer NV...................        7,038           205,028
                                                         ------------
                                                           16,482,188
                                                         ------------
NORWAY -- 1.3%
  Aker Kvaerner ASA...................       12,260           311,768
  DNB NOR ASA.........................       16,248           215,429
  Norsk Hydro ASA.....................       37,685         1,447,227
  Norske Skogindustrier ASA...........       10,100           141,655
  Ocean RIG ASA+......................        4,400            30,738
  Orkla ASA...........................       49,760           944,713
  ProSafe ASA.........................        7,500           116,456
  Statoil ASA.........................       89,150         2,617,246
  Tandberg ASA........................        8,400           189,621
  Telenor ASA+........................       37,800           690,019
  TGS Nopec Geophysical Co. ASA+......        8,500           164,878
  Yara International ASA..............       10,867           291,973
                                                         ------------
                                                            7,161,723
                                                         ------------
PHILIPPINES -- 0.0%
  Banco de Oro Universal Bank.........       40,502            59,192
  Bank of the Philippine Islands......       22,590            32,575
  Metropolitan Bank & Trust...........       80,000           108,085
                                                         ------------
                                                              199,852
                                                         ------------
POLAND -- 0.6%
  Agora SA............................        2,900            45,775
  Bank BPH............................          700           243,912
  Bank Pekao SA.......................        9,956           920,811
  Bank Zachodni WBK SA................        2,000           196,892
  Grupa Kety SA.......................          100             7,153
  Kghm Polska Miedz SA................       10,000           450,742
  Polski Koncern Naftowy SA...........       23,500           457,561
  Powszechna Kasa Oszczednosci Bank
    Polski SA.........................       29,400           617,473
  Prokom Software SA..................          900            50,563
  Telekomunikacja Polska SA...........       54,400           429,992
                                                         ------------
                                                            3,420,874
                                                         ------------
PORTUGAL -- 0.2%
  Banco Comercial Portugues SA........       55,624           283,235
  Brisa-Auto Estradas de Portugal
    SA................................       13,263           180,470
  Energias de Portugal SA.............       14,706            83,681
  Portugal Telecom SGPS SA............       20,599           289,425
  PT Multimedia-Servicos de
    Telecomunicacoes e Multimedia,
    SGPS SA...........................        1,636            26,370
                                                         ------------
                                                              863,181
                                                         ------------
RUSSIA -- 1.5%
  Novdipetsk Steel GDR................        6,100           192,211
  LUKOIL ADR..........................       15,016         1,208,788
  Mining & Metallurgical Co. Norilsk
    Nickel ADR........................        7,615         1,808,562
  Mobile Telesystems OJSC ADR.........        8,200           524,390
  OAO Gazprom ADR.....................       17,709           770,342
  OAO Gazprom ADR (London)............       30,403         1,309,851

                                                           ---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
RUSSIA (CONTINUED)
  OAO Vimpel-Communications ADR.......        4,300      $    455,370
  Polyus Gold Co. ADR.................        4,900           191,590
  Sberbank GDR........................          593           268,157
  Severstal GDR.......................       11,900           210,035
  Surgutneftegaz ADR..................        6,800           384,200
  Tatneft GDR.........................        3,000           300,750
  Unified Energy System GDR...........        3,686           503,671
  Wimm-Bill-Dann Foods ADR............        3,000           282,000
                                                         ------------
                                                            8,409,917
                                                         ------------
SINGAPORE -- 1.5%
  Ascendas Real Estate Investment
    Trust.............................       57,000           100,865
  CapitaLand, Ltd. ...................       69,000           336,598
  CapitaMall Trust....................       51,000           124,990
  Chartered Semiconductor
    Manufacturing, Ltd.+..............       81,000            59,436
  City Developments, Ltd. ............       29,977           295,780
  ComfortDelGro Corp., Ltd. ..........      108,465           145,922
  Cosco Corp. Singapore, Ltd. ........       47,000           156,688
  Creative Technology, Ltd. ..........        6,401            30,246
  DBS Group Holdings, Ltd. ...........       61,929           930,142
  Fraser and Neave, Ltd. .............       77,000           262,193
  Jardine Cycle & Carriage, Ltd. .....       10,025           105,909
  K-REIT Asia.........................        5,000             9,642
  Keppel Corp., Ltd. .................       62,000           541,229
  Keppel Land, Ltd. ..................       21,000           114,388
  Neptune Orient Lines, Ltd. .........       43,000           156,084
  Overseas-Chinese Banking Corp.,
    Ltd. .............................      138,888           823,779
  Parkway Holdings, Ltd. .............       36,000            90,942
  SembCorp Industries, Ltd. ..........       47,370           177,352
  SembCorp Marine, Ltd. ..............       32,000           118,531
  Singapore Airlines, Ltd. ...........       33,000           416,684
  Singapore Exchange, Ltd. ...........       43,997           280,639
  Singapore Land, Ltd. ...............       13,000            88,661
  Singapore Post, Ltd. ...............       88,000            71,945
  Singapore Press Holdings, Ltd. .....       86,936           256,059
  Singapore Technologies Engineering,
    Ltd. .............................       76,472           184,106
  Singapore Telecommunications,
    Ltd. .............................      676,530         1,542,047
  STATS ChipPAC, Ltd.+................       78,000            87,380
  United Overseas Bank, Ltd. .........       64,044           937,774
  United Overseas Land, Ltd. .........       35,308           124,006
  Venture Corp., Ltd. ................       15,506           154,186
                                                         ------------
                                                            8,724,203
                                                         ------------
SOUTH AFRICA -- 0.2%
  Mondi, Ltd. ........................        8,031            69,162
  MTN Group, Ltd. ....................       61,440           860,010
                                                         ------------
                                                              929,172
                                                         ------------
SOUTH KOREA -- 0.5%
  LG. Philips LCD Co., Ltd. ..........       26,950         1,256,017
  Samsung Electronics Co., Ltd. ......        2,163         1,423,933
                                                         ------------
                                                            2,679,950
                                                         ------------
SPAIN -- 1.7%
  Altadis SA..........................       14,780           972,288
  Antena 3 de Television SA+..........        1,414            26,891
  Banco Bilbao Vizcaya Argentaria
    SA................................       69,042         1,686,981
  Banco Popular Espanol SA............       19,164           342,254

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
SPAIN (CONTINUED)
  Banco Santander Central Hispano SA..      109,708      $  2,056,706
  Endesa SA...........................          422            22,763
  Gas Natural SDG, SA.................          569            32,480
  Iberdrola SA........................          360            19,979
  Iberdrola SA (London)...............       10,131           555,772
  Indra Sistemas SA...................        1,441            37,478
  Industria de Diseno Textil SA.......        5,192           311,237
  Metrovacesa SA......................          531            57,680
  Repsol YPF SA.......................       21,915           825,606
  Sociedad General de Aguas de
    Barcelona SA, Class A.............          140             5,089
  Telefonica SA.......................      115,090         2,686,874
  Union Fenosa SA.....................           85             4,632
                                                         ------------
                                                            9,644,710
                                                         ------------
SWEDEN -- 2.0%
  Alfa Laval AB.......................          600            37,758
  Assa Abloy AB, Class B..............        9,773           211,725
  Atlas Copco AB, Class A.............       41,810           718,378
  Atlas Copco AB, Class B.............       14,310           229,501
  Electrolux AB, Class B..............        6,100           154,116
  Eniro AB............................        3,200            39,298
  Fabege AB...........................        2,600            27,373
  Getinge AB, Class B.................        4,600           101,593
  Hennes & Mauritz AB, Class B........        9,600           555,384
  Holmen AB...........................        1,750            73,658
  Husqvarna AB, Class A...............        1,830            25,223
  Husqvarna AB, Class B...............        6,100            85,004
  Modern Times Group AB, Class B......        1,000            61,376
  Nordea Bank AB......................       92,626         1,488,526
  Sandvik AB..........................       49,570           997,668
  Scania AB, Class B..................       12,000           284,084
  Skandinaviska Enskilda Banken AB,
    Class A...........................       14,677           500,707
  Skanska AB, Class B.................       11,413           244,641
  SKF AB, Class B.....................        8,252           173,859
  Ssab Svenskt Stal AB, Class A.......        6,150           219,888
  Svenska Cellulosa AB, Class B.......       19,431           343,733
  Svenska Handelsbanken, Class A......       25,410           726,939
  Swedish Match AB....................        8,700           170,264
  Tele2 AB, Class B...................        4,400            76,859
  Telefonaktiebolaget LM Ericsson,
    Class B...........................      482,314         1,807,054
  TeliaSonera AB......................       46,389           351,407
  Volvo AB, Class A...................       15,325           282,258
  Volvo AB Class B....................       61,875         1,125,742
  Wihlborgs Fastigheter AB............          520             8,769
                                                         ------------
                                                           11,122,785
                                                         ------------
SWITZERLAND -- 4.8%
  ABB, Ltd. ..........................       61,297         1,473,192
  ABB, Ltd. ADR.......................       22,300           536,761
  Ciba Specialty Chemicals AG.........        2,104           127,021
  Clariant AG+........................        7,098           109,551
  Compagnie Financiere Richemont SA...       13,491           845,440
  Credit Suisse Group.................       33,595         2,192,847
  Geberit AG..........................        1,410           231,521
  Givaudan SA.........................          215           201,364
  Holcim, Ltd. .......................        7,202           764,107
  Kudelski SA.........................        1,372            46,370

---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SWITZERLAND (CONTINUED)
  Logitech International SA+..........        5,908      $    158,991
  Lonza Group AG......................        1,195           113,036
  Micronas Semiconductor Holdings+....        1,257            19,312
  Nestle SA...........................       17,342         6,625,307
  Nobel Biocare Holding AG............        1,055           317,651
  Novartis AG.........................       65,463         3,536,288
  OC Oerlikon Corp AG+................          245           109,461
  Roche Holding AG....................       19,688         3,486,562
  Schindler Holding AG................        3,010           190,482
  Straumann AG........................          483           134,212
  Swatch Group AG.....................        1,614            93,987
  Swatch Group AG, Class B............          868           260,983
  Swiss Reinsurance...................       13,121         1,121,081
  Swisscom AG.........................          648           220,100
  Syngenta AG.........................        3,353           632,977
  UBS AG..............................       60,110         3,334,672
  Zurich Financial Services AG........        1,521           442,440
                                                         ------------
                                                           27,325,716
                                                         ------------
TAIWAN -- 0.1%
  AU Optronics Corp. ADR..............       43,940           743,465
                                                         ------------
THAILAND -- 0.0%
  Advance Agro Public Co., Ltd.+......          660               645
  Univest Land PCL+(3)(4).............       22,500                 0
                                                         ------------
                                                                  645
                                                         ------------
TURKEY -- 0.2%
  Akbank TAS..........................       34,530           233,142
  Turkcell Iletisim Hizmetleri AS.....      123,891           873,790
  Turkiye Is Bankasi, Class C.........       51,740           282,034
                                                         ------------
                                                            1,388,966
                                                         ------------
UNITED KINGDOM -- 16.2%
  3i Group PLC........................        5,383           116,418
  Aegis Group PLC.....................       44,752           113,605
  AMEC PLC............................        8,935           113,813
  American Physicians Capital,
    Inc. .............................       46,773         1,510,164
  Amvescap PLC........................        9,302           116,989
  Anglo American PLC..................       73,087         4,193,973
  ARM Holdings PLC....................       76,660           227,583
  Arriva PLC..........................        5,793            92,136
  AstraZeneca PLC.....................       39,846         2,064,233
  Aviva PLC...........................       93,428         1,294,433
  BAE Systems PLC.....................      106,301           897,890
  Balfour Beatty PLC..................       16,578           142,397
  Barclays PLC........................      199,828         2,803,588
  Barratt Developments PLC............        4,768            89,862
  BBA Aviation PLC....................       17,418            85,224
  Bellway PLC.........................        4,507           112,330
  Berkeley Group Holdings PLC+........        2,361            78,061
  BG Group PLC........................      111,879         1,826,531
  BHP Billiton PLC....................      127,307         3,752,376
  Biffa PLC...........................       17,626            88,099
  BP PLC..............................      575,428         6,680,595
  Britannic Group PLC.................        1,256            16,746
  British Airways PLC+................       20,325           163,246
  British Land Co. PLC................       10,707           266,531
  British Sky Broadcasting Group
    PLC...............................       21,812           292,906
  BT Group PLC........................      255,070         1,623,684

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
UNITED KINGDOM (CONTINUED)
  Bunzl PLC...........................       16,778      $    219,944
  Burberry Group PLC..................        5,860            74,723
  Cadbury Schweppes PLC...............       65,351           812,992
  Capita Group PLC....................        4,183            60,933
  Carnival PLC........................        7,196           313,877
  Centrica PLC........................      103,023           743,997
  Close Brothers Group PLC............          823            13,324
  Cobham PLC..........................       51,529           198,933
  Compass Group PLC...................       86,855           585,730
  Daily Mail & General Trust..........        6,452            93,288
  Diageo PLC..........................      105,952         2,158,446
  Drax Group PLC......................        4,156            57,800
  DSG International PLC...............       36,876           115,998
  Electrocomponents PLC...............       20,249           101,555
  Emap PLC............................        4,494            76,562
  EMI Group PLC.......................       16,996            87,444
  Enterprise Inns PLC.................       29,580           403,533
  Experian Group, Ltd. ...............       15,716           180,194
  Fiberweb PLC........................        5,184            13,852
  FirstGroup PLC......................       15,308           194,553
  FKI PLC.............................        5,356            11,890
  Friends Provident PLC...............       72,290           270,514
  Galiform PLC+.......................        5,150            13,454
  GKN PLC.............................       14,066           108,663
  GlaxoSmithKline PLC.................      145,396         3,708,446
  Group 4 Securicor PLC...............        7,209            31,353
  Hammerson PLC.......................        5,870           141,109
  Hanson PLC..........................       27,452           605,363
  Hays PLC............................       32,049           103,273
  HBOS PLC............................      115,574         2,264,073
  Home Retail Group...................       15,683           129,556
  HSBC Holdings PLC...................      165,061         3,064,835
  ICAP PLC............................        3,069            29,496
  IMI PLC.............................       13,260           157,180
  Imperial Chemical Industries PLC....       40,076           505,879
  Imperial Tobacco Group PLC..........       20,044           879,989
  Intercontinental Hotels Group PLC...       14,382           327,079
  International Personal Finance
    PLC...............................        5,937            26,529
  International Power PLC.............        9,315            77,396
  Invensys PLC+.......................        7,447            56,077
  J Sainsbury PLC.....................       35,170           404,527
  Johnson Matthey PLC.................        6,172           210,550
  Kelda Group PLC.....................       15,546           264,224
  Kesa Electricals PLC................       14,820            96,177
  Kingfisher PLC......................       22,249            95,983
  Ladbrokes PLC.......................       31,596           260,282
  Land Securities Group PLC...........        9,582           325,064
  Legal & General Group PLC...........      240,380           681,477
  Liberty International PLC...........        5,106           106,236
  Lloyds TSB Group PLC................      200,574         2,249,626
  LogicaCMG PLC.......................       27,237            84,486
  London Stock Exchange Group PLC.....        4,029           108,753
  Lonmin PLC..........................        1,060            74,766
  Man Group PLC.......................       26,451           300,575
  Marks & Spencer Group PLC...........       32,068           407,215
  Meggitt PLC.........................       15,929            98,405
  Michael Page International PLC......        6,670            72,977
  Misys PLC...........................       15,944            76,741
  Mondi PLC...........................       20,079           176,078

                                                           ---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(2)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
UNITED KINGDOM (CONTINUED)
  National Express Group PLC..........        4,865      $    111,664
  National Grid PLC...................      112,467         1,592,252
  Next PLC............................        5,025           191,179
  Pearson PLC.........................       19,656           315,172
  Persimmon PLC.......................        5,378           126,066
  Provident Financial PLC.............        2,968            54,164
  Prudential PLC......................       69,358           947,934
  Punch Taverns PLC...................       10,572           245,075
  Rank Group PLC......................       10,180            34,171
  Reckitt Benckiser PLC...............       32,558         1,743,119
  Reed Elsevier PLC...................       24,789           306,437
  Rentokil Initial PLC................       11,447            35,901
  Reuters Group PLC...................       29,106           363,955
  Rexam PLC...........................       18,060           183,459
  Rio Tinto PLC.......................       56,149         4,052,308
  Rolls-Royce Group PLC+..............       60,833           621,977
  Royal & Sun Alliance Insurance Group
    PLC...............................       99,304           265,435
  Royal Bank of Scotland Group PLC....      265,701         3,179,071
  Royal Dutch Shell PLC, Class A......      119,364         4,645,286
  Royal Dutch Shell PLC, Class B......       83,387         3,296,685
  SABMiller PLC.......................       14,390           370,333
  Sage Group PLC......................       50,300           233,016
  Schroders PLC.......................          786            19,646
  Scottish & Newcastle PLC............        5,078            60,937
  Scottish and Southern Energy PLC....       37,472         1,089,790
  Serco Group PLC.....................        2,930            25,841
  Severn Trent PLC....................       11,816           307,125
  Signet Group PLC....................       85,037           167,559
  Slough Estates PLC..................        8,412            91,792
  Smith & Nephew PLC..................       23,503           278,663
  Smiths Group PLC....................       12,069           255,739
  Northern Rock PLC...................        2,920            47,463
  Stagecoach Group PLC................       15,181            63,923
  Tate & Lyle PLC.....................       22,639           260,906
  Taylor Woodrow PLC..................       23,082           152,528
  Tesco PLC...........................      197,996         1,625,708
  Tomkins PLC.........................       29,540           140,782
  Unilever PLC........................       42,562         1,324,763
  United Business Media PLC...........        5,248            80,126
  United Utilities PLC................        7,621           103,032
  Vodafone Group PLC..................    1,637,689         4,968,906
  Whitbread PLC.......................        8,193           275,048
  William Hill PLC....................       22,413           271,582
  Wolseley PLC........................       19,183           417,247
  WPP Group PLC.......................       19,225           275,449
  Xstrata PLC.........................       42,273         2,685,505
  Yell Group PLC......................       12,436           115,723
                                                         ------------
                                                           91,897,829
                                                         ------------
UNITED STATES -- 0.0%
  Synthes, Inc. ......................        2,249           261,651
                                                         ------------
TOTAL COMMON STOCK
  (cost $323,519,557).................                    481,388,598
                                                         ------------

---------------------------------------------------------------------
                                          SHARES/
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT         (NOTE 3)(2)
PREFERRED STOCK -- 2.1%
BRAZIL -- 1.7%
  Aracruz Celulose SA, Class B........       18,993      $    120,011
  Banco Bradesco SA...................       38,000           988,690
  Banco Itau Holding Financeira SA....       25,693         1,179,398
  Centrais Eletricas Brasileiras SA,
    Class B...........................    5,002,360           129,886
  Cia Energetica de Minas Gerais......       13,222           266,785
  Companhia de Bebidas Das Americas...      743,588           511,308
  Companhia Vale do Rio Doce, Class
    A.................................       55,526         2,335,082
  Contax Participacoes SA.............        8,931            12,425
  Embratel Participacoes SA...........    4,098,758            15,452
  Gerdau SA...........................       14,750           372,020
  Klabin SA...........................       19,500            66,059
  Petroleo Brasileiro SA..............       99,000         2,770,822
  Sadia SA............................       22,000           104,083
  Tele Norte Leste Participacoes SA...       12,033           256,212
  Telesp Celular Participacoes SA.....       14,412            64,281
  Usinas Siderurgicas de Minas Gerais
    SA, Class A.......................        3,700           227,328
  Votorantim Celulose e Papel SA......        3,853            91,451
                                                         ------------
                                                            9,511,293
                                                         ------------
GERMANY -- 0.4%
  Henkel KGaA.........................       10,248           553,008
  Porsche AG..........................          394           711,060
  RWE AG..............................        2,037           193,925
  Volkswagen AG.......................        5,233           588,196
                                                         ------------
                                                            2,046,189
                                                         ------------
RUSSIA -- 0.0%
  Surgutneftegaz Preferred ADR........        3,200           219,200
                                                         ------------
TOTAL PREFERRED STOCK
  (cost $5,626,307)...................                     11,776,682
                                                         ------------
RIGHTS -- 0.0%+
JAPAN -- 0.0%
  Dowa Mining Co., Ltd.
    Expires 01/29/10..................       23,000            13,950
                                                         ------------
SWEDEN -- 0.0%
  SSAB Svenskt Stal AB
    Expires 08/23/07..................        6,150            21,107
                                                         ------------
TOTAL RIGHTS
  (cost $0)...........................                         35,057
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $329,145,864).................                    493,200,337
                                                         ------------

---------------------

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PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED) -- (CONTINUED)
--------------------------------------------------------------------------------

                                          SHARES/
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT         (NOTE 3)(2)
---------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.0%
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    3.00%, dated 07/31/07, to be
    repurchased 08/01/07 in the amount
    of $45,380,781 and collateralized
    by Federal National Mtg. Assoc.
    Notes, bearing interest at 6.08%
    due 12/06/21 and having
    approximate value of $46,285,238
    (cost $45,377,000)................  $45,377,000      $ 45,377,000
                                                         ------------
TOTAL INVESTMENTS --
  (cost $374,522,864)(1)..............         95.1%      538,577,337
Other assets less liabilities.........          4.9        27,642,187
                                        -----------      ------------
NET ASSETS --.........................        100.0%     $566,219,524
                                        ===========      ============

------------
+    Non-income producing security
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
(1)  See Note 5 for cost of investments on a tax basis.
(2) A substantial number of the Portfolios holdings were valued using fair value procedures at July 31, 2007. At July 31, 2007, the aggregate value of these securities was $464,893,838 representing 82.1% of net assets. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.
(3)  Illiquid security
(4)  Fair valued security; See Note 3

                                                           ---------------------

SUNAMERICA SERIES TRUST INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO

--------------------------------------------------------------------------------

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------

  NUMBER                                                                                                    UNREALIZED
    OF                                                        EXPIRATION     VALUE AT      VALUE AS OF     APPRECIATION
 CONTRACTS                    DESCRIPTION                        DATE       TRADE DATE    JULY 31, 2007   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
216   Long   CAC 40 Index.................................  August 2007     $17,876,822    $17,043,989     $  (832,833)
 17   Long   Dow Jones Euro Stoxx 50......................  September 2007   1,021,418       1,007,144         (14,274)
 11   Long   German Stock Index...........................  September 2007   3,000,315       2,866,170        (134,145)
 14   Long   IBEX 35 Index................................  August 2007      2,910,712       2,834,149         (76,563)
 33   Long   Nikkei Index.................................  September 2007   5,000,094       4,789,315        (210,779)
261   Long   OMX Index Future.............................  August 2007      5,069,975       4,773,256        (296,719)
  4   Long   S&P Milan Index..............................  September 2007   1,168,958       1,106,578         (62,380)
 61   Long   Singapore Index Future.......................  August 2007      3,396,383       3,488,471          92,088
151   Long   Toyko Price Index............................  September 2007  22,536,757      21,642,077        (894,680)
                                                                                                           ------------
                                                                                                           $(2,430,285)
                                                                                                           ============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

      CONTRACT                    IN              DELIVERY    GROSS UNREALIZED
     TO DELIVER              EXCHANGE FOR           DATE        APPRECIATION
------------------------------------------------------------------------------
*AUD          847,900   USD            713,745   09/14/2007     $  140,704
 HKD      119,430,877   USD         15,313,188   09/14/2007         31,754
*USD       52,783,346   EUR         39,497,886   09/14/2007      1,337,100
*USD       32,843,443   GBP         16,649,158   09/14/2007        950,532
*USD       22,173,125   JPY      2,668,079,387   09/14/2007        482,702
 USD        2,950,606   SEK         20,742,833   09/14/2007        134,530
 USD        3,455,100   SGD          5,280,775   09/13/2007         40,955
*USD          801,075   CHF            988,150   09/14/2007         23,968
                                                                -----------
                                                                $3,142,245
                                                                -----------

       CONTRACT                   IN             DELIVERY    GROSS UNREALIZED
      TO DELIVER             EXCHANGE FOR          DATE       (DEPRECIATION)
-----------------------------------------------------------------------------
*CHF          1,006,092   USD         815,508   09/14/2007     $   (24,516)
*EUR          4,670,104   USD       6,244,649   09/14/2007        (154,380)
*GBP          3,349,133   USD       6,614,638   09/14/2007        (183,334)
*JPY      4,091,498,901   USD      33,995,402   09/14/2007        (747,302)
*USD         12,313,285   AUD      14,633,840   09/14/2007          (7,852)
                                                               ------------
                                                               $(1,117,384)
                                                               ------------
        Net Unrealized Appreciation (Depreciation)........     $ 2,024,861
                                                               ============

---------------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD -- Australian Dollar
CHF -- Swiss Franc
EUR -- Euro Dollar
GBP -- British Pound
HKD -- Hong Kong Dollar
JPY -- Japanese Yen
SEK -- Swedish Krona
SGD -- Singapore Dollar
USD -- United States Dollar

See Notes to Financial Statements

---------------------
    190

SUNAMERICA SERIES TRUST EMERGING MARKETS PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Oil Companies-Integrated..................................    9.5%
Banks-Commercial..........................................    8.4
Repurchase Agreements.....................................    6.6
Cellular Telecom..........................................    4.7
Oil Companies-Exploration & Production....................    4.7
Electronic Components-Semiconductors......................    4.0
Semiconductors Components-Integrated Circuits.............    4.0
Diversified Financial Services............................    3.7
Real Estate Operations & Development......................    3.7
Diversified Minerals......................................    3.6
Telecom Services..........................................    2.9
Electric-Integrated.......................................    2.8
Electronic Components-Misc. ..............................    2.7
Steel-Producers...........................................    2.5
Building & Construction-Misc. ............................    2.2
Retail-Hypermarkets.......................................    2.1
Petrochemicals............................................    1.9
Telephone-Integrated......................................    1.9
Building-Heavy Construction...............................    1.7
Building-Residential/Commercial...........................    1.6
Home Furnishings..........................................    1.4
Computers.................................................    1.3
Paper & Related Products..................................    1.3
Auto-Cars/Light Trucks....................................    1.1
Electric Products-Misc. ..................................    1.1
Platinum..................................................    1.1
Building Products-Cement..................................    1.0
Coal......................................................    1.0
Equity Fund-Emerging Market...............................    1.0
Food-Meat Products........................................    1.0
Insurance-Multi-line......................................    1.0
Shipbuilding..............................................    1.0
Casino Hotels.............................................    0.9
Finance-Mortgage Loan/Banker..............................    0.9
Oil Refining & Marketing..................................    0.9
Power Converter/Supply Equipment..........................    0.9
Rubber-Tires..............................................    0.9
Brewery...................................................    0.8
Chemicals-Diversified.....................................    0.8
Sugar.....................................................    0.8
Transport-Marine..........................................    0.8
Electric-Generation.......................................    0.7
Real Estate Management/Services...........................    0.7
Metal-Diversified.........................................    0.6
Non-Ferrous Metals........................................    0.6
Medical-Generic Drugs.....................................    0.4
Computer Software.........................................    0.3
Schools...................................................    0.3
Investment Companies......................................    0.2
Broadcast Services/Program................................    0.1
                                                            -----
                                                            100.1%
                                                            =====

COUNTRY ALLOCATION*
South Korea...............................................   16.7%
Brazil....................................................   12.2
Taiwan....................................................   12.1
China.....................................................   10.5
Russia....................................................    9.6
United States.............................................    7.6
Mexico....................................................    5.1
South Africa..............................................    4.7
Malaysia..................................................    3.4
Thailand..................................................    2.4
Israel....................................................    1.9
Kazakhstan................................................    1.9
Egypt.....................................................    1.8
India.....................................................    1.8
Philippines...............................................    1.8
Indonesia.................................................    1.5
Turkey....................................................    1.4
Poland....................................................    0.9
Hong Kong.................................................    0.8
United Arab Emirates......................................    0.8
Czech Republic............................................    0.7
Colombia..................................................    0.5
                                                            -----
                                                            100.1%
                                                            =====

------------
*  Calculated as a percentage of net assets

                                                           ---------------------

SUNAMERICA SERIES TRUST EMERGING MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                          VALUE
         SECURITY DESCRIPTION              SHARES      (NOTE 3)(2)
-------------------------------------------------------------------
COMMON STOCK -- 88.2%
BRAZIL -- 8.2%
  Acucar Guarani SA+(3)................      421,200   $  3,019,275
  Bematech Industria e Comercio de
    Equipamentos+(3)...................      108,450      1,018,680
  Cia Energetica de Minas Gerais ADR...      142,272      2,898,081
  Cia Vale do Rio Doce ADR.............      160,645      7,873,211
  CPFL Energia SA......................            1             19
  Kroton Educacional SA+(3)............       56,000      1,269,686
  LPS Brasil Consultoria de Imoveis
    SA+(3).............................      176,444      2,716,973
  Marfrig Frigorificos e Comercio de
    Alimentos SA+(3)...................      332,670      3,603,498
  Petroleo Brasileiro SA ADR...........       59,844      3,883,876
  Unibanco - Uniao de Bancos
    Brasileiros SA GDR.................       30,800      3,592,512
                                                       ------------
                                                         29,875,811
                                                       ------------
CHINA -- 10.5%
  Bank of China, Ltd. .................    9,458,000      4,953,175
  Baoye Group Co., Ltd. ...............    1,022,000      2,089,542
  China Petroleum & Chemical Corp. ....    3,404,000      3,566,731
  China Petroleum & Chemical Corp.
    ADR................................       24,300      2,550,771
  China Shenhua Energy Co., Ltd. ......      975,000      3,836,115
  Dongfeng Motor Group Co., Ltd. ......    6,806,000      3,960,154
  Guangzhou R&F Properties Co.,
    Ltd. ..............................      880,000      3,178,845
  Industrial & Commercial Bank of
    China..............................    3,606,000      2,199,219
  PetroChina Co., Ltd. ................      340,000        503,430
  Petrochina Co., Ltd. ADR.............       11,400      1,678,764
  Ping An Insurance Group Co. of China
    Ltd. ..............................      427,500      3,616,968
  Shimao Property Holdings, Ltd. ......    1,403,000      3,701,604
  Xingda International Holdings,
    Ltd. ..............................    5,356,000      2,496,923
                                                       ------------
                                                         38,332,241
                                                       ------------
COLOMBIA -- 0.5%
  Almacenes Exito SA GDR+*(3)..........      235,900      1,879,297
                                                       ------------
CZECH REPUBLIC -- 0.7%
  CEZ..................................       50,599      2,653,834
                                                       ------------
EGYPT -- 1.8%
  Orascom Construction Industries......       47,627      3,391,959
  Telecom Egypt........................    1,003,355      3,087,859
                                                       ------------
                                                          6,479,818
                                                       ------------
HONG KONG -- 0.8%
  China Mobile Ltd. ...................      263,500      3,035,373
                                                       ------------
INDIA -- 1.8%
  Bharat Heavy Electricals, Ltd. ......       77,738      3,311,857
  Housing Development Finance Corp. ...       65,099      3,224,233
                                                       ------------
                                                          6,536,090
                                                       ------------
INDONESIA -- 1.5%
  International Nickel Indonesia Tbk
    PT.................................      366,500      2,228,312
  Telekomunikasi Indonesia Tbk PT......    2,733,500      3,283,981
                                                       ------------
                                                          5,512,293
                                                       ------------

-------------------------------------------------------------------
                                                          VALUE
         SECURITY DESCRIPTION              SHARES      (NOTE 3)(2)
ISRAEL -- 1.9%
  Bank Hapoalim BM.....................      533,644   $  2,511,549
  Israel Chemicals, Ltd. ..............      355,978      2,899,941
  Teva Pharmaceutical Industries, Ltd.
    ADR................................       39,217      1,647,898
                                                       ------------
                                                          7,059,388
                                                       ------------
KAZAKHSTAN -- 1.9%
  Kazakhstan Kagazy PLC GDR+*..........      880,410      4,754,214
  Kazkommertsbank GDR+.................      118,234      2,129,394
                                                       ------------
                                                          6,883,608
                                                       ------------
MALAYSIA -- 3.4%
  Genting Bhd..........................    1,518,200      3,475,718
  Tenaga Nasional Bhd..................    1,570,100      4,946,834
  Zelan Bhd............................    2,360,700      3,842,825
                                                       ------------
                                                         12,265,377
                                                       ------------
MEXICO -- 5.1%
  America Movil SAB de CV, Series L
    ADR................................       92,074      5,513,391
  Cemex SAB de CV ADR..................      110,664      3,578,874
  Desarrolladora Homex S.A. de CV+.....       86,000        810,567
  Desarrolladora Homex S.A. de CV
    ADR+(3)............................       51,600      2,916,432
  Wal-Mart de Mexico SAB de CV, Series
    V..................................    1,606,200      5,836,100
                                                       ------------
                                                         18,655,364
                                                       ------------
PHILIPPINES -- 1.8%
  Alliance Global Group, Inc.+(3)......    5,823,000        740,216
  First Philippine Holdings Corp. .....    1,126,750      2,079,093
  Globe Telecom, Inc. .................       93,290      2,701,710
  GMA Network, Inc.+(3)................    1,928,000        457,124
  Union Bank Of Philippines(3).........      416,500        550,516
  Vista Land & Lifescapes, Inc.+(3)....    1,340,000        186,193
                                                       ------------
                                                          6,714,852
                                                       ------------
POLAND -- 0.9%
  Globe Trade Centre SA+...............      232,334      3,181,664
                                                       ------------
RUSSIA -- 9.6%
  LUKOIL...............................       61,437      4,922,606
  LUKOIL ADR...........................       57,441      4,624,001
  Mining & Metallurgical Co. Norilsk
    Nickel ADR.........................        9,729      2,310,638
  Mobile Telesystems OJSC ADR..........       95,200      6,088,040
  OAO Gazprom..........................      744,422      8,033,836
  OAO Gazprom ADR......................      209,759      9,124,516
                                                       ------------
                                                         35,103,637
                                                       ------------
SOUTH AFRICA -- 4.7%
  Impala Platinum Holdings, Ltd. ......      137,838      4,022,586
  Lewis Group, Ltd. ...................      571,239      4,890,477
  Sasol, Ltd. .........................       70,761      2,673,253
  Standard Bank Group, Ltd. ...........      377,666      5,365,412
                                                       ------------
                                                         16,951,728
                                                       ------------
SOUTH KOREA -- 16.4%
  Daelim Industrial Co. ...............       13,310      2,280,207
  Dongkuk Steel Mill Co., Ltd. ........       73,700      2,841,807
  GS Engineering & Construction
    Corp. .............................       32,530      4,834,441
  Hankook Tire Co., Ltd. ..............      146,470      3,359,624
  Hite Brewery Co., Ltd. ..............       21,600      2,841,666

---------------------

SUNAMERICA SERIES TRUST EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

                                                          VALUE
         SECURITY DESCRIPTION              SHARES      (NOTE 3)(2)
-------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SOUTH KOREA (CONTINUED)
  Hyundai Mipo Dockyard Co., Ltd. .....       11,120   $  3,511,938
  Hyundai Steel Co. ...................       52,250      3,776,933
  Kookmin Bank.........................       66,952      5,790,645
  Korea Investment Holdings Co.,
    Ltd. ..............................       50,450      3,436,574
  LG Electronics, Inc. ................       48,440      4,071,081
  LG Petrochemical Co., Ltd. ..........       83,560      3,939,212
  Samsung Electronics Co., Ltd. .......       19,350     12,738,380
  Samsung Electronics Co., Ltd. GDR*...        1,771        587,972
  Shinhan Financial Group Co., Ltd. ...       72,060      4,897,434
  Shinhan Financial Group Co., Ltd.
    ADR................................        7,400      1,004,994
                                                       ------------
                                                         59,912,908
                                                       ------------
TAIWAN -- 12.1%
  AU Optronics Corp. ..................    3,103,000      5,285,817
  Chunghwa Telecom Co., Ltd. ..........    2,762,300      4,669,615
  Formosa Chemicals & Fibre Corp. .....    1,257,000      2,919,348
  Greatek Electronics, Inc. ...........    1,690,000      2,858,879
  HON HAI Precision Industry Co.,
    Ltd. ..............................      568,068      4,684,696
  Novatek Microelectronics Corp.,
    Ltd. ..............................      547,738      2,515,573
  Shin Kong Financial Holding Co.,
    Ltd. ..............................    3,625,000      4,412,732
  Taiwan Semiconductor Manufacturing
    Co., Ltd. .........................    2,240,632      4,417,325
  Taiwan Semiconductor Manufacturing
    Co., Ltd. ADR......................      140,770      1,428,815
  Vanguard International Semiconductor
    Corp. .............................    3,792,176      3,249,071
  Wistron Corp. .......................    2,380,588      4,826,973
  Yang Ming Marine Transport Corp. ....    4,113,000      3,022,286
                                                       ------------
                                                         44,291,130
                                                       ------------
THAILAND -- 2.4%
  Krung Thai Bank Public Co., Ltd. ....    3,063,800      1,061,873
  PTT PCL..............................      466,100      4,333,247
  Thai Oil PCL.........................    1,330,900      3,447,928
                                                       ------------
                                                          8,843,048
                                                       ------------
TURKEY -- 1.4%
  Turkcell Iletisim Hizmet AS..........      361,892      2,552,385
  Turkiye Garanti Bankasi AS...........      352,318      2,396,503
                                                       ------------
                                                          4,948,888
                                                       ------------
UNITED ARAB EMIRATES -- 0.8%
  Emaar Properties pjsc................      994,090      2,950,424
                                                       ------------
TOTAL COMMON STOCK
  (cost $273,255,324)..................                 322,066,773
                                                       ------------
PREFERRED STOCK -- 4.3%
BRAZIL -- 4.0%
  Brasil Telecom SA....................      415,357      3,588,307
  Cia Energetica de Minas Gerais.......            1             20

-------------------------------------------------------------------
                                           SHARES/
                                          PRINCIPAL       VALUE
         SECURITY DESCRIPTION              AMOUNT      (NOTE 3)(2)
BRAZIL (CONTINUED)
  Cia Vale do Rio Doce ADR.............      118,050   $  4,997,057
  Petroleo Brasileiro SA ADR...........      107,250      5,989,912
                                                       ------------
                                                         14,575,296
                                                       ------------
SOUTH KOREA -- 0.3%
  Samsung Electronics Co., Ltd. .......        2,653      1,319,967
                                                       ------------
TOTAL PREFERRED STOCK
  (cost $6,842,270)....................                  15,895,263
                                                       ------------
EXCHANGE TRADED FUNDS -- 1.0%
  iShares MSCI Emerging Markets Index
    Fund
    (cost $3,368,383)..................       26,900      3,566,133
                                                       ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $283,465,977)..................                 341,528,169
                                                       ------------
REPURCHASE AGREEMENT -- 6.6%
REPURCHASE AGREEMENT -- 6.6%
  Agreement with Bank of America NA,
    bearing interest at 5.23% dated
    07/31/07 to be repurchased 08/01/07
    in the amount of $24,263,524 and
    collateralized by Federal Home Loan
    Bank Bills, bearing interest at
    4.49% due 10/26/07 and having an
    approximate value of $25,060,000
    (cost $24,260,000).................  $24,260,000     24,260,000
                                                       ------------
TOTAL INVESTMENTS --
  (cost $307,725,977)(1)...............        100.1%   365,788,169
Liabilities in excess of other
  assets...............................         (0.1)      (641,881)
                                         -----------   ------------
NET ASSETS --..........................        100.0%  $365,146,288
                                         ===========   ============

------------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2007, the aggregate value of these securities was $7,221,483 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)  See Note 5 for cost of investments on a tax basis.
(2) A substantial number of the Portfolio's holdings were valued using fair value procedures at July 31, 2007. At July 31, 2007, the aggregate value of these securities was $223,671,335 representing 61.2% of net assets. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.
(3)  Illiquid Security
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

                                                           ---------------------

SUNAMERICA SERIES TRUST EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

      CONTRACT                  IN           DELIVERY   GROSS UNREALIZED
     TO DELIVER            EXCHANGE FOR        DATE       APPRECIATION
------------------------------------------------------------------------
*CLP      541,965,400   USD      1,008,871   8/1/2007       $29,660
                                                            --------

     CONTRACT                  IN            DELIVERY   GROSS UNREALIZED
    TO DELIVER            EXCHANGE FOR         DATE      (DEPRECIATION)
------------------------------------------------------------------------
*USD      1,001,784   CLP      541,965,400   8/1/2007      $(36,746)
                                                           ---------
        Net Unrealized Appreciation (Depreciation)...      $ (7,086)
                                                           =========

---------------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

CLP -- Chilean Peso
USD -- United States Dollar

EQUITY SWAPS #
--------------------------------------------------------------------------------

                                    NOTIONAL                      FIXED PAYMENTS
              SWAP                   AMOUNT     TERMINATION      RECEIVED (PAID)        TOTAL RETURN RECEIVED        UNREALIZED
          COUNTERPARTY              (000'S)        DATE            BY PORTFOLIO          (PAID) BY PORTFOLIO        APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH CO................     5,239       02/08/08      (12 months USD LIBOR    MSCI Daily Total Return
                                                                 minus 300 Basis         Net Emerging Markets
                                                                     Points)               India USD Index           $1,062,284
UBS AG..........................       326       10/24/07      (6 months USD LIBOR      iShares MSCI Emerging
                                                                  plus 300 Basis            Markets Index                31,453
                                                                     Points)
UBS AG..........................     3,311       10/25/07      (6 months USD LIBOR      iShares MSCI Emerging
                                                                  plus 300 Basis            Markets Index               242,066
                                                                     Points)
CITIBANK........................     1,725       04/03/08      (1 months USD LIBOR      iShares MSCI Emerging
                                                                  plus 300 Basis            Markets Index                12,052
                                                                     Points)
                                                                                                                     ----------
                                                                                                                     $1,347,855
                                                                                                                     ----------

--------------------------------------------------------------------------------

                                    NOTIONAL                      FIXED PAYMENTS
              SWAP                   AMOUNT     TERMINATION      RECEIVED (PAID)        TOTAL RETURN RECEIVED        UNREALIZED
          COUNTERPARTY              (000'S)        DATE            BY PORTFOLIO          (PAID) BY PORTFOLIO       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH CO................     2,379       06/25/08      (3 months USD LIBOR     Abu Dhabi Comercial Bank
                                                                  minus 40 Basis        Emerging Markets Index       $ (350,574)
                                                                     Points)
                                                                                                                     ----------
NET UNREALIZED APPRECIATION
  (DEPRECIATION)................                                                                                     $  997,281
                                                                                                                     ==========

---------------

# Fair valued security; See Note 3

See Notes to Financials Statements

---------------------

SUNAMERICA SERIES TRUST FOREIGN VALUE PORTFOLIO

PORTFOLIO PROFILE -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*
Banks-Commercial..........................................    9.9%
Oil Companies-Integrated..................................    7.9
Telephone-Integrated......................................    6.8
Medical-Drugs.............................................    5.3
Insurance-Multi-line......................................    5.0
Cellular Telecom..........................................    3.2
Telecom Services..........................................    3.1
Aerospace/Defense.........................................    3.0
Electronic Components-Semiconductors......................    3.0
Television................................................    3.0
Food-Misc. ...............................................    2.7
Auto-Cars/Light Trucks....................................    2.6
Electric-Integrated.......................................    2.5
Diversified Manufacturing Operations......................    2.3
Repurchase Agreements.....................................    2.3
Audio/Video Products......................................    2.2
Insurance-Reinsurance.....................................    1.9
Paper & Related Products..................................    1.9
Electronic Components-Misc. ..............................    1.8
Photo Equipment & Supplies................................    1.8
Rubber-Tires..............................................    1.8
Food-Retail...............................................    1.6
Food-Catering.............................................    1.5
Diversified Operations....................................    1.4
Publishing-Books..........................................    1.4
Toys......................................................    1.4
Chemicals-Specialty.......................................    1.2
Power Converter/Supply Equipment..........................    1.2
Transport-Services........................................    1.2
Electronic Security Devices...............................    1.0
Machinery-Construction & Mining...........................    1.0
Auto/Truck Parts & Equipment-Original.....................    0.9
Hotels/Motels.............................................    0.9
Human Resources...........................................    0.9
Real Estate Operations & Development......................    0.9
Computers.................................................    0.8
Diversified Operations/Commercial Services................    0.7
Electric-Generation.......................................    0.7
Finance-Consumer Loans....................................    0.7
Finance-Investment Banker/Broker..........................    0.7
Internet Security.........................................    0.7
Oil-Field Services........................................    0.7
Retail-Drug Store.........................................    0.7
Security Services.........................................    0.7
Medical-Wholesale Drug Distribution.......................    0.6
Multimedia................................................    0.6
Retail-Building Products..................................    0.6
Electric-Distribution.....................................    0.5
                                                            -----
                                                             99.2%
                                                            =====

COUNTRY ALLOCATION*
United Kingdom............................................   23.9%
France....................................................   11.8
Germany...................................................    8.5
Japan.....................................................    6.7
Netherlands...............................................    6.0
South Korea...............................................    5.1
Spain.....................................................    5.0
Switzerland...............................................    4.6
Italy.....................................................    4.1
Sweden....................................................    2.8
Hong Kong.................................................    2.3
United State..............................................    2.3
Finland...................................................    1.9
Canada....................................................    1.7
Taiwan....................................................    1.7
Cayman Islands............................................    1.6
Norway....................................................    1.6
Singapore.................................................    1.5
Denmark...................................................    1.2
Australia.................................................    1.0
Portugal..................................................    1.0
Brazil....................................................    0.8
Israel....................................................    0.7
Mexico....................................................    0.6
Austria...................................................    0.5
Thailand..................................................    0.3
                                                            -----
                                                             99.2%
                                                            =====

------------
*  Calculated as a percentage of net assets

                                                           ---------------------

SUNAMERICA SERIES TRUST FOREIGN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- JULY 31, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(1)
---------------------------------------------------------------------
COMMON STOCK -- 96.9%
AUSTRALIA -- 1.0%
  National Australia Bank, Ltd........      188,228      $  6,116,832
                                                         ------------
AUSTRIA -- 0.5%
  Telekom Austria AG..................      128,630         3,126,689
                                                         ------------
BRAZIL -- 0.8%
  Empressa Brasileira de Aeronautica
    SA ADR............................      109,830         4,747,951
                                                         ------------
CANADA -- 1.7%
  Jean Coutu Group, Inc., Class A.....      299,800         4,131,102
  Loblaw Cos., Ltd. ..................      128,900         5,979,810
                                                         ------------
                                                           10,110,912
                                                         ------------
CAYMAN ISLANDS -- 1.6%
  ACE, Ltd. ..........................       78,810         4,548,913
  XL Capital, Ltd., Class A...........       61,300         4,772,818
                                                         ------------
                                                            9,321,731
                                                         ------------
DENMARK -- 1.2%
  Vestas Wind Systems A/S+............      108,133         7,163,835
                                                         ------------
FINLAND -- 1.9%
  Stora Enso Oyj......................      346,270         5,953,754
  UPM-Kymmene Oyj.....................      233,554         5,191,567
                                                         ------------
                                                           11,145,321
                                                         ------------
FRANCE -- 11.8%
  Accor SA............................       65,376         5,589,985
  AXA.................................      128,604         5,003,499
  Compagnie Generale des
    Etablissements Michelin, Class
    B.................................       78,705        10,295,871
  France Telecom SA...................      449,090        12,055,087
  Sanofi-Aventis......................      125,408        10,483,300
  Suez SA.............................      111,988         5,869,619
  Thomson.............................      413,010         6,773,326
  Total SA............................      126,700        10,020,875
  Valeo SA............................       62,244         3,219,721
                                                         ------------
                                                           69,311,283
                                                         ------------
GERMANY -- 8.5%
  Bayerische Motoren Werke AG.........      137,130         8,473,434
  Celesio AG..........................       54,236         3,250,610
  Deutsche Post AG....................      246,453         7,183,197
  E.ON AG.............................       55,466         8,749,351
  Infineon Technologies AG+...........      392,450         6,474,178
  Muenchener Rueckversicherungs-
    Gesellschaft AG...................       30,680         5,265,295
  Siemens AG..........................       80,540        10,120,035
                                                         ------------
                                                           49,516,100
                                                         ------------
HONG KONG -- 2.3%
  Cheung Kong Holdings, Ltd. .........      385,000         5,397,534
  Hutchison Whampoa, Ltd. ............      449,000         4,783,667
  Swire Pacific, Ltd., Class A........      298,500         3,370,571
                                                         ------------
                                                           13,551,772
                                                         ------------
ISRAEL -- 0.7%
  Check Point Software
    Technologies+.....................      169,220         4,122,199
                                                         ------------
ITALY -- 4.1%
  Banca Intesa SpA....................      555,386         4,178,900
  Eni SpA.............................      159,856         5,586,715

---------------------------------------------------------------------
                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(1)
ITALY (CONTINUED)
  Mediaset SpA........................      654,477      $  6,829,031
  UniCredito Italiano SpA.............      851,844         7,187,269
                                                         ------------
                                                           23,781,915
                                                         ------------
JAPAN -- 6.7%
  AIFUL Corp. ........................      107,200         2,697,197
  FUJIFILM Holdings Corp. ............      138,600         6,039,959
  Mabuchi Motor Co., Ltd. ............       77,700         4,714,942
  Mitsubishi UFJ Financial Group,
    Inc. .............................          203         2,167,114
  Nintendo Co., Ltd. .................       16,900         8,275,846
  Olympus Corp. ......................      111,000         4,560,077
  Promise Co., Ltd. ..................       45,550         1,228,965
  Sony Corp. .........................      114,300         6,047,131
  Takeda Pharmaceutical Co., Ltd. ....       53,600         3,499,617
                                                         ------------
                                                           39,230,848
                                                         ------------
MEXICO -- 0.6%
  Telefonos de Mexico SA de CV ADR....       93,510         3,195,237
                                                         ------------
NETHERLANDS -- 6.0%
  ING Groep NV........................      239,288        10,121,442
  Koninklijke Philips Electronics
    NV+...............................      149,189         6,012,508
  Reed Elsevier NV....................      175,197         3,212,733
  SBM Offshore NV.....................      101,800         4,204,614
  Unilever NV.........................      218,757         6,600,656
  Vedior NV...........................      191,480         4,952,323
                                                         ------------
                                                           35,104,276
                                                         ------------
NORWAY -- 1.6%
  Telenor ASA.........................      501,580         9,156,070
                                                         ------------
PORTUGAL -- 1.0%
  Portugal Telecom SGPS SA............      409,647         5,755,712
                                                         ------------
SINGAPORE -- 1.5%
  DBS Group Holdings, Ltd. ...........      349,300         5,246,310
  Singapore Telecommunications,
    Ltd. .............................    1,582,000         3,605,929
                                                         ------------
                                                            8,852,239
                                                         ------------
SOUTH KOREA -- 5.1%
  Hyundai Motor Co. ..................       70,360         6,187,419
  Kookmin Bank ADR....................       73,720         6,324,439
  KT Corp. ADR........................       85,380         2,008,138
  Samsung Electronics Co., Ltd.
    GDR*..............................       34,213        11,358,716
  SK Telecom Co., Ltd. ADR............      134,130         3,774,418
                                                         ------------
                                                           29,653,130
                                                         ------------
SPAIN -- 5.0%
  Banco Santander Central Hispano SA..      328,614         6,160,558
  Repsol YPF SA ADR...................      248,630         9,355,947
  Telefonica SA.......................      586,863        13,700,818
                                                         ------------
                                                           29,217,323
                                                         ------------
SWEDEN -- 2.8%
  Atlas Copco AB, Class A.............      332,260         5,708,877
  Nordea Bank AB......................      388,361         6,290,338
  Securitas AB, Class B...............      239,090         3,658,635
  Securitas Systems AB, Class B.......      239,090           841,014
                                                         ------------
                                                           16,498,864
                                                         ------------
SWITZERLAND -- 4.6%
  Lonza Group AG......................       72,266         6,835,700
  Nestle SA...........................       11,510         4,397,260
  Novartis AG.........................      106,880         5,773,619

---------------------

SUNAMERICA SERIES TRUST FOREIGN VALUE PORTFOLIO

--------------------------------------------------------------------------------

                                                            VALUE
         SECURITY DESCRIPTION             SHARES         (NOTE 3)(1)
---------------------------------------------------------------------
COMMON STOCK (CONTINUED)
SWITZERLAND (CONTINUED)
  Swiss Reinsurance...................       67,985      $  5,808,757
  UBS AG..............................       74,254         4,119,326
                                                         ------------
                                                           26,934,662
                                                         ------------
TAIWAN -- 1.7%
  Chunghwa Telecom Co., Ltd. ADR......      327,629         5,432,089
  Compal Electronics, Inc. GDR*.......      792,368         4,437,261
                                                         ------------
                                                            9,869,350
                                                         ------------
THAILAND -- 0.3%
  Advanced Info Service Public Co.,
    Ltd. .............................      633,200         1,821,797
                                                         ------------
UNITED KINGDOM -- 23.9%
  Aviva PLC...........................      381,970         5,292,147
  BAE Systems PLC.....................      738,961         6,241,761
  BP PLC..............................      948,992        11,017,593
  British Energy Group PLC............      418,050         4,217,965
  British Sky Broadcasting Group
    PLC...............................      804,933        10,809,176
  Cadbury Schweppes PLC...............      424,579         5,281,931
  Compass Group PLC...................    1,323,258         8,923,751
  G4S PLC.............................    1,315,070         5,719,474
  GKN PLC.............................      273,326         2,111,502
  GlaxoSmithKline PLC.................      435,897        11,117,915
  HSBC Holdings PLC...................      378,145         6,920,122
  Kingfisher PLC......................      803,580         3,466,656
  National Grid PLC...................      207,585         2,938,885
  Pearson PLC.........................      226,151         3,626,190
  Rentokil Initial PLC................    1,361,824         4,271,040
  Rolls-Royce Group PLC...............      620,721         6,346,465
  Royal Bank of Scotland Group PLC....      590,673         7,067,310
  Royal Dutch Shell PLC ADR...........      124,868         9,899,535
  Smiths Group PLC....................      169,246         3,586,276
  Vodafone Group PLC..................    4,207,268        12,765,255
  William Morrison Supermarkets PLC...      620,660         3,766,856
  Yell Group PLC......................      496,212         4,617,504
                                                         ------------
                                                          140,005,309
                                                         ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $405,666,848).................                    567,311,357
                                                         ------------

---------------------------------------------------------------------
                                          SHARES/
                                         PRINCIPAL          VALUE
         SECURITY DESCRIPTION             AMOUNT         (NOTE 3)(1)
REPURCHASE AGREEMENT -- 2.3%
REPURCHASE AGREEMENT -- 2.3%
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    3.00%, dated 07/31/07, to be
    repurchased 08/01/07 in the amount
    of $13,825,152 and collateralized
    by Federal National Mtg. Assoc.
    Bonds, bearing interest at 5.50%
    due 05/10/27 and having
    approximate value of $14,102,419
    (cost $13,824,000)................  $13,824,000      $ 13,824,000
                                                         ------------
TOTAL INVESTMENTS --
  (cost $419,490,848)(2)..............         99.2%      581,135,357
Other assets less liabilities.........          0.8         4,402,597
                                        -----------      ------------
NET ASSETS --.........................        100.0%     $585,537,954
                                        ===========      ============

------------
 +   Non-income producing security
 * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2007, the aggregate value of these securities was $15,795,977 representing 2.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) A substantial number of the Portfolio's holdings were valued using fair value procedures at July 31, 2007. At July 31, 2007, the aggregate value of these securities was $483,222,784 representing 82.5% of net asset. See Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)  See Note 5 for cost of investments on a tax basis.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES
    JULY 31, 2007 (unaudited)

                                                                                                 WORLDWIDE
                                       CASH        CORPORATE        GLOBAL       HIGH-YIELD        HIGH
                                    MANAGEMENT        BOND           BOND           BOND          INCOME
   ---------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment
     securities, at value
     (unaffiliated)*.............  $         --   $661,926,563   $158,751,215   $311,750,542   $ 80,809,415
   Long-term investment
     securities, at value
     (affiliated)*...............            --             --             --             --             --
   Short-term investment
     securities, at value*.......   569,575,493     53,429,000      7,412,000             --         97,820
   Repurchase agreements (cost
     equals market value)........            --             --             --      2,238,000      3,248,000
                                   -------------------------------------------------------------------------
   Total investments.............   569,575,493    715,355,563    166,163,215    313,988,542     84,155,235
                                   -------------------------------------------------------------------------
   Cash..........................           637        344,658            452             --             --
   Foreign cash*.................            --             --             --        204,130         54,888
   Due from broker...............            --             --        408,313         60,965             --
   Receivable for:
     Fund shares sold............     3,443,372        964,379        127,928         94,678         14,269
     Dividends and interest......       663,969     11,321,727      2,402,327      6,012,337      1,629,615
     Investments sold............            --        158,269     28,092,610      2,245,018        962,838
     Interest on swap
       contracts.................            --             --        593,899             --             --
   Prepaid expenses and other
     assets......................         6,014          4,821          2,342          2,502          2,099
   Due from investment adviser
     for expense
     reimbursements/fee
     waivers.....................            --             --             --             --             --
   Variation margin on futures
     contracts...................            --             --             --             --          1,972
   Unrealized appreciation on
     forward foreign currency
     contracts...................            --             --        892,623             --          5,507
   Swap premiums paid............            --             --      5,303,909             --             --
   Unrealized appreciation on
     swap contracts..............            --             --      4,581,547             --             --
                                   -------------------------------------------------------------------------
   Total assets..................   573,689,485    728,149,417    208,569,165    322,608,172     86,826,423
                                   -------------------------------------------------------------------------
   LIABILITIES:
   Payable for:
     Fund shares redeemed........     2,513,120        432,170        181,412      1,378,220         95,228
     Investments purchased.......            --     17,378,195     27,696,836      2,222,765      1,972,040
     Interest on swap
       contracts.................            --             --        667,079             --             --
     Accrued foreign tax on
       capital gains.............            --             --             --             --             --
     Investment advisory and
       management fees...........       205,819        318,484         94,898        175,450         57,910
     Service fees -- Class 2.....         7,776          7,345          2,331          4,967            993
     Service fees -- Class 3.....        46,838         75,870         13,264         21,015          1,059
     Trustees' fees and
       expenses..................            --             --             --            269             76
     Other accrued expenses......        50,550         77,673         59,209         86,240         53,158
     Line of credit..............            --             --             --             --             --
   Variation margin on futures
     contracts...................            --             --         18,349             --             --
   Due to custodian..............            --             --             --         14,420        722,548
   Due to custodian for foreign
     cash*.......................            --             --        190,399             --             --
   Due to broker.................            --             --             --         49,597             --
   Securities sold short, at
     value#......................            --             --             --             --             --
   Call and put options written,
     at value@...................            --             --             --             --        233,560
   Unrealized depreciation on
     forward foreign currency
     contracts...................            --             --        540,341             --          5,229
   Swap premiums received........            --             --      5,909,684             --             --
   Unrealized depreciation on
     swap contracts..............            --             --      3,623,686             --             --
                                   -------------------------------------------------------------------------
   Total liabilities.............     2,824,103     18,289,737     38,997,488      3,952,943      3,141,801
                                   -------------------------------------------------------------------------
   NET ASSETS....................  $570,865,382   $709,859,680   $169,571,677   $318,655,229   $ 83,684,622
                                   =========================================================================
   ---------------
   *  Cost
       Long-term investment
         securities
         (unaffiliated)..........  $         --   $675,097,535   $153,483,490   $308,350,088   $ 81,331,543
                                   =========================================================================
       Long-term investment
         securities
         (affiliated)............  $         --   $         --   $         --   $         --   $         --
                                   =========================================================================
       Short-term investment
         securities
         (unaffiliated)..........  $569,610,292   $ 53,429,000   $  7,412,000   $         --   $     97,820
                                   =========================================================================
       Foreign cash..............  $         --   $         --   $   (185,086)  $    193,628   $     55,254
                                   =========================================================================
   #  Proceeds from securities
     sold short..................  $         --   $         --   $         --   $         --   $         --
                                   =========================================================================
   @ Premiums received on options
     written.....................  $         --   $         --   $         --   $         --   $    364,962
                                   =========================================================================

    See Notes To Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2007 (unaudited)

                                                                                                 WORLDWIDE
                                       CASH        CORPORATE        GLOBAL       HIGH-YIELD        HIGH
                                    MANAGEMENT        BOND           BOND           BOND          INCOME
   ---------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in...............  $540,139,345   $691,221,538   $161,481,102   $378,233,401   $104,774,020
   Accumulated undistributed net
     investment income (loss)....    31,664,817     46,193,804      5,444,928     34,906,373      7,952,997
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures
     contracts, options
     contracts, and foreign
     exchange transactions.......      (903,981)   (14,384,588)    (4,064,729)   (97,895,501)   (28,683,302)
   Unrealized appreciation
     (depreciation) on
     investments.................       (34,799)   (13,170,972)     5,267,725      3,400,454       (522,128)
   Unrealized appreciation
     (depreciation) on futures
     contracts, written options
     contracts and swap
     contracts...................            --             --      1,061,233             --        156,814
   Unrealized foreign exchange
     gain (loss) on other assets
     and liabilities.............            --           (102)       381,418         10,502          6,221
   Unrealized appreciation
     (depreciation) on
     investments sold short......            --             --             --             --             --
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation)..............            --             --             --             --             --
                                   -------------------------------------------------------------------------
   NET ASSETS....................  $570,865,382   $709,859,680   $169,571,677   $318,655,229   $ 83,684,622
                                   =========================================================================
   Class 1 (unlimited shares
     authorized):
   Net assets....................  $280,273,592   $284,696,084   $ 85,376,834   $185,130,448   $ 71,001,661
   Shares of beneficial interest
     issued and outstanding......    24,542,101     23,933,024      7,774,295     25,006,085      9,097,158
   Net asset value, offering and
     redemption price per
     share.......................  $      11.42   $      11.90   $      10.98   $       7.40   $       7.80
                                   =========================================================================
   Class 2 (unlimited shares
     authorized):
   Net assets....................  $ 65,650,147   $ 57,603,665   $ 18,379,429   $ 37,264,506   $  7,606,430
   Shares of beneficial interest
     issued and outstanding......     5,762,821      4,853,788      1,683,161      5,047,825        979,101
   Net asset value, offering and
     redemption price per
     share.......................  $      11.39   $      11.87   $      10.92   $       7.38   $       7.77
                                   =========================================================================
   Class 3 (unlimited shares
     authorized):
   Net assets....................  $224,941,643   $367,559,931   $ 65,815,414   $ 96,260,275   $  5,076,531
   Shares of beneficial interest
     issued and outstanding......    19,783,319     31,034,916      6,047,115     13,062,797        655,035
   Net asset value, offering and
     redemption price per
     share.......................  $      11.37   $      11.84   $      10.88   $       7.37   $       7.75
                                   =========================================================================

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2007 (UNAUDITED)


                                                    MFS TOTAL        TELECOM       EQUITY         GROWTH-
                                    BALANCED++        RETURN         UTILITY        INDEX         INCOME
   ---------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment
     securities, at value
     (unaffiliated)*.............  $234,776,954   $1,130,492,582   $56,790,557   $34,400,511   $548,569,340
   Long-term investment
     securities, at value
     (affiliated)*...............            --               --            --       448,618             --
   Short-term investment
     securities, at value*.......     6,483,875       14,464,000     1,564,000        99,892      1,651,000
   Repurchase agreements (cost
     equals market value)........     4,402,000               --            --       398,000             --
                                   -------------------------------------------------------------------------
   Total investments.............   245,662,829    1,144,956,582    58,354,557    35,347,021    550,220,340
                                   -------------------------------------------------------------------------
   Cash..........................            --           40,244       123,053            78            714
   Foreign cash*.................            --               --       111,179            --             --
   Due from broker...............       140,000               --            --            --             --
   Receivable for:
     Fund shares sold............        14,916          516,937        93,043        12,609         58,808
     Dividends and interest......       738,000        5,602,801       110,600        33,565        230,994
     Investments sold............    37,287,381        5,493,018       197,835           250      5,920,901
     Interest on swap
       contracts.................            --               --            --            --             --
   Prepaid expenses and other
     assets......................         2,740            8,043         2,923         2,106          3,121
   Due from investment adviser
     for expense
     reimbursements/fee
     waivers.....................            --               --            --           482             --
   Variation margin on futures
     contracts...................            --               --            --            --             --
   Unrealized appreciation on
     forward foreign currency
     contracts...................            --               --        39,749            --             --
   Swap premiums paid............            --               --            --            --             --
   Unrealized appreciation on
     swap contracts..............            --               --            --            --             --
                                   -------------------------------------------------------------------------
   Total assets..................   283,845,866    1,156,617,625    59,032,939   $35,396,111    556,434,878
                                   -------------------------------------------------------------------------
   LIABILITIES:
   Payable for:
     Fund shares redeemed........       270,741          943,011        42,548        37,856        755,379
     Investments purchased.......    68,308,145        3,149,803     1,153,135            --             --
     Interest on swap
       contracts.................            --               --            --            --             --
     Accrued foreign tax on
       capital gains.............            --               --            --            --             --
     Investment advisory and
       management fees...........       120,810          656,971        38,613        12,617        292,452
     Service fees -- Class 2.....         4,068           16,649           821            --          4,542
     Service fees -- Class 3.....         2,730           85,550           811            --          5,670
     Trustees' fees and
       expenses..................         1,474              325            --            --          6,528
     Other accrued expenses......        47,190          146,814        34,185        29,321        132,795
     Line of credit..............            --               --            --            --             --
   Variation margin on futures
     contracts...................        12,119               --            --         4,700             --
   Due to custodian..............     1,983,532               --            --            --             --
   Due to custodian for foreign
     cash*.......................            --               --            --            --             --
   Due to broker.................            --               --            --            --             --
   Securities sold short, at
     value#......................       475,297               --            --            --             --
   Call and put options written,
     at value@...................           375               --            --            --             --
   Unrealized depreciation on
     forward foreign currency
     contracts...................            --               --         8,202            --             --
   Swap premiums received........            --               --            --            --             --
   Unrealized depreciation on
     swap contracts..............            --               --            --            --             --
                                   -------------------------------------------------------------------------
   Total liabilities.............    71,226,481        4,999,123     1,278,315        84,494      1,197,366
                                   -------------------------------------------------------------------------
   NET ASSETS....................  $212,619,385   $1,151,618,502   $57,754,624   $35,311,617   $555,237,512
                                   =========================================================================
   ---------------
   *  Cost
       Long-term investment
         securities
         (unaffiliated)..........  $225,384,744   $1,069,536,023   $57,402,827   $30,304,980   $420,240,599
                                   =========================================================================
       Long-term investment
         securities
         (affiliated)............  $         --   $           --   $        --   $   467,152   $         --
                                   =========================================================================
       Short-term investment
         securities
         (unaffiliated)..........  $  6,483,875   $   14,464,000   $ 1,564,000   $    99,892   $  1,651,000
                                   =========================================================================
       Foreign cash..............  $         --   $           --   $   113,079   $        --   $         --
                                   =========================================================================
   #  Proceeds from securities
     sold short..................  $    472,975   $           --   $        --   $        --   $         --
                                   =========================================================================
   @ Premiums received on options
     written.....................  $      3,758   $           --   $        --   $        --   $         --
                                   =========================================================================
   ++ See Note 1

    See Notes To Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2007 (unaudited)


                                                    MFS TOTAL        TELECOM        EQUITY         GROWTH-
                                    BALANCED++        RETURN         UTILITY         INDEX         INCOME
   ----------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in...............  $291,544,203   $  950,108,357   $ 84,584,984   $34,236,467   $401,578,213
   Accumulated undistributed net
     investment income (loss)....     8,712,276       44,141,436      2,781,418       779,839      6,681,908
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures
     contracts, options
     contracts, and foreign
     exchange transactions.......   (97,000,985)      96,410,233    (29,030,384)   (3,762,911)    18,648,650
   Unrealized appreciation
     (depreciation) on
     investments.................     9,392,210       60,956,559       (612,270)    4,076,997    128,328,741
   Unrealized appreciation
     (depreciation) on futures
     contracts, written options
     contracts and swap
     contracts...................       (25,997)              --             --       (18,775)            --
   Unrealized foreign exchange
     gain (loss) on other assets
     and liabilities.............            --            1,917         30,876            --             --
   Unrealized appreciation
     (depreciation) on
     investments sold short......        (2,322)              --             --            --             --
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation)..............            --               --             --            --             --
                                   --------------------------------------------------------------------------
   NET ASSETS....................  $212,619,385   $1,151,618,502   $ 57,754,624   $35,311,617   $555,237,512
                                   ==========================================================================
   Class 1 (unlimited shares
     authorized):
   Net assets....................  $173,047,297   $  630,180,290   $ 47,611,885   $35,311,617   $495,561,611
   Shares of beneficial interest
     issued and outstanding......    11,182,655       34,031,154      4,021,360     2,843,251     17,471,594
   Net asset value, offering and
     redemption price per
     share.......................  $      15.47   $        18.52   $      11.84   $     12.42   $      28.36
                                   ==========================================================================
   Class 2 (unlimited shares
     authorized):
   Net assets....................  $ 20,776,206   $  125,722,351   $  6,164,579   $        --   $ 33,702,949
   Shares of beneficial interest
     issued and outstanding......     1,345,452        6,804,258        521,722            --      1,190,782
   Net asset value, offering and
     redemption price per
     share.......................  $      15.44   $        18.48   $      11.82   $        --   $      28.30
                                   ==========================================================================
   Class 3 (unlimited shares
     authorized):
   Net assets....................  $ 18,795,882   $  395,715,861   $  3,978,160   $        --   $ 25,972,952
   Shares of beneficial interest
     issued and outstanding......     1,219,469       21,455,721        337,266            --        919,486
   Net asset value, offering and
     redemption price per
     share.......................  $      15.41   $        18.44   $      11.80   $        --   $      28.25
                                   ==========================================================================
   ++ See Note 1

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2007 (UNAUDITED)

                                                         DAVIS
                                       EQUITY           VENTURE        "DOGS" OF      ALLIANCE       CAPITAL
                                   OPPORTUNITIES++       VALUE        WALL STREET      GROWTH        GROWTH++
   ------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment
     securities, at value
     (unaffiliated)*.............    $216,297,627    $2,478,277,036   $91,351,046   $879,053,939   $40,687,838
   Long-term investment
     securities, at value
     (affiliated)*...............              --                --            --             --            --
   Short-term investment
     securities, at value*.......              --        28,989,000            --      4,854,000            --
   Repurchase agreements (cost
     equals market value)........         391,000                --            --             --     1,906,000
                                   ----------------------------------------------------------------------------
   Total investments.............     216,688,627     2,507,266,036    91,351,046    883,907,939    42,593,838
                                   ----------------------------------------------------------------------------
   Cash..........................          79,855               524            --            304            --
   Foreign cash*.................              --                --            --             --       176,004
   Due from broker...............              --                --            --             --            --
   Receivable for:
     Fund shares sold............          61,758           640,874        45,563        208,445       139,858
     Dividends and interest......         152,868         1,771,454       139,253        463,095         8,934
     Investments sold............       7,030,851                --            --     10,646,531       457,109
     Interest on swap
       contracts.................              --                --            --             --            --
   Prepaid expenses and other
     assets......................         145,841            23,335         2,215         45,453         2,353
   Due from investment adviser
     for expense
     reimbursements/fee
     waivers.....................              --                --            --             --         1,727
   Variation margin on futures
     contracts...................              --                --            --             --            --
   Unrealized appreciation on
     forward foreign currency
     contracts...................              --                --            --             --            --
   Swap premiums paid............              --                --            --             --            --
   Unrealized appreciation on
     swap contracts..............              --                --            --             --            --
                                   ----------------------------------------------------------------------------
   Total assets..................     224,159,800     2,509,702,223    91,538,077    895,271,767    43,379,823
                                   ----------------------------------------------------------------------------
   LIABILITIES:
   Payable for:
     Fund shares redeemed........         183,021         2,765,101       167,868        883,775        87,749
     Investments purchased.......       6,592,807         1,548,515            --     11,278,983     1,618,890
     Interest on swap
       contracts.................              --                --            --             --            --
     Accrued foreign tax on
       capital gains.............              --                --            --             --            --
     Investment advisory and
       management fees...........         147,946         1,597,267        48,810        479,196        31,091
     Service fees -- Class 2.....           2,487            28,585         2,297          8,419           779
     Service fees -- Class 3.....          13,848           160,652         4,405         57,744         3,287
     Trustees' fees and
       expenses..................             750             4,584            --          7,574            --
     Other accrued expenses......          16,082           328,179        40,039        119,980        32,838
     Line of credit..............              --                --     1,203,977             --            --
   Variation margin on futures
     contracts...................              --                --            --             --            --
   Due to custodian..............              --                --            --             --         8,764
   Due to custodian for foreign
     cash*.......................              --                --            --             --            --
   Due to broker.................              --                --            --             --            --
   Securities sold short, at
     value#......................              --                --            --             --            --
   Call and put options written,
     at value@...................              --                --            --             --            --
   Unrealized depreciation on
     forward foreign currency
     contracts...................              --                --            --             --            --
   Swap premiums received........              --                --            --             --            --
   Unrealized depreciation on
     swap contracts..............              --                --            --             --            --
                                   ----------------------------------------------------------------------------
   Total liabilities.............       6,956,941         6,432,883     1,467,396     12,835,671     1,783,398
                                   ----------------------------------------------------------------------------
   NET ASSETS....................    $217,202,859    $2,503,269,340   $90,070,681   $882,436,096   $41,596,425
                                   ============================================================================
   ---------------
   *  Cost
       Long-term investment
         securities
         (unaffiliated)..........    $212,766,377    $1,577,234,059   $88,832,678   $804,008,020   $39,625,847
                                   ============================================================================
       Long-term investment
         securities
         (affiliated)............    $         --    $           --   $        --   $         --   $        --
                                   ============================================================================
       Short-term investment
         securities
         (unaffiliated)..........    $         --    $   28,989,000   $        --   $  4,854,000   $        --
                                   ============================================================================
       Foreign cash..............    $         --    $           --   $        --   $         --   $   173,883
                                   ============================================================================
   # Proceeds from securities
     sold short..................    $         --    $           --   $        --   $         --   $        --
                                   ============================================================================
   @ Premiums received on options
     written.....................    $         --    $           --   $        --   $         --   $        --
                                   ============================================================================
   ++ See Note 1

    See Notes To Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2007 (UNAUDITED)

                                                         DAVIS
                                       EQUITY           VENTURE        "DOGS" OF       ALLIANCE        CAPITAL
                                   OPPORTUNITIES++       VALUE        WALL STREET       GROWTH         GROWTH++
   --------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in...............    $164,583,620    $1,345,453,693   $74,346,550   $1,531,033,213   $49,316,365
   Accumulated undistributed net
     investment income (loss)....       4,798,090        35,690,052     3,181,780          966,037       150,036
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures
     contracts, options
     contracts, and foreign
     exchange transactions.......      44,289,899       221,077,782    10,023,983     (724,609,073)   (8,931,714)
   Unrealized appreciation
     (depreciation) on
     investments.................       3,531,250       901,042,977     2,518,368       75,045,919     1,061,991
   Unrealized appreciation
     (depreciation) on futures
     contracts, written options
     contracts and swap
     contracts...................              --                --            --               --            --
   Unrealized foreign exchange
     gain (loss) on other assets
     and liabilities.............              --             4,836            --               --          (253)
   Unrealized appreciation
     (depreciation) on
     investments sold short......              --                --            --               --            --
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation)..............              --                --            --               --            --
                                   ------------------------------------------------------------------------------
   NET ASSETS....................    $217,202,859    $2,503,269,340   $90,070,681   $  882,436,096   $41,596,425
                                   ==============================================================================
   Class 1 (unlimited shares
     authorized):
   Net assets....................    $136,320,240    $1,565,818,153   $53,413,781   $  556,862,815   $18,434,000
   Shares of beneficial interest
     issued and outstanding......       7,112,715        46,345,513     4,546,697       23,924,013     1,916,252
   Net asset value, offering and
     redemption price per
     share.......................    $      19.17    $        33.79   $     11.75   $        23.28   $      9.62
                                   ==============================================================================
   Class 2 (unlimited shares
     authorized):
   Net assets....................    $ 18,482,941    $  211,622,643   $16,739,783   $   63,012,468   $ 5,957,031
   Shares of beneficial interest
     issued and outstanding......         966,874         6,279,379     1,428,139        2,713,317       623,295
   Net asset value, offering and
     redemption price per
     share.......................    $      19.12    $        33.70   $     11.72   $        23.22   $      9.56
                                   ==============================================================================
   Class 3 (unlimited shares
     authorized):
   Net assets....................    $ 62,399,678    $  725,828,544   $19,917,117   $  262,560,813   $17,205,394
   Shares of beneficial interest
     issued and outstanding......       3,271,122        21,582,923     1,702,354       11,338,049     1,805,305
   Net asset value, offering and
     redemption price per
     share.......................    $      19.08    $        33.63   $     11.70   $        23.16   $      9.53
                                   ==============================================================================

    -------------------
    ++ See Note 1
    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2007 (UNAUDITED)

                                        MFS
                                   MASSACHUSETTS                     BLUE                         SMALL
                                     INVESTORS     FUNDAMENTAL       CHIP           REAL         COMPANY
                                       TRUST         GROWTH++       GROWTH         ESTATE         VALUE
   --------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment
     securities, at value
     (unaffiliated)*.............  $227,843,583    $166,660,041   $45,805,925   $274,330,780   $64,437,970
   Long-term investment
     securities, at value
     (affiliated)*...............            --              --            --             --            --
   Short-term investment
     securities, at value*.......       431,000              --            --     28,322,000     3,995,000
   Repurchase agreements (cost
     equals market value)........            --       2,927,000     1,759,000             --            --
                                   ------------------------------------------------------------------------
   Total investments.............   228,274,583     169,587,041    47,564,925    302,652,780    68,432,970
                                   ------------------------------------------------------------------------
   Cash..........................       108,705              54           520             --       204,346
   Foreign cash*.................            --              --            --      1,879,849            --
   Due from broker...............            --              --            --             --            --
   Receivable for:
     Fund shares sold............        58,004         238,566        37,248        205,063       206,141
     Dividends and interest......       277,981         128,207        21,152        390,841        21,318
     Investments sold............       227,492       2,508,603       392,318      1,434,707            --
     Interest on swap
       contracts.................            --              --            --             --            --
   Prepaid expenses and other
     assets......................         3,738          33,270         2,380          6,692         2,963
   Due from investment adviser
     for expense
     reimbursements/fee
     waivers.....................            --              --         1,535             --            --
   Variation margin on futures
     contracts...................            --              --            --             --            --
   Unrealized appreciation on
     forward foreign currency
     contracts...................            --              --            --             --            --
   Swap premiums paid............            --              --            --             --            --
   Unrealized appreciation on
     swap contracts..............            --              --            --             --            --
                                   ------------------------------------------------------------------------
   Total assets..................   228,950,503     172,495,741    48,020,078    306,569,932    68,867,738
                                   ------------------------------------------------------------------------
   LIABILITIES:
   Payable for:
     Fund shares redeemed........       378,662         219,373        47,749        703,831        64,977
     Investments purchased.......       244,058       1,677,669       652,222      8,778,751     1,399,467
     Interest on swap
       contracts.................            --              --            --             --            --
     Accrued foreign tax on
       capital gains.............            --              --            --             --            --
     Investment advisory and
       management fees...........       142,542         124,865        29,582        207,809        58,614
     Service fees -- Class 2.....         3,485             886         1,409          3,979            --
     Service fees -- Class 3.....        12,523           4,478         3,281         29,679        12,518
     Trustees' fees and
       expenses..................         1,016           1,756            43             --            --
     Other accrued expenses......        67,559          43,356        20,131         22,503        21,364
     Line of credit..............            --              --            --             --            --
   Variation margin on futures
     contracts...................            --              --            --             --            --
   Due to custodian..............            --              --            --      3,799,670            --
   Due to custodian for foreign
     cash*.......................            --              --            --             --            --
   Due to broker.................            --              --            --             --            --
   Securities sold short, at
     value#......................            --              --            --             --            --
   Call and put options written,
     at value@...................            --              --            --             --            --
   Unrealized depreciation on
     forward foreign currency
     contracts...................            --              --            --             --            --
   Swap premiums received........            --              --            --             --            --
   Unrealized depreciation on
     swap contracts..............            --              --            --             --            --
                                   ------------------------------------------------------------------------
   Total liabilities.............       849,845       2,072,383       754,417     13,546,222     1,556,940
                                   ------------------------------------------------------------------------
   NET ASSETS....................  $228,100,658    $170,423,358   $47,265,661   $293,023,710   $67,310,798
                                   ========================================================================
   ---------------
   *  Cost
       Long-term investment
         securities
         (unaffiliated)..........  $187,015,951    $162,835,570   $42,066,483   $249,490,528   $60,745,604
                                   ========================================================================
       Long-term investment
         securities
         (affiliated)............  $         --    $         --   $        --   $         --   $        --
                                   ========================================================================
       Short-term investment
         securities
         (unaffiliated)..........  $    431,000    $         --   $        --   $ 28,322,000   $ 3,995,000
                                   ========================================================================
       Foreign cash..............  $         --    $         --   $        --   $  1,873,092   $        --
                                   ========================================================================
   # Proceeds from securities
     sold short..................  $         --    $         --   $        --   $         --   $        --
                                   ========================================================================
   @ Premiums received on options
     written.....................  $         --    $         --   $        --   $         --   $        --
                                   ========================================================================
   ++ See Note 1

    See Notes To Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2007 (UNAUDITED)

                                        MFS
                                   MASSACHUSETTS                      BLUE                         SMALL
                                     INVESTORS      FUNDAMENTAL       CHIP           REAL         COMPANY
                                       TRUST         GROWTH++        GROWTH         ESTATE         VALUE
   ---------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in...............  $205,389,180    $ 314,951,415   $45,875,826   $182,518,203   $61,942,224
   Accumulated undistributed net
     investment income (loss)....     3,388,175          (41,317)      227,662     10,002,998        57,084
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures
     contracts, options
     contracts, and foreign
     exchange transactions.......   (21,505,797)    (148,311,281)   (2,577,269)    75,643,837     1,619,124
   Unrealized appreciation
     (depreciation) on
     investments.................    40,827,632        3,824,471     3,739,442     24,840,252     3,692,366
   Unrealized appreciation
     (depreciation) on futures
     contracts, written options
     contracts and swap
     contracts...................            --               --            --             --            --
   Unrealized foreign exchange
     gain (loss) on other assets
     and liabilities.............         1,468               70            --         18,420            --
   Unrealized appreciation
     (depreciation) on
     investments sold short......            --               --            --             --            --
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation)..............            --               --            --             --            --
                                   -------------------------------------------------------------------------
   NET ASSETS....................  $228,100,658    $ 170,423,358   $47,265,661   $293,023,710   $67,310,798
                                   =========================================================================
   Class 1 (unlimited shares
     authorized):
   Net assets....................  $145,574,407    $ 139,768,092   $21,976,940   $133,666,395   $ 9,354,306
   Shares of beneficial interest
     issued and outstanding......     9,936,214        8,195,405     2,961,359      6,191,377       525,658
   Net asset value, offering and
     redemption price per
     share.......................  $      14.65    $       17.05   $      7.42   $      21.59   $     17.80
                                   =========================================================================
   Class 2 (unlimited shares
     authorized):
   Net assets....................  $ 26,136,093    $   6,678,964   $10,355,124   $ 28,110,578   $        --
   Shares of beneficial interest
     issued and outstanding......     1,786,489          392,959     1,397,507      1,307,347            --
   Net asset value, offering and
     redemption price per
     share.......................  $      14.63    $       17.00   $      7.41   $      21.50   $        --
                                   =========================================================================
   Class 3 (unlimited shares
     authorized):
   Net assets....................  $ 56,390,158    $  23,976,302   $14,933,597   $131,246,737   $57,956,492
   Shares of beneficial interest
     issued and outstanding......     3,861,906        1,415,609     2,020,301      6,120,196     3,271,187
   Net asset value, offering and
     redemption price per
     share.......................  $      14.60    $       16.94   $      7.39   $      21.44   $     17.72
                                   =========================================================================

    -------------------
    ++ See Note 1
    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2007 (unaudited)

                                                                                                             MARSICO
                                                               MID-CAP       AGGRESSIVE       GROWTH         FOCUSED
                                                               GROWTH++        GROWTH      OPPORTUNITIES     GROWTH++
   --------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at value
     (unaffiliated)*.......................................  $234,946,918   $164,715,623    $73,750,971    $128,928,656
   Long-term investment securities, at value
     (affiliated)*.........................................            --             --             --              --
   Short-term investment securities, at value*.............            --             --             --              --
   Repurchase agreements (cost equals market value)........     3,181,000      4,394,000      2,797,000      14,944,000
                                                             ----------------------------------------------------------
   Total investments.......................................   238,127,918    169,109,623     76,547,971     143,872,656
                                                             ----------------------------------------------------------
   Cash....................................................             5        529,985            591             160
   Foreign cash*...........................................            --         33,104             --          42,404
   Due from broker.........................................            --             --             --              --
   Receivable for:
     Fund shares sold......................................       200,202         95,892         90,682          22,975
     Dividends and interest................................        19,359            558          6,319         129,453
     Investments sold......................................     4,942,540     11,121,099      2,532,174              --
     Interest on swap contracts............................            --             --             --              --
   Prepaid expenses and other assets.......................        33,284         74,020          3,427           2,287
   Due from investment adviser for expense
     reimbursements/fee waivers............................            --             --             --              --
   Variation margin on futures contracts...................            --             --             --              --
   Unrealized appreciation on forward foreign currency
     contracts.............................................            --             --             --              --
   Swap premiums paid......................................            --             --             --              --
   Unrealized appreciation on swap contracts...............            --             --             --              --
                                                             ----------------------------------------------------------
   Total assets............................................   243,323,308    180,964,281     79,181,164     144,069,935
                                                             ----------------------------------------------------------
   LIABILITIES:
   Payable for:
     Fund shares redeemed..................................       347,840        316,559         49,556         133,588
     Investments purchased.................................     3,616,435     10,951,300      3,104,454         298,973
     Interest on swap contracts............................            --             --             --              --
     Accrued foreign tax on capital gains..................            --             --             --              --
     Investment advisory and management fees...............       163,445        114,749         50,180         106,423
     Service fees -- Class 2...............................         5,754          1,973          1,188           5,369
     Service fees -- Class 3...............................        19,792          5,068          9,740           9,883
     Trustees' fees and expenses...........................           993            964             --             258
     Other accrued expenses................................        25,305         59,883         28,590          34,884
     Line of credit........................................            --             --             --              --
   Variation margin on futures contracts...................            --             --             --              --
   Due to custodian........................................            --             --             --              --
   Due to custodian for foreign cash*......................            --             --             --              --
   Due to broker...........................................            --             --             --              --
   Securities sold short, at value#........................            --             --             --              --
   Call and put options written, at value@.................            --             --             --              --
   Unrealized depreciation on forward foreign currency
     contracts.............................................            --             --             --              --
   Swap premiums received..................................            --             --             --              --
   Unrealized depreciation on swap contracts...............            --             --             --              --
                                                             ----------------------------------------------------------
   Total liabilities.......................................     4,179,564     11,450,496      3,243,708         589,378
                                                             ----------------------------------------------------------
   NET ASSETS..............................................  $239,143,744   $169,513,785    $75,937,456    $143,480,557
                                                             ==========================================================
   ---------------
   *  Cost
       Long-term investment securities (unaffiliated)......  $229,291,336   $173,391,296    $67,649,044    $101,603,422
                                                             ==========================================================
       Long-term investment securities (affiliated)........  $         --   $         --    $        --    $         --
                                                             ==========================================================
       Short-term investment securities (unaffiliated).....  $         --   $         --    $        --    $         --
                                                             ==========================================================
       Foreign cash........................................  $         --   $     31,145    $        --    $     34,367
                                                             ==========================================================
   #  Proceeds from securities sold short..................  $         --   $         --    $        --    $         --
                                                             ==========================================================
   @ Premiums received on options written..................  $         --   $         --    $        --    $         --
                                                             ==========================================================
   ++ See Note 1


                                                              TECHNOLOGY
   --------------------------------------------------------  ------------
   ASSETS:
   Long-term investment securities, at value
     (unaffiliated)*.......................................  $40,241,742
   Long-term investment securities, at value
     (affiliated)*.........................................           --
   Short-term investment securities, at value*.............           --
   Repurchase agreements (cost equals market value)........    4,006,000
                                                             ------------
   Total investments.......................................   44,247,742
                                                             ------------
   Cash....................................................          187
   Foreign cash*...........................................           --
   Due from broker.........................................           --
   Receivable for:
     Fund shares sold......................................      140,441
     Dividends and interest................................       18,363
     Investments sold......................................    2,217,899
     Interest on swap contracts............................           --
   Prepaid expenses and other assets.......................        4,512
   Due from investment adviser for expense
     reimbursements/fee waivers............................           --
   Variation margin on futures contracts...................           --
   Unrealized appreciation on forward foreign currency
     contracts.............................................           --
   Swap premiums paid......................................           --
   Unrealized appreciation on swap contracts...............           --
                                                             ------------
   Total assets............................................   46,629,144
                                                             ------------
   LIABILITIES:
   Payable for:
     Fund shares redeemed..................................      177,685
     Investments purchased.................................    4,125,334
     Interest on swap contracts............................           --
     Accrued foreign tax on capital gains..................           --
     Investment advisory and management fees...............       34,597
     Service fees -- Class 2...............................          970
     Service fees -- Class 3...............................        3,197
     Trustees' fees and expenses...........................           --
     Other accrued expenses................................       20,598
     Line of credit........................................           --
   Variation margin on futures contracts...................           --
   Due to custodian........................................           --
   Due to custodian for foreign cash*......................      396,660
   Due to broker...........................................           --
   Securities sold short, at value#........................           --
   Call and put options written, at value@.................           --
   Unrealized depreciation on forward foreign currency
     contracts.............................................           --
   Swap premiums received..................................           --
   Unrealized depreciation on swap contracts...............           --
                                                             ------------
   Total liabilities.......................................    4,759,041
                                                             ------------
   NET ASSETS..............................................  $41,870,103
                                                             ============
   ---------------
   *  Cost
       Long-term investment securities (unaffiliated)......  $38,007,487
                                                             ============
       Long-term investment securities (affiliated)........  $        --
                                                             ============
       Short-term investment securities (unaffiliated).....  $        --
                                                             ============
       Foreign cash........................................  $  (394,320)
                                                             ============
   #  Proceeds from securities sold short..................  $        --
                                                             ============
   @ Premiums received on options written..................  $        --
                                                             ============
   ++ See Note 1

    See Notes To Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2007 (unaudited)

                                                                                                               MARSICO
                                                                MID-CAP       AGGRESSIVE        GROWTH         FOCUSED
                                                               GROWTH++         GROWTH       OPPORTUNITIES     GROWTH++
   ----------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in.........................................  $ 403,264,596   $ 330,365,108   $ 82,214,793    $ 93,596,235
   Accumulated undistributed net investment income
     (loss)................................................       (116,791)      1,415,851       (253,413)        188,968
   Accumulated undistributed net realized gain (loss) on
     investments, futures contracts, options contracts, and
     foreign exchange transactions.........................   (169,659,643)   (153,593,460)   (12,125,851)     22,362,083
   Unrealized appreciation (depreciation) on investments...      5,655,582      (8,675,673)     6,101,927      27,325,234
   Unrealized appreciation (depreciation) on futures
     contracts, written options contracts and swap
     contracts.............................................             --              --             --              --
   Unrealized foreign exchange gain (loss) on other assets
     and liabilities.......................................             --           1,959             --           8,037
   Unrealized appreciation (depreciation) on investments
     sold short............................................             --              --             --              --
   Accrued capital gains tax on unrealized appreciation
     (depreciation)........................................             --              --             --              --
                                                             ------------------------------------------------------------
   NET ASSETS..............................................  $ 239,143,744   $ 169,513,785   $ 75,937,456    $143,480,557
                                                             ============================================================
   Class 1 (unlimited shares authorized):
   Net assets..............................................  $ 105,584,087   $ 134,456,882   $ 22,429,870    $ 57,786,000
   Shares of beneficial interest issued and outstanding....     10,063,169      10,145,427      3,274,973       4,550,236
   Net asset value, offering and redemption price per
     share.................................................  $       10.49   $       13.25   $       6.85    $      12.70
                                                             ============================================================
   Class 2 (unlimited shares authorized):
   Net assets..............................................  $  43,433,709   $  13,173,225   $  8,895,598    $ 40,533,882
   Shares of beneficial interest issued and outstanding....      4,178,098         999,957      1,311,290       3,219,278
   Net asset value, offering and redemption price per
     share.................................................  $       10.40   $       13.17   $       6.78    $      12.59
                                                             ============================================================
   Class 3 (unlimited shares authorized):
   Net assets..............................................  $  90,125,948   $  21,883,678   $ 44,611,988    $ 45,160,675
   Shares of beneficial interest issued and outstanding....      8,712,134       1,669,242      6,607,479       3,604,513
   Net asset value, offering and redemption price per
     share.................................................  $       10.34   $       13.11   $       6.75    $      12.53
                                                             ============================================================


                                                              TECHNOLOGY
   --------------------------------------------------------  -------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in.........................................  $ 94,367,322
   Accumulated undistributed net investment income
     (loss)................................................      (143,156)
   Accumulated undistributed net realized gain (loss) on
     investments, futures contracts, options contracts, and
     foreign exchange transactions.........................   (54,585,959)
   Unrealized appreciation (depreciation) on investments...     2,234,255
   Unrealized appreciation (depreciation) on futures
     contracts, written options contracts and swap
     contracts.............................................            --
   Unrealized foreign exchange gain (loss) on other assets
     and liabilities.......................................        (2,359)
   Unrealized appreciation (depreciation) on investments
     sold short............................................            --
   Accrued capital gains tax on unrealized appreciation
     (depreciation)........................................            --
                                                             -------------
   NET ASSETS..............................................  $ 41,870,103
                                                             =============
   Class 1 (unlimited shares authorized):
   Net assets..............................................  $ 19,371,586
   Shares of beneficial interest issued and outstanding....     6,554,073
   Net asset value, offering and redemption price per
     share.................................................  $       2.96
                                                             =============
   Class 2 (unlimited shares authorized):
   Net assets..............................................  $  7,500,436
   Shares of beneficial interest issued and outstanding....     2,557,856
   Net asset value, offering and redemption price per
     share.................................................  $       2.93
                                                             =============
   Class 3 (unlimited shares authorized):
   Net assets..............................................  $ 14,998,081
   Shares of beneficial interest issued and outstanding....     5,138,515
   Net asset value, offering and redemption price per
     share.................................................  $       2.92
                                                             =============

    -------------------
    ++ See Note 1
    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2007 (unaudited)

                                                               SMALL &      INTERNATIONAL                  INTERNATIONAL
                                                               MID CAP       GROWTH AND        GLOBAL       DIVERSIFIED
                                                                VALUE          INCOME         EQUITIES       EQUITIES
   ---------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at value
     (unaffiliated)*.......................................  $377,119,327   $561,970,328    $253,220,667   $493,200,337
   Long-term investment securities, at value
     (affiliated)*.........................................            --             --              --             --
   Short-term investment securities, at value*.............            --     14,108,000       4,862,000             --
   Repurchase agreements (cost equals market value)........    15,691,000             --              --     45,377,000
                                                             -----------------------------------------------------------
   Total investments.......................................   392,810,327    576,078,328     258,082,667    538,577,337
                                                             -----------------------------------------------------------
   Cash....................................................           867        847,836             788            270
   Foreign cash*...........................................            --          4,664         194,003      8,916,053
   Due from broker.........................................            --             --              --     16,368,012
   Receivable for:
     Fund shares sold......................................       467,461        574,953         151,716        675,106
     Dividends and interest................................       212,313        549,771         280,470        863,925
     Investments sold......................................        85,668     14,884,804       4,100,850      2,562,967
     Interest on swap contracts............................            --             --              --             --
   Prepaid expenses and other assets.......................        33,086          8,125           2,482          5,150
   Due from investment adviser for expense
     reimbursements/fee waivers............................            --             --              --             --
   Variation margin on futures contracts...................            --             --              --             --
   Unrealized appreciation on forward foreign currency
     contracts.............................................            --      1,439,602              --      3,142,245
   Swap premiums paid......................................            --             --              --             --
   Unrealized appreciation on swap contracts...............            --             --              --             --
                                                             -----------------------------------------------------------
   Total assets............................................   393,609,722    594,388,083     262,812,976    571,111,065
                                                             -----------------------------------------------------------
   LIABILITIES:
   Payable for:
     Fund shares redeemed..................................       238,795        860,892         211,332        561,736
     Investments purchased.................................     2,641,165     26,022,597       6,174,913             --
     Interest on swap contracts............................            --             --              --             --
     Accrued foreign tax on capital gains..................            --             --              --        131,017
     Investment advisory and management fees...............       328,169        432,770         176,154        405,753
     Service fees -- Class 2...............................         6,869          5,786           2,751          8,254
     Service fees -- Class 3...............................        76,761         42,803           7,890         69,522
     Trustees' fees and expenses...........................            --             --              --             --
     Other accrued expenses................................        30,977        134,212          38,999        148,000
     Line of credit........................................            --             --              --             --
   Variation margin on futures contracts...................            --             --              --      2,449,875
   Due to custodian........................................            --             --              --             --
   Due to custodian for foreign cash*......................            --             --              --             --
   Due to broker...........................................            --             --              --             --
   Securities sold short, at value#........................            --             --              --             --
   Call and put options written, at value@.................            --             --              --             --
   Unrealized depreciation on forward foreign currency
     contracts.............................................            --      2,740,961              --      1,117,384
   Swap premiums received..................................            --             --              --             --
   Unrealized depreciation on swap contracts...............            --             --              --             --
                                                             -----------------------------------------------------------
   Total liabilities.......................................     3,322,736     30,240,021       6,612,039      4,891,541
                                                             -----------------------------------------------------------
   NET ASSETS..............................................  $390,286,986   $564,148,062    $256,200,937   $566,219,524
                                                             ===========================================================
   ---------------
   *  Cost
       Long-term investment securities (unaffiliated)......  $334,994,926   $496,433,993    $205,720,635   $329,145,864
                                                             ===========================================================
       Long-term investment securities (affiliated)........  $         --   $         --    $         --   $         --
                                                             ===========================================================
       Short-term investment securities (unaffiliated).....  $         --   $ 14,108,000    $  4,862,000   $         --
                                                             ===========================================================
       Foreign cash........................................  $         --   $      4,629    $    194,443   $  8,840,861
                                                             ===========================================================
   #  Proceeds from securities sold short..................  $         --   $         --    $         --   $         --
                                                             ===========================================================
   @ Premiums received on options written..................  $         --   $         --    $         --   $         --
                                                             ===========================================================


                                                               EMERGING        FOREIGN
                                                               MARKETS          VALUE
   --------------------------------------------------------  ----------------------------
   ASSETS:
   Long-term investment securities, at value
     (unaffiliated)*.......................................  $341,528,169   $567,311,357
   Long-term investment securities, at value
     (affiliated)*.........................................            --             --
   Short-term investment securities, at value*.............            --             --
   Repurchase agreements (cost equals market value)........    24,260,000     13,824,000
                                                             ----------------------------
   Total investments.......................................   365,788,169    581,135,357
                                                             ----------------------------
   Cash....................................................            --        113,958
   Foreign cash*...........................................     1,493,508      3,856,554
   Due from broker.........................................            --             --
   Receivable for:
     Fund shares sold......................................       582,613        536,889
     Dividends and interest................................       882,052      1,182,074
     Investments sold......................................     4,194,643             --
     Interest on swap contracts............................            --             --
   Prepaid expenses and other assets.......................        10,113          6,460
   Due from investment adviser for expense
     reimbursements/fee waivers............................            --             --
   Variation margin on futures contracts...................            --             --
   Unrealized appreciation on forward foreign currency
     contracts.............................................        29,660             --
   Swap premiums paid......................................            --             --
   Unrealized appreciation on swap contracts...............     1,347,855             --
                                                             ----------------------------
   Total assets............................................   374,328,613    586,831,292
                                                             ----------------------------
   LIABILITIES:
   Payable for:
     Fund shares redeemed..................................       371,896        616,438
     Investments purchased.................................     7,119,257             --
     Interest on swap contracts............................            --             --
     Accrued foreign tax on capital gains..................       474,423             --
     Investment advisory and management fees...............       340,502        420,130
     Service fees -- Class 2...............................         3,733         10,379
     Service fees -- Class 3...............................        28,794        111,845
     Trustees' fees and expenses...........................            --             --
     Other accrued expenses................................       448,732        134,546
     Line of credit........................................            --             --
   Variation margin on futures contracts...................            --             --
   Due to custodian........................................         7,668             --
   Due to custodian for foreign cash*......................            --             --
   Due to broker...........................................            --             --
   Securities sold short, at value#........................            --             --
   Call and put options written, at value@.................            --             --
   Unrealized depreciation on forward foreign currency
     contracts.............................................        36,746             --
   Swap premiums received..................................            --             --
   Unrealized depreciation on swap contracts...............       350,574             --
                                                             ----------------------------
   Total liabilities.......................................     9,182,325      1,293,338
                                                             ----------------------------
   NET ASSETS..............................................  $365,146,288   $585,537,954
                                                             ============================
   ---------------
   *  Cost
       Long-term investment securities (unaffiliated)......  $283,465,977   $405,666,848
                                                             ============================
       Long-term investment securities (affiliated)........  $         --   $         --
                                                             ============================
       Short-term investment securities (unaffiliated).....  $         --   $         --
                                                             ============================
       Foreign cash........................................  $  1,493,320   $  3,813,483
                                                             ============================
   #  Proceeds from securities sold short..................  $         --   $         --
                                                             ============================
   @ Premiums received on options written..................  $         --   $         --
                                                             ============================

    See Notes To Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF ASSETS AND LIABILITIES (continued)
    JULY 31, 2007 (unaudited)

                                                               SMALL &      INTERNATIONAL                  INTERNATIONAL
                                                               MID CAP       GROWTH AND        GLOBAL       DIVERSIFIED
                                                                VALUE          INCOME         EQUITIES       EQUITIES
   ---------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in.........................................  $311,147,589   $375,400,745    $297,447,455   $410,312,244
   Accumulated undistributed net investment income
     (loss)................................................     2,168,252     16,700,623       4,705,271     15,838,918
   Accumulated undistributed net realized gain (loss) on
     investments, futures contracts, options contracts, and
     foreign exchange transactions.........................    34,846,744    107,802,114     (93,452,203)   (23,542,512)
   Unrealized appreciation (depreciation) on investments...    42,124,401     65,536,335      47,500,032    164,054,473
   Unrealized appreciation (depreciation) on futures
     contracts, written options contracts and swap
     contracts.............................................            --             --              --     (2,430,285)
   Unrealized foreign exchange gain (loss) on other assets
     and liabilities.......................................            --     (1,291,755)            382      2,117,703
   Unrealized appreciation (depreciation) on investments
     sold short............................................            --             --              --             --
   Accrued capital gains tax on unrealized appreciation
     (depreciation)........................................            --             --              --       (131,017)
                                                             -----------------------------------------------------------
   NET ASSETS..............................................  $390,286,986   $564,148,062    $256,200,937   $566,219,524
                                                             ===========================================================
   Class 1 (unlimited shares authorized):
   Net assets..............................................  $         --   $319,969,899    $199,654,242   $185,407,762
   Shares of beneficial interest issued and outstanding....            --     17,499,330      11,199,135     15,512,508
   Net asset value, offering and redemption price per
     share.................................................  $         --   $      18.28    $      17.83   $      11.95
                                                             ===========================================================
   Class 2 (unlimited shares authorized):
   Net assets..............................................  $ 49,975,487   $ 43,387,343    $ 20,503,800   $ 61,787,392
   Shares of beneficial interest issued and outstanding....     2,624,401      2,370,573       1,155,471      5,202,438
   Net asset value, offering and redemption price per
     share.................................................  $      19.04   $      18.30    $      17.74   $      11.88
                                                             ===========================================================
   Class 3 (unlimited shares authorized):
   Net assets..............................................  $340,311,499   $200,790,820    $ 36,042,895   $319,024,370
   Shares of beneficial interest issued and outstanding....    17,913,230     10,989,851       2,037,020     26,911,579
   Net asset value, offering and redemption price per
     share.................................................  $      19.00   $      18.27    $      17.69   $      11.85
                                                             ===========================================================


                                                               EMERGING        FOREIGN
                                                               MARKETS          VALUE
   --------------------------------------------------------  ----------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid-in.........................................  $198,372,877   $365,515,433
   Accumulated undistributed net investment income
     (loss)................................................     7,556,756     18,934,362
   Accumulated undistributed net realized gain (loss) on
     investments, futures contracts, options contracts, and
     foreign exchange transactions.........................   100,645,000     39,376,195
   Unrealized appreciation (depreciation) on investments...    58,062,192    161,644,509
   Unrealized appreciation (depreciation) on futures
     contracts, written options contracts and swap
     contracts.............................................       997,281             --
   Unrealized foreign exchange gain (loss) on other assets
     and liabilities.......................................       (13,395)        67,455
   Unrealized appreciation (depreciation) on investments
     sold short............................................            --             --
   Accrued capital gains tax on unrealized appreciation
     (depreciation)........................................      (474,423)            --
                                                             ----------------------------
   NET ASSETS..............................................  $365,146,288   $585,537,954
                                                             ============================
   Class 1 (unlimited shares authorized):
   Net assets..............................................  $198,905,744   $         --
   Shares of beneficial interest issued and outstanding....     9,320,224             --
   Net asset value, offering and redemption price per
     share.................................................  $      21.34   $         --
                                                             ============================
   Class 2 (unlimited shares authorized):
   Net assets..............................................  $ 29,273,005   $ 77,904,201
   Shares of beneficial interest issued and outstanding....     1,377,742      3,551,112
   Net asset value, offering and redemption price per
     share.................................................  $      21.25   $      21.94
                                                             ============================
   Class 3 (unlimited shares authorized):
   Net assets..............................................  $136,967,539   $507,633,753
   Shares of beneficial interest issued and outstanding....     6,462,426     23,167,280
   Net asset value, offering and redemption price per
     share.................................................  $      21.19   $      21.91
                                                             ============================

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF OPERATIONS
    FOR THE PERIOD ENDED JULY 31, 2007 (UNAUDITED)


                                                                                                         HIGH-        WORLDWIDE
                                                              CASH        CORPORATE       GLOBAL         YIELD           HIGH
                                                           MANAGEMENT        BOND          BOND           BOND          INCOME
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated).............................  $       --    $    154,554   $    13,721   $    221,041   $     4,941
    Dividends (affiliated)...............................          --              --            --             --            --
    Interest (unaffiliated)..............................  13,421,819      19,631,882     2,861,203     14,373,697     3,156,993
                                                           ----------------------------------------------------------------------
        Total investment income*.........................  13,421,819      19,786,436     2,874,924     14,594,738     3,161,934
                                                           ----------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees..............   1,125,234       1,759,651       537,240      1,095,573       340,935
    Service fees:
      Class 2............................................      44,646          43,236        13,600         31,474         5,939
      Class 3............................................     248,670         389,711        69,053        123,392         5,060
    Custodian and accounting fees........................      37,979          83,196        72,615         51,556        39,741
    Reports to shareholders..............................      35,469          42,642        12,478         27,996         7,346
    Audit and tax fees...................................      14,170          14,502        16,852         14,502        16,852
    Legal fees...........................................       4,739           5,409         2,063          3,944         1,522
    Trustees' fees and expenses..........................       9,928          12,741         3,511          8,120         2,044
    Interest expense.....................................          --              --            --         34,140            --
    Other expenses.......................................       4,057           5,656         3,234         99,669         2,948
                                                           ----------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly...............   1,524,892       2,356,744       730,646      1,490,366       422,387
        Net (fees waived and expenses
          reimbursed)/recouped by investment adviser
          (Note 6).......................................          --              --            --             --            --
        Custody credits earned on cash balances..........      (1,372)         (6,305)       (7,990)        (8,665)       (1,273)
        Fees paid indirectly (Note 7)....................          --              --            --             --            --
                                                           ----------------------------------------------------------------------
        Net expenses.....................................   1,523,520       2,350,439       722,656      1,481,701       421,114
                                                           ----------------------------------------------------------------------
   Net investment income (loss)..........................  11,898,299      17,435,997     2,152,268     13,113,037     2,740,820
                                                           ----------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**...................................        (595)        937,610    (1,192,818)     4,128,616     1,038,384
    Net realized gain (loss) on investments
      (affiliated).......................................          --              --            --             --            --
    Net realized gain (loss) on futures contracts,
      written options contracts and swap contracts.......          --         856,441      (902,136)            --       (80,519)
    Net realized foreign exchange gain (loss) on other
      assets and liabilities.............................          --             131       244,964             --       (52,940)
    Net increase from payment by affiliates (Note 6).....          --              --            --             --            --
                                                           ----------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies.........................................        (595)      1,794,182    (1,849,990)     4,128,616       904,925
                                                           ----------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated).........................     (29,313)    (14,410,027)    3,912,391    (22,931,744)   (2,467,046)
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)...........................          --              --            --             --            --
    Change in unrealized appreciation (depreciation) on
      futures contracts, written options contracts and
      swap contracts.....................................          --              --       490,426             --       160,754
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities.......................          --            (718)      375,473          9,660        13,078
    Change in unrealized appreciation (depreciation) on
      securities sold short..............................          --              --            --             --            --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)........................          --              --            --             --            --
                                                           ----------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies...........................................     (29,313)    (14,410,745)    4,778,290    (22,922,084)   (2,293,214)
                                                           ----------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...............................     (29,908)    (12,616,563)    2,928,300    (18,793,468)   (1,388,289)
                                                           ----------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS...........................................  $11,868,391   $  4,819,434   $ 5,080,568   $ (5,680,431)  $ 1,352,531
                                                           ======================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.......................................  $       --    $     10,282   $    25,683   $     11,099   $     6,788
                                                           ======================================================================
    ** Net of foreign withholding taxes on capital gains
     of..................................................  $       --    $         --   $        --   $         --   $        --
                                                           ======================================================================

    See Notes To Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF OPERATIONS (continued)
    FOR THE PERIOD ENDED JULY 31, 2007 (UNAUDITED)


                                                                             MFS TOTAL       TELECOM      EQUITY       GROWTH-
                                                              BALANCED++       RETURN        UTILITY      INDEX        INCOME
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated)................................  $1,190,548    $  6,822,692   $ 1,220,888   $345,930   $  3,451,915
    Dividends (affiliated)..................................          --              --            --      2,391             --
    Interest (unaffiliated).................................   2,382,190      12,609,118        64,594     10,102         98,511
                                                              -------------------------------------------------------------------
        Total investment income*............................   3,572,738      19,431,810     1,285,482    358,423      3,550,426
                                                              -------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees.................     716,297       3,757,884       225,477     74,526      1,733,958
    Service fees:
      Class 2...............................................      15,965          98,166         4,801         --         26,874
      Class 3...............................................      22,341         460,805         3,109         --         30,321
    Custodian and accounting fees...........................      68,341         153,727        28,063     25,758         71,076
    Reports to shareholders.................................      24,637          86,038         4,120      3,264         65,140
    Audit and tax fees......................................      13,089          12,653        13,085     13,085         13,085
    Legal fees..............................................       2,299          10,428         8,120        921          7,582
    Trustees' fees and expenses.............................       5,545          24,548         1,986        936         15,382
    Interest expense........................................          --              --         2,496        198          1,724
    Other expenses..........................................       5,868          14,374         9,653      3,111         10,247
                                                              -------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly..................     874,382       4,618,623       300,910    121,799      1,975,389
        Net (fees waived and expenses reimbursed)/recouped
          by investment adviser (Note 6)....................          --              --            --    (18,838)            --
        Custody credits earned on cash balances.............      (1,316)         (4,883)         (175)      (154)          (389)
        Fees paid indirectly (Note 7).......................      (1,284)        (39,139)       (5,431)        --        (18,616)
                                                              -------------------------------------------------------------------
        Net expenses........................................     871,782       4,574,601       295,304    102,807      1,956,384
                                                              -------------------------------------------------------------------
   Net investment income (loss).............................   2,700,956      14,857,209       990,178    255,616      1,594,042
                                                              -------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**......................................  10,746,591      46,804,917    12,764,732    444,757     42,298,143
    Net realized gain (loss) on investments (affiliated)....          --              --            --      4,294             --
    Net realized gain (loss) on futures contracts, written
      options contracts and swap contracts..................    (481,246)             --            --     22,426             --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities................................          --          (3,828)      (22,818)        --             --
    Net increase from payment by affiliates (Note 6)........          --          55,103            --         --             --
                                                              -------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies............................................  10,265,345      46,856,192    12,741,914    471,477     42,298,143
                                                              -------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)............................  (7,847,241)    (42,164,883)   (9,026,500)   118,183    (30,246,551)
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)..............................          --              --            --    (33,447)            --
    Change in unrealized appreciation (depreciation) on
      futures contracts, written options contracts and swap
      contracts.............................................     121,753              --            --    (24,723)            --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities..........................          --             499        30,893         --             --
    Change in unrealized appreciation (depreciation) on
      securities sold short.................................      (2,763)             --            --         --             --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)...........................          --              --            --         --             --
                                                              -------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies..............................................  (7,728,251)    (42,164,384)   (8,995,607)    60,013    (30,246,551)
                                                              -------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies..................................   2,537,094       4,691,808     3,746,307    531,490     12,051,592
                                                              -------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................  $5,238,050    $ 19,549,017   $ 4,736,485   $787,106   $ 13,645,634
                                                              ===================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of..........................................  $    3,120    $     86,253   $    43,881   $     --   $         --
                                                              ===================================================================
    ** Net of foreign withholding taxes on capital gains
     of.....................................................  $       --    $         --   $        --   $     --   $         --
                                                              ===================================================================
    ++ See Note 1

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF OPERATIONS (continued)
    FOR THE PERIOD ENDED JULY 31, 2007 (UNAUDITED)

                                                                           DAVIS
                                                          EQUITY          VENTURE       "DOGS" OF       ALLIANCE       CAPITAL
                                                      OPPORTUNITIES++      VALUE       WALL STREET       GROWTH        GROWTH++
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated)........................   $  2,111,555     $ 25,189,211   $  1,324,976   $  4,023,456   $   152,797
    Dividends (affiliated)..........................             --               --             --             --            --
    Interest (unaffiliated).........................         55,915          824,379         33,904         29,856        16,714
                                                      ---------------------------------------------------------------------------
        Total investment income*....................      2,167,470       26,013,590      1,358,880      4,053,312       169,511
                                                      ---------------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees.........        835,083        9,200,497        299,845      2,777,160       147,091
    Service fees:
      Class 2.......................................         14,754          167,240         14,105         49,122         4,412
      Class 3.......................................         78,529          867,379         25,525        310,962        10,075
    Custodian and accounting fees...................         36,720          294,402         20,252        113,953        12,140
    Reports to shareholders.........................         22,581          200,794          8,512         81,685         5,828
    Audit and tax fees..............................         13,085           13,085         13,085         13,085        16,947
    Legal fees......................................          3,179           23,198          1,697          9,754        10,302
    Trustees' fees and expenses.....................          5,561           56,392          2,447         21,847         1,185
    Interest expense................................          1,802               --          8,932         18,891            --
    Other expenses..................................          5,465           30,090          4,044         13,278        12,110
                                                      ---------------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments,
          custody credits and fees paid
          indirectly................................      1,016,759       10,853,077        398,444      3,409,737       220,090
        Net (fees waived and expenses
          reimbursed)/recouped by investment adviser
          (Note 6)..................................             --               --             --             --        (8,171)
        Custody credits earned on cash balances.....         (2,407)          (1,105)           (10)          (990)         (490)
        Fees paid indirectly (Note 7)...............        (51,683)         (59,783)        (5,036)       (57,097)       (1,988)
                                                      ---------------------------------------------------------------------------
        Net expenses................................        962,669       10,792,189        393,398      3,351,650       209,441
                                                      ---------------------------------------------------------------------------
   Net investment income (loss).....................      1,204,801       15,221,401        965,482        701,662       (39,930)
                                                      ---------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**..............................     23,136,211      115,818,420      7,806,914     80,600,440     4,311,354
    Net realized gain (loss) on investments
      (affiliated)..................................             --               --             --             --            --
    Net realized gain (loss) on futures contracts,
      written options contracts and swap
      contracts.....................................             --               --             --             --            --
    Net realized foreign exchange gain (loss) on
      other assets and liabilities..................          2,633          (24,748)            --             --       (10,116)
    Net increase from payment by affiliates (Note
      6)............................................             --               --             --             --            --
                                                      ---------------------------------------------------------------------------
    Net realized gain (loss) on investments and
      foreign currencies............................     23,138,844      115,793,672      7,806,914     80,600,440     4,301,238
                                                      ---------------------------------------------------------------------------
    Change in unrealized appreciation (depreciation)
      on investments (unaffiliated).................    (25,383,743)     (85,613,087)   (10,597,890)   (49,097,296)   (2,490,848)
    Change in unrealized appreciation (depreciation)
      on investments (affiliated)...................             --               --             --             --            --
    Change in unrealized appreciation (depreciation)
      on futures contracts, written options
      contracts and swap contracts..................             --               --             --             --            --
    Change in unrealized foreign exchange gain
      (loss) on other assets and liabilities........             --          (25,628)            --             --          (253)
    Change in unrealized appreciation (depreciation)
      on securities sold short......................             --               --             --             --            --
   Change in accrued capital gains tax on unrealized
    appreciation (depreciation).....................             --               --             --             --            --
                                                      ---------------------------------------------------------------------------
   Net unrealized gain (loss) on investments and
    foreign currencies..............................    (25,383,743)     (85,638,715)   (10,597,890)   (49,097,296)   (2,491,101)
                                                      ---------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..............     (2,244,899)      30,154,957     (2,790,976)    31,503,144     1,810,137
                                                      ---------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS.................................   $ (1,040,098)    $ 45,376,358   $ (1,825,494)  $ 32,204,806   $ 1,770,207
                                                      ===========================================================================
   ---------------
    * Net of foreign withholding taxes on interest
      and dividends of..............................   $      1,084     $    295,352   $         --   $    147,429   $       589
                                                      ===========================================================================
    ** Net of foreign withholding taxes on capital
     gains of.......................................   $         --     $         --   $         --   $         --   $        --
                                                      ===========================================================================
    ++ See Note 1

    See Notes To Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF OPERATIONS (continued)
    FOR THE PERIOD ENDED JULY 31, 2007 (UNAUDITED)

                                                               MFS
                                                          MASSACHUSETTS                     BLUE                        SMALL
                                                            INVESTORS     FUNDAMENTAL       CHIP          REAL         COMPANY
                                                              TRUST         GROWTH++       GROWTH        ESTATE         VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated)............................   $ 1,901,637    $   665,276    $  292,732   $  6,524,651   $   344,711
    Dividends (affiliated)..............................            --             --            --             --            --
    Interest (unaffiliated).............................        25,623         32,428        41,236      1,066,420        93,824
                                                          -----------------------------------------------------------------------
        Total investment income*........................     1,927,260        697,704       333,968      7,591,071       438,535
                                                          -----------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees.............       841,362        699,026       165,253      1,335,132       270,108
    Service fees:
      Class 2...........................................        20,414          5,267         8,269         27,410            --
      Class 3...........................................        71,799         12,394        17,304        171,746        55,067
    Custodian and accounting fees.......................        42,255         38,374        19,089         45,361        18,291
    Reports to shareholders.............................        21,579         18,657         3,998         22,329        16,226
    Audit and tax fees..................................        13,085         13,085        13,085         13,085        13,085
    Legal fees..........................................         3,138          2,618         1,142          3,191           821
    Trustees' fees and expenses.........................         5,884          4,297         1,138          7,090           599
    Interest expense....................................         1,525          1,957            --             --            --
    Other expenses......................................         5,517          4,759         3,428          5,797         3,150
                                                          -----------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly..............     1,026,558        800,434       232,706      1,631,141       377,347
        Net (fees waived and expenses
          reimbursed)/recouped by investment adviser
          (Note 6)......................................            --        (40,172)       (6,321)            --         4,645
        Custody credits earned on cash balances.........           (98)          (488)         (146)        (2,615)         (541)
        Fees paid indirectly (Note 7)...................        (6,792)       (20,809)       (2,340)            --            --
                                                          -----------------------------------------------------------------------
        Net expenses....................................     1,019,668        738,965       223,899      1,628,526       381,451
                                                          -----------------------------------------------------------------------
   Net investment income (loss).........................       907,592        (41,261)      110,069      5,962,545        57,084
                                                          -----------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**..................................    10,534,659     20,487,862     1,797,234     29,001,899       553,963
    Net realized gain (loss) on investments
      (affiliated)......................................            --             --            --             --            --
    Net realized gain (loss) on futures contracts,
      written options contracts and swap contracts......            --             --            --             --            --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities............................         5,709          2,048           143            703            --
    Net increase from payment by affiliates (Note 6)....        33,662             --            --             --            --
                                                          -----------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies........................................    10,574,030     20,489,910     1,797,377     29,002,602       553,963
                                                          -----------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)........................    (2,726,165)   (17,792,586)      (52,058)   (95,367,232)   (1,825,151)
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)..........................            --             --            --             --            --
    Change in unrealized appreciation (depreciation) on
      futures contracts, written options contracts and
      swap contracts....................................            --             --            --             --            --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities......................            91            122            --         11,989            --
    Change in unrealized appreciation (depreciation) on
      securities sold short.............................            --             --            --             --            --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation).......................            --             --            --             --            --
                                                          -----------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies..........................................    (2,726,074)   (17,792,464)      (52,058)   (95,355,243)   (1,825,151)
                                                          -----------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
    investments and foreign currencies..................     7,847,956      2,697,446     1,745,319    (66,352,641)   (1,271,188)
                                                          -----------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................   $ 8,755,548    $ 2,656,185    $1,855,388   $(60,390,096)  $(1,214,104)
                                                          =======================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of......................................   $    47,862    $     1,265    $    1,464   $         --   $     1,857
                                                          =======================================================================
    ** Net of foreign withholding taxes on capital gains
     of.................................................   $        --    $        --    $       --   $         --   $        --
                                                          =======================================================================
    ++ See Note 1

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF OPERATIONS (continued)
    FOR THE PERIOD ENDED JULY 31, 2007 (UNAUDITED)

                                                                                                         MARSICO
                                                           MID-CAP       AGGRESSIVE       GROWTH         FOCUSED
                                                           GROWTH++        GROWTH      OPPORTUNITIES     GROWTH++     TECHNOLOGY
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated)...........................  $    636,173   $   509,169     $  102,202     $    745,552   $  108,611
    Dividends (affiliated).............................            --            --             --               --           --
    Interest (unaffiliated)............................        62,002       687,515         48,226           81,117        5,519
                                                         ------------------------------------------------------------------------
        Total investment income*.......................       698,175     1,196,684        150,428          826,669      114,130
                                                         ------------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees............       926,161       663,510        272,432          627,789      190,311
    Service fees:
      Class 2..........................................        33,346        11,065          6,773           31,968        5,436
      Class 3..........................................       109,348        26,101         50,312           55,251       16,944
    Custodian and accounting fees......................        43,947        35,640         23,553           28,035       13,945
    Reports to shareholders............................        25,142        15,457          3,252           12,625        2,047
    Audit and tax fees.................................        13,085        13,085         16,947           13,085       16,947
    Legal fees.........................................         3,236         2,472          5,541            2,055        6,404
    Trustees' fees and expenses........................         5,735         4,207          1,271            3,555        1,272
    Interest expense...................................         1,548            --             --            2,245          852
    Other expenses.....................................         5,580         4,832         24,884            3,719        3,403
                                                         ------------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly.............     1,167,128       776,369        404,965          780,327      257,561
        Net (fees waived and expenses
          reimbursed)/recouped by investment adviser
          (Note 6).....................................            --            --             --               --           --
        Custody credits earned on cash balances........          (382)       (3,299)        (1,124)             (22)        (275)
        Fees paid indirectly (Note 7)..................        (6,606)      (28,242)            --           (3,167)          --
                                                         ------------------------------------------------------------------------
        Net expenses...................................     1,160,140       744,828        403,841          777,138      257,286
                                                         ------------------------------------------------------------------------
   Net investment income (loss)........................      (461,965)      451,856       (253,413)          49,531     (143,156)
                                                         ------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**.................................    38,732,634    21,783,496      4,564,953       15,125,243    4,587,967
    Net realized gain (loss) on investments
      (affiliated).....................................            --            --             --               --           --
    Net realized gain (loss) on futures contracts,
      written options contracts and swap contracts.....            --            --             --               --           --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities...........................            --         2,461             --           11,894       (6,096)
    Net increase from payment by affiliates (Note 6)...            --            --             --               --           --
                                                         ------------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies.......................................    38,732,634    21,785,957      4,564,953       15,137,137    4,581,871
                                                         ------------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated).......................   (25,592,154)  (17,894,613)     1,072,062      (19,907,155)    (924,394)
    Change in unrealized appreciation (depreciation) on
      investments (affiliated).........................            --            --             --               --           --
    Change in unrealized appreciation (depreciation) on
      futures contracts, written options contracts and
      swap contracts...................................            --            --             --               --           --
    Change in unrealized foreign exchange gain (loss)
      on other assets and liabilities..................            --         2,154             --           (9,891)      (2,359)
    Change in unrealized appreciation (depreciation) on
      securities sold short............................            --            --             --               --           --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)......................            --            --             --               --           --
                                                         ------------------------------------------------------------------------
   Net unrealized gain (loss) on investments and
    foreign currencies.................................   (25,592,154)  (17,892,459)     1,072,062      (19,917,046)    (926,753)
                                                         ------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.................    13,140,480     3,893,498      5,637,015       (4,779,909)   3,655,118
                                                         ------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.........................................  $ 12,678,515   $ 4,345,354     $5,383,602     $ (4,730,378)  $3,511,962
                                                         ========================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.....................................  $      1,171   $    10,561     $      175     $     25,194   $   10,450
                                                         ========================================================================
    ** Net of foreign withholding taxes on capital
     gains of..........................................  $         --   $        --     $       --     $         --   $       --
                                                         ========================================================================
    ++ See Note 1

    See Notes To Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENTS OF OPERATIONS (continued)
    FOR THE PERIOD ENDED JULY 31, 2007 (UNAUDITED)

                                            SMALL &      INTERNATIONAL                 INTERNATIONAL
                                            MID CAP       GROWTH AND       GLOBAL       DIVERSIFIED     EMERGING       FOREIGN
                                             VALUE          INCOME        EQUITIES       EQUITIES        MARKETS        VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividends (unaffiliated)...........   $ 2,403,255    $ 11,157,755    $ 3,167,113    $ 8,483,218    $ 3,952,639   $13,251,864
    Dividends (affiliated).............            --              --             --             --             --            --
    Interest (unaffiliated)............       279,487         186,868         22,240      1,048,926        297,809       251,177
                                         ----------------------------------------------------------------------------------------
        Total investment income*.......     2,682,742      11,344,623      3,189,353      9,532,144      4,250,448    13,503,041
                                         ----------------------------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management
      fees.............................     1,779,523       2,364,559      1,009,906      2,250,276      1,729,273     2,320,623
    Service fees:
      Class 2..........................        39,274          33,151         15,536         46,775         19,331        59,540
      Class 3..........................       411,636         209,032         41,901        372,908        136,588       610,668
    Custodian and accounting fees......        37,866         360,538         84,139        397,207        429,195       317,390
    Reports to shareholders............        22,543          32,452         23,898         36,839         18,915        70,140
    Audit and tax fees.................        13,433          16,394         16,951         16,951         16,951        17,112
    Legal fees.........................         3,066           4,743          2,868          4,568          3,123         4,325
    Trustees' fees and expenses........         6,936           9,843          5,771         10,972          5,783        10,808
    Interest expense...................            --           6,401          1,427             --             --            --
    Other expenses.....................         4,581           7,285          5,839          9,237          5,490         7,622
                                         ----------------------------------------------------------------------------------------
        Total expenses before fee
          waivers, expense
          reimbursements, expense
          recoupments, custody credits
          and fees paid indirectly.....     2,318,858       3,044,398      1,208,236      3,145,733      2,364,649     3,418,228
        Net (fees waived and expenses
          reimbursed)/recouped by
          investment adviser (Note
          6)...........................            --              --             --             --             --            --
        Custody credits earned on cash
          balances.....................          (717)         (2,666)          (500)        (1,098)        (2,524)         (899)
        Fees paid indirectly (Note
          7)...........................       (25,083)        (18,528)            --             --        (30,156)       (1,882)
                                         ----------------------------------------------------------------------------------------
        Net expenses...................     2,293,058       3,023,204      1,207,736      3,144,635      2,331,969     3,415,447
                                         ----------------------------------------------------------------------------------------
   Net investment income (loss)........       389,684       8,321,419      1,981,617      6,387,509      1,918,479    10,087,594
                                         ----------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN
    CURRENCIES:
    Net realized gain (loss) on
      investments (unaffiliated)**.....    17,635,714      40,244,995     16,749,532     20,689,514     53,807,986    22,442,998
    Net realized gain (loss) on
      investments (affiliated).........            --              --             --             --             --            --
    Net realized gain (loss) on futures
      contracts, written options
      contracts and swap contracts.....            --              --             --      5,390,960       (105,092)           --
    Net realized foreign exchange gain
      (loss) on other assets and
      liabilities......................            --         389,814        (45,474)     2,958,642       (638,343)      (39,565)
    Net increase from payment by
      affiliates (Note 6)..............            --              --             --             --             --            --
                                         ----------------------------------------------------------------------------------------
    Net realized gain (loss) on
      investments and foreign
      currencies.......................    17,635,714      40,634,809     16,704,058     29,039,116     53,064,551    22,403,433
                                         ----------------------------------------------------------------------------------------
    Change in unrealized appreciation
      (depreciation) on investments
      (unaffiliated)...................    (3,058,532)     (9,629,233)       142,549     15,037,191     14,822,042    10,493,906
    Change in unrealized appreciation
      (depreciation) on investments
      (affiliated).....................            --              --             --             --             --            --
    Change in unrealized appreciation
      (depreciation) on futures
      contracts, written options
      contracts and swap contracts.....            --              --             --     (4,259,120)      (673,336)           --
    Change in unrealized foreign
      exchange gain (loss) on other
      assets and liabilities...........            --      (1,294,175)        (4,263)     1,530,168         (2,977)       39,289
    Change in unrealized appreciation
      (depreciation) on securities sold
      short............................            --              --             --             --             --            --
    Change in accrued capital gains tax
      on unrealized appreciation
      (depreciation)...................            --              --             --       (108,092)       559,446            --
                                         ----------------------------------------------------------------------------------------
   Net unrealized gain (loss) on
    investments and foreign
    currencies.........................    (3,058,532)    (10,923,408)       138,286     12,200,147     14,705,175    10,533,195
                                         ----------------------------------------------------------------------------------------
   Net realized and unrealized gain
    (loss) on investments and foreign
    currencies.........................    14,577,182      29,711,401     16,842,344     41,239,263     67,769,726    32,936,628
                                         ----------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS...   $14,966,866    $ 38,032,820    $18,823,961    $47,626,772    $69,688,205   $43,024,222
                                         ========================================================================================
   ---------------
    * Net of foreign withholding taxes
      on interest and dividends of.....   $        --    $  1,171,841    $   231,117    $ 1,136,575    $    (1,083)  $ 1,328,148
                                         ========================================================================================
    ** Net of foreign withholding taxes
     on capital gains of...............   $        --    $         --    $         7    $        --    $   374,271   $        --
                                         ========================================================================================

    See Notes To Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                                                         CASH                            CORPORATE                   GLOBAL
                                                      MANAGEMENT                           BOND                       BOND
                                            ------------------------------------------------------------------------------------
                                                FOR THE                           FOR THE                           FOR THE
                                            SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED
                                                JULY 31,        YEAR ENDED        JULY 31,        YEAR ENDED        JULY 31,
                                                  2007         JANUARY 31,          2007         JANUARY 31,          2007
                                              (UNAUDITED)          2007         (UNAUDITED)          2007         (UNAUDITED)
   -----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $ 11,898,299     $ 19,766,518     $ 17,435,997     $ 28,838,123     $  2,152,268
   Net realized gain (loss) on investments
     and foreign currencies...............            (595)         (21,843)       1,794,182       (1,239,424)      (1,849,990)
   Net unrealized gain (loss) on
     investments and foreign currencies...         (29,313)          96,212      (14,410,745)       2,293,390        4,778,290
                                            ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      11,868,391       19,840,887        4,819,434       29,892,089        5,080,568
                                            ------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......              --       (5,777,043)              --      (12,417,635)              --
   Net investment income -- Class 2.......              --       (1,220,646)              --       (2,448,770)              --
   Net investment income -- Class 3.......              --       (4,059,135)              --       (8,810,223)              --
   Net realized gain on
     securities -- Class 1................              --              --                --              --                --
   Net realized gain on
     securities -- Class 2................              --              --                --              --                --
   Net realized gain on
     securities -- Class 3................              --              --                --              --                --
                                            ------------------------------------------------------------------------------------
   Total distributions to shareholders....              --      (11,056,824)              --      (23,676,628)              --
                                            ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................     104,889,102       83,201,055       94,512,736      119,746,170       10,285,180
                                            ------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     116,757,493       91,985,118       99,332,170      125,961,631       15,365,748
   NET ASSETS:
   Beginning of period....................    $454,107,889     $362,122,771     $610,527,510     $484,565,879     $154,205,929
                                            ------------------------------------------------------------------------------------
   End of period+.........................    $570,865,382     $454,107,889     $709,859,680     $610,527,510     $169,571,677
                                            ====================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........    $ 31,664,817     $ 19,766,518     $ 46,193,804     $ 28,757,807     $  5,444,928
                                            ====================================================================================


                                               GLOBAL
                                                BOND
                                            -------------

                                               FOR THE
                                             YEAR ENDED
                                             JANUARY 31,
                                                2007
   ---------------------------------------  -------------
   OPERATIONS:
   Net investment income (loss)...........  $  3,684,049
   Net realized gain (loss) on investments
     and foreign currencies...............      (468,397)
   Net unrealized gain (loss) on
     investments and foreign currencies...     1,113,016
                                            -------------
   Net increase (decrease) in net assets
     resulting from operations............     4,328,668
                                            -------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (8,337,783)
   Net investment income -- Class 2.......    (1,688,226)
   Net investment income -- Class 3.......    (3,970,705)
   Net realized gain on
     securities -- Class 1................    (1,723,868)
   Net realized gain on
     securities -- Class 2................      (354,671)
   Net realized gain on
     securities -- Class 3................      (842,768)
                                            -------------
   Total distributions to shareholders....   (16,918,021)
                                            -------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................    21,662,351
                                            -------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     9,072,998
   NET ASSETS:
   Beginning of period....................  $145,132,931
                                            -------------
   End of period+.........................  $154,205,929
                                            =============
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  3,292,660
                                            =============

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                      HIGH-YIELD                        WORLDWIDE
                                                         BOND                          HIGH INCOME                BALANCED++
                                            -----------------------------------------------------------------------------------
                                                FOR THE                           FOR THE                          FOR THE
                                            SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED     FOR THE     SIX MONTHS ENDED
                                                JULY 31,        YEAR ENDED        JULY 31,       YEAR ENDED        JULY 31,
                                                  2007         JANUARY 31,          2007         JANUARY 31,         2007
                                              (UNAUDITED)          2007         (UNAUDITED)         2007         (UNAUDITED)
   ----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $ 13,113,037     $ 24,484,801     $ 2,740,820      $ 5,406,051     $  2,700,956
   Net realized gain (loss) on investments
     and foreign currencies...............       4,128,616        4,954,684         904,925        2,143,788       10,265,345
   Net unrealized gain (loss) on
     investments and foreign currencies...     (22,922,084)      10,569,694      (2,293,214)        (737,723)      (7,728,251)
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      (5,680,431)      40,009,179       1,352,531        6,812,116        5,238,050
                                            -----------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......              --      (17,633,143)             --       (5,652,826)              --
   Net investment income -- Class 2.......              --       (3,244,268)             --         (572,318)              --
   Net investment income -- Class 3.......              --       (5,938,610)             --         (180,145)              --
   Net realized gain on
     securities -- Class 1................              --              --               --              --                --
   Net realized gain on
     securities -- Class 2................              --              --               --              --                --
   Net realized gain on
     securities -- Class 3................              --              --               --              --                --
                                            -----------------------------------------------------------------------------------
   Total distributions to shareholders....              --      (26,816,021)             --       (6,405,289)              --
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................     (42,559,136)      15,247,476      (3,424,600)      (5,069,670)     (22,611,680)
                                            -----------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     (48,239,567)      28,440,634      (2,072,069)      (4,662,843)     (17,373,630)
   NET ASSETS:
   Beginning of period....................    $366,894,796     $338,454,162     $85,756,691      $90,419,534     $229,993,015
                                            -----------------------------------------------------------------------------------
   End of period+.........................    $318,655,229     $366,894,796     $83,684,622      $85,756,691     $212,619,385
                                            ===================================================================================

   ---------------
    + Includes accumulated undistributed
      net investment income (loss)........    $ 34,906,373     $ 21,793,336     $ 7,952,997      $ 5,212,177     $  8,712,276
                                            ===================================================================================
   ++ See Note 1


                                             BALANCED++
                                            -------------

                                               FOR THE
                                             YEAR ENDED
                                             JANUARY 31,
                                                2007
   ---------------------------------------  -------------
   OPERATIONS:
   Net investment income (loss)...........  $  5,922,536
   Net realized gain (loss) on investments
     and foreign currencies...............     5,075,068
   Net unrealized gain (loss) on
     investments and foreign currencies...    12,258,573
                                            -------------
   Net increase (decrease) in net assets
     resulting from operations............    23,256,177
                                            -------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (5,350,945)
   Net investment income -- Class 2.......      (570,632)
   Net investment income -- Class 3.......      (383,729)
   Net realized gain on
     securities -- Class 1................           --
   Net realized gain on
     securities -- Class 2................           --
   Net realized gain on
     securities -- Class 3................           --
                                            -------------
   Total distributions to shareholders....    (6,305,306)
                                            -------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................   (47,874,844)
                                            -------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (30,923,973)
   NET ASSETS:
   Beginning of period....................  $260,916,988
                                            -------------
   End of period+.........................  $229,993,015
                                            =============
   ---------------
    + Includes accumulated undistributed
      net investment income (loss)........  $  6,011,320
                                            =============
   ++ See Note 1

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                        MFS TOTAL                           TELECOM                    EQUITY
                                                         RETURN                             UTILITY                    INDEX
                                            --------------------------------------------------------------------------------------
                                                FOR THE                             FOR THE                           FOR THE
                                            SIX MONTHS ENDED      FOR THE       SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED
                                                JULY 31,         YEAR ENDED         JULY 31,        YEAR ENDED        JULY 31,
                                                  2007          JANUARY 31,           2007         JANUARY 31,          2007
                                              (UNAUDITED)           2007          (UNAUDITED)          2007         (UNAUDITED)
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........   $   14,857,209    $   28,848,023     $   990,178      $  1,791,765     $   255,616
   Net realized gain (loss) on investments
     and foreign currencies...............       46,856,192        55,573,552      12,741,914         9,185,451         471,477
   Net unrealized gain (loss) on
     investments and foreign currencies...      (42,164,384)       33,702,709      (8,995,607)           80,223          60,013
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............       19,549,017       118,124,284       4,736,485        11,057,439         787,106
                                            --------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......               --       (15,608,753)             --        (1,660,450)             --
   Net investment income -- Class 2.......               --        (2,984,453)             --          (187,981)             --
   Net investment income -- Class 3.......               --        (5,979,976)             --           (26,895)             --
   Net realized gain on
     securities -- Class 1................               --       (21,848,855)             --               --               --
   Net realized gain on
     securities -- Class 2................               --        (4,447,339)             --               --               --
   Net realized gain on
     securities -- Class 3................               --        (9,290,154)             --               --               --
                                            --------------------------------------------------------------------------------------
   Total distributions to shareholders....               --       (60,159,530)             --        (1,875,326)             --
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................        4,474,365        48,483,131      (5,445,741)          766,737      (3,384,476)
                                            --------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................       24,023,382       106,447,885        (709,256)        9,948,850      (2,597,370)
   NET ASSETS:
   Beginning of period....................   $1,127,595,120    $1,021,147,235     $58,463,880      $ 48,515,030     $37,908,987
                                            --------------------------------------------------------------------------------------
   End of period+.........................   $1,151,618,502    $1,127,595,120     $57,754,624      $ 58,463,880     $35,311,617
                                            ======================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........   $   44,141,436    $   29,284,227     $ 2,781,418      $  1,791,240     $   779,839
                                            ======================================================================================


                                               EQUITY
                                               INDEX
                                            ------------

                                              FOR THE
                                             YEAR ENDED
                                            JANUARY 31,
                                                2007
   ---------------------------------------  ------------
   OPERATIONS:
   Net investment income (loss)...........  $   524,223
   Net realized gain (loss) on investments
     and foreign currencies...............     (296,184)
   Net unrealized gain (loss) on
     investments and foreign currencies...    4,639,232
                                            ------------
   Net increase (decrease) in net assets
     resulting from operations............    4,867,271
                                            ------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......     (575,936)
   Net investment income -- Class 2.......          --
   Net investment income -- Class 3.......          --
   Net realized gain on
     securities -- Class 1................          --
   Net realized gain on
     securities -- Class 2................          --
   Net realized gain on
     securities -- Class 3................          --
                                            ------------
   Total distributions to shareholders....     (575,936)
                                            ------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................   (8,016,010)
                                            ------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (3,724,675)
   NET ASSETS:
   Beginning of period....................  $41,633,662
                                            ------------
   End of period+.........................  $37,908,987
                                            ============
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $   524,223
                                            ============

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                          EQUITY                 DAVIS VENTURE
                                                     GROWTH-INCOME                    OPPORTUNITIES++                VALUE
                                            ------------------------------------------------------------------------------------
                                                FOR THE                           FOR THE                           FOR THE
                                            SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED
                                                JULY 31,        YEAR ENDED        JULY 31,        YEAR ENDED        JULY 31,
                                                  2007         JANUARY 31,          2007         JANUARY 31,          2007
                                              (UNAUDITED)          2007         (UNAUDITED)          2007         (UNAUDITED)
   -----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $  1,594,042     $  5,087,866     $  1,204,801     $  3,593,288    $   15,221,401
   Net realized gain (loss) on investments
     and foreign currencies...............      42,298,143       88,383,671       23,138,844       21,546,150       115,793,672
   Net unrealized gain (loss) on
     investments and foreign currencies...     (30,246,551)     (59,800,653)     (25,383,743)       8,859,784       (85,638,715)
                                            ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      13,645,634       33,670,884       (1,040,098)      33,999,222        45,376,358
                                            ------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --        (4,346,355)             --        (2,515,247)              --
   Net investment income -- Class 2.......             --          (229,681)             --          (295,966)              --
   Net investment income -- Class 3.......             --          (109,291)             --          (829,692)              --
   Net realized gain on
     securities -- Class 1................             --               --               --        (1,781,731)              --
   Net realized gain on
     securities -- Class 2................             --               --               --          (228,896)              --
   Net realized gain on
     securities -- Class 3................             --               --               --          (681,454)              --
                                            ------------------------------------------------------------------------------------
   Total distributions to shareholders....             --        (4,685,327)             --        (6,332,986)              --
                                            ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................     (86,802,671)    (180,160,660)     (23,490,505)     (34,009,624)     (121,095,431)
                                            ------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     (73,157,037)    (151,175,103)     (24,530,603)      (6,343,388)      (75,719,073)
   NET ASSETS:
   Beginning of period....................    $628,394,549     $779,569,652     $241,733,462     $248,076,850    $2,578,988,413
                                            ------------------------------------------------------------------------------------
   End of period+.........................    $555,237,512     $628,394,549     $217,202,859     $241,733,462    $2,503,269,340
                                            ====================================================================================

   ---------------
    + Includes accumulated undistributed
      net investment income (loss)........    $  6,681,908     $  5,087,866     $  4,798,090     $  3,593,289    $   35,690,052
                                            ====================================================================================
   ++ See Note 1


                                             DAVIS VENTURE
                                                 VALUE
                                            ---------------

                                                FOR THE
                                              YEAR ENDED
                                              JANUARY 31,
                                                 2007
   ---------------------------------------  ---------------
   OPERATIONS:
   Net investment income (loss)...........  $   20,249,987
   Net realized gain (loss) on investments
     and foreign currencies...............     159,941,983
   Net unrealized gain (loss) on
     investments and foreign currencies...     159,242,627
                                            ---------------
   Net increase (decrease) in net assets
     resulting from operations............     339,434,597
                                            ---------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......     (16,914,064)
   Net investment income -- Class 2.......      (1,907,114)
   Net investment income -- Class 3.......      (4,144,086)
   Net realized gain on
     securities -- Class 1................             --
   Net realized gain on
     securities -- Class 2................             --
   Net realized gain on
     securities -- Class 3................             --
                                            ---------------
   Total distributions to shareholders....     (22,965,264)
                                            ---------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................    (151,377,473)
                                            ---------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     165,091,860
   NET ASSETS:
   Beginning of period....................  $2,413,896,553
                                            ---------------
   End of period+.........................  $2,578,988,413
                                            ===============
   ---------------
    + Includes accumulated undistributed
      net investment income (loss)........  $   20,468,651
                                            ===============
   ++ See Note 1

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                       "DOGS" OF                          ALLIANCE                    CAPITAL
                                                      WALL STREET                          GROWTH                     GROWTH++
                                            --------------------------------------------------------------------------------------
                                                FOR THE                           FOR THE                             FOR THE
                                            SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED      FOR THE       SIX MONTHS ENDED
                                                JULY 31,        YEAR ENDED        JULY 31,         YEAR ENDED         JULY 31,
                                                  2007         JANUARY 31,          2007          JANUARY 31,           2007
                                              (UNAUDITED)          2007         (UNAUDITED)           2007          (UNAUDITED)
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $    965,482     $  2,216,298     $    701,662     $      264,375     $   (39,930)
   Net realized gain (loss) on investments
     and foreign currencies...............       7,806,914        5,660,153       80,600,440         78,168,041       4,301,238
   Net unrealized gain (loss) on
     investments and foreign currencies...     (10,597,890)      11,330,418      (49,097,296)      (111,654,082)     (2,491,101)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      (1,825,494)      19,206,869       32,204,806        (33,221,666)      1,770,207
                                            --------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --        (1,661,028)             --            (839,078)            --
   Net investment income -- Class 2.......             --          (455,712)             --                 --              --
   Net investment income -- Class 3.......             --          (401,473)             --                 --              --
   Net realized gain on
     securities -- Class 1................             --        (1,118,219)             --                 --              --
   Net realized gain on
     securities -- Class 2................             --          (324,639)             --                 --              --
   Net realized gain on
     securities -- Class 3................             --          (297,282)             --                 --              --
                                            --------------------------------------------------------------------------------------
   Total distributions to shareholders....             --        (4,258,353)             --            (839,078)            --
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................     (16,381,105)      (7,625,231)     (81,276,669)      (120,136,896)      9,807,494
                                            --------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     (18,206,599)       7,323,285      (49,071,863)      (154,197,640)     11,557,701
   NET ASSETS:
   Beginning of period....................    $108,277,280     $100,953,995     $931,507,959     $1,085,705,599     $30,018,724
                                            --------------------------------------------------------------------------------------
   End of period+.........................    $ 90,070,681     $108,277,280     $882,436,096     $  931,507,959     $41,596,425
                                            ======================================================================================

   ---------------
    + Includes accumulated undistributed
      net investment income (loss)........    $  3,181,780     $  2,216,298     $    966,037     $      264,375     $   150,036
                                            ======================================================================================
   ++ See Note 1


                                              CAPITAL
                                              GROWTH++
                                            ------------

                                              FOR THE
                                             YEAR ENDED
                                            JANUARY 31,
                                                2007
   ---------------------------------------  ------------
   OPERATIONS:
   Net investment income (loss)...........  $    67,147
   Net realized gain (loss) on investments
     and foreign currencies...............    3,167,969
   Net unrealized gain (loss) on
     investments and foreign currencies...      218,872
                                            ------------
   Net increase (decrease) in net assets
     resulting from operations............    3,453,988
                                            ------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......      (54,018)
   Net investment income -- Class 2.......      (10,715)
   Net investment income -- Class 3.......       (3,003)
   Net realized gain on
     securities -- Class 1................          --
   Net realized gain on
     securities -- Class 2................          --
   Net realized gain on
     securities -- Class 3................          --
                                            ------------
   Total distributions to shareholders....      (67,736)
                                            ------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................       38,844
                                            ------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    3,425,096
   NET ASSETS:
   Beginning of period....................  $26,593,628
                                            ------------
   End of period+.........................  $30,018,724
                                            ============
   ---------------
    + Includes accumulated undistributed
      net investment income (loss)........  $   189,966
                                            ============
   ++ See Note 1

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                   MFS MASSACHUSETTS                    FUNDAMENTAL                BLUE CHIP
                                                    INVESTORS TRUST                      GROWTH++                    GROWTH
                                            ------------------------------------------------------------------------------------
                                                FOR THE                           FOR THE                           FOR THE
                                            SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED
                                                JULY 31,        YEAR ENDED        JULY 31,        YEAR ENDED        JULY 31,
                                                  2007         JANUARY 31,          2007         JANUARY 31,          2007
                                              (UNAUDITED)          2007         (UNAUDITED)          2007         (UNAUDITED)
   -----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $    907,592     $  2,419,294     $    (41,261)    $   (143,728)    $   110,069
   Net realized gain (loss) on investments
     and foreign currencies...............      10,574,030       22,872,801       20,489,910       12,859,683       1,797,377
   Net unrealized gain (loss) on
     investments and foreign currencies...      (2,726,074)       2,009,577      (17,792,464)      (1,820,616)        (52,058)
                                            ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............       8,755,548       27,301,672        2,656,185       10,895,339       1,855,388
                                            ------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --        (1,176,025)             --           (36,520)            --
   Net investment income -- Class 2.......             --          (158,579)             --               --              --
   Net investment income -- Class 3.......             --          (267,270)             --               --              --
   Net realized gain on
     securities -- Class 1................             --               --               --               --              --
   Net realized gain on
     securities -- Class 2................             --               --               --               --              --
   Net realized gain on
     securities -- Class 3................             --               --               --               --              --
                                            ------------------------------------------------------------------------------------
   Total distributions to shareholders....             --        (1,601,874)             --           (36,520)            --
                                            ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................     (29,238,884)     (47,940,039)      (6,135,040)     (52,709,515)     (2,153,814)
                                            ------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     (20,483,336)     (22,240,241)      (3,478,855)     (41,850,696)       (298,426)
   NET ASSETS:
   Beginning of period....................    $248,583,994     $270,824,235     $173,902,213     $215,752,909     $47,564,087
                                            ------------------------------------------------------------------------------------
   End of period+.........................    $228,100,658     $248,583,994     $170,423,358     $173,902,213     $47,265,661
                                            ====================================================================================

   ---------------
    + Includes accumulated undistributed
      net investment income (loss)........    $  3,388,175     $  2,480,583     $    (41,317)    $        (56)    $   227,662
                                            ====================================================================================
   ++ See Note 1


                                             BLUE CHIP
                                               GROWTH
                                            ------------

                                              FOR THE
                                             YEAR ENDED
                                            JANUARY 31,
                                                2007
   ---------------------------------------  ------------
   OPERATIONS:
   Net investment income (loss)...........  $   117,593
   Net realized gain (loss) on investments
     and foreign currencies...............    3,260,433
   Net unrealized gain (loss) on
     investments and foreign currencies...     (297,836)
                                            ------------
   Net increase (decrease) in net assets
     resulting from operations............    3,080,190
                                            ------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......      (56,224)
   Net investment income -- Class 2.......      (11,405)
   Net investment income -- Class 3.......       (1,201)
   Net realized gain on
     securities -- Class 1................          --
   Net realized gain on
     securities -- Class 2................          --
   Net realized gain on
     securities -- Class 3................          --
                                            ------------
   Total distributions to shareholders....      (68,830)
                                            ------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................   (8,222,281)
                                            ------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (5,210,921)
   NET ASSETS:
   Beginning of period....................  $52,775,008
                                            ------------
   End of period+.........................  $47,564,087
                                            ============
   ---------------
    + Includes accumulated undistributed
      net investment income (loss)........  $   117,593
                                            ============
   ++ See Note 1

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                         REAL                         SMALL COMPANY                MID-CAP
                                                        ESTATE                            VALUE                    GROWTH++
                                            -----------------------------------------------------------------------------------
                                                FOR THE                           FOR THE                          FOR THE
                                            SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED     FOR THE     SIX MONTHS ENDED
                                                JULY 31,        YEAR ENDED        JULY 31,       YEAR ENDED        JULY 31,
                                                  2007         JANUARY 31,          2007         JANUARY 31,         2007
                                              (UNAUDITED)          2007         (UNAUDITED)         2007         (UNAUDITED)
   ----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $  5,962,545     $  4,028,832     $    57,084      $   (13,974)    $   (461,965)
   Net realized gain (loss) on investments
     and foreign currencies...............      29,002,602       46,704,126         553,963        1,066,139       38,732,634
   Net unrealized gain (loss) on
     investments and foreign currencies...     (95,355,243)      37,954,834      (1,825,151)       2,266,075      (25,592,154)
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     (60,390,096)      88,687,792      (1,214,104)       3,318,240       12,678,515
                                            -----------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......              --       (2,274,465)             --           (1,128)              --
   Net investment income -- Class 2.......              --         (434,179)             --              --                --
   Net investment income -- Class 3.......              --       (1,009,486)             --              --                --
   Net realized gain on
     securities -- Class 1................              --      (16,456,154)             --         (721,618)              --
   Net realized gain on
     securities -- Class 2................              --       (3,462,065)             --              --                --
   Net realized gain on
     securities -- Class 3................              --       (8,609,102)             --       (1,031,055)              --
                                            -----------------------------------------------------------------------------------
   Total distributions to shareholders....              --      (32,245,451)             --       (1,753,801)              --
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................     (10,531,699)      55,712,868      29,617,198       27,015,747      (18,811,351)
                                            -----------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     (70,921,795)     112,155,209      28,403,094       28,580,186       (6,132,836)
   NET ASSETS:
   Beginning of period....................    $363,945,505     $251,790,296     $38,907,704      $10,327,518     $245,276,580
                                            -----------------------------------------------------------------------------------
   End of period+.........................    $293,023,710     $363,945,505     $67,310,798      $38,907,704     $239,143,744
                                            ===================================================================================

   ---------------
    + Includes accumulated undistributed
      net investment income (loss)........    $ 10,002,998     $  4,040,453     $    57,084      $        --     $   (116,791)
                                            ===================================================================================
   ++ See Note 1


                                               MID-CAP
                                              GROWTH++
                                            -------------

                                               FOR THE
                                             YEAR ENDED
                                             JANUARY 31,
                                                2007
   ---------------------------------------  -------------
   OPERATIONS:
   Net investment income (loss)...........  $    343,790
   Net realized gain (loss) on investments
     and foreign currencies...............    18,110,251
   Net unrealized gain (loss) on
     investments and foreign currencies...   (17,546,997)
                                            -------------
   Net increase (decrease) in net assets
     resulting from operations............       907,044
                                            -------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --
   Net investment income -- Class 2.......           --
   Net investment income -- Class 3.......           --
   Net realized gain on
     securities -- Class 1................           --
   Net realized gain on
     securities -- Class 2................           --
   Net realized gain on
     securities -- Class 3................           --
                                            -------------
   Total distributions to shareholders....           --
                                            -------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................   (27,452,004)
                                            -------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (26,544,960)
   NET ASSETS:
   Beginning of period....................  $271,821,540
                                            -------------
   End of period+.........................  $245,276,580
                                            =============
   ---------------
    + Includes accumulated undistributed
      net investment income (loss)........  $    345,174
                                            =============
   ++ See Note 1

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                      AGGRESSIVE                          GROWTH
                                                        GROWTH                        OPPORTUNITIES
                                            ----------------------------------------------------------------
                                                FOR THE                           FOR THE
                                            SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED     FOR THE
                                                JULY 31,        YEAR ENDED        JULY 31,       YEAR ENDED
                                                  2007         JANUARY 31,          2007         JANUARY 31,
                                              (UNAUDITED)          2007         (UNAUDITED)         2007
   ---------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $    451,856     $  1,000,975     $  (253,413)     $  (339,769)
   Net realized gain (loss) on investments
     and foreign currencies...............      21,785,957       17,261,104       4,564,953        2,033,257
   Net unrealized gain (loss) on
     investments and foreign currencies...     (17,892,459)         999,785       1,072,062          930,482
                                            ----------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............       4,345,354       19,261,864       5,383,602        2,623,970
                                            ----------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --          (149,982)            --               --
   Net investment income -- Class 2.......             --               --              --               --
   Net investment income -- Class 3.......             --               --              --               --
   Net realized gain on
     securities -- Class 1................             --               --              --               --
   Net realized gain on
     securities -- Class 2................             --               --              --               --
   Net realized gain on
     securities -- Class 3................             --               --              --               --
                                            ----------------------------------------------------------------
   Total distributions to shareholders....             --          (149,982)            --               --
                                            ----------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................     (16,559,023)     (39,436,547)      4,800,725       31,689,318
                                            ----------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     (12,213,669)     (20,324,665)     10,184,327       34,313,288
   NET ASSETS:
   Beginning of period....................    $181,727,454     $202,052,119     $65,753,129      $31,439,841
                                            ----------------------------------------------------------------
   End of period+.........................    $169,513,785     $181,727,454     $75,937,456      $65,753,129
                                            ================================================================

   ---------------
    + Includes accumulated undistributed
      net investment income (loss)........    $  1,415,851     $    963,995     $  (253,413)     $        --
                                            ================================================================
   ++ See Note 1


                                                    MARSICO FOCUSED
                                                        GROWTH++
                                            --------------------------------
                                                FOR THE
                                            SIX MONTHS ENDED      FOR THE
                                                JULY 31,        YEAR ENDED
                                                  2007          JANUARY 31,
                                              (UNAUDITED)          2007
   ---------------------------------------  --------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $     49,531     $    138,736
   Net realized gain (loss) on investments
     and foreign currencies...............      15,137,137        7,565,930
   Net unrealized gain (loss) on
     investments and foreign currencies...     (19,917,046)       6,325,496
                                            --------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      (4,730,378)      14,030,162
                                            --------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --              --
   Net investment income -- Class 2.......             --              --
   Net investment income -- Class 3.......             --              --
   Net realized gain on
     securities -- Class 1................             --        (4,253,189)
   Net realized gain on
     securities -- Class 2................             --        (2,671,960)
   Net realized gain on
     securities -- Class 3................             --        (2,348,339)
                                            --------------------------------
   Total distributions to shareholders....             --        (9,273,488)
                                            --------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................     (10,087,428)      (4,389,605)
                                            --------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     (14,817,806)         367,069
   NET ASSETS:
   Beginning of period....................    $158,298,363     $157,931,294
                                            --------------------------------
   End of period+.........................    $143,480,557     $158,298,363
                                            ================================
   ---------------
    + Includes accumulated undistributed
      net investment income (loss)........    $    188,968     $    139,437
                                            ================================
   ++ See Note 1

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                         SMALL &
                                                                                         MID CAP
                                                      TECHNOLOGY                          VALUE
                                            ----------------------------------------------------------------
                                                FOR THE                          FOR THE
                                            SIX MONTHS ENDED     FOR THE     SIX MONTHS ENDED     FOR THE
                                                JULY 31,       YEAR ENDED        JULY 31,        YEAR ENDED
                                                  2007         JANUARY 31,         2007         JANUARY 31,
                                              (UNAUDITED)         2007         (UNAUDITED)          2007
   ---------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $  (143,156)     $  (295,115)    $    389,684     $  1,778,568
   Net realized gain (loss) on investments
     and foreign currencies...............      4,581,871          490,489       17,635,714       17,210,720
   Net unrealized gain (loss) on
     investments and foreign currencies...       (926,753)      (2,458,205)      (3,058,532)      11,388,444
                                            ----------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      3,511,962       (2,262,831)      14,966,866       30,377,732
                                            ----------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......            --               --               --               --
   Net investment income -- Class 2.......            --               --               --           (77,122)
   Net investment income -- Class 3.......            --               --               --          (185,625)
   Net realized gain on
     securities -- Class 1................            --               --               --               --
   Net realized gain on
     securities -- Class 2................            --               --               --        (2,741,083)
   Net realized gain on
     securities -- Class 3................            --               --               --       (14,430,925)
                                            ----------------------------------------------------------------
   Total distributions to shareholders....            --               --               --       (17,434,755)
                                            ----------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................     (1,144,738)      (5,558,090)      35,194,824       68,471,967
                                            ----------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................      2,367,224       (7,820,921)      50,161,690       81,414,944
   NET ASSETS:
   Beginning of period....................    $39,502,879      $47,323,800     $340,125,296     $258,710,352
                                            ----------------------------------------------------------------
   End of period+.........................    $41,870,103      $39,502,879     $390,286,986     $340,125,296
                                            ================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........    $  (143,156)     $        --     $  2,168,252     $  1,778,568
                                            ================================================================

                                                     INTERNATIONAL
                                                       GROWTH AND
                                                         INCOME
                                            --------------------------------
                                                FOR THE
                                            SIX MONTHS ENDED      FOR THE
                                                JULY 31,        YEAR ENDED
                                                  2007          JANUARY 31,
                                              (UNAUDITED)          2007
   ---------------------------------------  --------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $  8,321,419     $  8,354,917
   Net realized gain (loss) on investments
     and foreign currencies...............      40,634,809       67,938,206
   Net unrealized gain (loss) on
     investments and foreign currencies...     (10,923,408)       7,687,350
                                            --------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      38,032,820       83,980,473
                                            --------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --        (3,886,371)
   Net investment income -- Class 2.......             --          (489,290)
   Net investment income -- Class 3.......             --        (1,056,773)
   Net realized gain on
     securities -- Class 1................             --        (3,649,229)
   Net realized gain on
     securities -- Class 2................             --          (505,036)
   Net realized gain on
     securities -- Class 3................             --        (1,167,195)
                                            --------------------------------
   Total distributions to shareholders....             --       (10,753,894)
                                            --------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................      30,108,157       49,089,880
                                            --------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................      68,140,977      122,316,459
   NET ASSETS:
   Beginning of period....................    $496,007,085     $373,690,626
                                            --------------------------------
   End of period+.........................    $564,148,062     $496,007,085
                                            ================================
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........    $ 16,700,623     $  8,379,204
                                            ================================

    See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                       INTERNATIONAL
                                                        GLOBAL                          DIVERSIFIED
                                                       EQUITIES                           EQUITIES
                                            ------------------------------------------------------------------
                                                FOR THE                           FOR THE
                                            SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED      FOR THE
                                                JULY 31,        YEAR ENDED        JULY 31,        YEAR ENDED
                                                  2007         JANUARY 31,          2007          JANUARY 31,
                                              (UNAUDITED)          2007         (UNAUDITED)          2007
   -----------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $  1,981,617     $  2,828,110     $  6,387,509     $  7,782,041
   Net realized gain (loss) on investments
     and foreign currencies...............      16,704,058       21,807,819       29,039,116       24,020,963
   Net unrealized gain (loss) on
     investments and foreign currencies...         138,286       16,962,378       12,200,147       43,959,472
                                            ------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      18,823,961       41,598,307       47,626,772       75,762,476
                                            ------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --        (1,848,457)             --          (780,938)
   Net investment income -- Class 2.......             --          (143,341)             --          (182,106)
   Net investment income -- Class 3.......             --          (181,816)             --          (545,445)
   Net realized gain on
     securities -- Class 1................             --               --               --               --
   Net realized gain on
     securities -- Class 2................             --               --               --               --
   Net realized gain on
     securities -- Class 3................             --               --               --               --
                                            ------------------------------------------------------------------
   Total distributions to shareholders....             --        (2,173,614)             --        (1,508,489)
                                            ------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................     (22,398,257)     (29,443,793)      (2,590,760)      18,824,713
                                            ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................      (3,574,296)       9,980,900       45,036,012       93,078,700
   NET ASSETS:
   Beginning of period....................    $259,775,233     $249,794,333     $521,183,512     $428,104,812
                                            ------------------------------------------------------------------
   End of period+.........................    $256,200,937     $259,775,233     $566,219,524     $521,183,512
                                            ==================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........    $  4,705,271     $  2,723,654     $ 15,838,918     $  9,451,409
                                            ==================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                       EMERGING                           FOREIGN
                                                        MARKETS                            VALUE
                                            ------------------------------------------------------------------
                                                FOR THE                           FOR THE
                                            SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED      FOR THE
                                                JULY 31,        YEAR ENDED        JULY 31,        YEAR ENDED
                                                  2007         JANUARY 31,          2007          JANUARY 31,
                                              (UNAUDITED)          2007         (UNAUDITED)          2007
   -----------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........    $  1,918,479     $  2,814,873     $ 10,087,594     $  8,687,800
   Net realized gain (loss) on investments
     and foreign currencies...............      53,064,551       51,521,179       22,403,433       17,208,924
   Net unrealized gain (loss) on
     investments and foreign currencies...      14,705,175      (13,706,950)      10,533,195       70,415,376
                                            ------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      69,688,205       40,629,102       43,024,222       96,312,100
                                            ------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......             --        (1,540,321)             --                --
   Net investment income -- Class 2.......             --          (194,885)             --          (730,187)
   Net investment income -- Class 3.......             --          (508,352)             --        (3,710,441)
   Net realized gain on
     securities -- Class 1................             --       (26,094,984)             --                --
   Net realized gain on
     securities -- Class 2................             --        (3,716,353)             --          (976,538)
   Net realized gain on
     securities -- Class 3................             --       (10,561,214)             --        (5,387,925)
                                            ------------------------------------------------------------------
   Total distributions to shareholders....             --       (42,616,109)             --       (10,805,091)
                                            ------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 9)................       8,435,385       52,182,591       11,257,531       54,481,403
                                            ------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................      78,123,590       50,195,584       54,281,753      139,988,412
   NET ASSETS:
   Beginning of period....................    $287,022,698     $236,827,114     $531,256,201     $391,267,789
                                            ------------------------------------------------------------------
   End of period+.........................    $365,146,288     $287,022,698     $585,537,954     $531,256,201
                                            ==================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........    $  7,556,756     $  5,638,277     $ 18,934,362     $  8,846,768
                                            ==================================================================

    See Notes to Financial Statements

---------------------

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust (the "Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, thirty-one of which are included in this Report. The four Portfolios of the Trust not included in this Report are the American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, "the Feeder Funds"). The Feeder Funds operate in the manner of a "Fund of Funds," investing in shares of an underlying mutual fund and have a December fiscal year end. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation, American International Life Assurance Company of New York, a New York corporation, American General Life Insurance Company, a Texas corporation, and The United States Life Insurance Company in The City of New York, a New York corporation. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation. AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and The United States Life Insurance Company in The City of New York are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the "Life Companies."

  The Trust issues separate series of shares (the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

  Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class's average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

  On May 1, 2007, the names of the SunAmerica Balanced Portfolio, Federated American Leaders Portfolio, Goldman Sachs Research Portfolio, Putnam Growth:
Voyager Portfolio, MFS Mid-Cap Growth Portfolio, and the Marsico Growth Portfolio, were changed to the Balanced Portfolio, Equity Opportunities Portfolio, Capital Growth Portfolio, Fundamental Growth Portfolio, Mid-Cap Growth Portfolio, and the Marsico Focused Growth Portfolio, respectively.

  The investment goals for each of the portfolios included in this report are as follows:

The CASH MANAGEMENT PORTFOLIO seeks high current yield consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The CORPORATE BOND PORTFOLIO seeks high total return with only moderate price risk by investing, under normal circumstances, at least 80% of net assets in fixed income securities (corporate bonds), but invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade.

The GLOBAL BOND PORTFOLIO seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers and transactions in foreign currencies.

The HIGH-YIELD BOND PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in high income securities of issuers located throughout the world.

The BALANCED PORTFOLIO seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

The MFS TOTAL RETURN PORTFOLIO seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.
                                                           ---------------------

The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of utility companies.

The EQUITY INDEX PORTFOLIO seeks investment results that correspond with the performance of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R)") by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500(R).

The GROWTH-INCOME PORTFOLIO seeks growth of capital and income by investing primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

The EQUITY OPPORTUNITIES PORTFOLIO seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $10 billion.

The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The CAPITAL GROWTH PORTFOLIO seeks long-term growth of capital by investing in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO seeks reasonable current income and long-term growth of capital and income by investing primarily in equity securities.

The FUNDAMENTAL GROWTH PORTFOLIO seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies, with a focus on growth stocks issued by companies the subadviser believes offer potential for capital growth that have the prospect for improving sales and earnings growth rates.

The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The REAL ESTATE PORTFOLIO seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The SMALL COMPANY VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a broadly diversified portfolio of equity securities of small companies.

The MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation by investing primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $15 billion.

The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation by investing primarily in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The MARSICO FOCUSED GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 65% in equity securities of large companies with a general core position of 20 to 30 common stocks.

The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The SMALL & MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

---------------------

The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The FOREIGN VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote. Pursuant to an Indemnification Agreement between the Trust and each Disinterested Trustee, the Trust has agreed to indemnify each Disinterested Trustee against liabilities and expenses that may be incurred by such Disinterested Trustee in connection with claims, suits or proceedings arising as a result of their service as a Trustee of the Trust.

2. SUBSTITUTIONS: As of November 17, 2006, Davis Venture Value Portfolio acquired shares of Equity Income Portfolio in exchange for securities and cash as part of a substitution. The transaction resulted in both cash received and fair market value of securities received in the aggregate amount of $4,794,982. The cost basis of the securities received for both financial and federal income tax reporting purposes was equal to the fair market value of the securities received on November 17, 2006, the purchase date.

3. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

  As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

  Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

  Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

  Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

  Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked to market daily based upon quotations from market makers. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund.

                                                           ---------------------

  Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

  Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

  Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income and capital gain distributions, if any, are paid annually.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss), and net assets are not affected by these reclassifications.

  The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

---------------------

  At July 31, 2007, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co:

                                                              PERCENTAGE    PRINCIPAL
PORTFOLIO                                                      INTEREST      AMOUNT
---------                                                     ----------   -----------
High Yield Bond.............................................    1.74%      $2,238,000
Blue Chip Growth............................................     1.36       1,759,000
Aggressive Growth...........................................     3.41       4,394,000

  As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

  State Street Bank & Trust Co., dated July 31, 2007, bearing interest at a rate of 4.57% per annum, with a principal amount of $128,882,000 a repurchase price of $128,899,361 a maturity date of August 1, 2007. The repurchase agreement is collateralized by the following:

                                                              INTEREST   MATURITY    PRINCIPAL       MARKET
TYPE OF COLLATERAL                                              RATE       DATE       AMOUNT         VALUE
------------------                                            --------   --------   -----------   ------------
U.S. Treasury Bonds.........................................   8.75%     08/15/20   $66,980,000   $92,097,500
U.S. Treasury Bonds.........................................    8.13     08/18/19    24,815,000    32,755,800
U.S. Treasury Bonds.........................................    4.25     02/15/36     6,980,000     6,613,550

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  At July 31, 2007, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Balanced and International Diversified Equities Portfolios includes amounts set aside for margin requirements for open futures contracts.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

                                                           ---------------------

  During the period ended July 31, 2007 the following Portfolios had options written:

                                                                               WRITTEN OPTIONS
                                                              -------------------------------------------------
                                                               WORLDWIDE HIGH INCOME
                                                                     PORTFOLIO             BALANCED PORTFOLIO
                                                              ------------------------    ---------------------
                                                               NUMBER OF     PREMIUMS     NUMBER OF    PREMIUMS
                                                               CONTRACTS     RECEIVED     CONTRACTS    RECEIVED
                                                              -----------    ---------    ---------    --------
Options outstanding as of January 31, 2007..................   (7,694,839)   $(165,898)      (44)      $(2,279)
Options written.............................................  (14,364,050)    (364,963)      (82)       (6,309)
Options terminated in closing purchase transactions.........   10,920,889      165,899        58         2,551
Options exercised...........................................           --           --        --            --
Options expired (written)...................................           --           --        44         2,279
                                                              -----------    ---------       ---       -------
Options outstanding as of July 31, 2007.....................  (11,138,000)   $(364,962)      (24)      $(3,758)
                                                              ===========    =========       ===       =======

SHORT SALES: Certain portfolios may engage in "short sales against the box." A short sale against the box to the extent that the portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

SWAP CONTRACTS: Certain Portfolios have entered into interest rate, equity and/or total return swap contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Equity swaps are contracts that are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss) in the Statement of Operations. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities.

  At July 31, 2007, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Global Bond Portfolio includes amounts set aside for collateral for open swap contracts.

4. NEW ACCOUNTING PRONOUNCEMENTS: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, registered investment companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

  In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of

---------------------

January 31, 2007, the Trust does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

5. FEDERAL INCOME TAXES: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

                                                                  DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                                     ------------------------------------------------   -------------------------
                                                                         FOR THE YEAR ENDED JANUARY 31, 2007
                                                     ----------------------------------------------------------------------------
                                                                      LONG-TERM         UNREALIZED                     LONG-TERM
                                                      ORDINARY      GAINS/CAPITAL      APPRECIATION      ORDINARY       CAPITAL
PORTFOLIO                                              INCOME      AND OTHER LOSSES   (DEPRECIATION)*     INCOME         GAINS
---------                                            -----------   ----------------   ---------------   -----------   -----------
Cash Management....................................  $19,766,518    $    (903,386)     $     (5,486)    $11,056,824   $        --
Corporate Bond.....................................   28,839,145      (15,996,804)        1,055,566      23,676,628            --
Global Bond........................................    3,311,529        1,857,432         1,566,646      15,099,625     1,818,396
High-Yield Bond....................................   25,147,925     (101,824,432)       26,133,355      26,816,021            --
Worldwide High Income..............................    5,436,127      (29,581,394)        1,933,254       6,405,289            --
Balanced...........................................    6,011,320     (106,432,220)       16,258,030       6,305,306            --
MFS Total Return...................................   35,510,724       48,036,738        99,093,230      27,700,407    32,459,123
Telecom Utility....................................    1,791,373      (40,443,825)        7,085,607       1,875,326            --
Equity Index.......................................      524,223       (4,004,041)        3,767,861         575,936            --
Growth-Income......................................    5,087,866      (23,649,493)      158,575,292       4,685,327            --
Equity Opportunities...............................    7,327,233       17,613,214        28,718,888       3,640,905     2,692,081
Davis Venture Value................................   20,468,651      111,709,149       981,405,789      22,965,264            --
"Dogs" of Wall Street..............................    3,717,802        3,814,366        10,017,458       2,518,213     1,740,140
Alliance Growth....................................      264,375     (804,623,599)      123,557,301         839,078            --
Capital Growth.....................................      536,571      (13,207,119)        3,180,401          67,736            --
MFS Massachusetts Investor Trust...................    2,480,583      (29,779,355)       41,254,702       1,601,874            --
Fundamental Growth.................................           --     (168,493,885)       21,309,643          36,520            --
Blue Chip Growth...................................      117,593       (4,031,138)        3,447,992          68,830            --
Real Estate........................................    6,418,303       44,263,388       120,213,916       4,037,137    28,208,313
Small Company Value................................       88,776          977,365         5,516,537         104,859     1,648,942
Mid-Cap Growth.....................................      345,277     (207,907,181)       30,762,535              --            --
Aggressive Growth..................................      964,999     (175,060,589)        8,898,913         149,982            --
Growth Opportunities...............................           --      (16,504,297)        4,843,358              --            --
Marsico Focused Growth.............................      139,437        7,390,673        47,084,590              --     9,273,488
Technology.........................................           --      (58,682,815)        2,673,635              --            --
Small & Mid Cap Value..............................    4,806,073       14,466,710        44,899,748       4,405,088    13,029,667
International Growth and Income....................   36,599,690       39,545,656        74,597,477       5,432,434     5,321,460
Global Equities....................................    2,966,835     (109,945,805)       46,911,233       2,173,614            --
International Diversified Equities.................   11,315,469      (48,285,218)      145,296,082       1,508,489            --
Emerging Markets...................................   33,604,871       20,752,515        42,875,249      11,283,931    31,332,178
Foreign Value......................................   11,862,116       15,413,833       149,725,870       5,698,106     5,106,985

---------------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

                                                           ---------------------

  As of January 31, 2007, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                                  CAPITAL LOSS CARRYFORWARD
                              -------------------------------------------------------------------------------------------------
PORTFOLIO                       2008        2009         2010           2011          2012        2013      2014        2015
-------------------------------------------------------------------------------------------------------------------------------
Cash Management............   $     --   $    1,816   $   814,696   $         --   $     5,964   $12,138   $46,929   $   21,843
Corporate Bond.............         --    1,465,862     3,573,902      9,406,978       328,606        --        --    1,221,456
Global Bond................         --           --            --             --            --        --        --    1,798,998
High-Yield Bond............         --           --    28,934,906     72,889,526            --        --        --           --
Worldwide High Income......    101,448           --     2,720,967     13,010,822    13,748,157        --        --           --
Balanced...................         --           --    11,762,854     67,133,642    27,535,724        --        --           --
MFS Total Return...........         --           --       477,889        201,673            --        --        --           --
Telecom Utility............         --           --     9,793,369     28,369,107     2,281,217        --        --           --
Equity Index...............         --           --       131,483      2,580,993       106,692   362,808   363,357      123,493
Growth-Income..............         --           --            --     23,649,493            --        --        --           --
Davis Venture Value........         --           --       281,864        862,436            --        --        --           --
Alliance Growth............         --           --   309,806,695    376,313,238   118,503,666        --        --           --
Capital Growth.............         --           --            --     13,207,119            --        --        --           --
MFS Massachusetts Investor
  Trust....................         --           --            --     25,779,475     3,999,880        --        --           --
Fundamental Growth.........         --           --    71,205,249     90,998,548     6,290,032        --        --           --
Blue Chip Growth...........         --           --            --      3,153,248       877,890        --        --           --
Mid-Cap Growth.............         --           --            --    207,907,078            --        --        --           --
Aggressive Growth..........         --           --    87,035,378     73,587,791    14,436,415        --        --           --
Growth Opportunities.......         --           --     5,217,689     11,286,608            --        --        --           --
Technology.................               1,005,802    30,402,127     22,987,768     3,503,244        --   783,874           --
Global Equities............         --           --            --     84,981,022    24,964,783        --        --           --
International Diversified
  Equities.................         --           --            --     35,591,844    12,441,442        --        --           --

  Under the current law, capital losses related to securities realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended January 31, 2007, the Funds elected to defer capital losses as follows:

                                                              DEFERRED POST-     DEFERRED POST-
                                                              OCTOBER CAPITAL   OCTOBER CURRENCY
PORTFOLIO                                                          LOSS               LOSS
------------------------------------------------------------------------------------------------
Global Bond.................................................     $ 58,434           $     --
MFS Total Return............................................           --              3,043
Telecom Utility.............................................           --                132
Equity Index................................................      335,215                 --
Fundamental Growth+.........................................           --                 56
Mid-Cap Growth..............................................           --                103
Aggressive Growth...........................................           --              1,005
International Growth and Income.............................           --             44,958
Emerging Markets............................................           --            314,047

---------------

+    See Note 1.

---------------------

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                               AGGREGATE      AGGREGATE         NET
                                                               UNREALIZED     UNREALIZED     UNREALIZED       COST OF
                                                                  GAIN           LOSS       GAIN/(LOSS)     INVESTMENTS
                                                              ------------   ------------   ------------   --------------
Cash Management.............................................  $      4,097   $    (38,896)  $    (34,799)  $  569,610,292
Corporate Bond..............................................     4,533,894    (17,888,355)   (13,354,461)     728,710,024
Global Bond.................................................     6,810,597     (1,579,104)     5,231,493      160,931,722
High-Yield Bond.............................................    23,339,363    (20,138,594)     3,200,769      310,787,773
Worldwide High Income.......................................     4,151,324     (4,680,283)      (528,959)      84,684,194
Balanced....................................................    13,827,660     (5,419,190)     8,408,470      237,254,359
MFS Total Return............................................    93,564,406    (36,637,477)    56,926,929    1,088,029,653
Telecom Utility.............................................     2,159,207     (4,100,083)    (1,940,876)      60,295,433
Equity Index................................................     9,886,091     (6,033,494)     3,852,597       31,494,424
Growth-Income...............................................   138,465,722    (10,136,981)   128,328,741      421,891,599
Equity Opportunities........................................    13,931,559    (10,596,414)     3,335,145      213,353,482
Davis Venture Value.........................................   920,347,227    (24,584,989)   895,762,238    1,611,503,798
"Dogs" of Wall Street.......................................     8,371,191     (8,951,623)      (580,432)      91,931,478
Alliance Growth.............................................   101,000,407    (26,540,402)    74,460,005      809,447,934
Capital Growth..............................................     2,097,046     (1,407,493)       689,553       41,904,285
MFS Massachusetts Investors Trust...........................    44,350,900     (5,823,741)    38,527,159      189,747,423
Fundamental Growth..........................................     9,475,747     (5,958,638)     3,517,109      166,069,932
Blue Chip Growth............................................     4,838,001     (1,442,067)     3,395,934       44,168,991
Real Estate.................................................    39,198,965    (14,358,713)    24,840,252      277,812,528
Small Company Value.........................................     7,473,671     (3,782,285)     3,691,386       64,741,584
Mid-Cap Growth..............................................    15,498,740    (10,328,359)     5,170,381      232,957,537
Aggressive Growth...........................................     1,448,037    (10,443,542)    (8,995,505)     178,105,128
Growth Opportunities........................................     8,043,698     (2,128,278)     5,915,420       70,632,551
Marsico Focused Growth......................................    28,580,277     (1,420,770)    27,159,507      116,713,149
Technology..................................................     2,680,485       (931,244)     1,749,241       42,498,501
Small & Mid Cap Value.......................................    61,414,880    (19,573,664)    41,841,216      350,969,111
International Growth and Income.............................    77,083,897    (12,118,073)    64,965,824      511,112,504
Global Equities.............................................    49,716,938     (2,667,801)    47,049,137      211,033,530
International Diversified Equities..........................   172,099,205    (13,659,004)   158,440,201      380,137,136
Emerging Markets............................................    62,798,311     (5,005,579)    57,792,732      307,995,437
Foreign Value...............................................   162,963,074     (2,771,464)   160,191,610      420,943,747

6. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, AND SERVICE PLAN (12B-1
PLAN): AIG SunAmerica Asset Management Corp. ("AIG SAAMCo" or the "Adviser"), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement, as amended, (the "Agreement"), as amended, with AIG SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that AIG SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the High-Yield Bond, "Dogs" of Wall Street, Blue Chip Growth and Aggressive Growth Portfolios, therefore, AIG SAAMCo performs all investment advisory services for these Portfolios. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.

                                                           ---------------------

  The Trust pays AIG SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's Assets:

                                                              MANAGEMENT
PORTFOLIO                                 ASSETS                 FEES
------------------------------------------------------------------------
Cash Management                              $0-$100 million    0.475%
                                            >   $100 million    0.450%
                                            >   $500 million    0.425%
                                           >      $1 billion    0.400%
Corporate Bond                                $0-$50 million     0.70%
                                            >    $50 million     0.60%
                                            >   $150 million     0.55%
                                            >   $250 million     0.50%
Global Bond                                   $0-$50 million     0.75%
                                            >    $50 million     0.65%
                                            >   $150 million     0.60%
                                            >   $250 million     0.55%
High-Yield Bond                               $0-$50 million     0.70%
                                            >    $50 million     0.65%
                                            >   $150 million     0.60%
                                            >   $250 million     0.55%
Worldwide High Income                        $0-$350 million     0.80%
                                            >   $350 million     0.75%
Balanced                                      $0-$50 million     0.70%
                                            >    $50 million     0.65%
                                            >   $150 million     0.60%
                                            >   $300 million     0.55%
                                            >   $500 million     0.50%
MFS Total Return                              $0-$50 million     0.70%
                                            >    $50 million     0.65%
Telecom Utility                              $0-$150 million     0.75%
                                            >   $150 million     0.60%
                                            >   $500 million     0.50%
Equity Index++                               >            $0     0.40%
Growth-Income                                 $0-$50 million     0.70%
                                            >    $50 million     0.65%
                                            >   $150 million     0.60%
                                            >   $300 million     0.55%
                                            >   $500 million     0.50%
Equity Opportunities*                         $0-$50 million     0.80%
                                            >    $50 million     0.75%
                                            >   $250 million     0.70%
Davis Venture Value                          $0-$100 million     0.80%
                                            >   $100 million     0.75%
                                            >   $500 million     0.70%
"Dogs" of Wall Street                        >            $0     0.60%
Alliance Growth                               $0-$50 million     0.70%
                                            >    $50 million     0.65%
                                            >   $150 million     0.60%
Capital Growth+                               $0-$50 million     0.90%
                                            >    $50 million     0.85%
                                            >   $200 million     0.80%

                                                              MANAGEMENT
PORTFOLIO                                 ASSETS                 FEES
------------------------------------------------------------------------
MFS Massachusetts                            $0-$600 million     0.70%
Investors Trust                             >   $600 million     0.65%
                                           >    $1.5 billion     0.60%
Fundamental Growth+                          $0-$150 million     0.85%
                                            >   $150 million     0.80%
                                            >   $300 million     0.70%
Blue Chip Growth                             $0-$250 million     0.70%
                                            >   $250 million     0.65%
                                            >   $500 million     0.60%
Real Estate                                  $0-$100 million     0.80%
                                            >   $100 million     0.75%
                                            >   $500 million     0.70%
Small Company Value                          $0-$200 million     1.00%
                                            >   $200 million     0.92%
                                            >   $500 million     0.90%
Mid-Cap Growth**                             $0-$100 million     0.80%
                                            >   $100 million     0.75%
Aggressive Growth                            $0-$100 million     0.75%
                                            >   $100 million    0.675%
                                            >   $250 million    0.625%
                                            >   $500 million     0.60%
Growth Opportunities                         $0-$250 million     0.75%
                                            >   $250 million     0.70%
                                            >   $500 million     0.65%
Marsico Focused Growth                       >            $0     0.85%
Technology                                   $0-$250 million     1.00%
                                            >   $250 million     0.95%
                                            >   $500 million     0.90%
Small & Mid Cap Value                        $0-$250 million     0.95%
                                            >   $250 million     0.90%
International Growth and                     $0-$150 million     1.00%
Income                                      >   $150 million     0.90%
                                            >   $300 million     0.80%
Global Equities                               $0-$50 million     0.90%
                                            >    $50 million     0.80%
                                            >   $150 million     0.70%
                                            >   $300 million     0.65%
International Diversified                    $0-$250 million     0.85%
Equities                                    >   $250 million     0.80%
                                            >   $500 million     0.75%
Emerging Markets                             $0-$100 million     1.15%
                                            >   $100 million     1.10%
                                            >   $200 million     1.05%

---------------------

                                                              MANAGEMENT
PORTFOLIO                                 ASSETS                 FEES
------------------------------------------------------------------------
Foreign Value                                 $0-$50 million    1.025%
                                            >    $50 million    0.865%
                                            >   $200 million    0.775%
                                            >   $500 million     0.75%

---------------
 * Prior to May 1, 2007, the management fees for the Equity Opportunities Portfolio were 0.75% on the first $150 million, 0.60% on the next $350 million and 0.50% on assets over $500 million.
** Prior to May 1, 2007, the management fees for the Mid-Cap Growth Portfolio were 0.75% on the first $600 million, 0.70% on the next $900 million, and 0.65% on assets over $1.5 billion.
 + The Adviser voluntarily agreed, until further notice, to waive 0.05% and 0.10% of the investment advisory fees for the Capital Growth Portfolio and the Fundamental Growth Portfolio, respectively. Effective May 1, 2007, this voluntary agreement was discontinued for the Fundamental Growth Portfolio.
++ The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the Equity Index Portfolio.

  For the period ended July 31, 2007, the amount of the investment advisory fees waived were $9,315, $8,171, and $40,172, for the Equity Index Portfolio, Capital Growth Portfolio, and the Fundamental Growth Portfolio, respectively. These amounts are reflected in the Statement of Operations.

  The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with AIG SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

  Each of the subadvisers is independent of AIG SAAMCo and discharges its responsibilities subject to the policies of the Trust's Trustees and the oversight and supervision of AIG SAAMCo, which pays the subadvisers' fees.

  Effective May 1, 2007, OppenheimerFunds, Inc. replaced Federated Equity Management Company of Pennsylvania and Goldman Sachs Asset Management, L.P. as the subadviser to the Equity Opportunities Portfolio and the Capital Growth Portfolio, respectively; J.P. Morgan Investment Management, Inc. replaced Massachusetts Financial Services Company as the subadviser to the Mid-Cap Growth Portfolio; Wells Capital Management, Inc. replaced Putnam Investment Management, LLC as the subadviser to the Fundamental Growth Portfolio; Columbia Management Advisors, LLC replaced Morgan Stanley Investment Management, Inc (dba-Van Kampen) as the subadviser to the Technology Portfolio; and Massachusetts Financial Services Company replaced Federated Equity Management Company of Pennsylvania as the subadviser to the Telecom Utility Portfolio.

                        SUBADVISER                                                    PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein L.P.                                       Growth-Income
                                                             Alliance Growth
                                                             Small & Mid Cap Value
Columbia Management Advisors, LLC                            Cash Management
                                                             Technology
Davis Selected Advisers L.P.                                 Davis Venture Value
(dba -- Davis Advisors)                                      Real Estate
FAF Advisors, Inc.                                           Equity Index
Federated Investment Management Company                      Corporate Bond
Franklin Advisory Services, LLC                              Small Company Value
Goldman Sachs Asset Management International                 Global Bond
J.P. Morgan Investment Management, Inc.                      Balanced
                                                             Global Equities
                                                             Mid-Cap Growth
Marsico Capital Management, LLC                              Marsico Focused Growth
Massachusetts Financial Services Company                     MFS Total Return
                                                             MFS Massachusetts Investors Trust
                                                             Telecom Utility
Morgan Stanley Investment Management, Inc.                   Worldwide High Income
(dba -- Van Kampen)                                          International Diversified Equities
                                                             Growth Opportunities

                                                           ---------------------

                        SUBADVISER                                                    PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
OppenheimerFunds, Inc.                                       Equity Opportunities
                                                             Capital Growth
Putnam Investment Management, LLC                            International Growth and Income
                                                             Emerging Markets
Templeton Investment Counsel, LLC                            Foreign Value
Wells Capital Management, Inc.                               Fundamental Growth*

---------------

* Prior to May 1, 2007, Putnam Investment Management, LLC, as the subadviser to the Fundamental Growth Portfolio (formerly, Putnam Growth: Voyager Portfolio) waived 0.10% of the subadvisory fees for the Portfolio. The waiver arrangement was terminated effective May 1, 2007. For the period ended July 31, 2007, the amount of the subadvisory fees waived was $40,172.

  The portion of the investment advisory fees received by AIG SAAMCo which are paid by AIG SAAMCo to the subadvisers are as follows:

                                                             SUBADVISORY
PORTFOLIO                                ASSETS                 FEES
------------------------------------------------------------------------
Cash Management                             $0-$100 million    0.125%
                                          >    $100 million    0.100%
                                          >    $500 million    0.075%
                                         >       $1 billion    0.050%
Corporate Bond                               $0-$25 million     0.30%
                                          >     $25 million     0.25%
                                          >     $50 million     0.20%
                                          >    $150 million     0.15%
Global Bond                                  $0-$50 million     0.40%
                                          >     $50 million     0.30%
                                          >    $150 million     0.25%
                                          >    $250 million     0.20%
Worldwide High Income                       $0-$350 million     0.45%
                                          >    $350 million     0.40%
Balanced                                     $0-$50 million     0.40%
                                          >     $50 million     0.30%
                                          >    $150 million     0.25%
MFS Total Return                          >              $0    0.375%
Telecom Utility                             $0-$250 million    0.375%
                                          >    $250 million    0.325%
                                          >    $750 million     0.30%
                                          >  $1,500 million     0.25%
Equity Index                              >              $0    0.125%
Growth-Income                                $0-$50 million     0.35%
                                          >     $50 million     0.30%
                                          >    $150 million     0.25%
                                          >    $300 million     0.20%
                                          >    $500 million     0.15%
Equity Opportunities                         $0-$50 million     0.40%
                                          >     $50 million     0.35%
                                          >    $250 million     0.30%
Davis Venture Value                         $0-$100 million     0.45%
                                          >    $100 million     0.40%
                                          >    $500 million     0.35%
Alliance Growth                              $0-$50 million     0.35%
                                          >     $50 million     0.30%
                                          >    $150 million     0.25%
Capital Growth                               $0-$50 million     0.45%
                                          >     $50 million     0.40%
                                          >    $250 million    0.375%

                                                             SUBADVISORY
PORTFOLIO                                ASSETS                 FEES
------------------------------------------------------------------------
                                          >    $500 million     0.35%
MFS Massachusetts                           $0-$300 million     0.40%
Investors Trust                           >    $300 million    0.375%
                                          >    $600 million     0.35%
                                          >    $900 million    0.325%
                                         >     $1.5 billion     0.25%
Fundamental Growth                          $0-$150 million     0.45%
                                          >    $150 million    0.425%
                                          >    $300 million     0.35%
Real Estate                                 $0-$100 million     0.45%
                                          >    $100 million     0.40%
                                          >    $500 million     0.35%
Small Company Value                         $0-$200 million     0.60%
                                          >    $200 million     0.52%
                                          >    $500 million     0.50%
Mid-Cap Growth                              $0-$100 million     0.42%
                                          >    $100 million     0.40%
Growth Opportunities                      >              $0     0.50%
Marsico Focused Growth                     >             $0     0.45%
Technology                                  $0-$150 million     0.50%
                                          >    $150 million     0.45%
                                          >    $250 million    0.425%
Small & Mid Cap Value                       $0-$250 million     0.50%
                                          >    $250 million     0.45%
International Growth and                    $0-$150 million     0.65%
Income                                    >    $150 million     0.55%
                                          >    $300 million     0.45%
Global Equities                              $0-$50 million     0.45%
                                          >     $50 million     0.40%
                                          >    $150 million     0.35%
                                          >    $500 million     0.30%
International Diversified                   $0-$250 million     0.45%
Equities                                  >    $250 million     0.40%
                                          >    $500 million     0.35%
Emerging Markets                            $0-$100 million     0.85%
                                          >    $100 million     0.80%
                                          >    $200 million     0.75%
Foreign Value                                $0-$50 million    0.625%
                                          >     $50 million    0.465%
                                          >    $200 million    0.375%
                                          >    $500 million     0.35%

---------------------

  For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios' average net assets:

PORTFOLIO                                                     CLASS 1   CLASS 2   CLASS 3
-----------------------------------------------------------------------------------------
Equity Index................................................  0.55%        --%       --%
Capital Growth..............................................   1.35      1.50      1.60
Blue Chip Growth............................................   0.85      1.00      1.10
Small Company Value.........................................   1.60        --      1.85
Growth Opportunities........................................   1.00      1.15      1.25

  The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

  For the period ended July 31, 2007, AIG SAAMCo has agreed to reimburse expenses as follows:

                         PORTFOLIO                            AMOUNT
---------------------------------------------------------------------
Equity Index................................................  $9,523
Blue Chip Growth............................................   6,321

  For the period ended July 31, 2007, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

                                                                          BALANCE
                                                               AMOUNT    SUBJECT TO
                         PORTFOLIO                            RECOUPED   RECOUPMENT
-----------------------------------------------------------------------------------
Equity Index................................................   $   --     $46,682
Blue Chip Growth............................................       --      23,644
Small Company Value.........................................    4,645          --

  Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25% respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares.

  On June 5, 2007, the Equity Opportunities Portfolio purchased 100 shares of Transatlantic Holdings, Inc., common stock. The Portfolio has an investment restriction which prohibits the Portfolio from acquiring any security issued by AIG or another affiliate of SAAMCo. The transaction resulted in no gain or loss to the Portfolio.

  On June 13, 2007, AIG SunAmerica Asset Management Corp. made the following payments to the Portfolios set forth below, which represent the net difference between amounts realized by those Portfolios upon the disposition of AIG stock (including AIG stock that converted from American General Corp. Stock upon the acquisition of American General Corp. by AIG), and amounts those Portfolios would have realized had they sold such stock on the dates that AIG SunAmerica Asset Management Corp. became affiliated with AIG and American General Corp., as the case may be, based on closing prices with respect to such dates (January 1, 1999 and August 29, 2001), respectively.

FUND                                                           AMOUNT
----                                                           -------
MFS Total Return............................................   $55,103
MFS Massachusetts Investors Trust...........................    33,662

                                                           ---------------------

7. EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio's expenses have been reduced. For the period ended July 31, 2007, the amount of expense reductions received by each Portfolio used to offset the Portfolio's non-affiliated expenses, were as follows:

                                                               TOTAL EXPENSE
PORTFOLIO                                                       REDUCTIONS
---------                                                      -------------
SunAmerica Balanced.........................................      $ 1,284
MFS Total Return............................................       39,139
Telecom Utility.............................................        5,431
Growth-Income...............................................       18,616
Equity Opportunities........................................       51,683
Davis Venture Value.........................................       59,783
"Dogs" of Wall Street.......................................        5,036
Alliance Growth.............................................       57,097
Capital Growth..............................................        1,988
MFS Massachusetts Investors Trust...........................        6,792
Fundamental Growth..........................................       20,809
Blue Chip Growth............................................        2,340
Mid-Cap Growth..............................................        6,606
Aggressive Growth...........................................       28,242
Marsico Focused Growth......................................        3,167
Small & Mid Cap Value.......................................       25,083
International Growth and Income.............................       18,528
Emerging Markets............................................       30,156
Foreign Value...............................................        1,882

---------------------

8. PURCHASES AND SALES OF SECURITIES: The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended July 31, 2007 were as follows:

                                                         PURCHASES OF        SALES OF
                                                           PORTFOLIO         PORTFOLIO
                                                          SECURITIES        SECURITIES
                                                          (EXCLUDING        (EXCLUDING       PURCHASES OF        SALES OF
                                                        U.S. GOVERNMENT   U.S. GOVERNMENT   U.S. GOVERNMENT   U.S. GOVERNMENT
PORTFOLIO                                                 SECURITIES)       SECURITIES)       SECURITIES        SECURITIES
---------                                               ---------------   ---------------   ---------------   ---------------
Cash Management.......................................  $           --    $           --    $           --    $           --
Corporate Bond........................................     178,002,009        84,644,165        48,656,835        39,793,628
Global Bond...........................................      61,879,577        53,533,614        16,417,989        12,187,353
High-Yield Bond.......................................     168,444,484       171,649,221                --                --
Worldwide High Income.................................      13,700,137        10,406,197                --                --
SunAmerica Balanced...................................      92,484,067       113,865,674        11,276,462        21,360,894
Mid Cap Growth........................................     318,379,609       343,749,438                --                --
Telecom Utility.......................................      73,047,684        73,995,365                --                --
Equity Index..........................................         282,976         3,110,425                --                --
Growth-Income.........................................      79,351,005       160,051,909                --                --
Equity Opportunities..................................     238,880,988       251,293,997                --                --
Davis Venture Value...................................     160,505,988       262,215,027                --                --
"Dogs" of Wall Street.................................      31,464,922        40,185,212                --                --
Alliance Growth.......................................     506,588,845       585,880,079                --                --
Capital Growth........................................      46,434,510        35,980,934                --                --
MFS Massachusetts Investors Trust.....................      27,635,038        54,619,890                --                --
Fundamental Growth....................................     205,475,867       214,128,390                --                --
Blue Chip Growth......................................      15,729,225        17,446,805                --                --
Real Estate...........................................      98,201,485        83,777,994                --                --
Small Company Value...................................      31,637,058           358,963                --                --
MFS Total Return......................................     285,657,182       259,585,903        59,300,239        34,784,102
Aggressive Growth.....................................     229,291,881       249,584,823                --                --
Growth Opportunities..................................      76,283,970        69,516,929                --                --
Marsico Focused Growth................................      55,468,366        78,721,791                --                --
Technology............................................      56,637,979        59,181,544                --                --
Small & Mid Cap Value.................................      99,745,206        52,226,666                --                --
International Growth and Income.......................     340,097,012       300,552,418                --                --
Global Equities.......................................     104,671,064       125,842,728                --                --
International Diversified Equities....................      47,226,763        48,317,897                --                --
Emerging Markets......................................     294,622,137       291,563,649                --                --
Foreign Value.........................................      68,026,902        51,063,550                --                --

                                                           ---------------------

9. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each Portfolio were as follows:

                                                                  CASH MANAGEMENT PORTFOLIO
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007                JULY 31, 2007@
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................    25,515,679    $ 287,990,658     37,256,632    $ 412,525,036     4,328,602    $ 48,740,118
Reinvested dividends..........            --               --        525,920        5,777,043            --              --
Shares redeemed...............   (20,397,338)    (230,112,808)   (35,878,628)    (397,699,696)   (3,303,257)    (37,215,406)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......     5,118,341    $  57,877,850      1,903,924    $  20,602,383     1,025,345    $ 11,524,712
                                 ============   ==============   ============   ==============   ===========   =============

                                 CASH MANAGEMENT PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2007
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................   5,094,206    $ 56,264,664
Reinvested dividends..........     111,263       1,220,646
Shares redeemed...............  (4,710,769)    (52,147,853)
                                -----------   -------------
Net increase (decrease).......     494,700    $  5,337,457
                                ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................      13,808,150    $ 155,334,995     20,682,535    $  228,372,449
Reinvested dividends........................................              --               --        370,409         4,059,135
Shares redeemed.............................................     (10,659,743)    (119,848,455)   (15,868,686)     (175,170,369)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................       3,148,407    $  35,486,540      5,184,258    $   57,261,215
                                                                =============   ==============   ============   ==============

                                                                  CORPORATE BOND PORTFOLIO
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007                JULY 31, 2007@
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................     2,476,379    $  29,631,972      5,280,075    $  61,919,237       476,936    $  5,694,814
Reinvested dividends..........            --               --      1,078,047       12,417,635            --              --
Shares redeemed...............    (2,734,648)     (32,710,475)    (6,239,377)     (73,205,920)     (566,303)     (6,760,693)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......      (258,269)   $  (3,078,503)       118,745    $   1,130,952       (89,367)   $ (1,065,879)
                                 ============   ==============   ============   ==============   ===========   =============

                                 CORPORATE BOND PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2007
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     744,252    $  8,709,669
Reinvested dividends..........     212,834       2,448,770
Shares redeemed...............  (1,277,231)    (14,975,502)
                                -----------   -------------
Net increase (decrease).......    (320,145)   $ (3,817,063)
                                ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................      10,039,165    $ 119,566,123     12,561,647    $  147,104,236
Reinvested dividends........................................              --               --        766,696         8,810,223
Shares redeemed.............................................      (1,753,980)     (20,909,005)    (2,863,060)      (33,482,178)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................       8,285,185    $  98,657,118     10,465,283    $  122,432,281
                                                                =============   ==============   ============   ==============

---------------

@    Unaudited.

---------------------
    242

                                                                    GLOBAL BOND PORTFOLIO
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007                JULY 31, 2007@
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................       853,048    $   9,203,341      1,322,378    $  15,265,240       177,784    $  1,906,801
Reinvested dividends..........            --               --        960,659       10,061,651            --              --
Shares redeemed...............    (1,141,605)     (12,303,232)    (2,597,368)     (29,844,682)     (218,501)     (2,345,080)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......      (288,557)   $  (3,099,891)      (314,331)   $  (4,517,791)      (40,717)   $   (438,279)
                                 ============   ==============   ============   ==============   ===========   =============

                                   GLOBAL BOND PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2007
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     351,832    $  4,027,180
Reinvested dividends..........     195,929       2,042,897
Shares redeemed...............    (428,374)     (4,893,924)
                                -----------   -------------
Net increase (decrease).......     119,387    $  1,176,153
                                ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................       1,866,411    $  19,959,828      2,514,151    $   28,570,910
Reinvested dividends........................................              --               --        462,797         4,813,473
Shares redeemed.............................................        (574,960)      (6,136,478)      (737,340)       (8,380,394)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................       1,291,451    $  13,823,350      2,239,608    $   25,003,989
                                                                =============   ==============   ============   ==============

                                                                  HIGH-YIELD BOND PORTFOLIO
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007                JULY 31, 2007@
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................     4,161,701    $  31,902,309      9,796,770    $  73,295,189       723,575    $  5,532,401
Reinvested dividends..........            --               --      2,417,092       17,633,143            --              --
Shares redeemed...............    (9,861,150)     (75,409,172)   (14,926,375)    (111,239,668)   (1,390,634)    (10,629,032)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......    (5,699,449)   $ (43,506,863)    (2,712,513)   $ (20,311,336)     (667,059)   $ (5,096,631)
                                 ============   ==============   ============   ==============   ===========   =============

                                 HIGH-YIELD BOND PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2007
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................   1,616,067    $ 12,097,200
Reinvested dividends..........     445,457       3,244,268
Shares redeemed...............  (2,076,268)    (15,483,087)
                                -----------   -------------
Net increase (decrease).......     (14,744)   $   (141,619)
                                ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                --------------------------------------------------------------
Shares sold.................................................       4,225,471    $  32,242,842      8,134,441    $   60,670,905
Reinvested dividends........................................              --               --        816,236         5,938,610
Shares redeemed.............................................      (3,438,460)     (26,198,484)    (4,150,815)      (30,909,084)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................         787,011    $   6,044,358      4,799,862    $   35,700,431
                                                                =============   ==============   ============   ==============

---------------

@    Unaudited.

                                                           ---------------------

                                                WORLDWIDE HIGH INCOME PORTFOLIO
                                 -------------------------------------------------------------
                                                            CLASS 1
                                 -------------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       804,819    $   6,361,612      1,859,105    $  14,316,689
Reinvested dividends..........            --               --        763,429        5,652,826
Shares redeemed...............    (1,427,821)     (11,246,190)    (3,394,086)     (26,123,089)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......      (623,002)   $  (4,884,578)      (771,552)   $  (6,153,574)
                                 ============   ==============   ============   ==============

                                             WORLDWIDE HIGH INCOME PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                      JULY 31, 2007@               JANUARY 31, 2007
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................      98,035    $    769,782       183,749    $  1,410,760
Reinvested dividends..........          --              --        77,558         572,318
Shares redeemed...............    (153,553)     (1,204,021)     (317,498)     (2,431,834)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......     (55,518)   $   (434,239)      (56,191)   $   (448,756)
                                ===========   =============   ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................         302,291    $   2,372,526        219,875    $    1,682,213
Reinvested dividends........................................              --               --         24,452           180,145
Shares redeemed.............................................         (61,194)        (478,309)       (42,968)         (329,698)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................         241,097    $   1,894,217        201,359    $    1,532,660
                                                                =============   ==============   ============   ==============

                                                                     BALANCED PORTFOLIO+
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007                JULY 31, 2007@
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................       340,619    $   5,348,479        706,761    $  10,193,464        56,321    $    883,206
Reinvested dividends..........            --               --        368,609        5,350,945            --              --
Shares redeemed...............    (1,794,593)     (27,933,642)    (4,370,675)     (62,838,399)     (154,968)     (2,396,495)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......    (1,453,974)   $ (22,585,163)    (3,295,305)   $ (47,293,990)      (98,647)   $ (1,513,289)
                                 ============   ==============   ============   ==============   ===========   =============

                                    BALANCED PORTFOLIO+
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2007
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................      93,800    $  1,343,505
Reinvested dividends..........      39,347         570,632
Shares redeemed...............    (376,799)     (5,403,398)
                                -----------   -------------
Net increase (decrease).......    (243,652)   $ (3,489,261)
                                ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................         264,867    $   4,138,706        431,733    $    6,194,513
Reinvested dividends........................................              --               --         26,486           383,729
Shares redeemed.............................................        (169,991)      (2,651,934)      (255,437)       (3,669,835)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................          94,876    $   1,486,772        202,782    $    2,908,407
                                                                =============   ==============   ============   ==============

---------------

+    See Note 1.
@    Unaudited.

---------------------
    244

                                                                 MFS TOTAL RETURN PORTFOLIO
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007                JULY 31, 2007@
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................     1,422,402    $  26,612,787      4,200,199    $  73,438,449       212,098    $  3,988,234
Reinvested dividends..........            --               --      2,172,082       37,457,608            --              --
Shares redeemed...............    (3,685,773)     (69,019,547)    (9,176,818)    (160,891,525)     (834,782)    (15,574,283)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......    (2,263,371)   $ (42,406,760)    (2,804,537)   $ (49,995,468)     (622,684)   $(11,586,049)
                                 ============   ==============   ============   ==============   ===========   =============

                                MFS TOTAL RETURN PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2007
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     330,482    $  5,785,751
Reinvested dividends..........     431,378       7,431,792
Shares redeemed...............  (1,504,088)    (26,333,768)
                                -----------   -------------
Net increase (decrease).......    (742,228)   $(13,116,225)
                                ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................       4,616,798    $  86,135,939      7,810,968    $  136,883,548
Reinvested dividends........................................              --               --        887,248        15,270,130
Shares redeemed.............................................      (1,481,663)     (27,668,765)    (2,314,112)      (40,558,854)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................       3,135,135    $  58,467,174      6,384,104    $  111,594,824
                                                                =============   ==============   ============   ==============

                                                                  TELECOM UTILITY PORTFOLIO
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007                JULY 31, 2007@
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................       648,336    $   7,634,703      1,141,188    $  11,350,139       104,426    $  1,237,235
Reinvested dividends..........            --               --        164,623        1,660,450            --              --
Shares redeemed...............    (1,224,520)     (14,506,794)    (1,446,358)     (14,287,875)     (189,731)     (2,208,177)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......      (576,184)   $  (6,872,091)      (140,547)   $  (1,277,286)      (85,305)   $   (970,942)
                                 ============   ==============   ============   ==============   ===========   =============

                                 TELECOM UTILITY PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2007
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     228,346    $  2,303,783
Reinvested dividends..........      18,653         187,981
Shares redeemed...............    (156,716)     (1,547,322)
                                -----------   -------------
Net increase (decrease).......      90,283    $    944,442
                                ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................         267,361    $   3,206,165        126,322    $    1,292,801
Reinvested dividends........................................              --               --          2,672            26,895
Shares redeemed.............................................         (68,489)        (808,873)       (21,001)         (220,115)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................         198,872    $   2,397,292        107,993    $    1,099,581
                                                                =============   ==============   ============   ==============

                                                                                    EQUITY INDEX PORTFOLIO
                                                                --------------------------------------------------------------
                                                                                           CLASS 1
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................         173,354    $   2,164,663        368,773    $    4,163,562
Reinvested dividends........................................              --               --         50,079           575,936
Shares redeemed.............................................        (442,510)      (5,549,139)    (1,139,677)      (12,755,508)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................        (269,156)   $  (3,384,476)      (720,825)   $   (8,016,010)
                                                                =============   ==============   ============   ==============

---------------

@    Unaudited.

                                                           ---------------------

                                                                   GROWTH-INCOME PORTFOLIO
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007                JULY 31, 2007@
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................       488,551    $  14,182,310        765,905    $  19,910,951        74,553    $  2,171,923
Reinvested dividends..........            --               --        165,840        4,346,355            --              --
Shares redeemed...............    (3,444,410)     (98,548,970)    (7,644,330)    (198,170,381)     (247,000)     (7,051,957)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......    (2,955,859)   $ (84,366,660)    (6,712,585)   $(173,913,075)     (172,447)   $ (4,880,034)
                                 ============   ==============   ============   ==============   ===========   =============

                                  GROWTH-INCOME PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2007
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................      67,883    $  1,759,968
Reinvested dividends..........       8,772         229,681
Shares redeemed...............    (332,482)     (8,648,495)
                                -----------   -------------
Net increase (decrease).......    (255,827)   $ (6,658,846)
                                ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................         207,697    $   5,988,668        293,207    $    7,607,076
Reinvested dividends........................................              --               --          4,179           109,291
Shares redeemed.............................................        (123,766)      (3,544,645)      (282,085)       (7,305,106)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................          83,931    $   2,444,023         15,301    $      411,261
                                                                =============   ==============   ============   ==============

                                                EQUITY OPPORTUNITIES PORTFOLIO+
                                 -------------------------------------------------------------
                                                            CLASS 1
                                 -------------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       183,888    $   3,543,398        583,462    $  10,349,969
Reinvested dividends..........            --               --        238,130        4,296,978
Shares redeemed...............    (1,251,779)     (24,193,535)    (2,965,842)     (52,465,913)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......    (1,067,891)   $ (20,650,137)    (2,144,250)   $ (37,818,966)
                                 ============   ==============   ============   ==============

                                             EQUITY OPPORTUNITIES PORTFOLIO+
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                      JULY 31, 2007@               JANUARY 31, 2007
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................      53,840    $  1,046,663        61,146    $  1,089,870
Reinvested dividends..........          --              --        29,126         524,862
Shares redeemed...............    (159,591)     (3,088,795)     (265,105)     (4,706,647)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......    (105,751)   $ (2,042,132)     (174,833)   $ (3,091,915)
                                ===========   =============   ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................         304,474    $   5,907,276        902,604    $   15,832,357
Reinvested dividends........................................              --               --         83,964         1,511,146
Shares redeemed.............................................        (346,929)      (6,705,512)      (585,480)      (10,442,246)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................         (42,455)   $    (798,236)       401,088    $    6,901,257
                                                                =============   ==============   ============   ==============

---------------

+    See Note 1.
@    Unaudited.

---------------------
    246

                                                 DAVIS VENTURE VALUE PORTFOLIO
                                 -------------------------------------------------------------
                                                            CLASS 1
                                 -------------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................     1,113,748    $  38,021,658      3,268,954    $  98,518,898
Shares issued in
  substitution+...............            --               --        150,384        4,794,496
Reinvested dividends..........            --               --        549,518       16,914,064
Shares redeemed...............    (6,567,262)    (225,105,214)   (14,481,380)    (437,976,422)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......    (5,453,514)   $(187,083,556)   (10,512,524)   $(317,748,964)
                                 ============   ==============   ============   ==============

                                              DAVIS VENTURE VALUE PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                      JULY 31, 2007@               JANUARY 31, 2007
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................     195,698    $  6,628,764       518,951    $ 15,740,806
Shares issued in
  substitution+...............          --              --            --              --
Reinvested dividends..........          --              --        62,041       1,907,114
Shares redeemed...............    (779,336)    (26,543,550)   (1,414,362)    (42,770,382)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......    (583,638)   $(19,914,786)     (833,370)   $(25,122,462)
                                ===========   =============   ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................       3,945,130    $ 134,173,221      8,254,286    $  250,051,238
Shares issued in substitution+..............................              --               --             --                --
Reinvested dividends........................................              --               --        134,991         4,144,086
Shares redeemed.............................................      (1,411,193)     (48,270,310)    (2,066,420)      (62,701,371)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................       2,533,937    $  85,902,911      6,322,857    $  191,493,953
                                                                =============   ==============   ============   ==============

                                                "DOGS" OF WALL STREET PORTFOLIO
                                 -------------------------------------------------------------
                                                            CLASS 1
                                 -------------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       166,516    $   2,010,393      1,116,009    $  12,531,376
Reinvested dividends..........            --               --        247,222        2,779,247
Shares redeemed...............    (1,285,944)     (15,528,827)    (2,316,355)     (25,682,592)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......    (1,119,428)   $ (13,518,434)      (953,124)   $ (10,371,969)
                                 ============   ==============   ============   ==============

                                             "DOGS" OF WALL STREET PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                      JULY 31, 2007@               JANUARY 31, 2007
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................      70,414    $    849,475       231,148    $  2,565,746
Reinvested dividends..........          --              --        69,487         780,351
Shares redeemed...............    (303,805)     (3,683,291)     (512,900)     (5,688,942)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......    (233,391)   $ (2,833,816)     (212,265)   $ (2,342,845)
                                ===========   =============   ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................         341,321    $   4,130,461        931,851    $   10,330,996
Reinvested dividends........................................              --               --         62,286           698,755
Shares redeemed.............................................        (344,579)      (4,159,316)      (532,430)       (5,940,168)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................          (3,258)   $     (28,855)       461,707    $    5,089,583
                                                                =============   ==============   ============   ==============

---------------

+    See Note 2.
@    Unaudited.

                                                           ---------------------

                                                                  ALLIANCE GROWTH PORTFOLIO
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007                JULY 31, 2007@
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................       821,920    $  19,034,362      1,671,072    $  35,960,476       119,809    $  2,794,206
Reinvested dividends..........            --               --         39,132          839,078            --              --
Shares redeemed...............    (5,406,075)    (124,524,240)   (11,260,230)    (241,929,856)     (484,263)    (11,105,655)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......    (4,584,155)   $(105,489,878)    (9,550,026)   $(205,130,302)     (364,454)   $ (8,311,449)
                                 ============   ==============   ============   ==============   ===========   =============

                                 ALLIANCE GROWTH PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2007
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     328,589    $  7,073,224
Reinvested dividends..........          --              --
Shares redeemed...............    (848,152)    (18,195,371)
                                -----------   -------------
Net increase (decrease).......    (519,563)   $(11,122,147)
                                ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................       2,312,615    $  52,610,354      5,619,340    $  119,529,503
Reinvested dividends........................................              --               --             --                --
Shares redeemed.............................................        (871,101)     (20,085,696)    (1,100,834)      (23,413,950)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................       1,441,514    $  32,524,658      4,518,506    $   96,115,553
                                                                =============   ==============   ============   ==============

                                                                  CAPITAL GROWTH PORTFOLIO+
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007                JULY 31, 2007@
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................       152,825    $   1,436,046        470,839    $   4,006,068        62,565    $    586,837
Reinvested dividends..........            --               --          6,313           54,018            --              --
Shares redeemed...............      (399,052)      (3,706,153)      (659,979)      (5,444,474)     (121,795)     (1,127,685)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......      (246,227)   $  (2,270,107)      (182,827)   $  (1,384,388)      (59,230)   $   (540,848)
                                 ============   ==============   ============   ==============   ===========   =============

                                 CAPITAL GROWTH PORTFOLIO+
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2007
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     119,774    $  1,023,520
Reinvested dividends..........       1,259          10,715
Shares redeemed...............    (203,134)     (1,709,804)
                                -----------   -------------
Net increase (decrease).......     (82,101)   $   (675,569)
                                ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................       1,459,819    $  14,027,887        333,527    $    2,782,180
Reinvested dividends........................................              --               --            354             3,003
Shares redeemed.............................................        (147,704)      (1,409,438)       (83,176)         (686,382)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................       1,312,115    $  12,618,449        250,705    $    2,098,801
                                                                =============   ==============   ============   ==============

---------------

+    See Note 1.
@    Unaudited.

---------------------
    248

                                          MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
                                 -------------------------------------------------------------
                                                            CLASS 1
                                 -------------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................       134,746    $   1,955,877        437,444    $   5,713,656
Reinvested dividends..........            --               --         87,499        1,176,025
Shares redeemed...............    (1,707,189)     (24,981,567)    (4,018,124)     (52,529,246)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......    (1,572,443)   $ (23,025,690)    (3,493,181)   $ (45,639,565)
                                 ============   ==============   ============   ==============

                                       MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                      JULY 31, 2007@               JANUARY 31, 2007
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................      59,062    $    849,718       101,323    $  1,332,657
Reinvested dividends..........          --              --        11,801         158,579
Shares redeemed...............    (262,916)     (3,826,161)     (484,851)     (6,341,074)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......    (203,854)   $ (2,976,443)     (371,727)   $ (4,849,838)
                                ===========   =============   ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................         171,487    $   2,516,756        879,329    $   11,347,644
Reinvested dividends........................................              --               --         19,912           267,270
Shares redeemed.............................................        (393,556)      (5,753,507)      (693,702)       (9,065,550)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................        (222,069)   $  (3,236,751)       205,539    $    2,549,364
                                                                =============   ==============   ============   ==============

                                                 FUNDAMENTAL GROWTH PORTFOLIO+
                                 -------------------------------------------------------------
                                                            CLASS 1
                                 -------------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007
                                 -----------------------------   -----------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT
                                 -----------------------------   -----------------------------
Shares sold...................        84,315    $   1,431,885        418,414    $   6,548,165
Reinvested dividends..........            --               --          2,313           36,520
Shares redeemed...............    (1,489,787)     (25,158,670)    (3,683,671)     (56,996,835)
                                 ------------   --------------   ------------   --------------
Net increase (decrease).......    (1,405,472)   $ (23,726,785)    (3,262,944)   $ (50,412,150)
                                 ============   ==============   ============   ==============

                                              FUNDAMENTAL GROWTH PORTFOLIO+
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                      JULY 31, 2007@               JANUARY 31, 2007
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................       8,580    $    144,995        31,118    $    487,832
Reinvested dividends..........          --              --            --              --
Shares redeemed...............     (75,683)     (1,256,455)     (163,434)     (2,498,231)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......     (67,103)   $ (1,111,460)     (132,316)   $ (2,010,399)
                                ===========   =============   ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................       1,194,362    $  20,584,564        140,330    $    2,173,711
Reinvested dividends........................................              --               --             --                --
Shares redeemed.............................................        (111,213)      (1,881,359)      (157,577)       (2,460,677)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................       1,083,149    $  18,703,205        (17,247)   $     (286,966)
                                                                =============   ==============   ============   ==============

---------------

+    See Note 1.
@    Unaudited.

                                                           ---------------------

                                                                 BLUE CHIP GROWTH PORTFOLIO
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007                JULY 31, 2007@
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................       321,680    $   2,404,604        435,529    $   2,893,727        62,960    $    473,004
Reinvested dividends..........            --               --          8,299           56,224            --              --
Shares redeemed...............      (594,740)      (4,374,887)    (1,649,346)     (10,956,497)     (257,350)     (1,913,635)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......      (273,060)   $  (1,970,283)    (1,205,518)   $  (8,006,546)     (194,390)   $ (1,440,631)
                                 ============   ==============   ============   ==============   ===========   =============

                                BLUE CHIP GROWTH PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2007
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     156,203    $  1,039,254
Reinvested dividends..........       1,684          11,405
Shares redeemed...............    (428,427)     (2,830,328)
                                -----------   -------------
Net increase (decrease).......    (270,540)   $ (1,779,669)
                                ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................         417,662    $   3,111,472        786,003    $    5,213,849
Reinvested dividends........................................              --               --            178             1,201
Shares redeemed.............................................        (251,290)      (1,854,372)      (556,679)       (3,651,116)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................         166,372    $   1,257,100        229,502    $    1,563,934
                                                                =============   ==============   ============   ==============

                                                                    REAL ESTATE PORTFOLIO
                                 -------------------------------------------------------------------------------------------
                                                            CLASS 1                                        CLASS 2
                                 -------------------------------------------------------------   ---------------------------
                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED          FOR THE SIX MONTHS ENDED
                                        JULY 31, 2007@                 JANUARY 31, 2007                JULY 31, 2007@
                                 -----------------------------   -----------------------------   ---------------------------
                                    SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                                 -----------------------------   -----------------------------   ---------------------------
Shares sold...................       541,174    $  13,874,458      1,546,314    $  36,048,542       131,547    $  3,336,172
Reinvested dividends..........            --               --        823,611       18,730,619            --              --
Shares redeemed...............    (1,919,638)     (47,238,560)    (2,498,898)     (57,736,097)     (374,185)     (9,160,179)
                                 ------------   --------------   ------------   --------------   -----------   -------------
Net increase (decrease).......    (1,378,464)   $ (33,364,102)      (128,973)   $  (2,956,936)     (242,638)   $ (5,824,007)
                                 ============   ==============   ============   ==============   ===========   =============

                                   REAL ESTATE PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2007
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     292,120    $  6,782,529
Reinvested dividends..........     171,811       3,896,244
Shares redeemed...............    (424,607)     (9,865,360)
                                -----------   -------------
Net increase (decrease).......      39,324    $    813,413
                                ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................       2,082,561    $  51,285,973      2,922,537    $   68,249,080
Reinvested dividends........................................              --               --        424,936         9,618,588
Shares redeemed.............................................        (931,146)     (22,629,563)      (862,737)      (20,011,277)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................       1,151,415    $  28,656,410      2,484,736    $   57,856,391
                                                                =============   ==============   ============   ==============

---------------

@    Unaudited.

---------------------
    250

                                                   SMALL COMPANY VALUE PORTFOLIO
                                     ---------------------------------------------------------
                                                              CLASS 1
                                     ---------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                           JULY 31, 2007@               JANUARY 31, 2007
                                     ---------------------------   ---------------------------
                                       SHARES         AMOUNT         SHARES         AMOUNT
                                     ---------------------------   ---------------------------
Shares sold.......................       21,838    $    397,782        83,452    $  1,449,752
Reinvested dividends..............           --              --        43,650         722,746
Shares redeemed...................      (57,351)     (1,053,412)     (163,344)     (2,814,871)
                                     -----------   -------------   -----------   -------------
Net increase (decrease)...........      (35,513)   $   (655,630)      (36,242)   $   (642,373)
                                     ===========   =============   ===========   =============

                                                  SMALL COMPANY VALUE PORTFOLIO
                                    ---------------------------------------------------------
                                                             CLASS 3
                                    ---------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                          JULY 31, 2007@               JANUARY 31, 2007
                                    ---------------------------   ---------------------------
                                      SHARES         AMOUNT         SHARES         AMOUNT
                                    ---------------------------   ---------------------------
Shares sold.......................   1,832,357    $ 33,749,981     1,641,868    $ 28,049,470
Reinvested dividends..............          --              --        62,405       1,031,055
Shares redeemed...................    (188,696)     (3,477,153)      (83,177)     (1,422,405)
                                    -----------   -------------   -----------   -------------
Net increase (decrease)...........   1,643,661    $ 30,272,828     1,621,096    $ 27,658,120
                                    ===========   =============   ===========   =============

                                                                    MID-CAP GROWTH PORTFOLIO+
                                     ---------------------------------------------------------------------------------------
                                                              CLASS 1                                      CLASS 2
                                     ---------------------------------------------------------   ---------------------------
                                      FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED         FOR THE SIX MONTHS ENDED
                                           JULY 31, 2007@               JANUARY 31, 2007               JULY 31, 2007@
                                     ---------------------------   ---------------------------   ---------------------------
                                       SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
                                     ---------------------------   ---------------------------   ---------------------------
Shares sold.......................      941,122    $  9,761,807     2,592,173    $ 24,158,998       329,099    $  3,372,259
Reinvested dividends..............           --              --            --              --            --              --
Shares redeemed...................   (2,588,961)    (26,627,987)   (5,551,857)    (51,688,997)     (685,295)     (6,981,173)
                                     -----------   -------------   -----------   -------------   -----------   -------------
Net increase (decrease)...........   (1,647,839)   $(16,866,180)   (2,959,684)   $(27,529,999)     (356,196)   $ (3,608,914)
                                     ===========   =============   ===========   =============   ===========   =============

                                     MID-CAP GROWTH PORTFOLIO+
                                    ---------------------------
                                              CLASS 2
                                    ---------------------------
                                        FOR THE YEAR ENDED
                                         JANUARY 31, 2007
                                    ---------------------------
                                      SHARES         AMOUNT
                                    ---------------------------
Shares sold.......................     602,927    $  5,565,125
Reinvested dividends..............          --              --
Shares redeemed...................  (1,419,587)    (13,117,346)
                                    -----------   -------------
Net increase (decrease)...........    (816,660)   $ (7,552,221)
                                    ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................       1,245,211    $  12,936,317      2,670,236    $   24,795,519
Reinvested dividends........................................              --               --             --                --
Shares redeemed.............................................      (1,095,106)     (11,272,574)    (1,858,270)      (17,165,303)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................         150,105    $   1,663,743        811,966    $    7,630,216
                                                                =============   ==============   ============   ==============

                                                    AGGRESSIVE GROWTH PORTFOLIO
                                     ---------------------------------------------------------
                                                              CLASS 1
                                     ---------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                           JULY 31, 2007@               JANUARY 31, 2007
                                     ---------------------------   ---------------------------
                                       SHARES         AMOUNT         SHARES         AMOUNT
                                     ---------------------------   ---------------------------
Shares sold.......................    1,182,655    $ 16,068,103     2,486,225    $ 29,070,659
Reinvested dividends..............           --              --        12,808         149,982
Shares redeemed...................   (2,611,420)    (35,700,894)   (5,984,121)    (69,775,675)
                                     -----------   -------------   -----------   -------------
Net increase (decrease)...........   (1,428,765)   $(19,632,791)   (3,485,088)   $(40,555,034)
                                     ===========   =============   ===========   =============

                                                   AGGRESSIVE GROWTH PORTFOLIO
                                    ---------------------------------------------------------
                                                             CLASS 2
                                    ---------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                          JULY 31, 2007@               JANUARY 31, 2007
                                    ---------------------------   ---------------------------
                                      SHARES         AMOUNT         SHARES         AMOUNT
                                    ---------------------------   ---------------------------
Shares sold.......................     207,871    $  2,820,735       278,547    $  3,236,609
Reinvested dividends..............          --              --            --              --
Shares redeemed...................    (262,332)     (3,539,461)     (530,814)     (6,094,030)
                                    -----------   -------------   -----------   -------------
Net increase (decrease)...........     (54,461)   $   (718,726)     (252,267)   $ (2,857,421)
                                    ===========   =============   ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................         546,451    $   7,493,906        751,150    $    8,730,145
Reinvested dividends........................................              --               --             --                --
Shares redeemed.............................................        (270,610)      (3,701,412)      (405,866)       (4,754,237)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................         275,841    $   3,792,494        345,284    $    3,975,908
                                                                =============   ==============   ============   ==============

---------------

+    See Note 1.
@    Unaudited.

                                                           ---------------------

                                               GROWTH OPPORTUNITIES PORTFOLIO
                                  ---------------------------------------------------------
                                                           CLASS 1
                                  ---------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                        JULY 31, 2007@               JANUARY 31, 2007
                                  ---------------------------   ---------------------------
                                    SHARES         AMOUNT         SHARES         AMOUNT
                                  ---------------------------   ---------------------------
Shares sold....................      633,916    $  4,156,108     3,594,852    $ 22,126,012
Reinvested dividends...........           --              --            --              --
Shares redeemed................     (997,976)     (6,641,880)   (3,043,526)    (18,278,696)
                                  -----------   -------------   -----------   -------------
Net increase (decrease)........     (364,060)   $ (2,485,772)      551,326    $  3,847,316
                                  ===========   =============   ===========   =============

                                              GROWTH OPPORTUNITIES PORTFOLIO
                                 --------------------------------------------------------
                                                         CLASS 2
                                 --------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                       JULY 31, 2007@              JANUARY 31, 2007
                                 --------------------------   ---------------------------
                                   SHARES         AMOUNT        SHARES         AMOUNT
                                 --------------------------   ---------------------------
Shares sold....................     150,677    $   993,248       812,636    $  4,934,600
Reinvested dividends...........          --             --            --              --
Shares redeemed................    (334,393)    (2,179,055)     (538,424)     (3,213,605)
                                 -----------   ------------   -----------   -------------
Net increase (decrease)........    (183,716)   $(1,185,807)      274,212    $  1,720,995
                                 ===========   ============   ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................       1,971,202    $  12,840,686      5,603,022    $   33,364,818
Reinvested dividends........................................              --               --             --                --
Shares redeemed.............................................        (663,170)      (4,368,382)    (1,221,251)       (7,243,811)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................       1,308,032    $   8,472,304      4,381,771    $   26,121,007
                                                                =============   ==============   ============   ==============

                                              MARSICO FOCUSED GROWTH PORTFOLIO+
                                  ---------------------------------------------------------
                                                           CLASS 1
                                  ---------------------------------------------------------
                                   FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                        JULY 31, 2007@               JANUARY 31, 2007
                                  ---------------------------   ---------------------------
                                    SHARES         AMOUNT         SHARES         AMOUNT
                                  ---------------------------   ---------------------------
Shares sold....................      523,917    $  6,731,983     1,307,693    $ 16,370,328
Reinvested dividends...........           --              --       358,648       4,253,189
Shares redeemed................   (1,280,908)    (16,488,267)   (2,444,345)    (29,984,369)
                                  -----------   -------------   -----------   -------------
Net increase (decrease)........     (756,991)   $ (9,756,284)     (778,004)   $ (9,360,852)
                                  ===========   =============   ===========   =============

                                            MARSICO FOCUSED GROWTH PORTFOLIO+
                                 --------------------------------------------------------
                                                         CLASS 2
                                 --------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                       JULY 31, 2007@              JANUARY 31, 2007
                                 --------------------------   ---------------------------
                                   SHARES         AMOUNT        SHARES         AMOUNT
                                 --------------------------   ---------------------------
Shares sold....................     193,503    $ 2,471,198       309,699    $  3,802,906
Reinvested dividends...........          --             --       226,982       2,671,960
Shares redeemed................    (463,983)    (5,898,850)     (827,207)    (10,071,193)
                                 -----------   ------------   -----------   -------------
Net increase (decrease)........    (270,480)   $(3,427,652)     (290,526)   $ (3,596,327)
                                 ===========   ============   ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................         696,609    $   8,824,503      1,121,127    $   13,613,511
Reinvested dividends........................................              --               --        200,318         2,348,339
Shares redeemed.............................................        (452,357)      (5,727,995)      (606,877)       (7,394,276)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................         244,252    $   3,096,508        714,568    $    8,567,574
                                                                =============   ==============   ============   ==============

---------------

+    See Note 1.
@    Unaudited.

---------------------
    252

                                                                  TECHNOLOGY PORTFOLIO
                                 ---------------------------------------------------------------------------------------
                                                          CLASS 1                                      CLASS 2
                                 ---------------------------------------------------------   ---------------------------
                                  FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED         FOR THE SIX MONTHS ENDED
                                       JULY 31, 2007@               JANUARY 31, 2007               JULY 31, 2007@
                                 ---------------------------   ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
                                 ---------------------------   ---------------------------   ---------------------------
Shares sold...................    1,096,613    $  3,243,480     2,076,870    $  5,331,700       242,232    $    702,212
Reinvested dividends..........           --              --            --              --            --              --
Shares redeemed...............   (1,405,107)     (3,887,083)   (4,247,765)    (10,887,085)     (644,396)     (1,778,189)
                                 -----------   -------------   -----------   -------------   -----------   -------------
Net increase (decrease).......     (308,494)   $   (643,603)   (2,170,895)   $ (5,555,385)     (402,164)   $ (1,076,977)
                                 ===========   =============   ===========   =============   ===========   =============

                                   TECHNOLOGY PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2007
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     656,844    $  1,690,714
Reinvested dividends..........          --              --
Shares redeemed...............  (1,495,326)     (3,786,136)
                                -----------   -------------
Net increase (decrease).......    (838,482)   $ (2,095,422)
                                ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................       1,060,546    $   3,002,882      2,839,476    $    7,231,643
Reinvested dividends........................................              --               --             --                --
Shares redeemed.............................................        (882,673)      (2,427,040)    (2,028,600)       (5,138,926)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................         177,873    $     575,842        810,876    $    2,092,717
                                                                =============   ==============   ============   ==============

                                              SMALL & MID CAP VALUE PORTFOLIO
                                 ---------------------------------------------------------
                                                          CLASS 2
                                 ---------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                       JULY 31, 2007@               JANUARY 31, 2007
                                 ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT
                                 ---------------------------   ---------------------------
Shares sold...................      326,586    $  6,333,934       622,864    $ 10,885,194
Reinvested dividends..........           --              --       165,154       2,818,205
Shares redeemed...............     (380,430)     (7,467,459)     (955,044)    (16,658,880)
                                 -----------   -------------   -----------   -------------
Net increase (decrease).......      (53,844)   $ (1,133,525)     (167,026)   $ (2,955,481)
                                 ===========   =============   ===========   =============

                                             SMALL & MID CAP VALUE PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 3
                                ---------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                      JULY 31, 2007@               JANUARY 31, 2007
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................   3,834,032    $ 75,292,029     6,722,054    $117,214,064
Reinvested dividends..........          --              --       857,903      14,616,550
Shares redeemed...............  (1,992,169)    (38,963,680)   (3,471,749)    (60,403,166)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......   1,841,863    $ 36,328,349     4,108,208    $ 71,427,448
                                ===========   =============   ===========   =============

                                         INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                 ---------------------------------------------------------
                                                          CLASS 1
                                 ---------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                       JULY 31, 2007@               JANUARY 31, 2007
                                 ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT
                                 ---------------------------   ---------------------------
Shares sold...................    1,716,840    $ 30,626,837     4,105,809    $ 63,059,275
Reinvested dividends..........           --              --       485,937       7,535,600
Shares redeemed...............   (2,869,715)    (51,460,192)   (5,725,600)    (87,774,832)
                                 -----------   -------------   -----------   -------------
Net increase (decrease).......   (1,152,875)   $(20,833,355)   (1,133,854)   $(17,179,957)
                                 ===========   =============   ===========   =============

                                        INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                      JULY 31, 2007@               JANUARY 31, 2007
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................     172,696    $  3,082,420       513,473    $  7,964,011
Reinvested dividends..........          --              --        63,981         994,326
Shares redeemed...............    (410,091)     (7,296,335)     (681,991)    (10,469,773)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......    (237,395)   $ (4,213,915)     (104,537)   $ (1,511,436)
                                ===========   =============   ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................       3,961,788    $  71,633,213      5,379,321    $   83,422,506
Reinvested dividends........................................              --               --        143,243         2,223,968
Shares redeemed.............................................        (915,486)     (16,477,786)    (1,155,610)      (17,865,201)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................       3,046,302    $  55,155,427      4,366,954    $   67,781,273
                                                                =============   ==============   ============   ==============

---------------

@    Unaudited.

                                                           ---------------------

                                                                GLOBAL EQUITIES PORTFOLIO
                                 ---------------------------------------------------------------------------------------
                                                          CLASS 1                                      CLASS 2
                                 ---------------------------------------------------------   ---------------------------
                                  FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED         FOR THE SIX MONTHS ENDED
                                       JULY 31, 2007@               JANUARY 31, 2007               JULY 31, 2007@
                                 ---------------------------   ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
                                 ---------------------------   ---------------------------   ---------------------------
Shares sold...................      445,020    $  7,768,510     1,347,741    $ 20,051,873       110,716    $  1,931,361
Reinvested dividends..........           --              --       121,519       1,848,457            --              --
Shares redeemed...............   (1,838,530)    (32,057,638)   (4,247,454)    (62,953,610)     (168,309)     (2,952,953)
                                 -----------   -------------   -----------   -------------   -----------   -------------
Net increase (decrease).......   (1,393,510)   $(24,289,128)   (2,778,194)   $(41,053,280)      (57,593)   $ (1,021,592)
                                 ===========   =============   ===========   =============   ===========   =============

                                 GLOBAL EQUITIES PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2007
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     433,779    $  6,483,910
Reinvested dividends..........       9,456         143,341
Shares redeemed...............    (386,778)     (5,752,813)
                                -----------   -------------
Net increase (decrease).......      56,457    $    874,438
                                ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................         439,913    $   7,686,237      1,092,603    $   16,135,002
Reinvested dividends........................................              --               --         12,019           181,816
Shares redeemed.............................................        (274,692)      (4,773,774)      (376,445)       (5,581,769)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................         165,221    $   2,912,463        728,177    $   10,735,049
                                                                =============   ==============   ============   ==============

                                       INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                 ---------------------------------------------------------
                                                          CLASS 1
                                 ---------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                       JULY 31, 2007@               JANUARY 31, 2007
                                 ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT
                                 ---------------------------   ---------------------------
Shares sold...................    1,628,548    $ 19,063,315     3,399,908    $ 33,291,680
Reinvested dividends..........           --              --        78,120         780,938
Shares redeemed...............   (3,332,140)    (38,679,126)   (6,570,620)    (64,592,060)
                                 -----------   -------------   -----------   -------------
Net increase (decrease).......   (1,703,592)   $(19,615,811)   (3,092,592)   $(30,519,442)
                                 ===========   =============   ===========   =============

                                      INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                ---------------------------------------------------------
                                                         CLASS 2
                                ---------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                      JULY 31, 2007@               JANUARY 31, 2007
                                ---------------------------   ---------------------------
                                  SHARES         AMOUNT         SHARES         AMOUNT
                                ---------------------------   ---------------------------
Shares sold...................     401,584    $  4,698,187       656,215    $  6,360,927
Reinvested dividends..........          --              --        18,312         182,106
Shares redeemed...............    (848,874)     (9,796,445)   (1,374,800)    (13,395,481)
                                -----------   -------------   -----------   -------------
Net increase (decrease).......    (447,290)   $ (5,098,258)     (700,273)   $ (6,852,448)
                                ===========   =============   ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................       4,413,059    $  51,179,598      9,766,972    $   95,260,416
Reinvested dividends........................................              --               --         54,904           545,445
Shares redeemed.............................................      (2,507,654)     (29,056,289)    (4,010,267)      (39,609,258)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................       1,905,405    $  22,123,309      5,811,609    $   56,196,603
                                                                =============   ==============   ============   ==============

---------------

@    Unaudited.

---------------------
    254

                                                               EMERGING MARKETS PORTFOLIO
                                 ---------------------------------------------------------------------------------------
                                                          CLASS 1                                      CLASS 2
                                 ---------------------------------------------------------   ---------------------------
                                  FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED         FOR THE SIX MONTHS ENDED
                                       JULY 31, 2007@               JANUARY 31, 2007               JULY 31, 2007@
                                 ---------------------------   ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
                                 ---------------------------   ---------------------------   ---------------------------
Shares sold...................    1,474,303    $ 28,274,685     2,754,500    $ 47,327,815       215,953    $  4,228,769
Reinvested dividends..........           --              --     1,883,382      27,635,305            --              --
Shares redeemed...............   (2,285,137)    (42,608,042)   (4,508,942)    (75,972,691)     (288,821)     (5,293,432)
                                 -----------   -------------   -----------   -------------   -----------   -------------
Net increase (decrease).......     (810,834)   $(14,333,357)      128,940    $ (1,009,571)      (72,868)   $ (1,064,663)
                                 ===========   =============   ===========   =============   ===========   =============

                                EMERGING MARKETS PORTFOLIO
                                ---------------------------
                                          CLASS 2
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2007
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................     370,406    $  6,367,010
Reinvested dividends..........     267,424       3,911,238
Shares redeemed...............    (550,500)     (9,234,612)
                                -----------   -------------
Net increase (decrease).......      87,330    $  1,043,636
                                ===========   =============

                                                                --------------------------------------------------------------
                                                                                           CLASS 3
                                                                --------------------------------------------------------------
                                                                   FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                        JULY 31, 2007@                 JANUARY 31, 2007
                                                                ------------------------------   -----------------------------
                                                                   SHARES           AMOUNT          SHARES          AMOUNT
                                                                ------------------------------   -----------------------------
Shares sold.................................................       1,997,430    $  38,112,458      3,554,604    $   59,586,601
Reinvested dividends........................................              --               --        758,204        11,069,566
Shares redeemed.............................................        (753,540)     (14,279,053)    (1,109,651)      (18,507,641)
                                                                -------------   --------------   ------------   --------------
Net increase (decrease).....................................       1,243,890    $  23,833,405      3,203,157    $   52,148,526
                                                                =============   ==============   ============   ==============

                                                                 FOREIGN VALUE PORTFOLIO
                                 ---------------------------------------------------------------------------------------
                                                          CLASS 2                                      CLASS 3
                                 ---------------------------------------------------------   ---------------------------
                                  FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED         FOR THE SIX MONTHS ENDED
                                       JULY 31, 2007@               JANUARY 31, 2007               JULY 31, 2007@
                                 ---------------------------   ---------------------------   ---------------------------
                                   SHARES         AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
                                 ---------------------------   ---------------------------   ---------------------------
Shares sold...................      181,645    $  3,928,219       534,584    $  9,685,228     3,333,170    $ 72,081,540
Reinvested dividends..........           --              --        93,093       1,706,725            --              --
Shares redeemed...............     (480,931)    (10,379,346)     (838,269)    (15,270,671)   (2,522,075)    (54,372,882)
                                 -----------   -------------   -----------   -------------   -----------   -------------
Net increase (decrease).......     (299,286)   $ (6,451,127)     (210,592)   $ (3,878,718)      811,095    $ 17,708,658
                                 ===========   =============   ===========   =============   ===========   =============

                                  FOREIGN VALUE PORTFOLIO
                                ---------------------------
                                          CLASS 3
                                ---------------------------
                                    FOR THE YEAR ENDED
                                     JANUARY 31, 2007
                                ---------------------------
                                  SHARES         AMOUNT
                                ---------------------------
Shares sold...................   7,372,675    $132,753,152
Reinvested dividends..........     496,476       9,098,366
Shares redeemed...............  (4,564,951)    (83,491,397)
                                -----------   -------------
Net increase (decrease).......   3,304,200    $ 58,360,121
                                ===========   =============

---------------

@    Unaudited.

10. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with an affiliated broker for the period ended July 31, 2007:

                                           BNY BROKERAGE,      J P MORGAN      MORGAN STANLEY    BANC/ AMERICA    OPPENHEIMER &
PORTFOLIO                                       INC.        SECURITIES, INC.     CO., INC.      SECURITIES, LLC     CO., INC.
---------                                  --------------   ----------------   --------------   ---------------   -------------
Capital Growth...........................      $   --            $   --            $   --           $   --             $20
Small Company Value......................       1,469                --                --               --              --
Mid-Cap Growth...........................          --             2,896                --               --              --
Growth Opportunities.....................          --                --             1,469               --              --
Technology...............................          --                --                --            1,612              --

  As disclosed in the Investment Portfolios, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended July 31, 2007, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

                                                                                                              CHANGE IN
                                                   MARKET VALUE AT     COST OF    PROCEEDS OF    REALIZED     UNREALIZED
PORTFOLIO                      SECURITY   INCOME   JANUARY 31, 2007   PURCHASES      SALES      GAIN/(LOSS)   GAIN(LOSS)
---------                      --------   ------   ----------------   ---------   -----------   -----------   ----------
Equity Index.................    AIG      $2,391       $514,675          $--        $36,904       $4,294       $(33,447)


                               MARKET VALUE AT
PORTFOLIO                       JULY 31, 2007
---------                      ---------------
Equity Index.................     $448,618

11. INVESTMENT CONCENTRATIONS: Some of the Portfolios may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The following Portfolios held the corresponding securities as of July 31, 2007. The International Growth and Income Portfolio had 19.6% of its net assets invested in equity securities of companies domiciled in Japan. Additionally, International Diversified Equities Portfolio had 20.9% and 16.2% of its net assets invested in Japan and the United
                                                           ---------------------

Kingdom, respectively, Emerging Markets Portfolio had 16.7% of its net assets invested in South Korea, and the Foreign Value Portfolio had 23.9% of its net assets invested in the United Kingdom.

  The Real Estate Portfolio invests primarily in the real estate industry. In addition, the Capital Growth and Telecom Utility Portfolios invest significantly in real estate securities and the Growth Opportunities Portfolio may also invest in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, Fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of July 31, 2007, the Real Estate Portfolio had 67.9% of its net assets invested in REITs.

  The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the production, generation, transportation, distribution and sale of electricity, water, natural gas and oil, companies engaged in telecommunications, including cable and satellite television and companies that provide infrastructure or related services and products to these utility companies. Such utility securities entail certain risks including: (i) utility companies' historic difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and (vii) potential effect of deregulation. As of July 31, 2007, the Telecom Utilities Portfolio had 98.3% of its net assets invested in utility companies.

12. LINES OF CREDIT: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Trust's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the period ended July 31, 2007, the following portfolios had borrowings:

                                                                                                      WEIGHTED
                                                                 DAYS       INTEREST   AVERAGE DEBT   AVERAGE
PORTFOLIO                                                     OUTSTANDING   CHARGES      UTILIZED     INTEREST
---------                                                     -----------   --------   ------------   --------
High-Yield Bond.............................................      45        $34,140     $4,717,517      5.79%
Telecom Utility.............................................       7          2,496      2,210,139      5.79
Equity Index................................................       3            198        408,170      5.81
Growth-Income...............................................      11          1,724        973,768      5.80
Equity Opportunities........................................      32          1,802        349,843      5.79
"Dogs" of Wall Street.......................................      66          8,932        836,281      5.82
Alliance Growth.............................................      70         18,891      1,679,059      5.79
MFS Massachusetts Investors Trust...........................      24          1,525        395,842      5.80
Fundamental Growth..........................................      26          1,957        467,465      5.80
Mid-Cap Growth..............................................       6          1,548      1,608,918      5.77
Marsico Focused Growth......................................      18          2,245        779,862      5.77
Technology..................................................      13            852        405,296      5.81
International Growth and Income.............................      11          6,401      3,602,050      5.82
Global Equities.............................................      20          1,427        441,020      5.83

  At July 31, 2007, "Dogs" of Wall Street had $1,203,977 in borrowings outstanding at an interest rate of 5.88%.

13. INTERFUND LENDING AGREEMENT: Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended July 31, 2007 none of the Portfolios participated in this program.

14. SECURITY TRANSACTIONS WITH AFFILIATED PORTFOLIOS The portfolios are permitted to purchase or sell securities from or to certain other affiliated portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a portfolio from or to another portfolio that is or could be considered an affiliate by virtue of having common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is

---------------------
effected at the current market price. For the period ended July 31, 2007, the following Portfolios engaged in security transactions with affiliated funds and/or portfolios:

                                                               COST OF      PROCEEDS     REALIZED
PORTFOLIO                                                     PURCHASES    FROM SALES   GAIN/(LOSS)
---------                                                     ----------   ----------   -----------
High Yield Bond.............................................  $       --   $9,459,581    $424,141
MFS Total Return............................................   2,007,950      756,328       6,566
Telecom Utility.............................................      67,584           --          --
Equity Opportunities........................................      19,971      558,474      59,322
Capital Growth..............................................     412,849      181,040      12,001
Technology..................................................          --      130,000      40,000

15. OTHER MATTERS: The matter related to AIG's settlement with the Securities and Exchange Commission (the "Commission") and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the Commission issued a permanent exemptive order (the "Order") pursuant to Section 9(c) of the Investment Company Act of 1940, as amended, to American International Group, Inc. (AIG) and certain affiliated persons of AIG, including AIG SunAmerica Asset Management Corp., AIG Global Investment Corp. and AIG SunAmerica Capital Services, Inc. The Order permits each entity to continue to provide advisory or distribution services to the Trust. There has been no adverse impact on the Trust or the Trust's shareholders.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                       NET                     DIVIDENDS
                           NET       REALIZED       TOTAL      DECLARED      DIVIDENDS
             NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET      FROM NET
               VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-      REALIZED
  PERIOD     BEGINNING   INCOME         ON           MENT        MENT         GAIN ON          TOTAL
   ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME      INVESTMENTS    DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------
                                  Cash Management Portfolio -- Class 1
01/31/03      $11.07      $0.15      $ (0.02)      $  0.13      $(0.37)       $   --          $(0.37)
01/31/04       10.83       0.08         0.00          0.08       (0.23)           --           (0.23)
01/31/05       10.68       0.10        (0.01)         0.09       (0.08)           --           (0.08)
01/31/06       10.69       0.32           --          0.32       (0.09)           --           (0.09)
01/31/07       10.92       0.52        (0.01)         0.51       (0.28)           --           (0.28)
07/31/07++     11.15       0.27           --          0.27          --            --              --
                                  Cash Management Portfolio -- Class 2
01/31/03       11.05       0.12         0.01          0.13       (0.36)           --           (0.36)
01/31/04       10.82       0.06        (0.01)         0.05       (0.21)           --           (0.21)
01/31/05       10.66       0.08         0.01          0.09       (0.07)           --           (0.07)
01/31/06       10.68       0.30           --          0.30       (0.08)           --           (0.08)
01/31/07       10.90       0.49           --          0.49       (0.26)           --           (0.26)
07/31/07++     11.13       0.26           --          0.26          --            --              --
                                  Cash Management Portfolio -- Class 3
09/30/02@-
01/31/03       10.78       0.02         0.01          0.03          --            --              --
01/31/04       10.81       0.04         0.01          0.05       (0.21)           --           (0.21)
01/31/05       10.65       0.08        (0.01)         0.07       (0.06)           --           (0.06)
01/31/06       10.66       0.29           --          0.29       (0.07)           --           (0.07)
01/31/07       10.88       0.48           --          0.48       (0.25)           --           (0.25)
07/31/07++     11.11       0.26           --          0.26          --            --              --
                                  Corporate Bond Portfolio -- Class 1
01/31/03       11.17       0.80        (0.02)         0.78       (0.71)           --           (0.71)
01/31/04       11.24       0.69         0.71          1.40       (0.72)           --           (0.72)
01/31/05       11.92       0.65         0.07          0.72       (0.62)           --           (0.62)
01/31/06       12.02       0.62        (0.44)         0.18       (0.55)           --           (0.55)
01/31/07       11.65       0.65         0.02          0.67       (0.53)           --           (0.53)
07/31/07++     11.79       0.32        (0.21)         0.11          --            --              --
                                  Corporate Bond Portfolio -- Class 2
01/31/03       11.17       0.73         0.03          0.76       (0.70)           --           (0.70)
01/31/04       11.23       0.67         0.71          1.38       (0.70)           --           (0.70)
01/31/05       11.91       0.63         0.07          0.70       (0.61)           --           (0.61)
01/31/06       12.00       0.60        (0.42)         0.18       (0.54)           --           (0.54)
01/31/07       11.64       0.63         0.01          0.64       (0.51)           --           (0.51)
07/31/07++     11.77       0.31        (0.21)         0.10          --            --              --
                                  Corporate Bond Portfolio -- Class 3
09/30/02@-
01/31/03       10.83       0.20         0.20          0.40          --            --              --
01/31/04       11.23       0.61         0.75          1.36       (0.70)           --           (0.70)
01/31/05       11.89       0.59         0.11          0.70       (0.60)           --           (0.60)
01/31/06       11.99       0.58        (0.43)         0.15       (0.52)           --           (0.52)
01/31/07       11.62       0.60         0.03          0.63       (0.50)           --           (0.50)
07/31/07++     11.75       0.30        (0.21)         0.09          --            --              --


              NET                  NET                   RATIO OF NET
             ASSET                ASSETS     RATIO OF     INVESTMENT
             VALUE                END OF     EXPENSES     INCOME TO
  PERIOD     END OF    TOTAL      PERIOD    TO AVERAGE     AVERAGE      PORTFOLIO
   ENDED     PERIOD   RETURN**   (000'S)    NET ASSETS    NET ASSETS    TURNOVER
-----------  --------------------------------------------------------------------
                             Cash Management Portfolio -- Class 1
01/31/03     $10.83      1.22%   $457,994     0.52%         1.37%          --%
01/31/04      10.68      0.72     244,351      0.54          0.69          --
01/31/05      10.69      0.86     227,570      0.56          0.90          --
01/31/06      10.92      3.04     191,254      0.54          2.91          --
01/31/07      11.15      4.71     216,529      0.50          4.63          --
07/31/07++    11.42      2.42     280,274     0.49+         4.88+          --
                             Cash Management Portfolio -- Class 2
01/31/03      10.82      1.22      82,513      0.67          1.13          --
01/31/04      10.66      0.48      54,706      0.69          0.54          --
01/31/05      10.68      0.80      56,609      0.71          0.77          --
01/31/06      10.90      2.80      46,240      0.69          2.75          --
01/31/07      11.13      4.57      52,721      0.65          4.48          --
07/31/07++    11.39      2.34      65,650     0.64+         4.73+          --
                             Cash Management Portfolio -- Class 3
09/30/02@-
01/31/03      10.81      0.28      10,355      0.76+         0.68+         --
01/31/04      10.65      0.45      59,832      0.80          0.37          --
01/31/05      10.66      0.63     109,704      0.81          0.75          --
01/31/06      10.88      2.70     124,629      0.79          2.70          --
01/31/07      11.11      4.48     184,858      0.75          4.40          --
07/31/07++    11.37      2.34     224,942     0.74+         4.63+          --
                             Corporate Bond Portfolio -- Class 1
01/31/03      11.24      7.17     263,378      0.65          7.17          46(1)
01/31/04      11.92     12.67     277,860      0.64          5.89          48(1)
01/31/05      12.02      6.18     279,090      0.63          5.46          33(1)
01/31/06      11.65      1.60     280,564      0.62          5.23          44
01/31/07      11.79      5.82     285,098      0.60          5.53          41
07/31/07++    11.90      0.93     284,696     0.59+         5.47+          14
                             Corporate Bond Portfolio -- Class 2
01/31/03      11.23      6.99      40,274      0.80          6.87          46(1)
01/31/04      11.91     12.53      55,428      0.79          5.73          48(1)
01/31/05      12.00      5.95      63,706      0.78          5.30          33(1)
01/31/06      11.64      1.54      61,250      0.77          5.08          44
01/31/07      11.77      5.58      58,163      0.75          5.38          41
07/31/07++    11.87      0.85      57,604     0.74+         5.32+          14
                             Corporate Bond Portfolio -- Class 3
09/30/02@-
01/31/03      11.23      3.69       2,965      0.87+         5.87+         46(1)
01/31/04      11.89     12.31      29,614      0.90          5.56          48(1)
01/31/05      11.99      5.96      92,720      0.89          5.13          33(1)
01/31/06      11.62      1.35     142,751      0.87          4.96          44
01/31/07      11.75      5.49     267,266      0.85          5.25          41
07/31/07++    11.84      0.77     367,560     0.84+         5.20+          14

---------------

  *  Calculated based upon average shares outstanding.
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
     If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
  +  Annualized
 ++  Unaudited
  @  Inception date of class
(1)  Portfolio turnover includes paydowns on securities.
     Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2003     2004     2005
                                                              ----     ----     ----
Corporate Bond..............................................   45%      46%      32%

See Notes to Financial Statements
---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                       NET                        DIVIDENDS      DIVIDENDS
                          NET        REALIZED        TOTAL        DECLARED       FROM NET                      NET
            NET ASSET   INVEST-    & UNREALIZED       FROM        FROM NET       REALIZED                     ASSET
              VALUE      MENT      GAIN (LOSS)      INVEST-        INVEST-        GAIN ON                     VALUE
  PERIOD    BEGINNING   INCOME          ON            MENT          MENT          INVEST-         TOTAL       END OF
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME          MENTS      DISTRIBUTIONS   PERIOD
--------------------------------------------------------------------------------------------------------------------
                                          Global Bond Portfolio -- Class 1
01/31/03     $10.63      $0.42        $0.25          $0.67         $(0.18)        $(0.15)        $(0.33)      $10.97
01/31/04      10.97       0.36         0.05           0.41             --             --             --        11.38
01/31/05      11.38       0.32         0.18           0.50             --          (0.14)         (0.14)       11.74
01/31/06      11.74       0.28         0.06           0.34          (0.38)         (0.06)         (0.44)       11.64
01/31/07      11.64       0.30         0.04           0.34          (1.11)         (0.23)         (1.34)       10.64
07/31/07++    10.64       0.15         0.19           0.34             --             --             --        10.98
                                          Global Bond Portfolio -- Class 2
01/31/03      10.63       0.38         0.27           0.65          (0.17)         (0.15)         (0.32)       10.96
01/31/04      10.96       0.33         0.06           0.39             --             --             --        11.35
01/31/05      11.35       0.30         0.18           0.48             --          (0.14)         (0.14)       11.69
01/31/06      11.69       0.26         0.06           0.32          (0.37)         (0.06)         (0.43)       11.58
01/31/07      11.58       0.27         0.05           0.32          (1.09)         (0.23)         (1.32)       10.58
07/31/07++    10.58       0.14         0.20           0.34             --             --             --        10.92
                                          Global Bond Portfolio -- Class 3
09/30/02@-
01/31/03      10.68       0.11         0.17           0.28             --             --             --        10.96
01/31/04      10.96       0.30         0.08           0.38             --             --             --        11.34
01/31/05      11.34       0.28         0.18           0.46             --          (0.14)         (0.14)       11.66
01/31/06      11.66       0.25         0.06           0.31          (0.35)         (0.06)         (0.41)       11.56
01/31/07      11.56       0.25         0.05           0.30          (1.08)         (0.23)         (1.31)       10.55
07/31/07++    10.55       0.13         0.20           0.33             --             --             --        10.88


                         NET                    RATIO OF NET
                        ASSETS     RATIO OF      INVESTMENT
                        END OF     EXPENSES      INCOME TO
  PERIOD     TOTAL      PERIOD    TO AVERAGE      AVERAGE      PORTFOLIO
  ENDED     RETURN**   (000'S)    NET ASSETS     NET ASSETS    TURNOVER
----------  ------------------------------------------------------------
                          Global Bond Portfolio -- Class 1
01/31/03       6.36%   $132,160     0.80%          3.89%          66%
01/31/04       3.74     114,854      0.82           3.17         115
01/31/05       4.38     102,785      0.83           2.79          86
01/31/06       2.98      97,472      0.83           2.40         164
01/31/07       3.08      85,764      0.82           2.57          44
07/31/07++     3.20      85,377      0.82(1)+       2.80(1)+      36
                          Global Bond Portfolio -- Class 2
01/31/03       6.18      10,931      0.94           3.70          66
01/31/04       3.56      14,577      0.97           3.00         115
01/31/05       4.22      16,528      0.98           2.63          86
01/31/06       2.76      18,586      0.98           2.25         164
01/31/07       2.92      18,246      0.97           2.41          44
07/31/07++     3.21      18,379      0.97(1)+       2.65(1)+      36
                          Global Bond Portfolio -- Class 3
09/30/02@-
01/31/03       2.62         848      0.98+          3.20+         66
01/31/04       3.47       8,162      1.07           2.82         115
01/31/05       4.04      17,720      1.09           2.51          86
01/31/06       2.75      29,074      1.08           2.15         164
01/31/07       2.74      50,196      1.07           2.30          44
07/31/07++     3.13      65,815      1.07(1)+       2.55(1)+      36

---------------

  *  Calculated based upon average shares outstanding.
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
     If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
  +  Annualized
 ++  Unaudited
  @  Inception date of class
(1)  The ratio is gross of custody credits of 0.01%.

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                      NET                     DIVIDENDS   DIVIDENDS
                          NET       REALIZED       TOTAL      DECLARED    FROM NET                     NET
            NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET    REALIZED                    ASSET
              VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON                    VALUE
  PERIOD    BEGINNING   INCOME         ON           MENT        MENT       INVEST-        TOTAL       END OF
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME       MENTS     DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------
                                    High-Yield Bond Portfolio -- Class 1
01/31/03     $ 7.01      $0.63       $(0.98)       $(0.35)     $(0.99)     $   --        $(0.99)      $ 5.67
01/31/04       5.67       0.58         1.21          1.79       (0.46)         --         (0.46)        7.00
01/31/05       7.00       0.61         0.35          0.96       (0.66)         --         (0.66)        7.30
01/31/06       7.30       0.57         0.16          0.73       (0.77)         --         (0.77)        7.26
01/31/07       7.26       0.54         0.34          0.88       (0.60)         --         (0.60)        7.54
07/31/07++     7.54       0.29        (0.43)        (0.14)         --          --            --         7.40
                                    High-Yield Bond Portfolio -- Class 2
01/31/03       7.00       0.57        (0.92)        (0.35)      (0.98)         --         (0.98)        5.67
01/31/04       5.67       0.55         1.22          1.77       (0.45)         --         (0.45)        6.99
01/31/05       6.99       0.59         0.35          0.94       (0.65)         --         (0.65)        7.28
01/31/06       7.28       0.56         0.17          0.73       (0.76)         --         (0.76)        7.25
01/31/07       7.25       0.53         0.34          0.87       (0.59)         --         (0.59)        7.53
07/31/07++     7.53       0.28        (0.43)        (0.15)         --          --            --         7.38
                                    High-Yield Bond Portfolio -- Class 3
09/30/02@-
01/31/03       5.21       0.18         0.28          0.46          --          --            --         5.67
01/31/04       5.67       0.54         1.22          1.76       (0.45)         --         (0.45)        6.98
01/31/05       6.98       0.57         0.37          0.94       (0.64)         --         (0.64)        7.28
01/31/06       7.28       0.54         0.17          0.71       (0.75)         --         (0.75)        7.24
01/31/07       7.24       0.51         0.35          0.86       (0.58)         --         (0.58)        7.52
07/31/07++     7.52       0.26        (0.41)        (0.15)         --          --            --         7.37
                                 Worldwide High Income Portfolio -- Class 1
01/31/03       7.65       0.67        (0.72)        (0.05)      (1.06)         --         (1.06)        6.54
01/31/04       6.54       0.52         1.11          1.63       (0.63)         --         (0.63)        7.54
01/31/05       7.54       0.56         0.07          0.63       (0.49)         --         (0.49)        7.68
01/31/06       7.68       0.52         0.10          0.62       (0.63)         --         (0.63)        7.67
01/31/07       7.67       0.48         0.13          0.61       (0.60)         --         (0.60)        7.68
07/31/07++     7.68       0.25        (0.13)         0.12          --          --            --         7.80
                                 Worldwide High Income Portfolio -- Class 2
01/31/03       7.65       0.62        (0.70)        (0.08)      (1.05)         --         (1.05)        6.52
01/31/04       6.52       0.49         1.13          1.62       (0.62)         --         (0.62)        7.52
01/31/05       7.52       0.54         0.07          0.61       (0.48)         --         (0.48)        7.65
01/31/06       7.65       0.50         0.11          0.61       (0.62)         --         (0.62)        7.64
01/31/07       7.64       0.47         0.13          0.60       (0.59)         --         (0.59)        7.65
07/31/07++     7.65       0.25        (0.13)         0.12          --          --            --         7.77
                                 Worldwide High Income Portfolio -- Class 3
11/11/02@-
01/31/03       6.15       0.14         0.23          0.37          --          --            --         6.52
01/31/04       6.52       0.49         1.11          1.60       (0.62)         --         (0.62)        7.50
01/31/05       7.50       0.50         0.11          0.61       (0.47)         --         (0.47)        7.64
01/31/06       7.64       0.48         0.12          0.60       (0.61)         --         (0.61)        7.63
01/31/07       7.63       0.45         0.14          0.59       (0.58)         --         (0.58)        7.64
07/31/07++     7.64       0.23        (0.12)         0.11          --          --            --         7.75


                         NET                   RATIO OF NET
                        ASSETS     RATIO OF     INVESTMENT
                        END OF     EXPENSES       INCOME
  PERIOD     TOTAL      PERIOD    TO AVERAGE    TO AVERAGE    PORTFOLIO
  ENDED     RETURN**    (000S)    NET ASSETS    NET ASSETS    TURNOVER
----------  -----------------------------------------------------------
                       High-Yield Bond Portfolio -- Class 1
01/31/03      (3.92)%  $221,410      0.75%        10.09%         121%(2)
01/31/04      32.41     311,063      0.73          9.09          125(2)
01/31/05      14.59     269,008      0.72          8.66           88(2)
01/31/06      10.65     242,766      0.74(1)       7.75(1)        71
01/31/07      12.41     231,605      0.69          7.22           60
07/31/07++    (1.86)    185,130     0.75+          7.51+          48
                       High-Yield Bond Portfolio -- Class 2
01/31/03      (3.87)     18,881      0.91         10.15          121(2)
01/31/04      32.05      44,595      0.88          8.82          125(2)
01/31/05      14.29      44,426      0.87          8.49           88(2)
01/31/06      10.65      41,544      0.89(1)       7.59(1)        71
01/31/07      12.28      43,015      0.84          7.07           60
07/31/07++    (1.99)     37,265     0.90+          7.21+          48
                       High-Yield Bond Portfolio -- Class 3
09/30/02@-
01/31/03       8.83       3,165      1.04+        10.74+         121(2)
01/31/04      31.84      28,897      0.97          8.51          125(2)
01/31/05      14.36      42,599      0.97          8.31           88(2)
01/31/06      10.41      54,144      0.99(1)       7.48(1)        71
01/31/07      12.19      92,275      0.93          6.95           60
07/31/07++    (1.99)     96,260     1.00+          6.96+          48
                    Worldwide High Income Portfolio -- Class 1
01/31/03       0.45      77,847      1.15          9.55          103(2)
01/31/04      25.40      92,530      1.15          7.16          149(2)
01/31/05       8.64      86,357      1.13          7.37           90(2)
01/31/06       8.49      80,462      0.97          6.69           48
01/31/07       8.27      74,677      0.97          6.26           42
07/31/07++     1.56      71,002     0.97+          6.45+          13
                    Worldwide High Income Portfolio -- Class 2
01/31/03       0.10       3,247      1.29          9.44          103(2)
01/31/04      25.31       6,927      1.30          7.00          149(2)
01/31/05       8.38       8,064      1.28          7.22           90(2)
01/31/06       8.36       8,336      1.12          6.52           48
01/31/07       8.14       7,918      1.12          6.11           42
07/31/07++     1.57       7,606     1.12+          6.30+          13
                    Worldwide High Income Portfolio -- Class 3
11/11/02@-
01/31/03       6.02         106      1.36+         9.43+         103(2)
01/31/04      24.95         718      1.39          6.74          149(2)
01/31/05       8.43       1,123      1.38          7.06           90(2)
01/31/06       8.26       1,622      1.22          6.36           48
01/31/07       8.05       3,162      1.22          6.02           42
07/31/07++     1.44       5,077     1.21+          6.29+          13

---------------

  *  Calculated based upon average shares outstanding.
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
     If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
  +  Annualized
 ++  Unaudited
  @  Inception date of class
(1)  Gross of custody credits of 0.01%.
(2)  Portfolio turnover includes paydowns on securities.
     Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2003     2004     2005
                                                              ----     ----     ----
High-Yield Bond.............................................  121%     125%      88%
Worldwide High Income.......................................  103      149       90

See Notes to Financial Statements
---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                      NET                     DIVIDENDS   DIVIDENDS
                          NET       REALIZED       TOTAL      DECLARED    FROM NET                     NET
            NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET    REALIZED                    ASSET
              VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON                    VALUE
  PERIOD    BEGINNING   INCOME         ON           MENT        MENT       INVEST-        TOTAL       END OF
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME       MENTS     DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------
                                       Balanced Portfolio# -- Class 1
01/31/03     $14.02      $0.25       $(2.34)       $(2.09)     $(0.34)     $   --        $(0.34)      $11.59
01/31/04      11.59       0.18         1.95          2.13       (0.29)         --         (0.29)       13.43
01/31/05      13.43       0.28         0.32          0.60       (0.21)         --         (0.21)       13.82
01/31/06      13.82       0.31         0.30          0.61       (0.35)         --         (0.35)       14.08
01/31/07      14.08       0.36         1.10          1.46       (0.41)         --         (0.41)       15.13
07/31/07++    15.13       0.19         0.15          0.34          --          --            --        15.47
                                       Balanced Portfolio# -- Class 2
01/31/03      14.01       0.21        (2.31)        (2.10)      (0.33)         --         (0.33)       11.58
01/31/04      11.58       0.16         1.95          2.11       (0.27)         --         (0.27)       13.42
01/31/05      13.42       0.26         0.31          0.57       (0.19)         --         (0.19)       13.80
01/31/06      13.80       0.28         0.31          0.59       (0.33)         --         (0.33)       14.06
01/31/07      14.06       0.34         1.10          1.44       (0.39)         --         (0.39)       15.11
07/31/07++    15.11       0.18         0.15          0.33          --          --            --        15.44
                                       Balanced Portfolio# -- Class 3
09/30/02@-
01/31/03      11.84       0.05        (0.32)        (0.27)         --          --            --        11.57
01/31/04      11.57       0.14         1.96          2.10       (0.27)         --         (0.27)       13.40
01/31/05      13.40       0.25         0.31          0.56       (0.18)         --         (0.18)       13.78
01/31/06      13.78       0.27         0.31          0.58       (0.32)         --         (0.32)       14.04
01/31/07      14.04       0.32         1.10          1.42       (0.37)         --         (0.37)       15.09
07/31/07++    15.09       0.17         0.15          0.32          --          --            --        15.41
                                   MFS Total Return Portfolio -- Class 1
01/31/03      15.39       0.41        (1.34)        (0.93)      (0.29)      (0.18)        (0.47)       13.99
01/31/04      13.99       0.36         2.51          2.87       (0.65)         --         (0.65)       16.21
01/31/05      16.21       0.41         0.97          1.38       (0.03)         --         (0.03)       17.56
01/31/06      17.56       0.44         0.50          0.94       (0.39)      (0.85)        (1.24)       17.26
01/31/07      17.26       0.50         1.47          1.97       (0.43)      (0.61)        (1.04)       18.19
07/31/07++    18.19       0.25         0.08          0.33          --          --            --        18.52
                                   MFS Total Return Portfolio -- Class 2
01/31/03      15.38       0.36        (1.31)        (0.95)      (0.28)      (0.18)        (0.46)       13.97
01/31/04      13.97       0.33         2.52          2.85       (0.61)         --         (0.61)       16.21
01/31/05      16.21       0.38         0.98          1.36       (0.03)         --         (0.03)       17.54
01/31/06      17.54       0.41         0.51          0.92       (0.37)      (0.85)        (1.22)       17.24
01/31/07      17.24       0.47         1.48          1.95       (0.41)      (0.61)        (1.02)       18.17
07/31/07++    18.17       0.24         0.07          0.31          --          --            --        18.48
                                   MFS Total Return Portfolio -- Class 3
09/30/02@-
01/31/03      13.61       0.09         0.27          0.36          --          --            --        13.97
01/31/04      13.97       0.30         2.53          2.83       (0.59)         --         (0.59)       16.21
01/31/05      16.21       0.36         0.98          1.34       (0.03)         --         (0.03)       17.52
01/31/06      17.52       0.38         0.52          0.90       (0.35)      (0.85)        (1.20)       17.22
01/31/07      17.22       0.44         1.48          1.92       (0.39)      (0.61)        (1.00)       18.14
07/31/07++    18.14       0.22         0.08          0.30          --          --            --        18.44


                         NET                   RATIO OF NET
                        ASSETS     RATIO OF     INVESTMENT
                        END OF     EXPENSES       INCOME
  PERIOD     TOTAL      PERIOD    TO AVERAGE    TO AVERAGE    PORTFOLIO
  ENDED     RETURN**   (000'S)    NET ASSETS    NET ASSETS    TURNOVER
----------  -----------------------------------------------------------
                          Balanced Portfolio# -- Class 1
01/31/03     (14.95)%  $310,531     0.68%         1.91%          611%(2)
01/31/04      18.51     318,419      0.69          1.45          187(2)
01/31/05       4.52     275,323      0.72(1)       2.03(1)       192(2)
01/31/06       4.55(3)  224,250      0.73(1)       2.16(1)       227
01/31/07      10.46     191,204      0.74          2.50          141
07/31/07++     2.25     173,048     0.75 (1)+      2.46(1)+       40
                          Balanced Portfolio# -- Class 2
01/31/03     (15.04)     19,712      0.82          1.72          611(2)
01/31/04      18.36      27,532      0.84          1.30          187(2)
01/31/05       4.30      26,777      0.87(1)       1.89(1)       192(2)
01/31/06       4.40(3)   23,725      0.88(1)       2.01(1)       227
01/31/07      10.32      21,819      0.89          2.35          141
07/31/07++     2.18      20,776      0.90(1)+      2.32(1)+       40
                          Balanced Portfolio# -- Class 3
09/30/02@-
01/31/03      (2.28)        579      0.89+         1.33+         611(2)
01/31/04      18.25       6,581      0.95          1.20          187(2)
01/31/05       4.21      12,460      0.98(1)       1.86(1)       192(2)
01/31/06       4.31(3)   12,943      0.98(1)       1.90(1)       227
01/31/07      10.23      16,970      0.99          2.25          141
07/31/07++     2.12      18,796      1.00(1)+      2.20(1)+       40
                       MFS Total Return Portfolio -- Class 1
01/31/03      (5.96)    516,660      0.72(1)       2.81(1)        73(2)
01/31/04      20.73     630,428      0.74(1)       2.37(1)        56(2)
01/31/05       8.53     660,464      0.74(1)       2.42(1)        64(2)
01/31/06       5.74     674,833      0.71(1)       2.48(1)        44
01/31/07      11.76     660,292      0.71(1)       2.83(1)        51
07/31/07++     1.81(4)  630,180      0.70(1)+      2.67(1)+       23
                       MFS Total Return Portfolio -- Class 2
01/31/03      (6.12)     92,257      0.87(1)       2.62(1)        73(2)
01/31/04      20.58     141,025      0.89(1)       2.21(1)        56(2)
01/31/05       8.40     146,906      0.89(1)       2.27(1)        64(2)
01/31/06       5.59     140,809      0.86(1)       2.33(1)        44
01/31/07      11.61     134,921      0.86(1)       2.68(1)        51
07/31/07++     1.71(4)  125,722      0.85(1)+      2.52(1)+       23
                       MFS Total Return Portfolio -- Class 3
09/30/02@-
01/31/03       2.65       6,325      0.98(1)+      2.24(1)+       73(2)
01/31/04      20.43      59,339      0.99(1)       2.05(1)        56(2)
01/31/05       8.27     141,874      0.99(1)       2.19(1)        64(2)
01/31/06       5.50     205,505      0.96(1)       2.22(1)        44
01/31/07      11.46     332,382      0.96(1)       2.58(1)        51
07/31/07++     1.65(4)  395,716      0.95(1)+      2.41(1)+       23

---------------

  *  Calculated based upon average shares outstanding.
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
     If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
  +  Annualized
 ++  Unaudited
  @  Inception date of class
  #  See Note 1
(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                              1/03     1/04     1/05     1/06     1/07      7/07+
                                                              ----     ----     ----     ----     -----     -----
Balanced Class 1............................................    --%      --%    0.00%    0.02%       --%     0.00%
Balanced Class 2............................................    --       --     0.00     0.02        --      0.00
Balanced Class 3............................................    --       --     0.00     0.02        --      0.00
MFS Total Return Class 1....................................  0.01     0.02     0.02     0.01      0.01      0.01
MFS Total Return Class 2....................................  0.01     0.02     0.02     0.01      0.01      0.01
MFS Total Return Class 3....................................  0.01     0.02     0.02     0.01      0.01      0.00

(2)  Portfolio turnover includes paydowns on securities.
     Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                              2003     2004     2005
                                                              ----     ----     ----
Balanced....................................................  611%     186%     192%
MFS Total Return............................................   68       49       60

(3) The Portfolio's total return was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.
(4) The Portfolio's total return was increased by less than 0.01% from payment by an affiliate (Note 6).

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                      NET                     DIVIDENDS   DIVIDENDS
                          NET       REALIZED       TOTAL      DECLARED    FROM NET                     NET
            NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET    REALIZED                    ASSET
              VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON                    VALUE
  PERIOD    BEGINNING   INCOME         ON           MENT        MENT       INVEST-        TOTAL       END OF
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME       MENTS     DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------
                                    Telecom Utility Portfolio -- Class 1
01/31/03     $10.01      $0.41       $(2.71)       $(2.30)     $(0.87)      $  --        $(0.87)      $ 6.84
01/31/04       6.84       0.36         1.25          1.61       (0.48)         --         (0.48)        7.97
01/31/05       7.97       0.34         0.75          1.09       (0.41)         --         (0.41)        8.65
01/31/06       8.65       0.32         0.60          0.92       (0.39)         --         (0.39)        9.18
01/31/07       9.18       0.35         1.78          2.13       (0.37)         --         (0.37)       10.94
07/31/07++    10.94       0.20         0.70          0.90          --          --            --        11.84
                                    Telecom Utility Portfolio -- Class 2
01/31/03      10.01       0.38        (2.69)        (2.31)      (0.86)         --         (0.86)        6.84
01/31/04       6.84       0.35         1.24          1.59       (0.47)         --         (0.47)        7.96
01/31/05       7.96       0.32         0.76          1.08       (0.40)         --         (0.40)        8.64
01/31/06       8.64       0.31         0.60          0.91       (0.38)         --         (0.38)        9.17
01/31/07       9.17       0.32         1.79          2.11       (0.35)         --         (0.35)       10.93
07/31/07++    10.93       0.18         0.71          0.89          --          --            --        11.82
                                    Telecom Utility Portfolio -- Class 3
11/11/02@-
01/31/03       6.75       0.09           --          0.09          --          --            --         6.84
01/31/04       6.84       0.33         1.25          1.58       (0.47)         --         (0.47)        7.95
01/31/05       7.95       0.33         0.74          1.07       (0.39)         --         (0.39)        8.63
01/31/06       8.63       0.29         0.61          0.90       (0.37)         --         (0.37)        9.16
01/31/07       9.16       0.26         1.83          2.09       (0.34)         --         (0.34)       10.91
07/31/07++    10.91       0.16         0.73          0.89          --          --            --        11.80
                                     Equity Index Portfolio -- Class 1
01/31/03       9.59       0.09        (2.33)        (2.24)      (0.08)         --         (0.08)        7.27
01/31/04       7.27       0.10         2.34          2.44       (0.09)         --         (0.09)        9.62
01/31/05       9.62       0.14         0.40          0.54       (0.11)         --         (0.11)       10.05
01/31/06      10.05       0.14         0.84          0.98       (0.17)         --         (0.17)       10.86
01/31/07      10.86       0.16         1.34          1.50       (0.18)         --         (0.18)       12.18
07/31/07++    12.18       0.09         0.15          0.24          --          --            --        12.42


                         NET                   RATIO OF NET
                        ASSETS     RATIO OF     INVESTMENT
                        END OF     EXPENSES       INCOME
  PERIOD     TOTAL      PERIOD    TO AVERAGE    TO AVERAGE    PORTFOLIO
  ENDED     RETURN**    (000S)    NET ASSETS    NET ASSETS    TURNOVER
----------  -----------------------------------------------------------
                       Telecom Utility Portfolio -- Class 1
01/31/03     (22.90)%  $52,982       0.95%(2)      4.82%(2)      123%
01/31/04      24.12     50,898       0.98(2)       4.83(2)        19
01/31/05      14.11     50,866       0.97(2)       4.10(2)        29
01/31/06      10.90     43,498       0.91(2)       3.54(2)         6
01/31/07      23.49     50,319       0.90(2)       3.50(2)        73
07/31/07++     8.23     47,612       0.97(2)+      3.31(2)+      128
                       Telecom Utility Portfolio -- Class 2
01/31/03     (22.99)     3,466       1.12(2)       4.90(2)       123
01/31/04      23.78      3,835       1.13(2)       4.64(2)        19
01/31/05      13.97      4,427       1.12(2)       3.94(2)        29
01/31/06      10.76      4,739       1.06(2)       3.37(2)         6
01/31/07      23.36      6,635       1.05(2)       3.30(2)        73
07/31/07++     8.14      6,165       1.12(2)+      3.12(2)+      128
                       Telecom Utility Portfolio -- Class 3
11/11/02@-
01/31/03       1.33        103    1.29(2)+     6.18(2)+          123
01/31/04      23.61        188       1.23(2)       4.41(2)        19
01/31/05      13.89        142       1.22(2)       4.07(2)        29
01/31/06      10.67        278       1.15(2)       3.24(2)         6
01/31/07      23.17      1,510       1.15(2)       2.80(2)        73
07/31/07++     8.16      3,978       1.23(2)+      2.87(2)+      128
                         Equity Index Portfolio -- Class 1
01/31/03     (23.31)    37,586       0.55(1)       1.07(1)         4
01/31/04      33.68     49,616       0.55(1)       1.19(1)         1
01/31/05       5.65     46,789       0.55(1)       1.42(1)         4
01/31/06       9.86     41,634       0.55(1)(3)     1.30(1)(3)      2
01/31/07      13.89     37,909       0.55(1)       1.38(1)         2
07/31/07++     1.97     35,311       0.55(1)+      1.37(1)+        1

---------------

  * Calculated based upon average shares outstanding.

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  + Annualized

 ++ Unaudited

 @ Inception date of class

(1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                EXPENSES                            NET INVESTMENT INCOME (LOSS)
                               -------------------------------------------   -------------------------------------------
                               1/03   1/04   1/05   1/06(3)   1/07   7/07+   1/03   1/04   1/05   1/06(3)   1/07   7/07+
                               -------------------------------------------   -------------------------------------------
Equity Index Class 1.........  0.58%  0.62%  0.63%  0.63%     0.67%  0.65%   1.04%  1.12%  1.34%  1.24%     1.28%  1.27%

(2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following (Note 7):

                                                              1/03     1/04     1/05     1/06(3)     1/07     7/07+
                                                              ----     ----     ----     -------     ----     -----
Telecom Utility Class 1.....................................  0.07%    0.04%    0.01%     0.03%      0.04%    0.02%
Telecom Utility Class 2.....................................  0.08     0.04     0.01      0.03       0.04     0.02
Telecom Utility Class 3.....................................  0.07     0.04     0.01      0.03       0.04     0.06

(3) Net of custody credits of 0.01%

See Notes to Financial Statements
---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                      NET                     DIVIDENDS   DIVIDENDS
                          NET       REALIZED       TOTAL      DECLARED    FROM NET                     NET
            NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET    REALIZED                    ASSET
              VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON                    VALUE
  PERIOD    BEGINNING   INCOME         ON           MENT        MENT       INVEST-        TOTAL       END OF
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME       MENTS     DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------
                                     Growth-Income Portfolio -- Class 1
01/31/03     $21.75      $0.16       $(4.86)       $(4.70)     $(0.17)     $   --        $(0.17)      $16.88
01/31/04      16.88       0.13         5.43          5.56       (0.19)         --         (0.19)       22.25
01/31/05      22.25       0.10         1.06          1.16       (0.16)         --         (0.16)       23.25
01/31/06      23.25       0.14         3.11          3.25       (0.14)         --         (0.14)       26.36
01/31/07      26.36       0.20         1.42          1.62       (0.20)         --         (0.20)       27.78
07/31/07++    27.78       0.08         0.50          0.58          --          --            --        28.36
                                     Growth-Income Portfolio -- Class 2
01/31/03      21.74       0.12        (4.85)        (4.73)      (0.15)         --         (0.15)       16.86
01/31/04      16.86       0.10         5.42          5.52       (0.16)         --         (0.16)       22.22
01/31/05      22.22       0.07         1.06          1.13       (0.13)         --         (0.13)       23.22
01/31/06      23.22       0.11         3.10          3.21       (0.10)         --         (0.10)       26.33
01/31/07      26.33       0.16         1.41          1.57       (0.16)         --         (0.16)       27.74
07/31/07++    27.74       0.06         0.50          0.56          --          --            --        28.30
                                     Growth-Income Portfolio -- Class 3
09/30/02@-
01/31/03      16.90       0.03        (0.08)        (0.05)         --          --            --        16.85
01/31/04      16.85       0.07         5.44          5.51       (0.16)         --         (0.16)       22.20
01/31/05      22.20       0.04         1.06          1.10       (0.11)         --         (0.11)       23.19
01/31/06      23.19       0.08         3.10          3.18       (0.08)         --         (0.08)       26.29
01/31/07      26.29       0.13         1.42          1.55       (0.14)         --         (0.14)       27.70
07/31/07++    27.70       0.04         0.51          0.55          --          --            --        28.25
                                 Equity Opportunities Portfolio# -- Class 1
01/31/03      14.84       0.19        (3.27)        (3.08)      (0.15)         --         (0.15)       11.61
01/31/04      11.61       0.21         3.63          3.84       (0.21)         --         (0.21)       15.24
01/31/05      15.24       0.23         0.82          1.05       (0.23)         --         (0.23)       16.06
01/31/06      16.06       0.25         1.09          1.34       (0.26)         --         (0.26)       17.14
01/31/07      17.14       0.28         2.35          2.63       (0.30)      (0.21)        (0.51)       19.26
07/31/07++    19.26       0.11        (0.20)        (0.09)         --          --            --        19.17
                                 Equity Opportunities Portfolio# -- Class 2
01/31/03      14.84       0.16        (3.28)        (3.12)      (0.13)         --         (0.13)       11.59
01/31/04      11.59       0.19         3.63          3.82       (0.19)         --         (0.19)       15.22
01/31/05      15.22       0.21         0.82          1.03       (0.21)         --         (0.21)       16.04
01/31/06      16.04       0.22         1.09          1.31       (0.24)         --         (0.24)       17.11
01/31/07      17.11       0.25         2.34          2.59       (0.27)      (0.21)        (0.48)       19.22
07/31/07++    19.22       0.09        (0.19)        (0.10)         --          --            --        19.12
                                 Equity Opportunities Portfolio# -- Class 3
09/30/02@-
01/31/03      11.10       0.05         0.44          0.49          --          --            --        11.59
01/31/04      11.59       0.16         3.64          3.80       (0.19)         --         (0.19)       15.20
01/31/05      15.20       0.19         0.82          1.01       (0.19)         --         (0.19)       16.02
01/31/06      16.02       0.20         1.10          1.30       (0.23)         --         (0.23)       17.09
01/31/07      17.09       0.23         2.33          2.56       (0.25)      (0.21)        (0.46)       19.19
07/31/07++    19.19       0.08        (0.19)        (0.11)         --          --            --        19.08

                                               RATIO OF NET
                         NET       RATIO OF     INVESTMENT
                        ASSETS     EXPENSES       INCOME
                        END OF    TO AVERAGE    TO AVERAGE
  PERIOD     TOTAL      PERIOD       NET           NET        PORTFOLIO
  ENDED     RETURN**    (000S)    ASSETS(1)     ASSETS(1)     TURNOVER
----------  -----------------------------------------------------------
                        Growth-Income Portfolio -- Class 1
01/31/03     (21.61)%  $877,271      0.59%         0.79%          45%
01/31/04      33.04     981,864      0.64          0.62           56
01/31/05       5.25     831,173      0.64          0.43           44
01/31/06      14.05     715,382      0.61          0.58           36
01/31/07       6.17     567,436      0.63          0.76           44
07/31/07++     2.09     495,562      0.65+         0.55+          13
                        Growth-Income Portfolio -- Class 2
01/31/03     (21.75)     35,928      0.74          0.64           45
01/31/04      32.84      49,786      0.79          0.46           56
01/31/05       5.12      44,957      0.79          0.28           44
01/31/06      13.90      42,623      0.76          0.43           36
01/31/07       6.00      37,815      0.78          0.61           44
07/31/07++     2.02      33,703      0.80+         0.40+          13
                        Growth-Income Portfolio -- Class 3
09/30/02@-
01/31/03      (0.30)      2,139     0.81+         0.53+           45
01/31/04      32.76      10,635      0.90          0.31           56
01/31/05       4.99      18,873      0.89          0.15           44
01/31/06      13.77      21,564      0.86          0.32           36
01/31/07       5.91      23,143      0.88          0.50           44
07/31/07++     1.99      25,973      0.90+         0.27+          13
                    Equity Opportunities Portfolio# -- Class 1
01/31/03     (20.76)    191,653      0.76          1.41           32
01/31/04      33.25     224,293      0.84          1.55           31
01/31/05       6.95(2)  203,016      0.80          1.47           54
01/31/06       8.50     176,962      0.76          1.46           55
01/31/07      15.51     157,526      0.76          1.54           59
07/31/07++    (0.47)    136,320      0.81+         1.09+         106
                    Equity Opportunities Portfolio# -- Class 2
01/31/03     (20.98)     16,432      0.92          1.30           32
01/31/04      33.13      22,101      0.99          1.40           31
01/31/05       6.83(2)   23,450      0.95          1.32           54
01/31/06       8.29      21,346      0.91          1.31           55
01/31/07      15.32      20,617      0.91          1.39           59
07/31/07++    (0.52)     18,483      0.96+         0.94+         106
                    Equity Opportunities Portfolio# -- Class 3
09/30/02@-
01/31/03       4.41       1,119     0.98+         1.32+           32
01/31/04      32.92       9,470      1.09          1.19           31
01/31/05       6.75(2)   33,299      1.06          1.21           54
01/31/06       8.20      49,769      1.01          1.19           55
01/31/07      15.18      63,591      1.01          1.28           59
07/31/07++    (0.57)     62,400      1.06+         0.82+         106

---------------

  * Calculated based upon average shares outstanding.

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  + Annualized

 ++ Unaudited

 @ Inception date of class

 # See Note 1

(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                        1/03       1/04       1/05       1/06       1/07      7/07+
                                                      --------   --------   --------   --------   --------   --------
Growth-Income Class 1..............................     0.01%      0.04%      0.03%      0.01%      0.01%      0.01%
Growth-Income Class 2..............................     0.01       0.04       0.03       0.01       0.01       0.01
Growth-Income Class 3..............................     0.01       0.04       0.03       0.01       0.01       0.01
Equity Opportunities Class 1.......................     0.01       0.07       0.04       0.05       0.04       0.05
Equity Opportunities Class 2.......................     0.02       0.07       0.04       0.05       0.04       0.04
Equity Opportunities Class 3.......................     0.01       0.07       0.05       0.04       0.04       0.03

(2) The Portfolios performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                      NET                     DIVIDENDS   DIVIDENDS
                          NET       REALIZED       TOTAL      DECLARED    FROM NET                     NET
            NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET    REALIZED                    ASSET
              VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON                    VALUE
  PERIOD    BEGINNING   INCOME         ON           MENT        MENT       INVEST-        TOTAL       END OF
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME       MENTS     DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------
                                  Davis Venture Value Portfolio -- Class 1
01/31/03     $20.58      $0.15       $(3.40)       $(3.25)     $(0.12)     $   --        $(0.12)      $17.21
01/31/04      17.21       0.21         6.47          6.68       (0.17)         --         (0.17)       23.72
01/31/05      23.72       0.24         2.20          2.44       (0.22)         --         (0.22)       25.94
01/31/06      25.94       0.28         3.25          3.53       (0.28)         --         (0.28)       29.19
01/31/07      29.19       0.28         4.06          4.34       (0.31)         --         (0.31)       33.22
07/31/07++    33.22       0.22         0.35          0.57          --          --            --        33.79
                                  Davis Venture Value Portfolio -- Class 2
01/31/03      20.57       0.12        (3.39)        (3.27)      (0.10)         --         (0.10)       17.20
01/31/04      17.20       0.17         6.47          6.64       (0.15)         --         (0.15)       23.69
01/31/05      23.69       0.22         2.18          2.40       (0.19)         --         (0.19)       25.90
01/31/06      25.90       0.24         3.25          3.49       (0.24)         --         (0.24)       29.15
01/31/07      29.15       0.23         4.05          4.28       (0.27)         --         (0.27)       33.16
07/31/07++    33.16       0.19         0.35          0.54          --          --            --        33.70
                                  Davis Venture Value Portfolio -- Class 3
09/30/02@-
01/31/03      16.49       0.03         0.67          0.70          --          --            --        17.19
01/31/04      17.19       0.12         6.49          6.61       (0.14)         --         (0.14)       23.66
01/31/05      23.66       0.22         2.15          2.37       (0.17)         --         (0.17)       25.86
01/31/06      25.86       0.20         3.27          3.47       (0.22)         --         (0.22)       29.11
01/31/07      29.11       0.19         4.05          4.24       (0.24)         --         (0.24)       33.11
07/31/07++    33.11       0.16         0.36          0.52          --          --            --        33.63
                                 "Dogs" of Wall Street Portfolio -- Class 1
01/31/03       9.38       0.22        (1.44)        (1.22)      (0.17)         --         (0.17)        7.99
01/31/04       7.99       0.24         2.07          2.31       (0.24)         --         (0.24)       10.06
01/31/05      10.06       0.21         0.35          0.56       (0.25)         --         (0.25)       10.37
01/31/06      10.37       0.24         0.04          0.28       (0.26)      (0.02)        (0.28)       10.37
01/31/07      10.37       0.25         1.85          2.10       (0.28)      (0.19)        (0.47)       12.00
07/31/07++    12.00       0.12        (0.37)        (0.25)         --          --            --        11.75
                                 "Dogs" of Wall Street Portfolio -- Class 2
01/31/03       9.38       0.19        (1.43)        (1.24)      (0.16)         --         (0.16)        7.98
01/31/04       7.98       0.22         2.08          2.30       (0.23)         --         (0.23)       10.05
01/31/05      10.05       0.19         0.35          0.54       (0.23)         --         (0.23)       10.36
01/31/06      10.36       0.22         0.04          0.26       (0.24)      (0.02)        (0.26)       10.36
01/31/07      10.36       0.23         1.85          2.08       (0.27)      (0.19)        (0.46)       11.98
07/31/07++    11.98       0.11        (0.37)        (0.26)         --          --            --        11.72
                                 "Dogs" of Wall Street Portfolio -- Class 3
09/30/02@-
01/31/03       7.90       0.05         0.03          0.08          --          --            --         7.98
01/31/04       7.98       0.19         2.10          2.29       (0.23)         --         (0.23)       10.04
01/31/05      10.04       0.18         0.34          0.52       (0.22)         --         (0.22)       10.34
01/31/06      10.34       0.21         0.05          0.26       (0.23)      (0.02)        (0.25)       10.35
01/31/07      10.35       0.21         1.85          2.06       (0.26)      (0.19)        (0.45)       11.96
07/31/07++    11.96       0.10        (0.36)        (0.26)         --          --            --        11.70


                          NET        RATIO OF    RATIO OF NET
                         ASSETS      EXPENSES     INVESTMENT
                         END OF     TO AVERAGE      INCOME
  PERIOD     TOTAL       PERIOD        NET        TO AVERAGE    PORTFOLIO
  ENDED     RETURN**     (000S)       ASSETS      NET ASSETS    TURNOVER
----------  -------------------------------------------------------------
                      Davis Venture Value Portfolio -- Class 1
01/31/03     (15.79)%  $1,612,985      0.75%         0.81%         17%
01/31/04      38.95     2,004,101      0.77          1.03          13
01/31/05      10.35     1,913,355      0.79(1)       1.03(1)        9
01/31/06      13.71     1,819,150      0.76(1)       1.03(1)       14
01/31/07      14.96(2)  1,720,746      0.76(1)       0.91(1)       16
07/31/07++     1.72     1,565,818      0.76(1)+      1.26(1)+       6
                      Davis Venture Value Portfolio -- Class 2
01/31/03     (15.88)       95,566      0.90          0.69          17
01/31/04      38.68       176,392      0.92          0.84          13
01/31/05      10.18       214,007      0.94(1)       0.87(1)        9
01/31/06      13.57       224,338      0.91(1)       0.87(1)       14
01/31/07      14.76(2)    227,584      0.91(1)       0.75(1)       16
07/31/07++     1.63       211,623      0.91(1)+      1.11(1)+       6
                      Davis Venture Value Portfolio -- Class 3
09/30/02@-
01/31/03       4.24         7,105     0.97+         0.48+          17
01/31/04      38.54        88,056      1.03          0.61          13
01/31/05      10.06       232,729      1.04(1)       0.74(1)        9
01/31/06      13.49       370,408      1.01(1)       0.73(1)       14
01/31/07      14.65(2)    630,658      1.01(1)       0.62(1)       16
07/31/07++     1.57       725,829      1.01(1)+      0.98(1)+       6
                     "Dogs" of Wall Street Portfolio -- Class 1
01/31/03     (13.07)       99,103      0.69          2.42          67
01/31/04      29.27       105,109      0.71          2.67          56
01/31/05       5.67        92,258      0.71          2.05          30
01/31/06       2.91        68,668      0.70(1)       2.26(1)       26
01/31/07      20.57        67,972      0.71(1)       2.22(1)       45
07/31/07++    (2.08)       53,414      0.72(1)+      2.01(1)+      32
                     "Dogs" of Wall Street Portfolio -- Class 2
01/31/03     (13.26)       10,735      0.84          2.29          67
01/31/04      29.12        20,038      0.86          2.46          56
01/31/05       5.54        22,040      0.86          1.91          30
01/31/06       2.75        19,414      0.85(1)       2.10(1)       26
01/31/07      20.33        19,902      0.86(1)       2.07(1)       45
07/31/07++    (2.17)       16,740      0.87(1)+      1.85(1)+      32
                     "Dogs" of Wall Street Portfolio -- Class 3
09/30/02@-
01/31/03       1.01           569     0.92+         1.91+          67
01/31/04      28.95         6,743      0.96          2.21          56
01/31/05       5.34        12,628      0.96          1.81          30
01/31/06       2.75        12,873      0.95(1)       2.01(1)       26
01/31/07      20.15        20,403      0.96(1)       1.93(1)       45
07/31/07++    (2.17)       19,917      0.97(1)+      1.73(1)+      32

---------------
 *  Calculated based upon average shares outstanding.

** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

 +  Annualized

++  Unaudited

 @ Inception date of class

(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              1/05     1/06     1/07     7/07+
                                                              ----     ----     ----     -----
Davis Venture Value Class 1.................................  0.00%    0.01%    0.00%    0.00%
Davis Venture Value Class 2.................................  0.00     0.01     0.00     0.01
Davis Venture Value Class 3.................................  0.01     0.00     0.00     0.01
"Dogs" of Wall Street Class 1...............................    --     0.00     0.02     0.01
"Dogs" of Wall Street Class 2...............................    --     0.00     0.02     0.01
"Dogs" of Wall Street Class 3...............................    --     0.00     0.02     0.01

(2) The Portfolio performance figure was increased by 0.07% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements
---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                      NET                     DIVIDENDS   DIVIDENDS
                          NET       REALIZED       TOTAL      DECLARED    FROM NET
            NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET    REALIZED
              VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON
  PERIOD    BEGINNING   INCOME         ON           MENT        MENT       INVEST-        TOTAL
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME       MENTS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------
                               Alliance Growth Portfolio -- Class 1
01/31/03     $19.41     $ 0.03       $(5.87)       $(5.84)     $(0.04)      $  --        $(0.04)
01/31/04      13.53       0.05         4.30          4.35       (0.04)         --         (0.04)
01/31/05      17.84       0.06         0.24          0.30       (0.06)         --         (0.06)
01/31/06      18.08       0.02         5.07          5.09       (0.08)         --         (0.08)
01/31/07      23.09       0.01        (0.59)        (0.58)      (0.03)         --         (0.03)
07/31/07++    22.48       0.03         0.77          0.80          --          --            --
                               Alliance Growth Portfolio -- Class 2
01/31/03      19.40       0.01        (5.86)        (5.85)      (0.03)         --         (0.03)
01/31/04      13.52       0.02         4.30          4.32       (0.02)         --         (0.02)
01/31/05      17.82       0.04         0.23          0.27       (0.03)         --         (0.03)
01/31/06      18.06      (0.01)        5.06          5.05       (0.05)         --         (0.05)
01/31/07      23.06      (0.02)       (0.60)        (0.62)         --          --            --
07/31/07++    22.44       0.01         0.77          0.78          --          --            --
                               Alliance Growth Portfolio -- Class 3
09/30/02@-
01/31/03      14.17       0.01        (0.67)        (0.66)         --          --            --
01/31/04      13.51      (0.01)        4.31          4.30       (0.01)         --         (0.01)
01/31/05      17.80       0.03         0.22          0.25       (0.02)         --         (0.02)
01/31/06      18.03      (0.03)        5.07          5.04       (0.04)         --         (0.04)
01/31/07      23.03      (0.04)       (0.60)        (0.64)         --          --            --
07/31/07++    22.39      (0.00)        0.77          0.77          --          --            --

                                                              RATIO OF NET
             NET                    NET                        INVESTMENT
            ASSET                  ASSETS       RATIO OF         INCOME
            VALUE                  END OF       EXPENSES         (LOSS)
  PERIOD    END OF     TOTAL       PERIOD      TO AVERAGE      TO AVERAGE     PORTFOLIO
  ENDED     PERIOD   RETURN**     (000'S)     NET ASSETS(1)   NET ASSETS(1)   TURNOVER
----------  ---------------------------------------------------------------------------
                               Alliance Growth Portfolio -- Class 1
01/31/03    $13.53    (30.08)%   $1,007,655       0.65%            0.19%         51%
01/31/04     17.84     32.17      1,105,466       0.68             0.27          63
01/31/05     18.08      1.68        873,722       0.70             0.31          82
01/31/06     23.09     28.23        878,869       0.66             0.10          66
01/31/07     22.48     (2.52)       640,828       0.66             0.07          91
07/31/07++   23.28      3.56        556,863       0.67+            0.22+         56
                               Alliance Growth Portfolio -- Class 2
01/31/03     13.52    (30.17)        42,038       0.80             0.07          51
01/31/04     17.82     31.94         67,731       0.83             0.10          63
01/31/05     18.06      1.54         70,604       0.85             0.17          82
01/31/06     23.06     28.03         82,966       0.81            (0.06)         66
01/31/07     22.44     (2.69)        69,079       0.82            (0.08)         91
07/31/07++   23.22      3.48         63,012       0.82+            0.07+         56
                               Alliance Growth Portfolio -- Class 3
09/30/02@-
01/31/03     13.51     (4.66)         2,490      0.88+             0.19+         51
01/31/04     17.80     31.85         27,900       0.94            (0.07)         63
01/31/05     18.03      1.40         71,682       0.95             0.12          82
01/31/06     23.03     27.96        123,871       0.91            (0.17)         66
01/31/07     22.39     (2.78)       221,601       0.92            (0.18)         91
07/31/07++   23.16      3.44        262,561       0.92+           (0.03)+        56

---------------

  * Calculated based upon average shares outstanding.

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  + Annualized

 ++ Unaudited

 @ Inception date of class

(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              1/03   1/04   1/05   1/06   1/07   7/07+
                                                              ----   ----   ----   ----   ----   -----
Alliance Growth Class 1.....................................  0.00%  0.02%  0.03%  0.02%  0.01%  0.01%
Alliance Growth Class 2.....................................  0.01   0.02   0.03   0.02   0.01   0.01
Alliance Growth Class 3.....................................  0.02   0.02   0.03   0.02   0.01   0.01

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                      NET                     DIVIDENDS   DIVIDENDS
                          NET       REALIZED       TOTAL      DECLARED    FROM NET
            NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET    REALIZED
              VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON
  PERIOD    BEGINNING   INCOME         ON           MENT        MENT       INVEST-        TOTAL
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME       MENTS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------
                               Capital Growth Portfolio# -- Class 1
01/31/03      $6.79     $(0.01)      $(1.66)       $(1.67)     $   --       $  --        $   --
01/31/04       5.12       0.00         1.52          1.52          --          --            --
01/31/05       6.64       0.03         0.65          0.68          --          --            --
01/31/06       7.32       0.02         0.65          0.67       (0.04)         --         (0.04)
01/31/07       7.95       0.02         1.07          1.09       (0.03)         --         (0.03)
07/31/07++     9.01      (0.00)        0.61          0.61          --          --            --
                               Capital Growth Portfolio# -- Class 2
01/31/03       6.78      (0.02)       (1.65)        (1.67)         --          --            --
01/31/04       5.11      (0.01)        1.51          1.50          --          --            --
01/31/05       6.61       0.02         0.65          0.67          --          --            --
01/31/06       7.28       0.01         0.64          0.65       (0.03)         --         (0.03)
01/31/07       7.90       0.01         1.07          1.08       (0.02)         --         (0.02)
07/31/07++     8.96      (0.01)        0.61          0.60          --          --            --
                               Capital Growth Portfolio# -- Class 3
09/30/02@-
01/31/03       4.90      (0.01)        0.22          0.21          --          --            --
01/31/04       5.11      (0.02)        1.52          1.50          --          --            --
01/31/05       6.61       0.01         0.65          0.66          --          --            --
01/31/06       7.27       0.00         0.63          0.63       (0.02)         --         (0.02)
01/31/07       7.88       0.00         1.07          1.07       (0.01)         --         (0.01)
07/31/07++     8.94      (0.02)        0.61          0.59          --          --            --

                                                            RATIO OF NET
             NET                   NET                       INVESTMENT
            ASSET                 ASSETS      RATIO OF         INCOME
            VALUE                 END OF      EXPENSES         (LOSS)
  PERIOD    END OF     TOTAL      PERIOD     TO AVERAGE      TO AVERAGE     PORTFOLIO
  ENDED     PERIOD   RETURN**    (000'S)    NET ASSETS(2)   NET ASSETS(2)   TURNOVER
----------  -------------------------------------------------------------------------
                              Capital Growth Portfolio# -- Class 1
01/31/03    $5.12     (24.59)%   $23,828        1.35%           (0.21)%        198%
01/31/04     6.64      29.69      24,076        1.35            (0.03)          52
01/31/05     7.32      10.24      21,290        1.35(1)          0.39(1)        50
01/31/06     7.95       9.15      18,639        1.32(1)          0.31(1)        58
01/31/07     9.01      13.68      19,493        1.30(1)(3)       0.29(1)(3)     91
07/31/07++   9.62       6.77      18,434        1.22(1)+        (0.12)(1)+     111
                              Capital Growth Portfolio# -- Class 2
01/31/03     5.11     (24.63)      4,085        1.50            (0.37)         198
01/31/04     6.61      29.35       6,360        1.50            (0.19)          52
01/31/05     7.28      10.14       6,649        1.50(1)          0.25(1)        50
01/31/06     7.90       8.90       6,043        1.47(1)          0.16(1)        58
01/31/07     8.96      13.62       6,117        1.45(1)(3)       0.14(1)(3)     91
07/31/07++   9.56       6.70       5,957        1.37(1)+        (0.28)(1)+     111
                              Capital Growth Portfolio# -- Class 3
09/30/02@-
01/31/03     5.11       4.29         119        1.60+           (0.56)+        198
01/31/04     6.61      29.35         418        1.60            (0.30)          52
01/31/05     7.27       9.98       1,129        1.60(1)          0.17(1)        50
01/31/06     7.88       8.67       1,912        1.57(1)          0.03(1)        58
01/31/07     8.94      13.56       4,408        1.55(1)(3)       0.05(1)(3)     91
07/31/07++   9.53       6.60      17,205        1.42(1)+        (0.56)(1)+     111

---------------

  * Calculated based upon average shares outstanding.

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  + Annualized

 ++ Unaudited

 @ Inception date of class

 # See Note 1

(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              1/03   1/04   1/05   1/06   1/07   7/07+
                                                              ----   ----   ----   ----   ----   -----
Capital Growth Class 1......................................    --     --   0.01%  0.01%  0.02%  0.01%
Capital Growth Class 2......................................    --     --   0.01   0.01   0.02   0.01
Capital Growth Class 3......................................    --     --   0.01   0.01   0.02   0.01

(2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                              EXPENSES
                       -------------------------------------------------------
                       1/03   1/04   1/05(1)   1/06(1)   1/07(1)(3)   7/07(1)+
                       -------------------------------------------------------
Capital Growth Class
  1..................  1.44%  1.53%   1.52%     1.20%       1.19%       1.27%
Capital Growth Class
  2..................  1.58   1.68    1.67      1.35        1.34        1.42
Capital Growth Class
  3..................  1.60+  1.77    1.77      1.43        1.45        1.47

                                      NET INVESTMENT INCOME (LOSS)
                       ----------------------------------------------------------
                       1/03     1/04    1/05(1)   1/06(1)   1/07(1)(3)   7/07(1)+
                       ----------------------------------------------------------
Capital Growth Class
  1..................  (0.30)%  (0.21)%  0.22%     0.43%       0.40%      (0.17)%
Capital Growth Class
  2..................  (0.44)   (0.37)   0.09      0.28        0.24       (0.33)
Capital Growth Class
  3..................  (0.56)+  (0.47)   0.02      0.17        0.15       (0.61)

(3) Net of custody credits of 0.01%.

See Notes to Financial Statements
---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                    MFS Massachusetts Investors Trust Portfolio -- Class 1
01/31/03     $10.79     $ 0.07        $(2.43)        $(2.36)       $(0.08)         $  --         $(0.08)      $ 8.35    (21.88)%
01/31/04       8.35       0.08          2.23           2.31         (0.08)            --          (0.08)       10.58     27.73
01/31/05      10.58       0.08          0.88           0.96         (0.09)            --          (0.09)       11.45      9.14
01/31/06      11.45       0.08          1.32           1.40         (0.10)            --          (0.10)       12.75     12.28
01/31/07      12.75       0.14          1.35           1.49         (0.09)            --          (0.09)       14.15     11.76
07/31/07++    14.15       0.06          0.44           0.50            --             --             --        14.65      3.53(3)
                                    MFS Massachusetts Investors Trust Portfolio -- Class 2
01/31/03      10.80       0.06         (2.44)         (2.38)        (0.07)            --          (0.07)        8.35    (22.04)
01/31/04       8.35       0.07          2.23           2.30         (0.07)            --          (0.07)       10.58     27.56
01/31/05      10.58       0.06          0.87           0.93         (0.07)            --          (0.07)       11.44      8.90
01/31/06      11.44       0.06          1.33           1.39         (0.08)            --          (0.08)       12.75     12.22
01/31/07      12.75       0.11          1.36           1.47         (0.08)            --          (0.08)       14.14     11.53
07/31/07++    14.14       0.05          0.44           0.49            --             --             --        14.63      3.47(3)
                                    MFS Massachusetts Investors Trust Portfolio -- Class 3
09/30/02@-
01/31/03       8.20       0.02          0.13           0.15            --             --             --         8.35      1.83
01/31/04       8.35       0.05          2.23           2.28         (0.06)            --          (0.06)       10.57     27.40
01/31/05      10.57       0.06          0.87           0.93         (0.07)            --          (0.07)       11.43      8.82
01/31/06      11.43       0.05          1.32           1.37         (0.07)            --          (0.07)       12.73     12.04
01/31/07      12.73       0.10          1.35           1.45         (0.06)            --          (0.06)       14.12     11.45
07/31/07++    14.12       0.04          0.44           0.48            --             --             --        14.60      3.40(3)
                                           Fundamental Growth Portfolio# -- Class 1
01/31/03      14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03    (25.77)
01/31/04      11.03       0.01          3.24           3.25         (0.03)            --          (0.03)       14.25     29.51
01/31/05      14.25       0.07         (0.18)         (0.11)        (0.02)            --          (0.02)       14.12     (0.78)
01/31/06      14.12       0.00          1.60           1.60         (0.09)            --          (0.09)       15.63     11.40
01/31/07      15.63      (0.01)         1.12           1.11         (0.00)            --          (0.00)       16.74      7.13
07/31/07++    16.74      (0.00)         0.31           0.31            --             --             --        17.05      1.85
                                           Fundamental Growth Portfolio# -- Class 2
01/31/03      14.88       0.01         (3.86)         (3.85)        (0.01)            --          (0.01)       11.02    (25.87)
01/31/04      11.02       0.00          3.22           3.22         (0.01)            --          (0.01)       14.23     29.27
01/31/05      14.23       0.05         (0.18)         (0.13)           --             --             --        14.10     (0.91)
01/31/06      14.10      (0.02)         1.60           1.58         (0.07)            --          (0.07)       15.61     11.25
01/31/07      15.61      (0.04)         1.12           1.08            --             --             --        16.69      6.92
07/31/07++    16.69      (0.01)         0.32           0.31            --             --             --        17.00      1.86
                                           Fundamental Growth Portfolio# -- Class 3
09/30/02@-
01/31/03      10.88         --          0.14           0.14            --             --             --        11.02      1.29
01/31/04      11.02      (0.02)         3.23           3.21         (0.01)            --          (0.01)       14.22     29.14
01/31/05      14.22       0.05         (0.21)         (0.16)           --             --             --        14.06     (1.13)
01/31/06      14.06      (0.04)         1.61           1.57         (0.06)            --          (0.06)       15.57     11.18
01/31/07      15.57      (0.05)         1.12           1.07            --             --             --        16.64      6.87
07/31/07++    16.64      (0.01)         0.31           0.30            --             --             --        16.94      1.80

              NET       RATIO OF         RATIO OF NET
             ASSETS    EXPENSES TO        INVESTMENT
             END OF      AVERAGE       INCOME (LOSS) TO
  PERIOD     PERIOD        NET           AVERAGE NET        PORTFOLIO
  ENDED      (000S)     ASSETS(1)         ASSETS(1)         TURNOVER
----------  ---------------------------------------------------------
             MFS Massachusetts Investors Trust Portfolio -- Class 1
01/31/03    $210,436      0.78%              0.73%              65%
01/31/04     237,182      0.82               0.81               93
01/31/05     211,786      0.80               0.74               78
01/31/06     191,335      0.78               0.65               45
01/31/07     162,799      0.78               1.02               27
07/31/07++   145,574     0.78+               0.83+              12
             MFS Massachusetts Investors Trust Portfolio -- Class 2
01/31/03      17,154      0.92               0.62               65
01/31/04      29,479      0.97               0.65               93
01/31/05      31,442      0.95               0.58               78
01/31/06      30,111      0.93               0.49               45
01/31/07      28,136      0.93               0.86               27
07/31/07++    26,136     0.93+               0.68+              12
             MFS Massachusetts Investors Trust Portfolio -- Class 3
09/30/02@-
01/31/03       1,353      0.99+              0.53+              65
01/31/04      16,650      1.08               0.50               93
01/31/05      35,551      1.06               0.45               78
01/31/06      49,378      1.03               0.37               45
01/31/07      57,649      1.03               0.73               27
07/31/07++    56,390     1.03+               0.57+              12
                    Fundamental Growth Portfolio# -- Class 1
01/31/03     271,199      0.86               0.19              120
01/31/04     288,148      0.93               0.08               56
01/31/05     232,556      0.93               0.48               71
01/31/06     201,063      0.92(2)           (0.04)(2)          116
01/31/07     160,693      0.84(2)       (0.09)(2)               73
07/31/07++   139,768   0.85(2)+        (0.01)(2)+              125
                    Fundamental Growth Portfolio# -- Class 2
01/31/03       8,977      1.01               0.09              120
01/31/04      11,344      1.08              (0.08)              56
01/31/05       9,324      1.08               0.33               71
01/31/06       9,244      1.07(2)           (0.20)(2)          116
01/31/07       7,678      0.99(2)       (0.24)(2)               73
07/31/07++     6,679   1.00(2)+        (0.15)(2)+              125
                    Fundamental Growth Portfolio# -- Class 3
09/30/02@-
01/31/03         577      1.09+              0.00+             120
01/31/04       2,260      1.18              (0.22)              56
01/31/05       3,343      1.18               0.32               71
01/31/06       5,445      1.17(2)           (0.32)(2)          116
01/31/07       5,531      1.09(2)       (0.34)(2)               73
07/31/07++    23,976   1.09(2)+        (0.21)(2)+              125

---------------

  * Calculated based upon average shares outstanding.
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
  + Annualized
 ++ Unaudited
 @ Inception date of class
 # See Note 1
(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              --------------------------------------------------
                                                              1/03     1/04     1/05     1/06     1/07     7/07+
                                                              --------------------------------------------------
MFS Massachusetts Investors Trust Class 1...................  0.02%    0.05%    0.02%    0.01%    0.01%    0.01%
MFS Massachusetts Investors Trust Class 2...................  0.02     0.05     0.02     0.01     0.01     0.00
MFS Massachusetts Investors Trust Class 3...................  0.02     0.05     0.02     0.01     0.01     0.00
Fundamental Growth Class 1..................................  0.01     0.04     0.02     0.04     0.02     0.01
Fundamental Growth Class 2..................................  0.02     0.04     0.02     0.04     0.02     0.06
Fundamental Growth Class 3..................................  0.02     0.04     0.02     0.03     0.02     0.17

(2) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                                    NET INVESTMENT
                                                                  EXPENSES                          INCOME (LOSS)
                                                      --------------------------------     --------------------------------
                                                      1/06(1)     1/07(1)     7/07(1)+     1/06(1)     1/07(1)     7/07(1)+
                                                      --------------------------------     --------------------------------
Fundamental Growth Portfolio Class 1................  0.95%       0.94%        0.95%        (0.07)%     (0.19)%     (0.11)%
Fundamental Growth Portfolio Class 2................   1.10        1.09         1.10        (0.23)      (0.34)      (0.25)
Fundamental Growth Portfolio Class 3................   1.21        1.19         1.19        (0.36)      (0.44)      (0.31)

(3) The Portfolio's total return was increased by less than 0.01% from payment by an affiliate (Note 6).

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                      NET
                                   REALIZED                  DIVIDENDS
               NET        NET          &          TOTAL       DECLARED     DIVIDENDS                     NET                  NET
              ASSET     INVEST-   UNREALIZED       FROM       FROM NET     FROM NET                     ASSET               ASSETS
              VALUE      MENT     GAIN (LOSS)    INVEST-      INVEST-      REALIZED                     VALUE               END OF
  PERIOD    BEGINNING   INCOME        ON           MENT         MENT        GAIN ON         TOTAL       END OF    TOTAL     PERIOD
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS   OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**   (000S)
-----------------------------------------------------------------------------------------------------------------------------------
                                               Blue Chip Growth Portfolio -- Class 1
01/31/03      $6.62      $0.01      $(1.85)       $(1.84)      $(0.02)       $  --         $(0.02)      $4.76     (27.85)%  $20,303
01/31/04       4.76       0.01        1.42          1.43        (0.01)          --          (0.01)       6.18      30.04     33,277
01/31/05       6.18       0.03        0.01          0.04        (0.01)          --          (0.01)       6.21       0.65     29,798
01/31/06       6.21       0.01        0.48          0.49        (0.04)          --          (0.04)       6.66       7.89     29,581
01/31/07       6.66       0.02        0.47          0.49        (0.02)          --          (0.02)       7.13       7.32     23,051
07/31/07++     7.13       0.02        0.27          0.29           --           --             --        7.42       4.07     21,977
                                               Blue Chip Growth Portfolio -- Class 2
01/31/03       6.62       0.00       (1.85)        (1.85)       (0.01)          --          (0.01)       4.76     (27.93)     7,681
01/31/04       4.76       0.00        1.41          1.41        (0.00)          --          (0.00)       6.17      29.66     13,868
01/31/05       6.17       0.03        0.00          0.03        (0.00)          --          (0.00)       6.20       0.52     13,882
01/31/06       6.20       0.00        0.49          0.49        (0.03)          --          (0.03)       6.66       7.91     12,399
01/31/07       6.66       0.01        0.46          0.47        (0.01)          --          (0.01)       7.12       7.02     11,336
07/31/07++     7.12       0.02        0.27          0.29           --           --             --        7.41       4.07     10,355
                                               Blue Chip Growth Portfolio -- Class 3
09/30/02@-
01/31/03       4.76       0.00        0.00          0.00           --           --             --        4.76       0.00        405
01/31/04       4.76       0.00        1.41          1.41           --           --             --        6.17      29.62      4,677
01/31/05       6.17       0.02          --          0.02           --           --             --        6.19       0.32      8,058
01/31/06       6.19       0.00        0.48          0.48        (0.02)          --          (0.02)       6.65       7.82     10,795
01/31/07       6.65         --        0.46          0.46        (0.00)          --          (0.00)       7.11       6.93     13,177
07/31/07++     7.11       0.01        0.27          0.28           --           --             --        7.39       3.94     14,934


                            RATIO OF NET
                             INVESTMENT
              RATIO OF         INCOME
              EXPENSES         (LOSS)
  PERIOD     TO AVERAGE      TO AVERAGE     PORTFOLIO
  ENDED     NET ASSETS(1)   NET ASSETS(1)   TURNOVER
----------  -----------------------------------------
              Blue Chip Growth Portfolio -- Class 1
01/31/03        0.85%            0.20%         103%
01/31/04        0.85             0.19          124
01/31/05        0.85(2)          0.55(2)       158
01/31/06        0.85(2)          0.18(2)       109
01/31/07        0.85(2)          0.34(2)       154
07/31/07++  0.85(2)+             0.57(2)+       35
              Blue Chip Growth Portfolio -- Class 2
01/31/03        1.00             0.08          103
01/31/04        1.00             0.04          124
01/31/05        1.00(2)          0.42(2)       158
01/31/06        1.00(2)          0.03(2)       109
01/31/07        1.00(2)          0.18(2)       154
07/31/07++  1.00(2)+             0.43(2)+       35
              Blue Chip Growth Portfolio -- Class 3
09/30/02@-
01/31/03        1.11+           (0.05)+        103
01/31/04        1.10            (0.07)         124
01/31/05        1.10(2)          0.38(2)       158
01/31/06        1.10(2)         (0.08)(2)      109
01/31/07        1.10(2)          0.07(2)       154
07/31/07++  1.10(2)+             0.30(2)+       35

---------------

  * Calculated based upon average shares outstanding.

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  + Annualized

 ++ Unaudited

 @ Inception date of class

(1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                  EXPENSES
                              -------------------------------------------------
                              1/03   1/04   1/05   1/06(2)   1/07(2)   7/07(2)+
                              -------------------------------------------------
Blue Chip Growth Class 1....  0.94%  0.94%  0.92%   0.94%     0.85%      0.88%
Blue Chip Growth Class 2....  1.06   1.09   1.07    1.09      1.00       1.03
Blue Chip Growth Class 3....  1.11+  1.18   1.17    1.19      1.10       1.13

                                         NET INVESTMENT INCOME (LOSS)
                              ---------------------------------------------------
                              1/03    1/04    1/05   1/06(2)   1/07(2)   7/07(2)+
                              ---------------------------------------------------
Blue Chip Growth Class 1....   0.11%   0.10%  0.49%    0.09%    0.34%      0.54%
Blue Chip Growth Class 2....   0.02   (0.05)  0.36    (0.06)    0.18       0.40
Blue Chip Growth Class 3....  (0.05)+ (0.15)  0.31    (0.17)    0.07       0.27

(2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              1/05   1/06   1/07   7/07+
                                                              ----   ----   ----   -----
Blue Chip Growth Class 1....................................  0.00%  0.05%  0.02%  0.01%
Blue Chip Growth Class 2....................................  0.00   0.05   0.02   0.01
Blue Chip Growth Class 3....................................  0.00   0.05   0.02   0.01

See Notes to Financial Statements
---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                               Real Estate Portfolio -- Class 1
01/31/03     $10.80     $ 0.55        $(0.18)        $ 0.37        $(0.28)        $   --         $(0.28)      $10.89      3.41%
01/31/04      10.89       0.50          4.58           5.08         (0.35)            --          (0.35)       15.62     47.02
01/31/05      15.62       0.41          2.63           3.04         (0.47)            --          (0.47)       18.19     19.58
01/31/06      18.19       0.34          5.00           5.34         (0.42)         (1.55)         (1.97)       21.56     31.37
01/31/07      21.56       0.34          6.65           6.99         (0.32)         (2.34)         (2.66)       25.89     34.17(3)
07/31/07++    25.89       0.43         (4.73)         (4.30)           --             --             --        21.59    (16.61)
                                               Real Estate Portfolio -- Class 2
01/31/03      10.79       0.54         (0.19)          0.35         (0.27)            --          (0.27)       10.87      3.24
01/31/04      10.87       0.46          4.60           5.06         (0.34)            --          (0.34)       15.59     46.84
01/31/05      15.59       0.38          2.63           3.01         (0.45)            --          (0.45)       18.15     19.42
01/31/06      18.15       0.31          4.98           5.29         (0.39)         (1.55)         (1.94)       21.50     31.15
01/31/07      21.50       0.31          6.63           6.94         (0.29)         (2.34)         (2.63)       25.81     34.01(3)
07/31/07++    25.81       0.41         (4.72)         (4.31)           --             --             --        21.50    (16.70)
                                               Real Estate Portfolio -- Class 3
09/30/02@-
01/31/03      10.93       0.19         (0.25)         (0.06)           --             --             --        10.87     (0.55)
01/31/04      10.87       0.30          4.73           5.03         (0.33)            --          (0.33)       15.57     46.62
01/31/05      15.57       0.35          2.64           2.99         (0.44)            --          (0.44)       18.12     19.30
01/31/06      18.12       0.28          4.99           5.27         (0.37)         (1.55)         (1.92)       21.47     31.08
01/31/07      21.47       0.30          6.59           6.89         (0.27)         (2.34)         (2.61)       25.75     33.81(3)
07/31/07++    25.75       0.41         (4.72)         (4.31)           --             --             --        21.44    (16.74)
                                           Small Company Value Portfolio -- Class 1
01/31/03      10.77      (0.04)        (1.53)         (1.57)           --          (0.60)         (0.60)        8.60    (14.54)
01/31/04       8.60      (0.03)         3.58           3.55            --             --             --        12.15     41.28
01/31/05      12.15       0.09          2.70           2.79            --             --             --        14.94     22.96
01/31/06      14.94       0.00          3.21           3.21         (0.11)         (0.94)         (1.05)       17.10     22.64
01/31/07      17.10       0.00          2.05           2.05         (0.00)         (1.33)         (1.33)       17.82     12.61
07/31/07++    17.82       0.04         (0.06)         (0.02)           --             --             --        17.80     (0.11)
                                           Small Company Value Portfolio -- Class 3
09/13/05@-
01/31/06      16.88      (0.08)         1.35           1.27         (0.11)         (0.94)         (1.05)       17.10      8.55
01/31/07      17.10      (0.03)         2.02           1.99            --          (1.33)         (1.33)       17.76     12.24
07/31/07++    17.76       0.01         (0.05)         (0.04)           --             --             --        17.72     (0.23)

              NET       RATIO OF     RATIO OF NET
             ASSETS    EXPENSES TO    INVESTMENT
             END OF      AVERAGE     INCOME (LOSS)
  PERIOD     PERIOD        NET        TO AVERAGE     PORTFOLIO
  ENDED      (000S)      ASSETS       NET ASSETS     TURNOVER
----------  --------------------------------------------------
                     Real Estate Portfolio -- Class 1
01/31/03    $ 95,829      0.89%           4.89%          52%
01/31/04     139,355      0.88            3.76           18
01/31/05     154,304      0.86(2)         2.38(2)        33
01/31/06     165,987      0.85(2)         1.69(2)        23
01/31/07     195,996      0.82            1.45           37
07/31/07++   133,666     0.82+            3.42+          26
                     Real Estate Portfolio -- Class 2
01/31/03      10,974      1.03            5.10           52
01/31/04      23,007      1.03            3.48           18
01/31/05      29,362      1.01(2)         2.23(2)        33
01/31/06      32,483      1.00(2)         1.54(2)        23
01/31/07      40,000      0.97            1.32           37
07/31/07++    28,111     0.97+            3.28+          26
                     Real Estate Portfolio -- Class 3
09/30/02@-
01/31/03         829      1.12+           5.61+          52
01/31/04      12,542      1.13            2.33           18
01/31/05      29,641      1.12(2)         2.11(2)        33
01/31/06      53,320      1.10(2)         1.43(2)        23
01/31/07     127,950      1.07            1.32           37
07/31/07++   131,247     1.07+            3.44+          26
                 Small Company Value Portfolio -- Class 1
01/31/03       5,782      1.49(1)        (0.41)(1)      124
01/31/04       8,562      1.60(1)        (0.31)(1)       22
01/31/05      10,462      1.60(1)         0.66(1)        22
01/31/06      10,218      1.60(1)         0.01(1)        16
01/31/07       9,998      1.60(1)         0.02(1)         7
07/31/07++     9,354   1.22(1)+           0.47(1)+        1
                 Small Company Value Portfolio -- Class 3
09/13/05@-
01/31/06         110      1.85+(1)       (0.54)+(1)      16
01/31/07      28,910      1.85(1)        (0.19)(1)        7
07/31/07++    57,956   1.46(1)+           0.15(1)+        1

---------------

  * Calculated based upon average shares outstanding.

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  + Annualized

 ++ Unaudited

 @ Inception date of class

(1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                 EXPENSES                             NET INVESTMENT INCOME (LOSS)
                                -------------------------------------------   ---------------------------------------------
                                1/03      1/04   1/05   1/06   1/07   7/07+   1/03    1/04     1/05   1/06     1/07   7/07+
                                -------------------------------------------   ---------------------------------------------
Small Company Value Class 1...  2.08%(2)  2.27%  2.00%  1.82%  1.46%  1.20%   (0.99)% (0.98)%  0.26%  (0.21)%  0.17%  0.49%
Small Company Value Class 3...    --        --     --   2.03   1.53   1.44       --      --      --   (0.72)   0.13   0.17

(2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              1/05   1/06
                                                              ----   ----
Real Estate Class 1.........................................  0.00%  0.00%
Real Estate Class 2.........................................  0.00   0.00
Real Estate Class 3.........................................  0.00   0.00

(3) The Portfolios performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                          NET                        TOTAL      DIVIDENDS    DIVIDENDS    DIVIDENDS                     NET
            NET ASSET   INVEST-    NET REALIZED       FROM       DECLARED    DECLARED     FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-      FROM NET    FROM NET     REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT      INVESTMENT   RETURN OF     GAIN ON         TOTAL       END OF
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS     INCOME      CAPITAL    INVESTMENTS   DISTRIBUTIONS   PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                            Mid-Cap Growth Portfolio# -- Class 1
01/31/03     $10.00     $(0.03)       $(4.16)        $(4.19)      $   --      $   --       $   --         $   --       $ 5.81
01/31/04       5.81      (0.03)         2.56           2.53           --          --           --             --         8.34
01/31/05       8.34      (0.04)         0.45           0.41           --          --           --             --         8.75
01/31/06       8.75      (0.03)         1.11           1.08           --          --           --             --         9.83
01/31/07       9.83       0.02          0.10           0.12           --          --           --             --         9.95
07/31/07++     9.95      (0.01)         0.55           0.54           --          --           --             --        10.49
                                            Mid-Cap Growth Portfolio# -- Class 2
01/31/03       9.99      (0.03)        (4.16)         (4.19)          --          --           --             --         5.80
01/31/04       5.80      (0.04)         2.54           2.50           --          --           --             --         8.30
01/31/05       8.30      (0.06)         0.47           0.41           --          --           --             --         8.71
01/31/06       8.71      (0.04)         1.09           1.05           --          --           --             --         9.76
01/31/07       9.76       0.01          0.09           0.10           --          --           --             --         9.86
07/31/07++     9.86      (0.02)         0.56           0.54           --          --           --             --        10.40
                                            Mid-Cap Growth Portfolio# -- Class 3
09/30/02@-
01/31/03       5.47      (0.01)         0.33           0.32           --          --           --             --         5.79
01/31/04       5.79      (0.05)         2.55           2.50           --          --           --             --         8.29
01/31/05       8.29      (0.07)         0.46           0.39           --          --           --             --         8.68
01/31/06       8.68      (0.05)         1.10           1.05           --          --           --             --         9.73
01/31/07       9.73       0.00          0.09           0.09           --          --           --             --         9.82
07/31/07++     9.82      (0.03)         0.55           0.52           --          --           --             --        10.34
                                           Aggressive Growth Portfolio -- Class 1
01/31/03       8.84      (0.02)        (2.13)         (2.15)       (0.02)      (0.00)          --          (0.02)        6.67
01/31/04       6.67      (0.03)         2.22           2.19           --          --           --             --         8.86
01/31/05       8.86      (0.02)         1.26           1.24           --          --           --             --        10.10
01/31/06      10.10       0.01          1.50           1.51           --          --           --             --        11.61
01/31/07      11.61       0.07          1.31           1.38        (0.01)         --           --          (0.01)       12.98
07/31/07++    12.98       0.03          0.24           0.27           --          --           --             --        13.25
                                           Aggressive Growth Portfolio -- Class 2
01/31/03       8.84      (0.03)        (2.12)         (2.15)       (0.02)      (0.00)          --          (0.02)        6.67
01/31/04       6.67      (0.04)         2.22           2.18           --          --           --             --         8.85
01/31/05       8.85      (0.04)         1.26           1.22           --          --           --             --        10.07
01/31/06      10.07       0.00          1.49           1.49           --          --           --             --        11.56
01/31/07      11.56       0.05          1.30           1.35           --          --           --             --        12.91
07/31/07++    12.91       0.02          0.24           0.26           --          --           --             --        13.17
                                           Aggressive Growth Portfolio -- Class 3
09/30/02@-
01/31/03       6.79      (0.01)        (0.11)         (0.12)          --          --           --             --         6.67
01/31/04       6.67      (0.05)         2.22           2.17           --          --           --             --         8.84
01/31/05       8.84      (0.05)         1.25           1.20           --          --           --             --        10.04
01/31/06      10.04      (0.01)         1.49           1.48           --          --           --             --        11.52
01/31/07      11.52       0.04          1.29           1.33           --          --           --             --        12.85
07/31/07++    12.85       0.02          0.24           0.26           --          --           --             --        13.11

                         NET                       RATIO OF NET
                        ASSETS     RATIO OF         INVESTMENT
                        END OF     EXPENSES        INCOME (LOSS)
  PERIOD     TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        PORTFOLIO
  ENDED     RETURN**   (000'S)    NET ASSETS        NET ASSETS        TURNOVER
----------  -------------------------------------------------------------------
                           Mid-Cap Growth Portfolio# -- Class 1
01/31/03     (41.90)%  $123,948       0.84%(1)         (0.48)% (1)       164%
01/31/04      43.55     199,807       0.87(1)          (0.47)(1)          92
01/31/05       4.92     164,512       0.84(1)          (0.57)(1)          79
01/31/06      12.34     144,202       0.82(1)          (0.33)(1)          83
01/31/07       1.22     116,485       0.82(1)           0.22(1)          143
07/31/07++     5.43     105,584       0.84(1)+         (0.26)(1)+        133
                           Mid-Cap Growth Portfolio# -- Class 2
01/31/03     (41.94)     25,369       1.00(1)          (0.55)(1)         164
01/31/04      43.10      53,167       1.02(1)          (0.63)(1)          92
01/31/05       4.94      54,901       0.99(1)          (0.72)(1)          79
01/31/06      12.06      52,229       0.97(1)          (0.48)(1)          83
01/31/07       1.02      44,719       0.98(1)           0.07(1)          143
07/31/07++     5.48      43,434       0.99(1)+         (0.42)(1)+        133
                           Mid-Cap Growth Portfolio# -- Class 3
09/30/02@-
01/31/03       5.85       2,406       1.04(1)+         (0.35)(1)+        164
01/31/04      43.18      32,377       1.12(1)          (0.77)(1)          92
01/31/05       4.70      55,283       1.09(1)          (0.82)(1)          79
01/31/06      12.10      75,391       1.07(1)          (0.58)(1)          83
01/31/07       0.92      84,072       1.08(1)           0.01(1)          143
07/31/07++     5.30      90,126       1.09(1)+         (0.52)(1)+        133
                          Aggressive Growth Portfolio -- Class 1
01/31/03     (24.28)    156,449       0.77             (0.24)            150
01/31/04      32.83     198,390       0.79             (0.39)            103
01/31/05      14.00     189,042       0.80(1)          (0.26)(1)          89
01/31/06      14.95     174,880       0.79(1)           0.05(1)          121
01/31/07      11.92     150,208       0.81(1)           0.56(1)          298
07/31/07++     2.08     134,457       0.80(1)+          0.49(1)+         143
                          Aggressive Growth Portfolio -- Class 2
01/31/03     (24.37)      6,878       0.92             (0.38)            150
01/31/04      32.68      13,218       0.94             (0.55)            103
01/31/05      13.79      13,703       0.95(1)          (0.41)(1)          89
01/31/06      14.80      15,101       0.94(1)          (0.09)(1)         121
01/31/07      11.68      13,612       0.96(1)           0.41(1)          298
07/31/07++     2.01      13,173       0.95(1)+          0.35(1)+         143
                          Aggressive Growth Portfolio -- Class 3
09/30/02@-
01/31/03      (1.77)        301       0.99+            (0.46)+           150
01/31/04      32.53       3,219       1.05             (0.68)            103
01/31/05      13.57       7,552       1.05(1)          (0.51)(1)          89
01/31/06      14.74      12,071       1.04(1)          (0.17)(1)         121
01/31/07      11.55      17,907       1.06(1)           0.35(1)          298
07/31/07++     2.02      21,884       1.05(1)+          0.24(1)+         143

---------------

  * Calculated based upon average shares outstanding.

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  + Annualized

 ++ Unaudited

 @ Inception date of class

 # See Note 1

(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              1/03   1/04   1/05   1/06    1/07    7/07+
                                                              ----   ----   ----   -----   -----   -----
Mid-Cap Growth Class 1......................................  0.02%  0.05%  0.02%  0.03%   0.02%   0.01%
Mid-Cap Growth Class 2......................................  0.03   0.05   0.02   0.03    0.02    0.01
Mid-Cap Growth Class 3......................................  0.02   0.05   0.02   0.03    0.02    0.01
Aggressive Growth Class 1...................................    --     --   0.00   0.05    0.03    0.03
Aggressive Growth Class 2...................................    --     --   0.00   0.05    0.03    0.03
Aggressive Growth Class 3...................................    --     --   0.00   0.05    0.03    0.07

See Notes to Financial Statements
---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                       NET                      DIVIDENDS   DIVIDENDS
                          NET        REALIZED        TOTAL      DECLARED    FROM NET
            NET ASSET   INVEST-    & UNREALIZED       FROM      FROM NET    REALIZED
              VALUE      MENT      GAIN (LOSS)      INVEST-      INVEST-     GAIN ON
  PERIOD    BEGINNING   INCOME          ON            MENT        MENT       INVEST-        TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS    INCOME       MENTS     DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------
                              Growth Opportunities Portfolio -- Class 1
01/31/03      $5.85     $(0.03)       $(2.32)        $(2.35)     $   --      $   --        $   --
01/31/04       3.50      (0.02)         1.47           1.45          --          --            --
01/31/05       4.95      (0.02)         0.06           0.04          --          --            --
01/31/06       4.99      (0.02)         1.07           1.05          --          --            --
01/31/07       6.04      (0.03)         0.34           0.31          --          --            --
07/31/07++     6.35      (0.02)         0.52           0.50          --          --            --
                              Growth Opportunities Portfolio -- Class 2
01/31/03       5.84      (0.03)        (2.32)         (2.35)         --          --            --
01/31/04       3.49      (0.03)         1.47           1.44          --          --            --
01/31/05       4.93      (0.03)         0.06           0.03          --          --            --
01/31/06       4.96      (0.03)         1.06           1.03          --          --            --
01/31/07       5.99      (0.04)         0.35           0.31          --          --            --
07/31/07++     6.30      (0.02)         0.50           0.48          --          --            --
                              Growth Opportunities Portfolio -- Class 3
09/30/02@-
01/31/03       3.33      (0.03)         0.19           0.16          --          --            --
01/31/04       3.49      (0.03)         1.46           1.43          --          --            --
01/31/05       4.92      (0.03)         0.06           0.03          --          --            --
01/31/06       4.95      (0.04)         1.06           1.02          --          --            --
01/31/07       5.97      (0.05)         0.35           0.30          --          --            --
07/31/07++     6.27      (0.03)         0.51           0.48          --          --            --

                                                       RATIO OF NET
             NET                  NET                   INVESTMENT
            ASSET               ASSETS     RATIO OF       INCOME
            VALUE               END OF     EXPENSES       (LOSS)
  PERIOD    END OF    TOTAL     PERIOD    TO AVERAGE    TO AVERAGE      PORTFOLIO
  ENDED     PERIOD   RETURN**   (000S)    NET ASSETS    NET ASSETS      TURNOVER
----------  ---------------------------------------------------------------------
                          Growth Opportunities Portfolio -- Class 1
01/31/03    $3.50     (40.17)%  $12,307      1.00%(1)     (0.62)%(1)       243%
01/31/04     4.95      41.43     31,640      1.00(1)      (0.45)(1)        178
01/31/05     4.99       0.81(3)  19,474      1.00(1)(2)    (0.44)(1)(2)    171
01/31/06     6.04      21.04     18,641      1.00(1)(2)    (0.49)(1)(2)    228
01/31/07     6.35       5.13     23,116      1.00(1)      (0.56)(1)        310
07/31/07++   6.85       7.87     22,430      0.96+        (0.54)+          101
                          Growth Opportunities Portfolio -- Class 2
01/31/03     3.49     (40.24)     3,260      1.15(1)      (0.77)(1)        243
01/31/04     4.93      41.26      7,802      1.15(1)      (0.60)(1)        178
01/31/05     4.96       0.61(3)   6,498      1.15(1)(2)    (0.60)(1)(2)    171
01/31/06     5.99      20.77      7,317      1.15(1)(2)    (0.64)(1)(2)    228
01/31/07     6.30       5.18      9,413      1.15(1)      (0.71)(1)        310
07/31/07++   6.78       7.62      8,896      1.11+        (0.69)+          101
                          Growth Opportunities Portfolio -- Class 3
09/30/02@-
01/31/03     3.49       4.80        305      1.24(1)+     (0.80)(1)+       243
01/31/04     4.92      40.97      2,424      1.25(1)      (0.69)(1)        178
01/31/05     4.95       0.61(3)   3,681      1.25(1)(2)    (0.72)(1)(2)    171
01/31/06     5.97      20.61      5,482      1.25(1)(2)    (0.74)(1)(2)    228
01/31/07     6.27       5.03     33,224      1.25(1)      (0.81)(1)        310
07/31/07++   6.75       7.66     44,612      1.20+        (0.79)+          101

---------------

  *  Calculated based upon average shares outstanding.
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
     If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
  +  Annualized
 ++  Unaudited
  @  Inception date of class
(1) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                      EXPENSES
                                                 ---------------------------------------------------
                                                 1/03      1/04      1/05(2)      1/06(2)      1/07+
                                                 ---------------------------------------------------
       Growth Opportunities Class 1............  1.07%     1.05%      1.05%        1.02%       0.96%
       Growth Opportunities Class 2............  1.21      1.20       1.21         1.17        1.11
       Growth Opportunities Class 3............  1.24+     1.28       1.32         1.27        1.20

                                                             NET INVESTMENT INCOME (LOSS)
                                                 -----------------------------------------------------
                                                 1/03       1/04       1/05(2)      1/06(2)      1/07+
                                                 -----------------------------------------------------
       Growth Opportunities Class 1............  (0.69)%    (0.50)%     (0.49)%      (0.51)%     (0.54)%
       Growth Opportunities Class 2............  (0.83)     (0.65)      (0.66)       (0.66)      (0.69)
       Growth Opportunities Class 3............  (0.80)+    (0.72)      (0.79)       (0.76)      (0.79)

(2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
     (loss) to average net assets would have been higher by the following:

                                                              1/05     1/06
                                                              ----     ----
Growth Opportunities Class 1................................  0.00%    0.03%
Growth Opportunities Class 2................................  0.00     0.03
Growth Opportunities Class 3................................  0.01     0.03

(3) The Portfolios performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                          NET                     DIVIDENDS   DIVIDENDS
                              NET       REALIZED       TOTAL      DECLARED    FROM NET                     NET
                NET ASSET   INVEST-   & UNREALIZED      FROM      FROM NET    REALIZED                    ASSET
                  VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-     GAIN ON                    VALUE
   PERIOD       BEGINNING   INCOME         ON           MENT        MENT       INVEST-        TOTAL       END OF
    ENDED       OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME       MENTS     DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------
                                  Marsico Focused Growth Portfolio# -- Class 1
01/31/03         $ 8.79     $(0.01)      $(1.27)       $(1.28)     $   --      $   --        $   --       $ 7.51
01/31/04           7.51      (0.02)        2.47          2.45          --          --            --         9.96
01/31/05           9.96      (0.01)        0.70          0.69          --          --            --        10.65
01/31/06          10.65       0.00         2.02          2.02          --          --            --        12.67
01/31/07          12.67       0.02         1.17          1.19          --       (0.77)        (0.77)       13.09
07/31/07++        13.09       0.01        (0.40)        (0.39)         --          --            --        12.70
                                  Marsico Focused Growth Portfolio# -- Class 2
01/31/03           8.79      (0.02)       (1.27)        (1.29)         --          --            --         7.50
01/31/04           7.50      (0.03)        2.46          2.43          --          --            --         9.93
01/31/05           9.93      (0.02)        0.70          0.68          --          --            --        10.61
01/31/06          10.61      (0.01)        2.00          1.99          --          --            --        12.60
01/31/07          12.60       0.00         1.16          1.16          --       (0.77)        (0.77)       12.99
07/31/07++        12.99       0.00        (0.40)        (0.40)         --          --            --        12.59
                                  Marsico Focused Growth Portfolio# -- Class 3
09/30/02@-
01/31/03           7.94         --        (0.45)        (0.45)         --          --            --         7.49
01/31/04           7.49      (0.04)        2.47          2.43          --          --            --         9.92
01/31/05           9.92      (0.03)        0.69          0.66          --          --            --        10.58
01/31/06          10.58      (0.03)        2.01          1.98          --          --            --        12.56
01/31/07          12.56      (0.01)        1.15          1.14          --       (0.77)        (0.77)       12.93
07/31/07++        12.93      (0.00)       (0.40)        (0.40)         --          --            --        12.53

                                                     RATIO OF NET
                            NET                       INVESTMENT
                          ASSETS     RATIO OF           INCOME
                          END OF     EXPENSES           (LOSS)
   PERIOD       TOTAL     PERIOD    TO AVERAGE        TO AVERAGE        PORTFOLIO
    ENDED      RETURN**   (000S)    NET ASSETS        NET ASSETS        TURNOVER
-------------  ------------------------------------------------------------------
                          Marsico Focused Growth Portfolio# -- Class 1
01/31/03        (14.55)%  $43,872      1.00%(1)         (0.15)%(1)         124%
01/31/04         32.62     81,784      1.00(1)          (0.22)(1)           86
01/31/05          6.93     69,151      0.97(1)(2)       (0.10)(1)(2)       101
01/31/06         18.97     77,099      0.94(2)           0.01(2)            71
01/31/07         10.05     69,495   0.93(2)              0.17(2)            59
07/31/07++       (2.98)    57,786      0.94(2)+          0.18(2)+           39
                          Marsico Focused Growth Portfolio# -- Class 2
01/31/03        (14.68)    17,930      1.15(1)          (0.31)(1)          124
01/31/04         32.40     41,204      1.15(1)          (0.36)(1)           86
01/31/05          6.85     44,110      1.12(1)(2)       (0.25)(1)(2)       101
01/31/06         18.76     47,614      1.09(2)          (0.14)(2)           71
01/31/07          9.86     45,340   1.08(2)              0.02(2)            59
07/31/07++       (3.08)    40,534      1.09(2)+          0.03(2)+           39
                          Marsico Focused Growth Portfolio# -- Class 3
09/30/02@-
01/31/03         (5.67)     1,218      1.18+(1)         (0.12)+(1)         124
01/31/04         32.44     14,130      1.25(1)          (0.43)(1)           86
01/31/05          6.65     23,788      1.22(1)(2)       (0.36)(1)(2)       101
01/31/06         18.71     33,218      1.19(2)          (0.26)(2)           71
01/31/07          9.73     43,463   1.18(2)          (0.06)(2)              59
07/31/07++       (3.09)    45,161      1.19(2)+         (0.07)(2)+          39

---------------

  * Calculated based upon average shares outstanding.

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  + Annualized

 ++ Unaudited

 @ Inception date of class

 # See Note 1

(1) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                                        NET INVESTMENT INCOME
                                                                             EXPENSES                          (LOSS)
                                                                     -------------------------       ---------------------------
                                                                     1/03      1/04      1/05        1/03       1/04       1/05
                                                                     -------------------------       ---------------------------
       Marsico Focused Growth Class 1..............................  1.04%     0.97%      0.95%      (0.19)%    (0.19)%    (0.08)%
       Marsico Focused Growth Class 2..............................  1.18      1.12       1.10       (0.34)     (0.33)     (0.23)
       Marsico Focused Growth Class 3..............................  1.27+     1.21       1.20       (0.07)+    (0.39)     (0.34)

(2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              1/05     1/06     1/07     7/07+
                                                              ----     ----     ----     -----
Marsico Focused Growth Class 1..............................  0.01%    0.02%    0.02%     0.00%
Marsico Focused Growth Class 2..............................  0.01     0.02     0.02      0.00
Marsico Focused Growth Class 3..............................  0.01     0.02     0.02      0.00

See Notes to Financial Statements
---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                                 Technology Portfolio Class 1
01/31/03     $ 3.42     $(0.03)       $(1.60)        $(1.63)       $   --         $   --         $   --       $ 1.79    (47.66)%
01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83     58.10
01/31/05       2.83      (0.02)        (0.35)         (0.37)           --             --             --         2.46    (13.07)
01/31/06       2.46      (0.02)         0.36           0.34            --             --             --         2.80     13.82
01/31/07       2.80      (0.02)        (0.09)         (0.11)           --             --             --         2.69     (3.93)
07/31/07++     2.69      (0.01)         0.28           0.27            --             --             --         2.96     10.04
                                                 Technology Portfolio Class 2
01/31/03       3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79    (47.66)
01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83     58.10
01/31/05       2.83      (0.01)        (0.37)         (0.38)           --             --             --         2.45    (13.43)
01/31/06       2.45      (0.02)         0.35           0.33            --             --             --         2.78     13.47
01/31/07       2.78      (0.02)        (0.09)         (0.11)           --             --             --         2.67     (3.96)
07/31/07++     2.67      (0.01)         0.27           0.26            --             --             --         2.93      9.74
                                                 Technology Portfolio Class 3
09/30/02@-
01/31/03       1.53      (0.01)         0.27           0.26            --             --             --         1.79     16.99
01/31/04       1.79      (0.03)         1.06           1.03            --             --             --         2.82     57.54
01/31/05       2.82      (0.01)        (0.36)         (0.37)           --             --             --         2.45    (13.12)
01/31/06       2.45      (0.03)         0.35           0.32            --             --             --         2.77     13.06
01/31/07       2.77      (0.02)        (0.09)         (0.11)           --             --             --         2.66     (3.97)
07/31/07++     2.66      (0.01)         0.27           0.26            --             --             --         2.92      9.77
                                            Small & Mid Cap Value Portfolio Class 2
08/01/02#-
01/31/03      10.00       0.02         (0.16)         (0.14)        (0.00)            --             --         9.86     (1.34)
01/31/04       9.86      (0.01)         4.17           4.16         (0.01)         (0.07)         (0.08)       13.94     42.14
01/31/05      13.94       0.07          1.76           1.83         (0.06)         (0.47)         (0.53)       15.24     13.09
01/31/06      15.24       0.03          2.28           2.31            --          (0.06)         (0.06)       17.49     15.23
01/31/07      17.49       0.13          1.60           1.73         (0.03)         (1.02)         (1.05)       18.17     10.26
07/31/07++    18.17       0.03          0.84           0.87            --             --             --        19.04      4.79
                                            Small & Mid Cap Value Portfolio Class 3
09/30/02@-
01/31/03       9.22       0.01          0.63           0.64         (0.00)            --             --         9.86      6.98
01/31/04       9.86      (0.02)         4.16           4.14         (0.00)         (0.07)         (0.07)       13.93     41.99
01/31/05      13.93       0.07          1.74           1.81         (0.04)         (0.47)         (0.51)       15.23     12.99
01/31/06      15.23       0.02          2.28           2.30            --          (0.06)         (0.06)       17.47     15.18
01/31/07      17.47       0.10          1.60           1.70         (0.01)         (1.02)         (1.03)       18.14     10.12
07/31/07++    18.14       0.02          0.84           0.86            --             --             --        19.00      4.74

              NET      RATIO OF           RATIO OF NET
            ASSETS    EXPENSES TO          INVESTMENT
            END OF      AVERAGE         INCOME (LOSS) TO
  PERIOD    PERIOD        NET             AVERAGE NET          PORTFOLIO
  ENDED     (000S)      ASSETS               ASSETS            TURNOVER
----------  ------------------------------------------------------------
                            Technology Portfolio Class 1
01/31/03    $23,828       1.50%(2)           (1.36)%(2)           135%
01/31/04     59,813       1.49(2)            (1.32)(2)            123
01/31/05     27,342       1.50(2)            (0.76)(2)             85
01/31/06     25,260       1.19(2)            (0.84)(2)             95
01/31/07     18,434       1.19(2)            (0.64)(2)            172
07/31/07++   19,372       1.24+              (0.63)+              149
                            Technology Portfolio Class 2
01/31/03      4,272       1.66(2)            (1.51)(2)            135
01/31/04     13,164       1.64(2)            (1.46)(2)            123
01/31/05     10,298       1.68(2)            (0.76)(2)             85
01/31/06     10,562       1.34(2)            (0.98)(2)             95
01/31/07      7,894       1.34(2)            (0.79)(2)            172
07/31/07++    7,500       1.39+              (0.79)+              149
                            Technology Portfolio Class 3
09/30/02@-
01/31/03        360       1.66+(2)           (1.52)+(2)           135
01/31/04      6,641       1.72(2)            (1.56)(2)            123
01/31/05      8,893       1.79(2)            (0.76)(2)             85
01/31/06     11,502       1.43(2)            (1.08)(2)             95
01/31/07     13,175       1.44(2)            (0.91)(2)            172
07/31/07++   14,998       1.49+              (0.89)+              149
                      Small & Mid Cap Value Portfolio Class 2
08/01/02#-
01/31/03      5,375       1.65+(1)            0.53+(1)              7
01/31/04     26,269       1.65(1)            (0.07)(1)             16
01/31/05     45,307       1.33(1)(2)          0.39(1)(2)           21
01/31/06     49,773       1.21(2)             0.18(2)              33
01/31/07     48,662       1.15(2)             0.64(2)              41
07/31/07++   49,975       1.13(2)+            0.28(2)+             14
                      Small & Mid Cap Value Portfolio Class 3
09/30/02@-
01/31/03      2,618       1.75+(1)            0.41+(1)              7
01/31/04     42,387       1.75(1)            (0.21)(1)             16
01/31/05    134,471       1.41(1)(2)          0.32(1)(2)           21
01/31/06    208,937       1.31(2)             0.08(2)              33
01/31/07    291,463       1.25(2)             0.58(2)              41
07/31/07++  340,311       1.23(2)+            0.18(2)+             14

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
  ++  Unaudited
   #  Commencement of operations
   @  Inception date of class
 (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                                  NET INVESTMENT
                                                                      EXPENSES                    INCOME (LOSS)
                                                              ------------------------      --------------------------
                                                              1/03      1/04      1/05      1/03       1/04       1/05
                                                              ------------------------      --------------------------
Small & Mid Cap Value Class 2...............................  4.54%+    1.52%     1.30%     (2.35)%+    0.06%     0.40%
Small & Mid Cap Value Class 3...............................  5.62+     1.56      1.40      (3.47)+    (0.02)     0.34

 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                              1/03     1/04     1/05     1/06      1/07      7/07+
                                                              ----     ----     ----     -----     -----     -----
Technology Class 1..........................................  0.02%    0.08%    0.13%    0.05%     0.03%       --%
Technology Class 2..........................................  0.03     0.08     0.15     0.04      0.03        --
Technology Class 3..........................................  0.04     0.08     0.16     0.04      0.02        --
Small & Mid-Cap Value Class 2...............................    --       --     0.04     0.03      0.02      0.01
Small & Mid-Cap Value Class 3...............................    --       --     0.04     0.03      0.02      0.01

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                              DIVIDENDS
                                      NET                     DECLARED     DIVIDENDS
               NET        NET       REALIZED       TOTAL        FROM       FROM NET                      NET
              ASSET     INVEST-   & UNREALIZED      FROM         NET       REALIZED                     ASSET
              VALUE      MENT     GAIN (LOSS)     INVEST-      INVEST-      GAIN ON                     VALUE
  PERIOD    BEGINNING   INCOME         ON           MENT        MENT        INVEST-         TOTAL       END OF     TOTAL
  ENDED     OF PERIOD   (LOSS)*   INVESTMENTS    OPERATIONS    INCOME        MENTS      DISTRIBUTIONS   PERIOD   RETURN**
--------------------------------------------------------------------------------------------------------------------------
                                   International Growth and Income Portfolio -- Class 1
01/31/03     $ 9.07     $ 0.09       $(1.96)       $(1.87)     $(0.05)      $   --         $(0.05)      $ 7.15     (20.66)%
01/31/04       7.15       0.12         3.06          3.18       (0.12)          --          (0.12)       10.21      44.71
01/31/05      10.21       0.09         1.57          1.66       (0.14)          --          (0.14)       11.73      16.37
01/31/06      11.73       0.21         2.50          2.71       (0.11)          --          (0.11)       14.33      23.25
01/31/07      14.33       0.33         2.73          3.06       (0.21)       (0.20)         (0.41)       16.98      21.57
07/31/07++    16.98       0.29         1.01          1.30          --           --             --        18.28       7.66
                                   International Growth and Income Portfolio -- Class 2
01/31/03       9.10       0.03        (1.92)        (1.89)      (0.04)          --          (0.04)        7.17     (20.78)
01/31/04       7.17       0.11         3.07          3.18       (0.11)          --          (0.11)       10.24      44.53
01/31/05      10.24       0.07         1.56          1.63       (0.12)          --          (0.12)       11.75      16.08
01/31/06      11.75       0.19         2.51          2.70       (0.10)          --          (0.10)       14.35      23.05
01/31/07      14.35       0.31         2.74          3.05       (0.19)       (0.20)         (0.39)       17.01      21.47
07/31/07++    17.01       0.27         1.02          1.29          --           --             --        18.30       7.58
                                   International Growth and Income Portfolio -- Class 3
09/30/02@-
01/31/03       7.26      (0.03)       (0.06)        (0.09)         --           --             --         7.17      (1.24)
01/31/04       7.17       0.06         3.11          3.17       (0.11)          --          (0.11)       10.23      44.35
01/31/05      10.23       0.03         1.59          1.62       (0.11)          --          (0.11)       11.74      16.00
01/31/06      11.74       0.17         2.51          2.68       (0.08)          --          (0.08)       14.34      22.97
01/31/07      14.34       0.21         2.82          3.03       (0.18)       (0.20)         (0.38)       16.99      21.32
07/31/07++    16.99       0.26         1.02          1.28          --           --             --        18.27       7.53
                                           Global Equities Portfolio -- Class 1
01/31/03      10.49       0.02        (2.64)        (2.62)         --           --             --         7.87     (24.98)
01/31/04       7.87       0.02         2.68          2.70       (0.02)          --          (0.02)       10.55      34.39
01/31/05      10.55       0.03         0.64          0.67       (0.03)          --          (0.03)       11.19       6.41
01/31/06      11.19       0.08         2.90          2.98       (0.03)          --          (0.03)       14.14      26.72
01/31/07      14.14       0.18         2.41          2.59       (0.14)          --          (0.14)       16.59      18.40(2)
07/31/07++    16.59       0.14         1.10          1.24          --           --             --        17.83       7.47
                                           Global Equities Portfolio -- Class 2
01/31/03      10.48         --        (2.63)        (2.63)         --           --             --         7.85     (25.10)
01/31/04       7.85       0.01         2.66          2.67       (0.01)          --          (0.01)       10.51      34.04
01/31/05      10.51       0.02         0.64          0.66       (0.02)          --          (0.02)       11.15       6.30
01/31/06      11.15       0.06         2.90          2.96       (0.02)          --          (0.02)       14.09      26.56
01/31/07      14.09       0.15         2.40          2.55       (0.12)          --          (0.12)       16.52      18.19(2)
07/31/07++    16.52       0.12         1.10          1.22          --           --             --        17.74       7.38
                                           Global Equities Portfolio -- Class 3
09/30/02@-
01/31/03       7.76      (0.01)        0.09          0.08          --           --             --         7.84       1.03
01/31/04       7.84      (0.01)        2.68          2.67       (0.01)          --          (0.01)       10.50      34.05
01/31/05      10.50      (0.01)        0.65          0.64       (0.01)          --          (0.01)       11.13       6.12
01/31/06      11.13       0.04         2.90          2.94       (0.01)          --          (0.01)       14.06      26.40
01/31/07      14.06       0.12         2.41          2.53       (0.11)          --          (0.11)       16.48      18.06(2)
07/31/07++    16.48       0.11         1.10          1.21          --           --             --        17.69       7.34


              NET                    RATIO OF NET
             ASSETS     RATIO OF      INVESTMENT
             END OF     EXPENSES     INCOME (LOSS)
  PERIOD     PERIOD    TO AVERAGE     TO AVERAGE      PORTFOLIO
  ENDED      (000S)    NET ASSETS     NET ASSETS      TURNOVER
----------  ---------------------------------------------------
            International Growth and Income Portfolio -- Class
                                     1
01/31/03    $177,883      1.22%           1.08%          264%
01/31/04     232,740      1.25(1)         1.41(1)        108
01/31/05     262,167      1.24(1)         0.79(1)         67
01/31/06     283,464      1.10(1)         1.68(1)         79
01/31/07     316,711      1.03(1)         2.16(1)         97
07/31/07++   319,970      1.05(1)+        3.20(1)+        57
            International Growth and Income Portfolio -- Class
                                      2
01/31/03      15,437      1.40            0.44           264
01/31/04      27,823      1.40(1)         1.18(1)        108
01/31/05      34,961      1.39(1)         0.61(1)         67
01/31/06      38,938      1.25(1)         1.52(1)         79
01/31/07      44,359      1.18(1)         1.99(1)         97
07/31/07++    43,387      1.20(1)+        3.03(1)+        57
            International Growth and Income Portfolio -- Class
                                      3
09/30/02@-
01/31/03       1,647      1.83+          (1.18)+         264
01/31/04      14,408      1.50(1)         0.65(1)        108
01/31/05      37,465      1.48(1)         0.31(1)         67
01/31/06      51,289      1.34(1)         1.34(1)         79
01/31/07     134,938      1.27(1)         1.43(1)         97
07/31/07++   200,791      1.30(1)+        2.94(1)+        57
                   Global Equities Portfolio -- Class 1
01/31/03     221,301      0.93(1)         0.19(1)         71
01/31/04     248,468      0.95(1)         0.23(1)         83
01/31/05     206,639      0.98(1)         0.29(1)         67
01/31/06     217,409      0.91(1)         0.62(1)        161
01/31/07     208,879      0.89            1.19            93
07/31/07++   199,654      0.88+           1.57+           41
                   Global Equities Portfolio -- Class 2
01/31/03       9,083      1.08(1)         0.00(1)         71
01/31/04      13,903      1.10(1)         0.06(1)         83
01/31/05      11,951      1.13(1)         0.14(1)         67
01/31/06      16,301      1.06(1)         0.45(1)        161
01/31/07      20,043      1.04            1.01            93
07/31/07++    20,504      1.03+           1.42+           41
                   Global Equities Portfolio -- Class 3
09/30/02@-
01/31/03         265      1.16(1)+       (0.30)(1)+       71
01/31/04       3,387      1.20(1)        (0.14)(1)        83
01/31/05       7,515      1.23(1)        (0.05)(1)        67
01/31/06      16,084      1.14(1)         0.33(1)        161
01/31/07      30,854      1.14            0.83            93
07/31/07++    36,043      1.14+           1.31+           41

---------------
  * Calculated based upon average shares outstanding.

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

  + Annualized

 ++ Unaudited

 @ Inception date of class

(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              1/03     1/04     1/05     1/06     1/07     7/07+
                                                              ----     ----     ----     ----     ----     -----
International Growth and Income Class 1.....................    --%    0.05%    0.02%    0.03%    0.01%    0.01%
International Growth and Income Class 2.....................    --     0.05     0.02     0.03     0.01     0.01
International Growth and Income Class 3.....................    --     0.05     0.02     0.03     0.01     0.01
Global Equities Class 1.....................................  0.00     0.03     0.03     0.02       --       --
Global Equities Class 2.....................................  0.01     0.03     0.03     0.02       --       --
Global Equities Class 3.....................................  0.02     0.03     0.02     0.02       --       --

(2) The Portfolios performance figure was increased by less than 0.01% from reimbursements of losses for investments sold as a result of a violation of an investment restriction.
See Notes to Financial Statements
---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

               NET        NET                         TOTAL      DIVIDENDS                 DIVIDENDS                     NET
              ASSET     INVEST-     NET REALIZED       FROM       DECLARED    DIVIDENDS    FROM NET                     ASSET
              VALUE       MENT      & UNREALIZED     INVEST-      FROM NET    FROM NET     REALIZED                     VALUE
  PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT      INVESTMENT   RETURN OF     GAIN ON         TOTAL       END OF
  ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS     INCOME      CAPITAL    INVESTMENTS   DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                     International Diversified Equities Portfolio Class 1
01/31/03     $ 7.24      $ 0.07        $(2.13)        $(2.06)      $   --       $  --       $   --         $   --       $ 5.18
01/31/04       5.18        0.07          1.96           2.03        (0.28)         --           --          (0.28)        6.93
01/31/05       6.93        0.06          0.83           0.89        (0.15)         --           --          (0.15)        7.67
01/31/06       7.67        0.12          1.71           1.83        (0.13)         --           --          (0.13)        9.37
01/31/07       9.37        0.19          1.41           1.60        (0.04)         --           --          (0.04)       10.93
07/31/07++    10.93        0.14          0.88           1.02           --          --           --             --        11.95
                                     International Diversified Equities Portfolio Class 2
01/31/03       7.22        0.03         (2.09)         (2.06)          --          --           --             --         5.16
01/31/04       5.16        0.04          1.97           2.01        (0.27)         --           --          (0.27)        6.90
01/31/05       6.90        0.04          0.83           0.87        (0.14)         --           --          (0.14)        7.63
01/31/06       7.63        0.10          1.71           1.81        (0.12)         --           --          (0.12)        9.32
01/31/07       9.32        0.17          1.41           1.58        (0.03)         --           --          (0.03)       10.87
07/31/07++    10.87        0.13          0.88           1.01           --          --           --             --        11.88
                                     International Diversified Equities Portfolio Class 3
09/30/02@
01/31/03       5.49          --         (0.33)         (0.33)          --          --           --             --         5.16
01/31/04       5.16        0.01          1.99           2.00        (0.27)         --           --          (0.27)        6.89
01/31/05       6.89        0.03          0.84           0.87        (0.14)         --           --          (0.14)        7.62
01/31/06       7.62        0.08          1.72           1.80        (0.11)         --           --          (0.11)        9.31
01/31/07       9.31        0.14          1.43           1.57        (0.02)         --           --          (0.02)       10.86
07/31/07++    10.86        0.13          0.86           0.99           --          --           --             --        11.85
                                              Emerging Markets Portfolio Class 1
01/31/03       6.79        0.02         (0.74)         (0.72)       (0.02)      (0.00)          --          (0.02)        6.05
01/31/04       6.05        0.10          3.59           3.69           --          --           --             --         9.74
01/31/05       9.74        0.09          1.83           1.92        (0.11)         --           --          (0.11)       11.55
01/31/06      11.55        0.22          5.99           6.21        (0.05)         --           --          (0.05)       17.71
01/31/07      17.71        0.20          2.44           2.64        (0.18)         --        (3.05)         (3.23)       17.12
07/31/07++    17.12        0.12          4.10           4.22           --          --           --             --        21.34
                                              Emerging Markets Portfolio Class 2
01/31/03       6.79          --         (0.73)         (0.73)       (0.01)      (0.00)          --          (0.01)        6.05
01/31/04       6.05        0.09          3.57           3.66           --          --           --             --         9.71
01/31/05       9.71        0.07          1.84           1.91        (0.10)         --           --          (0.10)       11.52
01/31/06      11.52        0.20          5.98           6.18        (0.03)         --           --          (0.03)       17.67
01/31/07      17.67        0.18          2.42           2.60        (0.16)         --        (3.05)         (3.21)       17.06
07/31/07++    17.06        0.11          4.08           4.19           --          --           --             --        21.25
                                              Emerging Markets Portfolio Class 3
09/30/02@
01/31/03       5.70       (0.02)         0.37           0.35           --          --           --             --         6.05
01/31/04       6.05        0.05          3.61           3.66           --          --           --             --         9.71
01/31/05       9.71        0.06          1.83           1.89        (0.09)         --           --          (0.09)       11.51
01/31/06      11.51        0.18          5.97           6.15        (0.02)         --           --          (0.02)       17.64
01/31/07      17.64        0.13          2.45           2.58        (0.15)         --        (3.05)         (3.20)       17.02
07/31/07++    17.02        0.10          4.07           4.17           --          --           --             --        21.19

                         NET       RATIO OF     RATIO OF NET
                        ASSETS    EXPENSES TO    INVESTMENT
                        END OF      AVERAGE     INCOME (LOSS)
  PERIOD     TOTAL      PERIOD        NET        TO AVERAGE     PORTFOLIO
  ENDED     RETURN**   (000'S)      ASSETS       NET ASSETS     TURNOVER
----------  -------------------------------------------------------------
                International Diversified Equities Portfolio Class 1
01/31/03     (28.45)%  $156,911     1.22%            0.97%          48%
01/31/04      39.76     196,843      1.23            1.13           49
01/31/05      13.10     183,649      1.25(1)         0.86(1)        25
01/31/06      24.08     190,263      1.11            1.42           19
01/31/07      17.15     188,241      0.94            1.87           13
07/31/07++     9.33     185,407      0.99+           2.49+          10
                International Diversified Equities Portfolio Class 2
01/31/03     (28.43)      8,619      1.33            0.53           48
01/31/04      39.52      29,467      1.38            0.72           49
01/31/05      12.86      47,549      1.40(1)         0.62(1)        25
01/31/06      23.91      59,176      1.25            1.22           19
01/31/07      16.99      61,429      1.09            1.69           13
07/31/07++     9.29      61,787      1.14+           2.33+          10
                International Diversified Equities Portfolio Class 3
09/30/02@
01/31/03      (6.01)      2,480      1.33+          (0.29)+         48
01/31/04      39.29      39,947      1.48            0.11           49
01/31/05      12.79     106,732      1.50(1)         0.41(1)        25
01/31/06      23.83     178,666      1.34            1.05           19
01/31/07      16.92     271,514      1.19            1.49           13
07/31/07++     9.12     319,024      1.24+           2.21+          10
                         Emerging Markets Portfolio Class 1
01/31/03     (10.63)     63,377      1.53            0.43          118
01/31/04      60.99     104,999      1.66(1)         1.27(1)       112
01/31/05      19.92     110,010      1.60(1)         0.89(1)        76
01/31/06      53.84     177,187      1.51(1)         1.58(1)       147
01/31/07      17.92     173,451      1.40(1)         1.20(1)       184
07/31/07++    24.65     198,906      1.40(1)+        1.30(1)+       97
                         Emerging Markets Portfolio Class 2
01/31/03     (10.71)      3,164      1.74            0.05          118
01/31/04      60.50       8,278      1.80(1)         1.03(1)       112
01/31/05      19.84      13,989      1.75(1)         0.72(1)        76
01/31/06      53.72      24,084      1.66(1)         1.43(1)       147
01/31/07      17.70      24,743      1.55(1)         1.05(1)       184
07/31/07++    24.56      29,273      1.56(1)+        1.14(1)+       97
                         Emerging Markets Portfolio Class 3
09/30/02@
01/31/03       6.14         276      2.12+          (0.56)+        118
01/31/04      60.50       3,533      1.90(1)         0.54(1)       112
01/31/05      19.63      12,899      1.85(1)         0.57(1)        76
01/31/06      53.48      35,556      1.78(1)         1.27(1)       147
01/31/07      17.58      88,829      1.68(1)         0.81(1)       184
07/31/07++    24.50     136,968      1.65(1)+        1.04(1)+       97

---------------

  * Calculated based upon average shares outstanding.

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.

  + Annualized

 ++ Unaudited

 @ Inception date of class

(1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              1/04     1/05     1/06     1/07     7/07+
                                                              ----     ----     ----     ----     -----
International Diversified Equities Class 1..................    --%    0.00%      --%      --%      --%
International Diversified Equities Class 2..................    --     0.00       --       --       --
International Diversified Equities Class 3..................    --     0.00       --       --       --
Emerging Markets Class 1....................................  0.11     0.03     0.10     0.06     0.02
Emerging Markets Class 2....................................  0.11     0.03     0.10     0.06     0.02
Emerging Markets Class 3....................................  0.11     0.03     0.09     0.05     0.02

See Notes to Financial Statements
                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

               NET        NET                         TOTAL      DIVIDENDS    DIVIDENDS    DIVIDENDS                     NET
              ASSET     INVEST-     NET REALIZED       FROM       DECLARED    DECLARED     FROM NET                     ASSET
              VALUE       MENT      & UNREALIZED     INVEST-      FROM NET    FROM NET     REALIZED                     VALUE
  PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT      INVESTMENT   RETURN OF     GAIN ON         TOTAL       END OF
  ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS     INCOME      CAPITAL    INVESTMENTS   DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                               Foreign Value Portfolio Class 2
08/01/02#-
  01/31/03   $10.00      $(0.03)       $(0.83)        $(0.86)      $   --      $(0.03)      $   --         $(0.03)      $ 9.11
01/31/04       9.11        0.03          3.91           3.94        (0.01)         --        (0.10)         (0.11)       12.94
01/31/05      12.94        0.16          1.75           1.91        (0.14)         --        (0.27)         (0.41)       14.44
01/31/06      14.44        0.25          2.27           2.52           --          --        (0.02)         (0.02)       16.94
01/31/07      16.94        0.37          3.41           3.78        (0.19)         --        (0.25)         (0.44)       20.28
07/31/07++    20.28        0.39          1.27           1.66           --          --           --             --        21.94
                                               Foreign Value Portfolio Class 3
09/30/02@-
  01/31/03     9.20       (0.03)        (0.03)         (0.06)          --       (0.03)          --          (0.03)        9.11
01/31/04       9.11        0.00          3.93           3.93         0.00          --        (0.10)         (0.10)       12.94
01/31/05      12.94        0.12          1.79           1.91        (0.13)         --        (0.27)         (0.40)       14.45
01/31/06      14.45        0.21          2.29           2.50           --          --        (0.02)         (0.02)       16.93
01/31/07      16.93        0.34          3.42           3.76        (0.17)         --        (0.25)         (0.42)       20.27
07/31/07++    20.27        0.38          1.26           1.64           --          --           --             --        21.91

                                                 RATIO OF NET
                          NET       RATIO OF      INVESTMENT
                         ASSETS    EXPENSES TO      INCOME
                         END OF      AVERAGE      (LOSS) TO
  PERIOD      TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
  ENDED     RETURN**    (000'S)      ASSETS         ASSETS      TURNOVER
----------  -------------------------------------------------------------
                           Foreign Value Portfolio Class 2
08/01/02#-
  01/31/03     (8.57)%  $  5,888      1.95%+(1)     (0.63)%+(1)     1%
01/31/04       43.31      34,250      1.76(1)        0.26(1)        7
01/31/05       14.77      58,040      1.34(1)(2)     1.22(1)(2)    13
01/31/06       17.50      68,774      1.16(2)        1.61(2)        8
01/31/07       22.56      78,103      1.07(2)        2.06(2)       13
07/31/07++      8.19      77,904      1.12(2)+       3.62(2)+       9
                           Foreign Value Portfolio Class 3
09/30/02@-
  01/31/03     (0.64)      4,099      2.05+(1)      (1.04)+(1)      1
01/31/04       43.18      63,404      1.76(1)        0.00(1)        7
01/31/05       14.74     190,704      1.43(1)(2)     0.95(1)(2)    13
01/31/06       17.35     322,494      1.25(2)        1.41(2)        8
01/31/07       22.48     453,154      1.17(2)        1.87(2)       13
07/31/07++      8.09     507,634      1.22(2)+       3.54(2)+       9

---------------

  * Calculated based upon average shares outstanding.

 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.

  + Annualized

 ++ Unaudited

 @ Inception date of class

 # Commencement of operations

(1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                               NET INVESTMENT
                                                                    EXPENSES                    INCOME (LOSS)
                                                              --------------------         -----------------------
                                                              1/03    1/04    1/05         1/03       1/04    1/05
                                                              ----    ----    ----         -----      ----    ----
Foreign Value Class 2.......................................  4.72%+  1.54%   1.33%        (3.40)%+   0.48%   1.23%
Foreign Value Class 3.......................................  6.21+   1.58    1.42         (5.20)+    0.18    0.96

(2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              1/05    1/06     1/07      7/07+
                                                              ----    -----    -----     -----
Foreign Value Class 2.......................................  0.01%   0.01%    0.00%     0.00%
Foreign Value Class 3.......................................  0.01    0.01     0.00      0.00

See Notes to Financial Statements
---------------------

---------------------

SUNAMERICA SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS
JULY 31, 2007 (UNAUDITED)

  At a meeting held on May 7, 2007, the Board of Trustees of the Trust reviewed and discussed materials related to certain factors used in their consideration of whether to approve a new Subadvisory Agreement between Putnam Investment Management, LLC ("Putnam") and AIG SAAMCo (the "New Subadvisory Agreement"), with respect to the Emerging Markets Portfolio and the International Growth and Income Portfolio (the "Portfolios").

  The Portfolios were subadvised by Putnam prior to and after the effective date of the New Subadvisory Agreement, August 3, 2007. The prior subadvisory agreement ("Prior Subadvisory Agreement") provided, consistent with Section 15(a)(4) of the Investment Company Act of 1940, as amended ("1940 Act"), for the automatic termination of the agreement upon a change in control of Putnam. Putnam was acquired by Great-West Lifeco, Inc. ("Great West"), a subsidiary of Power Financial Corporation of Canada ("Power Financial"), effective August 3, 2007 (the "Transaction"), which constituted a change in control of Putnam.

  In connection with its approval of the New Subadvisory Agreement, the Board received materials related to certain factors used in its consideration whether to renew or approve the New Subadvisory Agreement. Those factors included: (1) the nature, extent and quality of services provided by Putnam; (2) the size and structure of the subadvisory fees charged in connection with Putnam's management of the Portfolios, compared to subadvisory fee rates of a group of funds with similar investment objectives (the "Subadviser Expense Group/Universe"), as selected by an independent third-party provider of investment company data; (3) the terms of the New Subadvisory Agreement; (4) whether the Portfolios will benefit from possible economies of scale; and (5) information regarding Putnam's compliance and regulatory history. In addition, the Trustees considered the organization capability and financial condition of Putnam and the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

  At the meeting, representatives of Putnam provided information and commentary on the Transaction and responded to questions from the Trustees. The Board, including a majority of the Independent Trustees, was separately represented by counsel that is independent of AIG SAAMCo and Putnam. The matters discussed below were also considered separately by the Independent Trustees in an executive session during which such independent counsel provided guidance to the Independent Trustees.

  Nature, Extent and Quality of Services. The Trustees considered the nature, quality and extent of services provided by Putnam. The Trustees noted that Putnam is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by the Portfolios. The Trustees reviewed Putnam's history, structure, size and investment experience. The Trustees also considered the structure, size, and the financial strength of Power Financial and noted that the quality of services were not expected to change as a result of Putnam's change of ownership. Putnam reported that it would maintain the size, visibility and the resources necessary to retain its investment professionals and that the Putnam portfolio managers that manage the Portfolios will continue to manage the Portfolios following the Transaction. The Trustees concluded that they were satisfied with the nature, quality and extent of the services provided by Putnam and that there was a reasonable basis on which to conclude that Putnam would continue to provide a high level of service to the Portfolios.

  Fees and Expenses. In connection with the Trustees' review of the New Subadvisory Agreement, the Trustees received information regarding the Portfolios' subadvisory fees compared against such expense ratios of funds in their respective Subadviser Expense Group/ Universe. It was noted that with respect to subadvisory fees, SunAmerica negotiated the fees with Putnam at arms-length. The Trustees also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadviser Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Trustees considered that the subadvisory fees paid to Putnam will not change as a result of the change of control. The Trustees concluded that the subadvisory fee rate for each Portfolio was fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

  Investment Performance. The Trustees noted that the Transaction would not result in a change to the nature, quality or extent of services provided or in the subadvisory fees paid, and thus did not consider the investment performance of the Portfolios at that time. It was noted that the Trustees review the Portfolios' performance on a quarterly basis.

  Profitability and Economies of Scale. In considering the profitability to Putnam in connection with its relationship with the Portfolios, the Trustees noted that the fees under the New Subadvisory Agreement are paid by SunAmerica. The Trustees also relied on the ability of SunAmerica to negotiate the New Subadvisory Agreement and the fees thereunder at arm's length. For each of the above reasons, the profitability to Putnam from its relationship with the Portfolios was determined not to be a material factor in the Trustees' deliberations. For similar reasons, the Trustees did not consider the potential for a Portfolio to experience economies of scale from Putnam's management of the Portfolios a material factor to their consideration of Putnam.

                                                           ---------------------

  Terms of New Subadvisory Agreement. The Trustees reviewed the terms of the New Subadvisory Agreement, including the duties and responsibilities undertaken by Putnam. It was noted that the terms of the New Subadvisory Agreement are identical to the Prior Subadvisory Agreement. The Trustees noted that the New Subadvisory Agreement provides that Putnam will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Trustees also considered other provisions of the New Subadvisory Agreement and concluded that the terms of the New Subadvisory Agreement are reasonable, fair and in the best interests of the Portfolios and their shareholders.

  Conclusions. In reaching their decision to recommend the approval of the New Subadvisory Agreement, the Trustees did not identify any single factor as being controlling, but based their recommendation on all of the factors it considered and each Trustee individually weighing the various factors. Based upon the materials they reviewed, the representations made to them and the considerations described above, and as part of their deliberations, the Trustees, including the Independent Trustees, concluded that Putnam possesses the capability and resources to perform the duties required of it under the New Subadvisory Agreement.

---------------------

---------------------

SUNAMERICA SERIES TRUST
SPECIAL MEETING OF SHAREHOLDERS
JULY 31, 2007 (UNAUDITED)

                              PROXY VOTING RESULTS

A special Meeting of Shareholders of SunAmerica Series Trust was held on April 5, 2007. The fund voted in favor of adopting the following proposals:

  1. To approve a subadvisory agreement between AIG SAAMCo and the following subadvisers on behalf of the following Portfolios:

FEDERATED AMERICAN LEADERS PORTFOLIO (RENAMED, EQUITY OPPORTUNITIES PORTFOLIO)

1. Approval of a subadvisory agreement.

                                                                           PERCENT OF
                                        VOTING LEVEL                   OUTSTANDING SHARES
                                        ------------                   ------------------
                 For:                    10,238,923                           82.8%
             Against:                       992,981                            8.0
             Abstain:                     1,133,404                            9.2
                                         ----------                          -----
         Total Voted:                    12,365,308                          100.0%
                                         ==========                          =====

2. Approval of an Amendment to the investment advisory and management agreement.

                                                                           PERCENT OF
                                        VOTING LEVEL                   OUTSTANDING SHARES
                                        ------------                   ------------------
                 For:                     7,950,720                           64.3%
             Against:                     3,129,855                           25.3
             Abstain:                     1,284,733                           10.4
                                         ----------                          -----
         Total Voted:                    12,365,308                          100.0%
                                         ==========                          =====

GOLDMAN SACHS RESEARCH PORTFOLIO (RENAMED, CAPITAL GROWTH PORTFOLIO)

1. Approval of a subadvisory agreement.

                                                                           PERCENT OF
                                        VOTING LEVEL                   OUTSTANDING SHARES
                                        ------------                   ------------------
                 For:                    3,519,245                            89.7%
             Against:                      110,556                             2.8
             Abstain:                      295,557                             7.5
                                         ---------                           -----
         Total Voted:                    3,925,358                           100.0%
                                         =========                           =====

MFS MID-CAP GROWTH PORTFOLIO (RENAMED, MID-CAP GROWTH PORTFOLIO)

1. Approval of a subadvisory agreement.

                                                                           PERCENT OF
                                        VOTING LEVEL                   OUTSTANDING SHARES
                                        ------------                   ------------------
                 For:                    19,725,982                           83.0%
             Against:                     1,887,050                            7.9
             Abstain:                     2,153,812                            9.1
                                         ----------                          -----
         Total Voted:                    23,766,844                          100.0%
                                         ==========                          =====

2. Approval of an Amendment to the investment advisory and management agreement.

                                                                           PERCENT OF
                                        VOTING LEVEL                   OUTSTANDING SHARES
                                        ------------                   ------------------
                 For:                    14,263,142                           60.0%
             Against:                     7,274,371                           30.6
             Abstain:                     2,229,331                            9.4
                                         ----------                          -----
         Total Voted:                    23,766,844                          100.0%
                                         ==========                          =====

PUTNAM GROWTH: VOYAGER PORTFOLIO (RENAMED, FUNDAMENTAL GROWTH PORTFOLIO)

1. Approval of a subadvisory agreement.

                                                                           PERCENT OF
                                        VOTING LEVEL                   OUTSTANDING SHARES
                                        ------------                   ------------------
                 For:                    8,368,552                            85.5%
             Against:                      602,426                             6.2
             Abstain:                      817,624                             8.3
                                         ---------                           -----
         Total Voted:                    9,788,602                           100.0%
                                         =========                           =====

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

  A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust's portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

  Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling
(800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

  The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

  This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

  The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

---------------------

        AIG SunAmerica (LOGO)
        1 SunAmerica Center
        Los Angeles, California 90067-6022

        ADDRESS SERVICE REQUESTED










THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                              R-1411SAR.4 (R 9/07)

--------------------------------------------------------------------------------

                                                                 Presorted

                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.

--------------------------------------------------------------------------------

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

         (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

         (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a) (1) Not applicable.

             (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
             Exhibit 99.CERT.

             (3) Not applicable.

         (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: October 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: October 9, 2007

By: /s/ Donna M. Handel
    ------------------------
        Donna M. Handel
        Treasurer

Date: October 9, 2007